UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Reports to Stockholders.

2012 Semiannual Report

TIAA-CREF Funds

Equity Funds

April 30, 2012

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Funds on the cover of this report.

This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2012. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.

•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2012.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

TIAA-CREF Market Monitor

A breather for stocks—or something worse?

At the beginning of the period, the broad U.S. stock market had just reversed a five-month-long decline, soaring 11.5% in October, as measured by the Russell 3000® Index. That was the largest gain for stocks in a single month since January 1987.

          During November, however, stocks pulled back, losing 0.3%. While returns turned positive again in December and stocks added an impressive 5.0% in January, gains diminished in each of the next two months, and the index ended the period with a 0.7% loss for April.

          Overall, U.S. stocks returned 12.7% for the six-month period, more than offsetting the losses of the previous six months. For the year ended April 30, 2012, the Russell 3000 Index was up just 3.4%, because of losses during the first half of the twelve-month period. With inflation in the United States running at 2.3%, as measured by the Consumer Price Index on a year-over-year basis through April 2012, the real (i.e., inflation-adjusted) return of U.S. stocks was 1.1% for the twelve-month period ended April 30, 2012.

Action by the Fed moves the market

The rally that began in October 2011 and continued until March 2012 was ignited in part by the Federal Reserve’s announcement that it would begin selling $400 billion of short-term U.S. Treasury securities from its portfolio, using the proceeds to buy longer-term Treasuries.

          The Fed sought to drive down long-term bond yields, which move in the opposite direction from prices. The goal was to put downward pressure on longer-term government interest rates, in the hope that this would encourage banks to increase lending, rather than simply holding government securities as a safe investment.

Three sectors made up nearly half of the U.S. stock market

The technology, financial services and consumer discretionary sectors made up nearly half (48%) of the Russell 3000 Index on April 30, 2012, based on the total market value of each sector’s stocks.

© Russell Investments 2012; used by permission.

          The rise in stock prices was fueled further by January’s report on gross domestic product, which showed that the nation’s output of goods and services rose 2.8% in the fourth quarter of 2011, compared with the previous quarter.

          It was the tenth consecutive quarter of growth for the U.S. economy, but the degree of expansion was significantly below the patterns established in other post-World War II recoveries. In particular, despite steady growth and strong corporate earnings, unemployment remained above 8% in March.

          Strong performance in the three largest sectors of the Russell 3000 powered the index higher: consumer discretionary climbed 16.6%, while financial services rose 15.9% and technology 14.8%. Stocks among both developed and emerging markets lagged U.S. shares by about ten percentage points, in dollar terms. The MSCI EAFE Index, which measures stock performance in 22 developed nations outside North America, returned 2.4%, while the MSCI Emerging Markets Index was up 3.9%.

Investors are split into two camps

Despite the decisive actions by the Fed, the yield on 10-year U.S. Treasury securities, a benchmark for many domestic interest rates, rose during the six-month period covered by this report, from 2.17% at the end of October 2011 to a peak of 2.39% on March 19. By the end of April, however, the yield had fallen to 1.95%, partly as a result of very strong demand for Treasuries as a safe haven. The broad domestic investment-grade bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 2.4% for the six months.

          Throughout the period covered by this report, investors were divided, with some confident that the Fed’s actions would fuel an economic expansion that was already under way; others were doubtful, worried about the continued weakness in the housing market, persistently high unemployment and troubles in Europe, the world’s largest single buyer of U.S. goods and services. How, they wondered, would any recovery gain traction with so many cards stacked against it?

The zigzag course of the market during the six-month period shows that neither sentiment won out over the other; both were still in contention when the period ended.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	3

About the funds’ benchmarks

Broad market index

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 22 developed countries outside North America.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 21 emerging countries in Europe, Asia, Africa, Latin America and the Middle East.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Mid-cap indexes

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The MSCI All Country World Commodity Producers Sector Capped Index measures the overall performance of commodity producers throughout the world. The largest components of the index include companies focused on integrated oil and gas, fertilizer, agricultural chemicals, and diversified metals and mining.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

          The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

          The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011–April 30, 2012).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section of the table shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	5

Growth & Income Fund

Portfolio composition

Sector	% of net assets as of 4/30/2012

Information technology	20.5
Financials	13.6
Consumer staples	12.9
Health care	12.8
Consumer discretionary	12.4
Energy	10.1
Industrials	9.8
Materials	3.0
Utilities	2.1
Telecommunication services	1.5
Short-term investments	2.5
Other assets & liabilities, net	–1.2

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2012

Over $50 billion	46.6
$15 billion–$50 billion	27.1
$2 billion–$15 billion	25.9
Under $2 billion	0.4

Total	100.0

Performance for the six months ended April 30, 2012

The Growth & Income Fund returned 14.28% for the Institutional Class, compared with the 12.77% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2012, the fund returned 5.88%, versus 4.76% for the index. The table below shows returns for all share classes of the fund.

Large-cap stocks zigzag higher

Following a modest loss in November of 2011, the S&P 500 Index advanced in each of the next four months. Investors welcomed signs of an improving U.S. economy and positive developments in Europe, where officials took stronger steps to resolve the region’s sovereign debt crisis. Discouraging U.S. economic data sent equities lower in April; however, the index finished the reporting period with a double-digit gain.

          The return of the S&P 500 Index for the six months slightly outpaced the 12.74% gain of the broad U.S. stock market, as measured by the Russell 3000® Index. More than one-third of the market value of the Russell 3000 consisted of small- and mid-cap stocks at period-end, and both categories trailed the large-cap stocks of the S&P 500. In the uncertain economic environment, many investors sought stocks of companies that paid consistent dividends and had diverse operations, which tended to be larger companies.

          For the ten years ended April 30, 2012, the S&P 500 Index registered an average annual return of 4.71%, versus 5.17% for the Russell 3000 Index.

Performance as of April 30, 2012

		Total return		Average annual total return

Growth & Income Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	14.28%	5.88%	3.91%		6.25%
Retirement Class	10/1/2002	14.10	5.54	3.64		5.95	*
Retail Class	3/31/2006	14.08	5.53	3.67		6.16	*
Premier Class	9/30/2009	14.19	5.61	3.83	*	6.21	*

S&P 500 Index	—	12.77	4.76	1.01		4.71

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Information technology leads the benchmark higher

For the six-month period, all ten industry sectors of the S&P 500 advanced, with seven scoring double-digit gains. The greatest contribution to return came from information technology, the benchmark’s largest sector, up 16.2%. Two other large sectors, financials and consumer discretionary, returned 15.5% and 18.2%, respectively. All three sectors are traditionally viewed as cyclical because they generally do better when economic growth is faster. Together, they represented more than 45% of the total market capitalization of the index on April 30, 2012.

          The health care, industrials and consumer staples sectors also made significant contributions to the benchmark’s return, rising 13.2%, 12.5% and 11.7%, respectively.

Utilities rose just 4.7%. Amid falling natural gas prices, the energy sector had the lowest return, at 3.9%.

Strong stock choices lift the fund’s performance

The fund outperformed its benchmark because of a number of advantageous stock selections. Among the largest contributors were out-of-benchmark positions in athletic shoe retailer Foot Locker, pharmacy benefit manager SXC Health Solutions and drug manufacturers Pharmasset and Valeant Pharmaceuticals. Overweight holdings in Apple, Discover Financial Services and Home Depot aided relative returns as well.

          These positive results were partly offset by other holdings that did not perform as expected. These included nonbenchmark positions in Diamond Foods and footwear manufacturer Deckers Outdoor. Overweight investments in Watson Pharmaceuticals, Anadarko Petroleum, video game maker Electronic Arts and technology giant Hewlett-Packard were also a drag on relative performance.

Expense example

Six months ended April 30, 2012

Growth & Income Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,142.79	$2.50
Retirement Class	1,000.00	1,140.99	3.83
Retail Class	1,000.00	1,140.84	4.42
Premier Class	1,000.00	1,141.85	3.30

5% annual hypothetical return
Institutional Class	1,000.00	1,022.53	2.36
Retirement Class	1,000.00	1,021.28	3.62
Retail Class	1,000.00	1,020.74	4.17
Premier Class	1,000.00	1,021.78	3.12

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.47% for the Institutional Class, 0.72% for the Retirement Class, 0.83% for the Retail Class and 0.62% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	7

International Equity Fund

Portfolio composition

Sector	% of net assets as of 4/30/2012

Industrials	21.9
Consumer discretionary	17.0
Materials	14.3
Financials	11.6
Consumer staples	11.4
Health care	10.6
Energy	5.0
Information technology	4.6
Short-term investments	22.8
Other assets & liabilities, net	–19.2

Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2012

United Kingdom	26.7
Germany	16.2
Switzerland	11.5
Japan	11.4
Sweden	4.5
Hong Kong	3.5
India	3.3
France	2.3
Taiwan	0.5
Belgium	0.4
4 other nations	0.6
Short-term investments	19.1

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2012

Over $50 billion	10.7
$15 billion–$50 billion	30.0
$2 billion–$15 billion	52.6
Under $2 billion	6.7

Total	100.0

Performance for the six months ended April 30, 2012

The International Equity Fund returned 8.11% for the Institutional Class, compared with the 2.44% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2012, the fund returned –18.29%, versus –12.82% for the index. The table below shows returns for all share classes of the fund.

Foreign stocks gain but lag U.S. shares

After falling 14.90% for the previous six months, the MSCI EAFE Index, which measures stock performance in 22 developed nations outside North America, recorded a modest 2.44% gain for the reporting period.

          The fund’s benchmark declined in four of the period’s six months, as investors continued to worry about Europe’s sovereign debt problems. Strong gains in January and February, following announcements of new initiatives designed to assist the continent’s struggling balance sheets, more than offset these losses.

          A rising dollar, relative to the euro and yen, reduced the EAFE’s return for U.S. investors. (The dollar was slightly weaker against the pound.) In terms of local currencies, the index gained 5.03% for the six months.

          For the period, the EAFE lagged the 12.74% gain of the Russell 3000® Index, a broad measure of the U.S. stock market, by more than ten percentage points. For the ten years ended April 30, 2012, however, the average annual return of the EAFE was 5.45%, versus 5.17% for the Russell 3000.

Performance as of April 30, 2012

		Total return		Average annual total return

International Equity Fund*	Inception date	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	8.11%	–18.29%	–5.50%		5.78%
Retirement Class	10/1/2002	7.97	–18.51	–5.74		5.34	†
Retail Class	3/31/2006	7.89	–18.51	–5.72		5.88	†
Premier Class	9/30/2009	7.95	–18.46	–5.59	†	5.73	†

MSCI EAFE Index	—	2.44	–12.82	–4.72		5.45

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

8	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Europe’s woes weigh on the EAFE’s return

The eleven national components of the EAFE that use the euro returned –3.4% for the period. The equity markets in four of these countries posted double-digit declines, while French stocks dropped 4.1%. (All returns are in U.S. dollars.)

          These losses were tempered by gains in the United Kingdom (up 6.1%) and Japan (up 3.8%), the largest country components of the EAFE index. Together, they made up almost 45% of its total market capitalization on April 30, 2012. The equity markets of two other large EAFE components, Switzerland and Germany, returned 4.3% and 4.8%, respectively.

The fund tops its benchmark on favorable stock choices

For the six months, the International Equity Fund outpaced its benchmark by more than five-and-a-half percentage points partly on the strength of numerous overweight positions, relative to the benchmark, in well-performing stocks. The largest positive contributors were Wolseley, a British plumbing supplier, and three German companies: chemical producer Lanxess, drug maker Bayer and consumer products manufacturer Henkel.

          These positive results were partly offset by several detractions from relative performance, such as overweight stakes in Finnish mobile phone manufacturer Nokia and in two British financial firms: ICAP and Man Group. An out-of-benchmark holding in Kakaku.com, a Japanese consumer support website, also reduced the fund’s relative return slightly.

          The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

          Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated.

Expense example

Six months ended April 30, 2012

International Equity Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,081.06	$2.74
Retirement Class	1,000.00	1,079.75	4.03
Retail Class	1,000.00	1,078.91	4.81
Premier Class	1,000.00	1,079.54	3.52

5% annual hypothetical return
Institutional Class	1,000.00	1,022.23	2.66
Retirement Class	1,000.00	1,020.98	3.92
Retail Class	1,000.00	1,020.24	4.67
Premier Class	1,000.00	1,021.48	3.42

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.53% for the Institutional Class, 0.78% for the Retirement Class, 0.93% for the Retail Class and 0.68% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	9

Emerging Markets Equity Fund

Portfolio composition

Sector	% of net assets as of 4/30/2012

Financials	23.8
Information technology	15.2
Consumer discretionary	12.0
Energy	11.5
Industrials	10.4
Consumer staples	9.8
Materials	9.3
Telecommunication services	3.9
Health care	1.3
Utilities	0.9
Short-term investments	9.1
Other assets & liabilities, net	–7.2

Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2012

Brazil	13.9
Korea	12.8
China	12.0
Taiwan	8.0
Russia	7.3
India	5.4
Mexico	5.3
South Africa	5.1
Indonesia	3.4
Thailand	3.1
20 other nations	15.2
Short-term investments	8.5

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2012

Over $50 billion	26.5
$15 billion–$50 billion	20.7
$2 billion–$15 billion	39.4
Under $2 billion	13.4

Total	100.0

Performance for the six months ended April 30, 2012

The Emerging Markets Equity Fund returned 4.70% for the Institutional Class, compared with the 3.93% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2012, the fund returned –14.29%, versus –12.61% for the index. The table below shows returns for all share classes of the fund.

Emerging stocks top developed markets

For the six months, the MSCI Emerging Markets Index posted a modest gain, outpacing the 2.44% return of the 22 developed nations that comprise the MSCI EAFE Index. Emerging market stocks, however, lagged the 12.74% return of the broad U.S. stock market, as measured by the Russell 3000® Index, by almost nine percentage points.

          After falling nearly 8% during the last two months of 2011, emerging market stocks rebounded strongly during the first quarter of 2012, as stimulus efforts by the Federal Reserve and the European Central Bank boosted the confidence of investors and their appetite for riskier securities. In April, however, stocks across the world, including emerging market issues, retreated slightly on slowing GDP growth in the United States and renewed concerns about the European debt crisis.

For the six-month period, a rising dollar reduced the return of the MSCI Emerging Market Index for U.S. investors. In terms of local currencies, the index registered a 5.80% gain.

Performance as of April 30, 2012

		Total return		Average annual total return

Emerging Markets Equity Fund*	Inception date	6 months	1 year	since inception

Institutional Class	8/31/2010	4.70%	–14.29%	3.58%
Retirement Class	8/31/2010	4.51	–14.63	3.29
Retail Class	8/31/2010	4.40	–14.67	3.16
Premier Class	8/31/2010	4.66	–14.42	3.44

MSCI Emerging Markets Index	—	3.93	–12.61	5.70	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†	Performance is calculated from the inception date of the Institutional Class.

10	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Gains in China and Korea drive the benchmark higher

China and Korea—the two largest country components of the MSCI Emerging Markets Index at period-end—gained 6.9% and 6.2%, respectively, and led the benchmark into positive territory for the six months. Solid gains from Mexico (up 10.5%) and South Africa (up 9.9%) also helped.

          These advances were partly offset by losses in the sizable Brazilian (down 2.8%) and Indian (down 9.7%) markets. Together, these two nations made up one-fifth of the benchmark’s market capitalization on April 30, 2012. (All returns are in U.S. dollars.)

Stock selections lift the fund above its benchmark

In a volatile market environment, the fund outperformed its benchmark, partly on the strength of several overweight stock selections. These included Korean electronics maker Samsung and Colombian energy producer Ecopetrol. The fund’s relative performance was also enhanced by underweights in two Brazilian companies: energy provider Petrobras and mining company Cia Vale do Rio.

          The positive effects of these positions were partly offset by less favorable results from an overweight investment in Russian natural gas producer Novatek. The exclusion of energy company PetroChina also trimmed relative results slightly.

          The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

          Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated.

Expense example

Six months ended April 30, 2012

Emerging Markets Equity Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,047.00	$4.84
Retirement Class	1,000.00	1,045.10	6.10
Retail Class	1,000.00	1,044.00	6.81
Premier Class	1,000.00	1,046.63	5.60

5% annual hypothetical return
Institutional Class	1,000.00	1,020.14	4.77
Retirement Class	1,000.00	1,018.90	6.02
Retail Class	1,000.00	1,018.20	6.72
Premier Class	1,000.00	1,019.39	5.52

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.95% for the Institutional Class, 1.20% for the Retirement Class, 1.34% for the Retail Class and 1.10% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	11

Large-Cap Growth Fund

Portfolio composition

Sector	% of net assets as of 4/30/2012

Information technology	36.8
Consumer discretionary	23.1
Industrials	11.4
Health care	11.0
Consumer staples	4.1
Energy	4.0
Materials	3.8
Financials	3.6
Short-term investments	4.3
Other assets & liabilities, net	–2.1

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2012

Over $50 billion	38.3
$15 billion–$50 billion	37.6
$2 billion–$15 billion	23.9
Under $2 billion	0.2

Total	100.0

Performance for the six months ended April 30, 2012

The Large-Cap Growth Fund returned 13.43% for the Institutional Class, compared with the 14.13% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2012, the fund returned 7.18%, versus 7.26% for the index. The table below shows returns for all share classes of the fund.

Large-cap growth stocks shine in a rising market

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 12.74% for the six-month period—a significant improvement over the previous six months when the index fell 8.28%. Investors responded positively to improving U.S. economic data and more aggressive action from European policymakers to address the region’s sovereign debt crisis.

          For the period, the large-cap growth category outpaced the 11.62% return of the large-cap value category, in part because the former contained more high-performing technology stocks. Within the growth category, large caps led mid- and small-cap stocks, which gained 12.26% and 10.58%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

          For the five years ended April 30, 2012, the Russell 1000 Growth Index produced an average annual return of 4.11%, easily outpacing both the –1.73% return of the Russell 1000 Value Index and the 1.25% return of the Russell 3000 Index.

Three large sectors lead the benchmark higher

All nine industry sectors of the Russell 1000 Growth Index generated positive returns for the period, with seven achieving double-digit gains. The largest contributions came from the technology (up 17.6%), consumer discretionary

Performance as of April 30, 2012

		Total return		Average annual total return

Large-Cap Growth Fund	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	3/31/2006	13.43%	7.18%	4.00%		4.54%
Retirement Class	3/31/2006	13.24	6.89	3.74		4.28
Retail Class	3/31/2006	13.20	6.76	3.76		4.31
Premier Class	9/30/2009	13.29	6.94	3.91	*	4.47	*

Russell 1000 Growth Index	—	14.13	7.26	4.11		5.32	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

†	Performance is calculated from the inception date of the Institutional Class.

12	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

(up 16.5%) and health care (up 15.9%) sectors. Together, these three sectors made up more than one-half of the benchmark’s total market capitalization on April 30, 2012. The technology sector benefited from robust demand for mobile devices and the trend toward “cloud computing”—storing and accessing data over the Internet.

          Strong contributions also came from the financial services, consumer staples and producer durables sectors, which rose 17.8%, 13.9% and 11.7%, respectively. The energy and utilities sectors failed to keep pace in a rising market; they advanced just 4.7% and 3.5%, respectively.

          The benchmark’s five largest stocks all had positive returns, with two delivering gains that far exceeded that of the index. Apple, the benchmark’s largest issue in terms of market capitalization at period-end, registered an impressive 44.3% advance. Microsoft, another technology bellwether, also outpaced the index with a 21.9% return. IBM, Exxon Mobil and Google rounded out the top five, rising 13.1%, 11.8% and 2.1%, respectively.

Stock selections trim relative performance

Despite the fund’s strong absolute return, it failed to keep pace with its benchmark mainly because of unfavorable stock choices. Chief among these were overweight holdings in Watson Pharmaceuticals, Google, biotechnology firm Gilead Sciences, technology company Juniper Networks and video game maker Electronic Arts. A nonbenchmark position in cruise ship operator Carnival also detracted from the fund’s relative performance.

          These negative effects were partly offset by other investments that boosted results. These included overweight positions in Visa, Estée Lauder, Starbucks and medical device manufacturer Intuitive Surgical. An out-of-benchmark holding in Disney helped relative returns as well.

Expense example

Six months ended April 30, 2012

Large-Cap Growth Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,134.27	$2.55
Retirement Class	1,000.00	1,132.43	3.87
Retail Class	1,000.00	1,131.99	4.82
Premier Class	1,000.00	1,132.86	3.34

5% annual hypothetical return
Institutional Class	1,000.00	1,022.48	2.41
Retirement Class	1,000.00	1,021.23	3.67
Retail Class	1,000.00	1,020.34	4.57
Premier Class	1,000.00	1,021.73	3.17

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.48% for the Institutional Class, 0.73% for the Retirement Class, 0.91% for the Retail Class and 0.63% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	13

Large-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 4/30/2012

Financials	23.4
Health care	13.3
Information technology	11.9
Energy	11.1
Industrials	9.6
Consumer discretionary	9.1
Consumer staples	8.1
Utilities	4.8
Telecommunication services	4.8
Materials	2.4
Short-term investments	4.6
Other assets & liabilities, net	–3.1

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2012

Over $50 billion	41.9
$15 billion–$50 billion	24.9
$2 billion–$15 billion	29.7
Under $2 billion	3.5

Total	100.0

Performance for the six months ended April 30, 2012

The Large-Cap Value Fund returned 13.56% for the Institutional Class, compared with the 11.62% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2012, the fund returned –1.94%, versus 1.03% for the index. The table below shows returns for all share classes of the fund.

Large-cap value stocks lag their growth counterparts

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 12.74% for the six-month period—a significant improvement over the previous six months when the index fell 8.28%. Investors responded positively to improving U.S. economic data and more aggressive action from European policymakers to address the region’s sovereign debt crisis.

For the period, the large-cap value category trailed the 14.13% return of the large-cap growth category, in part because the latter contained more high-performing technology stocks.

          Within the value category, however, large-cap stocks outperformed mid-cap and small-cap issues, which returned 11.48% and 11.47%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended April 30, 2012, the Russell 1000 Value Index posted an average annual return of –1.73%, trailing both the 1.25% return of the Russell 3000 Index and the 4.11% gain of the Russell 1000 Growth Index.

Financial services sector leads the benchmark higher

For the period, all nine industry sectors of the Russell 1000 Value Index posted positive results, with five generating double-digit gains. The benchmark’s largest sector, financial services, gained 15.7% and was the largest contributor to benchmark performance. Strong gains from consumer

Performance as of April 30, 2012

		Total return		Average annual total return

Large-Cap Value Fund	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	10/1/2002	13.56%	–1.94%	–1.39%		8.36%
Retirement Class	10/1/2002	13.46	–2.16	–1.62		8.11
Retail Class	10/1/2002	13.38	–2.22	–1.59		8.14
Premier Class	9/30/2009	13.51	–2.09	–1.47	*	8.32	*

Russell 1000 Value Index	—	11.62	1.03	–1.73		7.56	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

†	Performance is calculated from the inception date of the Institutional Class.

14	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

discretionary, producer durables and health care lifted the index as well. These three sectors rose 17.5%, 14.1% and 12.9%, respectively. Together, the four sectors made up nearly 60% of the benchmark’s total market capitalization on April 30, 2012.

Conversely, energy stocks returned just 2.9%. The sector underperformed as a result of falling natural gas prices during the period.

          Four of the five largest stocks in the Russell 1000 Value Index outperformed the index for the six-month period. JPMorgan Chase soared 25.4%, outpacing the financial services sector by nearly ten percentage points. General Electric, the benchmark’s largest individual component in terms of market capitalization at period-end, climbed 19.3%, while pharmaceutical giant Pfizer and AT&T rose 21.3% and 15.6%, respectively. Chevron substantially lagged the benchmark, however, returning just 3.0%.

Stock choices boost the fund’s performance

The fund posted a strong absolute gain and outperformed its benchmark by nearly two percentage points on the strength of numerous favorable stock selections. Overweight holdings in AOL, homebuilder PulteGroup and home improvement retailer Lowe’s increased the fund’s performance relative to its benchmark’s, as did positions in two nonbenchmark stocks—building products manufacturer Masco and oil exploration company Cobalt International Energy.

          These positive contributors to relative results were partly offset by several detractors from relative performance, including overweights in technology giant Hewlett-Packard and two energy producers, Exelon and Genon Energy. A nonbenchmark position in semiconductor manufacturer RF Micro Devices hurt relative performance as well. Underweighting JPMorgan Chase also detracted slightly from the fund’s results.

Expense example

Six months ended April 30, 2012

Large-Cap Value Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,135.59	$2.50
Retirement Class	1,000.00	1,134.60	3.82
Retail Class	1,000.00	1,133.82	4.46
Premier Class	1,000.00	1,135.10	3.29

5% annual hypothetical return
Institutional Class	1,000.00	1,022.53	2.36
Retirement Class	1,000.00	1,021.28	3.62
Retail Class	1,000.00	1,020.69	4.22
Premier Class	1,000.00	1,021.78	3.12

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.47% for the Institutional Class, 0.72% for the Retirement Class, 0.84% for the Retail Class and 0.62% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	15

Mid-Cap Growth Fund

Portfolio composition

Sector	% of net assets as of 4/30/2012

Information technology	22.6
Consumer discretionary	18.6
Industrials	15.7
Health care	13.2
Energy	8.3
Financials	8.0
Materials	6.9
Consumer staples	5.5
Utilities	0.5
Short-term investments	8.3
Other assets & liabilities, net	–7.6

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2012

$15 billion–$50 billion	15.6
$2 billion–$15 billion	74.0
Under $2 billion	10.4

Total	100.0

Performance for the six months ended April 30, 2012

The Mid-Cap Growth Fund returned 14.16% for the Institutional Class, compared with the 12.26% return of its benchmark, the Russell Midcap® Growth Index. For the one-year period ended April 30, 2012, the fund returned –1.36%, versus 0.78% for the index. The table below shows returns for all share classes of the fund.

Mid-cap growth stocks lag the broad market

For the six-month period, the mid-cap growth category lagged the 12.74% return of the broad U.S. stock market, as measured by the Russell 3000® Index. The higher return of the broader index reflected investors’ preference for large-cap stocks in an uncertain economic climate; larger companies tend to have greater operational diversity and offer more consistent dividends.

          Within the growth category, mid-cap stocks trailed the 14.13% return of large-cap equities but significantly outperformed the 10.58% advance of small-cap stocks for the period. (Investment-style and capitalization-size returns are based on the Russell indexes.)

For the five years ended April 30, 2012, the Russell Midcap Growth Index posted an average annual gain of 3.55%—more than two percentage points higher than the 1.25% return of the Russell 3000 Index.

Consumer discretionary and health care propel the benchmark’s rise

For the period, eight of the nine industry sectors of the Russell Midcap Growth Index scored positive results, and six posted double-digit gains. The benchmark’s strong advance was fueled primarily by the 15.0% return of the consumer discretionary sector, the benchmark’s largest, and the 19.9% climb

Performance as of April 30, 2012

		Total return		Average annual total return

Mid-Cap Growth Fund	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	10/1/2002	14.16%	–1.36%	4.54%		11.66%
Retirement Class	10/1/2002	13.99	–1.62	4.28		11.36
Retail Class	10/1/2002	13.92	–1.71	4.30		11.38
Premier Class	9/30/2009	14.10	–1.50	4.46	*	11.62	*

Russell Midcap Growth Index	—	12.26	0.78	3.55		11.43	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

†	Performance is calculated from the inception date of the Institutional Class.

16	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

of health care stocks. Together, these two sectors made up more than one-third of the benchmark’s market capitalization on April 30, 2012. Solid gains from producer durables (up 11.7%) and materials & processing (up 16.8%) also made significant contributions. Only the utilities sector posted a loss; it fell 7.6%.

          For the period, four of the benchmark’s five largest stocks posted gains that outpaced the index’s results. Medical device manufacturer Intuitive Surgical climbed 33.3%, while cleaning products maker Ecolab and energy company El Paso rose 19.1% and 18.7%, respectively. Bed Bath & Beyond gained a solid 13.8%. Software provider Intuit underperformed, however, returning 8.6%.

Stock selections aid the fund’s relative performance

The fund surpassed its benchmark by almost two percentage points on the strength of successful stock selections. The largest contributor was an overweight position, relative to the benchmark, in oil exploration company Cobalt International Energy. Nonbenchmark positions in network-security software provider Sourcefire, business software company SuccessFactors and chemical manufacturer Cytec Industries also helped.

          The positive effects of these positions were partly offset by the avoidance of drug maker Pharmasset and biotechnology company Regeneron. Non-benchmark positions in Shutterfly, an Internet-based publishing service, and data storage provider SanDisk also reduced relative results, as did an overweight in mining equipment producer Joy Global.

Expense example

Six months ended April 30, 2012

Mid-Cap Growth Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,141.60	$2.61
Retirement Class	1,000.00	1,139.90	3.94
Retail Class	1,000.00	1,139.18	4.52
Premier Class	1,000.00	1,140.97	3.41

5% annual hypothetical return
Institutional Class	1,000.00	1,022.43	2.46
Retirement Class	1,000.00	1,021.18	3.72
Retail Class	1,000.00	1,020.64	4.27
Premier Class	1,000.00	1,021.68	3.22

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.49% for the Institutional Class, 0.74% for the Retirement Class, 0.85% for the Retail Class and 0.64% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	17

Mid-Cap Value Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2012

Financials	26.7
Consumer discretionary	12.8
Industrials	10.0
Utilities	10.0
Energy	9.0
Information technology	8.1
Health care	6.6
Consumer staples	6.2
Materials	5.6
Telecommunication services	0.5
Short-term investments	6.8
Other assets & liabilities, net	–2.3

Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2012

$15 billion–$50 billion	27.3
$2 billion–$15 billion	66.7
Under $2 billion	6.0

Total	100.0

Performance for the six months ended April 30, 2012

The Mid-Cap Value Fund returned 12.42% for the Institutional Class, compared with the 11.48% return of its benchmark, the Russell Midcap® Value Index. For the one-year period ended April 30, 2012, the fund returned –0.70%, versus –0.81% for the index. The table below shows returns for all share classes of the fund.

Mid-cap value stocks lag the broad market

For the six-month period, the mid-cap value category underperformed the 12.74% return of the broad U.S. stock market, as measured by the Russell 3000® Index. The higher return of the broader index reflected investors’ preference for large-cap stocks in an uncertain economic climate; larger companies tend to have greater operational diversity and offer more consistent dividends.

        Within the value category, mid-cap stocks trailed the 11.62% return of large-cap issues but were in line with the 11.47% return of small-cap shares for the period. (Investment-style and capitalization-size returns are based on the Russell indexes.)

        For the five years ended April 30, 2012, the mid-cap value category produced an average annual return of 0.50%, significantly underperforming the 1.25% return of the Russell 3000 Index over the same period.

Financials and consumer discretionary drive results

For the period, all nine industry sectors of the Russell Midcap Value Index had positive results, with four achieving double-digit gains. Financial services, which made up about one-third of the benchmark’s market capitalization on April 30, 2012, gained 15.1%, while consumer discretionary, the third-largest

Performance as of April 30, 2012

		Total return		Average annual total return

Mid-Cap Value Fund	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	10/1/2002	12.42%	–0.70%	1.16%		11.98%
Retirement Class	10/1/2002	12.29	–0.94	0.90		11.67
Retail Class	10/1/2002	12.27	–0.94	0.97		11.73
Premier Class	9/30/2009	12.35	–0.84	1.07	*	11.93	*

Russell Midcap Value Index	—	11.48	–0.81	0.50		10.82	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

†	Performance is calculated from the inception date of the Institutional Class.

18	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

sector in the index, returned 17.0%. Substantial contributions also came from the producer durables sector (up 11.6%). Returns were somewhat constrained, however, by a 2.2% return in the benchmark’s energy sector.

        The five largest stocks in the index, in terms of market capitalization, delivered sharply mixed results for the period. Cigarette maker Lorillard soared 25.2%—more than double the return of the index; insurer Aon returned 11.8%. The other three stocks lagged: insurer Marsh & McLennan returned 10.8%, while Spectra Energy and utility Consolidated Edison gained 9.4% and 4.9%, respectively.

Stock choices place the fund above its benchmark

For the period, the fund outperformed its benchmark due in part to several advantageous stock selections. These included overweight positions, relative to the benchmark, in chemical company W.R. Grace, video provider Dish Network and Discover Financial Services. Nonbenchmark positions in electronic storage manufacturer Seagate Technology and CBS boosted returns as well.

        These positive contributors were partly offset by less favorable stock choices, including underweights in Regions Financial and clothing retailer Gap, as well as nonbenchmark positions in health insurer Universal American and Tempur-Pedic, the bedding manufacturer. An overweight in energy company EQT also trimmed the fund’s relative performance slightly.

Expense example

Six months ended April 30, 2012

Mid-Cap Value Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,124.21	$2.43
Retirement Class	1,000.00	1,122.92	3.75
Retail Class	1,000.00	1,122.72	4.33
Premier Class	1,000.00	1,123.51	3.22

5% annual hypothetical return
Institutional Class	1,000.00	1,022.58	2.31
Retirement Class	1,000.00	1,021.33	3.57
Retail Class	1,000.00	1,020.79	4.12
Premier Class	1,000.00	1,021.83	3.07

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.46% for the Institutional Class, 0.71% for the Retirement Class, 0.82% for the Retail Class and 0.61% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	19

Small-Cap Equity Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2012

Financials	21.0
Information technology	20.7
Industrials	17.7
Consumer discretionary	12.2
Health care	11.0
Energy	6.0
Materials	4.8
Consumer staples	3.4
Utilities	2.0
Telecommunication services	0.7
Short-term investments	9.2
Other assets & liabilities, net	–8.7

Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2012

$2 billion–$15 billion	31.3
Under $2 billion	68.7

Total	100.0

Performance for the six months ended April 30, 2012

The Small-Cap Equity Fund returned 11.12% for the Institutional Class, compared with the 11.02% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2012, the fund returned –4.55%, versus –4.25% for the index. The table below shows returns for all share classes of the fund.

Small-cap stocks generate solid gains but lag the broad market

For the six-month period, small-cap stocks posted a strong advance but failed to keep pace with the 12.74% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

          After ending the last two months of 2011 essentially flat, small-cap equities rose sharply in the first quarter of 2012 on signs of an improving U.S. economy and positive developments in Europe, where officials took stronger steps to resolve the region’s debt crisis. In April, however, small-cap issues, along with stocks of other capitalization sizes, fell slightly on concerns about slowing GDP growth and renewed worries about Europe’s fiscal situation.

Within the small-cap segment, value stocks outpaced growth issues, 11.47% to 10.58%. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the five years ended April 30, 2012, the Russell 2000 Index registered an average annual return of 1.45%, outpacing the 1.25% average return of the Russell 3000.

Performance as of April 30, 2012

		Total return		Average annual total return

Small-Cap Equity Fund*	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	10/1/2002	11.12%	–4.55%	0.90%		9.95%
Retirement Class	10/1/2002	10.95	–4.84	0.64		9.65
Retail Class	10/1/2002	10.84	–4.93	0.64		9.73
Premier Class	9/30/2009	11.00	–4.69	0.81	†	9.90	†

Russell 2000 Index	—	11.02	–4.25	1.45		10.10	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

‡	Performance is calculated from the inception date of the Institutional Class.

20	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Two largest sectors lead the benchmark higher

All nine industry sectors of the Russell 2000 Index generated positive returns for the six months, with five posting double-digit gains. The biggest contributions to the benchmark’s performance came from its two largest sectors—financial services and consumer discretionary—which rose 14.9% and 13.7%, respectively. Together, these sectors made up almost 40% of the benchmark’s market capitalization on April 30, 2012. Outsized gains from the sizable health care (up 14.4%) and producer durables (up 11.6%) sectors also moved the index higher.

Energy and utility stocks failed to keep pace in a rising market. They gained just 3.3% and 0.3%, respectively.

          The five largest stocks in the Russell 2000 Index all recorded double-digit gains for the six months. In descending order of market capitalization at period-end, these stocks and their returns were as follows: American Campus Communities (up 16.1%), real estate investment trust Kilroy Realty (up 31.5%), waste management firm Clean Harbors (up 17.1%), aviation and marine fuel supplier World Fuel Services (up 10.8%) and BioMed Realty (up 11.9%).

Stock choices lift the fund past its benchmark

During the period, the fund produced a strong absolute return and narrowly outpaced its benchmark on the strength of numerous advantageous stock selections. Chief among these were overweight holdings, relative to the benchmark, in equipment rental company United Rentals, software developer SolarWinds and web security provider Blue Coat Systems. Avoiding technology licensing firm Rambus also boosted relative results.

          These positive results were partly offset by other holdings that did not perform as expected. They included overweight positions in communications provider Vonage, information technology firm Brightpoint and medical device manufacturer NxStage Medical. An underweight in health care company Medivation detracted from performance as well.

Expense example

Six months ended April 30, 2012

Small-Cap Equity Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,111.25	$2.41
Retirement Class	1,000.00	1,109.55	3.72
Retail Class	1,000.00	1,108.41	4.46
Premier Class	1,000.00	1,110.03	3.20

5% annual hypothetical return
Institutional Class	1,000.00	1,022.58	2.31
Retirement Class	1,000.00	1,021.33	3.57
Retail Class	1,000.00	1,020.64	4.27
Premier Class	1,000.00	1,021.83	3.07

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.46% for the Institutional Class, 0.71% for the Retirement Class, 0.85% for the Retail Class and 0.61% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	21

Enhanced International Equity Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2012

Financials	23.1
Industrials	12.2
Consumer staples	11.0
Consumer discretionary	10.4
Materials	9.9
Health care	9.2
Energy	8.4
Telecommunication services	5.3
Information technology	4.5
Utilities	4.1
Short-term investments	11.2
Other assets & liabilities, net	–9.3

Total	100.0

Holdings by country

% of portfolio investments
as of 4/30/2012

Japan	18.6
United Kingdom	18.1
Australia	7.7
Germany	7.5
Switzerland	7.2
France	6.9
Netherlands	5.4
Hong Kong	2.5
Sweden	2.5
Italy	2.2
14 other nations	11.2
Short-term investments	10.2

Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2012

Over $50 billion	36.8
$15 billion–$50 billion	30.3
$2 billion–$15 billion	32.1
Under $2 billion	0.8

Total	100.0

Performance for the six months ended April 30, 2012

The Enhanced International Equity Index Fund returned 4.15%, compared with the 2.44% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2012, the fund returned –12.62%, versus –12.82% for the index.

Foreign stocks gain but lag U.S. shares

After falling 14.90% for the previous six months, the MSCI EAFE Index, which measures stock performance in 22 developed nations outside North America, recorded a modest 2.44% gain for the reporting period. However, it lagged the 12.74% return of the Russell 3000® Index, a broad measure of the U.S. stock market.

          The EAFE declined in four of the period’s six months, as investors continued to worry about Europe’s sovereign debt problems. Strong gains in January and February, following announcements of new initiatives designed to assist the continent’s struggling balance sheets, more than offset these losses.

          A rising dollar, relative to the euro and yen, reduced the EAFE’s return for U.S. investors. (The dollar was slightly weaker against the pound.) In terms of local currencies, the benchmark gained 5.03% for the six months.

Europe’s woes weigh on the EAFE’s return

The eleven national components of the EAFE that use the euro returned –3.4% for the period. Equity markets in four of these countries posted double-digit declines, while French stocks dropped 4.1%. (All returns are in U.S. dollars.)

          These losses were tempered by gains in the United Kingdom (up 6.1%) and Japan (up 3.8%), which made up almost 45% of the total market capitalization of the index on April 30, 2012. Swiss and German stocks returned 4.3% and 4.8%, respectively.

Performance as of April 30, 2012

		total return		Average annual total return

Enhanced International Equity Index Fund*	Inception date	6 months	1 year	since inception

Institutional Class	11/30/2007	4.15%	–12.62%	–6.62%

MSCI EAFE Index	—	2.44	–12.82	–6.29	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†	Performance is calculated from the inception date of the Institutional Class.

22	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Stock choices lift the fund above its benchmark

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s relative performance, but the net result was to elevate the fund’s return relative to that of its benchmark. Positive contributors included an underweight position in Spanish telephone company Telefónica and overweights in three financial services firms—Britain’s Prudential, France’s BNP Paribas and Swiss Re. An overweight in German automobile manufacturer BMW helped as well.

          These positive results were partly offset by several detractions from relative performance, such as overweight stakes in Italian electric utility Enel and French media company Vivendi. Underweights in Danish health care firm Novo Nordisk and Toyota also detracted slightly.

          The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

          Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated.

Expense example

Six months ended April 30, 2012

Enhanced International Equity Index Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,041.47	$2.74

5% annual hypothetical return
Institutional Class	1,000.00	1,022.18	2.72

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.54% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	23

Enhanced Large-Cap Growth Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2012

Information technology	30.0
Consumer discretionary	15.0
Industrials	11.9
Consumer staples	11.6
Health care	11.2
Energy	9.6
Materials	5.8
Financials	3.4
Telecommunication services	0.6
Short-term investments	1.7
Other assets & liabilities, net	–0.8

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2012

Over $50 billion	41.7
$15 billion–$50 billion	28.0
$2 billion–$15 billion	30.1
Under $2 billion	0.2

Total	100.0

Performance for the six months ended April 30, 2012

The Enhanced Large-Cap Growth Index Fund returned 15.09%, compared with the 14.13% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2012, the fund returned 8.49%, versus 7.26% for the index.

Large-cap growth stocks shine in a rising market

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 12.74% for the six-month period—a significant improvement over the previous six months when the index fell 8.28%. Investors responded positively to improving U.S. economic data and more aggressive action from European policymakers to address the region’s sovereign debt crisis.

          For the period, the large-cap growth category outpaced the 11.62% return of the large-cap value category, in part because the former contained more high-performing technology stocks. Within the growth category, large caps led mid- and small-cap stocks, which gained 12.26% and 10.58%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

Three large sectors lead the benchmark higher

All nine industry sectors of the Russell 1000 Growth Index generated positive returns for the period, with seven achieving double-digit gains. The largest contributions came from the technology (up 17.6%), consumer discretionary (up 16.5%) and health care (up 15.9%) sectors. Together, these three sectors made up more than one-half of the benchmark’s total market capitalization on April 30, 2012. The technology sector benefited from robust demand for mobile devices and the trend toward “cloud computing”—storing and accessing data over the Internet.

Performance as of April 30, 2012

		Total return		Average annual total return

Enhanced Large-Cap Growth Index Fund	Inception date	6 months	1 year	since inception

Institutional Class	11/30/2007	15.09%	8.49%	3.75%

Russell 1000 Growth Index	—	14.13	7.26	3.31	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Performance is calculated from the inception date of the Institutional Class.

24	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

          Strong contributions also came from the financial services, consumer staples and producer durables sectors, which rose 17.8%, 13.9% and 11.7%, respectively. The energy and utilities sectors failed to keep pace in a rising market; they advanced just 4.7% and 3.5%, respectively.

          The benchmark’s five largest stocks all had positive returns, with two delivering gains that far exceeded that of the index. Apple, the benchmark’s largest issue in terms of market capitalization at period-end, registered an impressive 44.3% advance. Microsoft, another technology bellwether, also outpaced the index with a 21.9% return. IBM, Exxon Mobil and Google rounded out the top five, rising 13.1%, 11.8% and 2.1%, respectively.

Stock selections lift the fund’s relative return

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s relative performance, but the net result was to lift the fund’s return above that of its benchmark. The largest positive contributions came from overweight positions in drug maker Pharmasset, pharmacy benefit manager SXC Health Solutions, Apple and Monster Beverage.

          Stock choices that detracted from relative performance included overweights in Occidental Petroleum, mining equipment manufacturer Joy Global and software firm Symantec. An underweight holding in Boeing also lowered relative performance slightly.

Expense example

Six months ended April 30, 2012

Enhanced Large-Cap Growth Index Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,150.88	$2.09

5% annual hypothetical return
Institutional Class	1,000.00	1,022.92	1.96

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.39% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	25

Enhanced Large-Cap Value Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2012

Financials	25.9
Energy	12.1
Health care	10.9
Consumer discretionary	10.9
Information technology	10.7
Industrials	8.6
Consumer staples	6.8
Utilities	6.6
Telecommunication services	4.1
Materials	3.4
Short-term investments	1.2
Other assets & liabilities, net	–1.2

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2012

Over $50 billion	40.5
$15 billion–$50 billion	23.9
$2 billion–$15 billion	34.6
Under $2 billion	1.0

Total	100.0

Performance for the six months ended April 30, 2012

The Enhanced Large-Cap Value Index Fund returned 11.94%, compared with the 11.62% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2012, the fund returned 1.43%, versus 1.03% for the index.

Large-cap value stocks lag their growth counterparts

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 12.74% for the six-month period—a significant improvement over the previous six months when the index fell 8.28%. Investors responded positively to improving U.S. economic data and more aggressive action from European policymakers to address the region’s sovereign debt crisis.

For the period, the large-cap value category trailed the 14.13% return of the large-cap growth category, in part because the latter contained more high-performing technology stocks.

          Within the value category, however, large-cap stocks outperformed mid-cap and small-cap issues, which returned 11.48% and 11.47%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

Financial services sector leads the benchmark higher

For the period, all nine industry sectors of the Russell 1000 Value Index posted positive results, with five generating double-digit gains. The benchmark’s largest sector, financial services, gained 15.7% and was the largest contributor to benchmark performance. Strong gains from consumer discretionary, producer durables and health care lifted the index as well. These three sectors rose 17.5%, 14.1% and 12.9%, respectively. Together, the four sectors made up nearly 60% of the benchmark’s total market capitalization on April 30, 2012.

Performance as of April 30, 2012

		Total return		Average annual total return

Enhanced Large-Cap Value Index Fund	Inception date	6 months	1 year	since inception

Institutional Class	11/30/2007	11.94%	1.43%	–1.11%

Russell 1000 Value Index	—	11.62	1.03	–1.04	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Performance is calculated from the inception date of the Institutional Class.

26	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Conversely, energy stocks returned just 2.9%. The sector underperformed as a result of falling natural gas prices during the period.

          Four of the five largest stocks in the Russell 1000 Value Index outperformed the index for the six-month period. JPMorgan Chase soared 25.4%, outpacing the financial services sector by nearly ten percentage points. General Electric, the benchmark’s largest individual component in terms of market capitalization at period-end, climbed 19.3%, while pharmaceutical giant Pfizer and AT&T rose 21.3% and 15.6%, respectively. Chevron substantially lagged the benchmark, however, returning just 3.0%.

Stock choices help the fund outpace its benchmark

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s relative performance, but the net result was that the fund outperformed its benchmark. The largest positive contributors to the fund’s return included underweight positions, relative to the benchmark, in gold producer Newmont Mining and energy-exploration and production company Chesapeake Energy. Overweights in data storage device manufacturer Western Digital and video provider Dish Network helped as well.

          These positive results were partly offset by detractors from relative performance, which included underweights in home improvement retailer Lowe’s and Disney. An overweight in electronics retailer Best Buy and a nonbenchmark position in Diamond Foods also reduced the fund’s relative performance slightly.

Expense example

Six months ended April 30, 2012

Enhanced Large-Cap Value Index Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,119.37	$2.06

5% annual hypothetical return
Institutional Class	1,000.00	1,022.92	1.96

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.39% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	27

Social Choice Equity Fund

Portfolio composition

Sector	% of net assets as of 4/30/2012

Financials	19.9
Information technology	17.0
Consumer discretionary	12.1
Industrials	11.2
Health care	10.7
Energy	9.2
Consumer staples	8.8
Materials	4.7
Utilities	4.3
Telecommunication services	1.4
Short-term investments	0.5
Other assets & liabilities, net	0.2

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2012

Over $50 billion	22.9
$15 billion–$50 billion	47.7
$2 billion–$15 billion	25.9
Under $2 billion	3.5

Total	100.0

Performance for the six months ended April 30, 2012

The Social Choice Equity Fund returned 10.55% for the Institutional Class, compared with the 12.74% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2012, the fund returned 2.10%, versus 3.40% for the index. The table below shows returns for all share classes of the fund. The fund screens investments according to social criteria, while the benchmark does not.

Stock exclusions hurt the fund’s results

Because of its social screens, the fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these issues produced mixed results during the six-month period, but the net effect was to decrease the fund’s return relative to that of its benchmark.

          The biggest drag on the fund’s relative performance was the exclusion of Apple, the largest stock in the index in terms of market capitalization on April 30, 2012. Apple soared 44.3% for the six months, as the company continued to benefit from strong product sales and better-than-expected quarterly earnings. Avoiding Home Depot (up 46.7%), Philip Morris International (up 30.5%), Microsoft (up 21.9%), and banking giants Wells Fargo (up 30.5%) and JPMorgan Chase (up 25.4%) reduced the fund’s relative results as well.

          The negative effects of these detractors were partly offset by the exclusion of five large-cap energy companies: Chevron, Schlumberger, Occidental Petroleum, Baker Hughes and ConocoPhillips, all of which lagged the Russell 3000 for the period. Energy, hampered by falling natural gas prices, posted the weakest performance of all the sectors of the Russell 3000 Index, returning just 3.8% for the six months.

Performance as of April 30, 2012

Social Choice Equity Fund		Total return		Average annual total return

	Inception date	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	10.55%	2.10%	1.37%		5.31%
Retirement Class	10/1/2002	10.39	1.77	1.12		4.99	*
Retail Class	3/31/2006	10.41	1.86	1.20		5.21	*
Premier Class	9/30/2009	10.52	1.95	1.27	*	5.26	*

Russell 3000 Index	—	12.74	3.40	1.25		5.17

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

28	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Quantitative modeling techniques help manage the fund’s risks

To compensate for the fund’s exclusion of some stocks of the Russell 3000 Index, its managers use quantitative modeling and other techniques to help ensure that the risk characteristics of the portfolio nonetheless resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of the overall capitalization of the benchmark.

          During the six-month period, the fund’s relative performance was adversely affected by several overweight holdings. These included positions in technology giant Oracle (down 9.9%), packaged foods maker Kellogg (down 5.1%) and three energy companies: Chesapeake Energy (down 33.9%), EQT (down 20.9%) and Hess (down 16.4%).

          Relative returns were enhanced by overweight holdings in several well-performing stocks. Chief among these were home improvement retailer Lowe’s, chemical company LyondellBasell, women’s apparel retailer TJX, financial holding company BB&T and Starbucks. For the six months, these stocks rose 51.2%, 48.3%, 42.4%, 39.0% and 36.4%, respectively.

Expense example

Six months ended April 30, 2012

Social Choice Equity Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,105.49	$0.99
Retirement Class	1,000.00	1,103.95	2.30
Retail Class	1,000.00	1,104.12	2.62
Premier Class	1,000.00	1,105.20	1.78

5% annual hypothetical return
Institutional Class	1,000.00	1,023.92	0.96
Retirement Class	1,000.00	1,022.68	2.21
Retail Class	1,000.00	1,022.38	2.51
Premier Class	1,000.00	1,023.17	1.71

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.19% for the Institutional Class, 0.44% for the Retirement Class, 0.50% for the Retail Class and 0.34% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	29

Global Natural Resources Fund

Portfolio composition

Sector	% of net assets as of 4/30/2012

Materials	48.4
Energy	31.4
Consumer staples	8.8
Industrials	6.3
Financials	1.0
Short-term investments	3.1
Other assets & liabilities, net	1.0

Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2012

United States	30.0
United Kingdom	10.3
Canada	10.0
Australia	4.8
Indonesia	4.7
Switzerland	4.2
India	2.7
Russia	2.6
Brazil	2.6
Malaysia	2.2
17 other nations	22.8
Short-term investments	3.1

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2012

Over $50 billion	21.6
$15 billion–$50 billion	30.1
$2 billion–$15 billion	42.7
Under $2 billion	5.6

Total	100.0

Performance for the period ended April 30, 2012

The Global Natural Resources Fund was launched on November 1, 2011. From that date through April 30, 2012, the fund returned 5.50% for the Institutional Class, compared with the 2.78% return of its benchmark, the MSCI All Country World Commodity Producers Sector Capped Index. The table below shows returns for all share classes of the fund.

The fund’s portfolio spans three main commodity sectors

Under normal circumstances, the Global Natural Resources Fund invests at least 80% of its assets in the securities of companies primarily engaged in the exploration, production, distribution or processing of natural resources as well as in the securities of companies that supply firms producing natural resources. Natural resources include energy, metals, agricultural products and other commodities.

The fund may also invest in financial instruments that have economic characteristics similar to the securities of natural resource companies.

While the fund invests primarily in equity securities (stocks), from time to time it may also invest in debt securities (bonds) issued by companies within the natural resources or related sectors.

Stock choices lift the fund above its benchmark

For the period from the fund’s inception through April 30, 2012, the fund outperformed its benchmark by nearly two-and-three-quarters percentage points on the back of strong performance by several individual holdings.

          The largest contributions to performance came from investments in two nonbenchmark stocks: Ecopetrol, a Colombian energy producer, and Monadelphous Group, an engineering firm that provides construction and maintenance services to the mining and energy sectors in Australia.

Performance as of April 30, 2012

		Total return

Global Natural Resources Fund*	Inception date	since inception

Institutional Class	11/1/2011	5.50%
Retirement Class	11/1/2011	5.38
Retail Class	11/1/2011	5.35
Premier Class	11/1/2011	5.39

MSCI All Country World Commodity Producers Sector Capped Index	—	2.78	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†	Performance is calculated from the inception date of the Institutional Class.

30	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

          Overweight holdings, relative to the benchmark, in Koza Altin Isletmeleri, a Turkish gold miner, and Continental Resources, a U.S. oil provider, also boosted relative returns. The fund further benefited from an underweight position in Newmont Mining, a Colorado-based gold producer whose stock price fell during the period.

          The effects of these positive contributions were partially offset by other holdings that did not perform as anticipated. These included an underweight position in Exxon Mobil and an overweight holding in Walter Energy, a coal and natural gas producer. An underweight in agricultural giant Monsanto also had an adverse effect on performance, as did an out-of-benchmark investment in Detour Gold, a Canadian gold miner.

          The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

          Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated.

Expense example

Period ended April 30, 2012

Global Natural Resources Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,054.98	$3.81
Retirement Class	1,000.00	1,053.77	5.03
Retail Class	1,000.00	1,053.50	5.74
Premier Class	1,000.00	1,053.90	4.57

5% annual hypothetical return
Institutional Class	1,000.00	1,021.13	3.77
Retirement Class	1,000.00	1,019.94	4.97
Retail Class	1,000.00	1,019.24	5.67
Premier Class	1,000.00	1,020.39	4.52

*

“Expenses paid during period” is based on the fund’s actual expense ratio from commencement of operations on November 1, 2011 through April 30, 2012, multiplied by 181/366 for the actual expenses and 182/366 for the hypothetical expenses. There were 181 days in the period from commencement of operations to April 30, 2012 and 182 days in the six months ended April 30, 2012. The fund’s annualized expense ratio for the 181-day period was 0.75% for the Institutional Class, 1.00% for the Retirement Class, 1.14% for the Retail Class and 0.90% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	31

Summary portfolio of investments (unaudited)

Growth & Income Fund ▪ April 30, 2012

				% of net
Shares		Company	Value	assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$15,963,151	0.6%

BANKS
971,304		US Bancorp	31,246,850	1.1
1,699,000		Wells Fargo & Co	56,797,570	2.1
		Other	17,213,782	0.7

			105,258,202	3.9

CAPITAL GOODS
210,065		Caterpillar, Inc	21,588,380	0.8
1,788,034		General Electric Co	35,009,706	1.3
557,639		Honeywell International, Inc	33,826,382	1.3
107,311		Precision Castparts Corp	18,926,441	0.7
		Other	114,814,360	4.1

			224,165,269	8.2

CONSUMER DURABLES & APPAREL			42,037,779	1.5

CONSUMER SERVICES
412,418		Starbucks Corp	23,664,545	0.9
		Other	63,613,256	2.3

			87,277,801	3.2

DIVERSIFIED FINANCIALS
675,972		Discover Financial Services	22,915,451	0.8
675,971		JPMorgan Chase & Co	29,053,234	1.1
		Other	105,794,525	3.9

			157,763,210	5.8

ENERGY
343,338		Anadarko Petroleum Corp	25,135,775	0.9
500,541		Chevron Corp	53,337,649	2.0
361,278		Ensco International plc (ADR)	19,743,843	0.7
879,981		Exxon Mobil Corp	75,977,559	2.8
365,779		Occidental Petroleum Corp	33,366,360	1.2
		Other	68,428,033	2.5

			275,989,219	10.1

FOOD & STAPLES RETAILING
344,483		Wal-Mart Stores, Inc	20,293,494	0.8
		Other	43,950,258	1.6

			64,243,752	2.4

FOOD, BEVERAGE & TOBACCO
801,323		Coca-Cola Co	61,156,971	2.2
343,918		Hershey Co	23,045,945	0.8
633,314		Philip Morris International, Inc	56,687,936	2.1
		Other	74,052,529	2.8

			214,943,381	7.9

HEALTH CARE EQUIPMENT & SERVICES
491,200		Cardinal Health, Inc	20,763,024	0.8
350,595	*	Express Scripts Holding Co	19,559,695	0.7
		Other	20,785,927	0.8

			61,108,646	2.3

				% of net
Shares		Company	Value	assets

HOUSEHOLD & PERSONAL PRODUCTS
304,160		Estee Lauder Cos (Class A)	$19,876,856	0.7%
457,129		Procter & Gamble Co	29,091,690	1.0
		Other	23,125,078	0.9

			72,093,624	2.6

INSURANCE
376,285		ACE Ltd	28,586,372	1.0
410,382		Prudential Financial, Inc	24,844,526	0.9
		Other	26,775,209	1.0

			80,206,107	2.9

MATERIALS
271,293		Monsanto Co	20,667,101	0.8
		Other	61,407,587	2.2

			82,074,688	3.0

MEDIA
809,567		Comcast Corp (Class A)	24,554,167	0.9
431,804		Viacom, Inc (Class B)	20,031,388	0.7
		Other	22,202,083	0.8

			66,787,638	2.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
479,655		Abbott Laboratories	29,767,389	1.1
196,038		Allergan, Inc	18,819,648	0.7
342,949		Biovail Corp	19,078,253	0.7
511,922	*	Gilead Sciences, Inc	26,625,063	1.0
2,648,192		Pfizer, Inc	60,723,042	2.2
253,546	*	Watson Pharmaceuticals, Inc	19,107,227	0.7
		Other	114,807,845	4.1

			288,928,467	10.5

REAL ESTATE
328,846		American Tower Corp	21,565,721	0.8
		Other	7,607,392	0.3

			29,173,113	1.1

RETAILING
665,626		Home Depot, Inc	34,472,771	1.3
458,478		Macy’s, Inc	18,806,768	0.7
485,551		TJX Companies, Inc	20,252,332	0.7
		Other	54,274,804	2.0

			127,806,675	4.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
924,258		Intel Corp	26,248,927	0.9
		Other	29,203,186	1.1

			55,452,113	2.0

SOFTWARE & SERVICES
605,114	*	eBay, Inc	24,839,930	0.9
43,789	*	Google, Inc (Class A)	26,502,416	1.0
129,511		International Business Machines Corp	26,819,138	1.0
1,340,893		Microsoft Corp	42,935,394	1.6
1,192,803		Oracle Corp	35,056,480	1.3
1,404,406	*	Symantec Corp	23,200,787	0.8
		Other	64,713,910	2.3

			244,068,055	8.9

32	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund ▪ April 30, 2012

				% of net
Shares		Company	Value	assets

TECHNOLOGY HARDWARE & EQUIPMENT
211,369	*	Apple, Inc	$123,490,224	4.5%
1,571,459		Cisco Systems, Inc	31,664,899	1.2
696,715		Qualcomm, Inc	44,478,286	1.6
		Other	59,010,774	2.2

			258,644,183	9.5

TELECOMMUNICATION SERVICES
1,175,407		AT&T, Inc	38,682,644	1.4
		Other	2,552,719	0.1

			41,235,363	1.5

TRANSPORTATION			44,287,382	1.6

UTILITIES			57,117,720	2.1

		TOTAL COMMON STOCKS
		(Cost $2,201,976,155)	2,696,625,538	98.7

				% of net
Principal		Issuer	Value	assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$ 22,600,000		0.030%, 05/01/12	$22,600,000	0.8%

			22,600,000	0.8

TREASURY DEBT			9,999,977	0.4

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
35,263,924	c	TIAA-CREF Short Term Lending
		Portfolio of the State Street Navigator Securities Lending Trust	35,263,924	1.3

			35,263,924	1.3

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $67,863,901)	67,863,901	2.5

		TOTAL PORTFOLIO
		(Cost $2,269,840,056)	2,764,489,439	101.2
		OTHER ASSETS & LIABILITIES, NET	(32,944,259)	(1.2)

		NET ASSETS	$2,731,545,180	100.0%

Abbreviation(s):
ADR — American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

The aggregate value of securities on loan is $33,005,442.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	33

Summary portfolio of investments (unaudited)

International Equity Fund ▪ April 30, 2012

				% of net
Shares		Company	Value	assets

COMMON STOCKS

BELGIUM
291,553	e	UCB S.A.	$13,633,103	0.5%

			13,633,103	0.5

FRANCE
868,074		Compagnie de Saint-Gobain	36,446,494	1.4
372,367		Edenred	11,896,207	0.4
140,000	e	Technip S.A.	15,898,451	0.6
		Other	9,027,758	0.3

			73,268,910	2.7

GERMANY
2,452,833	e	Bayer AG.	172,836,147	6.6
336,581	e	Beiersdorf AG.	23,620,158	0.9
1,710,608	e	Henkel KGaA (Preference)	127,294,928	4.8
1,223,324		Lanxess AG.	97,396,597	3.7
490,207	e	Merck KGaA	53,883,486	2.0
589,300	*,e	Rheinmetall AG.	33,115,247	1.3

			508,146,563	19.3

HONG KONG
49,051,000	e	Li & Fung Ltd	104,598,412	4.0
		Other	6,563,306	0.2

			111,161,718	4.2

INDIA
6,755,853		DLF Ltd	23,899,745	0.9
6,338,947		HDFC Bank Ltd	65,272,333	2.5
921,318		United Spirits Ltd	13,653,659	0.5

			102,825,737	3.9

IRELAND			5,249,668	0.2

ITALY
243,522		Saipem S.p.A.	12,036,435	0.5

			12,036,435	0.5

JAPAN
510,500		Canon, Inc	23,139,847	0.9
520,300		Daikin Industries Ltd	13,746,722	0.5
485,958		Denso Corp	15,713,579	0.6
107,300	e	Fast Retailing Co Ltd	23,978,105	0.9
8,774,000		Hitachi Ltd	55,883,748	2.1
863,400		JTEKT Corp	9,462,821	0.4
528,000	e	Konami Corp	15,270,123	0.6
2,253,347		Mitsubishi UFJ Financial Group, Inc	10,819,467	0.4
98,800		Nintendo Co Ltd	13,336,408	0.5
1,207,350		Shin-Etsu Chemical Co Ltd	69,687,886	2.6
10,619,500	e	Teijin Ltd	35,712,174	1.4
915,900		Toyota Motor Corp	37,531,509	1.4
		Other	34,192,876	1.1

			358,475,265	13.4

NETHERLANDS			1,049,363	0.1

SWEDEN
1,725,853	e	Assa Abloy AB (Class B)	50,233,404	1.9
3,785,687	e	SKF AB (B Shares)	89,690,099	3.4

			139,923,503	5.3

				% of net
Shares		Company	Value	assets

SWITZERLAND
1,776,325	*,e	Adecco S.A.	$86,655,048	3.3%
111,702		Burckhardt Compression Holding AG.	30,909,447	1.2
6,621,528	*,e	Clariant AG.	84,299,920	3.2
27,212	*	Givaudan S.A.	26,416,976	1.0
453,817		Swatch Group AG. Reg	36,277,407	1.4
520,906	*	Tecan Group AG.	39,628,226	1.5
3,965,359	*	UBS AG. (Switzerland)	49,520,154	1.9
		Other	8,626,891	0.3

			362,334,069	13.8

TAIWAN			14,095,449	0.6

UNITED KINGDOM
16,711,806		Barclays plc	59,165,550	2.3
574,717		BG Group plc	13,560,548	0.5
3,948,652		Carnival plc	128,259,120	4.9
2,804,771	*	Compass Group plc	29,321,876	1.1
7,288,585		Filtrona plc	54,959,021	2.1
51,689,838	e	Man Group plc	86,839,257	3.3
1,143,289		Petrofac Ltd	32,285,687	1.2
2,144,354	*	Reckitt Benckiser Group plc	124,830,043	4.8
7,619,151		Reed Elsevier plc	63,048,861	2.4
5,388,152		Smiths Group plc	93,590,574	3.5
2,308,414		Tullow Oil plc	57,591,427	2.2
2,425,545		Wolseley plc	92,344,322	3.5
		Other	4,661,434	0.1

			840,457,720	31.9

		TOTAL COMMON STOCKS
		(Cost $2,590,172,703)	2,542,657,503	96.4

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$ 89,000,000		0.030%, 05/01/12	89,000,000	3.4

			89,000,000	3.4

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
511,248,172	a,c	TIAA-CREF Short Term Lending
		Portfolio of the State Street Navigator Securities Lending Trust	511,248,172	19.4

			511,248,172	19.4

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $600,248,172)	600,248,172	22.8

		TOTAL PORTFOLIO
		(Cost $3,190,420,875)	3,142,905,675	119.2
		OTHER ASSETS & LIABILITIES, NET	(505,583,165)	(19.2)

		NET ASSETS	$2,637,322,510	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $478,152,514.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

34	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector (unaudited)

International Equity Fund ▪ April 30, 2012

		% of net
Sector	Value	assets

INDUSTRIALS	$576,595,258	21.9%
CONSUMER DISCRETIONARY	448,187,767	17.0
MATERIALS	377,678,040	14.3
FINANCIALS	305,294,481	11.6
CONSUMER STAPLES	299,713,705	11.4
HEALTH CARE	279,980,962	10.6
ENERGY	133,481,715	5.0
INFORMATION TECHNOLOGY	121,725,575	4.6
SHORT-TERM INVESTMENTS	600,248,172	22.8
OTHER ASSETS & LIABILITIES, NET	(505,583,165)	(19.2)

NET ASSETS	$2,637,322,510	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	35

Summary portfolio of investments (unaudited)

Emerging Markets Equity Fund ▪ April 30, 2012

				% of net
Shares		Company	Value	assets

COMMON STOCKS

AUSTRALIA			$3,512,530	0.7%

BRAZIL
284,900		Banco Itau Holding Financeira S.A.	4,483,907	0.8
369,400		BM&F Bovespa S.A.	2,077,469	0.4
190,300		BR Malls Participacoes S.A.	2,364,087	0.5
306,700		Empresa Brasileira de Aeronautica S.A.	2,645,200	0.5
767,045		Petroleo Brasileiro S.A.	9,009,856	1.9
147,300		Souza Cruz S.A.	2,294,330	0.5
104,900		Ultrapar Participacoes S.A.	2,382,903	0.5
374,100		Vale S.A.	8,360,654	1.6
		Other	36,915,134	7.2

			70,533,540	13.9

CAMBODIA			1,279,129	0.3

CANADA			1,223,563	0.2

CHILE			6,680,879	1.3

CHINA
7,840,090		China Construction Bank	6,084,253	1.2
289,000		China Mobile Hong Kong Ltd	3,197,358	0.6
644,400		China Pacific Insurance Group Co Ltd	2,086,814	0.4
2,480,000		CNOOC Ltd	5,240,607	1.0
10,418,834	e	Industrial & Commercial Bank of China	6,922,627	1.4
438,500	e	Ping An Insurance Group Co of China Ltd	3,642,295	0.7
196,300	e	Tencent Holdings Ltd	6,141,007	1.2
		Other	32,083,455	6.4

			65,398,416	12.9

COLOMBIA
1,348,352		Ecopetrol S.A.	4,360,924	0.9
		Other	4,069,257	0.8

			8,430,181	1.7

CZECH REPUBLIC			918,591	0.2

HONG KONG
585,000		AIA Group Ltd	2,070,240	0.4
1,094,000	e	Li & Fung Ltd	2,332,891	0.6
		Other	9,268,969	1.7

			13,672,100	2.7

INDIA
222,419		HDFC Bank Ltd	2,290,255	0.4
454,632		ITC Ltd	2,115,633	0.4
146,203		United Spirits Ltd	2,166,685	0.4
		Other	22,582,491	4.5

			29,155,064	5.7

INDONESIA
299,000		PT Astra International Tbk	2,302,528	0.5
		Other	16,247,194	3.2

			18,549,722	3.7

JAPAN			1,348,189	0.3

				% of net
Shares		Company	Value	assets

KOREA, REPUBLIC OF
124,750		Hynix Semiconductor, Inc	$3,074,765	0.6%
26,125		Hyundai Motor Co	6,167,334	1.2
42,994		Kia Motors Corp	3,154,854	0.6
4,294		LG Household & Health Care Ltd	2,248,854	0.4
8,637		NCsoft	2,227,609	0.4
22,135		Samsung Electronics Co Ltd	27,092,385	5.4
68,256		Shinhan Financial Group Co Ltd	2,368,917	0.5
		Other	23,350,416	4.5

			69,685,134	13.6

MACAU			2,996,067	0.6

MALAYSIA			974,368	0.2

MEXICO
145,700		e Alfa S.A. de C.V. (Class A)	2,079,919	0.4
4,761,900		America Movil S.A. de C.V. (Series L)	6,349,955	1.3
3,075,784	*	Cemex S.A. de C.V.	2,219,598	0.4
389,500	*,e	Fomento Economico Mexicano S.A. de C.V.	3,166,007	0.6
639,080		Grupo Financiero Banorte S.A. de C.V.	3,096,307	0.6
1,215,300		Wal-Mart de Mexico S.A. de C.V. (Series V)	3,475,365	0.7
		Other	8,252,401	1.6

			28,639,552	5.6

MONGOLIA			654,359	0.1

PERU
15,754		Credicorp Ltd (NY)	2,062,356	0.5
		Other	4,584,210	0.8

			6,646,566	1.3

PHILIPPINES			10,789,083	2.1

POLAND			3,535,226	0.7

PORTUGAL			726,009	0.1

RUSSIA
810,791		Gazprom OAO (ADR)	9,390,623	1.9
81,420		LUKOIL (ADR)	5,009,058	1.0
72,272	f	Magnit OAO (GDR) (purchased 8/31/10,
		cost $1,028,530)	2,117,861	0.5
39,638	f	NovaTek OAO (GDR) (purchased 8/31/10,
		cost $3,517,532)	5,061,044	1.0
460,533		Sberbank of Russian Federation (ADR)	5,964,976	1.2
		Other	12,460,025	2.3

			40,003,587	7.9

SINGAPORE			5,556,587	1.1

SOUTH AFRICA
99,897	*	Imperial Holdings Ltd	2,172,159	0.4
76,460		Naspers Ltd (N Shares)	4,613,347	0.8
59,034		Sasol Ltd	2,806,744	0.6
		Other	18,050,877	3.6

			27,643,127	5.4

36	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Fund ▪ April 30, 2012

			% of net
Shares	Company	Value	assets

TAIWAN
2,108,000	Advanced Semiconductor Engineering, Inc	$2,119,793	0.4%
1,793,900	Hon Hai Precision Industry Co, Ltd	5,640,335	1.1
4,000,000	Taiwan Semiconductor Manufacturing Co Ltd	11,822,534	2.2
	Other	24,126,712	4.9

		43,709,374	8.6

THAILAND		17,156,822	3.4

TURKEY		6,165,461	1.2

UKRAINE		977,071	0.2

UNITED KINGDOM		4,535,716	0.9

UNITED STATES		2,382,286	0.5

	TOTAL COMMON STOCKS
	(Cost $472,812,432)	493,478,299	97.1

PREFERRED STOCKS

BRAZIL
122,560	Ambev Cia De Bebidas Das	5,162,418	1.0

		5,162,418	1.0

	TOTAL PREFERRED STOCKS
	(Cost $4,054,391)	5,162,418	1.0

RIGHTS/WARRANTS

BRAZIL		3,858	0.0

	TOTAL RIGHTS/WARRANTS
	(Cost $0)	3,858	0.0

				% of net
Principal		Issuer	Value	assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$6,400,000		0.030%, 05/01/12	$6,400,000	1.2%

			6,400,000	1.2

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
40,163,543	c	TIAA-CREF Short Term Lending
		Portfolio of the State Street Navigator Securities Lending Trust	40,163,543	7.9

			40,163,543	7.9

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $46,563,543)	46,563,543	9.1

		TOTAL PORTFOLIO
		(Cost $523,430,366)	545,208,118	107.2
		OTHER ASSETS & LIABILITIES, NET	(36,272,348)	(7.2)

		NET ASSETS	$508,935,770	100.0%

Abbreviation(s):
ADR — American Depositary Receipt GDR — Global Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securites on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $38,363,050.
f	Restricted security. At 4/30/12, the aggregate value of these securities amounted to $18,222,465 or 3.6% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	37

Summary of market values by sector (unaudited)

Emerging Markets Equity Fund ▪ April 30, 2012

		% of net
Sector	Value	assets

FINANCIALS	$120,961,535	23.8%
INFORMATION TECHNOLOGY	77,287,200	15.2
CONSUMER DISCRETIONARY	61,080,342	12.0
ENERGY	58,387,588	11.5
INDUSTRIALS	53,047,131	10.4
CONSUMER STAPLES	49,643,251	9.8
MATERIALS	47,553,069	9.3
TELECOMMUNICATION SERVICES	19,705,886	3.9
HEALTH CARE	6,605,082	1.3
UTILITIES	4,373,491	0.9
SHORT-TERM INVESTMENTS	46,563,543	9.1
OTHER ASSETS & LIABILITIES, NET	(36,272,348)	(7.2)

NET ASSETS	$508,935,770	100.0%

38	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Large-Cap Growth Fund ▪ April 30, 2012

				% of net
Shares		Company	Value	assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
260,463	*,e	BorgWarner, Inc	$20,586,996	1.3%

			20,586,996	1.3

CAPITAL GOODS
412,627		Boeing Co	31,689,754	2.0
207,142		Caterpillar, Inc	21,287,983	1.3
333,706		Honeywell International, Inc	20,242,606	1.3
185,828		Precision Castparts Corp	32,774,484	2.1
189,305		Roper Industries, Inc	19,290,179	1.2
		Other	13,458,607	0.9

			138,743,613	8.8

COMMERCIAL & PROFESSIONAL SERVICES
517,498	*	Nielsen Holdings NV	15,121,292	1.0
		Other	9,960,884	0.6

			25,082,176	1.6

CONSUMER DURABLES & APPAREL
641,826		Burberry Group plc	15,470,752	1.0
200,142		Coach, Inc	14,642,389	0.9
280,312		Nike, Inc (Class B)	31,358,503	2.0
		Other	16,487,912	1.0

			77,959,556	4.9

CONSUMER SERVICES
669,392		Starbucks Corp	38,409,713	2.4
263,435		Starwood Hotels & Resorts Worldwide, Inc	15,595,352	1.0
117,759		Wynn Resorts Ltd	15,709,051	1.0
220,834		Yum! Brands, Inc	16,061,257	1.0
		Other	14,924,755	1.0

			100,700,128	6.4

DIVERSIFIED FINANCIALS
106,962	*	IntercontinentalExchange, Inc	14,230,224	0.9
		Other	35,299,020	2.2

			49,529,244	3.1

ENERGY
135,692	*	Concho Resources, Inc	14,543,468	0.9
382,413		National Oilwell Varco, Inc	28,971,609	1.9
		Other	18,985,497	1.2

			62,500,574	4.0

FOOD, BEVERAGE & TOBACCO
176,423		Philip Morris International, Inc	15,791,623	1.0
		Other	11,486,687	0.7

			27,278,310	1.7

HEALTH CARE EQUIPMENT & SERVICES
237,402	*	Cerner Corp	19,250,928	1.2
43,828	*	Intuitive Surgical, Inc	25,341,350	1.6
		Other	1,078,693	0.1

			45,670,971	2.9

HOUSEHOLD & PERSONAL PRODUCTS
378,835		Estee Lauder Cos (Class A)	24,756,867	1.6
		Other	12,295,382	0.8

			37,052,249	2.4

				% of net
Shares		Company	Value	assets

MATERIALS
322,528		Ecolab, Inc	$20,541,808	1.3%
527,701		Monsanto Co	40,200,262	2.5

			60,742,070	3.8

MEDIA
519,400		Comcast Corp (Class A)	15,753,402	1.0
311,412	*	DIRECTV	15,343,269	1.0
533,225		Walt Disney Co	22,987,330	1.5
		Other	18,246,983	1.1

			72,330,984	4.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
258,035	*	Alexion Pharmaceuticals, Inc	23,305,721	1.5
306,717		Allergan, Inc	29,444,832	1.9
152,817	*	Biogen Idec, Inc	20,479,006	1.3
97,509		Novo Nordisk AS (Class B)	14,375,066	0.9
		Other	40,358,480	2.5

			127,963,105	8.1

REAL ESTATE			6,629,548	0.4

RETAILING
257,247	*	Amazon.com, Inc	59,655,579	3.8
317,285		Home Depot, Inc	16,432,190	1.0
		Other	17,212,599	1.1

			93,300,368	5.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			16,822,052	1.1

SOFTWARE & SERVICES
462,127	*	Adobe Systems, Inc	15,508,982	1.0
395,242	*	Autodesk, Inc	15,560,677	1.0
433,381	*	eBay, Inc	17,790,290	1.1
75,882	*	Google, Inc (Class A)	45,926,063	2.9
959,876		Intuit, Inc	55,644,012	3.5
53,404		Mastercard, Inc (Class A)	24,153,027	1.5
1,612,158		Microsoft Corp	51,621,299	3.3
571,090	*	Nuance Communications, Inc	13,957,440	0.9
375,433	*	Red Hat, Inc	22,379,561	1.4
147,005	*	Salesforce.com, Inc	22,893,089	1.5
217,528		SAP AG.	14,425,042	0.9
322,301		Visa, Inc (Class A)	39,636,577	2.5
		Other	40,754,489	2.6

			380,250,548	24.1

TECHNOLOGY HARDWARE & EQUIPMENT
175,184	*	Apple, Inc	102,349,500	6.5
1,157,816		Cisco Systems, Inc	23,329,992	1.5
863,862	*	EMC Corp	24,369,547	1.5
464,145		Qualcomm, Inc	29,631,017	1.9
		Other	4,449,317	0.3

			184,129,373	11.7

TRANSPORTATION			16,283,571	1.0

		TOTAL COMMON STOCKS
		(Cost $1,267,498,664)	1,543,555,436	97.8

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	39

Summary portfolio of investments (unaudited)	concluded
Large-Cap Growth Fund ▪ April 30, 2012

				% of net
Principal		Issuer	Value	assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$42,600,000		0.030%, 05/01/12	$42,600,000	2.7%

			42,600,000	2.7

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
25,620,167	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	25,620,167	1.6

			25,620,167	1.6

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $68,220,167)	68,220,167	4.3

		TOTAL PORTFOLIO
		(Cost $1,335,718,831)	1,611,775,603	102.1
		OTHER ASSETS & LIABILITIES, NET	(32,106,547)	(2.1)

		NET ASSETS	$1,579,669,056	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securites on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $24,864,380.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

40	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Large-Cap Value Fund ▪ April 30, 2012

				% of net
Shares		Company	Value	assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$19,297,781	0.8%

BANKS
953,209		US Bancorp	30,664,733	1.2
2,174,046		Wells Fargo & Co	72,678,358	2.8
		Other	58,077,840	2.1

			161,420,931	6.1

CAPITAL GOODS
323,984		Boeing Co	24,881,971	0.9
3,031,739		General Electric Co	59,361,449	2.2
300,984		Honeywell International, Inc	18,257,689	0.7
1,337,714		Masco Corp	17,631,071	0.7
223,503		SPX Corp	17,160,560	0.6
495,145		Tyco International Ltd	27,792,489	1.1
		Other	47,364,077	1.9

			212,449,306	8.1

COMMERCIAL & PROFESSIONAL SERVICES			9,816,327	0.4

CONSUMER DURABLES & APPAREL
1,888,104	*	Pulte Homes, Inc	18,578,943	0.7
		Other	13,829,814	0.5

			32,408,757	1.2

CONSUMER SERVICES			13,661,634	0.5

DIVERSIFIED FINANCIALS
5,339,514		Bank of America Corp	43,303,459	1.6
1,082,486		Citigroup, Inc	35,765,337	1.4
646,500		JPMorgan Chase & Co	27,786,570	1.1
		Other	90,693,180	3.4

			197,548,546	7.5

ENERGY
263,396		Anadarko Petroleum Corp	19,283,221	0.7
599,834		Chevron Corp	63,918,311	2.4
270,165		Occidental Petroleum Corp	24,644,451	0.9
528,456	*	Southwestern Energy Co	16,688,640	0.6
1,752,894	*	Weatherford International Ltd	25,013,797	1.0
		Other	142,328,685	5.5

			291,877,105	11.1

FOOD & STAPLES RETAILING
516,131		Walgreen Co	18,095,553	0.7
		Other	5,310,762	0.2

			23,406,315	0.9

FOOD, BEVERAGE & TOBACCO
514,503		Altria Group, Inc	16,572,142	0.6
594,069		Kraft Foods, Inc (Class A)	23,685,531	0.9
		Other	82,799,358	3.2

			123,057,031	4.7

HEALTH CARE EQUIPMENT & SERVICES
524,724		Cardinal Health, Inc	22,180,083	0.8
558,192		UnitedHealth Group, Inc	31,342,481	1.2
		Other	33,409,329	1.3

			86,931,893	3.3

				% of net
Shares		Company	Value	assets

HOUSEHOLD & PERSONAL PRODUCTS
1,044,783		Procter & Gamble Co	$66,489,990	2.5%

			66,489,990	2.5

INSURANCE
279,868		ACE Ltd	21,261,572	0.8
502,566		Metlife, Inc	18,107,453	0.7
600,692		Principal Financial Group	16,621,148	0.6
340,334		Prudential Financial, Inc	20,603,820	0.8
296,389		Travelers Cos, Inc	19,063,740	0.7
		Other	85,471,586	3.3

			181,129,319	6.9

MATERIALS			64,234,384	2.4

MEDIA
518,041		Walt Disney Co	22,332,748	0.9
		Other	31,592,130	1.1

			53,924,878	2.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
388,559		Amgen, Inc	27,630,430	1.1
636,399		Johnson & Johnson	41,423,211	1.6
1,170,191		Merck & Co, Inc	45,918,295	1.7
3,073,798		Pfizer, Inc	70,482,188	2.7
872,671		Teva Pharmaceutical Industries Ltd (ADR)	39,915,972	1.5
		Other	37,889,600	1.4

			263,259,696	10.0

REAL ESTATE
1,040,827		Weyerhaeuser Co	21,191,238	0.8
		Other	55,517,322	2.1

			76,708,560	2.9

RETAILING
726,675		JC Penney Co, Inc	26,203,900	1.0
898,329		Lowe’s Companies, Inc	28,270,414	1.1
423,587		Target Corp	24,542,631	0.9
		Other	42,624,984	1.6

			121,641,929	4.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,103,841		Intel Corp	31,349,084	1.2
415,903	*	Lam Research Corp	17,322,360	0.6
		Other	41,134,733	1.6

			89,806,177	3.4

SOFTWARE & SERVICES
853,466	*	eBay, Inc	35,034,779	1.3
237,833		Visa, Inc (Class A)	29,248,702	1.1
		Other	36,721,543	1.4

			101,005,024	3.8

TECHNOLOGY HARDWARE & EQUIPMENT
2,143,942		Cisco Systems, Inc	43,200,431	1.6
1,308,362		Corning, Inc	18,774,995	0.7
1,390,585		Hewlett-Packard Co	34,430,884	1.3
		Other	26,543,295	1.0

			122,949,605	4.6

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	41

Summary portfolio of investments (unaudited)	concluded
Large-Cap Value Fund ▪ April 30, 2012

			% of net
Shares	Company	Value	assets

TELECOMMUNICATION SERVICES
2,851,000	AT&T, Inc	$93,826,410	3.6%
775,916	Verizon Communications, Inc	31,331,488	1.2

		125,157,898	4.8

TRANSPORTATION		31,897,441	1.2

UTILITIES
926,386	Exelon Corp	36,138,318	1.4
	Other	91,403,987	3.4

		127,542,305	4.8

	TOTAL COMMON STOCKS
	(Cost $2,427,194,789)	2,597,622,832	98.5

				% of net
Principal		Issuer	Value	assets

SHORT-TERM INVESTMENTS

TREASURY DEBT
$29,900,000		United States Treasury Bill
		0.040%, 05/03/12	$29,899,934	1.1%
		Other	9,999,911	0.4

			39,899,845	1.5

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
80,350,840	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	80,350,840	3.1

			80,350,840	3.1

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $120,250,685)	120,250,685	4.6

		TOTAL PORTFOLIO
		(Cost $2,547,445,474)	2,717,873,517	103.1
		OTHER ASSETS & LIABILITIES, NET	(82,258,508)	(3.1)

		NET ASSETS	$2,635,615,009	100.0%

Abbreviation(s):
ADR — American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securites on loan.

The aggregate value of securities on loan is $78,314,208.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

42	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Mid-Cap Growth Fund ▪ April 30, 2012

				% of net
Shares		Company	Value	assets

COMMON STOCKS

BANKS			$16,024,932	1.1%

CAPITAL GOODS
232,050		Cooper Industries plc	14,519,369	1.0
137,321		Flowserve Corp	15,782,302	1.1
197,071		Joy Global, Inc	13,946,715	1.0
177,258		Roper Industries, Inc	18,062,590	1.3
206,773		Snap-On, Inc	12,931,583	0.9
207,963		Timken Co	11,751,989	0.8
119,796	*	TransDigm Group, Inc	15,108,671	1.1
411,255		Trinity Industries, Inc	12,173,148	0.9
		Other	58,490,799	4.0

			172,767,166	12.1

COMMERCIAL & PROFESSIONAL SERVICES
181,064	*	Clean Harbors, Inc	12,355,807	0.8
		Other	32,062,140	2.3

			44,417,947	3.1

CONSUMER DURABLES & APPAREL			57,218,751	4.0

CONSUMER SERVICES
28,112	*	Chipotle Mexican Grill, Inc (Class A)	11,642,585	0.8
235,000		Starwood Hotels & Resorts Worldwide, Inc	13,912,000	1.0
89,500		Wynn Resorts Ltd	11,939,300	0.8
		Other	10,981,125	0.8

			48,475,010	3.4

DIVERSIFIED FINANCIALS
106,106	*	IntercontinentalExchange, Inc	14,116,342	1.0
461,486	e	iShares Russell Midcap Growth Index Fund	29,004,395	2.0
306,000		Moody’s Corp	12,530,700	0.9
		Other	22,207,821	1.5

			77,859,258	5.4

ENERGY
193,488	*	Concho Resources, Inc	20,738,044	1.5
784,862	*	Denbury Resources, Inc	14,943,772	1.0
844,160		El Paso Corp	25,046,227	1.8
		Other	56,934,610	4.0

			117,662,653	8.3

FOOD & STAPLES RETAILING
149,560		Whole Foods Market, Inc	12,423,949	0.9

			12,423,949	0.9

FOOD, BEVERAGE & TOBACCO
111,895		Remy Cointreau S.A.	12,478,606	0.9
		Other	28,839,073	2.0

			41,317,679	2.9

HEALTH CARE EQUIPMENT & SERVICES
186,413	*	Cerner Corp	15,116,230	1.1
174,372	*	DaVita, Inc	15,445,872	1.1
29,852	*	Intuitive Surgical, Inc	17,260,427	1.2
178,816	*	Pediatrix Medical Group, Inc	12,560,036	0.9
		Other	24,981,099	1.7

			85,363,664	6.0

				% of net
Shares		Company	Value	assets

HOUSEHOLD & PERSONAL PRODUCTS			$25,125,607	1.8%

MATERIALS
69,912		CF Industries Holdings, Inc	13,497,211	1.0
358,224	*	Crown Holdings, Inc	13,247,123	1.0
185,337		Cytec Industries, Inc	11,781,873	0.8
		Other	60,080,226	4.1

			98,606,433	6.9

MEDIA			20,093,871	1.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
416,910		Agilent Technologies, Inc	17,585,264	1.2
217,117	*	Alexion Pharmaceuticals, Inc	19,610,008	1.4
145,751		Perrigo Co	15,289,280	1.1
159,906	*	Watson Pharmaceuticals, Inc	12,050,516	0.9
		Other	38,066,495	2.7

			102,601,563	7.3

REAL ESTATE
112,555		Boston Properties, Inc	12,184,079	0.9
		Other	9,172,478	0.6

			21,356,557	1.5

RETAILING
249,367	*	Bed Bath & Beyond, Inc	17,552,943	1.2
259,284		Dick’s Sporting Goods, Inc	13,119,770	0.9
445,139	*	LKQ Corp	14,889,900	1.0
169,813	*	O’Reilly Automotive, Inc	17,908,479	1.3
223,690		Petsmart, Inc	13,032,179	0.9
246,979		Signet Jewelers Ltd	12,045,166	0.9
		Other	51,527,958	3.5

			140,076,395	9.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
393,717		Avago Technologies Ltd	13,575,362	0.9
473,775	*	Skyworks Solutions, Inc	12,858,253	0.9
		Other	12,512,430	0.9

			38,946,045	2.7

SOFTWARE & SERVICES
228,731	*	Ansys, Inc	15,340,988	1.1
421,768	*	Ariba, Inc	16,111,538	1.1
212,723	*	Citrix Systems, Inc	18,211,216	1.3
377,680		Intuit, Inc	21,894,110	1.5
553,351	*	Nuance Communications, Inc	13,523,898	0.9
278,872	*	Red Hat, Inc	16,623,560	1.2
230,718	*	Teradata Corp	16,099,502	1.1
		Other	132,855,918	9.3

			250,660,730	17.5

TECHNOLOGY HARDWARE & EQUIPMENT
269,410	*	Trimble Navigation Ltd	14,585,857	1.0
		Other	17,838,519	1.3

			32,424,376	2.3

TRANSPORTATION			6,766,029	0.5

UTILITIES			7,500,000	0.5

	TOTAL COMMON STOCKS
		(Cost $1,155,396,977)	1,417,688,615	99.3

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	43

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Growth Fund ▪ April 30, 2012

				% of net
Principal		Issuer	Value	assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$32,200,000		0.030%, 05/01/12	$32,200,000	2.3%

			32,200,000	2.3

TREASURY DEBT			2,764,994	0.2

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
82,929,687	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	82,929,687	5.8

			82,929,687	5.8

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $117,894,681)	117,894,681	8.3

	TOTAL PORTFOLIO
		(Cost $1,273,291,658)	1,535,583,296	107.6
	OTHER ASSETS & LIABILITIES, NET		(107,951,069)	(7.6)

	NET ASSETS		$1,427,632,227	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securites on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $79,972,336.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

44	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Mid-Cap Value Fund ▪ April 30, 2012

				% of net
Shares		Company	Value	assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$46,343,391	1.5%

BANKS
1,750,000		Fifth Third Bancorp	24,902,500	0.8
4,260,570		Huntington Bancshares, Inc	28,503,213	0.9
		Other	88,047,521	2.9

			141,453,234	4.6

CAPITAL GOODS
236,128		Stanley Works	17,275,125	0.6
		Other	229,136,202	7.4

			246,411,327	8.0

COMMERCIAL & PROFESSIONAL SERVICES			12,179,650	0.4

CONSUMER DURABLES & APPAREL
500,000		Jarden Corp	20,965,000	0.7
123,197		VF Corp	18,732,104	0.6
		Other	61,377,177	2.0

			101,074,281	3.3

CONSUMER SERVICES			17,280,349	0.6

DIVERSIFIED FINANCIALS
359,325		Ameriprise Financial, Inc	19,479,008	0.6
1,290,000		Discover Financial Services	43,731,000	1.4
		Other	26,225,926	0.9

			89,435,934	2.9

ENERGY
720,000		El Paso Corp	21,362,400	0.7
222,841		Noble Energy, Inc	22,132,568	0.7
504,546	*	Rowan Cos, Inc	17,421,973	0.6
990,000		Spectra Energy Corp	30,432,600	1.0
370,000		Sunoco, Inc	18,237,300	0.6
		Other	168,067,329	5.4

			277,654,170	9.0

FOOD & STAPLES RETAILING			9,211,550	0.3

FOOD, BEVERAGE & TOBACCO
235,000		Lorillard, Inc	31,793,150	1.0
343,000		Mead Johnson Nutrition Co	29,347,080	0.9
		Other	105,976,538	3.5

			167,116,768	5.4

HEALTH CARE EQUIPMENT & SERVICES
544,928		Cigna Corp	25,192,021	0.8
310,000		Humana, Inc	25,010,800	0.8
		Other	94,103,409	3.0

			144,306,230	4.6

HOUSEHOLD & PERSONAL PRODUCTS			16,142,965	0.5

				% of net
Shares		Company	Value	assets

INSURANCE
261,506		ACE Ltd	$19,866,611	0.6%
564,963		Aon plc	29,265,083	1.0
448,294	*	Arch Capital Group Ltd	17,608,988	0.6
865,958		Marsh & McLennan Cos, Inc	28,966,295	0.9
248,697		RenaissanceRe Holdings Ltd	19,413,288	0.6
752,495		UnumProvident Corp	17,864,231	0.6
1,024,674		XL Capital Ltd	22,040,738	0.7
		Other	119,911,578	3.9

			274,936,812	8.9

MATERIALS
373,154		Ashland, Inc	24,579,654	0.8
315,000		Cytec Industries, Inc	20,024,550	0.7
550,000	*	WR Grace & Co	32,785,500	1.1
		Other	95,664,399	3.0

			173,054,103	5.6

MEDIA
945,000		CBS Corp (Class B)	31,515,750	1.0
854,820		DISH Network Corp (Class A)	27,328,595	0.9
1,950,000		Interpublic Group of Cos, Inc	23,029,500	0.7
		Other	20,943,041	0.7

			102,816,886	3.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
186,101		Shire plc (ADR)	18,156,014	0.6
		Other	40,940,623	1.3

			59,096,637	1.9

REAL ESTATE
533,855		AMB Property Corp	19,101,332	0.6
1,103,915		Annaly Capital Management, Inc	18,015,893	0.6
264,707		Boston Properties, Inc	28,654,533	0.9
392,791		Equity Residential	24,133,079	0.8
307,993		Ventas, Inc	18,106,908	0.6
282,853		Vornado Realty Trust	24,280,102	0.8
		Other	189,501,861	6.1

			321,793,708	10.4

RETAILING
587,053		Foot Locker, Inc	17,957,951	0.6
435,000		Limited Brands, Inc	21,619,500	0.7
757,832		Macy’s, Inc	31,086,269	1.0
		Other	58,361,085	1.8

			129,024,805	4.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			79,103,845	2.5

SOFTWARE & SERVICES			93,918,121	3.0

TECHNOLOGY HARDWARE & EQUIPMENT			78,657,491	2.5

TELECOMMUNICATION SERVICES			15,938,561	0.5

TRANSPORTATION			52,934,235	1.7

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	45

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Value Fund ▪ April 30, 2012

			% of net
Shares	Company	Value	assets

UTILITIES
1,100,000	Centerpoint Energy, Inc	$22,231,000	0.7%
515,000	Edison International	22,665,150	0.7
740,000	NiSource, Inc	18,241,000	0.6
900,000	PPL Corp	24,615,000	0.8
435,000	Progress Energy, Inc	23,150,700	0.8
380,000	Sempra Energy	24,601,200	0.8
830,000	Xcel Energy, Inc	22,459,800	0.7
	Other	152,379,193	4.9

		310,343,043	10.0

	TOTAL COMMON STOCKS
	(Cost $2,407,310,027)	2,960,228,096	95.5

				% of net
Principal		Issuer	Value	assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$28,400,000		0.030%, 05/01/12	$28,400,000	0.9%

			28,400,000	0.9

TREASURY DEBT
		United States Treasury Bill
75,000,000		0.038%, 05/17/12	74,998,733	2.4
60,000,000		0.041%, 05/03/12	59,999,866	2.0

			134,998,599	4.4

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
47,887,384	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	47,887,384	1.5

			47,887,384	1.5

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $211,285,983)	211,285,983	6.8

	TOTAL PORTFOLIO
		(Cost $2,618,596,010)	3,171,514,079	102.3
	OTHER ASSETS & LIABILITIES, NET		(70,176,300)	(2.3)

	NET ASSETS		$3,101,337,779	100.0%

Abbreviation(s):
ADR — American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securites on loan.

The aggregate value of securities on loan is $47,167,018.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$16,593,821	1.0%

BANKS
188,415	*	SVB Financial Group	12,075,517	0.7
		Other	84,265,062	5.2

			96,340,579	5.9

CAPITAL GOODS
327,500		Actuant Corp (Class A)	8,930,925	0.5
236,646		Belden CDT, Inc	8,230,548	0.5
245,277	*	EnerSys	8,572,431	0.5
197,200		Robbins & Myers, Inc	9,605,612	0.6
234,800	*,e	United Rentals, Inc	10,960,464	0.7
		Other	127,235,271	7.8

			173,535,251	10.6

COMMERCIAL & PROFESSIONAL SERVICES
203,400	*	Acacia Research (Acacia Technologies)	8,339,400	0.5
114,092	*	Advisory Board Co	10,400,627	0.6
		Other	44,468,857	2.8

			63,208,884	3.9

CONSUMER DURABLES & APPAREL
541,300	*	Ascena Retail Group, Inc	11,085,824	0.7
148,559	e	Sturm Ruger & Co, Inc	8,478,262	0.5
		Other	41,914,357	2.6

			61,478,443	3.8

CONSUMER SERVICES			43,989,357	2.7

DIVERSIFIED FINANCIALS
306,001	*	Ezcorp, Inc (Class A)	8,197,767	0.5
		Other	37,954,339	2.4

			46,152,106	2.9

ENERGY
296,000	*,e	CVR Energy, Inc	8,986,560	0.5
259,613	*	Energy XXI Bermuda Ltd	9,782,218	0.6
		Other	79,573,627	4.9

			98,342,405	6.0

FOOD & STAPLES RETAILING			17,995,333	1.1

FOOD, BEVERAGE & TOBACCO			20,649,362	1.3

HEALTH CARE EQUIPMENT & SERVICES
257,774	*	Align Technology, Inc	8,174,014	0.5
176,400	*	WellCare Health Plans, Inc	10,792,152	0.7
		Other	45,419,247	2.8

			64,385,413	4.0

HOUSEHOLD & PERSONAL PRODUCTS			16,604,502	1.0

INSURANCE
1,175,381	*	Conseco, Inc	8,545,020	0.5
475,062		First American Financial Corp	7,957,288	0.5
148,200	d	ProAssurance Corp	13,054,938	0.8
		Other	23,193,916	1.4

			52,751,162	3.2

Shares		Company	Value	% of net assets

MATERIALS
529,600		Commercial Metals Co	$7,827,488	0.5%
		Other	69,540,565	4.3

			77,368,053	4.8

MEDIA			14,099,283	0.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
249,818	*	Cubist Pharmaceuticals, Inc	10,562,305	0.7
151,760	*	Jazz Pharmaceuticals PLC	7,744,313	0.5
382,275	*	Medicines Co	8,444,455	0.5
207,351	*,e	Questcor Pharmaceuticals, Inc	9,310,060	0.6
		Other	77,809,962	4.7

			113,871,095	7.0

REAL ESTATE
165,038		Equity Lifestyle Properties, Inc	11,542,758	0.7
469,100		Extra Space Storage, Inc	14,237,185	0.9
427,508		Pennymac Mortgage Investment Trust	8,674,137	0.5
155,700		Post Properties, Inc	7,582,590	0.5
334,632		Tanger Factory Outlet Centers, Inc	10,480,674	0.6
100,700		Taubman Centers, Inc	7,772,026	0.5
		Other	87,201,042	5.3

			147,490,412	9.0

RETAILING
323,000		Express Parent LLC	7,629,260	0.5
623,097		Pier 1 Imports, Inc	10,704,807	0.7
		Other	44,461,027	2.7

			62,795,094	3.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
862,278	*	Entegris, Inc	7,631,160	0.5
689,037	*	Kulicke & Soffa Industries, Inc	9,026,385	0.6
297,491		MKS Instruments, Inc	8,225,626	0.5
		Other	50,811,009	3.0

			75,694,180	4.6

SOFTWARE & SERVICES
479,709	*	Aspen Technology, Inc	9,488,644	0.6
205,724	*	Commvault Systems, Inc	10,712,049	0.7
159,400		IAC/InterActiveCorp	7,675,110	0.5
244,096	*	Kenexa Corp	7,974,616	0.5
180,473	*	Liquidity Services, Inc	9,624,625	0.6
188,670		MAXIMUS, Inc	8,348,648	0.5
60,200	*	MicroStrategy, Inc (Class A)	8,414,756	0.5
251,767	*	SolarWinds, Inc	11,810,390	0.7
		Other	97,295,113	5.9

			171,343,951	10.5

TECHNOLOGY HARDWARE & EQUIPMENT
211,175		Cognex Corp	8,499,794	0.5
204,772		Plantronics, Inc	7,846,863	0.5
322,557	*	Plexus Corp	10,441,170	0.6
		Other	63,848,569	4.0

			90,636,396	5.6

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	47

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

TELECOMMUNICATION SERVICES			$12,023,763	0.7%

TRANSPORTATION
258,876	*	Alaska Air Group, Inc	8,750,009	0.5
793,700	*	Swift Transportation Co, Inc	8,325,913	0.5
		Other	33,812,674	2.1

			50,888,596	3.1

UTILITIES
332,889		Portland General Electric Co	8,598,523	0.5
		Other	24,523,539	1.5

			33,122,062	2.0

		TOTAL COMMON STOCKS (Cost $1,422,249,088)	1,621,359,503	99.5

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$ 13,100,000		0.030%, 05/01/12	$13,100,000	0.8%

			13,100,000	0.8

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
136,904,795	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	136,904,795	8.4

			136,904,795	8.4

	TOTAL SHORT-TERM INVESTMENTS (Cost $150,004,795)		150,004,795	9.2

	TOTAL PORTFOLIO (Cost $1,572,253,883)		1,771,364,298	108.7
	OTHER ASSETS & LIABILITIES, NET		(141,368,329)	(8.7)

	NET ASSETS		$1,629,995,969	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $132,535,792.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

48	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Enhanced International Equity Index Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
AUSTRALIA
366,582		Australia & New Zealand Banking Group Ltd	$9,081,432	1.3%
318,885		BHP Billiton Ltd	11,832,935	1.7
229,844		Westpac Banking Corp	5,416,554	0.7
		Other	30,054,336	4.7

			56,385,257	8.4

AUSTRIA			3,676,115	0.5

BELGIUM			6,924,858	1.0

DENMARK			5,856,920	0.9

FINLAND			5,573,168	0.8

FRANCE
445,081	e	AXA S.A.	6,324,667	0.9
447,192		France Telecom S.A.	6,130,136	0.8
111,199	e	Sanofi-Aventis	8,493,580	1.3
141,221		Total S.A.	6,779,117	1.0
261,821		Vivendi Universal S.A.	4,842,785	0.7
		Other	17,665,587	2.8

			50,235,872	7.5

GERMANY
57,754		Allianz AG.	6,441,957	1.0
114,584	e	BASF AG.	9,434,057	1.4
75,137		Bayerische Motoren Werke AG.	7,146,440	1.1
431,877		Infineon Technologies AG.	4,303,885	0.6
43,114	e	Muenchener Rueckver AG.	6,262,320	0.9
		Other	21,271,834	3.2

			54,860,493	8.2

HONG KONG
489,446		Sun Hung Kai Properties Ltd	5,862,531	0.9
		Other	12,035,302	1.8

			17,897,833	2.7

IRELAND			1,719,468	0.3

ISRAEL			4,264,948	0.6

ITALY
1,837,867		Enel S.p.A.	6,027,092	0.8
		Other	10,093,658	1.6

			16,120,750	2.4

JAPAN
272,300		Mitsubishi Corp	5,901,270	0.9
1,001,400		Mitsubishi UFJ Financial Group, Inc	4,808,232	0.7
627,300		Nissan Motor Co Ltd	6,522,055	1.0
206,400		Seven & I Holdings Co Ltd	6,247,763	0.9
155,800		Sumitomo Mitsui Financial Group, Inc	4,985,410	0.7
150,900		Takeda Pharmaceutical Co Ltd	6,584,535	1.0
97,400		Tokyo Electron Ltd	5,397,522	0.8
		Other	97,005,864	14.5

			137,452,651	20.5

MACAU			1,689,837	0.3

MEXICO			588,646	0.1

Shares		Company	Value	% of net assets

NETHERLANDS
73,151		DSM NV	$4,197,765	0.6%
144,073	e	European Aeronautic Defence and Space Co	5,693,569	0.8
344,956	e	Koninklijke Ahold NV	4,378,327	0.7
221,385		Royal Dutch Shell plc (A Shares)	7,895,901	1.2
231,275		Royal Dutch Shell plc (B Shares)	8,463,404	1.2
		Other	9,095,788	1.4

			39,724,754	5.9

NEW ZEALAND			235,190	0.0

NORWAY			8,394,682	1.3

PORTUGAL			1,715,974	0.3

SINGAPORE			11,711,903	1.7

SPAIN
1,027,413		Banco Santander Central Hispano S.A.	6,450,738	1.0
		Other	9,897,874	1.4

			16,348,612	2.4

SWEDEN
132,339	e	Svenska Handelsbanken (A Shares)	4,283,595	0.6
361,212		Volvo AB (B Shares)	5,012,980	0.8
		Other	9,308,111	1.4

			18,604,686	2.8

SWITZERLAND
255,326		Nestle S.A.	15,648,740	2.4
222,962		Novartis AG.	12,311,122	1.8
71,105		Roche Holding AG.	12,995,185	2.0
102,729		Swiss Re Ltd	6,450,667	1.0
		Other	5,270,669	0.7

			52,676,383	7.9

UNITED KINGDOM
187,156		AstraZeneca plc (ADR)	8,216,149	1.2
290,748		BHP Billiton plc	9,359,715	1.5
258,111		BP plc (ADR)	11,204,599	1.6
112,304		British American Tobacco plc	5,760,016	0.8
1,508,394		BT Group plc	5,159,381	0.8
352,241		Diageo plc	8,884,664	1.3
180,930		GlaxoSmithKline plc	4,179,751	0.6
773,267		HSBC Holdings plc	6,980,416	1.1
652,012		National Grid plc	7,040,770	1.1
534,958		Prudential plc	6,556,390	0.9
89,618		Rio Tinto plc	5,023,515	0.8
197,180		Standard Chartered plc	4,820,190	0.8
202,043		Vodafone Group plc (ADR)	5,622,857	0.8
		Other	44,044,489	6.5

			132,852,902	19.8

UNITED STATES
212,000		iShares MSCI EAFE Index Fund	11,395,000	1.7
		Other	835,324	0.1

			12,230,324	1.8

		TOTAL COMMON STOCKS (Cost $642,297,016)	657,742,226	98.1

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	49

Summary portfolio of investments (unaudited)	concluded

Enhanced International Equity Index Fund ▪ April 30, 2012

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$ 9,300,000		0.030%, 05/01/12	$9,300,000	1.4%

			9,300,000	1.4

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
65,502,643	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	65,502,643	9.8

			65,502,643	9.8

	TOTAL SHORT-TERM INVESTMENTS (Cost $74,802,643)		74,802,643	11.2

	TOTAL PORTFOLIO (Cost $717,099,659)		732,544,869	109.3
	OTHER ASSETS & LIABILITIES, NET		(62,054,444)	(9.3)

	NET ASSETS		$670,490,425	100.0%

Abbreviation(s):
ADR — American Depositary Receipt

c	Investments made with cash collateral received from securites on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $61,297,116.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Enhanced International Equity Index Fund ▪ April 30, 2012

Sector	Value	% of net assets

FINANCIALS	$154,617,232	23.1%
INDUSTRIALS	81,841,091	12.2
CONSUMER STAPLES	73,895,794	11.0
CONSUMER DISCRETIONARY	69,923,466	10.4
MATERIALS	66,511,402	9.9
HEALTH CARE	61,913,817	9.2
ENERGY	56,211,972	8.4
TELECOMMUNICATION SERVICES	35,560,167	5.3
INFORMATION TECHNOLOGY	29,850,068	4.5
UTILITIES	27,417,217	4.1
SHORT-TERM INVESTMENTS	74,802,643	11.2
OTHER ASSETS & LIABILITIES, NET	(62,054,444)	(9.3)

NET ASSETS	$670,490,425	100.0%

50	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Enhanced Large-Cap Growth Index Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$7,349,369	0.7%

BANKS			3,047,421	0.3

CAPITAL GOODS
149,013		Boeing Co	11,444,198	1.2
104,735		Caterpillar, Inc	10,763,617	1.1
54,853		Cummins, Inc	6,353,623	0.6
125,658		Fluor Corp	7,256,749	0.7
199,688		Honeywell International, Inc	12,113,073	1.3
		Other	43,427,314	4.3

			91,358,574	9.2

COMMERCIAL & PROFESSIONAL SERVICES			3,909,703	0.4

CONSUMER DURABLES & APPAREL			14,801,573	1.5

CONSUMER SERVICES
164,662		Starbucks Corp	9,448,305	1.0
103,300		Starwood Hotels & Resorts Worldwide, Inc	6,115,360	0.6
98,860		Yum! Brands, Inc	7,190,088	0.7
		Other	19,474,807	2.0

			42,228,560	4.3

DIVERSIFIED FINANCIALS			15,435,437	1.5

ENERGY
84,191		Chevron Corp	8,971,393	0.9
434,781		Exxon Mobil Corp	37,538,991	3.7
117,271		Occidental Petroleum Corp	10,697,461	1.2
135,704		Schlumberger Ltd	10,061,094	1.1
		Other	29,035,363	2.7

			96,304,302	9.6

FOOD & STAPLES RETAILING
118,318		Costco Wholesale Corp	10,432,098	1.0
		Other	13,531,322	1.4

			23,963,420	2.4

FOOD, BEVERAGE & TOBACCO
155,595		Coca-Cola Co	11,875,011	1.2
117,531		PepsiCo, Inc	7,757,047	0.8
305,028		Philip Morris International, Inc	27,303,057	2.7
		Other	25,344,652	2.5

			72,279,767	7.2

HEALTH CARE EQUIPMENT & SERVICES
138,505		Baxter International, Inc	7,674,562	0.7
150,387	*	Express Scripts Holding Co	8,390,090	0.9
		Other	25,855,691	2.6

			41,920,343	4.2

HOUSEHOLD & PERSONAL PRODUCTS
108,582		Colgate-Palmolive Co	10,743,103	1.1
94,454		Estee Lauder Cos (Class A)	6,172,569	0.6
		Other	3,025,812	0.3

			19,941,484	2.0

Shares		Company	Value	% of net assets

INSURANCE			$445,020	0.0%

MATERIALS
152,040		Du Pont (E.I.) de Nemours & Co	8,128,058	0.9
268,035		Freeport-McMoRan Copper & Gold, Inc (Class B)	10,265,741	1.0
170,977		Monsanto Co	13,025,027	1.4
		Other	26,592,626	2.5

			58,011,452	5.8

MEDIA
262,500		Comcast Corp (Class A)	7,961,625	0.7
156,295	*	DIRECTV	7,700,655	0.7
		Other	14,602,613	1.6

			30,264,893	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
221,062		Abbott Laboratories	13,719,108	1.3
153,259		Agilent Technologies, Inc	6,464,465	0.6
77,711		Allergan, Inc	7,460,256	0.7
59,950	*	Biogen Idec, Inc	8,033,900	0.8
206,383	*	Gilead Sciences, Inc	10,733,979	1.2
		Other	24,494,858	2.4

			70,906,566	7.0

REAL ESTATE
109,159		American Tower Corp	7,158,647	0.7
49,040		Simon Property Group, Inc	7,630,625	0.9
		Other	459,247	0.0

			15,248,519	1.6

RETAILING
66,143		Advance Auto Parts, Inc	6,071,927	0.6
122,345		Home Depot, Inc	6,336,248	0.7
8,746	*	Priceline.com, Inc	6,654,131	0.7
152,398		TJX Companies, Inc	6,356,520	0.7
		Other	29,903,850	2.8

			55,322,676	5.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			17,580,619	1.8

SOFTWARE & SERVICES
155,285		Accenture plc	10,085,761	1.0
177,657	*	BMC Software, Inc	7,330,128	0.7
39,368	*	Google, Inc (Class A)	23,826,695	2.5
125,840		International Business Machines Corp	26,058,946	2.6
19,746		Mastercard, Inc (Class A)	8,930,523	0.9
794,764		Microsoft Corp	25,448,342	2.4
404,140		Oracle Corp	11,877,675	1.2
420,686	*	Symantec Corp	6,949,733	0.7
		Other	54,093,643	5.4

			174,601,446	17.4

TECHNOLOGY HARDWARE & EQUIPMENT
132,290	*	Apple, Inc	77,289,109	7.7
286,543		Qualcomm, Inc	18,292,905	1.8
		Other	13,200,311	1.3

			108,782,325	10.8

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	51

Summary portfolio of investments (unaudited)	concluded

Enhanced Large-Cap Growth Index Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

TELECOMMUNICATION SERVICES
110,290	*	Crown Castle International Corp	$6,243,517	0.6%
		Other	7,351	0.0

			6,250,868	0.6

TRANSPORTATION
117,599		United Parcel Service, Inc (Class B)	9,189,186	0.9
		Other	14,609,017	1.4

			23,798,203	2.3

UTILITIES			40,838	0.0

	TOTAL COMMON STOCKS
		(Cost $781,716,807)	993,793,378	99.1

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$6,900,000		Federal Home Loan Bank (FHLB)
		0.030%, 05/01/12	$6,900,000	0.7%

			6,900,000	0.7

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
9,754,895	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	9,754,895	1.0

			9,754,895	1.0

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $16,654,895)	16,654,895	1.7

	TOTAL PORTFOLIO
		(Cost $798,371,702)	1,010,448,273	100.8
	OTHER ASSETS & LIABILITIES, NET		(7,512,440)	(0.8)

	NET ASSETS		$1,002,935,833	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securites on loan.

The aggregate value of securities on loan is $9,499,558.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

52	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Enhanced Large-Cap Value Index Fund ▪ April 30, 2012

Shares	Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS		$8,093,875	0.9%

BANKS
167,000	US Bancorp	5,372,390	0.6
800,398	Wells Fargo & Co	26,757,306	2.9
	Other	17,109,300	1.7

		49,238,996	5.2

CAPITAL GOODS
929,424	General Electric Co	18,198,121	1.9
88,090	Tyco International Ltd	4,944,492	0.5
	Other	37,955,747	4.0

		61,098,360	6.4

COMMERCIAL & PROFESSIONAL SERVICES		2,839,262	0.3

CONSUMER DURABLES & APPAREL		22,927,638	2.5

CONSUMER SERVICES		7,658,624	0.8

DIVERSIFIED FINANCIALS
1,165,750	Bank of America Corp	9,454,233	1.0
118,088	Capital One Financial Corp	6,551,522	0.8
307,750	Citigroup, Inc	10,168,060	1.1
148,000	Discover Financial Services	5,017,200	0.5
92,339	Goldman Sachs Group, Inc	10,632,836	1.1
639,380	JPMorgan Chase & Co	27,480,552	2.8
186,000	PowerShares QQQ Trust Series	12,417,359	1.3
108,380	State Street Corp	5,009,324	0.5
	Other	20,726,333	2.2

		107,457,419	11.3

ENERGY
51,750	Apache Corp	4,964,895	0.5
265,775	Chevron Corp	28,320,983	2.9
189,800	ConocoPhillips	13,595,374	1.4
166,500	Exxon Mobil Corp	14,375,610	1.5
193,500	Marathon Oil Corp	5,677,290	0.6
68,800	National Oilwell Varco, Inc	5,212,287	0.6
89,500	Occidental Petroleum Corp	8,164,190	0.9
	Other	35,620,458	3.7

		115,931,087	12.1

FOOD & STAPLES RETAILING		3,370,675	0.4

FOOD, BEVERAGE & TOBACCO
243,000	Kraft Foods, Inc (Class A)	9,688,410	1.0
39,000	Lorillard, Inc	5,276,310	0.6
70,240	Philip Morris International, Inc	6,287,182	0.7
	Other	23,505,431	2.4

		44,757,333	4.7

HEALTH CARE EQUIPMENT & SERVICES
57,000	Humana, Inc	4,598,760	0.5
211,830	UnitedHealth Group, Inc	11,894,255	1.3
	Other	14,942,844	1.5

		31,435,859	3.3

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
207,750		Procter & Gamble Co	$13,221,209	1.4%
		Other	3,949,868	0.4

			17,171,077	1.8

INSURANCE
57,100		ACE Ltd	4,337,887	0.4
116,244	*	Berkshire Hathaway, Inc (Class B)	9,351,829	0.9
125,400		Prudential Financial, Inc	7,591,715	0.7
		Other	33,325,681	3.6

			54,607,112	5.6

MATERIALS			32,267,690	3.4

MEDIA
145,000		CBS Corp (Class B)	4,835,750	0.5
254,750		Comcast Corp (Class A)	7,726,567	0.9
173,500		Walt Disney Co	7,479,584	0.8
		Other	13,171,874	1.2

			33,213,775	3.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
103,900		Abbott Laboratories	6,448,034	0.7
77,400		Amgen, Inc	5,503,913	0.6
147,444		Johnson & Johnson	9,597,130	1.0
170,500		Merck & Co, Inc	6,690,420	0.7
1,198,000		Pfizer, Inc	27,470,139	2.8
		Other	16,943,730	1.8

			72,653,366	7.6

REAL ESTATE
38,890		Public Storage, Inc	5,571,381	0.6
34,890		Simon Property Group, Inc	5,428,884	0.6
		Other	24,596,491	2.5

			35,596,756	3.7

RETAILING			32,080,527	3.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
745,000		Intel Corp	21,158,001	2.2
		Other	9,704,031	0.9

			30,862,032	3.1

SOFTWARE & SERVICES			29,354,936	3.1

TECHNOLOGY HARDWARE & EQUIPMENT
777,000		Cisco Systems, Inc	15,656,550	1.7
129,191	*	Western Digital Corp	5,013,902	0.6
		Other	21,471,099	2.2

			42,141,551	4.5

TELECOMMUNICATION SERVICES
622,750		AT&T, Inc	20,494,702	2.2
339,900		Verizon Communications, Inc	13,725,162	1.5
		Other	4,470,025	0.4

			38,689,889	4.1

TRANSPORTATION
67,400		Union Pacific Corp	7,578,456	0.8
		Other	10,273,680	1.1

			17,852,136	1.9

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	53

Summary portfolio of investments (unaudited)	concluded

Enhanced Large-Cap Value Index Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

UTILITIES
85,400		Dominion Resources, Inc	$4,457,025	0.5%
95,100		FirstEnergy Corp	4,452,582	0.5
141,720		Northeast Utilities	5,211,044	0.5
111,430		Progress Energy, Inc	5,930,304	0.6
111,900		Southern Co	5,140,686	0.6
		Other	37,324,665	3.9

			62,516,306	6.6

	TOTAL COMMON STOCKS
		(Cost $790,678,694)	953,816,281	100.0

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
11,496,366	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	11,496,366	1.2

			11,496,366	1.2

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $11,496,366)	11,496,366	1.2

	TOTAL PORTFOLIO
		(Cost $802,175,060)	965,312,647	101.2
	OTHER ASSETS & LIABILITIES, NET		(10,886,435)	(1.2)

	NET ASSETS		$954,426,212	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securites on loan.

The aggregate value of securities on loan is $11,193,962.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

54	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Social Choice Equity Fund ▪ April 30, 2012

Shares	Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
753,767	Ford Motor Co	$8,502,492	0.7%
	Other	10,843,065	0.9

		19,345,557	1.6

BANKS
241,072	BB&T Corp	7,723,947	0.6
131,298	PNC Financial Services Group, Inc	8,707,683	0.7
351,974	US Bancorp	11,323,004	0.9
	Other	16,707,401	1.4

		44,462,035	3.6

CAPITAL GOODS
126,062	3M Co	11,264,900	0.9
148,272	Danaher Corp	8,039,308	0.7
97,664	Deere & Co	8,043,607	0.6
163,000	Emerson Electric Co	8,564,020	0.7
137,202	Illinois Tool Works, Inc	7,872,651	0.6
	Other	60,416,114	4.8

		104,200,600	8.3

COMMERCIAL & PROFESSIONAL SERVICES		7,482,058	0.6

CONSUMER DURABLES & APPAREL
85,204	Nike, Inc (Class B)	9,531,772	0.8
	Other	7,298,309	0.6

		16,830,081	1.4

CONSUMER SERVICES
143,717	McDonald’s Corp	14,005,222	1.1
184,398	Starbucks Corp	10,580,757	0.8
	Other	8,520,754	0.7

		33,106,733	2.6

DIVERSIFIED FINANCIALS
190,951	American Express Co	11,497,160	0.9
335,367	Bank of New York Mellon Corp	7,931,430	0.6
	Other	61,003,645	5.0

		80,432,235	6.5

ENERGY
82,983	Apache Corp	7,961,389	0.7
72,409	EOG Resources, Inc	7,951,232	0.6
111,676	National Oilwell Varco, Inc	8,460,574	0.7
	Other	90,113,547	7.2

		114,486,742	9.2

FOOD & STAPLES RETAILING		11,107,685	0.9

FOOD, BEVERAGE & TOBACCO
292,057	Kraft Foods, Inc (Class A)	11,644,313	0.9
222,144	PepsiCo, Inc	14,661,504	1.2
	Other	28,680,450	2.3

		54,986,267	4.4

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
143,938		Baxter International, Inc	$7,975,605	0.7%
230,795		Medtronic, Inc	8,816,369	0.7
		Other	26,111,868	2.1

			42,903,842	3.5

HOUSEHOLD & PERSONAL PRODUCTS
104,532		Colgate-Palmolive Co	10,342,396	0.8
98,648		Kimberly-Clark Corp	7,740,909	0.6
312,666		Procter & Gamble Co	19,898,064	1.6
		Other	5,413,345	0.4

			43,394,714	3.4

INSURANCE
216,110	*	Berkshire Hathaway, Inc (Class B)	17,386,049	1.4
138,560		Prudential Financial, Inc	8,388,422	0.7
123,307		Travelers Cos, Inc	7,931,106	0.6
		Other	44,802,289	3.6

			78,507,866	6.3

MATERIALS
79,771		Praxair, Inc	9,229,505	0.8
		Other	49,189,036	3.9

			58,418,541	4.7

MEDIA
99,816		Time Warner Cable, Inc	8,030,197	0.7
		Other	15,072,300	1.2

			23,102,497	1.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
230,653		Abbott Laboratories	14,314,325	1.2
71,520	*	Biogen Idec, Inc	9,584,395	0.8
264,517		Bristol-Myers Squibb Co	8,826,932	0.7
186,719	*	Gilead Sciences, Inc	9,711,255	0.8
311,744		Johnson & Johnson	20,291,417	1.6
404,598		Merck & Co, Inc	15,876,426	1.3
		Other	11,216,616	0.8

			89,821,366	7.2

REAL ESTATE
64,265		Simon Property Group, Inc	9,999,634	0.8
		Other	34,022,281	2.8

			44,021,915	3.6

RETAILING
290,777		Lowe’s Companies, Inc	9,150,752	0.8
150,524		Target Corp	8,721,360	0.7
		Other	40,299,618	3.2

			58,171,730	4.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
632,447		Intel Corp	17,961,495	1.5
262,626		Texas Instruments, Inc	8,388,274	0.7
		Other	12,379,110	0.9

			38,728,879	3.1

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	55

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

SOFTWARE & SERVICES
141,853		Accenture plc	$9,213,353	0.7%
109,485	*	Cognizant Technology Solutions Corp (Class A)	8,027,440	0.6
29,895	*	Google, Inc (Class A)	18,093,351	1.5
127,204		International Business Machines Corp	26,341,404	2.1
472,220		Oracle Corp	13,878,546	1.1
		Other	35,550,967	2.9

			111,105,061	8.9

TECHNOLOGY HARDWARE & EQUIPMENT
719,512		Cisco Systems, Inc	14,498,167	1.2
382,031	*	EMC Corp	10,777,095	0.9
360,787		Hewlett-Packard Co	8,933,086	0.7
		Other	27,522,822	2.2

			61,731,170	5.0

TELECOMMUNICATION SERVICES			17,580,712	1.4

TRANSPORTATION
137,851		United Parcel Service, Inc (Class B)	10,771,677	0.9
		Other	17,307,814	1.3

			28,079,491	2.2

UTILITIES
123,012		NextEra Energy, Inc	7,915,822	0.6
		Other	45,792,797	3.7

			53,708,619	4.3

	TOTAL COMMON STOCKS
		(Cost $1,062,145,400)	1,235,716,396	99.3

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		$7,000,000	0.5%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,000,000)	7,000,000	0.5

	TOTAL PORTFOLIO
	(Cost $1,069,145,400)	1,242,716,396	99.8
	OTHER ASSETS & LIABILITIES, NET	2,269,416	0.2

	NET ASSETS	$1,244,985,812	100.0%

* Non-income producing.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

56	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Global Natural Resources Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS
AUSTRALIA
108,815		BHP Billiton Ltd	$4,037,822	1.8%
441,450	*	Fortescue Metals Group Ltd	2,564,543	1.2
91,071		Monadelphous Group Ltd	2,190,929	1.0
		Other	1,722,179	0.8

			10,515,473	4.8

BRAZIL
270,334		Petroleo Brasileiro S.A. (Preference)	3,019,390	1.4
115,376		Vale S.A. (Preference)	2,508,898	1.1

			5,528,288	2.5

CANADA
106,073		Barrick Gold Corp (Canada)	4,290,810	2.0
53,423	*	Crescent Point Energy Corp	2,334,095	1.1
193,263		Potash Corp of Saskatchewan Toronto	8,216,882	3.7
		Other	6,867,892	3.1

			21,709,679	9.9

CHILE
40,398		Sociedad Quimica y Minera de Chile S.A. (ADR)	2,354,799	1.1

			2,354,799	1.1

CHINA
1,393,000		CNOOC Ltd	2,943,615	1.3
		Other	995,549	0.5

			3,939,164	1.8

COLOMBIA
32,537		Ecopetrol S.A. (ADR)	2,105,144	1.0

			2,105,144	1.0

FRANCE
75,961		Total S.A.	3,646,402	1.7

			3,646,402	1.7

INDIA
459,524		ITC Ltd	2,138,397	1.0
		Other	3,623,656	1.6

			5,762,053	2.6

INDONESIA
10,232,000		PT Charoen Pokphand Indonesia Tbk	3,044,289	1.4
		Other	7,129,201	3.2

			10,173,490	4.6

ISRAEL
283,393		Israel Chemicals Ltd	3,241,683	1.5

			3,241,683	1.5

ITALY
43,232		Saipem S.p.A.	2,136,806	1.0

			2,136,806	1.0

KOREA, REPUBLIC OF			1,878,483	0.9

Shares		Company	Value	% of net assets

MALAYSIA
350,000		Kuala Lumpur Kepong BHD	$2,729,679	1.2%
		Other	2,081,247	1.0

			4,810,926	2.2

MEXICO
85,918		Fresnillo plc	2,189,121	1.0
		Other	548,607	0.2

			2,737,728	1.2

NETHERLANDS
67,974		Royal Dutch Shell plc (A Shares)	2,424,356	1.1

			2,424,356	1.1

NORWAY
51,771		Yara International ASA	2,537,818	1.2

			2,537,818	1.2

PERU			2,638,268	1.2

POLAND			1,659,843	0.8

RUSSIA
18,060	f	NovaTek OAO (GDR) (purchased 11/01/11, cost $1,913,232)	2,305,930	1.1
59,119	f	Uralkali (GDR) (purchased 11/01/11, cost $1,525,219)	2,237,081	1.0
		Other	1,136,036	0.5

			5,679,047	2.6

SINGAPORE
4,645,000	*	Golden Agri-Resources Ltd	2,749,563	1.3
		Other	1,972,500	0.9

			4,722,063	2.2

SOUTH AFRICA
33,745		Kumba Iron Ore Ltd	2,389,776	1.1
		Other	1,733,854	0.8

			4,123,630	1.9

SWITZERLAND
25,822	*	Syngenta AG.	9,055,166	4.1

			9,055,166	4.1

TURKEY
111,083		Koza Altin Isletmeleri AS	2,407,097	1.1

			2,407,097	1.1

UKRAINE
116,023	*	Kernel Holding S.A.	2,560,048	1.2
		Other	2,006,589	0.9

			4,566,637	2.1

UNITED ARAB EMIRATES			2,042,125	0.9

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	57

Summary portfolio of investments (unaudited)	concluded

Global Natural Resources Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

UNITED KINGDOM
99,497		Anglo American plc (London)	$3,845,036	1.8%
129,735		Antofagasta plc	2,498,290	1.1
718,527		Cove Energy plc	2,640,987	1.2
63,105		Croda International plc	2,285,584	1.0
135,096		Rio Tinto plc	7,572,774	3.5
88,988		Tullow Oil plc	2,220,116	1.0
		Other	1,588,796	0.7

			22,651,583	10.3

UNITED STATES
24,891		CF Industries Holdings, Inc	4,805,456	2.2
39,387		Chevron Corp	4,197,079	1.9
47,500		Chicago Bridge & Iron Co NV (ADR)	2,109,950	1.0
36,446		Cleveland-Cliffs, Inc	2,269,127	1.0
22,955	*	Concho Resources, Inc	2,460,317	1.1
29,638	*	Continental Resources, Inc	2,645,192	1.2
15,716		Core Laboratories NV	2,152,778	1.0
25,279		Deere & Co	2,081,979	1.0
58,392		Exxon Mobil Corp	5,041,564	2.2
23,900		FMC Corp	2,639,755	1.2
63,577		Monsanto Co	4,843,296	2.2
50,000		Mosaic Co	2,641,000	1.2
10,643		NewMarket Corp	2,375,730	1.1
41,660		Occidental Petroleum Corp	3,800,225	1.7
49,143		Rayonier, Inc	2,228,635	1.0
68,316		Southern Copper Corp (NY)	2,246,230	1.0
		Other	16,506,167	7.6

			65,044,480	29.6

	TOTAL COMMON STOCKS
		(Cost $201,580,142)	210,092,231	95.9

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$6,700,000	0.030%, 05/01/12	$6,700,000	3.1%

		6,700,000	3.1

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,700,000)	6,700,000	3.1

	TOTAL PORTFOLIO
	(Cost $208,280,142)	216,792,231	99.0
	OTHER ASSETS & LIABILITIES, NET	2,228,955	1.0

	NET ASSETS	$219,021,186	100.0%

Abbreviation(s):
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

*	Non-income producing.
f	Restricted security. At 04/30/12, the aggregate value of these securities amounted to $7,685,636 or 3.51% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

58	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector (unaudited)

Global Natural Resources Fund ▪ April 30, 2012

Sector	Value	% of net assets

MATERIALS	$106,075,696	48.4%
ENERGY	68,782,326	31.4
CONSUMER STAPLES	19,282,312	8.8
INDUSTRIALS	13,723,262	6.3
FINANCIALS	2,228,635	1.0
SHORT-TERM INVESTMENTS	6,700,000	3.1
OTHER ASSETS & LIABILITIES, NET	2,228,955	1.0

NET ASSETS	$219,021,186	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	59

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds ▪ April 30, 2012

	Growth & Income Fund	International Equity Fund	Emerging Markets Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund	Global Natural Resources Fund

ASSETS
Portfolio investments, at value†*	$2,764,489,439	$2,631,657,503	$545,208,118	$1,611,775,603	$2,717,873,517	$1,535,583,296	$3,171,514,079	$1,634,459,503	$732,544,869	$1,010,448,273	$965,312,647	$1,242,716,396	$216,792,231
Affiliated investments, at value‡	—	511,248,172	—	—	—	—	—	136,904,795	—	—	—	—	—
Cash	109,436	70,802	31,640	68,033	3,174,194	72,182	4,995	17,183	88,387	59,282	—	95,823	20,843
Cash-foreign^	298,217	4,839,849	751,907	—	—	—	5	—	144,381	—	—	—	60,110
Receivable from securities transactions	64,604,241	30,391,952	16,838,645	18,595,049	25,578,256	15,953,842	4,390,236	43,863,033	62,424,806	19,433,337	7,520,172	—	55,186
Receivable from Fund shares sold	5,015,352	5,439,515	2,915,969	1,780,604	2,205,404	851,252	3,964,245	2,733,931	4,813,867	932,586	897,481	1,785,034	1,432,978
Dividends and interest receivable	1,756,517	19,876,081	1,120,666	349,438	3,396,294	470,685	1,771,833	511,162	4,518,620	661,636	1,027,454	1,303,135	700,791
Due from affiliates	—	—	10,082	8,591	—	—	—	—	—	—	—	—	52,168
Other	59,882	66,644	3,712	46,686	51,601	36,673	60,828	66,442	21,772	26,562	26,144	35,549	409

Total assets	2,836,333,084	3,203,590,518	566,880,739	1,632,624,004	2,752,279,266	1,552,967,930	3,181,706,221	1,818,556,049	804,556,702	1,031,561,676	974,783,898	1,245,935,937	219,114,716

LIABILITIES
Management fees payable	162,593	174,553	58,280	95,131	156,768	88,015	184,006	94,422	40,755	47,960	45,640	25,483	19,269
Service agreement fees payable	18,131	27,022	320	3,751	27,622	19,368	44,048	18,483	—	—	—	12,149	396
Distribution fees payable	172,040	91,902	1,274	105,448	44,954	48,973	81,073	34,736	—	—	—	38,462	1,312
Due to affiliates	36,151	35,922	6,762	20,805	35,574	18,340	42,099	22,309	8,960	13,211	12,972	17,656	2,144
Overdraft payable	—	—	—	—	—	—	—	—	—	—	386,255	—	—
Payable for collateral for securities loaned	35,263,924	511,248,172	40,163,543	25,620,166	80,350,840	82,929,687	47,887,384	136,904,795	65,502,643	9,754,895	11,496,366	—	—
Payable for securities transactions	68,527,255	53,824,490	17,577,797	26,759,304	35,798,102	41,257,051	31,113,275	51,018,127	68,351,875	18,709,367	8,320,043	—	55,254
Payable for Fund shares redeemed	380,774	557,637	—	198,184	49,785	815,020	782,194	237,196	—	—	—	711,312	1,000
Payable for variation margin on futures contracts	—	—	—	—	—	—	—	68,530	—	—	—	—	—
Accrued expenses & other payables	227,036	308,310	136,993	152,159	200,612	159,249	234,363	161,482	162,044	100,410	96,410	145,063	14,155

Total liabilities	104,787,904	566,268,008	57,944,969	52,954,948	116,664,257	125,335,703	80,368,442	188,560,080	134,066,277	28,625,843	20,357,686	950,125	93,530

NET ASSETS	$2,731,545,180	$2,637,322,510	$508,935,770	$1,579,669,056	$2,635,615,009	$1,427,632,227	$3,101,337,779	$1,629,995,969	$670,490,425	$1,002,935,833	$954,426,212	$1,244,985,812	$219,021,186

NET ASSETS CONSIST OF:
Paid-in-capital	$2,181,348,155	$3,382,673,328	$518,621,449	$1,280,437,878	$2,551,452,015	$1,125,468,103	$2,583,982,240	$1,443,291,605	$661,427,916	$771,866,292	$791,078,247	$1,065,701,414	$209,547,593
Undistributed net investment income (loss)	1,402,470	26,783,573	707,572	(291,507)	11,765,752	699,893	9,679,449	1,248,632	8,777,456	2,513,678	6,190,406	6,159,737	1,100,604
Accumulated net realized gain (loss) on total investments	54,146,437	(725,076,691)	(32,158,489)	23,465,881	(98,032,107)	39,171,506	(45,252,735)	(13,619,811)	(15,228,096)	16,479,292	(5,980,028)	(446,335)	(137,870)
Net unrealized appreciation (depreciation) on total investments	494,648,118	(47,057,700)	21,765,238	276,056,804	170,429,349	262,292,725	552,928,825	199,075,543	15,513,149	212,076,571	163,137,587	173,570,996	8,510,859

NET ASSETS	$2,731,545,180	$2,637,322,510	$508,935,770	$1,579,669,056	$2,635,615,009	$1,427,632,227	$3,101,337,779	$1,629,995,969	$670,490,425	$1,002,935,833	$954,426,212	$1,244,985,812	$219,021,186

INSTITUTIONAL CLASS:
Net assets	$1,407,135,054	$1,388,456,317	$492,138,177	$1,052,697,409	$1,549,343,115	$583,394,397	$1,305,935,454	$884,890,897	$670,490,425	$1,002,935,833	$954,426,212	$599,739,106	$200,150,645
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	135,854,181	160,687,356	46,840,818	88,300,977	112,911,043	28,365,470	70,723,367	59,640,067	100,422,896	101,221,750	113,181,382	51,352,892	19,015,075

Net asset value per share	$10.36	$8.64	$10.51	$11.92	$13.72	$20.57	$18.47	$14.84	$6.68	$9.91	$8.43	$11.68	$10.53

RETIREMENT CLASS:
Net assets	$531,508,114	$792,563,259	$9,663,186	$110,668,390	$811,043,759	$567,091,524	$1,289,591,421	$539,334,462	$—	$—	$—	$356,137,896	$11,714,547
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	50,766,574	88,908,782	921,732	9,313,604	59,285,403	28,046,651	70,181,989	36,834,406	—	—	—	30,146,474	1,113,643

Net asset value per share	$10.47	$8.91	$10.48	$11.88	$13.68	$20.22	$18.37	$14.64	$—	$—	$—	$11.81	$10.52

RETAIL CLASS:
Net assets	$672,803,664	$267,251,842	$5,104,182	$408,309,445	$86,616,150	$135,475,244	$194,051,191	$72,753,207	$—	$—	$—	$213,628,121	$5,927,287
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	53,443,438	44,619,080	486,966	34,306,672	6,498,625	6,695,094	10,693,049	4,995,290	—	—	—	19,913,656	563,652

Net asset value per share	$12.59	$5.99	$10.48	$11.90	$13.33	$20.24	$18.15	$14.56	$—	$—	$—	$10.73	$10.52

PREMIER CLASS:
Net assets	$120,098,348	$189,051,092	$2,030,225	$7,993,812	$188,611,985	$141,671,062	$311,759,713	$133,017,403	$—	$—	$—	$75,480,689	$1,228,707
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,590,861	21,919,382	193,326	671,332	13,765,157	6,915,261	16,910,684	8,983,458	—	—	—	6,480,699	116,798

Net asset value per share	$10.36	$8.62	$10.50	$11.91	$13.70	$20.49	$18.44	$14.81	$—	$—	$—	$11.65	$10.52

* Includes securities loaned of	$33,005,442	$478,152,514	$38,363,050	$24,864,380	$78,314,208	$79,972,336	$47,167,018	$132,535,792	$61,297,116	$9,499,558	$11,193,962	$—	$—
† Portfolio investments, cost	$2,269,840,056	$2,679,172,703	$523,430,366	$1,335,718,831	$2,547,445,474	$1,273,291,658	$2,618,596,010	$1,435,349,088	$717,099,659	$798,371,702	$802,175,060	$1,069,145,400	$208,280,142
‡ Affiliate investment, cost	$—	$511,248,172	$—	$—	$—	$—	$—	$136,904,795	$143,672	$—	$—	$—	$60,694
^ Foreign cash, cost	$298,240	$4,841,647	$753,189	$—	$—	$—	$5	$—	$—	$—	$—	$—	$—

60 2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report 61

Statements of operations (unaudited)

TIAA-CREF Funds ▪ For the period ended April 30, 2012

	Growth & Income Fund	International Equity Fund	Emerging Markets Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund	Global Natural Resources Fund

INVESTMENT INCOME
Dividends*	$22,548,710	$32,798,305	$3,691,672	$6,530,335	$27,794,223	$4,192,289	$30,970,481	$8,688,768	$12,052,369	$6,331,836	$10,777,609	$12,767,614	$1,782,944
Dividends from affiliated investments	—	1,979,172	—	—	—	—	—	613,380	—	—	—	—	—
Interest	2,730	3,618	—	1,314	5,284	1,770	11,793	345	487	339	60	326	440
Income from securities lending	145,965	—	72,477	40,185	158,260	526,110	230,001	—	296,258	157,574	96,647	—	—

Total income	22,697,405	34,781,095	3,764,149	6,571,834	27,957,767	4,720,169	31,212,275	9,302,493	12,349,114	6,489,749	10,874,316	12,767,940	1,783,384

EXPENSES
Management fees	5,313,118	5,869,580	1,898,286	3,122,163	5,190,850	2,879,436	6,130,462	3,334,662	1,332,867	1,564,398	1,516,403	873,711	469,365
Distribution fees – Retail Class	757,260	309,673	5,712	465,143	99,979	149,449	209,576	85,382	—	—	—	260,981	4,012
Distribution fees – Premier Class	97,464	158,366	5,303	6,662	147,236	119,653	239,765	115,055	—	—	—	60,813	775
Fund administration fees	74,175	71,204	13,760	43,019	72,824	36,963	85,638	44,900	18,316	27,565	26,922	36,130	4,013
Custody and accounting fees	33,246	96,011	182,511	19,524	29,257	16,134	25,292	21,423	75,390	19,629	20,636	20,118	29,764
Professional fees	45,068	50,816	35,534	38,516	44,646	37,282	48,399	39,037	37,162	33,597	33,402	35,785	53,578
Shareholder reports	34,092	31,560	10,285	19,816	33,459	12,824	49,171	8,732	8,389	12,434	8,977	9,807	26,398
Shareholder servicing – Institutional Class	2,031	1,839	890	1,374	1,789	1,362	3,283	1,759	973	1,276	1,209	2,426	1,573
Shareholder servicing – Retirement Class	573,638	945,655	9,297	112,519	930,838	652,016	1,542,385	622,203	—	—	—	429,540	9,757
Shareholder servicing – Retail Class	361,112	201,991	3,617	384,883	54,116	70,470	89,282	52,434	—	—	—	65,869	2,717
Shareholder servicing – Premier Class	226	283	95	96	254	251	381	220	—	—	—	198	818
Trustee fees and expenses	11,053	11,944	1,804	6,342	10,665	6,042	13,048	6,662	2,610	4,071	3,953	5,443	535
Compliance fees	36,214	35,474	6,725	21,191	35,705	18,400	42,133	22,086	8,968	13,479	13,070	17,724	1,682
Interest expense	—	2,129	1,405	—	129	—	—	—	2,813	768	1,535	781	—
Registration fees	65,739	61,868	39,828	41,963	56,579	59,805	71,350	54,626	30,305	30,305	30,305	57,469	43,078
Other expenses	49,959	99,343	44,822	27,915	41,438	19,056	43,176	27,694	77,288	15,246	17,958	30,212	28,014

Total expenses	7,454,395	7,947,736	2,259,874	4,311,126	6,749,764	4,079,143	8,593,341	4,436,875	1,595,081	1,722,768	1,674,370	1,907,007	676,079
Less: Expenses reimbursed by the investment adviser	—	—	(114,946)	(23,086)	—	—	—	—	—	—	—	—	(118,756)
Fee waiver by investment adviser	—	—	—	—	—	—	—	(185,433)	—	—	—	—	—

Net expenses	7,454,395	7,947,736	2,144,928	4,288,040	6,749,764	4,079,143	8,593,341	4,251,442	1,595,081	1,722,768	1,674,370	1,907,007	557,323

Net investment income (loss)	15,243,010	26,833,359	1,619,221	2,283,794	21,208,003	641,026	22,618,934	5,051,051	10,754,033	4,766,981	9,199,946	10,860,933	1,226,061

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	76,723,958	51,020,605	(15,503,628)	27,285,108	47,851,906	40,170,880	34,686,693	(10,832,667)	(3,848,673)	22,931,355	8,512,282	12,721,283	(114,364)
Affiliated issuers	—	1,590,401	—	—	—	—	—	—	—	—	—	—	—
Futures transactions	—	—	—	—	—	—	—	853,824	—	—	—	—	—
Foreign currency transactions	(1,331)	(2,076,396)	(566,919)	23,313	(2,312)	(2,879)	(8,766)	—	(180,256)	—	—	—	(23,506)

Net realized3gain (loss) on total investments	76,722,627	50,534,610	(16,070,547)	27,308,421	47,849,594	40,168,001	34,677,927	(9,978,843)	(4,028,929)	22,931,355	8,512,282	12,721,283	(137,870)

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	235,309,380	111,615,010	38,714,191	151,848,855	236,414,296	128,787,416	277,107,308	158,891,960	19,961,425	100,478,318	81,107,987	93,898,726	8,512,089
Affiliated issuers	—	7,921,084	—	—	—	—	—	—	—	—	—	—	—
Futures transactions	—	—	—	—	—	—	—	(692,559)	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(773)	562,974	(4,256)	(23,501)	2,044	(576)	(223,806)	—	90,560	—	—	—	(1,230)

Net change in unrealized appreciation (depreciation) on total investments	235,308,607	120,099,068	38,709,935	151,825,354	236,416,340	128,786,840	276,883,502	158,199,401	20,051,985	100,478,318	81,107,987	93,898,726	8,510,859

Net realized and unrealized gain (loss) on total investments	312,031,234	170,633,678	22,639,388	179,133,775	284,265,934	168,954,841	311,561,429	148,220,558	16,023,056	123,409,673	89,620,269	106,620,009	8,372,989

Net increase (decrease) in net assets from operations	$327,274,244	$197,467,037	$24,258,609	$181,417,569	$305,473,937	$169,595,867	$334,180,363	$153,271,609	$26,777,089	$128,176,654	$98,820,215	$117,480,942	$9,599,050

* Net of foreign withholding taxes of	$245,337	$2,268,895	$311,628	$109,843	$147,600	$54,851	$83,032	$346	$927,307	$22,642	$43,532	$112,359	$141,490
** Includes net change in unrealized foreign capital gains taxes of	$—	$67,062	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

62 2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report 63

Statements of changes in net assets

TIAA-CREF Funds ▪ For the period or year ended

		Growth & Income Fund		International Equity Fund		Emerging Markets Equity Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund

		April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011

		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$15,243,010	$20,395,954	$26,833,359	$39,869,419	$1,619,221	$3,780,106	$2,283,794	$2,785,718	$21,208,003	$27,495,279	$641,026	$(290,210)
Net realized gain (loss) on total investments		76,722,627	39,887,697	50,534,610	101,314,346	(16,070,547)	(17,297,606)	27,308,421	53,521,909	47,849,594	45,045,655	40,168,001	70,716,163
Net change in unrealized appreciation (depreciation) on total investments		235,308,607	102,896,659	120,099,068	(468,049,411)	38,709,935	(31,576,183)	151,825,354	20,089,061	236,416,340	(67,627,675)	128,786,840	(17,509,343)

Net increase (decrease) in net assets from operations		327,274,244	163,180,310	197,467,037	(326,865,646)	24,258,609	(45,093,683)	181,417,569	76,396,688	305,473,937	4,913,259	169,595,867	52,916,610

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(9,234,603)	(10,226,744)	(19,841,910)	(7,902,005)	(2,775,473)	—	(2,705,887)	(1,907,489)	(18,994,576)	(9,126,987)	—	—
	Retirement Class	(2,861,720)	(4,152,615)	(9,709,478)	(6,404,604)	(31,552)	—	(79,957)	(39,965)	(8,655,163)	(8,264,777)	—	—
	Retail Class	(2,640,168)	(3,756,053)	(5,444,549)	(3,292,002)	(13,506)	—	(307)	(442,326)	(1,015,792)	(896,782)	—	—
	Premier Class	(812,309)	(1,203,602)	(3,518,270)	(1,934,876)	(43,368)	—	(16,918)	(20,920)	(2,688,161)	(2,480,985)	—	—
From realized gains:	Institutional Class	(9,486,319)	—	—	—	—	(327,366)	(7,851,350)	—	—	—	(16,108,582)	—
	Retirement Class	(3,406,950)	—	—	—	—	(1,910)	(660,918)	—	—	—	(19,231,829)	—
	Retail Class	(3,974,750)	—	—	—	—	(5,338)	(3,353,532)	—	—	—	(4,508,171)	—
	Premier Class	(1,079,193)	—	—	—	—	(2,745)	(91,389)	—	—	—	(6,339,338)	—

Total distributions		(33,496,012)	(19,339,014)	(38,514,207)	(19,533,487)	(2,863,899)	(337,359)	(14,760,258)	(2,410,700)	(31,353,692)	(20,769,531)	(46,187,920)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	197,442,200	418,754,808	259,453,555	503,423,356	110,984,897	371,936,627	113,770,517	283,823,252	197,415,144	617,764,286	133,479,842	309,159,712
	Retirement Class	113,300,343	79,798,914	64,550,932	122,348,814	4,778,710	6,491,331	39,631,401	53,162,890	78,180,834	177,798,550	63,717,464	167,431,949
	Retail Class	53,337,465	82,453,280	8,462,242	52,195,152	967,970	4,072,029	12,889,480	30,177,487	3,919,915	16,395,373	16,935,435	51,093,932
	Premier Class	19,289,846	76,302,572	23,142,685	146,899,705	3,464,707	8,390,219	6,705,027	12,974,970	20,858,683	136,616,500	18,617,016	127,927,676
Reinvestments of distributions:	Institutional Class	12,428,081	5,940,969	19,724,590	7,820,715	2,775,473	327,366	10,555,612	1,907,152	18,945,462	9,083,768	16,108,582	—
	Retirement Class	6,267,414	4,151,929	9,702,540	6,392,861	31,552	1,910	740,875	39,965	8,655,163	8,264,777	19,231,829	—
	Retail Class	6,410,867	3,603,922	5,271,360	3,186,552	13,087	5,241	3,286,496	431,287	981,586	869,520	4,370,077	—
	Premier Class	1,891,502	1,203,602	3,518,270	1,934,876	43,368	2,745	108,307	20,920	2,688,161	2,480,985	6,339,338	—
Redemptions:	Institutional Class	(55,074,090)	(56,799,092)	(65,194,076)	(111,263,711)	(12,340,916)	(115,248,755)	(24,363,212)	(29,310,738)	(32,506,148)	(29,680,824)	(21,930,945)	(67,058,460)
	Retirement Class	(36,780,520)	(242,392,353)	(82,853,378)	(354,361,278)	(935,409)	(1,394,067)	(10,301,936)	(28,263,154)	(66,051,665)	(277,482,622)	(70,570,153)	(301,781,910)
	Retail Class	(31,150,412)	(59,722,584)	(18,785,004)	(71,368,416)	(460,425)	(1,197,957)	(20,118,557)	(46,028,857)	(7,188,284)	(19,215,647)	(12,695,264)	(33,448,581)
	Premier Class	(44,146,520)	(74,931,113)	(71,614,301)	(77,895,797)	(9,904,557)	(755,070)	(10,103,500)	(10,050,274)	(48,130,282)	(120,799,594)	(64,915,865)	(116,176,240)

Net increase from shareholder transactions		243,216,176	238,364,854	155,379,415	229,312,829	99,418,457	272,631,619	122,800,510	268,884,900	177,768,569	522,095,072	108,687,356	137,148,078

Net increase (decrease) in net assets		536,994,408	382,206,150	314,332,245	(117,086,304)	120,813,167	227,200,577	289,457,821	342,870,888	451,888,814	506,238,800	232,095,303	190,064,688

NET ASSET
Beginning of period		2,194,550,772	1,812,344,622	2,322,990,265	2,440,076,569	388,122,603	160,922,026	1,290,211,235	947,340,347	2,183,726,195	1,677,487,395	1,195,536,924	1,005,472,236

End of period		$2,731,545,180	$2,194,550,772	$2,637,322,510	$2,322,990,265	$508,935,770	$388,122,603	$1,579,669,056	$1,290,211,235	$2,635,615,009	$2,183,726,195	$1,427,632,227	$1,195,536,924

Undistributed net investment income (loss) included in net assets		$1,402,470	$1,708,260	$26,783,573	$38,464,421	$707,572	$1,952,250	$(291,507)	$227,768	$11,765,752	$21,911,441	$699,893	$58,867

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	20,072,643	45,212,747	31,705,007	55,768,880	11,134,904	33,198,370	10,286,580	27,031,237	15,274,602	47,594,635	6,756,888	15,529,754
	Retirement Class	11,549,943	8,496,541	7,574,381	12,363,573	467,798	571,344	3,646,034	5,059,269	6,104,248	13,979,923	3,363,394	8,618,561
	Retail Class	4,505,818	7,357,846	1,473,467	7,679,030	93,710	354,689	1,153,513	2,869,838	311,578	1,290,076	883,097	2,612,014
	Premier Class	1,986,308	8,576,596	2,846,198	16,127,529	342,205	740,426	591,430	1,233,030	1,623,581	10,981,901	959,863	6,685,224
Shares reinvested:	Institutional Class	1,332,079	652,225	2,605,626	805,429	289,716	28,616	1,006,255	185,521	1,569,632	710,780	903,454	—
	Retirement Class	656,177	452,875	1,242,323	638,647	3,297	167	70,762	3,895	718,868	648,218	1,095,831	—
	Retail Class	561,222	330,093	1,004,062	469,301	1,368	458	313,299	41,954	83,610	69,953	248,724	—
	Premier Class	201,532	133,234	465,380	199,678	4,527	240	10,335	2,037	222,899	194,282	356,744	—
Shares redeemed:	Institutional Class	(5,600,188)	(6,125,510)	(7,838,263)	(11,736,767)	(1,219,201)	(10,381,159)	(2,219,882)	(2,731,781)	(2,625,810)	(2,354,027)	(1,160,482)	(3,569,378)
	Retirement Class	(3,710,033)	(26,244,102)	(10,009,062)	(37,034,986)	(92,447)	(128,427)	(933,500)	(2,666,377)	(5,212,787)	(21,844,772)	(3,762,022)	(15,700,826)
	Retail Class	(2,633,769)	(5,322,439)	(3,351,840)	(10,418,884)	(46,932)	(109,410)	(1,811,079)	(4,365,653)	(572,100)	(1,523,404)	(676,464)	(1,741,756)
	Premier Class	(4,313,625)	(8,146,017)	(8,286,089)	(8,431,208)	(925,076)	(68,996)	(891,502)	(957,979)	(3,550,466)	(9,132,883)	(3,241,137)	(5,884,404)

Net increase from shareholder transactions		24,608,107	25,374,089	19,431,190	26,430,222	10,053,869	24,206,318	11,222,245	25,704,991	13,947,855	40,614,682	5,727,890	6,549,189

64 2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report 65

Statements of changes in net assets	continued

TIAA-CREF Funds ▪ For the period or year ended

		Mid-Cap Value Fund		Small-Cap Equity Fund		Enhanced International Equity Index Fund		Enhanced Large-Cap Growth Index Fund		Enhanced Large-Cap Value Index Fund		Social Choice Equity Fund

		April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011

		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$22,618,934	$31,876,559	$5,051,051	$5,194,829	$10,754,033	$15,973,925	$4,766,981	$8,466,833	$9,199,946	$13,939,792	$10,860,933	$17,013,987
Net realized gain (loss) on total investments		34,677,927	44,610,523	(9,978,843)	109,966,742	(4,028,929)	16,041,325	22,931,355	77,128,446	8,512,282	34,263,238	12,721,283	20,520,786
Net change in unrealized appreciation (depreciation) on total investments		276,883,502	34,106,971	158,199,401	(63,623,093)	20,051,985	(49,628,062)	100,478,318	1,446,600	81,107,987	2,544,837	93,898,726	25,789,142

Net increase (decrease) in net assets from operations		334,180,363	110,594,053	153,271,609	51,538,478	26,777,089	(17,612,812)	128,176,654	87,041,879	98,820,215	50,747,867	117,480,942	63,323,915

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(13,760,197)	(6,863,314)	(5,185,360)	(2,228,344)	(17,033,076)	(13,412,337)	(8,848,758)	(7,597,068)	(15,182,063)	(11,006,869)	(8,798,595)	(4,686,649)
	Retirement Class	(12,739,291)	(16,515,660)	(2,095,473)	(1,644,647)	—	—	—	—	—	—	(4,664,255)	(5,446,278)
	Retail Class	(1,720,671)	(2,242,320)	(299,763)	(190,206)	—	—	—	—	—	—	(3,302,221)	(2,637,637)
	Premier Class	(3,901,158)	(4,276,192)	(948,680)	(572,859)	—	—	—	—	—	—	(1,315,612)	(1,536,176)
From realized gains:	Institutional Class	—	—	(21,334,569)	—	—	—	(72,436,649)	(32,048,061)	(33,272,697)	(6,927,036)	—	—
	Retirement Class	—	—	(14,230,904)	—	—	—	—	—	—	—	—	—
	Retail Class	—	—	(2,083,615)	—	—	—	—	—	—	—	—	—
	Premier Class	—	—	(4,725,975)	—	—	—	—	—	—	—	—	—

Total distributions		(32,121,317)	(29,897,486)	(50,904,339)	(4,636,056)	(17,033,076)	(13,412,337)	(81,285,407)	(39,645,129)	(48,454,760)	(17,933,905)	(18,080,683)	(14,306,740)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	237,501,178	583,301,186	183,680,819	280,147,905	115,225,319	86,686,889	77,881,942	66,447,785	83,025,188	90,158,005	139,643,796	207,300,898
	Retirement Class	97,434,229	266,342,952	64,803,176	161,918,153	—	—	—	—	—	—	23,849,485	53,820,546
	Retail Class	35,301,169	25,136,189	4,216,649	20,789,849	—	—	—	—	—	—	22,238,085	54,171,664
	Premier Class	33,898,966	225,271,164	17,316,525	107,713,450	—	—	—	—	—	—	4,950,358	58,242,951
Reinvestments of distributions:	Institutional Class	13,180,757	6,208,772	26,481,707	2,215,054	17,033,076	13,412,337	81,285,407	39,645,129	48,454,760	17,933,905	7,476,777	3,635,978
	Retirement Class	12,739,173	16,515,660	16,326,377	1,644,647	—	—	—	—	—	—	4,664,255	5,446,278
	Retail Class	1,658,192	2,116,549	2,320,470	184,361	—	—	—	—	—	—	3,130,318	2,530,922
	Premier Class	3,901,158	4,276,192	5,674,655	572,859	—	—	—	—	—	—	1,315,612	1,536,176
Redemptions:	Institutional Class	(26,829,613)	(65,483,416)	(24,924,026)	(48,531,641)	(7,927,409)	(69,375,557)	(22,006,535)	(112,084,087)	(27,640,570)	(92,688,145)	(44,257,303)	(59,282,954)
	Retirement Class	(142,729,107)	(466,129,661)	(45,429,216)	(201,787,093)	—	—	—	—	—	—	(36,982,838)	(154,523,458)
	Retail Class	(15,817,700)	(52,956,915)	(5,969,395)	(15,192,783)	—	—	—	—	—	—	(29,852,332)	(28,457,735)
	Premier Class	(75,202,264)	(179,446,046)	(53,674,027)	(52,113,054)	—	—	—	—	—	—	(21,027,315)	(60,815,211)

Net increase (decrease) from shareholder transactions		175,036,138	365,152,626	190,823,714	257,561,707	124,330,986	30,723,669	137,160,814	(5,991,173)	103,839,378	15,403,765	75,148,898	83,606,055

Net increase (decrease) in net assets		477,095,184	445,849,193	293,190,984	304,464,129	134,074,999	(301,480)	184,052,061	41,405,577	154,204,833	48,217,727	174,549,157	132,623,230

NET ASSETS
Beginning of period		2,624,242,595	2,178,393,402	1,336,804,985	1,032,340,856	536,415,426	536,716,906	818,883,772	777,478,195	800,221,379	752,003,652	1,070,436,655	937,813,425

End of period		$3,101,337,779	$2,624,242,595	$1,629,995,969	$1,336,804,985	$670,490,425	$536,415,426	$1,002,935,833	$818,883,772	$954,426,212	$800,221,379	$1,244,985,812	$1,070,436,655

Undistributed net investment income (loss) included in net assets		$9,679,449	$19,181,832	$1,248,632	$4,726,857	$8,777,456	$15,056,499	$2,513,678	$6,595,455	$6,190,406	$12,172,523	$6,159,737	$13,379,487

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	13,449,848	33,520,945	12,711,753	19,228,741	17,921,128	13,172,673	8,394,643	7,229,325	10,442,369	11,411,279	12,600,196	19,118,408
	Retirement Class	5,688,180	15,489,285	4,570,369	11,232,835	—	—	—	—	—	—	2,107,320	4,950,227
	Retail Class	2,023,456	1,474,206	298,185	1,444,358	—	—	—	—	—	—	2,190,880	5,433,003
	Premier Class	1,930,775	13,344,069	1,211,786	7,600,823	—	—	—	—	—	—	444,860	5,635,743
Shares reinvested:	Institutional Class	807,644	371,560	1,968,900	153,503	2,725,293	1,916,048	9,386,306	4,332,801	6,392,449	2,258,678	702,705	343,017
	Retirement Class	783,467	993,125	1,229,396	115,414	—	—	—	—	—	—	433,078	508,048
	Retail Class	103,250	128,744	175,527	12,992	—	—	—	—	—	—	319,746	259,316
	Premier Class	239,188	256,213	422,536	39,754	—	—	—	—	—	—	123,882	145,333
Shares redeemed:	Institutional Class	(1,558,610)	(3,855,133)	(1,761,548)	(3,440,838)	(1,208,637)	(9,556,597)	(2,385,711)	(11,605,168)	(3,560,505)	(11,113,444)	(4,028,263)	(5,520,646)
	Retirement Class	(8,249,251)	(27,212,553)	(3,248,833)	(14,085,704)	—	—	—	—	—	—	(3,269,815)	(14,308,753)
	Retail Class	(929,020)	(3,110,587)	(424,824)	(1,067,828)	—	—	—	—	—	—	(2,839,628)	(2,873,352)
	Premier Class	(4,115,292)	(10,323,521)	(3,596,132)	(3,586,458)	—	—	—	—	—	—	(1,851,520)	(5,636,544)

Net increase (decrease) from shareholder transactions		10,173,635	21,076,353	13,557,115	17,647,592	19,437,784	5,532,124	15,395,238	(43,042)	13,274,313	2,556,513	6,933,441	8,053,800

66 2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report 67

Statements of changes in net assets	concluded

TIAA-CREF Funds ▪ For the period ended

		Global Natural Resources Fund

		For the period November 1, 2011 to April 30, 2012

		(unaudited )
OPERATIONS
Net investment income (loss)		$1,226,061
Net realized gain (loss) on total investments		(137,870)
Net change in unrealized appreciation (depreciation) on total investments		8,510,859

Net increase (decrease) in net assets from operations		9,599,050

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(118,006)
	Retirement Class	(3,894)
	Retail Class	(1,763)
	Premier Class	(1,794)

Total distributions		(125,457)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	190,864,549
	Retirement Class	13,205,247
	Retail Class	6,099,351
	Premier Class	1,172,848
Reinvestments of distributions:	Institutional Class	118,006
	Retirement Class	3,894
	Retail Class	1,723
	Premier Class	1,794
Redemptions:	Institutional Class	(103,737)
	Retirement Class	(1,598,434)
	Retail Class	(217,638)
	Premier Class	(10)

Net increase from shareholder transactions		209,547,593

Net increase in net assets		219,021,186

NET ASSETS
Beginning of period		–

End of period		$219,021,186

Undistributed net investment income (loss) included in net assets		$1,100,604

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	19,012,998
	Retirement Class	1,265,702
	Retail Class	583,912
	Premier Class	116,618
Shares reinvested:	Institutional Class	11,896
	Retirement Class	392
	Retail Class	174
	Premier Class	181
Shares redeemed:	Institutional Class	(9,819)
	Retirement Class	(152,451)
	Retail Class	(20,434)
	Premier Class	(1)

Net increase from shareholder transactions		20,809,168

68	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Growth & Income Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.21		$ 8.53	$ 8.22		$ 7.83	$ 8.16	$ 10.33	$ 8.66

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.10	0.00	(e)	0.10	0.11	0.15	0.17
Net realized and unrealized gain (loss) on total investments	1.23		0.68	0.31		0.39	(0.32)	(1.91)	2.06

Total gain (loss) from investment operations	1.30		0.78	0.31		0.49	(0.21)	(1.76)	2.23

Less distributions from:
Net investment income	(0.07)		(0.10)	–		(0.10)	(0.12)	(0.17)	(0.17)
Net realized gains	(0.08)		–	–		–	–	(0.24)	(0.39)

Total distributions	(0.15)		(0.10)	–		(0.10)	(0.12)	(0.41)	(0.56)

Net asset value, end of period	$ 10.36		$ 9.21	$ 8.53		$ 8.22	$ 7.83	$ 8.16	$ 10.33

TOTAL RETURN	14.28	%(b)	9.20%	3.77	%(b)	6.27%	(2.34)%	(17.64)%	26.84%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,407,135		$1,105,465	$684,913		$600,386	$391,884	$218,710	$105,476
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.47%	0.53	%(c)	0.48%	0.53%	0.50%	0.55%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47	%(c)	0.47%	0.52	%(c)	0.48%	0.51%	0.33%	0.13%
Ratio of net investment income (loss) to average net assets	1.40	%(c)	1.09%	0.42	%(c)	1.23%	1.62%	1.59%	1.81%
Portfolio turnover rate	52	%(b)	116%	13	%(b)	126%	133%	132%	84%

	Retirement Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.31		$ 8.62	$ 8.31		$ 7.91	$ 8.25	$ 10.44	$ 8.76

Gain from investment operations:
Net investment income (loss) (a)	0.06		0.08	0.00	(e)	0.08	0.09	0.13	0.15
Net realized and unrealized gain (loss) on total investments	1.24		0.69	0.31		0.40	(0.33)	(1.93)	2.08

Total gain (loss) from investment operations	1.30		0.77	0.31		0.48	(0.24)	(1.80)	2.23

Less distributions from:
Net investment income	(0.06)		(0.08)	–		(0.08)	(0.10)	(0.15)	(0.16)
Net realized gains	(0.08)		–	–		–	–	(0.24)	(0.39)

Total distributions	(0.14)		(0.08)	–		(0.08)	(0.10)	(0.39)	(0.55)

Net asset value, end of period	$ 10.47		$ 9.31	$ 8.62		$ 8.31	$ 7.91	$ 8.25	$ 10.44

TOTAL RETURN	14.10	%(b)	8.92%	3.73	%(b)	6.07%	(2.66)%	(17.82)%	26.44%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$531,508		$393,410	$513,285		$545,887	$488,991	$259,942	$204,746
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72	%(c)	0.72%	0.78	%(c)	0.73%	0.78%	0.75%	0.81%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72	%(c)	0.72%	0.77	%(c)	0.73%	0.75%	0.54%	0.38%
Ratio of net investment income (loss) to average net assets	1.14	%(c)	0.86%	0.18	%(c)	0.98%	1.36%	1.36%	1.52%
Portfolio turnover rate	52	%(b)	116%	13	%(b)	126%	133%	132%	84%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	69

Financial highlights	concluded

Growth & Income Fund ▪ For the period or year ended

	Retail Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 11.16		$ 10.32	$ 9.95		$ 9.45	$ 9.83		$ 12.36	$ 10.27

Gain from investment operations:
Net investment income (loss) (a)	0.06		0.10	0.00	(e)	0.10	0.12		0.16	0.18
Net realized and unrealized gain (loss) on total investments	1.50		0.82	0.37		0.48	(0.40)		(2.30)	2.47

Total gain (loss) from investment operations	1.56		0.92	0.37		0.58	(0.28)		(2.14)	2.65

Less distributions from:
Net investment income	(0.05)		(0.08)	–		(0.08)	(0.10)		(0.15)	(0.17)
Net realized gains	(0.08)		–	–		–	–		(0.24)	(0.39)

Total distributions	(0.13)		(0.08)	–		(0.08)	(0.10)		(0.39)	(0.56)

Net asset value, end of period	$ 12.59		$ 11.16	$ 10.32		$ 9.95	$ 9.45		$ 9.83	$ 12.36

TOTAL RETURN	14.08	%(b)	8.90%	3.72	%(b)	6.17%	(2.63)%		(17.78)%	26.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$672,804		$569,318	$501,950		$487,427	$475,828		$506,760	$635,012
Ratio of expenses to average net assets before expense waiver and reimbursement	0.83	%(c)	0.72%	0.75	%(c)	0.66%	0.94%		0.87%	1.00%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.83	%(c)	0.72%	0.74	%(c)	0.66%	0.70%		0.46%	0.24%
Ratio of net investment income (loss) to average net assets	1.04	%(c)	0.85%	0.20	%(c)	1.04%	1.48%		1.43%	1.58%
Portfolio turnover rate	52	%(b)	116%	13	%(b)	126%	133%		132%	84%

	Premier Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.21		$ 8.53	$ 8.23		$ 7.83	$ 7.83

Gain from investment operations:
Net investment income (loss) (a)	0.06		0.09	0.00	(e)	0.09	0.00	(e)
Net realized and unrealized gain on total investments	1.23		0.68	0.30		0.40	–

Total gain (loss) from investment operations	1.29		0.77	0.30		0.49	0.00	(e)

Less distributions from:
Net investment income	(0.06)		(0.09)	–		(0.09)	–
Net realized gains	(0.08)		–	–		–	–

Total distributions	(0.14)		(0.09)	–		(0.09)	–

Net asset value, end of period	$ 10.36		$ 9.21	$ 8.53		$ 8.23	$ 7.83

TOTAL RETURN	14.19	%(b)	9.03%	3.65	%(b)	6.25%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$120,098		$126,358	$112,196		$72,282	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62	%(c)	0.62%	0.68	%(c)	0.64%	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.62	%(c)	0.62%	0.67	%(c)	0.64%	0.67	%(c)
Ratio of net investment income (loss) to average net assets	1.28	%(c)	0.95%	0.22	%(c)	1.07%	0.00	%(c)
Portfolio turnover rate	52	%(b)	116%	13	%(b)	126%	133%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

70	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

International Equity Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.14		$ 9.41	$ 8.95		$ 8.06	$ 8.68	$ 14.98	$13.45

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.16	0.00	(e)	0.11	0.12	0.26	0.20
Net realized and unrealized gain (loss) on total investments	0.54		(1.35)	0.46		0.90	(0.48)	(4.67)	3.49

Total gain (loss) from investment operations	0.64		(1.19)	0.46		1.01	(0.36)	(4.41)	3.69

Less distributions from:
Net investment income	(0.14)		(0.08)	—		(0.12)	(0.24)	(0.15)	(0.22)
Net realized gains	—		—	—		—	(0.02)	(1.74)	(1.94)

Total distributions	(0.14)		(0.08)	—		(0.12)	(0.26)	(1.89)	(2.16)

Net asset value, end of period	$8.64		$8.14	$9.41		$8.95	$8.06	$8.68	$14.98

TOTAL RETURN	8.11	%(b)	(12.76)%	5.14	%(b)	12.62%	(3.19)%	(33.50)%	30.49%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,388,456		$1,092,168	$841,417		$785,755	$684,965	$606,528	$807,072
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.53%	0.57	%(c)	0.53%	0.58%	0.54%	0.58%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53	%(c)	0.53%	0.57	%(c)	0.53%	0.57%	0.54%	0.58%
Ratio of net investment income (loss) to average net assets	2.47	%(c)	1.69%	0.39	%(c)	1.36%	1.81%	2.20%	1.47%
Portfolio turnover rate	46	%(b)	107%	8	%(b)	119%	118%	204%	179%

	Retirement Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.37		$9.68	$9.20		$8.29	$8.90	$15.32	$13.72

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.14	0.00	(e)	0.09	0.10	0.25	0.19
Net realized and unrealized gain (loss) on total investments	0.56		(1.39)	0.48		0.92	(0.48)	(4.79)	3.54

Total gain (loss) from investment operations	0.65		(1.25)	0.48		1.01	(0.38)	(4.54)	3.73

Less distributions from:
Net investment income	(0.11)		(0.06)	—		(0.10)	(0.21)	(0.14)	(0.19)
Net realized gains	—		—	—		—	(0.02)	(1.74)	(1.94)

Total distributions	(0.11)		(0.06)	—		(0.10)	(0.23)	(1.88)	(2.13)

Net asset value, end of period	$8.91		$8.37	$9.68		$9.20	$8.29	$8.90	$15.32

TOTAL RETURN	7.97	%(b)	(13.03)%	5.22	%(b)	12.28%	(3.42)%	(33.64)%	30.16%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$792,563		$754,251	$1,105,129		$1,124,555	$1,047,995	$1,159,940	$1,216,121
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78	%(c)	0.78%	0.82	%(c)	0.78%	0.83%	0.79%	0.84%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.78	%(c)	0.78%	0.82	%(c)	0.78%	0.82%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets	2.07	%(c)	1.43%	0.12	%(c)	1.07%	1.53%	2.08%	1.36%
Portfolio turnover rate	46	%(b)	107%	8	%(b)	119%	118%	204%	179%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	71

Financial highlights	concluded

International Equity Fund ▪ For the period or year ended

	Retail Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$5.68		$6.59	$6.27		$5.69	$6.22		$11.29	$10.63

Gain from investment operations:
Net investment income (loss) (a)	0.05		0.09	0.00	(e)	0.06	0.07		0.17	0.22
Net realized and unrealized gain (loss) on total investments	0.38		(0.93)	0.32		0.63	(0.35)		(3.35)	2.59

Total gain (loss) from investment operations	0.43		(0.84)	0.32		0.69	(0.28)		(3.18)	2.81

Less distributions from:
Net investment income	(0.12)		(0.07)	–		(0.11)	(0.23)		(0.15)	(0.21)
Net realized gains	–		–	–		–	(0.02)		(1.74)	(1.94)

Total distributions	(0.12)		(0.07)	–		(0.11)	(0.25)		(1.89)	(2.15)

Net asset value, end of period	$5.99		$5.68	$6.59		$6.27	$5.69		$6.22	$11.29

TOTAL RETURN	7.89	%(b)	(12.96)%	5.10	%(b)	12.28%	(3.29)%		(33.62)%	30.34%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$267,252		$258,283	$314,977		$301,044	$284,678		$316,827	$526,418
Ratio of expenses to average net assets before expense waiver and reimbursement	0.93	%(c)	0.79%	0.80	%(c)	0.72%	1.02%		0.89%	0.95%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.93	%(c)	0.79%	0.80	%(c)	0.72%	0.79%		0.69%	0.75%
Ratio of net investment income (loss) to average net assets	1.90	%(c)	1.42%	0.17	%(c)	1.12%	1.56%		1.95%	2.02%
Portfolio turnover rate	46	%(b)	107%	8	%(b)	119%	118%		204%	179%

	Premier Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.12		$9.40	$8.93		$8.06	$8.06

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.14	0.00	(e)	0.13	0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.55		(1.34)	0.47		0.85	–

Total gain (loss) from investment operations	0.63		(1.20)	0.47		0.98	0.00	(e)

Less distributions from:
Net investment income	(0.13)		(0.08)	–		(0.11)	–
Net realized gains	–		–	–		–	–

Total distributions	(0.13)		(0.08)	–		(0.11)	–

Net asset value, end of period	$8.62		$8.12	$9.40		$8.93	$8.06

TOTAL RETURN	7.95	%(b)	(12.93)%	5.26	%(b)	12.32%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$189,051		$218,288	$178,553		$90,273	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68	%(c)	0.68%	0.72	%(c)	0.68%	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.68	%(c)	0.68%	0.72	%(c)	0.68%	0.75	%(c)
Ratio of net investment income (loss) to average net assets	1.86	%(c)	1.50%	0.55	%(c)	1.55%	0.00	%(c)
Portfolio turnover rate	46	%(b)	107%	8	%(b)	119%	118%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

72	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Emerging Markets Equity Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10	‡

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.11		$11.35	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.04		0.14	0.01
Net realized and unrealized gain (loss) on total investments	0.43		(1.36)	1.34

Total gain (loss) from investment operations	0.47		(1.22)	1.35

Less distributions from:
Net investment income	(0.07)		–	–
Net realized gains	–		(0.02)	–

Total distributions	(0.07)		(0.02)	–

Net asset value, end of period	$10.51		$10.11	$11.35

TOTAL RETURN	4.70	%(b)	(10.78)%	13.50	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$492,138		$370,441	$156,464
Ratio of expenses to average net assets before expense waiver and reimbursement	1.00	%(c)	1.08%	2.00	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.95	%(c)	0.95%	0.95	%(c)
Ratio of net investment income (loss) to average net assets	0.74	%(c)	1.29%	0.42	%(c)
Portfolio turnover rate	62	%(b)	70%	9	%(b)

	Retirement Class

	4/30/12		10/31/11	10/31/10	‡

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.08		$11.34	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.03		0.14	0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.42		(1.38)	1.34

Total gain (loss) from investment operations	0.45		(1.24)	1.34

Less distributions from:
Net investment income	(0.05)		–	–
Net realized gains	–		(0.02)	–

Total distributions	(0.05)		(0.02)	–

Net asset value, end of period	$10.48		$10.08	$11.34

TOTAL RETURN	4.51	%(b)	(10.96)%	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$9,663		$5,476	$1,134
Ratio of expenses to average net assets before expense waiver and reimbursement	1.26	%(c)	1.33%	2.98	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.20	%(c)	1.20%	1.20	%(c)
Ratio of net investment income (loss) to average net assets	0.58	%(c)	1.22%	0.27	%(c)
Portfolio turnover rate	62	%(b)	70%	9	%(b)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	73

Financial highlights	concluded

Emerging Markets Equity Fund ▪ For the period or year ended

	Retail Class

	4/30/12		10/31/11	10/31/10	‡

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.07		$11.34	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.02		0.09	0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.42		(1.34)	1.34

Total gain (loss) from investment operations	0.44		(1.25)	1.34

Less distributions from:
Net investment income	(0.03)		–	–
Net realized gains	–		(0.02)	–

Total distributions	(0.03)		(0.02)	–

Net asset value, end of period	$10.48		$10.07	$11.34

TOTAL RETURN	4.40	%(b)	(11.05)%	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period (in thousands)	$5,104		$4,417	$2,189
Ratio of expenses to average net assets before expense waiver and reimbursement	1.41	%(c)	1.47%	2.80	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.34	%(c)	1.34%	1.34	%(c)
Ratio of net investment income (loss) to average net assets	0.33	%(c)	0.84%	(0.03	)%(c)
Portfolio turnover rate	62	%(b)	70%	9	%(b)

	Premier Class

	4/30/12		10/31/11	10/31/10	‡

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.09		$11.34	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.01		0.13	0.01
Net realized and unrealized gain (loss) on total investments	0.46		(1.36)	1.33

Total gain (loss) from investment operations	0.47		(1.23)	1.34

Less distributions from:
Net investment income	(0.06)		–	–
Net realized gains	–		(0.02)	–

Total distributions	(0.06)		(0.02)	–

Net asset value, end of period	$10.50		$10.09	$11.34

TOTAL RETURN	4.66	%(b)	(10.87)%	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period (in thousands)	$2,030		$7,788	$1,134
Ratio of expenses to average net assets before expense waiver and reimbursement	1.16	%(c)	1.23%	2.89	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.10	%(c)	1.10%	1.10	%(c)
Ratio of net investment income (loss) to average net assets	0.17	%(c)	1.21%	0.37	%(c)
Portfolio turnover rate	62	%(b)	70%	9	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
‡	The Fund commenced operations on August 31, 2010.

74	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Large-Cap Growth Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.64		$9.91	$9.38		$8.51	$8.96	$12.04	$9.68

Gain from investment operations:
Net investment income (loss) (a)	0.02		0.04	0.00	(e)	0.04	0.06	0.08	0.10
Net realized and unrealized gain (loss) on total investments	1.39		0.72	0.53		0.88	(0.44)	(2.47)	2.31

Total gain (loss) from investment operations	1.41		0.76	0.53		0.92	(0.38)	(2.39)	2.41

Less distributions from:
Net investment income	(0.03)		(0.03)	–		(0.05)	(0.07)	(0.08)	(0.05)
Net realized gains	(0.10)		–	–		–	–	(0.57)	–
Return of capital	–		–	–		–	–	(0.04)	–

Total distributions	(0.13)		(0.03)	–		(0.05)	(0.07)	(0.69)	(0.05)

Net asset value, end of period	$11.92		$10.64	$9.91		$9.38	$8.51	$8.96	$12.04

TOTAL RETURN	13.43	%(b)	7.71%	5.65	%(b)	10.82%	(3.97)%	(21.14)%	24.97%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,052,697		$843,064	$542,509		$497,251	$333,710	$127,255	$169,352
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48	%(c)	0.48%	0.58	%(c)	0.50%	0.53%	0.54%	0.65%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48	%(c)	0.48%	0.52	%(c)	0.50%	0.50%	0.31%	0.13%
Ratio of net investment income (loss) to average net assets	0.46	%(c)	0.34%	(0.22	)%(c)	0.45%	0.76%	0.77%	0.95%
Portfolio turnover rate	69	%(b)	160%	18	%(b)	214%	269%	192%	189%

	Retirement Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.60		$9.87	$9.35		$8.48	$8.90	$12.00	$9.67

Gain from investment operations:
Net investment income (loss) (a)	0.01		0.01	0.00	(e)	0.02	0.04	0.05	0.18
Net realized and unrealized gain (loss) on total investments	1.38		0.73	0.52		0.88	(0.42)	(2.47)	2.19

Total gain (loss) from investment operations	1.39		0.74	0.52		0.90	(0.38)	(2.42)	2.37

Less distributions from:
Net investment income	(0.01)		(0.01)	–		(0.03)	(0.04)	(0.07)	(0.04)
Net realized gains	(0.10)		–	–		–	–	(0.57)	–
Return of capital	–		–	–		–	–	(0.04)	–

Total distributions	(0.11)		(0.01)	–		(0.03)	(0.04)	(0.68)	(0.04)

Net asset value, end of period	$11.88		$10.60	$9.87		$9.35	$8.48	$8.90	$12.00

TOTAL RETURN	13.24	%(b)	7.49%	5.56	%(b)	10.65%	(4.17)%	(21.45)%	24.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$110,668		$69,209	$40,808		$38,261	$39,754	$31,406	$28,308
Ratio of expenses to average net assets before expense waiver and reimbursement	0.73	%(c)	0.73%	0.83	%(c)	0.75%	0.77%	0.78%	0.94%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.73	%(c)	0.73%	0.77	%(c)	0.75%	0.72%	0.57%	0.38%
Ratio of net investment income (loss) to average net assets	0.20	%(c)	0.10%	(0.47	)%(c)	0.20%	0.55%	0.50%	1.67%
Portfolio turnover rate	69	%(b)	160%	18	%(b)	214%	269%	192%	189%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	75

Financial highlights	concluded

Large-Cap Growth Fund ▪ For the period or year ended

	Retail Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.61		$9.89	$9.37		$8.49	$8.93		$12.02	$9.67

Gain from investment operations:
Net investment income (loss) (a)	0.00	(e)	0.01	0.00	(e)	0.02	0.04		0.06	0.09
Net realized and unrealized gain (loss) on total investments	1.39		0.72	0.52		0.89	(0.43)		(2.48)	2.31

Total gain (loss) from investment operations	1.39		0.73	0.52		0.91	(0.39)		(2.42)	2.40

Less distributions from:
Net investment income	(0.00	)(e)	(0.01)	–		(0.03)	(0.05)		(0.06)	(0.05)
Net realized gains	(0.10)		–	–		–	–		(0.57)	–
Return of capital	–		–	–		–	–		(0.04)	–

Total distributions	(0.10)		(0.01)	–		(0.03)	(0.05)		(0.67)	(0.05)

Net asset value, end of period	$11.90		$10.61	$9.89		$9.37	$8.49		$8.93	$12.02

TOTAL RETURN	13.20	%(b)	7.41%	5.55	%(b)	10.78%	(4.21)%		(21.40)%	24.89%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$408,309		$367,733	$357,252		$340,417	$325,741		$344,298	$439,678
Ratio of expenses to average net assets before expense waiver and reimbursement	0.92	%(c)	0.79%	0.84	%(c)	0.67%	1.05%		1.01%	1.22%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.91	%(c)	0.79%	0.79	%(c)	0.67%	0.67%		0.52%	0.21%
Ratio of net investment income (loss) to average net assets	0.03	%(c)	0.05%	(0.49	)%(c)	0.28%	0.63%		0.55%	0.82%
Portfolio turnover rate	69	%(b)	160%	18	%(b)	214%	269%		192%	189%

	Premier Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.62		$9.90	$9.38		$8.51	$8.51

Gain from investment operations:
Net investment income (loss) (a)	0.02		0.02	0.00	(e)	0.02	0.00	(e)
Net realized and unrealized gain on total investments	1.39		0.73	0.52		0.90	–

Total gain (loss) from investment operations	1.41		0.75	0.52		0.92	0.00	(e)

Less distributions from:
Net investment income	(0.02)		(0.03)	–		(0.05)	–
Net realized gains	(0.10)		–	–		–	–

Total distributions	(0.12)		(0.03)	–		(0.05)	–

Net asset value, end of period	$11.91		$10.62	$9.90		$9.38	$8.51

TOTAL RETURN	13.29	%(b)	7.55%	5.54	%(b)	10.78%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$7,994		$10,205	$6,771		$4,650	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.63	%(c)	0.63%	0.73	%(c)	0.66%	221.05	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.63	%(c)	0.63%	0.67	%(c)	0.66%	0.67	%(c)
Ratio of net investment income (loss) to average net assets	0.34	%(c)	0.20%	(0.36	)%(c)	0.26%	0.00	%(c)
Portfolio turnover rate	69	%(b)	160%	18	%(b)	214%	269%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

76	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Large-Cap Value Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.27		$12.21	$11.83		$11.14	$11.56	$17.02	$15.73

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.19	0.01		0.18	0.19	0.28	0.30
Net realized and unrealized gain (loss) on total investments	1.52		0.03	0.37		0.66	(0.35)	(4.58)	2.10

Total gain (loss) from investment operations	1.64		0.22	0.38		0.84	(0.16)	(4.30)	2.40

Less distributions from:
Net investment income	(0.19)		(0.16)	–		(0.15)	(0.26)	(0.25)	(0.26)
Net realized gains	–		–	–		–	–	(0.91)	(0.85)

Total distributions	(0.19)		(0.16)	–		(0.15)	(0.26)	(1.16)	(1.11)

Net asset value, end of period	$13.72		$12.27	$12.21		$11.83	$11.14	$11.56	$17.02

TOTAL RETURN	13.56	%(b)	1.77%	3.21	%(b)	7.59%	(0.66)%	(26.78)%	15.71%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,549,343		$1,210,661	$643,951		$580,659	$372,327	$401,478	$487,144
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.47%	0.53	%(c)	0.49%	0.53%	0.49%	0.52%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47	%(c)	0.47%	0.52	%(c)	0.49%	0.52%	0.49%	0.50%
Ratio of net investment income (loss) to average net assets	1.88	%(c)	1.48%	0.89	%(c)	1.53%	2.17%	2.03%	1.78%
Portfolio turnover rate	32	%(b)	68%	11	%(b)	73%	139%	151%	136%

	Retirement Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.21		$12.15	$11.78		$11.10	$11.51	$16.96	$15.68

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.16	0.01		0.14	0.17	0.25	0.26
Net realized and unrealized gain (loss) on total investments	1.52		0.03	0.36		0.66	(0.35)	(4.57)	2.10

Total gain (loss) from investment operations	1.62		0.19	0.37		0.80	(0.18)	(4.32)	2.36

Less distributions from:
Net investment income	(0.15)		(0.13)	–		(0.12)	(0.23)	(0.22)	(0.23)
Net realized gains	–		–	–		–	–	(0.91)	(0.85)

Total distributions	(0.15)		(0.13)	–		(0.12)	(0.23)	(1.13)	(1.08)

Net asset value, end of period	$13.68		$12.21	$12.15		$11.78	$11.10	$11.51	$16.96

TOTAL RETURN	13.46	%(b)	1.52%	3.14	%(b)	7.33%	(0.88)%	(26.99)%	15.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$811,044		$704,222	$788,706		$818,179	$630,788	$500,288	$500,511
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72	%(c)	0.72%	0.78	%(c)	0.74%	0.77%	0.74%	0.75%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72	%(c)	0.72%	0.77	%(c)	0.74%	0.76%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets	1.65	%(c)	1.22%	0.66	%(c)	1.27%	1.86%	1.78%	1.55%
Portfolio turnover rate	32	%(b)	68%	11	%(b)	73%	139%	151%	136%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	77

Financial highlights	concluded

Large-Cap Value Fund ▪ For the period or year ended

	Retail Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.91		$11.86	$11.49		$10.84	$11.26		$16.60	$15.36

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.15	0.01		0.14	0.17		0.25	0.28
Net realized and unrealized gain (loss) on total investments	1.48		0.03	0.36		0.64	(0.34)		(4.45)	2.06

Total gain (loss) from investment operations	1.57		0.18	0.37		0.78	(0.17)		(4.20)	2.34

Less distributions from:
Net investment income	(0.15)		(0.13)	–		(0.13)	(0.25)		(0.23)	(0.25)
Net realized gains	–		–	–		–	–		(0.91)	(0.85)

Total distributions	(0.15)		(0.13)	–		(0.13)	(0.25)		(1.14)	(1.10)

Net asset value, end of period	$13.33		$11.91	$11.86		$11.49	$10.84		$11.26	$16.60

TOTAL RETURN	13.38	%(b)	1.49%	3.22	%(b)	7.28%	(0.82)%		(26.87)%	15.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$86,616		$79,489	$81,100		$79,558	$74,703		$74,487	$115,149
Ratio of expenses to average net assets before expense waiver and reimbursement	0.84	%(c)	0.72%	0.75	%(c)	0.70%	0.92%		0.77%	0.71%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.84	%(c)	0.72%	0.74	%(c)	0.70%	0.71%		0.64%	0.55%
Ratio of net investment income (loss) to average net assets	1.53	%(c)	1.22%	0.68	%(c)	1.30%	1.96%		1.85%	1.72%
Portfolio turnover rate	32	%(b)	68%	11	%(b)	73%	139%		151%	136%

	Premier Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.24		$12.20	$11.82		$11.14	$11.14

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.17	0.01		0.16	0.00	(e)
Net realized and unrealized gain on total investments	1.52		0.02	0.37		0.66	–

Total gain (loss) from investment operations	1.63		0.19	0.38		0.82	0.00	(e)

Less distributions from:
Net investment income	(0.17)		(0.15)	–		(0.14)	–
Net realized gains	–		–	–		–	–

Total distributions	(0.17)		(0.15)	–		(0.14)	–

Net asset value, end of period	$13.70		$12.24	$12.20		$11.82	$11.14

TOTAL RETURN	13.51	%(b)	1.54%	3.21	%(b)	7.46%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$188,612		$189,354	$163,731		$114,733	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62	%(c)	0.62%	0.68	%(c)	0.64%	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.62	%(c)	0.62%	0.67	%(c)	0.64%	0.67	%(c)
Ratio of net investment income (loss) to average net assets	1.78	%(c)	1.31%	0.68	%(c)	1.39%	0.00	%(c)
Portfolio turnover rate	32	%(b)	68%	11	%(b)	73%	139%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

78	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Mid-Cap Growth Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$18.75		$17.57	$16.85		$13.90	$14.30	$20.33	$17.01

Gain from investment operations:
Net investment income (loss) (a)	0.02		0.03	0.00	(e)	0.03	0.04	0.06	0.03
Net realized and unrealized gain (loss) on total investments	2.52		1.15	0.72		2.95	(0.41)	(4.65)	4.20

Total gain (loss) from investment operations	2.54		1.18	0.72		2.98	(0.37)	(4.59)	4.23

Less distributions from:
Net investment income	–		–	–		(0.03)	(0.03)	(0.04)	(0.05)
Net realized gains	(0.72)		–	–		–	–	(1.40)	(0.86)

Total distributions	(0.72)		–	–		(0.03)	(0.03)	(1.44)	(0.91)

Net asset value, end of period	$20.57		$18.75	$17.57		$16.85	$13.90	$14.30	$20.33

TOTAL RETURN	14.16	%(b)	6.72%	4.27	%(b)	21.48%	(2.49)%	(24.33)%	25.76%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$583,394		$409,941	$174,007		$151,222	$92,912	$53,843	$51,145
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49	%(c)	0.49%	0.58	%(c)	0.52%	0.53%	0.55%	0.59%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49	%(c)	0.49%	0.55	%(c)	0.52%	0.52%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	0.25	%(c)	0.16%	(0.29	)%(c)	0.18%	0.35%	0.31%	0.18%
Portfolio turnover rate	41	%(b)	81%	9	%(b)	77%	80%	111%	127%

	Retirement Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$18.47		$17.35	$16.64		$13.74	$14.12	$20.12	$16.84

Gain from investment operations:
Net investment income (loss) (a)	0.00	(e)	(0.02)	(0.01)		(0.01)	0.01	0.01	0.00 (e)
Net realized and unrealized gain (loss) on total investments	2.47		1.14	0.72		2.92	(0.39)	(4.60)	4.16

Total gain (loss) from investment operations	2.47		1.12	0.71		2.91	(0.38)	(4.59)	4.16

Less distributions from:
Net investment income	–		–	–		(0.01)	–	(0.01)	(0.02)
Net realized gains	(0.72)		–	–		–	–	(1.40)	(0.86)

Total distributions	(0.72)		–	–		(0.01)	–	(1.41)	(0.88)

Net asset value, end of period	$20.22		$18.47	$17.35		$16.64	$13.74	$14.12	$20.12

TOTAL RETURN	13.99	%(b)	6.52%	4.21	%(b)	21.16%	(2.69)%	(24.56)%	25.54%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$567,092		$505,020	$597,228		$619,355	$525,148	$348,993	$313,908
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74	%(c)	0.74%	0.83	%(c)	0.77%	0.78%	0.80%	0.84%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74	%(c)	0.74%	0.80	%(c)	0.77%	0.76%	0.80%	0.78%
Ratio of net investment income (loss) to average net assets	0.01	%(c)	(0.10)%	(0.54	)%(c)	(0.08)%	0.10%	0.06%	(0.05)%
Portfolio turnover rate	41	%(b)	81%	9	%(b)	77%	80%	111%	127%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	79

Financial highlights	concluded

Mid-Cap Growth Fund ▪ For the period or year ended

	Retail Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$18.49		$17.37	$16.66		$13.76	$14.15		$20.14	$16.85

Gain from investment operations:
Net investment income (loss) (a)	(0.01)		(0.02)	(0.01)		(0.01)	0.02		0.03	0.00 (e)
Net realized and unrealized gain (loss) on total investments	2.48		1.14	0.72		2.92	(0.40)		(4.61)	4.17

Total gain (loss) from investment operations	2.47		1.12	0.71		2.91	(0.38)		(4.58)	4.17

Less distributions from:
Net investment income	–		–	–		(0.01)	(0.01)		(0.01)	(0.02)
Net realized gains	(0.72)		–	–		–	–		(1.40)	(0.86)

Total distributions	(0.72)		–	–		(0.01)	(0.01)		(1.41)	(0.88)

Net asset value, end of period	$20.24		$18.49	$17.37		$16.66	$13.76		$14.15	$20.14

TOTAL RETURN	13.92	%(b)	6.45%	4.26	%(b)	21.15%	(2.69)%		(24.46)%	25.66%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$135,475		$115,367	$93,257		$88,419	$68,849		$62,390	$84,847
Ratio of expenses to average net assets before expense waiver and reimbursement	0.85	%(c)	0.74%	0.80	%(c)	0.75%	0.97%		0.87%	0.90%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.85	%(c)	0.74%	0.77	%(c)	0.75%	0.73%		0.69%	0.70%
Ratio of net investment income (loss) to average net assets	(0.10	)%(c)	(0.10)%	(0.52	)%(c)	(0.05)%	0.15%		0.17%	0.03%
Portfolio turnover rate	41	%(b)	81%	9	%(b)	77%	80%		111%	127%

	Premier Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$18.69		$17.54	$16.83		$13.90	$13.90

Gain from investment operations:
Net investment income (loss) (a)	0.01		0.00 (e)	(0.01)		0.00 (e)	0.00	(e)
Net realized and unrealized gain on total investments	2.51		1.15	0.72		2.96	–

Total gain (loss) from investment operations	2.52		1.15	0.71		2.96	0.00	(e)

Less distributions from:
Net investment income	–		–	–		(0.03)	–
Net realized gains	(0.72)		–	–		–	–

Total distributions	(0.72)		–	–		(0.03)	–

Net asset value, end of period	$20.49		$18.69	$17.54		$16.83	$13.90

TOTAL RETURN	14.10	%(b)	6.56%	4.22	%(b)	21.29%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$141,671		$165,209	$140,980		$85,529	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64	%(c)	0.64%	0.73	%(c)	0.67%	221.08	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.64%	0.70	%(c)	0.67%	0.70	%(c)
Ratio of net investment income (loss) to average net assets	0.12	%(c)	0.01%	(0.44	)%(c)	0.00%	0.00	%(c)
Portfolio turnover rate	41	%(b)	81%	9	%(b)	77%	80%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

80	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Mid-Cap Value Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.65		$15.96	$15.42		$13.89	$14.78	$20.34	$18.59

Gain from investment operations:
Net investment income (loss) (a)	0.15		0.23	0.00	(e)	0.24	0.24	0.30	0.35
Net realized and unrealized gain (loss) on total investments	1.90		0.70	0.54		1.49	(0.88)	(4.54)	3.33

Total gain (loss) from investment operations	2.05		0.93	0.54		1.73	(0.64)	(4.24)	3.68

Less distributions from:
Net investment income	(0.23)		(0.24)	–		(0.20)	(0.22)	(0.26)	(0.31)
Net realized gains	–		–	–		–	(0.03)	(1.06)	(1.62)

Total distributions	(0.23)		(0.24)	–		(0.20)	(0.25)	(1.32)	(1.93)

Net asset value, end of period	$18.47		$16.65	$15.96		$15.42	$13.89	$14.78	$20.34

TOTAL RETURN	12.42	%(b)	5.83%	3.50	%(b)	12.58%	(3.74)%	(22.03)%	21.03%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,305,935		$965,871	$446,584		$395,329	$201,400	$127,218	$58,763
Ratio of expenses to average net assets before expense waiver and reimbursement	0.46	%(c)	0.46%	0.52	%(c)	0.49%	0.54%	0.51%	0.53%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.46	%(c)	0.46%	0.52	%(c)	0.49%	0.54%	0.51%	0.53%
Ratio of net investment income (loss) to average net assets	1.74	%(c)	1.36%	0.17	%(c)	1.65%	2.18%	1.74%	1.76%
Portfolio turnover rate	11	%(b)	39%	4	%(b)	51%	57%	41%	90%

	Retirement Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.54		$15.86	$15.33		$13.81	$14.69	$20.23	$18.51

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.20	0.00	(e)	0.20	0.21	0.26	0.29
Net realized and unrealized gain (loss) on total investments	1.88		0.68	0.53		1.49	(0.87)	(4.53)	3.32

Total gain (loss) from investment operations	2.01		0.88	0.53		1.69	(0.66)	(4.27)	3.61

Less distributions from:
Net investment income	(0.18)		(0.20)	–		(0.17)	(0.19)	(0.21)	(0.27)
Net realized gains	–		–	–		–	(0.03)	(1.06)	(1.62)

Total distributions	(0.18)		(0.20)	–		(0.17)	(0.22)	(1.27)	(1.89)

Net asset value, end of period	$18.37		$16.54	$15.86		$15.33	$13.81	$14.69	$20.23

TOTAL RETURN	12.29	%(b)	5.62%	3.39	%(b)	12.38%	(3.98)%	(22.25)%	20.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,289,591		$1,190,007	$1,311,060		$1,344,289	$1,052,151	$683,125	$600,104
Ratio of expenses to average net assets before expense waiver and reimbursement	0.71	%(c)	0.71%	0.77	%(c)	0.74%	0.79%	0.76%	0.78%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.71	%(c)	0.71%	0.77	%(c)	0.74%	0.79%	0.76%	0.78%
Ratio of net investment income (loss) to average net assets	1.52	%(c)	1.18%	(0.08	)%(c)	1.39%	1.93%	1.52%	1.47%
Portfolio turnover rate	11	%(b)	39%	4	%(b)	51%	57%	41%	90%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	81

Financial highlights	concluded

Mid-Cap Value Fund ▪ For the period or year ended

	Retail Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.35		$15.68	$15.15		$13.66	$14.55		$20.04	$18.34

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.21	0.00	(e)	0.20	0.22		0.29	0.32
Net realized and unrealized gain (loss) on total investments	1.86		0.67	0.53		1.47	(0.87)		(4.49)	3.29

Total gain (loss) from investment operations	1.98		0.88	0.53		1.67	(0.65)		(4.20)	3.61

Less distributions from:
Net investment income	(0.18)		(0.21)	–		(0.18)	(0.21)		(0.23)	(0.29)
Net realized gains	–		–	–		–	(0.03)		(1.06)	(1.62)

Total distributions	(0.18)		(0.21)	–		(0.18)	(0.24)		(1.29)	(1.91)

Net asset value, end of period	$18.15		$16.35	$15.68		$15.15	$13.66		$14.55	$20.04

TOTAL RETURN	12.27	%(b)	5.59%	3.50	%(b)	12.35%	(3.94)%		(22.09)%	20.87%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$194,051		$155,210	$172,489		$167,576	$140,846		$152,818	$198,698
Ratio of expenses to average net assets before expense waiver and reimbursement	0.82	%(c)	0.70%	0.72	%(c)	0.69%	0.92%		0.79%	0.79%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.82	%(c)	0.70%	0.72	%(c)	0.69%	0.74%		0.62%	0.63%
Ratio of net investment income (loss) to average net assets	1.40	%(c)	1.22%	(0.03	)%(c)	1.43%	2.03%		1.69%	1.65%
Portfolio turnover rate	11	%(b)	39%	4	%(b)	51%	57%		41%	90%

	Premier Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.61		$15.94	$15.40		$13.89	$13.89

Gain from investment operations:
Net investment income (loss) (a)	0.14		0.22	0.00	(e)	0.22	0.00	(e)
Net realized and unrealized gain on total investments	1.89		0.68	0.54		1.48	–

Total gain (loss) from investment operations	2.03		0.90	0.54		1.70	0.00	(e)

Less distributions from:
Net investment income	(0.20)		(0.23)	–		(0.19)	–
Net realized gains	–		–	–		–	–

Total distributions	(0.20)		(0.23)	–		(0.19)	–

Net asset value, end of period	$18.44		$16.61	$15.94		$15.40	$13.89

TOTAL RETURN	12.35	%(b)	5.71%	3.44	%(b)	12.39%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$311,760		$313,155	$248,261		$170,223	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.61	%(c)	0.61%	0.67	%(c)	0.64%	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.61	%(c)	0.61%	0.67	%(c)	0.64%	0.70	%(c)
Ratio of net investment income (loss) to average net assets	1.62	%(c)	1.30%	0.00	%(c)	1.50%	0.00	%(c)
Portfolio turnover rate	11	%(b)	39%	4	%(b)	51%	57%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

82	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Small-Cap Equity Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.88		$13.13	$12.58		$11.02	$12.12	$15.43	$15.91

Gain from investment operations:
Net investment income (loss) (a)	0.06		0.08	0.00	(e)	0.09	0.09	0.12	0.19
Net realized and unrealized gain (loss) on total investments	1.43		0.74	0.55		1.55	(1.13)	(2.36)	0.99

Total gain (loss) from investment operations	1.49		0.82	0.55		1.64	(1.04)	(2.24)	1.18

Less distributions from:
Net investment income	(0.10)		(0.07)	–		(0.08)	(0.06)	(0.15)	(0.11)
Net realized gains	(0.43)		–	–		–	–	(0.92)	(1.55)

Total distributions	(0.53)		(0.07)	–		(0.08)	(0.06)	(1.07)	(1.66)

Net asset value, end of period	$14.84		$13.88	$13.13		$12.58	$11.02	$12.12	$15.43

TOTAL RETURN	11.12	%(b)	6.25%	4.37	%(b)	14.94%	(8.34)%	(15.23)%	7.43%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$884,891		$648,675	$404,053		$365,132	$253,985	$190,667	$181,032
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48	%(c)	0.49%	0.58	%(c)	0.52%	0.57%	0.53%	0.57%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.46	%(c)	0.46%	0.54	%(c)	0.51%	0.53%	0.53%	0.55%
Ratio of net investment income (loss) to average net assets	0.79	%(c)	0.53%	0.13	%(c)	0.75%	1.01%	0.91%	1.16%
Portfolio turnover rate	41	%(b)	100%	3	%(b)	87%	91%	114%	127%

	Retirement Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.68		$12.94	$12.41		$10.88	$11.95	$15.23	$15.73

Gain from investment operations:
Net investment income (loss) (a)	0.04		0.04	0.00	(e)	0.06	0.07	0.09	0.15
Net realized and unrealized gain (loss) on total investments	1.41		0.74	0.53		1.52	(1.11)	(2.34)	0.98

Total gain (loss) from investment operations	1.45		0.78	0.53		1.58	(1.04)	(2.25)	1.13

Less distributions from:
Net investment income	(0.06)		(0.04)	–		(0.05)	(0.03)	(0.11)	(0.08)
Net realized gains	(0.43)		–	–		–	–	(0.92)	(1.55)

Total distributions	(0.49)		(0.04)	–		(0.05)	(0.03)	(1.03)	(1.63)

Net asset value, end of period	$14.64		$13.68	$12.94		$12.41	$10.88	$11.95	$15.23

TOTAL RETURN	10.95	%(b)	5.96%	4.35	%(b)	14.64%	(8.57)%	(15.39)%	7.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$539,334		$469,155	$479,234		$490,390	$351,575	$285,643	$267,273
Ratio of expenses to average net assets before expense waiver and reimbursement	0.73	%(c)	0.74%	0.83	%(c)	0.77%	0.82%	0.78%	0.81%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.71	%(c)	0.71%	0.79	%(c)	0.76%	0.78%	0.78%	0.78%
Ratio of net investment income (loss) to average net assets	0.55	%(c)	0.30%	(0.11	)%(c)	0.50%	0.76%	0.66%	0.92%
Portfolio turnover rate	41	%(b)	100%	3	%(b)	87%	91%	114%	127%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	83

Financial highlights	concluded

Small-Cap Equity Fund ▪ For the period or year ended

	Retail Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.62		$12.89	$12.35		$10.83	$11.91		$15.18	$15.66

Gain from investment operations:
Net investment income (loss) (a)	0.03		0.04	0.00	(e)	0.06	0.08		0.09	0.15
Net realized and unrealized gain (loss) on total investments	1.40		0.73	0.54		1.52	(1.12)		(2.33)	1.01

Total gain (loss) from investment operations	1.43		0.77	0.54		1.58	(1.04)		(2.24)	1.16

Less distributions from:
Net investment income	(0.06)		(0.04)	–		(0.06)	(0.04)		(0.11)	(0.09)
Net realized gains	(0.43)		–	–		–	–		(0.92)	(1.55)

Total distributions	(0.49)		(0.04)	–		(0.06)	(0.04)		(1.03)	(1.64)

Net asset value, end of period	$14.56		$13.62	$12.89		$12.35	$10.83		$11.91	$15.18

TOTAL RETURN	10.84	%(b)	5.97%	4.37	%(b)	14.66%	(8.59)%		(15.37)%	7.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$72,753		$67,381	$58,724		$56,094	$47,020		$50,731	$68,843
Ratio of expenses to average net assets before expense waiver and reimbursement	0.88	%(c)	0.77%	0.83	%(c)	0.76%	1.04%		0.87%	0.86%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.85	%(c)	0.74%	0.79	%(c)	0.74%	0.71%		0.72%	0.69%
Ratio of net investment income (loss) to average net assets	0.41	%(c)	0.27%	(0.12	)%(c)	0.51%	0.86%		0.71%	0.95%
Portfolio turnover rate	41	%(b)	100%	3	%(b)	87%	91%		114%	127%

	Premier Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.85		$13.11	$12.57		$11.02	$11.02

Gain from investment operations:
Net investment income (loss) (a)	0.05		0.06	0.00	(e)	0.06	0.00	(e)
Net realized and unrealized gain on total investments	1.43		0.75	0.54		1.56	–

Total gain (loss) from investment operations	1.48		0.81	0.54		1.62	0.00	(e)

Less distributions from:
Net investment income	(0.09)		(0.07)	–		(0.07)	–
Net realized gains	(0.43)		–	–		–	–

Total distributions	(0.52)		(0.07)	–		(0.07)	–

Net asset value, end of period	$14.81		$13.85	$13.11		$12.57	$11.02

TOTAL RETURN	11.00	%(b)	6.13%	4.30	%(b)	14.81%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$133,017		$151,593	$90,330		$46,963	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.63	%(c)	0.64%	0.73	%(c)	0.68%	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.61	%(c)	0.61%	0.69	%(c)	0.66%	0.70	%(c)
Ratio of net investment income (loss) to average net assets	0.69	%(c)	0.40%	(0.05	)%(c)	0.50%	0.00	%(c)
Portfolio turnover rate	41	%(b)	100%	3	%(b)	87%	91%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

84	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Enhanced International Equity Index Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	(d)

	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.62		$7.11	$6.82		$6.71	$6.85	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.21	0.00	(e)	0.18	0.17	0.27
Net realized and unrealized gain (loss) on total investments	0.14		(0.52)	0.29		0.08	(0.20)	(3.41)

Total gain (loss) from investment operations	0.26		(0.31)	0.29		0.26	(0.03)	(3.14)

Less distributions from:
Net investment income	(0.20)		(0.18)	–		(0.15)	(0.11)	(0.01)
Net realized gains	–		–	–		–	–	–

Total distributions	(0.20)		(0.18)	–		(0.15)	(0.11)	(0.01)

Net asset value, end of period	$6.68		$6.62	$7.11		$6.82	$6.71	$6.85

TOTAL RETURN	4.15	%(b)	(4.51)%	4.25	%(b)	3.88%	0.05%	(31.42	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$670,490		$536,415	$536,717		$518,371	$359,697	$166,418
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54	%(c)	0.53%	0.66	%(c)	0.53%	0.63%	0.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54	%(c)	0.53%	0.55	%(c)	0.53%	0.55%	0.55	%(c)
Ratio of net investment income (loss) to average net assets	3.63	%(c)	2.97%	0.17	%(c)	2.74%	3.20%	3.85	%(c)
Portfolio turnover rate	36	%(b)	92%	10	%(b)	146%	107%	88	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on November 30, 2007.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	85

Financial highlights

Enhanced Large-Cap Growth Index Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.54		$9.05	$8.63		$7.77	$7.99	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.05		0.10	0.00	(e)	0.10	0.09	0.07
Net realized and unrealized gain (loss) on total investments	1.25		0.86	0.42		0.85	(0.27)	(2.06)

Total gain (loss) from investment operations	1.30		0.96	0.42		0.95	(0.18)	(1.99)

Less distributions from:
Net investment income	(0.10)		(0.09)	–		(0.09)	(0.04)	(0.02)
Net realized gains	(0.83)		(0.38)	–		–	–	–

Total distributions	(0.93)		(0.47)	–		(0.09)	(0.04)	(0.02)

Net asset value, end of period	$9.91		$9.54	$9.05		$8.63	$7.77	$7.99

TOTAL RETURN	15.09	%(b)	10.78%	4.87	%(b)	12.22%	(2.04)%	(19.95	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,002,936		$818,884	$777,478		$737,787	$495,248	$162,184
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39	%(c)	0.38%	0.47	%(c)	0.40%	0.45%	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.39	%(c)	0.37%	0.40	%(c)	0.39%	0.40%	0.40	%(c)
Ratio of net investment income (loss) to average net assets	1.07	%(c)	1.05%	0.41	%(c)	1.21%	1.39%	0.90	%(c)
Portfolio turnover rate	55	%(b)	121%	8	%(b)	130%	141%	111	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on November 30, 2007.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

86	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights

Enhanced Large-Cap Value Index Fund ▪ For the period or year ended

	Institutional Class
	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	(d)
	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.01		$7.72	$7.48		$7.10	$8.03	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.15	0.01		0.14	0.15	0.19
Net realized and unrealized gain (loss) on total investments	0.82		0.32	0.23		0.36	(0.97)	(2.14)
Total gain (loss) from investment operations	0.90		0.47	0.24		0.50	(0.82)	(1.95)

Less distributions from:
Net investment income	(0.15)		(0.11)	—		(0.12)	(0.11)	(0.02)
Net realized gains	(0.33)		(0.07)	—		—	—	—
Total distributions	(0.48)		(0.18)	—		(0.12)	(0.11)	(0.02)

Net asset value, end of period	$8.43		$8.01	$7.72		$7.48	$7.10	$8.03

TOTAL RETURN	11.94	%(b)	6.19%	3.21	%(b)	7.12%	(10.01)%	(19.51	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$954,426		$800,221	$752,004		$726,396	$498,134	$158,440
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39	%(c)	0.38%	0.47	%(c)	0.40%	0.45%	0.58	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.39	%(c)	0.37%	0.40	%(c)	0.39%	0.40%	0.40	%(c)
Ratio of net investment income (loss) to average net assets	2.12	%(c)	1.79%	1.44	%(c)	1.87%	2.50%	2.64	%(c)
Portfolio turnover rate	36	%(b)	114%	10	%(b)	54%	66%	70	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Fund commenced operations on November 30, 2007.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	87

Financial highlights

Social Choice Equity Fund ▪ For the period or year ended

	Institutional Class
	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07
	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.75		$10.21	$9.81		$8.92	$9.72	$12.25	$10.97

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.19	0.01		0.18	0.16	0.20	0.20
Net realized and unrealized gain (loss) on total investments	1.01		0.52	0.39		0.86	(0.79)	(2.46)	1.38
Total gain (loss) from investment operations	1.12		0.71	0.40		1.04	(0.63)	(2.26)	1.58

Less distributions from:
Net investment income	(0.19)		(0.17)	—		(0.15)	(0.17)	(0.15)	(0.18)
Net realized gains	—		—	—		—	0.00(e )	(0.12)	(0.12)

Total distributions	(0.19)		(0.17)	—		(0.15)	(0.17)	(0.27)	(0.30)

Net asset value, end of period	$11.68		$10.75	$10.21		$9.81	$8.92	$9.72	$12.25

TOTAL RETURN	10.55	%(b)	6.94%	4.08	%(b)	11.74%	(5.98)%	(18.81)%	14.65%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$599,739		$452,268	$287,199		$255,997	$177,486	$165,991	$186,561
Ratio of expenses to average net assets before expense waiver and reimbursement	0.19	%(c)	0.19%	0.28	%(c)	0.20%	0.24%	0.21%	0.23%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.19	%(c)	0.19%	0.22	%(c)	0.20%	0.22%	0.21%	0.20%
Ratio of net investment income (loss) to average net assets	1.99	%(c)	1.74%	0.81	%(c)	1.86%	2.18%	1.82%	1.66%
Portfolio turnover rate	6	%(b)	19%	0	%(b)	16%	16%	15%	30%

	Retirement Class
	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07
	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.85		$10.30	$9.91		$9.01	$9.81	$12.37	$11.08

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.16	0.00	(e)	0.15	0.14	0.17	0.17
Net realized and unrealized gain (loss) on total investments	1.01		0.53	0.39		0.88	(0.79)	(2.48)	1.40
Total gain (loss) from investment operations	1.11		0.69	0.39		1.03	(0.65)	(2.31)	1.57

Less distributions from:
Net investment income	(0.15)		(0.14)	—		(0.13)	(0.15)	(0.13)	(0.16)
Net realized gains	—		—	—		—	0.00 (e)	(0.12)	(0.12)

Total distributions	(0.15)		(0.14)	—		(0.13)	(0.15)	(0.25)	(0.28)
Net asset value, end of period	$11.81		$10.85	$10.30		$9.91	$9.01	$9.81	$12.37

TOTAL RETURN	10.39	%(b)	6.71%	3.94	%(b)	11.52%	(6.17)%	(19.02)%	14.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$356,138		$335,015	$409,282		$423,195	$377,937	$294,803	$145,444
Ratio of expenses to average net assets before expense waiver and reimbursement	0.44	%(c)	0.44%	0.52	%(c)	0.45%	0.49%	0.45%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.44	%(c)	0.44%	0.47	%(c)	0.45%	0.47%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	1.76	%(c)	1.50%	0.55	%(c)	1.60%	1.92%	1.57%	1.43%
Portfolio turnover rate	6	%(b)	19%	0	%(b)	16%	16%	15%	30%

88	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights	concluded

Social Choice Equity Fund ▪ For the period or year ended

	Retail Class
	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07
	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.88		$9.40	$9.04		$8.23	$8.99		$11.35	$10.18

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.15	0.01		0.15	0.14		0.18	0.18
Net realized and unrealized gain (loss) on total investments	0.93		0.48	0.35		0.80	(0.74)		(2.27)	1.29
Total gain (loss) from investment operations	1.01		0.63	0.36		0.95	(0.60)		(2.09)	1.47
Less distributions from:
Net investment income	(0.16)		(0.15)	—		(0.14)	(0.16)		(0.15)	(0.18)
Net realized gains	—		—	—		—	0.00	(e)	(0.12)	(0.12)

Total distributions	(0.16)		(0.15)	—		(0.14)	(0.16)		(0.27)	(0.30)
Net asset value, end of period	$10.73		$9.88	$9.40		$9.04	$8.23		$8.99	$11.35

TOTAL RETURN	10.41	%(b)	6.71%	3.98	%(b)	11.62%	(6.16)%		(18.81)%	14.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$213,628		$199,997	$163,749		$157,804	$144,580		$150,123	$173,911
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50	%(c)	0.41%	0.44	%(c)	0.37%	0.56%		0.49%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.41%	0.39	%(c)	0.37%	0.38%		0.28%	0.21%
Ratio of net investment income (loss) to average net assets	1.70	%(c)	1.53%	0.64	%(c)	1.67%	2.02%		1.75%	1.63%
Portfolio turnover rate	6	%(b)	19%	0	%(b)	16%	16%		15%	30%

	Premier Class
	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	(d)
	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.71		$10.18	$9.79		$8.92	$8.92

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.17	0.01		0.17	0.00	(e)
Net realized and unrealized gain on total investments	1.01		0.52	0.38		0.85	—
Total gain (loss) from investment operations	1.11		0.69	0.39		1.02	0.00	(e)

Less distributions from:
Net investment income	(0.17)		(0.16)	—		(0.15)	—
Net realized gains	—		—	—		—	—
Total distributions	(0.17)		(0.16)	—		(0.15)	—
Net asset value, end of period	$11.65		$10.71	$10.18		$9.79	$8.92

TOTAL RETURN	10.52	%(b)	6.79%	3.98	%(b)	11.48%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$75,481		$83,157	$77,584		$55,609	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34	%(c)	0.34%	0.43	%(c)	0.35%	220.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.34%	0.37	%(c)	0.35%	0.37	%(c)
Ratio of net investment income (loss) to average net assets	1.88	%(c)	1.61%	0.68	%(c)	1.77%	0.00	%(c)
Portfolio turnover rate	6	%(b)	19%	0	%(b)	16%	16%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	89

Financial highlights

Global Natural Resources Fund ▪ For the period or year ended

	Institutional
	Class
	4/30/12‡
	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.09
Net realized and unrealized gain on total investments	0.46
Total gain (loss) from investment operations	0.55

Less distributions from:
Net investment income	(0.02)
Net realized gains	–
Total distributions	(0.02)
Net asset value, end of period	$10.53

TOTAL RETURN	5.50	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$200,151
Ratio of expenses to average net assets before expense waiver and reimbursement	0.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.75	%(c)
Ratio of net investment income (loss) to average net assets	1.70	%(c)
Portfolio turnover rate	24	%(b)

	Retirement
	Class
	4/30/12‡
	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.09
Net realized and unrealized gain on total investments	0.45
Total gain (loss) from investment operations	0.54

Less distributions from:
Net investment income	(0.02)
Net realized gains	–
Total distributions	(0.02)
Net asset value, end of period	$10.52

TOTAL RETURN	5.38	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$11,715
Ratio of expenses to average net assets before expense waiver and reimbursement	1.19	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.00	%(c)
Ratio of net investment income (loss) to average net assets	1.70	%(c)
Portfolio turnover rate	24	%(b)

90	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Financial highlights	concluded

Global Natural Resources Fund ▪ For the period or year ended

	Retail Class

	4/30/12‡

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.08
Net realized and unrealized gain on total investments	0.45

Total gain (loss) from investment operations	0.53

Less distributions from:
Net investment income	(0.01)
Net realized gains	—

Total distributions	(0.01)

Net asset value, end of period	$10.52

TOTAL RETURN	5.35	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$5,927
Ratio of expenses to average net assets before expense waiver and reimbursement	1.33	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.14	%(c)
Ratio of net investment income (loss) to average net assets	1.62	%(c)
Portfolio turnover rate	24	%(b)

	Premier Class

	4/30/12‡

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.07
Net realized and unrealized gain on total investments	0.47

Total gain (loss) from investment operations	0.54

Less distributions from:
Net investment income	(0.02)
Net realized gains	—

Total distributions	(0.02)

Net asset value, end of period	$10.52

TOTAL RETURN	5.39	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,229
Ratio of expenses to average net assets before expense waiver and reimbursement	1.22	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.90	%(c)
Ratio of net investment income (loss) to average net assets	1.46	%(c)
Portfolio turnover rate	24	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
‡	The Fund commenced operations on November 1, 2011.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	91

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Growth & Income Fund, International Equity Fund, Emerging Markets Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund and Global Natural Resources Fund (the “Funds” or individually the “Fund”). The Global Natural Resources Fund commenced operations on November 1, 2011.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2008–2011) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

92	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2012, there were no significant transfers between levels by the Funds.

As of April 30, 2012, 100% of the value of investments in the Enhanced Large-Cap Value Index was valued based on Level 1 inputs.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	93

Notes to financial statements (unaudited)

The following is a summary of the inputs used to value the remaining Funds’ investments as of April 30, 2012:

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Consumer discretionary	$339,873,044	$–	$–	$339,873,044
Consumer staples	335,945,573	15,335,185	–	351,280,758
Energy	275,989,219	–	–	275,989,219
Financials	372,400,630	–	–	372,400,630
Health care	322,181,001	27,856,111	–	350,037,112
Industrials	268,452,652	–	–	268,452,652
Information technology	550,027,117	8,137,235	–	558,164,352
Materials	82,074,688	–	–	82,074,688
Telecommunication services	41,235,363	–	–	41,235,363
Utilities	57,117,720	–	–	57,117,720
Short-term investments	35,263,924	32,599,977	–	67,863,901
Total	$2,680,560,931	$83,928,508	$–	$2,764,489,439
International Equity
France	$–	$73,268,910	$–	$73,268,910
Germany	–	508,146,563	–	508,146,563
India	–	102,825,737	–	102,825,737
Japan	–	358,475,265	–	358,475,265
Hong Kong	–	111,161,718	–	111,161,718
Sweden	–	139,923,503	–	139,923,503
Switzerland	–	362,334,069	–	362,334,069
United Kingdom	–	840,457,720	–	840,457,720
Other	–	46,064,018	–	46,064,018
Short-term investments	511,248,172	89,000,000	–	600,248,172
Total	$511,248,172	$2,631,657,503	$–	$3,142,905,675
Emerging Markets Equity
Brazil	$–	$75,699,816	$–	$75,699,816
China*	3,021,531	62,376,885	–	65,398,416
Hong Kong	–	13,672,100	–	13,672,100
India	–	29,155,064	–	29,155,064
Indonesia	–	18,549,722	–	18,549,722
Korea	–	69,685,134	–	69,685,134
Mexico	–	28,639,552	–	28,639,552
Philippines	–	10,789,083	–	10,789,083
Russia*	1,720,028	38,283,559	–	40,003,587
South Africa	–	27,643,127	–	27,643,127
Taiwan	–	43,709,374	–	43,709,374
Thailand	–	17,156,822	–	17,156,822
Other*	6,124,233	52,418,545	–	58,542,778
Short-term investments	40,163,543	6,400,000	–	46,563,543
Total	$51,029,335	$494,178,783	$–	$545,208,118
Large-Cap Growth
Consumer discretionary	$349,407,278	$15,470,752	$–	$364,878,030
Consumer staples	64,330,559	–	–	64,330,559
Energy	53,703,901	8,796,673	–	62,500,574
Financials	56,158,792	–	–	56,158,792
Health care	159,259,010	14,375,066	–	173,634,076
Industrials	180,109,360	–	–	180,109,360
Information technology	562,476,516	18,725,459	–	581,201,975
Materials	60,742,070	–	–	60,742,070
Short-term investments	25,620,167	42,600,000	–	68,220,167
Total	$1,511,807,653	$99,967,950	$–	$1,611,775,603

94	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value
Consumer discretionary	$236,499,501	$4,435,479	$–	$240,934,980
Consumer staples	203,729,237	9,224,098	–	212,953,335
Energy	283,772,803	8,104,302	–	291,877,105
Financials	587,833,581	28,973,774	–	616,807,355
Health care	344,387,529	5,804,060	–	350,191,589
Industrials	238,524,555	15,638,520	–	254,163,075
Information technology	310,894,646	2,866,160	–	313,760,806
Materials	62,959,850	1,274,534	–	64,234,384
Telecommunication services	125,157,898	–	–	125,157,898
Utilities	127,542,305	–	–	127,542,305
Short-term investments	80,350,840	39,899,845	–	120,250,685
Total	$2,601,652,745	$116,220,772	$–	$2,717,873,517
Mid-Cap Growth
Consumer discretionary	$265,864,025	$–	$–	$265,864,025
Consumer staples	66,388,630	12,478,606	–	78,867,236
Energy	92,252,128	25,410,525	–	117,662,653
Financials	115,240,747	–	–	115,240,747
Health care	187,965,227	–	–	187,965,227
Industrials	223,951,141	–	–	223,951,141
Information technology	322,031,153	–	–	322,031,153
Materials	98,606,433	–	–	98,606,433
Utilities	7,500,000	–	–	7,500,000
Short-term investments	82,929,687	34,964,994	–	117,894,681
Total	$1,462,729,171	$72,854,125	$–	$1,535,583,296
Mid-Cap Value
Consumer discretionary	$385,254,272	$11,285,441	$–	$396,539,713
Consumer staples	185,194,613	7,276,669	–	192,471,282
Energy*	271,100,543	6,553,627	–	277,654,170
Financials	827,619,688	–	–	827,619,688
Health care*	201,448,705	1,954,161	–	203,402,866
Industrials*	311,525,213	–	–	311,525,213
Information technology	251,679,457	–	–	251,679,457
Materials	165,817,537	7,236,566	–	173,054,103
Telecommunication services	15,938,561	–	–	15,938,561
Utilities	310,343,043	–	–	310,343,043
Short-term investments	47,887,384	163,398,599	–	211,285,983
Total	$2,973,809,016	$197,705,063	$–	$3,171,514,079
Small-Cap Equity
Consumer discretionary	$198,955,997	$–	$–	$198,955,997
Consumer staples	55,249,197	–	–	55,249,197
Energy	98,342,405	–	–	98,342,405
Financials	342,734,260	–	–	342,734,260
Health care	178,256,509	–	–	178,256,509
Industrials	287,632,730	–	–	287,632,730
Information technology	337,674,527	–	–	337,674,527
Materials	77,368,053	–	–	77,368,053
Telecommunication services	12,023,763	–	–	12,023,763
Utilities	33,122,062	–	–	33,122,062
Short-term investments	136,904,795	13,100,000	–	150,004,795
Futures**	(34,872)	–	–	(34,872)
Total	$1,758,229,426	$13,100,000	$–	$1,771,329,426

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	95

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Enhanced International Equity Index
Australia	$–	$56,385,257	$–	$56,385,257
France	–	50,235,872	–	50,235,872
Germany	–	54,860,493	–	54,860,493
Hong Kong	–	17,897,833	–	17,897,833
Italy	–	16,120,750	–	16,120,750
Japan	–	137,452,651	–	137,452,651
Netherlands	–	39,724,754	–	39,724,754
Spain	–	16,348,612	–	16,348,612
Sweden	–	18,604,686	–	18,604,686
Switzerland	–	52,676,383	–	52,676,383
United Kingdom*	25,043,603	107,809,299	–	132,852,902
Other	11,809,142	52,772,891	–	64,582,033
Short-term investments	65,502,643	9,300,000	–	74,802,643
Total	$102,355,388	$630,189,481	$–	$732,544,869
Enhanced Large-Cap Growth Index
Consumer discretionary	$149,967,072	$–	$–	$149,967,072
Consumer staples	116,184,671	–	–	116,184,671
Energy	96,304,302	–	–	96,304,302
Financials	34,176,397	–	–	34,176,397
Health care	112,826,908	–	–	112,826,908
Industrials	119,066,480	–	–	119,066,480
Information technology	300,964,390	–	–	300,964,390
Materials	58,011,452	–	–	58,011,452
Telecommunication services	6,250,868	–	–	6,250,868
Utilities	40,838	–	–	40,838
Short-term investments	9,754,895	6,900,000	–	16,654,895
Total	$1,003,548,273	$6,900,000	$–	$1,010,448,273
Social Choice Equity
Consumer discretionary	$150,556,600	$–	$–	$150,556,600
Consumer staples	109,488,666	–	–	109,488,666
Energy	114,486,742	–	–	114,486,742
Financials	247,424,051	–	–	247,424,051
Health care	132,725,208	–	–	132,725,208
Industrials	139,762,149	–	–	139,762,149
Information technology	211,565,108	–	–	211,565,108
Materials	58,418,541	–	–	58,418,541
Telecommunication services	17,580,712	–	–	17,580,712
Utilities	53,708,619	–	–	53,708,619
Short-term investments	–	7,000,000	–	7,000,000
Total	$1,235,716,396	$7,000,000	$–	$1,242,716,396
Global Natural Resources
Australia	$–	$10,515,473	$–	$10,515,473
Brazil	–	5,528,288	–	5,528,288
Canada	–	21,709,679	–	21,709,679
India	–	5,762,053	–	5,762,053
Indonesia	–	10,173,490	–	10,173,490
Malaysia	–	4,810,926	–	4,810,926
Russia	–	5,679,047	–	5,679,047
Singapore	–	4,722,063	–	4,722,063
Switzerland	–	9,055,166	–	9,055,166
Ukraine	–	4,566,637	–	4,566,637
United Kingdom	–	22,651,583	–	22,651,583
United States	65,044,480	–	–	65,044,480
Other	5,749,096	34,124,250	–	39,873,346
Short-term investments	–	6,700,000	–	6,700,000
Total	$70,793,576	$145,998,655	$–	$216,792,231

*	Includes American Depositary Receipts in Level 1.
**	Derivatives instruments are not reflected in the summary portfolio of investments.

96	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2012, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives

Derivative contract	Location	Fair value amount	Location	Fair value amount

Small-Cap Equity
Equity contracts	Futures*	$(34,872)		$–

*

The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the period ended April 30, 2012, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contract	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Small-Cap Equity Fund
Equity contracts	Futures transactions	$853,824	$(692,559)

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the period ended April 30, 2012, the Small-Cap Equity Fund had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At April 30, 2012, Small-Cap Equity Fund held 77 open futures contracts expiring in June 2012:

Future	Market value	Unrealized gain (loss)

Russell 2000 Mini Index	$6,274,730	$(34,872)

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund (except Emerging Markets Equity Fund and the Global Natural Resources Fund) reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund and the Retail Class of the Emerging Markets Equity Fund and the Global Natural Resources Fund have adopted a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund and the Retail Class of the Emerging Markets Equity Fund and the Global Natural Resources Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and the Retail Class of the Emerging Markets Equity Fund and the Global Natural Resources Fund, respectively.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2012, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	97

Notes to financial statements (unaudited)

	Investment management fee range		Investment management fee - effective rate	Service agreement fee	Maximum distribution fee		Maximum expense amounts‡

Fund				Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Growth & Income*	0.39%–0.45%		0.44%	0.25%	0.25%	0.15%	0.52%	0.77%	0.91%	0.67%
International Equity*	0.44–0.50		0.49	0.25	0.25	0.15	0.60	0.85	0.99	0.75
Emerging Markets Equity*	0.79–0.85		0.85	0.25	0.25	0.15	0.95	1.20	1.34	1.10
Large-Cap Growth*	0.39–0.45		0.45	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Large-Cap Value*	0.39–0.45		0.44	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Mid-Cap Growth*	0.42–0.48		0.46	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Mid-Cap Value*	0.42–0.48		0.44	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Small-Cap Equity*	0.42–0.48	ƒ	0.42	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Enhanced International Equity Index*	0.30–0.45	¥	0.45	–	–	–	0.55	–	–	–
Enhanced Large-Cap Growth Index*	0.20–0.35	¥	0.35	–	–	–	0.40	–	–	–
Enhanced Large-Cap Value Index*	0.20–0.35	¥	0.35	–	–	–	0.40	–	–	–
Social Choice Equity	0.15		0.15	0.25	0.25	0.15	0.22	0.47	0.61	0.37
Global Natural Resources*	0.59–0.65		0.65	0.25	0.25	0.15	0.75	1.00	1.14	0.90

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
ƒ

During the period May 1, 2011 to April 30, 2012, Advisors voluntarily waived a portion of the investment management fee for the Small-Cap Equity Fund. The investment management fee range after the waiver was 0.40%–0.45% of average daily net assets. Advisors has agreed to continue the investment management fee waiver for the period May 1, 2012 to April 30, 2013. This voluntary waiver may be terminated by the Board of Trustees after the first six-months.

¥

Prior to March 1, 2012, the investment management fees were 0.45% of average net assets for the Enhanced International Equity Index Fund and 0.35% of average net assets for the Enhanced Large-Cap Growth Index Fund and the Enhanced Large-Cap Value Index Fund.

‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2013. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Global Natural Resources Fund, TIAA, an affiliate, invested in the fund. In addition, a registered separate account of TIAA has various sub-accounts that invest in the funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA, its registered separate account (collectively “TIAA Access”), and other funds within the Trust:

Underlying Fund	TIAA	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total

Growth & Income	–	30%	–	2%	4%	36%
International Equity	–	23%	–	1%	4%	28%
Emerging Markets Equity	1%	88%	1%	4%	–	94%
Large-Cap Growth	–	60%	–	3%	1%	64%
Large-Cap Value	–	34%	–	2%	5%	41%
Mid-Cap Growth	–	5%	–	–	6%	11%
Mid-Cap Value	–	2%	–	–	7%	9%
Small-Cap Equity	–	24%	–	1%	5%	30%
Enhanced International Equity Index	–	95%	–	5%	–	100%
Enhanced Large-Cap Growth Index	–	94%	–	5%	–	99%
Enhanced Large-Cap Value Index	–	95%	–	5%	–	100%
Social Choice Equity	–	–	–	–	2%	2%
Global Natural Resources	12%	78%	–	–	–	90%

98	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

continued

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Withholding expense	Shares at April 30, 2012		Value at April 30, 2012

International Equity Fund
Tecan Group AG.	$51,000,118	$–	$20,883,376	$1,590,401	$842,665	$–	–	**	$–	**
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	90,351,117	470,905,756	50,008,701	–	1,136,507	–	511,248,172		511,248,172

	$141,351,235	$470,905,756	$70,892,077	$1,590,401	$1,979,172	$–			$511,248,172

Small-Cap Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$111,865,116	$56,172,333	$31,132,654	$–	$613,380	$–	136,904,795		$136,904,795

**	Not an affiliate investment as of April 30, 2012

Note 5—investments

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statements of Operations. In lending its securities, the Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Growth & Income	$2,289,034,989	$492,320,385	$(16,865,934)	$475,454,451
International Equity	3,211,686,577	142,785,641	(211,566,542)	(68,780,901)
Emerging Markets Equity	527,331,266	45,308,886	(27,432,034)	17,876,852
Large-Cap Growth	1,342,114,880	275,156,026	(5,495,304)	269,660,722
Large-Cap Value	2,557,430,551	297,385,729	(136,942,764)	160,442,965
Mid-Cap Growth	1,275,006,714	288,832,204	(28,255,622)	260,576,582
Mid-Cap Value	2,626,527,895	605,828,161	(60,841,977)	544,986,184
Small-Cap Equity	1,580,548,967	240,648,143	(43,558,082)	197,090,061
Enhanced International Equity Index	719,571,885	44,899,599	(31,926,616)	12,972,983
Enhanced Large-Cap Growth Index	804,430,872	211,082,957	(5,065,555)	206,017,402
Enhanced Large-Cap Value Index	817,129,844	158,572,139	(10,389,337)	148,182,802
Social Choice Equity	1,070,355,639	229,177,298	(56,816,542)	172,360,756
Global Natural Resources	208,861,150	12,381,922	(4,450,841)	7,931,081

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	99

Notes to financial statements (unaudited)	concluded

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2012 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales

Growth & Income	$1,481,410,164	$1,270,839,403
International Equity	1,177,127,967	1,113,468,083
Emerging Markets Equity	361,315,099	276,109,892
Large-Cap Growth	1,059,324,063	970,071,829
Large-Cap Value	904,590,896	744,807,892
Mid-Cap Growth	587,655,609	514,025,820
Mid-Cap Value	351,816,829	305,774,243
Small-Cap Equity	760,407,845	613,406,340
Enhanced International Equity Index	321,065,235	213,999,647
Enhanced Large-Cap Growth Index	548,775,604	494,455,701
Enhanced Large-Cap Value Index	378,900,172	314,961,285
Social Choice Equity	65,757,023	66,212,963
Global Natural Resources	239,778,003	38,044,205

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2011 was as follows:

	2011

Fund	Ordinary income	Long-term capital gains	Total

Growth & Income	$19,339,014	$—	$19,339,014
International Equity	19,533,487	—	19,533,487
Emerging Markets Equity	337,359	—	337,359
Large-Cap Growth	2,410,700	—	2,410,700
Large-Cap Value	20,769,531	—	20,769,531
Mid-Cap Growth	—	—	—
Mid-Cap Value	29,897,486	—	29,897,486
Small-Cap Equity	4,636,056	—	4,636,056
Enhanced International Equity Index	13,412,337	—	13,412,337
Enhanced Large-Cap Growth Index	38,606,381	1,038,748	39,645,129
Enhanced Large-Cap Value Index	17,933,905	—	17,933,905
Social Choice Equity	14,306,740	—	14,306,740

The tax character of the fiscal year 2012 distributions will be determined at the end of the fiscal year.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the period ended April 30, 2012, the Social Choice Equity Fund received $63,057,912 of securities for an in-kind purchase transaction. During the period ended April 30, 2012, the Funds did not have any in-kind redemption transactions.

Note 7—emerging markets risks

The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds, except the Global Natural Resources Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2012, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

100	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

Approval or renewal of investment management agreement
(unaudited)

Board approval or renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (these series are hereafter referred to as the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each series of the Trust (the “Funds”) will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, initially approves or annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on September 13, 2011, at which it considered the initial approval of the Agreement with respect to the TIAA-CREF Global Natural Resources Fund (the “GNR Fund”). The Board also held a meeting on March 29, 2012, at which it considered the renewal of the Agreement with respect to each of the other Funds. In each meeting, the Board utilized its previously established process for reviewing the Agreement. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract approval and renewals, and then helped evaluate the information provided in response to those guidelines. The Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund), including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Note that no performance or portfolio data were provided by Lipper or Management with respect to the GNR Fund because it was not yet operational. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned or projected to be earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Board meetings held on September 13, 2011 and March 29, 2012, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to approve or renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	101

Approval or renewal of investment management agreement
(unaudited)

and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned or anticipated to be earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should approve or renew the Agreement.

In considering whether to approve or renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve or renew the Agreement.

In reaching its decisions regarding the approval or renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the approval or renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its approval or renewal determinations on a Fund-by-Fund basis. In deciding whether to approve or renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve or renew the Agreement for each Fund. At its meetings on September 13, 2011 and March 29, 2012, the Board voted unanimously to initially approve the Agreement for the GNR Fund and to renew the Agreement for each other Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the operational Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner with respect to the Funds that had already commenced operations.

The Board also considered, among other factors, the performance of each of the Funds (except the GNR Fund), as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund (except for the new GNR Fund), as applicable, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group, peer universe and benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance or TAI had represented that no remedial actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate remedial actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2011 with respect to the Funds (and

102	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

continued

financial projections for the new GNR Fund). The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred or to be incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had earned profits with respect to each of the Funds other than the Social Choice Equity Fund under the Agreement (and was projected to earn profits with respect to the GNR Fund), and expected this trend to continue. The Board also acknowledged TAI’s implementation, at the Board’s request, of a contractual reduction in the management fee rates of the Enhanced International Equity Index, Enhanced Large-Cap Growth Index, and Enhanced Large-Cap Value Index Funds and one-year waiver of a portion of the management fee rate of the Small-Cap Equity Fund. The Board concluded that these profits were not, or would not be in the case of the GNR Fund, excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower management fee rates) on many of the Funds would have a material effect on their fees. The Board considered TAI’s representation that, although the current breakpoint discounts may be low compared to those of some competitors, the initial maximum fee rates in the Agreement are already at low levels compared to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current and potential economies of scale considerations and current asset levels. The Board also considered TAI’s implementation of breakpoint schedules on the contractual management fee rates of the Enhanced Large-Cap Value Index, Enhanced Large-Cap Growth Index and Enhanced International Equity Index Funds at the request of the Board, as well as the continuation of the voluntary waiver of a portion of the Small-Cap Equity Fund’s management fees for another year.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff as certain of the Funds. The Board considered the schedule of management fee rates for each of these funds and accounts, and the management fee rates actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged or to be charged to the Funds may differ from the management fee rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors, among others, justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to approve or renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	103

Approval or renewal of investment management agreement
(unaudited)

Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class shares of each Fund (except where otherwise noted). Because the Retirement Class generally has different non-management expenses than the Institutional, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retirement Class. All time periods referenced below ended as of December 31, 2011. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding a Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account the different management fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s management fee rate schedule. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2011 under the Agreement.

International Equity Fund

•

The Fund’s annual contractual management fee rate is 0.50% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.489% of average daily net assets.

•

The Fund’s management fees and total expenses were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

The Fund was in the 5th quintile of the group of comparable funds identified by Lipper for performance purposes (“Performance Group”) for the one-, two-, three- and four-year periods and in the 5th quintile of its Performance Group for the five-year period. The Fund was in the 5th quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”) for the one-, two-, three-, four- and five-year periods and was in the 4th quintile of its Performance Universe for the ten-year period.

•	The Fund received an Overall Morningstar Rating of 2 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•

In order to improve the Fund’s performance, TAI intends to increase the number of issuers in the Fund’s portfolio and to decrease the proportion of the Fund’s portfolio invested in its top ten holdings.

Large-Cap Growth Fund

•

The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.445% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st, 2nd, 3rd, 3rd and 2nd quintiles, respectively, of its Performance Group and Universe for the one-, two-, three-, four- and five- year periods.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Growth & Income Fund

•

The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.439% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and in the 2nd quintile of its Expense Universe.
•

The Fund was in the 1st quintile of its Performance Group for the one-, two-, four- and five-year periods and in the 3rd quintile of its Performance Group for the three-year period. The Fund was in 1st quintile of its Performance Universe for the one-, five-and ten-year periods, and in the 2nd quintile of its Performance Universe for the two-, three- and four-year periods.

•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 1st quintile of its Performance Group for the one- and two-year periods and in the 2nd quintile of its Performance Group for the three-, four- and five-year periods. The Fund was in the 2nd quintile of its Performance Universe for the one-, two-, three-, four- and five-year periods and in the 3rd quintile of its Performance Universe for the ten-year period.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•

The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.439% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 3rd quintile of its Performance Group for the one-, two-, three-, four- and five-year periods. The Fund was in the 4th quintile of its Performance Universe for the one- and two-year periods and in the 3rd quintile for the three-, four- and five-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Growth Fund

•

The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.459% of average daily net assets.

•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Group and Expense Universe.

104	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Funds

concluded

•

The Fund was in the 3rd quintile of its Performance Group for the one-, four- and five-year periods and in the 1st and 2nd quintiles of its Performance Group, respectively, for the two-and three-year periods. The Fund was in the 4th, 3rd, 2nd, 3rd and 3rd quintiles of its Performance Universe for the one-, two-, three-, four- and five-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Value Fund

•

The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.437% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

For the one- and two-year periods, the Fund was in the 1st quintile of its Performance Group and for the three-, four- and five-year periods, the Fund was in the 2nd, 3rd, and 4th quintiles of its Performance Group, respectively. The Fund was in the 3rd, 2nd, 1st, 2nd and 2nd quintiles of its Performance Universe for the one-, two-, three-, four- and five-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Small-Cap Equity Fund

•

The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. At year-end asset levels, breakpoints and a voluntary one-year waiver implemented by TAI reduced the aggregate management fee rate to 0.42% of average daily net assets.

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 4th, 3rd, 4th, 3rd and 4th quintiles, respectively, of its Performance Group and Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI agreed to extend its voluntary waiver reducing the Fund’s management fee breakpoint schedule for another year.

Emerging Markets Equity Fund

•	The Fund’s annual contractual management fee rate is 0.85% of average daily net assets with breakpoints.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and the 2nd quintile of its Expense Universe.
•	For the one-year and since inception periods, the Fund was in the 4th and 3rd quintiles of its Performance Group and in the 3rd and 4th quintiles of its Performance Universe.
•	The Fund is currently too new to have received an Overall Morningstar Rating.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
Global Natural Resources Fund

•	The Fund’s annual contractual management fee rate is 0.65% of average daily net assets with breakpoints.
•	The Fund’s proposed management fees and total expenses were in the 1st quintile of its Expense Group.

Enhanced International Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints.
•	The Fund’s management fees and total expenses were in the 3rd and 1st quintiles, respectively, of its Expense Universe.
•	For the one-, two-, three- and four-year and since inception periods, the Fund was in the 2nd, 1st, 1st, 2nd and 2nd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	On March 1, 2012, a management fee breakpoint schedule was implemented for the Fund.

Enhanced Large-Cap Growth Index Fund

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints.
•	The Fund’s management fees and total expenses were in the 2nd and 1st quintiles, respectively, of its Expense Universe and in the 1st quintile of its Expense Group.
•	For the one-, two-, three- and four-year and since inception periods, the Fund was in the 1st, 2nd, 3rd, 2nd and 1st quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	On March 1, 2012, a management fee breakpoint schedule was implemented for the Fund.

Enhanced Large-Cap Value Index Fund

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints.
•	The Fund’s management fees and total expenses were in the 2nd and 1st quintiles, respectively, of its Expense Group and Expense Universe.
•	For the one-, two-, three- and four-year and since inception periods, the Fund was in the 2nd, 3rd, 4th, 3rd and 3rd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	On March 1, 2012, a management fee breakpoint schedule was implemented for the Fund.

Based primarily on the foregoing factors and considerations, the Board approved or renewed the Agreement for each Fund.

TIAA-CREF Funds: Equity Funds ▪ 2012 Semiannual Report	105

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How to reach us

TIAA-CREF website
tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service
800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2012 Semiannual Report

TIAA-CREF Funds

Equity Index Funds

April 30, 2012

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds on the cover of this report.

This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2012. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.

•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2012.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

     The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

TIAA-CREF Market Monitor

A breather for stocks—or something worse?

At the beginning of the period, the broad U.S. stock market had just reversed a five-month-long decline, soaring 11.5% in October, as measured by the Russell 3000® Index. That was the largest gain for stocks in a single month since January 1987.

     During November, however, stocks pulled back, losing 0.3%. While returns turned positive again in December and stocks added an impressive 5.0% in January, gains diminished in each of the next two months, and the index ended the period with a 0.7% loss for April.

     Overall, U.S. stocks returned 12.7% for the six-month period, more than offsetting the losses of the previous six months. For the year ended April 30, 2012, the Russell 3000 Index was up just 3.4%, because of losses during the first half of the twelve-month period. With inflation in the United States running at 2.3%, as measured by the Consumer Price Index on a year-over-year basis through April 2012, the real (i.e., inflation-adjusted) return of U.S. stocks was 1.1% for the twelve-month period ended April 30, 2012.

Action by the Fed moves the market

The rally that began in October 2011 and continued until March 2012 was ignited in part by the Federal Reserve’s announcement that it would begin selling $400 billion of short-term U.S. Treasury securities from its portfolio, using the proceeds to buy longer-term Treasuries.

     The Fed sought to drive down long-term bond yields, which move in the opposite direction from prices. The goal was to put downward pressure on longer-term government interest rates, in the hope that this would encourage banks to increase lending, rather than simply holding government securities as a safe investment.

Three sectors made up nearly half of the U.S. stock market

The technology, financial services and consumer discretionary sectors made up nearly half (48%) of the Russell 3000 Index on April 30, 2012, based on the total market value of each sector’s stocks.

© Russell Investments 2012; used by permission.

     The rise in stock prices was fueled further by January’s report on gross domestic product, which showed that the nation’s output of goods and services rose 2.8% in the fourth quarter of 2011, compared with the previous quarter.

     It was the tenth consecutive quarter of growth for the U.S. economy, but the degree of expansion was significantly below the patterns established in other post-World War II recoveries. In particular, despite steady growth and strong corporate earnings, unemployment remained above 8% in March.

     Strong performance in the three largest sectors of the Russell 3000 powered the index higher: consumer discretionary climbed 16.6%, while financial services rose 15.9% and technology 14.8%. Stocks among both developed and emerging markets lagged U.S. shares by about ten percentage points, in dollar terms. The MSCI EAFE Index, which measures stock performance in 22 developed nations outside North America, returned 2.4%, while the MSCI Emerging Markets Index was up 3.9%.

Investors are split into two camps

Despite the decisive actions by the Fed, the yield on 10-year U.S. Treasury securities, a benchmark for many domestic interest rates, rose during the six-month period covered by this report, from 2.17% at the end of October 2011 to a peak of 2.39% on March 19. By the end of April, however, the yield had fallen to 1.95%, partly as a result of very strong demand for Treasuries as a safe haven. The broad domestic investment-grade bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 2.4% for the six months.

     Throughout the period covered by this report, investors were divided, with some confident that the Fed’s actions would fuel an economic expansion that was already under way; others were doubtful, worried about the continued weakness in the housing market, persistently high unemployment and troubles in Europe, the world’s largest single buyer of U.S. goods and services. How, they wondered, would any recovery gain traction with so many cards stacked against it?

The zigzag course of the market during the six-month period shows that neither sentiment won out over the other; both were still in contention when the period ended.

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	3

About the funds’ benchmarks

Broad market index

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 22 developed countries outside North America.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 21 emerging countries in Europe, Asia, Africa, Latin America and the Middle East.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

     The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

     The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011–April 30, 2012).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

     Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section of the table shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

     This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	5

Large-Cap Growth Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2012

Information technology	29.5
Consumer discretionary	14.6
Industrials	12.3
Consumer staples	12.0
Health care	10.3
Energy	10.0
Materials	5.2
Financials	4.6
Telecommunication services	0.8
Utilities	0.1
Short-term investments	1.2
Other assets & liabilities, net	–0.6

Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2012

Over $50 billion	46.0
$15 billion–$50 billion	27.6
$2 billion–$15 billion	25.8
Under $2 billion	0.6

Total	100.0

Performance for the six months ended April 30, 2012

The Large-Cap Growth Index Fund returned 14.05% for the Institutional Class, compared with the 14.13% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2012, the fund returned 7.23%, versus 7.26% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund benefited from participating in a securities lending program, but its return trailed that of its benchmark, primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap growth stocks shine in a rising market

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 12.74% for the six-month period—a significant improvement over the previous six months when the index fell 8.28%. Investors responded positively to improving U.S. economic data and more aggressive action from European policymakers to address the region’s sovereign debt crisis.

          For the period, the large-cap growth category outpaced the 11.62% return of the large-cap value category, in part because the former contained more high-performing technology stocks. Within the growth category, large caps led mid- and small-cap stocks, which gained 12.26% and 10.58%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

          For the five years ended April 30, 2012, the Russell 1000 Growth Index produced an average annual return of 4.11%, easily outpacing both the –1.73% return of the Russell 1000 Value Index and the 1.25% return of the Russell 3000 Index.

Performance as of April 30, 2012

		Total return		Average annual total return

Large-Cap Growth Index Fund	Inception date	6 months	1 year	5 years	since inception

Institutional Class	10/1/2002	14.05%	7.23%	4.03%	8.02%
Retirement Class	10/1/2002	14.01	6.92	3.77	7.72

Russell 1000 Growth Index	—	14.13	7.26	4.11	8.14	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

* Performance is calculated from the inception date of the Institutional Class.

6	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Three large sectors lead the benchmark higher

All nine industry sectors of the Russell 1000 Growth Index generated positive returns for the period, with seven achieving double-digit gains. The largest contributions came from the technology (up 17.6%), consumer discretionary (up 16.5%) and health care (up 15.9%) sectors. Together, these three sectors made up more than one-half of the benchmark’s total market capitalization on April 30, 2012. The technology sector benefited from robust demand for mobile devices and the trend toward “cloud computing”—storing and accessing data over the Internet.

          Strong contributions also came from the financial services, consumer staples and producer durables sectors, which rose 17.8%, 13.9% and 11.7%, respectively. The energy and utilities sectors failed to keep pace in a rising market; they advanced just 4.7% and 3.5%, respectively.

Index heavyweights generally post strong gains

The benchmark’s five largest stocks all had positive returns, with two delivering gains that far exceeded that of the index. Apple, the benchmark’s largest issue in terms of market capitalization at period-end, registered an impressive 44.3% advance. Microsoft, another technology bellwether, also outpaced the index with a 21.9% return. IBM, Exxon Mobil and Google rounded out the top five, rising 13.1%, 11.8% and 2.1%, respectively.

Expense example

Six months ended April 30, 2012

Large-Cap Growth Index Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,140.50	$0.37
Retirement Class	1,000.00	1,140.05	1.70

5% annual hypothetical return
Institutional Class	1,000.00	1,024.52	0.35
Retirement Class	1,000.00	1,023.27	1.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.07% for the Institutional Class and 0.32% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	7

Large-Cap Value Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2012

Financials	26.6
Health care	12.2
Energy	11.4
Consumer discretionary	9.2
Industrials	9.2
Information technology	8.9
Consumer staples	7.6
Utilities	7.0
Telecommunication services	4.6
Materials	2.6
Short-term investments	1.0
Other assets & liabilities, net	–0.3

Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2012

Over $50 billion	46.4
$15 billion–$50 billion	27.3
$2 billion–$15 billion	25.1
Under $2 billion	1.2

Total	100.0

Performance for the six months ended April 30, 2012

The Large-Cap Value Index Fund returned 11.51% for the Institutional Class, compared with the 11.62% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2012, the fund returned 0.98%, versus 1.03% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund benefited from participating in a securities lending program, but its return trailed that of its benchmark, primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap value stocks lag their growth counterparts

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 12.74% for the six-month period—a significant improvement over the previous six months when the index fell 8.28%. Investors responded positively to improving U.S. economic data and more aggressive action from European policymakers to address the region’s sovereign debt crisis.

For the period, the large-cap value category trailed the 14.13% return of the large-cap growth category, in part because the latter contained more high-performing technology stocks.

          Within the value category, however, large-cap stocks outperformed mid-cap and small-cap issues, which returned 11.48% and 11.47%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended April 30, 2012, the Russell 1000 Value Index posted an average annual return of –1.73%, trailing both the 1.25% return of the Russell 3000 Index and the 4.11% gain of the Russell 1000 Growth Index.

Performance as of April 30, 2012

		Total return		Average annual total return

Large-Cap Value Index Fund	Inception date	6 months	1 year	5 years	since inception

Institutional Class	10/1/2002	11.51%	0.98%	–1.74%	7.47%
Retirement Class	10/1/2002	11.43	0.78	–1.98	7.18

Russell 1000 Value Index	—	11.62	1.03	–1.73	7.56	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

* Performance is calculated from the inception date of the Institutional Class.

8	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Financial services sector leads the benchmark higher

For the period, all nine industry sectors of the Russell 1000 Value Index posted positive results, with five generating double-digit gains. The benchmark’s largest sector, financial services, gained 15.7% and was the largest contributor to benchmark performance. Strong gains from consumer discretionary, producer durables and health care lifted the index as well. These three sectors rose 17.5%, 14.1% and 12.9%, respectively. Together, the four sectors made up nearly 60% of the benchmark’s total market capitalization on April 30, 2012.

Conversely, energy stocks returned just 2.9%. The sector underperformed as a result of falling natural gas prices during the period.

Four of the benchmark’s five largest stocks outpace the index

Four of the five largest stocks in the Russell 1000 Value Index outperformed the index for the six-month period. JPMorgan Chase soared 25.4%, outpacing the overall financial services sector by nearly ten percentage points. General Electric, the benchmark’s largest individual component in terms of market capitalization at period-end, climbed 19.3%, while pharmaceutical giant Pfizer and AT&T rose 21.3% and 15.6%, respectively. Chevron substantially lagged the benchmark, however, returning just 3.0%.

Expense example

Six months ended April 30, 2012

Large-Cap Value Index Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,115.12	$0.37
Retirement Class	1,000.00	1,114.26	1.68

5% annual hypothetical return
Institutional Class	1,000.00	1,024.52	0.35
Retirement Class	1,000.00	1,023.27	1.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.07% for the Institutional Class and 0.32% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	9

Equity Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2012

Information technology	19.2
Financials	16.0
Consumer discretionary	12.1
Health care	11.4
Industrials	11.2
Energy	10.4
Consumer staples	9.4
Materials	4.0
Utilities	3.5
Telecommunication services	2.5
Short-term investments	2.5
Other assets & liabilities, net	–2.2

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2012

Over $50 billion	42.8
$15 billion–$50 billion	25.2
$2 billion–$15 billion	25.3
Under $2 billion	6.7

Total	100.0

Performance for the six months ended April 30, 2012

The Equity Index Fund returned 12.74% for the Institutional Class, matching the 12.74% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2012, the fund returned 3.35%, versus 3.40% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund benefited from participating in a securities lending program and performed in line with its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

U.S. stocks rally, but investor doubts remain

U.S. stocks, as measured by the Russell 3000 Index, scored a double-digit gain for the six months ended April 30, 2012, erasing the losses of the previous six months, when the index had dropped 8.28%. After flat returns in November and December 2011, stocks advanced 5.05% in January 2012, as the nation’s employment picture brightened, gross domestic product (GDP) rose substantially in the fourth quarter of 2011, and Europe introduced new measures to address its sovereign debt problems.

          By April, however, job creation had slackened, GDP had slowed in the first quarter of 2012, and Europe’s fiscal situation was less certain. After four consecutive months of gains, stocks sold off, and the benchmark slid 0.66%.

          For the six-month period, the large-cap stocks of the Russell 3000 led the market, gaining 12.89%, while mid-cap and small-cap issues returned 11.87% and 11.02%, respectively. Growth stocks topped value issues, 13.86% to 11.61%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Performance as of April 30, 2012

		Total return		Average annual total return

Equity Index Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	12.74%	3.35%	1.26%		5.13%
Retirement Class	3/31/2006	12.58	3.11	0.99		4.98	*
Retail Class	3/31/2006	12.58	3.04	1.06		5.03	*
Premier Class	9/30/2009	12.65	3.25	1.18	*	5.10	*

Russell 3000 Index	—	12.74	3.40	1.25		5.17

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

10     2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Three large sectors propel the benchmark’s climb

All nine industry sectors of the Russell 3000 Index posted positive returns for the period, and seven recorded double-digit gains. Outsized performance from the benchmark’s three largest sectors—technology (up 14.8%), financial services (up 15.9%) and consumer discretionary (up 16.6%)—drove the index higher. Together, these three sectors made up almost one-half of the benchmark’s market capitalization on April 30, 2012. Solid contributions from two other large sectors, health care (up 14.3%) and producer durables (up 12.6%), also helped.

Amid the powerful rally, only the utilities and energy sectors produced single-digit returns. They gained 7.1% and 3.8%, respectively.

Largest stocks post sharply different results

At period-end, the five largest stocks in the Russell 3000 Index, in terms of market capitalization, were those of technology and energy companies. While all five posted positive returns for the period, there was a wide divide between those technology stocks that led the market and energy stocks, many of which lagged. Apple, the largest stock in the index, climbed 44.3%, Microsoft rose 21.9%, and IBM returned 13.1%. The two energy stocks in the top five, Exxon Mobil and Chevron, returned 11.8% and 3.0%, respectively.

Expense example

Six months ended April 30, 2012

Equity Index Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,127.38	$0.37
Retirement Class	1,000.00	1,125.83	1.69
Retail Class	1,000.00	1,125.80	2.11
Premier Class	1,000.00	1,126.50	1.16

5% annual hypothetical return
Institutional Class	1,000.00	1,024.52	0.35
Retirement Class	1,000.00	1,023.27	1.61
Retail Class	1,000.00	1,022.87	2.01
Premier Class	1,000.00	1,023.77	1.11

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.07% for the Institutional Class, 0.32% for the Retirement Class, 0.40% for the Retail Class and 0.22% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report     11

S&P 500 Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2012

Information technology	20.2
Financials	15.0
Health care	11.3
Consumer discretionary	11.1
Energy	11.1
Consumer staples	10.8
Industrials	10.5
Utilities	3.5
Materials	3.4
Telecommunication services	2.9
Short-term investments	0.5
Other assets & liabilities, net	–0.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2012

Over $50 billion	52.7
$15 billion–$50 billion	30.0
$2 billion–$15 billion	17.3

Total	100.0

Performance for the six months ended April 30, 2012

The S&P 500 Index Fund returned 12.77% for the Institutional Class, matching the 12.77% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2012, the fund returned 4.70%, versus 4.76% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund’s return matched that of its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap stocks zigzag higher

Following a modest loss in November of 2011, the S&P 500 Index advanced in each of the next four months. Investors welcomed signs of an improving U.S. economy and positive developments in Europe, where officials took stronger steps to resolve the region’s sovereign debt crisis. Discouraging U.S. economic data sent equities lower in April; however, the index finished the reporting period with a double-digit gain.

          The return of the S&P 500 Index for the six months slightly outpaced the 12.74% gain of the broad U.S. stock market, as measured by the Russell 3000® Index. More than one-third of the market value of the Russell 3000 consisted of small- and mid-cap stocks at period-end, and both categories trailed the large-cap stocks of the S&P 500. In the uncertain economic environment, many investors sought stocks of companies that paid consistent dividends and had diverse operations, which tended to be larger companies.

For the five years ended April 30, 2012, the S&P 500 Index registered an average annual return of 1.01%, versus 1.25% for the Russell 3000 Index.

Performance as of April 30, 2012

		Total return		Average annual total return

S&P 500 Index Fund	Inception date	6 months	1 year	5 years	since inception

Institutional Class	10/1/2002	12.77%	4.70%	0.98%	7.40%
Retirement Class	10/1/2002	12.55	4.39	0.71	7.10

S&P 500 Index	—	12.77	4.76	1.01	7.49	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Performance is calculated from the inception date of the Institutional Class.

12     2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

Information technology leads the benchmark higher

For the six-month period, all ten industry sectors of the S&P 500 advanced, with seven scoring double-digit gains. The greatest contribution to return came from information technology, the benchmark’s largest sector, up 16.2%. Two other large sectors, financials and consumer discretionary, returned 15.5% and 18.2%, respectively. All three sectors are traditionally viewed as cyclical because they generally do better when economic growth is faster. Together, they represented more than 45% of the total market capitalization of the index on April 30, 2012.

The health care, industrials and consumer staples sectors also made significant contributions to the benchmark’s return, rising 13.2%, 12.5% and 11.7%, respectively.

Utilities rose just 4.7%. Amid falling natural gas prices, the energy sector had the lowest return, at 3.9%.

Benchmark’s largest stocks post sharply different results

The five largest stocks in the S&P 500 Index all generated positive returns for the six-month period, but returns varied widely. Apple, the benchmark’s largest stock in terms of market capitalization at period-end, advanced 44.3% on strong product sales. Two other information technology stocks also performed well; Microsoft climbed 21.9%, and IBM rose 13.1%. Energy giants Exxon Mobil and Chevron lagged the index, gaining 11.8% and 3.0%, respectively.

Expense example

Six months ended April 30, 2012

S&P 500 Index Fund	Beginning account value (11/1/11)	Ending account value (4/30/12)	Expenses paid during period* (11/1/11– 4/30/12)

Actual return
Institutional Class	$1,000.00	$1,127.71	$0.37
Retirement Class	1,000.00	1,125.51	1.69

5% annual hypothetical return
Institutional Class	1,000.00	1,024.52	0.35
Retirement Class	1,000.00	1,023.27	1.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.07% for the Institutional Class and 0.32% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report     13

Small-Cap Blend Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2012

Financials	23.2
Information technology	16.4
Industrials	15.5
Consumer discretionary	13.7
Health care	12.4
Energy	6.5
Materials	4.6
Consumer staples	3.5
Utilities	3.2
Telecommunication services	0.8
Short-term investments	14.0
Other assets & liabilities, net	–13.8

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2012

$2 billion–$15 billion	23.3
Under $2 billion	76.7

Total	100.0

Performance for the six months ended April 30, 2012

The Small-Cap Blend Index Fund returned 11.14% for the Institutional Class, compared with the 11.02% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2012, the fund returned –4.15%, versus –4.25% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund benefited from participating in a securities lending program and outperformed its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Small-cap stocks generate solid gains but lag the broad market

For the six-month period, small-cap stocks posted a strong advance but failed to keep pace with the 12.74% return of the broad U.S. stock market, as measured by the Russell 3000® Index. After ending the last two months of 2011 essentially flat, small-cap equities rose sharply in the first quarter of 2012 on signs of an improving U.S. economy and positive developments in Europe, where officials took stronger steps to resolve the region’s sovereign debt crisis. In April, however, small-cap issues, along with stocks of other capitalization sizes, fell slightly on concerns about slowing GDP growth and renewed worries about Europe’s fiscal situation.

          Within the small-cap segment, value stocks outpaced growth issues, 11.47% to 10.58%. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2012

		Total return		Average annual total return

Small-Cap Blend Index Fund*	Inception date	6 months	1 year	5 years	since inception

Institutional Class	10/1/2002	11.14%	–4.15%	1.50%	10.04%
Retirement Class	10/1/2002	11.02	–4.36	1.25	9.77

Russell 2000 Index	—	11.02	–4.25	1.45	10.10	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†	Performance is calculated from the inception date of the Institutional Class.

14	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

          For the five years ended April 30, 2012, the Russell 2000 Index registered an average annual return of 1.45%, outpacing the 1.25% average return of the Russell 3000.

Two largest sectors lead the benchmark’s advance

All nine industry sectors of the Russell 2000 Index generated positive returns for the six months, and five posted double-digit advances. The biggest contributions to the benchmark’s performance came from its two largest sectors—financial services and consumer discretionary—which rose 14.9% and 13.7%, respectively. Together, these sectors made up almost 40% of the benchmark’s market capitalization on April 30, 2012. Outsized gains from the sizable health care (up 14.4%) and producer durables (up 11.6%) sectors also moved the index higher. Technology and materials and processing also made contributions to the benchmark’s advance.

          Energy and utility stocks failed to keep pace in a rising market. They gained just 3.3% and 0.3%, respectively.

Benchmark’s five largest stocks post stellar gains

The five largest stocks in the Russell 2000 Index all recorded double-digit gains for the six months. In descending order of market capitalization at period-end, these stocks and their returns were as follows: American Campus Communities (up 16.1%), real estate investment trust Kilroy Realty (up 31.5%), waste management firm Clean Harbors (up 17.1%), aviation and marine fuel supplier World Fuel Services (up 10.8%) and BioMed Realty (up 11.9%).

Expense example

Six months ended April 30, 2012

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(11/1/11–
Small-Cap Blend Index Fund	(11/1/11)	(4/30/12)	4/30/12)

Actual return
Institutional Class	$1,000.00	$1,111.37	$0.42
Retirement Class	1,000.00	1,110.23	1.73

5% annual hypothetical return
Institutional Class	1,000.00	1,024.47	0.40
Retirement Class	1,000.00	1,023.22	1.66

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	15

International Equity Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2012

Financials	22.3
Industrials	12.4
Consumer staples	11.3
Consumer discretionary	10.6
Materials	10.2
Health care	9.5
Energy	8.5
Telecommunication services	5.3
Information technology	4.6
Utilities	4.3
Short-term investments	11.8
Other assets & liabilities, net	–10.8

Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2012

Japan	18.9
United Kingdom	18.3
Australia	7.8
Switzerland	7.6
France	7.6
Germany	7.5
Netherlands	4.3
Sweden	2.8
Hong Kong	2.6
Spain	2.3
19 other nations	9.7
Short-term investments	10.6

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2012

Over $50 billion	36.7
$15 billion–$50 billion	33.3
$2 billion–$15 billion	29.5
Under $2 billion	0.5

Total	100.0

Performance for the six months ended April 30, 2012

The International Equity Index Fund returned 3.79% for the Institutional Class, compared with the 2.44% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2012, the fund returned –12.91%, versus –12.82% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund benefited from participating in a securities lending program. The fund’s return was also positively affected by fair value pricing adjustments and the timing of foreign currency valuations. In combination, these factors enabled the fund to outperform its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Foreign stocks gain but lag U.S. shares

After falling 14.90% for the previous six months, the MSCI EAFE Index, which measures stock performance in 22 developed nations outside North America, recorded a modest 2.44% gain for the reporting period.

          The fund’s benchmark declined in four of the period’s six months, as investors continued to worry about Europe’s sovereign debt problems. Strong gains in January and February, following announcements of new initiatives designed to assist the continent’s struggling balance sheets, more than offset these losses.

          A rising dollar, relative to the euro and yen, reduced the EAFE’s return for U.S. investors. (The dollar was slightly weaker against the pound.) In terms of local currencies, the index gained 5.03% for the six months.

Performance as of April 30, 2012

		Total return		Average annual total return

International Equity Index Fund*	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	10/1/2002	3.79%	–12.91%	–4.44%		8.38%
Retirement Class	10/1/2002	3.67	–13.07	–4.66		8.07
Premier Class	9/30/2009	3.74	–12.98	–4.50	†	8.34	†

MSCI EAFE Index	—	2.44	–12.82	–4.72		8.42	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

‡	Performance is calculated from the inception date of the Institutional Class.

16	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

          For the period, the EAFE lagged the 12.74% gain of the Russell 3000® Index, a broad measure of the U.S. stock market, by more than ten percentage points. For the five years ended April 30, 2012, the average annual return of the EAFE was –4.72%, versus 1.25% for the Russell 3000.

Europe’s woes weigh on the EAFE’s return

          The eleven national components of the EAFE that use the euro returned –3.4% for the period. The equity markets in four of these countries posted double-digit declines, while French stocks dropped 4.1%. (All returns are in U.S. dollars.)

          These losses were tempered by gains in the United Kingdom (up 6.1%) and Japan (up 3.8%), the largest country components of the EAFE index. Together, they made up almost 45% of its total market capitalization on April 30, 2012. The equity markets of two other large EAFE components, Switzerland and Germany, returned 4.3% and 4.8%, respectively.

Largest stocks produce mixed results

Four of the EAFE’s five largest stocks posted positive returns for the period. Nestlé, the benchmark’s largest issue, led with an 8.5% gain. Britain’s HSBC Holdings and Vodafone followed with gains of 5.4% and 3.3%, respectively, while Royal Dutch Shell returned 2.5%. The only loss came from BP, which fell 0.9%.

          The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

          Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated.

Expense example

Six months ended April 30, 2012

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(11/1/11–
International Equity Index Fund	(11/1/11)	(4/30/12)	4/30/12)

Actual return
Institutional Class	$1,000.00	$1,037.90	$0.46
Retirement Class	1,000.00	1,036.74	1.72
Premier Class	1,000.00	1,037.42	1.22

5% annual hypothetical return
Institutional Class	1,000.00	1,024.42	0.45
Retirement Class	1,000.00	1,023.17	1.71
Premier Class	1,000.00	1,023.67	1.21

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class, 0.34% for the Retirement Class and 0.24% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	17

Emerging Markets Equity Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2012

Financials	25.1
Information technology	13.8
Energy	13.2
Materials	12.4
Telecommunication services	8.1
Consumer staples	8.0
Consumer discretionary	8.0
Industrials	6.5
Utilities	3.7
Health care	1.0
Short-term investments	9.2
Other assets & liabilities, net	–9.0

Total	100.0

Holdings by country

% of portfolio investments
as of 4/30/2012

China	15.3
Korea	13.8
Brazil	12.6
Taiwan	9.6
South Africa	7.0
Russia	5.9
India	5.6
Mexico	4.3
Malaysia	3.0
Indonesia	2.5
16 other nations	11.9
Short-term investments	8.5

Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2012

Over $50 billion	24.9
$15 billion–$50 billion	27.4
$2 billion–$15 billion	43.6
Under $2 billion	4.1

Total	100.0

Performance for the six months ended April 30, 2012

The Emerging Markets Equity Index Fund returned 4.50% for the Institutional Class, compared with the 3.93% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2012, the fund returned –13.70%, versus –12.61% for the index. The table below shows returns for all share classes of the fund.

          For the six-month period, the fund benefited from participating in a securities lending program. The fund’s return was also positively affected by fair value pricing adjustments and the timing of foreign currency valuations. In combination, these factors enabled the fund to outperform its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Emerging stocks top developed markets

For the six months, the MSCI Emerging Markets Index posted a modest gain, outpacing the 2.44% return of the 22 developed nations that comprise the MSCI EAFE Index. Emerging market stocks, however, lagged the 12.74% return of the broad U.S. stock market, as measured by the Russell 3000® Index, by almost nine percentage points.

          After falling nearly 8% during the last two months of 2011, emerging market stocks rebounded strongly during the first quarter of 2012, as stimulus efforts by the Federal Reserve and the European Central Bank boosted investor confidence and the market’s appetite for riskier securities. In April, however, stocks across the world, including emerging market issues, retreated slightly on slowing GDP growth in the United States and renewed concerns about the European debt crisis.

Performance as of April 30, 2012

		Total return		Average annual total return

Emerging Markets Equity Index Fund*	Inception date	6 months	1 year	since inception

Institutional Class	8/31/2010	4.50%	–13.70%	4.34%
Retirement Class	8/31/2010	4.43	–13.86	4.12
Retail Class	8/31/2010	4.23	–14.04	3.93
Premier Class	8/31/2010	4.45	–13.83	4.21

MSCI Emerging Markets Index	—	3.93	–12.61	5.70	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†	Performance is calculated from the inception date of the Institutional Class.

18	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

          For the six-month period, a rising dollar reduced the return of the MSCI Emerging Market Index for U.S. investors. In terms of local currencies, the index registered a 5.80% gain.

Gains in China and Korea drive the benchmark higher

China and Korea—the two largest country components of the MSCI Emerging Markets Index at period-end—gained 6.9% and 6.2%, respectively, and led the benchmark into positive territory for the six months. Solid gains from Mexico (up 10.5%) and South Africa (up 9.9%) also helped.

          These advances were partly offset by losses in the sizable Brazilian (down 2.8%) and Indian (down 9.7%) markets. Together, these two nations made up one-fifth of the benchmark’s market capitalization on April 30, 2012. (All returns are in U.S. dollars.)

Even among the largest stocks, returns diverge sharply

The five largest stocks within the fund’s benchmark index posted positive results for the six months. Korean electronics maker Samsung, the benchmark’s largest component at the end of the period, soared 41.5%. Taiwan Semiconductor and China Mobile were next, with gains of 20.8% and 15.2%, respectively. However, Mexican telecommunications firm América Móvil was up only 3.9%, and Russian energy company Gazprom recorded a 2.7% loss.

          The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

          Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated.

Expense example

Six months ended April 30, 2012

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(11/1/11–
Emerging Markets Equity Index Fund	(11/1/11)	(4/30/12)	4/30/12)

Actual return
Institutional Class	$1,000.00	$1,045.01	$1.27
Retirement Class	1,000.00	1,044.27	2.54
Retail Class	1,000.00	1,042.28	3.25
Premier Class	1,000.00	1,044.52	2.03

5% annual hypothetical return
Institutional Class	1,000.00	1,023.62	1.26
Retirement Class	1,000.00	1,022.38	2.51
Retail Class	1,000.00	1,021.68	3.22
Premier Class	1,000.00	1,022.87	2.01

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2012. The fund’s annualized six-month expense ratio for that period was 0.25% for the Institutional Class, 0.50% for the Retirement Class, 0.64% for the Retail Class and 0.40% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	19

Summary portfolio of investments (unaudited)

Large-Cap Growth Index Fund ▪ April 30, 2012

				% of net
Shares		Company	Value	assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$7,679,654	0.8%

BANKS			1,660,711	0.2

CAPITAL GOODS
81,191		3M Co	7,255,228	0.8
84,740		Boeing Co	6,508,032	0.7
83,420		Caterpillar, Inc	8,573,073	0.9
54,305		Deere & Co	4,472,560	0.5
97,262		Emerson Electric Co	5,110,145	0.5
101,843		Honeywell International, Inc	6,177,796	0.6
112,044		United Technologies Corp	9,147,272	1.0
		Other	45,666,488	4.8

			92,910,594	9.8

COMMERCIAL & PROFESSIONAL SERVICES			5,195,235	0.6

CONSUMER DURABLES & APPAREL
46,192		Nike, Inc (Class B)	5,167,499	0.5
		Other	10,407,599	1.1

			15,575,098	1.6

CONSUMER SERVICES
134,268		McDonald’s Corp	13,084,417	1.4
97,003		Starbucks Corp	5,566,032	0.6
60,241		Yum! Brands, Inc	4,381,328	0.5
		Other	12,732,459	1.3

			35,764,236	3.8

DIVERSIFIED FINANCIALS
82,150		American Express Co	4,946,252	0.5
		Other	17,342,240	1.8

			22,288,492	2.3

ENERGY
470,446	d	Exxon Mobil Corp	40,618,308	4.2
175,596		Schlumberger Ltd	13,018,688	1.4
		Other	42,126,006	4.4

			95,763,002	10.0

FOOD & STAPLES RETAILING
56,530		Costco Wholesale Corp	4,984,250	0.5
174,518		Wal-Mart Stores, Inc	10,280,855	1.1
		Other	8,837,089	0.9

			24,102,194	2.5

FOOD, BEVERAGE & TOBACCO
202,081		Altria Group, Inc	6,509,029	0.7
255,656		Coca-Cola Co	19,511,666	2.0
204,546		PepsiCo, Inc	13,500,036	1.4
208,270		Philip Morris International, Inc	18,642,248	2.0
		Other	16,355,671	1.7

			74,518,650	7.8

HEALTH CARE EQUIPMENT & SERVICES
105,077	*	Express Scripts Holding Co	5,862,246	0.6
119,504		Medtronic, Inc	4,565,053	0.5
		Other	35,448,638	3.8

			45,875,937	4.9

				% of net
Shares		Company	Value	assets

HOUSEHOLD & PERSONAL PRODUCTS
57,066		Colgate-Palmolive Co	$5,646,110	0.6%
		Other	9,906,397	1.0

			15,552,507	1.6

INSURANCE			316,298	0.0

MATERIALS
120,179		Du Pont (E.I.) de Nemours & Co	6,424,769	0.7
122,580		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,694,814	0.5
69,350		Monsanto Co	5,283,083	0.6
39,252		Praxair, Inc	4,541,456	0.5
		Other	28,799,949	2.9

			49,744,071	5.2

MEDIA
155,604		Comcast Corp (Class A)	4,719,469	0.5
91,307	*	DIRECTV	4,498,696	0.5
		Other	19,900,248	2.0

			29,118,413	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
188,856		Abbott Laboratories	11,720,403	1.2
31,268	*	Biogen Idec, Inc	4,190,225	0.4
56,785	*	Celgene Corp	4,140,762	0.4
101,849	*	Gilead Sciences, Inc	5,297,166	0.6
72,354		Johnson & Johnson	4,709,522	0.5
		Other	22,595,049	2.4

			52,653,127	5.5

REAL ESTATE
31,013		Simon Property Group, Inc	4,825,623	0.5
		Other	15,108,763	1.6

			19,934,386	2.1

RETAILING
47,026	*	Amazon.com, Inc	10,905,329	1.2
124,699		Home Depot, Inc	6,458,161	0.7
6,421	*	Priceline.com, Inc	4,885,225	0.5
99,922		TJX Companies, Inc	4,167,747	0.4
		Other	24,932,058	2.6

			51,348,520	5.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			19,605,529	2.1

SOFTWARE & SERVICES
83,548		Accenture plc	5,426,443	0.6
32,564	*	Google, Inc (Class A)	19,708,710	2.1
156,728		International Business Machines Corp	32,455,234	3.4
13,878		Mastercard, Inc (Class A)	6,276,603	0.7
960,298		Microsoft Corp	30,748,742	3.2
497,041		Oracle Corp	14,608,035	1.5
		Other	48,439,803	4.9

			157,663,570	16.4

20	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Index Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
119,745	*	Apple, Inc	$69,959,819	7.3%
266,257	*	EMC Corp	7,511,110	0.8
216,044		Qualcomm, Inc	13,792,249	1.4
		Other	13,452,845	1.4

			104,716,023	10.9

TELECOMMUNICATION SERVICES			7,802,955	0.8

TRANSPORTATION
95,073		United Parcel Service, Inc (Class B)	7,429,004	0.8
		Other	11,563,791	1.2

			18,992,795	2.0

UTILITIES			734,490	0.1

	TOTAL COMMON STOCKS
		(Cost $736,017,049)	949,516,487	99.4

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
11,915,466	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	11,915,466	1.2

			11,915,466	1.2

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $11,915,466)	11,915,466	1.2

	TOTAL PORTFOLIO
		(Cost $747,932,515)	961,431,953	100.6
	OTHER ASSETS & LIABILITIES, NET		(5,664,926)	(0.6)

	NET ASSETS		$955,767,027	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $11,568,617.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	21

Summary portfolio of investments (unaudited)

Large-Cap Value Index Fund ▪ April 30, 2012

				% of net
Shares		Company	Value	assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$9,607,030	1.0%

BANKS
69,485		PNC Financial Services Group, Inc	4,608,245	0.5
254,315		US Bancorp	8,181,314	0.9
603,809		Wells Fargo & Co	20,185,335	2.2
		Other	20,693,914	2.2

			53,668,808	5.8

CAPITAL GOODS
1,399,856		General Electric Co	27,409,180	2.9
		Other	35,744,273	3.8

			63,153,453	6.7

COMMERCIAL & PROFESSIONAL SERVICES			7,481,292	0.8

CONSUMER DURABLES & APPAREL			8,595,008	0.9

CONSUMER SERVICES			5,828,411	0.6

DIVERSIFIED FINANCIALS
1,412,711		Bank of America Corp	11,457,086	1.2
164,027		Bank of New York Mellon Corp	3,879,239	0.4
65,930		Capital One Financial Corp	3,657,796	0.4
383,307		Citigroup, Inc	12,664,463	1.4
68,268		Goldman Sachs Group, Inc	7,861,060	0.8
524,476		JPMorgan Chase & Co	22,541,979	2.4
		Other	28,830,080	3.1

			90,891,703	9.7

ENERGY
55,773		Anadarko Petroleum Corp	4,083,141	0.4
250,151		Chevron Corp	26,656,091	2.9
175,194		ConocoPhillips	12,549,146	1.3
55,506		Devon Energy Corp	3,877,094	0.4
170,290	d	Exxon Mobil Corp	14,702,839	1.6
55,815		National Oilwell Varco, Inc	4,228,544	0.5
76,299		Occidental Petroleum Corp	6,959,995	0.7
		Other	33,477,792	3.6

			106,534,642	11.4

FOOD & STAPLES RETAILING
178,839		CVS Corp	7,979,796	0.9
		Other	4,859,849	0.5

			12,839,645	1.4

FOOD, BEVERAGE & TOBACCO
217,655		Kraft Foods, Inc (Class A)	8,677,905	0.9
		Other	24,251,961	2.6

			32,929,866	3.5

HEALTH CARE EQUIPMENT & SERVICES
142,965		UnitedHealth Group, Inc	8,027,485	0.9
		Other	21,632,511	2.3

			29,659,996	3.2

HOUSEHOLD & PERSONAL PRODUCTS
343,743		Procter & Gamble Co	21,875,805	2.3
		Other	3,354,385	0.4

			25,230,190	2.7

				% of net
Shares		Company	Value	assets

INSURANCE
231,036	*	Berkshire Hathaway, Inc (Class B)	$18,586,846	2.0%
107,748		Metlife, Inc	3,882,160	0.4
64,160		Prudential Financial, Inc	3,884,246	0.4
		Other	43,238,961	4.6

			69,592,213	7.4

MATERIALS
154,894		Dow Chemical Co	5,247,809	0.6
		Other	18,827,595	2.0

			24,075,404	2.6

MEDIA
205,321		Comcast Corp (Class A)	6,227,386	0.7
285,358		News Corp (Class A)	5,593,017	0.6
132,095		Time Warner, Inc	4,948,279	0.5
236,240		Walt Disney Co	10,184,306	1.1
		Other	7,034,435	0.7

			33,987,423	3.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
105,020		Amgen, Inc	7,467,972	0.8
225,181		Bristol-Myers Squibb Co	7,514,290	0.8
90,285		Eli Lilly & Co	3,736,896	0.4
287,926		Johnson & Johnson	18,741,103	2.0
407,358		Merck & Co, Inc	15,984,728	1.7
1,042,930		Pfizer, Inc	23,914,385	2.6
		Other	7,421,931	0.8

			84,781,305	9.1

REAL ESTATE			34,642,284	3.7

RETAILING
83,738		Home Depot, Inc	4,336,791	0.5
158,369		Lowe’s Cos, Inc	4,983,872	0.5
86,119		Target Corp	4,989,735	0.5
		Other	13,966,426	1.5

			28,276,824	3.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
659,417		Intel Corp	18,727,443	2.0
		Other	8,368,081	0.9

			27,095,524	2.9

SOFTWARE & SERVICES
46,634		Visa, Inc (Class A)	5,735,049	0.6
		Other	13,211,470	1.5

			18,946,519	2.1

TECHNOLOGY HARDWARE & EQUIPMENT
726,024		Cisco Systems, Inc	14,629,384	1.6
262,258		Hewlett-Packard Co	6,493,508	0.7
		Other	15,745,369	1.6

			36,868,261	3.9

TELECOMMUNICATION SERVICES
781,709		AT&T, Inc	25,726,043	2.7
288,959		Verizon Communications, Inc	11,668,164	1.3
		Other	5,887,802	0.6

			43,282,009	4.6

22	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded
Large-Cap Value Index Fund ▪ April 30, 2012

				% of net
Shares		Company	Value	assets

TRANSPORTATION
54,107		Union Pacific Corp	$6,083,791	0.7%
		Other	9,335,081	1.0

			15,418,872	1.7

UTILITIES
76,016		Dominion Resources, Inc	3,967,275	0.4
175,885		Duke Energy Corp	3,769,215	0.4
110,371		Exelon Corp	4,305,573	0.5
112,083		Southern Co	5,149,093	0.5
		Other	48,895,787	5.2

			66,086,943	7.0

	TOTAL COMMON STOCKS
		(Cost $914,727,693)	929,473,625	99.3

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
9,190,510	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	9,190,510	1.0

			9,190,510	1.0

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $9,190,510)	9,190,510	1.0

	TOTAL PORTFOLIO
		(Cost $923,918,203)	938,664,135	100.3
	OTHER ASSETS & LIABILITIES, NET		(3,068,114)	(0.3)

	NET ASSETS		$935,596,021	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $8,912,832.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	23

Summary portfolio of investments (unaudited)

Equity Index Fund ▪ April 30, 2012

				% of net
Shares		Company	Value	assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$34,507,781	0.9%

BANKS
468,997		US Bancorp	15,087,633	0.4
1,201,794		Wells Fargo & Co	40,175,974	1.1
		Other	69,471,775	1.8

			124,735,382	3.3

CAPITAL GOODS
173,526		3M Co	15,506,283	0.4
180,448		Boeing Co	13,858,405	0.4
157,815		Caterpillar, Inc	16,218,647	0.5
2,590,122		General Electric Co	50,714,589	1.3
223,576		United Technologies Corp	18,252,744	0.6
		Other	204,957,211	5.3

			319,507,879	8.5

COMMERCIAL & PROFESSIONAL SERVICES			35,099,950	0.9

CONSUMER DURABLES & APPAREL			55,492,432	1.4

CONSUMER SERVICES
253,565		McDonald’s Corp	24,709,908	0.7
		Other	65,545,627	1.7

			90,255,535	2.4

DIVERSIFIED FINANCIALS
255,775		American Express Co	15,400,213	0.4
2,612,047		Bank of America Corp	21,183,701	0.6
709,185		Citigroup, Inc	23,431,472	0.6
126,816		Goldman Sachs Group, Inc	14,602,863	0.4
968,588		JPMorgan Chase & Co	41,629,913	1.1
		Other	102,501,643	2.6

			218,749,805	5.7

ENERGY
490,832		Chevron Corp	52,303,058	1.4
323,461		ConocoPhillips	23,169,511	0.6
1,202,163	d	Exxon Mobil Corp	103,794,753	2.7
197,266		Occidental Petroleum Corp	17,994,605	0.5
330,718		Schlumberger Ltd	24,519,434	0.6
		Other	174,951,165	4.6

			396,732,526	10.4

FOOD & STAPLES RETAILING
330,574		CVS Corp	14,750,212	0.4
433,477		Wal-Mart Stores, Inc	25,536,130	0.7
		Other	32,484,549	0.8

			72,770,891	1.9

FOOD, BEVERAGE & TOBACCO
511,469		Altria Group, Inc	16,474,416	0.4
482,453		Coca-Cola Co	36,820,814	1.0
402,785		Kraft Foods, Inc (Class A)	16,059,038	0.4
385,373		PepsiCo, Inc	25,434,619	0.7
433,323		Philip Morris International, Inc	38,786,741	1.1
		Other	72,581,455	1.9

			206,157,083	5.5

				% of net
Shares		Company	Value	assets

HEALTH CARE EQUIPMENT & SERVICES
264,804		UnitedHealth Group, Inc	$14,868,744	0.4%
		Other	144,385,748	3.8

			159,254,492	4.2

HOUSEHOLD & PERSONAL PRODUCTS
681,559		Procter & Gamble Co	43,374,415	1.1
		Other	34,464,241	0.9

			77,838,656	2.0

INSURANCE
427,294	*	Berkshire Hathaway, Inc (Class B)	34,375,801	1.0
		Other	102,725,617	2.6

			137,101,418	3.6

MATERIALS			151,676,520	4.0

MEDIA
673,172		Comcast Corp (Class A)	20,417,306	0.5
437,259		Walt Disney Co	18,850,234	0.5
		Other	82,162,645	2.1

			121,430,185	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
379,714		Abbott Laboratories	23,565,051	0.6
669,421		Johnson & Johnson	43,572,612	1.1
753,961	`	Merck & Co, Inc	29,585,429	0.8
1,929,792		Pfizer, Inc	44,250,130	1.2
		Other	133,552,683	3.5

			274,525,905	7.2

REAL ESTATE			129,983,756	3.4

RETAILING
88,873	*	Amazon.com, Inc	20,609,649	0.6
390,614		Home Depot, Inc	20,229,898	0.5
		Other	120,386,318	3.2

			161,225,865	4.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,220,113		Intel Corp	34,651,208	0.9
		Other	61,893,785	1.6

			96,544,993	2.5

SOFTWARE & SERVICES
61,491	*	Google, Inc (Class A)	37,216,197	1.0
295,739		International Business Machines Corp	61,241,632	1.6
1,811,848		Microsoft Corp	58,015,372	1.5
938,187		Oracle Corp	27,573,315	0.7
127,848		Visa, Inc (Class A)	15,722,747	0.4
		Other	156,465,360	4.1

			356,234,623	9.3

TECHNOLOGY HARDWARE & EQUIPMENT
225,566	*	Apple, Inc	131,784,679	3.5
1,343,146		Cisco Systems, Inc	27,064,393	0.7
501,599	*	EMC Corp	14,150,107	0.4
407,741		Qualcomm, Inc	26,030,185	0.7
		Other	81,039,535	2.1

			280,068,899	7.4

24	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded
Equity Index Fund ▪ April 30, 2012

% of net
Shares	Company	Value	assets

TELECOMMUNICATION SERVICES
1,446,523	AT&T, Inc	$47,605,072	1.2%
691,156	Verizon Communications, Inc	27,908,879	0.7
Other	21,222,522	0.6

96,736,473	2.5

TRANSPORTATION
178,803	United Parcel Service, Inc (Class B)	13,971,667	0.3
Other	56,922,253	1.5

70,893,920	1.8

UTILITIES	133,134,362	3.5

TOTAL COMMON STOCKS
(Cost $3,183,456,568)	3,800,659,331	99.7

RIGHTS/WARRANTS

ENERGY	0	0.0

TOTAL RIGHTS/WARRANTS
(Cost $0)	0	0.0

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT	5,200,000	0.1

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
89,783,632	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	89,783,632	2.4

89,783,632	2.4

TOTAL SHORT-TERM INVESTMENTS
(Cost $94,983,632)	94,983,632	2.5

TOTAL PORTFOLIO
(Cost $3,278,440,200)	3,895,642,963	102.2
OTHER ASSETS & LIABILITIES, NET	(83,947,060)	(2.2)

NET ASSETS	$3,811,695,903	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $86,522,540.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	25

Summary portfolio of investments (unaudited)

S&P 500 Index Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$10,052,238	0.7%

BANKS
218,108		US Bancorp	7,016,534	0.5
601,956		Wells Fargo & Co	20,123,389	1.4
		Other	15,678,256	1.1

			42,818,179	3.0

CAPITAL GOODS
79,274		3M Co	7,083,925	0.5
85,113		Boeing Co	6,536,678	0.4
73,910		Caterpillar, Inc	7,595,731	0.5
1,207,895		General Electric Co	23,650,584	1.6
103,888		United Technologies Corp	8,481,416	0.6
		Other	64,629,439	4.5

			117,977,773	8.1

COMMERCIAL & PROFESSIONAL SERVICES			7,272,312	0.5

CONSUMER DURABLES & APPAREL			15,801,495	1.0

CONSUMER SERVICES
116,264		McDonald’s Corp	11,329,927	0.8
		Other	18,861,579	1.3

			30,191,506	2.1

DIVERSIFIED FINANCIALS
115,830		American Express Co	6,974,124	0.5
1,227,400		Bank of America Corp	9,954,214	0.7
334,300		Citigroup, Inc	11,045,272	0.8
56,487		Goldman Sachs Group, Inc	6,504,478	0.4
435,762		JPMorgan Chase & Co	18,729,051	1.3
		Other	38,866,867	2.6

			92,074,006	6.3

ENERGY
225,679		Chevron Corp	24,048,354	1.6
146,072		ConocoPhillips	10,463,137	0.7
538,050	d	Exxon Mobil Corp	46,455,237	3.2
92,576		Occidental Petroleum Corp	8,444,783	0.6
152,245		Schlumberger Ltd	11,287,444	0.8
		Other	61,093,810	4.2

			161,792,765	11.1

FOOD & STAPLES RETAILING
148,649		CVS Corp	6,632,718	0.5
199,370		Wal-Mart Stores, Inc	11,744,887	0.8
		Other	13,482,444	0.9

			31,860,049	2.2

FOOD, BEVERAGE & TOBACCO
233,488		Altria Group, Inc	7,520,648	0.5
258,350		Coca-Cola Co	19,717,272	1.3
201,826		Kraft Foods, Inc (Class A)	8,046,803	0.6
179,284		PepsiCo, Inc	11,832,744	0.8
196,554		Philip Morris International, Inc	17,593,549	1.2
		Other	27,070,682	1.9

			91,781,698	6.3

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
119,268		UnitedHealth Group, Inc	$6,696,898	0.5%
		Other	48,675,732	3.4

			55,372,630	3.9

HOUSEHOLD & PERSONAL PRODUCTS
314,424		Procter & Gamble Co	20,009,943	1.4
		Other	12,735,877	0.9

			32,745,820	2.3

INSURANCE
200,968	*	Berkshire Hathaway, Inc (Class B)	16,167,876	1.1
		Other	35,355,191	2.5

			51,523,067	3.6

MATERIALS			49,767,639	3.4

MEDIA
307,786		Comcast Corp (Class A)	9,335,149	0.7
204,585		Walt Disney Co	8,819,659	0.6
		Other	27,862,718	1.9

			46,017,526	3.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
179,478		Abbott Laboratories	11,138,405	0.8
313,359		Johnson & Johnson	20,396,537	1.4
347,469		Merck & Co, Inc	13,634,684	0.9
860,540		Pfizer, Inc	19,732,182	1.4
		Other	43,959,388	3.0

			108,861,196	7.5

REAL ESTATE			30,538,212	2.1

RETAILING
41,553	*	Amazon.com, Inc	9,636,141	0.7
175,958		Home Depot, Inc	9,112,865	0.6
		Other	40,984,840	2.8

			59,733,846	4.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
570,297		Intel Corp	16,196,435	1.1
		Other	17,856,870	1.2

			34,053,305	2.3

SOFTWARE & SERVICES
28,950	*	Google, Inc (Class A)	17,521,408	1.2
132,267		International Business Machines Corp	27,389,850	1.9
852,486		Microsoft Corp	27,296,602	1.9
447,479		Oracle Corp	13,151,408	0.9
56,777		Visa, Inc (Class A)	6,982,435	0.5
		Other	46,235,593	3.2

			138,577,296	9.6

TECHNOLOGY HARDWARE & EQUIPMENT
106,438	*	Apple, Inc	62,185,337	4.3
614,794		Cisco Systems, Inc	12,388,099	0.9
234,333	*	EMC Corp	6,610,534	0.5
193,073		Qualcomm, Inc	12,325,780	0.8
		Other	26,484,509	1.8

			119,994,259	8.3

26	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

S&P 500 Index Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

TELECOMMUNICATION SERVICES
676,788		AT&T, Inc	$22,273,093	1.5%
323,670		Verizon Communications, Inc	13,069,794	0.9
		Other	6,656,932	0.5

			41,999,819	2.9

TRANSPORTATION
109,431		United Parcel Service, Inc (Class B)	8,550,938	0.6
		Other	17,887,066	1.2

			26,438,004	1.8

UTILITIES			50,415,135	3.5

		TOTAL COMMON STOCKS (Cost $1,283,256,729)	1,447,659,775	99.8

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
6,817,240	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	6,817,240	0.5

			6,817,240	0.5

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,817,240)	6,817,240	0.5

		TOTAL PORTFOLIO (Cost $1,290,073,969)	1,454,477,015	100.3
		OTHER ASSETS & LIABILITIES, NET	(3,715,688)	(0.3)

		NET ASSETS	$1,450,761,327	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $6,583,614.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	27

Summary portfolio of investments (unaudited)

Small-Cap Blend Index Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$6,835,543	0.8%

BANKS
53,761		Hancock Holding Co	1,730,029	0.2
32,828	*	Signature Bank	2,156,471	0.3
30,245	*	SVB Financial Group	1,938,402	0.2
		Other	59,844,745	7.0

			65,669,647	7.7

CAPITAL GOODS
35,575		Clarcor, Inc	1,708,312	0.2
69,210	*	Hexcel Corp	1,894,970	0.2
44,124	*,e	United Rentals, Inc	2,059,708	0.2
43,382		Woodward Governor Co	1,804,257	0.2
		Other	72,678,151	8.6

			80,145,398	9.4

COMMERCIAL & PROFESSIONAL SERVICES
33,380	*	Clean Harbors, Inc	2,277,851	0.3
		Other	31,445,413	3.6

			33,723,264	3.9

CONSUMER DURABLES & APPAREL
88,666	*	Ascena Retail Group, Inc	1,815,880	0.2
34,720	*	Carter’s, Inc	1,885,296	0.2
		Other	25,314,587	3.0

			29,015,763	3.4

CONSUMER SERVICES
48,417		Sotheby’s (Class A)	1,903,756	0.2
		Other	33,369,162	3.9

			35,272,918	4.1

DIVERSIFIED FINANCIALS
30,415	e	iShares Russell 2000 Index Fund	2,476,693	0.3
		Other	24,722,074	2.9

			27,198,767	3.2

ENERGY
110,159	*	Cheniere Energy, Inc	2,017,011	0.2
61,937	*	CVR Energy, Inc	1,880,407	0.2
53,709	*	Energy XXI Bermuda Ltd	2,023,755	0.2
23,908		Lufkin Industries, Inc	1,837,091	0.2
37,531	*	Rosetta Resources, Inc	1,886,683	0.2
50,499		World Fuel Services Corp	2,224,986	0.3
		Other	44,010,091	5.2

			55,880,024	6.5

FOOD & STAPLES RETAILING			9,801,600	1.1

FOOD, BEVERAGE & TOBACCO			14,651,495	1.7

HEALTH CARE EQUIPMENT & SERVICES
24,633	*,e	athenahealth, Inc	1,784,661	0.2
30,533	*	WellCare Health Plans, Inc	1,868,009	0.2
		Other	48,942,691	5.8

			52,595,361	6.2

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
38,750		Nu Skin Enterprises, Inc (Class A)	$2,065,375	0.3%
		Other	3,829,226	0.4

			5,894,601	0.7

INSURANCE
21,557		ProAssurance Corp	1,898,956	0.2
		Other	20,970,076	2.5

			22,869,032	2.7

MATERIALS			39,196,086	4.6

MEDIA			10,606,746	1.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
111,224	*	Ariad Pharmaceuticals, Inc	1,812,951	0.2
46,392	*	Cepheid, Inc	1,781,917	0.2
44,849	*	Cubist Pharmaceuticals, Inc	1,896,216	0.2
22,180	*	Medivation, Inc	1,793,918	0.2
44,810	*	Onyx Pharmaceuticals, Inc	2,039,303	0.3
41,208	*	Salix Pharmaceuticals Ltd	2,035,675	0.3
		Other	42,296,598	4.9

			53,656,578	6.3

REAL ESTATE
52,971		American Campus Communities, Inc	2,354,561	0.3
108,850		BioMed Realty Trust, Inc	2,157,407	0.3
105,561		CBL & Associates Properties, Inc	1,966,601	0.2
73,011		Extra Space Storage, Inc	2,215,884	0.3
67,384		Hatteras Financial Corp	1,962,896	0.2
51,034		Highwoods Properties, Inc	1,772,411	0.2
34,024		Home Properties, Inc	2,077,165	0.2
48,749		Kilroy Realty Corp	2,313,140	0.3
60,116		LaSalle Hotel Properties	1,768,012	0.2
254,314		MFA Mortgage Investments, Inc	1,876,837	0.2
29,200		Mid-America Apartment Communities, Inc	1,987,644	0.2
74,536		National Retail Properties, Inc	2,040,796	0.2
37,881		Post Properties, Inc	1,844,805	0.2
61,025		Tanger Factory Outlet Centers, Inc	1,911,303	0.2
		Other	55,076,589	6.5

			83,326,051	9.7

RETAILING			35,839,679	4.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			27,759,737	3.2

SOFTWARE & SERVICES
31,499	*,e	Concur Technologies, Inc	1,781,583	0.2
61,486		Jack Henry & Associates, Inc	2,088,064	0.3
84,893	*	Parametric Technology Corp	1,831,991	0.2
40,523	*	SolarWinds, Inc	1,900,934	0.2
27,244	*	Wright Express Corp	1,738,712	0.2
		Other	60,700,117	7.0

			70,041,401	8.1

TECHNOLOGY HARDWARE & EQUIPMENT			43,073,762	4.9

TELECOMMUNICATION SERVICES			6,574,520	0.8

28	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Blend Index Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

TRANSPORTATION
50,776	*	Alaska Air Group, Inc	$1,716,229	0.2%
		Other	17,837,332	2.1

			19,553,561	2.3

UTILITIES
43,240		Cleco Corp	1,764,192	0.2
		Other	26,133,943	3.0

			27,898,135	3.2

		TOTAL COMMON STOCKS (Cost $760,799,269)	857,079,669	99.8

RIGHTS/WARRANTS
ENERGY			0	0.0

		TOTAL RIGHTS/WARRANTS (Cost $0)	0	0.0

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
120,048,494	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	120,048,494	14.0

			120,048,494	14.0

		TOTAL SHORT-TERM INVESTMENTS (Cost $120,048,494)	120,048,494	14.0

		TOTAL PORTFOLIO (Cost $880,847,763)	977,128,163	113.8
		OTHER ASSETS & LIABILITIES, NET	(118,580,446)	(13.8)

		NET ASSETS	$858,547,717	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $115,019,340.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	29

Summary portfolio of investments (unaudited)

International Equity Index Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
797,853		Australia & New Zealand Banking Group Ltd	$19,765,420	0.6%
971,352		BHP Billiton Ltd	36,044,169	1.2
477,215		Commonwealth Bank of Australia	25,742,389	0.8
667,327		National Australia Bank Ltd	17,443,453	0.6
917,560		Westpac Banking Corp	21,623,418	0.7
		Other	149,730,866	4.8

			270,349,715	8.7

AUSTRIA			7,732,447	0.2

BELGIUM
242,430	e	InBev NV	17,473,259	0.6
		Other	13,776,501	0.6

			31,249,760	1.2

CHINA			285,220	0.0

DENMARK
128,348		Novo Nordisk AS (Class B)	18,921,442	0.6
		Other	17,512,050	0.4

			36,433,492	1.0

FINLAND			24,936,044	0.8

FRANCE
176,413	e	Groupe Danone	12,419,310	0.4
76,739		LVMH Moet Hennessy Louis Vuitton S.A.	12,730,668	0.4
344,499	e	Sanofi-Aventis	26,313,455	0.8
641,524		Total S.A.	30,795,463	1.0
		Other	179,238,387	5.8

			261,497,283	8.4

GERMANY
137,494		Allianz AG.	15,336,260	0.4
277,625	e	BASF AG.	22,857,729	0.7
249,874	e	Bayer AG.	17,607,093	0.6
274,027		Daimler AG. (Reg)	15,162,340	0.5
278,023		SAP AG.	18,436,677	0.5
248,550		Siemens AG.	23,070,507	0.6
		Other	147,266,199	5.0

			259,736,805	8.3

GREECE			2,650,865	0.0

HONG KONG			88,302,503	2.8

INDIA			922,974	0.0

IRELAND			20,719,338	0.8

ISRAEL
283,493		Teva Pharmaceutical Industries Ltd	12,963,320	0.4
		Other	7,459,845	0.1

			20,423,165	0.5

Shares		Company	Value	% of net assets

ITALY
726,681		ENI S.p.A.	$16,146,713	0.5%
		Other	48,233,208	1.6

			64,379,921	2.1

JAPAN
342,300		Canon, Inc	15,515,709	0.5
493,200		Honda Motor Co Ltd	17,749,866	0.6
3,855,380		Mitsubishi UFJ Financial Group, Inc	18,511,644	0.6
406,600		Sumitomo Mitsui Financial Group, Inc	13,010,705	0.4
834,300	*	Toyota Motor Corp	34,187,725	1.1
		Other	557,534,105	17.8

			656,509,754	21.0

JERSEY, C.I.			2,443,686	0.1

LUXEMBOURG			12,079,223	0.5

MACAU			4,316,636	0.2

MEXICO			1,475,016	0.1

NETHERLANDS
1,100,623		Royal Dutch Shell plc (A Shares)	39,254,740	1.3
804,931		Royal Dutch Shell plc (B Shares)	29,456,081	1.0
493,085	e	Unilever NV	16,890,280	0.5
		Other	62,609,680	2.0

			148,210,781	4.8

NEW ZEALAND			3,786,826	0.0

NORWAY			27,531,567	0.9

PORTUGAL			6,015,350	0.2

SINGAPORE			53,986,906	1.7

SPAIN
2,668,769		Banco Santander Central Hispano S.A.	16,756,195	0.5
1,241,085		Telefonica S.A.	18,123,257	0.6
		Other	43,935,853	1.4

			78,815,305	2.5

SWEDEN			95,562,823	3.0

SWITZERLAND
997,393		Nestle S.A.	61,129,471	2.0
705,472		Novartis AG.	38,953,508	1.3
212,485		Roche Holding AG.	38,833,865	1.2
1,103,181	*	UBS AG. (Switzerland)	13,776,733	0.4
		Other	109,040,909	3.4

			261,734,486	8.3

30	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Equity Index Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

UNITED KINGDOM
399,991		Anglo American plc (London)	$15,457,550	0.5%
393,638		AstraZeneca plc	17,249,766	0.6
1,025,580		BG Group plc	24,198,739	0.8
638,560		BHP Billiton plc	20,556,425	0.7
5,731,374		BP plc	41,404,008	1.3
595,527		British American Tobacco plc	30,544,282	1.0
755,355		Diageo plc	19,052,511	0.6
1,526,930		GlaxoSmithKline plc	35,274,348	1.1
5,401,948		HSBC Holdings plc	48,764,324	1.6
414,889		Rio Tinto plc	23,256,501	0.7
719,992		Standard Chartered plc	17,600,662	0.6
2,422,561		Tesco plc	12,482,660	0.4
387,535		Unilever plc	13,238,959	0.4
15,192,544		Vodafone Group plc	42,052,345	1.3
		Other	270,283,130	8.6

			631,416,210	20.2

UNITED STATES
273,836	d	iShares MSCI EAFE Index Fund	14,718,685	0.5
		Other	5,264,904	0.2

			19,983,589	0.7

	TOTAL COMMON STOCKS
		(Cost $3,182,464,805)	3,093,487,690	99.0

RIGHTS/WARRANTS

AUSTRALIA			0	0.0

PORTUGAL			93,751	0.0

SPAIN			198,648	0.0

	TOTAL RIGHTS/WARRANTS
		(Cost $646,405)	292,399	0.0

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$15,200,000		0.030%, 05/01/12	$15,200,000	0.5%

			15,200,000	0.5

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
351,782,343	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	351,782,343	11.3

			351,782,343	11.3

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $366,982,343)	366,982,343	11.8

	TOTAL PORTFOLIO
		(Cost $3,550,093,553)	3,460,762,432	110.8
	OTHER ASSETS & LIABILITIES, NET		(337,241,925)	(10.8)

	NET ASSETS		$3,123,520,507	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $330,604,911.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/12, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 which may be resold in transactions exempt from registration to qualified institutional buyers amounted to $3,396,925 or 0.1% of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	31

Summary of market values by sector (unaudited)

International Equity Index Fund ▪ April 30, 2012

Sector	Value	% of net assets

FINANCIALS	$697,829,613	22.3%
INDUSTRIALS	387,859,868	12.4
CONSUMER STAPLES	354,119,545	11.3
CONSUMER DISCRETIONARY	331,249,472	10.6
MATERIALS	318,281,325	10.2
HEALTH CARE	297,339,851	9.5
ENERGY	266,186,054	8.5
TELECOMMUNICATION SERVICES	166,307,070	5.3
INFORMATION TECHNOLOGY	143,706,070	4.6
UTILITIES	130,901,221	4.3
SHORT-TERM INVESTMENTS	366,982,343	11.8
OTHER ASSETS & LIABILITIES, NET	(337,241,925)	(10.8)

NET ASSETS	$3,123,520,507	100.0%

32	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Emerging Markets Equity Index Fund ▪ April 30, 2012

Shares		Company	Value	% of net assets

COMMON STOCKS

BRAZIL
132,804	*	Banco Bradesco S.A. (Preference)	$2,134,033	0.8%
158,100	*	Banco Itau Holding Financeira S.A.	2,488,261	1.0
214,172		Petroleo Brasileiro S.A.	2,515,706	1.0
302,146		Petroleo Brasileiro S.A. (Preference)	3,374,703	1.2
89,800		Vale S.A.	2,006,914	0.8
140,573		Vale S.A. (Preference)	3,056,816	1.2
		Other	17,365,513	6.8

			32,941,946	12.8

CHILE			4,597,343	1.8

CHINA
4,861,000		Bank of China Ltd	2,024,226	0.8
4,320,350		China Construction Bank	3,352,782	1.3
537,000		China Life Insurance Co Ltd	1,429,786	0.6
429,500		China Mobile Hong Kong Ltd	4,751,783	1.8
279,500		China Shenhua Energy Co Ltd	1,234,286	0.5
1,306,000		CNOOC Ltd	2,759,772	1.1
4,345,000	e	Industrial & Commercial Bank of China	2,886,965	1.1
124,500	e	Ping An Insurance Group Co of China Ltd	1,034,130	0.4
71,500	e	Tencent Holdings Ltd	2,236,791	0.9
		Other	21,192,641	8.3

			42,903,162	16.8

COLOMBIA
420,468		Ecopetrol S.A.	1,359,904	0.5
		Other	1,577,746	0.6

			2,937,650	1.1

CZECH REPUBLIC			826,366	0.3

EGYPT			912,693	0.4

FRANCE			21,682	0.0

HONG KONG			2,541,026	1.0

HUNGARY			777,393	0.3

INDIA
104,989		HDFC Bank Ltd	1,081,076	0.4
76,192		Housing Development Finance Corp	971,246	0.4
29,752		Infosys Technologies Ltd	1,381,385	0.5
97,992		Reliance Industries Ltd	1,382,368	0.5
		Other	10,977,764	4.3

			15,793,839	6.1

INDONESIA
139,000	PT	Astra International Tbk	1,070,406	0.4
		Other	5,803,635	2.3

			6,874,041	2.7

Shares		Company	Value	% of net assets

KOREA, REPUBLIC OF
36,520		Hynix Semiconductor, Inc	$900,124	0.4%
4,705		Hyundai Mobis	1,272,075	0.5
10,750		Hyundai Motor Co	2,537,755	1.0
16,884		Kia Motors Corp	1,238,930	0.5
4,590		POSCO	1,520,568	0.6
7,696		Samsung Electronics Co Ltd	9,419,606	3.7
1,451		Samsung Electronics Co Ltd (Preference)	1,034,075	0.4
29,846		Shinhan Financial Group Co Ltd	1,035,846	0.4
		Other	19,565,314	7.5

			38,524,293	15.0

MALAYSIA			8,520,165	3.3

MEXICO
2,771,170		America Movil S.A. de C.V. (Series L)	3,695,332	1.4
137,337		Fomento Economico Mexicano S.A. de C.V.	1,116,329	0.4
434,189	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	1,241,640	0.5
		Other	6,045,238	2.4

			12,098,539	4.7

MOROCCO			337,979	0.1

PERU			1,335,226	0.5

PHILIPPINES			2,046,756	0.8

POLAND			3,410,394	1.3

RUSSIA
185,000	*	Gazprom (ADR)	2,121,950	0.8
197,712		Gazprom OAO (ADR)	2,289,910	0.9
37,957		LUKOIL (ADR)	2,335,161	0.9
6,826	f	NovaTek OAO (GDR)
		(purchased 8/31/10, cost $759,052)	871,555	0.3
126,356	f	Rosneft Oil Co (GDR)
		(purchased 8/31/10, cost $863,939)	904,773	0.4
157,636		Sberbank of Russian Federation (ADR)	2,041,754	0.8
92,389		Surgutneftegaz (ADR)	925,390	0.4
		Other	5,160,499	2.0

			16,650,992	6.5

SOUTH AFRICA
27,584		AngloGold Ashanti Ltd	945,823	0.4
115,857	e	MTN Group Ltd	2,026,090	0.8
26,626		Naspers Ltd (N Shares)	1,606,526	0.6
45,453		Sasol Ltd	2,161,041	0.8
80,798		Standard Bank Group Ltd	1,193,572	0.5
		Other	11,527,238	4.5

			19,460,290	7.6

TAIWAN
875,300		China Steel Corp	868,981	0.3
633,300		Hon Hai Precision Industry Co, Ltd	1,991,207	0.8
1,719,000		Taiwan Semiconductor Manufacturing Co Ltd	5,080,736	2.0
		Other	19,022,746	7.4

			26,963,670	10.5

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	33

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Index Fund ▪ April 30, 2012

Shares	Company	Value	% of net assets

THAILAND		$5,361,631	2.1%

TURKEY		3,416,613	1.3

UKRAINE		67,784	0.0

UNITED STATES
109,000	Vanguard Emerging Markets ETF	4,635,770	1.8
	Other	374,700	0.1

		5,010,470	1.9

	TOTAL COMMON STOCKS
	(Cost $247,627,064)	254,331,943	98.9

PREFERRED STOCKS

BRAZIL
52,707	Ambev Cia De Bebidas Das	2,220,101	0.9

		2,220,101	0.9

	TOTAL PREFERRED STOCKS
	(Cost $1,542,734)	2,220,101	0.9

RIGHTS/WARRANTS

BRAZIL		2,287	0.0

	TOTAL RIGHTS/WARRANTS
	(Cost $0)	2,287	0.0

Shares		Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
23,614,525	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$23,614,525	9.2%

			23,614,525	9.2

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $23,614,525)	23,614,525	9.2

		TOTAL PORTFOLIO
		(Cost $272,784,323)	280,168,856	109.0

		OTHER ASSETS & LIABILITIES, NET	(23,119,163)	(9.0)

		NET ASSETS	$257,049,693	100.0%

Abbreviation(s):
ADR – American Depositary Receipt
ETF – Exchange Traded Fund
GDR – Global Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $21,687,870.
f	Restricted security. At 4/30/2012, the aggregate value of these securities amounted to $4,395,309 or 1.7% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

34	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary of market values by sector (unaudited)

Emerging Markets Equity Index Fund ▪ April 30, 2012

Sector	Value	% of net assets

FINANCIALS	$64,456,081	25.1%
INFORMATION TECHNOLOGY	35,370,661	13.8
ENERGY	33,970,972	13.2
MATERIALS	31,794,730	12.4
TELECOMMUNICATION SERVICES	20,869,967	8.1
CONSUMER STAPLES	20,676,777	8.0
CONSUMER DISCRETIONARY	20,665,427	8.0
INDUSTRIALS	16,554,638	6.5
UTILITIES	9,555,118	3.7
HEALTH CARE	2,639,960	1.0
SHORT-TERM INVESTMENTS	23,614,525	9.2
OTHER ASSETS & LIABILITIES, NET	(23,119,163)	(9.0)

NET ASSETS	$257,049,693	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds 2012 ▪ Semiannual Report	35

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds ▪ April 30, 2012

	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Emerging Markets Equity Index Fund

ASSETS
Portfolio investments, at value*†	$961,431,953	$938,664,135	$3,895,642,963	$1,454,477,015	$857.079,669	$3,108,980,089	$280,168,856
Affiliated investments, at value‡	–	–	–	–	120,048,494	351,782,343	–
Cash	4,508,159	3,603,480	71,581	746,464	1,159,375	38,321	194,942
Cash-foreign^	–	–	–	–	–	790,540	204,228
Receivable from securities transactions	460,457	613,655	1,721,278	145,459	1,049,940	13,260,273	175,048
Receivable from Fund shares sold	1,016,834	1,020,082	2,116,423	2,172,488	829,026	4,730,015	370,168
Dividends and interest receivable	584,106	1,198,928	3,531,048	1,455,438	527,034	20,271,619	424,608
Other	28,641	29,867	71,238	41,993	31,326	57,405	2,024

Total assets	968,030,150	945,130,147	3,903,154,531	1,459,038,857	980,724,864	3,499,910,605	281,539,874

LIABILITIES
Management fees payable	5,219	5,115	20,832	7,930	4,704	17,048	4,909
Service agreement fees payable	8,016	7,219	7,742	12,991	11,562	21,745	588
Distribution fees payable	–	–	101,130	–	–	16,544	1,350
Due to affiliates	12,242	12,940	54,354	20,428	12,179	44,098	17,042
Payable for collateral for securities loaned	11,915,466	9,190,510	89,783,632	6,817,240	120,048,494	351,782,343	23,614,525
Payable for securities transactions	125,350	149,725	635,314	–	1,865,852	23,960,044	175,252
Payable for Fund shares redeemed	82,852	63,167	594,460	1,293,230	126,530	172,620	545,617
Payable for variation margin on futures contracts	14,210	11,025	18,105	2,841	5,092	12,520	–
Accrued expenses & other payables	99,768	94,425	243,059	122,870	102,734	363,136	130,898

Total liabilities	12,263,123	9,534,126	91,458,628	8,277,530	122,177,147	376,390,098	24,490,181

NET ASSETS	$955,767,027	$935,596,021	$3,811,695,903	$1,450,761,327	$858,547,717	$3,123,520,507	$257,049,693

NET ASSETS CONSIST OF:
Paid-in-capital	$757,507,673	$923,531,737	$3,193,041,528	$1,289,965,696	$757,002,172	$3,213,606,535	$250,683,901
Undistributed net investment income (loss)	3,637,899	7,059,416	20,860,265	8,374,643	3,427,135	39,000,234	946,556
Accumulated net realized gain (loss) on total investments	(18,935,593)	(9,780,737)	(19,452,020)	(11,986,070)	1,837,979	(40,103,663)	(1,947,260)
Net unrealized appreciation (depreciation) on total investments	213,557,048	14,785,605	617,246,130	164,407,058	96,280,431	(88,982,599)	7,366,496

NET ASSETS	$955,767,027	$935,596,021	$3,811,695,903	$1,450,761,327	$858,547,717	$3,123,520,507	$257,049,693

INSTITUTIONAL CLASS:
Net assets	$720,816,727	$724,655,875	$3,160,997,616	$1,070,109,482	$520,562,904	$2,346,113,696	$231,989,173
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	49,111,452	57,142,303	296,890,399	68,093,491	36,989,667	152,913,774	22,105,315

Net asset value per share	$14.68	$12.68	$10.65	$15.72	$14.07	$15.34	$10.49

RETIREMENT CLASS:
Net assets	$234,950,300	$210,940,146	$226,991,369	$380,651,845	$337,984,813	$638,051,027	$17,824,432
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,901,358	16,418,626	21,042,421	24,334,289	23,947,216	40,848,539	1,701,180

Net asset value per share	$14.78	$12.85	$10.79	$15.64	$14.11	$15.62	$10.48

RETAIL CLASS:
Net assets	$–	$–	$398,426,539	$–	$–	$–	$5,677,615
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	–	–	36,827,743	–	–	–	542,049

Net asset value per share	$–	$–	$10.82	$–	$–	$–	$10.47

PREMIER CLASS:
Net assets	$–	$–	$25,280,379	$–	$–	$139,355,784	$1,558,473
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	–	–	2,378,845	–	–	9,098,630	148,577

Net asset value per share	$–	$–	$10.63	$–	$–	$15.32	$10.49

* Includes securities loaned of	$11,568,617	$8,912,832	$86,522,540	$6,583,614	$115,019,340	$330,604,911	$21,687,870
† Portfolio investments, cost	$747,932,515	$923,918,203	$3,278,440,200	$1,290,073,969	$760,799,269	$3,198,311,210	$272,784,323
‡ Affiliated investments, cost	$–	$–	$–	$–	$120,048,494	$351,782,343	$–
^ Foreign cash, cost	$–	$–	$–	$–	$–	$788,213	$205,486

36 2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds 2012 ▪ Semiannual Report 37

Statements of operations (unaudited)

TIAA-CREF Funds ▪ For the period ended April 30, 2012

	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Emerging Markets Equity Index Fund

INVESTMENT INCOME
Dividends*	$6,714,710	$11,200,516	$35,432,331	$14,849,312	$6,260,512	$53,566,712	$2,172,427
Dividends from affiliated investments	–	–	–	–	1,255,329	1,615,424	–
Income from securities lending	98,040	118,621	875,539	63,784	–	–	49,975

Total income	6,812,750	11,319,137	36,307,870	14,913,096	7,515,841	55,182,136	2,222,402

EXPENSES
Management fees	166,416	171,597	687,494	270,740	161,343	569,686	164,360
Distribution fees – Retail Class	–	–	462,156	–	–	–	6,944
Distribution fees – Premier Class	–	–	16,720	–	–	98,302	1,065
Fund administration fees	25,276	26,507	107,317	42,014	24,179	87,444	7,251
Custody and accounting fees	22,075	18,927	80,634	21,604	33,819	220,849	186,481
Professional fees	27,688	33,836	40,675	30,845	20,848	53,238	33,681
Shareholder reports	264	5,016	383	466	180	8,604	837
Shareholder servicing – Institutional Class	2,610	2,760	5,587	2,310	5,451	10,073	1,560
Shareholder servicing – Retirement Class	254,656	254,124	269,180	467,025	421,640	786,219	16,877
Shareholder servicing – Retail Class	–	–	171,101	–	–	–	4,975
Shareholder servicing – Premier Class	–	–	100	–	–	188	80
Trustee fees and expenses	3,728	3,993	12,606	6,318	4,023	12,297	868
Compliance fees	12,376	13,003	51,824	20,683	11,993	42,888	3,545
Interest expense	1,001	1,671	391	2,048	1,185	10	591
Registration fees	26,755	27,643	52,430	37,799	33,109	49,056	40,772
Other expenses	21,584	12,651	86,939	14,807	11,519	192,842	36,086

Total expenses	564,429	571,728	2,045,537	916,659	729,289	2,131,696	505,973
Less: Expenses reimbursed by the investment adviser	–	–	–	–	–	–	(184,063)

Net expenses	564,429	571,728	2,045,537	916,659	729,289	2,131,696	321,910

Net investment income (loss)	6,248,321	10,747,409	34,262,333	13,996,437	6,786,552	53,050,440	1,900,492

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	4,138,369	959,381	16,794,231	(5,756,417)	6,167,553	(17,449,510)	(999,652)
Futures transactions	118,196	390,872	1,165,430	190,986	534,255	(576,787)	(13,824)
Foreign currency transactions	–	–	(652)	–	227	(452,295)	(110,219)

Net realized gain (loss) on total investments	4,256,565	1,350,253	17,959,009	(5,565,431)	6,702,035	(18,478,592)	(1,123,695)

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	100,831,780	82,522,545	374,642,116	155,746,548	70,923,949	99,927,240	13,465,188
Futures transactions	57,609	39,674	43,355	4,012	–	98,544	–
Translation of net assets (other than portfolio investments) and liabilities denominated in foreign currencies	–	–	(6)	–	(54)	452,040	(7,317)

Net change in unrealized appreciation (depreciation) on total investments	100,889,389	82,562,219	374,685,465	155,750,560	70,923,895	100,477,824	13,457,871

Net realized and unrealized gain (loss) on total investments	105,145,954	83,912,472	392,644,474	150,185,129	77,625,930	81,999,232	12,334,176

Net increase (decrease) in net assets from operations	$111,394,275	$94,659,881	$426,906,807	$164,181,566	$84,412,482	$135,049,672	$14,234,668

* Net of foreign withholding taxes of	$4,353	$30,009	$66,244	$109	$7,414	$4,192,353	$201,509
** Includes net change in unrealized foreign capital gains taxes of	$–	$–	$–	$–	$–	$–	$39,260

38 2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds 2012 ▪ Semiannual Report 39

Statements of changes in net assets

TIAA-CREF Funds ▪ For the period or year ended

		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		Equity Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund		International Equity Index Fund

		April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011

		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$6,248,321	$9,978,259	$10,747,409	$17,369,662	$34,262,333	$39,709,599	$13,996,437	$22,178,787	$6,786,552	$9,653,694	$53,050,440	$75,551,178
Net realized gain (loss) on total investments		4,256,565	11,250,459	1,350,253	22,768,898	17,959,009	95,839,297	(5,565,431)	16,201,528	6,702,035	43,482,606	(18,478,592)	(5,307,960)
Net change in unrealized appreciation (depreciation) on total investments		100,889,389	38,920,382	82,562,219	1,980,376	374,685,465	23,801,896	155,750,560	45,278,717	70,923,895	(10,325,584)	100,477,824	(206,883,532)

Net increase (decrease) in net assets from operations		111,394,275	60,149,100	94,659,881	42,118,936	426,906,807	159,350,792	164,181,566	83,659,032	84,412,482	42,810,716	135,049,672	(136,640,314)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(8,415,916)	(6,248,365)	(14,532,736)	(10,049,988)	(38,368,597)	(24,605,847)	(17,749,409)	(15,214,079)	(6,640,845)	(4,474,756)	(59,964,053)	(29,859,399)
	Retirement Class	(2,175,298)	(1,638,637)	(4,010,863)	(2,870,431)	(2,250,253)	(3,379,446)	(5,886,889)	(6,952,596)	(3,948,426)	(3,788,127)	(15,978,210)	(14,007,603)
	Retail Class	–	–	–	–	(4,053,622)	(5,269,884)	–	–	–	–	–	–
	Premier Class	–	–	–	–	(266,342)	(154,472)	–	–	–	–	(3,526,773)	(1,416,620)
From realized gains:	Institutional Class	–	–	(17,316,125)	(543,610)	–	–	(3,914,946)	–	(10,497,581)	–	–	–
	Retirement Class	–	–	(5,377,992)	(180,068)	–	–	(1,500,231)	–	(7,780,213)	–	–	–

Total distributions		(10,591,214)	(7,887,002)	(41,237,716)	(13,644,097)	(44,938,814)	(33,409,649)	(29,051,475)	(22,166,675)	(28,867,065)	(8,262,883)	(79,469,036)	(45,283,622)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	112,804,051	158,379,614	97,662,251	183,790,028	1,231,637,331	492,146,263	184,887,956	299,343,654	61,540,491	181,730,064	721,142,101	748,806,214
	Retirement Class	63,294,333	56,504,429	26,487,845	56,098,698	17,351,975	26,156,627	48,426,790	116,932,015	21,759,449	56,012,785	73,380,809	118,674,825
	Retail Class	–	–	–	–	16,699,010	45,049,870	–	–	–	–	–	–
	Premier Class	–	–	–	–	5,778,356	15,484,302	–	–	–	–	39,005,982	106,629,360
Reinvestments of distributions:	Institutional Class	8,377,818	6,213,750	30,645,653	10,394,013	37,938,931	24,003,002	20,969,852	14,570,578	16,618,718	4,286,479	59,591,894	29,544,979
	Retirement Class	2,175,298	1,638,637	9,388,855	3,050,499	2,250,253	3,379,446	7,387,120	6,952,596	11,728,639	3,788,127	15,978,210	14,007,603
	Retail Class	–	–	–	–	3,837,957	5,022,145	–	–	–	–	–	–
	Premier Class	–	–	–	–	266,342	154,472	–	–	–	–	3,526,773	1,416,620
Redemptions:	Institutional Class	(44,751,194)	(105,298,295)	(49,243,060)	(124,994,675)	(173,201,164)	(339,741,482)	(116,518,270)	(191,988,444)	(36,906,586)	(101,265,060)	(128,438,748)	(209,076,507)
	Retirement Class	(29,291,473)	(58,868,229)	(30,166,476)	(46,726,632)	(20,568,200)	(82,719,005)	(66,137,762)	(135,009,563)	(45,254,150)	(143,425,578)	(83,335,694)	(240,187,898)
	Retail Class	–	–	–	–	(24,022,997)	(58,553,557)	–	–	–	–	–	–
	Premier Class	–	–	–	–	(4,090,133)	(3,429,946)	–	–	–	–	(31,060,536)	(37,067,914)

Net increase (decrease) from shareholder transactions		112,608,833	58,569,906	84,775,068	81,611,931	1,093,877,661	126,952,137	79,015,686	110,800,836	29,486,561	1,126,817	669,790,791	532,747,282

Net increase (decrease) in net assets		213,411,894	110,832,004	138,197,233	110,086,770	1,475,845,654	252,893,280	214,145,777	172,293,193	85,031,978	35,674,650	725,371,427	350,823,346

NET ASSETS
Beginning of period		742,355,133	631,523,129	797,398,788	687,312,018	2,335,850,249	2,082,956,969	1,236,615,550	1,064,322,357	773,515,739	737,841,089	2,398,149,080	2,047,325,734

End of period		$955,767,027	$742,355,133	$935,596,021	$797,398,788	$3,811,695,903	$2,335,850,249	$1,450,761,327	$1,236,615,550	$858,547,717	$773,515,739	$3,123,520,507	$2,398,149,080

Undistributed net investment income (loss) included in net assets		$3,637,899	$7,980,792	$7,059,416	$14,855,606	$20,860,265	$31,536,746	$8,374,643	$18,014,504	$3,427,135	$7,229,854	$39,000,234	$65,418,830

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	8,143,281	12,222,006	7,993,878	15,185,024	127,465,285	51,321,380	12,413,007	20,786,642	4,470,126	12,932,564	49,130,730	45,987,264
	Retirement Class	4,611,233	4,313,031	2,146,412	4,502,369	1,722,285	2,673,794	3,288,328	8,489,548	1,590,422	4,046,819	4,810,453	7,063,252
	Retail Class	–	–	–	–	1,634,259	4,600,129	–	–	–	–	–	–
	Premier Class	–	–	–	–	571,612	1,664,672	–	–	–	–	2,602,794	6,682,308
Shares reinvested:	Institutional Class	648,940	494,726	2,688,215	875,654	4,001,997	2,553,511	1,496,778	1,048,243	1,302,407	313,798	4,152,745	1,826,018
	Retirement Class	167,202	129,434	812,185	253,574	233,914	354,611	529,163	502,355	915,585	276,505	1,092,154	850,492
	Retail Class	–	–	–	–	397,716	525,327	–	–	–	–	–	–
	Premier Class	–	–	–	–	28,125	16,451	–	–	–	–	245,939	87,608
Shares redeemed:	Institutional Class	(3,232,826)	(8,240,441)	(4,021,229)	(10,216,038)	(17,191,111)	(35,603,670)	(7,774,703)	(13,563,874)	(2,789,393)	(7,593,720)	(8,559,104)	(12,863,036)
	Retirement Class	(2,116,824)	(4,515,467)	(2,412,505)	(3,766,782)	(2,002,739)	(8,469,492)	(4,322,629)	(9,380,869)	(3,275,219)	(10,274,816)	(5,456,096)	(14,483,422)
	Retail Class	–	–	–	–	(2,347,670)	(5,947,902)	–	–	–	–	–	–
	Premier Class	–	–	–	–	(408,879)	(354,542)	–	–	–	–	(1,988,708)	(2,202,682)

Net increase (decrease) from shareholder transactions		8,221,006	4,403,289	7,206,956	6,833,801	114,104,794	13,334,269	5,629,944	7,882,045	2,213,928	(298,850)	46,030,907	32,947,802

40 2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds 2012 ▪ Semiannual Report 41

Statements of changes in net assets	concluded

TIAA-CREF Funds ▪ For the period or year ended

		Emerging Markets Equity Index Fund

		April 30, 2012	October 31, 2011

		(unaudited)
OPERATIONS
Net investment income (loss)		$1,900,492	$3,327,205
Net realized gain (loss) on total investments		(1,123,695)	(51,974)
Net change in unrealized appreciation (depreciation) on total investments		13,457,871	(19,731,924)

Net increase (decrease) in net assets from operations		14,234,668	(16,456,693)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(3,376,850)	(203,991)
	Retirement Class	(139,878)	(1,174)
	Retail Class	(63,413)	(1,969)
	Premier Class	(18,944)	(1,546)
From realized gains:	Institutional Class	(775,236)	(111,453)
	Retirement Class	(35,989)	(1,149)
	Retail Class	(18,860)	(2,249)
	Premier Class	(4,781)	(1,149)

Total distributions		(4,433,951)	(324,680)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	137,068,125	81,077,927
	Retirement Class	10,728,931	10,683,165
	Retail Class	1,771,307	5,377,167
	Premier Class	423,189	342,631
Reinvestments of distributions:	Institutional Class	4,152,086	315,444
	Retirement Class	175,867	2,323
	Retail Class	78,876	4,094
	Premier Class	23,725	2,695
Redemptions:	Institutional Class	(67,649,505)	(27,101,261)
	Retirement Class	(2,808,055)	(1,433,045)
	Retail Class	(1,651,246)	(1,226,348)
	Premier Class	(268,818)	(10,821)

Net increase (decrease) from shareholder transactions		82,044,482	68,033,971

Net increase (decrease) in net assets		91,845,199	51,252,598

NET ASSETS
Beginning of period		165,204,494	113,951,896

End of period		$257,049,693	$165,204,494

Undistributed net investment income (loss) included in net assets		$946,556	$2,645,149

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	13,693,931	7,442,872
	Retirement Class	1,037,291	948,929
	Retail Class	169,041	473,826
	Premier Class	41,037	30,837
Shares reinvested:	Institutional Class	430,714	27,574
	Retirement Class	18,262	203
	Retail Class	8,191	358
	Premier Class	2,461	236
Shares redeemed:	Institutional Class	(6,586,521)	(2,603,255)
	Retirement Class	(269,599)	(133,906)
	Retail Class	(155,735)	(110,510)
	Premier Class	(24,936)	(1,058)

Net increase (decrease) from shareholder transactions		8,364,137	6,076,106

42	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

Large Cap Growth Index Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.06		$12.04	$11.49		$10.35	$10.72		$13.78	$11.84

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.19	0.01		0.17	0.15		0.16	0.14
Net realized and unrealized gain (loss) on total investments	1.70		0.99	0.54		1.11	(0.38)		(3.00)	2.09

Total gain (loss) from investment operations	1.81		1.18	0.55		1.28	(0.23)		(2.84)	2.23

Less distributions from:
Net investment income	(0.19)		(0.16)	–		(0.14)	(0.14)		(0.14)	(0.28)
Net realized gains	–		–	–		–	(0.00	)(e)	(0.08)	(0.01)

Total distributions	(0.19)		(0.16)	–		(0.14)	(0.14)		(0.22)	(0.29)

Net asset value, end of period	$14.68		$13.06	$12.04		$11.49	$10.35		$10.72	$13.78

TOTAL RETURN	14.05	%(b)	9.85%	4.79	%(b)	12.49%	(1.76)%		(20.96)%	19.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$720,817		$568,586	$470,424		$422,219	$307,978		$263,714	$272,610
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07	%(c)	0.08%	0.19	%(c)	0.09%	0.14%		0.10%	0.12%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07	%(c)	0.08%	0.09	%(c)	0.09%	0.07%		0.10%	0.08%
Ratio of net investment income (loss) to average net assets	1.56	%(c)	1.45%	0.71	%(c)	1.55%	1.78%		1.23%	1.10%
Portfolio turnover rate	3	%(b)	24%	0	%(b)	34%	28%		28%	53%

	Retirement Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.12		$12.10	$11.55		$10.41	$10.78		$13.86	$11.91

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.16	0.00	(e)	0.15	0.13		0.12	0.12
Net realized and unrealized gain (loss) on total investments	1.73		0.99	0.55		1.12	(0.39)		(3.01)	2.10

Total gain (loss) from investment operations	1.82		1.15	0.55		1.27	(0.26)		(2.89)	2.22

Less distributions from:
Net investment income	(0.16)		(0.13)	–		(0.13)	(0.11)		(0.11)	(0.26)
Net realized gains	–		–	–		–	(0.00	)(e)	(0.08)	(0.01)

Total distributions	(0.16)		(0.13)	–		(0.13)	(0.11)		(0.19)	(0.27)

Net asset value, end of period	$14.78		$13.12	$12.10		$11.55	$10.41		$10.78	$13.86

TOTAL RETURN	14.01	%(b)	9.51%	4.76	%(b)	12.22%	(2.06)%		(21.13)%	18.91%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$234,950		$173,769	$161,099		$162,611	$149,803		$98,784	$87,924
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.33%	0.44	%(c)	0.34%	0.39%		0.35%	0.38%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(c)	0.33%	0.34	%(c)	0.34%	0.33%		0.35%	0.33%
Ratio of net investment income (loss) to average net assets	1.31	%(c)	1.20%	0.45	%(c)	1.30%	1.52%		0.98%	0.93%
Portfolio turnover rate	3	%(b)	24%	0	%(b)	34%	28%		28%	53%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	43

Financial highlights

Large Cap Value Index Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.99		$11.52	$11.18		$10.49	$12.17	$16.89	$15.93

Gain from investment operations:
Net investment income (loss) (a)	0.15		0.28	0.02		0.25	0.27	0.40	0.41
Net realized and unrealized gain (loss) on total investments	1.16		0.42	0.32		0.66	(1.62)	(4.22)	1.80

Total gain (loss) from investment operations	1.31		0.70	0.34		0.91	(1.35)	(3.82)	2.21

Less distributions from:
Net investment income	(0.28)		(0.22)	–		(0.22)	(0.32)	(0.38)	(0.59)
Net realized gains	(0.34)		(0.01)	–		–	(0.01)	(0.52)	(0.66)

Total distributions	(0.62)		(0.23)	–		(0.22)	(0.33)	(0.90)	(1.25)

Net asset value, end of period	$12.68		$11.99	$11.52		$11.18	$10.49	$12.17	$16.89

TOTAL RETURN	11.51	%(b)	6.13%	3.04	%(b)	8.82%	(10.56)%	(23.58)%	14.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$724,656		$605,062	$514,065		$462,184	$338,574	$319,533	$363,498
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07	%(c)	0.08%	0.19	%(c)	0.09%	0.13%	0.09%	0.11%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07	%(c)	0.08%	0.09	%(c)	0.09%	0.08%	0.09%	0.08%
Ratio of net investment income (loss) to average net assets	2.56	%(c)	2.27%	1.67	%(c)	2.29%	3.02%	2.83%	2.48%
Portfolio turnover rate	3	%(b)	27%	0	%(b)	36%	31%	33%	60%

	Retirement Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.12		$11.64	$11.30		$10.61	$12.30	$17.06	$16.09

Gain from investment operations:
Net investment income (loss) (a)	0.14		0.25	0.01		0.22	0.24	0.37	0.38
Net realized and unrealized gain (loss) on total investments	1.18		0.43	0.33		0.67	(1.62)	(4.26)	1.82

Total gain (loss) from investment operations	1.32		0.68	0.34		0.89	(1.38)	(3.89)	2.20

Less distributions from:
Net investment income	(0.25)		(0.19)	–		(0.20)	(0.30)	(0.35)	(0.57)
Net realized gains	(0.34)		(0.01)	–		–	(0.01)	(0.52)	(0.66)

Total distributions	(0.59)		(0.20)	–		(0.20)	(0.31)	(0.87)	(1.23)

Net asset value, end of period	$12.85		$12.12	$11.64		$11.30	$10.61	$12.30	$17.06

TOTAL RETURN	11.43	%(b)	5.88%	3.01	%(b)	8.52%	(10.77)%	(23.77)%	14.17%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$210,940		$192,336	$173,247		$176,489	$169,714	$115,840	$101,949
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.33%	0.43	%(c)	0.34%	0.38%	0.34%	0.32%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(c)	0.33%	0.34	%(c)	0.34%	0.33%	0.34%	0.30%
Ratio of net investment income (loss) to average net assets	2.32	%(c)	2.02%	1.43	%(c)	2.03%	2.68%	2.58%	2.26%
Portfolio turnover rate	3	%(b)	27%	0	%(b)	36%	31%	33%	60%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

44	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

Equity Index Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.58		$9.03	$8.70		$7.97	$8.70	$11.46	$10.09

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.18	0.01		0.16	0.15	0.20	0.20
Net realized and unrealized gain (loss) on total investments	1.10		0.53	0.32		0.70	(0.73)	(2.59)	1.44

Total gain (loss) from investment operations	1.20		0.71	0.33		0.86	(0.58)	(2.39)	1.64

Less distributions from:
Net investment income	(0.13)		(0.16)	–		(0.13)	(0.15)	(0.18)	(0.17)
Net realized gains	–		–	–		–	–	(0.19)	(0.10)

Total distributions	(0.13)		(0.16)	–		(0.13)	(0.15)	(0.37)	(0.27)

Net asset value, end of period	$10.65		$9.58	$9.03		$8.70	$7.97	$8.70	$11.46

TOTAL RETURN	12.74	%(b)	7.88%	3.79	%(b)	10.90%	(6.26)%	(21.43)%	16.49%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$3,160,998		$1,749,384	$1,484,700		$1,361,428	$884,250	$697,104	$844,429
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07	%(c)	0.07%	0.12	%(c)	0.08%	0.12%	0.07%	0.09%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07	%(c)	0.07%	0.09	%(c)	0.08%	0.09%	0.07%	0.08%
Ratio of net investment income (loss) to average net assets	2.04	%(c)	1.83%	1.15	%(c)	1.87%	2.28%	2.02%	1.79%
Portfolio turnover rate	2	%(b)	11%	0	%(b)	9%	11%	9%	16%

	Retirement Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.69		$9.13	$8.79		$8.06	$8.81	$11.62	$10.24

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.16	0.01		0.14	0.12	0.18	0.17
Net realized and unrealized gain (loss) on total investments	1.12		0.53	0.33		0.71	(0.74)	(2.64)	1.48

Total gain (loss) from investment operations	1.21		0.69	0.34		0.85	(0.62)	(2.46)	1.65

Less distributions from:
Net investment income	(0.11)		(0.13)	–		(0.12)	(0.13)	(0.16)	(0.17)
Net realized gains	–		–	–		–	–	(0.19)	(0.10)

Total distributions	(0.11)		(0.13)	–		(0.12)	(0.13)	(0.35)	(0.27)

Net asset value, end of period	$10.79		$9.69	$9.13		$8.79	$8.06	$8.81	$11.62

TOTAL RETURN	12.58	%(b)	7.61%	3.87	%(b)	10.63%	(6.60)%	(21.71)%	16.29%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period (in thousands)	$226,991		$204,345	$242,319		$251,201	$279,063	$13,487	$9,479
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.32%	0.37	%(c)	0.33%	0.37%	0.33%	0.36%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(c)	0.32%	0.34	%(c)	0.33%	0.33%	0.33%	0.33%
Ratio of net investment income (loss) to average net assets	1.82	%(c)	1.59%	0.90	%(c)	1.62%	1.66%	1.77%	1.54%
Portfolio turnover rate	2	%(b)	11%	0	%(b)	9%	11%	9%	16%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	45

Financial highlights	concluded

Equity Index Fund ▪ For the period or year ended

	Retail Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.72		$9.17	$8.83		$8.09	$8.83		$11.63	$10.25

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.16	0.01		0.14	0.14		0.19	0.18
Net realized and unrealized gain (loss) on total investments	1.12		0.53	0.33		0.72	(0.74)		(2.63)	1.47

Total gain (loss) from investment operations	1.21		0.69	0.34		0.86	(0.60)		(2.44)	1.65

Less distributions from:
Net investment income	(0.11)		(0.14)	–		(0.12)	(0.14)		(0.17)	(0.17)
Net realized gains	–		–	–		–	–		(0.19)	(0.10)

Total distributions	(0.11)		(0.14)	–		(0.12)	(0.14)		(0.36)	(0.27)

Net asset value, end of period	$10.82		$9.72	$9.17		$8.83	$8.09		$8.83	$11.63

TOTAL RETURN	12.58	%(b)	7.54%	3.85	%(b)	10.71%	(6.46)%		(21.53)%	16.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$398,427		$361,203	$348,162		$336,495	$312,098		$335,624	$440,181
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40	%(c)	0.29%	0.31	%(c)	0.26%	0.49%		0.39%	0.43%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.29%	0.28	%(c)	0.26%	0.27%		0.19%	0.22%
Ratio of net investment income (loss) to average net assets	1.73	%(c)	1.61%	0.96	%(c)	1.69%	2.13%		1.89%	1.62%
Portfolio turnover rate	2	%(b)	11%	0	%(b)	9%	11%		9%	16%

	Premier Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09(d)

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.56		$9.03	$8.69		$7.97	$7.97

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.16	0.01		0.16	0.00	(e)
Net realized and unrealized gain on total investments	1.10		0.52	0.33		0.69	–

Total gain (loss) from investment operations	1.19		0.68	0.34		0.85	0.00	(e)

Less distributions from:
Net investment income	(0.12)		(0.15)	–		(0.13)	–
Net realized gains	–		–	–		–	–

Total distributions	(0.12)		(0.15)	–		(0.13)	–

Net asset value, end of period	$10.63		$9.56	$9.03		$8.69	$7.97

TOTAL RETURN	12.65	%(b)	7.60%	3.91	%(b)	10.73%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$25,280		$20,918	$7,776		$4,812	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.22	%(c)	0.22%	0.28	%(c)	0.24%	220.64	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.22	%(c)	0.22%	0.24	%(c)	0.24%	0.24	%(c)
Ratio of net investment income (loss) to average net assets	1.91	%(c)	1.63%	1.00	%(c)	1.86%	0.00	%(c)
Portfolio turnover rate	2	%(b)	11%	0	%(b)	9%	11%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

46	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

S&P 500 Index Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.27		$13.51	$13.02		$12.06	$13.34		$17.54	$15.36

Gain from investment operations:
Net investment income (loss) (a)	0.16		0.28	0.01		0.25	0.26		0.33	0.31
Net realized and unrealized gain (loss) on total investments	1.62		0.79	0.48		0.95	(1.25)		(4.09)	2.17

Total gain (loss) from investment operations	1.78		1.07	0.49		1.20	(0.99)		(3.76)	2.48

Less distributions from:
Net investment income	(0.27)		(0.31)	–		(0.24)	(0.29)		(0.31)	(0.27)
Net realized gains	(0.06)		–	–		–	(0.00	)(e)	(0.13)	(0.03)

Total distributions	(0.33)		(0.31)	–		(0.24)	(0.29)		(0.44)	(0.30)

Net asset value, end of period	$15.72		$14.27	$13.51		$13.02	$12.06		$13.34	$17.54

TOTAL RETURN	12.77	%(b)	7.96%	3.76	%(b)	10.07%	(6.88)%		(21.93)%	16.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,070,109		$884,211	$725,376		$740,600	$830,097		$851,272	$942,556
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07	%(c)	0.07%	0.15	%(c)	0.08%	0.11%		0.06%	0.07%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07	%(c)	0.07%	0.09	%(c)	0.08%	0.09%		0.06%	0.07%
Ratio of net investment income (loss) to average net assets	2.13	%(c)	1.96%	1.26	%(c)	1.99%	2.50%		2.12%	1.88%
Portfolio turnover rate	5	%(b)	14%	0	%(b)	12%	5%		14%	18%

	Retirement Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09		9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.19		$13.44	$12.95		$12.00	$13.27		$17.45	$15.29

Gain from investment operations:
Net investment income (loss) (a)	0.14		0.24	0.01		0.22	0.23		0.29	0.27
Net realized and unrealized gain (loss) on total investments	1.61		0.78	0.48		0.95	(1.23)		(4.07)	2.16

Total gain (loss) from investment operations	1.75		1.02	0.49		1.17	(1.00)		(3.78)	2.43

Less distributions from:
Net investment income	(0.24)		(0.27)	–		(0.22)	(0.27)		(0.27)	(0.24)
Net realized gains	(0.06)		–	–		–	(0.00	)(e)	(0.13)	(0.03)

Total distributions	(0.30)		(0.27)	–		(0.22)	(0.27)		(0.40)	(0.27)

Net asset value, end of period	$15.64		$14.19	$13.44		$12.95	$12.00		$13.27	$17.45

TOTAL RETURN	12.55	%(b)	7.75%	3.71	%(b)	9.82%	(7.11)%		(22.11)%	16.05%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$380,652		$352,405	$338,947		$339,172	$303,619		$223,973	$231,854
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.32%	0.40	%(c)	0.33%	0.36%		0.31%	0.32%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(c)	0.32%	0.34	%(c)	0.33%	0.34%		0.31%	0.32%
Ratio of net investment income (loss) to average net assets	1.90	%(c)	1.71%	1.01	%(c)	1.74%	2.22%		1.87%	1.63%
Portfolio turnover rate	5	%(b)	14%	0	%(b)	12%	5%		14%	18%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	47

Financial highlights

Small-Cap Blend Index Fund ▪  For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.17		$12.49	$12.00		$10.69	$12.91	$15.94	$15.54

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.17	0.01		0.14	0.13	0.22	0.23
Net realized and unrealized gain (loss) on total investments	1.29		0.66	0.48		1.26	(1.61)	(2.39)	1.63

Total gain (loss) from investment operations	1.41		0.83	0.49		1.40	(1.48)	(2.17)	1.86

Less distributions from:
Net investment income	(0.20)		(0.15)	–		(0.09)	(0.17)	(0.21)	(0.20)
Net realized gains	(0.31)		–	–		–	(0.57)	(0.65)	(1.26)

Total distributions	(0.51)		(0.15)	–		(0.09)	(0.74)	(0.86)	(1.46)

Net asset value, end of period	$14.07		$13.17	$12.49		$ 12.00	$10.69	$12.91	$15.94

TOTAL RETURN	11.14	%(b)	6.64%	4.08	%(b)	13.25%	(9.81)%	(14.07)%	12.32%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$520,563		$447,756	$354,242		$316,168	$301,142	$147,458	$179,670
Ratio of expenses to average net assets before expense waiver and reimbursement	0.08	%(c)	0.08%	0.18	%(c)	0.10%	0.17%	0.16%	0.22%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08	%(c)	0.08%	0.09	%(c)	0.09%	0.08%	0.10%	0.08%
Ratio of net investment income (loss) to average net assets	1.78	%(c)	1.26%	0.79	%(c)	1.22%	1.42%	1.62%	1.41%
Portfolio turnover rate	5	%(b)	25%	0	%(b)	21%	36%	36%	69%

	Retirement Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.18		$12.51	$12.02		$10.71	$12.93	$15.98	$15.58

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.14	0.01		0.11	0.10	0.18	0.20
Net realized and unrealized gain (loss) on total investments	1.30		0.65	0.48		1.28	(1.61)	(2.40)	1.64

Total gain (loss) from investment operations	1.40		0.79	0.49		1.39	(1.51)	(2.22)	1.84

Less distributions from:
Net investment income	(0.16)		(0.12)	–		(0.08)	(0.14)	(0.18)	(0.18)
Net realized gains	(0.31)		–	–		–	(0.57)	(0.65)	(1.26)

Total distributions	(0.47)		(0.12)	–		(0.08)	(0.71)	(0.83)	(1.44)

Net asset value, end of period	$14.11		$13.18	$12.51		$12.02	$10.71	$12.93	$15.98

TOTAL RETURN	11.02	%(b)	6.30%	4.08	%(b)	13.07%	(10.06)%	(14.34)%	12.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$337,985		$325,760	$383,599		$386,480	$303,721	$69,134	$54,334
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.33%	0.43	%(c)	0.35%	0.42%	0.41%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.33%	0.34	%(c)	0.34%	0.33%	0.35%	0.33%
Ratio of net investment income (loss) to average net assets	1.55	%(c)	1.02%	0.54	%(c)	0.97%	1.06%	1.53%	1.23%
Portfolio turnover rate	5	%(b)	25%	0	%(b)	21%	36%	36%	69%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

48	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

International Equity Index Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.23		$16.43	$15.82		$15.67	$16.09	$23.51	$19.33

Gain from investment operations:
Net investment income (loss) (a)	0.28		0.53	0.01		0.44	0.42	0.72	0.55
Net realized and unrealized gain (loss) on total investments	0.27		(1.38)	0.60		0.05	(0.31)	(7.40)	4.20

Total gain (loss) from investment operations	0.55		(0.85)	0.61		0.49	0.11	(6.68)	4.75

Less distributions from:
Net investment income	(0.44)		(0.35)	–		(0.34)	(0.53)	(0.52)	(0.42)
Net realized gains	–		–	–		–	–	(0.23)	(0.15)

Total distributions	(0.44)		(0.35)	–		(0.34)	(0.53)	(0.75)	(0.57)

Redemption Fees	–		–	–		–	–	0.01	–

Net asset value, end of period	$15.34		$15.23	$16.43		$15.82	$15.67	$16.09	$23.51

TOTAL RETURN	3.79	%(b)	(5.32)%	3.86	%(b)	3.14%	1.76%	(29.23)%	25.01%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$2,346,114		$1,647,918	$1,203,484		$1,001,071	$551,312	$411,451	$496,975
Ratio of expenses to average net assets before expense waiver and reimbursement	0.09	%(c)	0.09%	0.15	%(c)	0.10%	0.16%	0.11%	0.16%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09	%(c)	0.09%	0.15	%(c)	0.10%	0.15%	0.11%	0.15%
Ratio of net investment income (loss) to average net assets	3.80	%(c)	3.23%	0.88	%(c)	2.88%	3.33%	3.51%	2.54%
Portfolio turnover rate	3	%(b)	6%	3	%(b)	11%	31%	45%	46%

	Retirement Class

	4/30/12		10/31/11	10/31/10†		9/30/10	9/30/09	9/30/08	9/30/07

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.47		$16.68	$16.06		$15.92	$16.32	$23.87	$19.64

Gain from investment operations:
Net investment income (loss) (a)	0.26		0.51	0.01		0.39	0.40	0.70	0.56
Net realized and unrealized gain (loss) on total investments	0.28		(1.42)	0.61		0.06	(0.30)	(7.54)	4.22

Total gain (loss) from investment operations	0.54		(0.91)	0.62		0.45	0.10	(6.84)	4.78

Less distributions from:
Net investment income	(0.39)		(0.30)	–		(0.31)	(0.50)	(0.49)	(0.40)
Net realized gains	–		–	–		–	–	(0.23)	(0.15)

Total distributions	(0.39)		(0.30)	–		(0.31)	(0.50)	(0.72)	(0.55)

Redemption Fees	–		–	–		–	–	0.01	–

Net asset value, end of period	$15.62		$15.47	$16.68		$16.06	$15.92	$16.32	$23.87

TOTAL RETURN	3.67	%(b)	(5.54)%	3.86	%(b)	2.85%	1.57%	(29.44)%	24.75%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$638,051		$625,016	$783,583		$801,279	$692,158	$414,882	$297,164
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34	%(c)	0.34%	0.40	%(c)	0.35%	0.41%	0.35%	0.42%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.34%	0.40	%(c)	0.35%	0.40%	0.35%	0.34%
Ratio of net investment income (loss) to average net assets	3.50	%(c)	3.02%	0.62	%(c)	2.55%	3.08%	3.39%	2.51%
Portfolio turnover rate	3	%(b)	6%	3	%(b)	11%	31%	45%	46%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	49

Financial highlights	concluded

International Equity Index Fund ▪ For the period or year ended

	Premier Class

	4/30/12		10/31/11	10/31/10	†	9/30/10	9/30/09(d)

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.20		$16.41	$15.80		$15.67	$15.67

Gain from investment operations:
Net investment income (loss) (a)	0.27		0.49	0.01		0.48	0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.27		(1.36)	0.60		(0.02)	–

Total gain (loss) from investment operations	0.54		(0.87)	0.61		0.46	0.00	(e)

Less distributions from:
Net investment income	(0.42)		(0.34)	–		(0.33)	–
Net realized gains	–		–	–		–	–

Total distributions	(0.42)		(0.34)	–		(0.33)	–

Net asset value, end of period	$15.32		$15.20	$16.41		$15.80	$15.67

TOTAL RETURN	3.74	%(b)	(5.44)%	3.86	%(b)	2.97%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$139,356		$125,215	$60,259		$39,623	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.24	%(c)	0.24%	0.30	%(c)	0.25%	220.65	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.24	%(c)	0.24%	0.30	%(c)	0.25%	0.30	%(c)
Ratio of net investment income (loss) to average net assets	3.61	%(c)	3.02%	0.73	%(c)	3.24%	0.00	%(c)
Portfolio turnover rate	3	%(b)	6%	3	%(b)	11%	31%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	The Premier Class commenced operations on September 30, 2009.
(e)	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

50	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Financial highlights

Emerging Markets Equity Index Fund ▪ For the period or year ended

	Institutional Class

	4/30/12		10/31/11	10/31/10	‡

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.24		$11.33	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.25	0.03
Net realized and unrealized gain (loss) on total investments	0.37		(1.31)	1.30

Total gain (loss) from investment operations	0.45		(1.06)	1.33

Less distributions from:
Net investment income	(0.16)		(0.02)	–
Net realized gains	(0.04)		(0.01)	–

Total distributions	(0.20)		(0.03)	–

Net asset value, end of period	$10.49		$10.24	$11.33

TOTAL RETURN	4.50	%(b)	(9.36)%	13.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$231,989		$149,206	$109,910
Ratio of expenses to average net assets before expense waiver and reimbursement	0.41	%(c)	0.46%	1.30	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.25	%(c)	0.25%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.64	%(c)	2.26%	1.37	%(c)
Portfolio turnover rate	13	%(b)	38%	2	%(b)

	Retirement Class

	4/30/12		10/31/11	10/31/10	‡

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.22		$11.33	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.26	0.02
Net realized and unrealized gain (loss) on total investments	0.36		(1.35)	1.31

Total gain (loss) from investment operations	0.44		(1.09)	1.33

Less distributions from:
Net investment income	(0.14)		(0.01)	–
Net realized gains	(0.04)		(0.01)	–

Total distributions	(0.18)		(0.02)	–

Net asset value, end of period	$10.48		$10.22	$11.33

TOTAL RETURN	4.43	%(b)	(9.61)%	13.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$17,824		$9,356	$1,133
Ratio of expenses to average net assets before expense waiver and reimbursement	0.65	%(c)	0.70%	2.27	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.50%	0.50	%(c)
Ratio of net investment income (loss) to average net assets	1.49	%(c)	2.38%	1.12	%(c)
Portfolio turnover rate	13	%(b)	38%	2	%(b)

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	51

Financial highlights	concluded

Emerging Markets Equity Index Fund ▪ For the period or year ended

	Retail Class

	4/30/12		10/31/11	10/31/10	‡

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.21		$11.32	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.06		0.22	0.02
Net realized and unrealized gain (loss) on total investments	0.36		(1.31)	1.30

Total gain (loss) from investment operations	0.42		(1.09)	1.32

Less distributions from:
Net investment income	(0.12)		(0.01)	–
Net realized gains	(0.04)		(0.01)	–

Total distributions	(0.16)		(0.02)	–

Net asset value, end of period	$10.47		$10.21	$11.32

TOTAL RETURN	4.23	%(b)	(9.64)%	13.20	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$5,678		$5,313	$1,776
Ratio of expenses to average net assets before expense waiver and reimbursement	0.83	%(c)	0.88%	2.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.64%	0.64	%(c)
Ratio of net investment income (loss) to average net assets	1.21	%(c)	1.99%	0.89	%(c)
Portfolio turnover rate	13	%(b)	38%	2	%(b)

	Premier Class

	4/30/12		10/31/11	10/31/10	‡

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.23		$11.33	$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.23	0.02
Net realized and unrealized gain (loss) on total investments	0.37		(1.30)	1.31

Total gain (loss) from investment operations	0.44		(1.07)	1.33

Less distributions from:
Net investment income	(0.14)		(0.02)	–
Net realized gains	(0.04)		(0.01)	–

Total distributions	(0.18)		(0.03)	–

Net asset value, end of period	$10.49		$10.23	$11.33

TOTAL RETURN	4.45	%(b)	(9.50)%	13.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,558		$1,330	$1,133
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57	%(c)	0.62%	2.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.40%	0.40	%(c)
Ratio of net investment income (loss) to average net assets	1.46	%(c)	2.04%	1.22	%(c)
Portfolio turnover rate	13	%(b)	38%	2	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
‡	The Fund commenced operations on August 31, 2010.

52	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund and the Emerging Markets Equity Index Fund (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2008-2011) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	53

Notes to financial statements

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2012, there were no significant transfers between levels by the Funds.

As of April 30, 2012, 100% of the value of investments in the Large-Cap Growth Index Fund, Large-Cap Value Index Fund, and S&P 500 Index Fund was valued based on Level 1 inputs.

As of April 30, 2012, the Small-Cap Blend Index Fund held Level 3 securities valued at zero. All other investments were valued based on Level 1 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of April 30, 2012:

54	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Equity Index
Consumer discretionary	$462,924,133	$–	$–	$462,924,133
Consumer staples	356,766,630	–	–	356,766,630
Energy	396,732,526	–	–	396,732,526
Financials	610,570,360	–	–	610,570,360
Health care	433,780,397	–	–	433,780,397
Industrials*	425,403,755	–	–	425,403,755
Information technology	732,934,175	–	–	732,934,175
Materials	151,676,520	–	–	151,676,520
Telecommunication services	96,736,473	–	–	96,736,473
Utilities	133,134,362	–	–	133,134,362
Short-term investments	89,783,632	5,200,000	–	94,983,632
Futures**	43,355	–	–	43,355

Total	$3,890,486,318	$5,200,000	$–	$3,895,686,318

International Equity Index
Australia	$–	$270,349,715	$–	$270,349,715
France	–	261,497,283	–	261,497,283
Germany	–	259,736,805	–	259,736,805
Hong Kong	–	88,302,503	–	88,302,503
Japan	–	656,509,754	–	656,509,754
Netherlands	–	148,210,781	–	148,210,781
Spain	–	79,013,953	–	79,013,953
Sweden	–	95,562,823	–	95,562,823
Switzerland	–	261,734,486	–	261,734,486
United Kingdom	–	631,416,210	–	631,416,210
Others*	14,914,914	326,530,862	–	341,445,776
Short-term investments	351,782,343	15,200,000	–	366,982,343
Futures**	(9,112)	–	–	(9,112)

Total	$366,688,145	$3,094,065,175	$–	$3,460,753,320

Emerging Markets Equity Index
Brazil	$–	$35,164,334	$–	$35,164,334
China	–	42,903,162	–	42,903,162
India	–	15,793,839	–	15,793,839
Indonesia	–	6,874,041	–	6,874,041
Korea, Republic of*	54,080	38,470,213	–	38,524,293
Malaysia	–	8,520,165	–	8,520,165
Mexico	–	12,098,539	–	12,098,539
Russia*	3,211,194	13,439,798	–	16,650,992
South Africa	–	19,460,290	–	19,460,290
Taiwan	–	26,963,670	–	26,963,670
Thailand	–	5,361,631	–	5,361,631
Others*	6,165,046	22,074,329	–	28,239,375
Short-term investments	23,614,525	–	–	23,614,525

Total	$33,044,845	$247,124,011	$–	$280,168,856

*	Includes American Depositary Receipts in Level 1.
**	Derivatives instruments are not reflected in the portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2012, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives

Derivative contract	Location	Fair value amount	Location	Fair value amount

Large-Cap Growth Index Fund
Equity contracts	Futures*	$57,609		$–

Large-Cap Value Index Fund
Equity contracts	Futures*	39,674		–

Equity Index Fund
Equity contracts	Futures*	43,355		–

S&P 500 Index Fund
Equity contracts	Futures*	4,012		–

International Equity Index Fund
Equity contracts	Futures*	(9,112)		–

*

The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	55

Notes to financial statements

For the period ended April 30, 2012, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contract	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Large-Cap Growth Index Fund
Equity contracts	Futures transactions	$118,196	$57,609

Large-Cap Value Index Fund
Equity contracts	Futures transactions	390,872	39,674

Equity Index Fund
Equity contracts	Futures transactions	1,165,430	43,355

S&P 500 Index Fund
Equity contracts	Futures transactions	190,986	4,012

Small-Cap Blend Index Fund
Equity contracts	Futures transactions	534,255	–

International Equity Index Fund
Equity contracts	Futures transactions	(576,787)	98,544

Emerging Markets Equity Index Fund
Equity contracts	Futures transactions	(13,824)	–

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the period ended April 30, 2012, the Large-Cap Growth Index Fund, the Large-Cap Value Index Fund, the Equity Index Fund, the S&P 500 Index Fund, the Small-Cap Blend Index Fund, the International Equity Index Fund, and the Emerging Markets Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At April 30, 2012, the Funds held the following open futures contracts:

Fund	Future	Number of contracts	Market value	Expiration date	Unrealized gain (loss)

Large-Cap Growth	S&P 500
Index	E Mini Index	58	$4,041,440	June 2012	$57,609

Large-Cap Value	S&P 500
Index	E Mini Index	45	3,135,600	June 2012	39,674

	S&P 500
Equity Index	E Mini Index	40	2,787,200	June 2012	19,210
	S&P MidCap 400
Equity Index	E Mini Index	17	1,682,320	June 2012	24,145

Total		57	4,469,520		43,355

	S&P 500
S&P 500 Index	E Mini Index	9	627,120	June 2012	4,012

International	MSCI EAFE
Equity Index	E Mini Index	46	3,465,180	June 2012	(9,112)

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund (except Emerging Markets Equity Index Fund) reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund and the Retail Class of the Emerging Markets Equity Index Fund are subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund and the Retail Class of the Emerging Markets Equity Index Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and the Retail Class of the Emerging Markets Equity Index Fund, respectively.

56	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

continued

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2012, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentages of average daily net assets for each class:

	Investment management fee- effective rate	Service agreement fee	Maximum distribution fee		Maximum expense amounts‡

Fund		Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Large-Cap Growth Index	0.04%	0.25%	–%	–%	0.09%	0.34%	–%	–%
Large-Cap Value Index	0.04	0.25	–	–	0.09	0.34	–	–
Equity Index	0.04	0.25	0.25	0.15	0.09	0.34	0.48	0.24
S&P 500 Index	0.04	0.25	–	–	0.09	0.34	–	–
Small-Cap Blend Index	0.04	0.25	–	–	0.09	0.34	–	–
International Equity Index	0.04	0.25	–	0.15	0.15	0.40	–	0.30
Emerging Markets Equity Index	0.14	0.25	0.25	0.15	0.25	0.50	0.64	0.40

‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2013. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Emerging Markets Equity Index Fund, TIAA, an affiliate, invested in the Fund. In addition, a registered separate account of TIAA has various sub-accounts that invest in the funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of Funds’ shares owned by TIAA, its registered separate account (collectively “TIAA Access”), and other funds within the Trust:

Fund	TIAA	TIAA-CREF Lifecycle Index Funds	TIAA Access	Total

Large-Cap Growth Index	–%	–%	3%	3%
Large-Cap Value Index	–	–	3	3
Equity Index	–	17	1	18
S&P 500 Index	–	–	2	2
Small-Cap Blend Index	–	–	9	9
International Equity Index	–	5	4	9
Emerging Markets Equity Index	9	22	–	31

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2011	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Withholding expense	Shares at April 30, 2012	Value at April 30, 2012

Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the
State Street Navigator Securities Lending Trust	$110,612,367	$21,898,575	$12,462,448	$ –	$1,255,329	$ –	120,048,494	$120,048,494

International Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the
State Street Navigator Securities Lending Trust	$260,107,300	$262,652,984	$170,977,941	$ –	$1,615,424	$ –	351,782,343	$351,782,343

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	57

Notes to financial statements

Note 5—investments

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statements of Operations. In lending its securities, the Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Large-Cap Growth
Index	$748,832,925	$235,192,170	$(22,593,142)	$212,599,028
Large-Cap Value
Index	934,736,581	112,350,205	(108,422,651)	3,927,554
Equity Index	3,288,067,655	776,747,900	(169,172,592)	607,575,308
S&P 500 Index	1,301,944,948	313,012,537	(160,480,470)	152,532,067
Small-Cap Blend
Index	885,752,348	205,117,228	(113,741,413)	91,375,815
International Equity
Index	3,556,239,767	311,893,103	(407,370,438)	(95,477,335)
Emerging Markets
Equity Index	273,722,147	25,452,210	(19,005,501)	6,446,709

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2012 were as follows:

Fund	Non-U.S. government purchases	Non-U.S.. government sales

Large-Cap Growth Index	$126,478,596	$21,516,464
Large-Cap Value Index	79,892,446	29,024,641
Equity Index	179,844,128	68,492,272
S&P 500 Index	78,259,324	66,675,084
Small-Cap Blend Index	46,297,071	38,162,237
International Equity Index	324,286,763	78,556,935
Emerging Markets Equity Index	74,924,577	30,579,339

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2011 was as follows:

	2011

Fund	Ordinary Income	Long-term capital gains	Total

Large-Cap Growth Index	$7,887,002	$–	$7,887,002
Large-Cap Value Index	13,644,097	–	13,644,097
Equity Index	33,409,649	–	33,409,649
S&P 500 Index	22,166,675	–	22,166,675
Small-Cap Blend Index	8,262,883	–	8,262,883
International Equity Index	45,283,622	–	45,283,622
Emerging Markets Equity Index	324,680	–	324,680

The tax character of the fiscal year 2012 distributions will be determined at the end of the fiscal year.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the period ended April 30, 2012, the Equity Index Fund received $967,466,476, the S&P 500 Fund $52,384,692, the International Equity Index Fund $379,490,598, and the Emerging Markets Equity Index Fund $34,638,139 of securities for an in-kind purchase transaction. During the period ended April 30, 2012, the Funds did not have any in-kind redemption transactions.

58	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

concluded

Note 7—emerging markets risks

The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2012, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	59

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 29, 2012, at which it considered the annual renewal of the Agreement with respect to each Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 29, 2012 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Board meeting held on March 29, 2012, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

60	2012 Semiannual Report ▪ TIAA-CREF Funds: Equity Index Funds

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 29, 2012, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that

TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable). The Board also reviewed each Fund’s performance before any reductions for fees and expenses, and excluding the impact of fair valuation, securities lending and class action litigation, as compared to the Fund’s benchmark index, over the one-, three- and five-year periods (as applicable). In this regard, the Board considered that, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate remedial actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2010 with respect to the Funds. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had not earned profits with respect to the Funds under the Agreement and expected this trend to continue.

During its review of TAI’s profitability, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	61

Renewal of investment management agreement (unaudited)

potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board considered that because TAI operated each of the Funds at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff as certain of the Funds. The Board considered the schedule of fees for each of these funds and accounts, and the management fee rates actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors, among others, justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retirement Class shares of each Fund (except where otherwise noted). Because the Retirement Class generally has different non-management expenses than the Institutional, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retirement Class. References to a Fund’s “gross performance” mean its performance without including deductions of fees and expenses and the impact fair valuation, securities lending and class action litigation. All time periods referenced below ended as of December 31, 2011. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2011 under the Agreement.

International Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•

The Fund’s management fees were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”). The Fund’s total expenses were in the 2nd quintile of its Expense Group and Expense Universe.

•

The Fund was in the 1st quintile of the group of comparable funds identified by Lipper for performance comparison purposes (“Performance Group”) for the one-year period and in the 2nd quintile of its Performance Group for the two-, three-, four- and five-year periods. For the one-, two-, three-, four- and five-year periods, the Fund was in the 3rd quintile of its universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”).

•	For the one-, three- and five-year periods, the Fund’s relative gross performance as compared to its benchmark, the MSCI EAFE Index, was +14, -48 and +19 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Growth Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s management fees were in the 1st quintile of its Expense Group and Expense Universe and its total expenses were in the 2nd quintile of the Expense Group and Expense Universe.

62	2012 Semiannual Report ◈ TIAA-CREF Funds: Equity Index Funds

concluded

•	The Fund was in the 1st quintile of its Performance Universe for the one-, two-, three- and four-year periods, and in the 2nd quintile of its Performance Universe for the five-year period.
•	For the one-, three- and five-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 1000® Growth Index, was +1, +4 and +2 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Equity Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•

The Fund’s management fees were in the 1st quintile of its Expense Group and Expense Universe and its total expenses were in the 2nd and 3rd quintiles of its Expense Group and Expense Universe, respectively.

•	The Fund was in the 2nd quintile of its Performance Universe for the one-, two- and four-year periods and in the 3rd quintile of its Performance Universe for the three-, five- and ten-year periods.
•	For the one-, three- and five-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 3000® Index, was +3, +6 and +9 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

S&P 500 Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•

The Fund’s management fees were in the 1st quintile of its Expense Group and Expense Universe and its total expenses were in the 1st and 2nd quintiles of its Expense Group and Expense Universe, respectively.

•	The Fund was in the 2nd quintile of its Performance Group and Performance Universe for the one-, two-, three-, four- and five-year periods.
•	For the one-, three- and five-year periods, the Fund’s relative gross performance as compared to its benchmark, the S&P 500® Index, was -3, +1 and +5 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Value Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•

The Fund’s management fees were in the 1st quintile of its Expense Group and Expense Universe and its total expenses were in the 1st and 3rd quintiles of its Expense Group and Expense Universe, respectively.

•

The Fund was in the 2nd and 1st quintiles of its Performance Universe for the one- and two-year periods, respectively, and in the 3rd quintile of its Performance Universe for the three-, four- and five-year periods.

•	For the one-, three- and five-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell

1000® Value Index, was -1, +5 and +7 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Small-Cap Blend Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

The Fund was in the 3rd, 4th, 4th, 2nd and 2nd quintiles, respectively, of its Performance Group for the one-, two-, three-, four- and five-year periods. Additionally, the Fund was in the 3rd quintile of its Performance Universe for the two-, four- and five-year periods and the 4th quintile of its Performance Universe for the one- and three-year periods.

•	For the one-, three- and five-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 2000® Index, was +10, -3 and +12 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Index Fund
•	The Fund’s annual contractual management fee rate is 0.14% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Universe.
•	The Fund was in the 3rd quintile of its Performance Universe for the one-year and since inception periods.
•	For the one-year period, the Fund’s relative gross performance as compared to its benchmark, the MSCI Emerging Market Index, was -55 basis points.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund

TIAA-CREF Funds: Equity Index Funds ▪ 2012 Semiannual Report	63

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How to reach us

TIAA-CREF website
tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service
800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2012 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 0.6%
1,415,173		Ford Motor Co	$15,963,151

		TOTAL AUTOMOBILES & COMPONENTS	15,963,151

BANKS - 3.9%
507,126		Fifth Third Bancorp	7,216,403
887,368		Regions Financial Corp	5,980,860
350,176		TCF Financial Corp	4,016,519
971,304		US Bancorp	31,246,850
1,699,000		Wells Fargo & Co	56,797,570

		TOTAL BANKS	105,258,202

CAPITAL GOODS - 8.2%
134,603		Ametek, Inc	6,774,569
186,266		Boeing Co	14,305,229
210,065		Caterpillar, Inc	21,588,380
349,933		Eaton Corp	16,859,772
1,788,034		General Electric Co	35,009,706
557,639		Honeywell International, Inc	33,826,382
216,185		KBR, Inc	7,320,024
165,884	*	Owens Corning, Inc	5,698,115
107,311		Precision Castparts Corp	18,926,441
176,756		Roper Industries, Inc	18,011,436
57,447		SPX Corp	4,410,780
167,498		Stanley Works	12,254,154
131,034	*	Teledyne Technologies, Inc	8,467,417
242,996		Textron, Inc	6,473,413
253,687		Tyco International Ltd	14,239,451

		TOTAL CAPITAL GOODS	224,165,269

CONSUMER DURABLES & APPAREL - 1.5%
575,139		DR Horton, Inc	9,403,523
88,201	*,e	Garmin Ltd	4,156,913
205,343		Jarden Corp	8,610,032
38,707	*,e	Lululemon Athletica, Inc	2,869,737
45,215	*	Under Armour, Inc (Class A)	4,427,905
82,668		VF Corp	12,569,669

		TOTAL CONSUMER DURABLES & APPAREL	42,037,779

CONSUMER SERVICES - 3.2%
26,409	*	Chipotle Mexican Grill, Inc (Class A)	10,937,287
135,852		McDonald’s Corp	13,238,778
212,933		Royal Caribbean Cruises Ltd	5,827,976
412,418		Starbucks Corp	23,664,545

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

113,297		Starwood Hotels & Resorts Worldwide, Inc	$6,707,183
83,235		Wynn Resorts Ltd	11,103,549
217,221		Yum! Brands, Inc	15,798,483

		TOTAL CONSUMER SERVICES	87,277,801

DIVERSIFIED FINANCIALS - 5.8%
308,382		American Express Co	18,567,680
165,670		Ameriprise Financial, Inc	8,980,971
2,318,385		Bank of America Corp	18,802,102
880,724		Blackstone Group LP	11,942,617
315,160		Citigroup, Inc	10,412,887
675,972		Discover Financial Services	22,915,451
148,362		Goldman Sachs Group, Inc	17,083,884
85,729	*	IntercontinentalExchange, Inc	11,405,386
675,971		JPMorgan Chase & Co	29,053,234
579,838		SLM Corp	8,598,998

		TOTAL DIVERSIFIED FINANCIALS	157,763,210

ENERGY - 10.1%
343,338		Anadarko Petroleum Corp	25,135,775
500,541		Chevron Corp	53,337,649
128,379	*	Cobalt International Energy, Inc	3,435,422
75,355	*	Concho Resources, Inc	8,076,549
86,895		Devon Energy Corp	6,069,616
570,216		El Paso Corp	16,918,309
361,278		Ensco International plc (ADR)	19,743,843
879,981		Exxon Mobil Corp	75,977,559
145,351		National Oilwell Varco, Inc	11,011,792
365,779		Occidental Petroleum Corp	33,366,360
74,167		Pioneer Natural Resources Co	8,590,022
322,191	*	Southwestern Energy Co	10,174,792
82,388		Transocean Ltd	4,151,531

		TOTAL ENERGY	275,989,219

FOOD & STAPLES RETAILING - 2.4%
192,930		Costco Wholesale Corp	17,010,638
475,940		Walgreen Co	16,686,456
344,483		Wal-Mart Stores, Inc	20,293,494
123,428		Whole Foods Market, Inc	10,253,164

		TOTAL FOOD & STAPLES RETAILING	64,243,752

FOOD, BEVERAGE & TOBACCO - 7.9%
71,606	*	Annie’s, Inc	2,849,203
801,323		Coca-Cola Co	61,156,971
218,938		Corn Products International, Inc	12,492,602
115,395	e	Groupe Danone	8,123,700
343,918		Hershey Co	23,045,945
123,039		Lorillard, Inc	16,645,946
142,785		Mead Johnson Nutrition Co	12,216,685
223,413	*	Monster Beverage Corp	14,512,909
633,314		Philip Morris International, Inc	56,687,936
64,665		Remy Cointreau S.A.	7,211,484

		TOTAL FOOD, BEVERAGE & TOBACCO	214,943,381

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 2.3%
491,200		Cardinal Health, Inc	$20,763,024
121,172	*	Cerner Corp	9,825,838
350,595	*	Express Scripts Holding Co	19,559,695
120,999	*	SXC Health Solutions Corp	10,960,089

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	61,108,646

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
130,910		Colgate-Palmolive Co	12,952,235
304,160		Estee Lauder Cos (Class A)	19,876,856
144,665		Herbalife Ltd	10,172,843
457,129		Procter & Gamble Co	29,091,690

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	72,093,624

INSURANCE - 2.9%
376,285		ACE Ltd	28,586,372
295,953		Aon plc	15,330,365
410,382		Prudential Financial, Inc	24,844,526
177,936		Travelers Cos, Inc	11,444,844

		TOTAL INSURANCE	80,206,107

MATERIALS - 3.0%
76,620		Airgas, Inc	7,021,457
214,937		Cytec Industries, Inc	13,663,545
322,961		Du Pont (E.I.) de Nemours & Co	17,265,495
51,312		FMC Corp	5,667,410
195,225		LyondellBasell Industries AF S.C.A	8,156,500
271,293		Monsanto Co	20,667,101
165,821		Southern Copper Corp (NY)	5,452,194
70,139	*	WR Grace & Co	4,180,986

		TOTAL MATERIALS	82,074,688

MEDIA - 2.4%
305,688		CBS Corp (Class B)	10,194,695
809,567		Comcast Corp (Class A)	24,554,167
375,583		DISH Network Corp (Class A)	12,007,388
431,804		Viacom, Inc (Class B)	20,031,388

		TOTAL MEDIA	66,787,638

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.5%
479,655		Abbott Laboratories	29,767,389
124,891	*	Alexion Pharmaceuticals, Inc	11,280,155
196,038		Allergan, Inc	18,819,648
185,953	e	Bayer AG.	13,102,971
137,983	*	Biogen Idec, Inc	18,491,102
180,727	*	BioMarin Pharmaceuticals, Inc	6,271,227
342,949		Biovail Corp	19,078,253
339,034		Bristol-Myers Squibb Co	11,313,565
511,922	*	Gilead Sciences, Inc	26,625,063

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

1,300	*	Idenix Pharmaceuticals, Inc	$11,401
119,854	*	Jazz Pharmaceuticals PLC	6,116,150
67,514	*	Mettler-Toledo International, Inc	12,106,611
47,574		Novo Nordisk AS (Class B)	7,013,500
2,648,192		Pfizer, Inc	60,723,042
237,466		Shire Ltd	7,739,640
366,439		Teva Pharmaceutical Industries Ltd (ADR)	16,760,920
211,522		Warner Chilcott plc	4,600,603
253,546	*	Watson Pharmaceuticals, Inc	19,107,227

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	288,928,467

REAL ESTATE - 1.1%
328,846		American Tower Corp	21,565,721
373,644		Weyerhaeuser Co	7,607,392

		TOTAL REAL ESTATE	29,173,113

RETAILING - 4.7%
52,035	*	Amazon.com, Inc	12,066,917
580,793		Foot Locker, Inc	17,766,458
132,317		GNC Holdings, Inc	5,168,302
665,626		Home Depot, Inc	34,472,771
458,478		Macy’s, Inc	18,806,768
112,259		Tiffany & Co	7,685,251
485,551		TJX Companies, Inc	20,252,332
117,751		Tractor Supply Co	11,587,876

		TOTAL RETAILING	127,806,675

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
382,646		Avago Technologies Ltd	13,193,634
729,363	*	Imagination Technologies Group plc	8,137,235
924,258		Intel Corp	26,248,927
953,065	*	ON Semiconductor Corp	7,872,317

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	55,452,113

SOFTWARE & SERVICES - 8.9%
293,557	*	Aspen Technology, Inc	5,806,558
209,873	*	BMC Software, Inc	8,659,360
605,114	*	eBay, Inc	24,839,930
461,309	*	Electronic Arts, Inc	7,094,932
34,201	*	Equinix, Inc	5,615,804
132,669		Fidelity National Information Services, Inc	4,466,965
43,789	*	Google, Inc (Class A)	26,502,416
275,680		IAC/InterActiveCorp	13,273,992
129,511		International Business Machines Corp	26,819,138
60,911	*	LinkedIn Corp	6,605,798
149,587	*	Micros Systems, Inc	8,501,029
1,340,893		Microsoft Corp	42,935,394
1,192,803		Oracle Corp	35,056,480
15,160	*,m	Splunk, Inc	514,682
1,404,406	*	Symantec Corp	23,200,787
268,648	*	Yahoo!, Inc	4,174,790

		TOTAL SOFTWARE & SERVICES	244,068,055

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 9.5%
211,369	*	Apple, Inc			$123,490,224
1,571,459		Cisco Systems, Inc			31,664,899
6,936	*	Comverse Technology, Inc			44,737
460,641	*	EMC Corp			12,994,683
149,626	*,e	Fusion-io, Inc			3,837,907
449,108		Hewlett-Packard Co			11,119,914
951,735	*	JDS Uniphase Corp			11,563,580
181,367		Motorola, Inc			9,255,158
181,190	*	NetApp, Inc			7,035,608
696,715		Qualcomm, Inc			44,478,286
160,121	*	Riverbed Technology, Inc			3,159,187

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			258,644,183

TELECOMMUNICATION SERVICES - 1.5%
1,175,407		AT&T, Inc			38,682,644
110,699	*	Level 3 Communications, Inc			2,552,719

		TOTAL TELECOMMUNICATION SERVICES			41,235,363

TRANSPORTATION - 1.6%
623,104		CSX Corp			13,901,450
101,761		Kansas City Southern Industries, Inc			7,837,632
140,172	*	Old Dominion Freight Line			6,233,449
208,790		United Parcel Service, Inc (Class B)			16,314,851

		TOTAL TRANSPORTATION			44,287,382

UTILITIES - 2.1%
216,079		American Water Works Co, Inc			7,398,545
394,280	*	Calpine Corp			7,392,750
367,237		Edison International			16,162,101
137,013		Exelon Corp			5,344,877
363,624		NiSource, Inc			8,963,332
712,079		NV Energy, Inc			11,856,115

		TOTAL UTILITIES			57,117,720

		TOTAL COMMON STOCKS			2,696,625,538

		(Cost $2,201,976,155)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 0.8%
$ 22,600,000		Federal Home Loan Bank (FHLB)	0.030%	05/01/12	22,600,000

					22,600,000

TREASURY DEBT - 0.4%			0.010	05/03/12	9,999,977

10,000,000		United States Treasury Bill			9,999,977

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
		TIAA-CREF Short Term Lending Portfolio of the State Street
35,263,924	c	Navigator Securities Lending Trust	$35,263,924

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	35,263,924

		TOTAL SHORT-TERM INVESTMENTS	67,863,901

		(Cost $67,863,901)

		TOTAL INVESTMENTS - 101.2%	2,764,489,439
		(Cost $2,269,840,056)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%	(32,944,259)

		NET ASSETS - 100.0%	$2,731,545,180

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $33,005,442.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.4%

BELGIUM - 0.5%
291,553	e	UCB S.A.	$13,633,103

		TOTAL BELGIUM	13,633,103

FRANCE - 2.7%
223,684		BNP Paribas	9,027,758
868,074		Compagnie de Saint-Gobain	36,446,494
372,367		Edenred	11,896,207
140,000	e	Technip S.A.	15,898,451

		TOTAL FRANCE	73,268,910

GERMANY - 19.3%
2,452,833	e	Bayer AG.	172,836,147
336,581	e	Beiersdorf AG.	23,620,158
1,710,608	e	Henkel KGaA (Preference)	127,294,928
1,223,324		Lanxess AG.	97,396,597
490,207	e	Merck KGaA	53,883,486
589,300	*,e	Rheinmetall AG.	33,115,247

		TOTAL GERMANY	508,146,563

HONG KONG - 4.2%
49,051,000	e	Li & Fung Ltd	104,598,412
7,882,000		Trinity Ltd	6,563,306

		TOTAL HONG KONG	111,161,718

INDIA - 3.9%
6,755,853		DLF Ltd	23,899,745
6,338,947		HDFC Bank Ltd	65,272,333
921,318		United Spirits Ltd	13,653,659

		TOTAL INDIA	102,825,737

IRELAND - 0.2%
623,131	*	Smurfit Kappa Group plc	5,249,668

		TOTAL IRELAND	5,249,668

ITALY - 0.5%
243,522		Saipem S.p.A.	12,036,435

		TOTAL ITALY	12,036,435

JAPAN - 13.4%
510,500		Canon, Inc	23,139,847
520,300		Daikin Industries Ltd	13,746,722
485,958		Denso Corp	15,713,579
8,350		Fanuc Ltd	1,408,231

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

107,300	e	Fast Retailing Co Ltd	$23,978,105
8,774,000		Hitachi Ltd	55,883,748
395,200		JS Group Corp	7,760,311
863,400		JTEKT Corp	9,462,821
62,997		Kao Corp	1,688,026
46,930		Komatsu Ltd	1,350,644
528,000	e	Konami Corp	15,270,123
58,557		Mitsubishi Corp	1,269,044
454,984		Mitsubishi Electric Corp	3,996,848
657,000		Mitsubishi Heavy Industries Ltd	2,979,510
2,253,347		Mitsubishi UFJ Financial Group, Inc	10,819,467
46,000		Mitsui Trust Holdings, Inc	134,759
98,800		Nintendo Co Ltd	13,336,408
106,347		Nomura Holdings, Inc	435,929
1,207,350		Shin-Etsu Chemical Co Ltd	69,687,886
42,150		Sony Corp	681,725
133,150		Sumitomo Corp	1,892,220
27,000		Sumitomo Metal Mining Co Ltd	354,168
18,000		Suruga Bank Ltd	179,529
10,619,500	e	Teijin Ltd	35,712,174
915,900		Toyota Motor Corp	37,531,509
96,900	e	United Arrows Ltd	2,213,867
601,600		Ushio, Inc	7,848,065

		TOTAL JAPAN	358,475,265

NETHERLANDS - 0.1%
29,422		Royal Dutch Shell plc (A Shares)	1,049,363

		TOTAL NETHERLANDS	1,049,363

SWEDEN - 5.3%
1,725,853	e	Assa Abloy AB (Class B)	50,233,404
3,785,687	e	SKF AB (B Shares)	89,690,099

		TOTAL SWEDEN	139,923,503

SWITZERLAND - 13.8%
1,776,325	*,e	Adecco S.A.	86,655,048
111,702		Burckhardt Compression Holding AG.	30,909,447
6,621,528	*,e	Clariant AG.	84,299,920
27,212	*	Givaudan S.A.	26,416,976
140,757	e	Nestle S.A.	8,626,891
453,817		Swatch Group AG. Reg	36,277,407
520,906	*	Tecan Group AG.	39,628,226
3,965,359	*	UBS AG. (Switzerland)	49,520,154

		TOTAL SWITZERLAND	362,334,069

TAIWAN - 0.6%
5,043,000		Advanced Semiconductor Engineering, Inc	5,071,212
888,000		Richtek Technology Corp	5,362,541
12,810,000		Yageo Corp	3,661,696

		TOTAL TAIWAN	14,095,449

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UNITED KINGDOM - 31.9%
230,763	*,e	Afren plc			$505,210
16,711,806		Barclays plc			59,165,550
574,717		BG Group plc			13,560,548
3,948,652		Carnival plc			128,259,120
2,804,771	*	Compass Group plc			29,321,876
7,288,585		Filtrona plc			54,959,021
51,689,838	e	Man Group plc			86,839,257
1,143,289		Petrofac Ltd			32,285,687
2,144,354	*	Reckitt Benckiser Group plc			124,830,043
7,619,151		Reed Elsevier plc			63,048,861
64,252		Rio Tinto plc			3,601,630
100,435	*,e	Rockhopper Exploration plc			554,594
5,388,152		Smiths Group plc			93,590,574
2,308,414		Tullow Oil plc			57,591,427
2,425,545		Wolseley plc			92,344,322

		TOTAL UNITED KINGDOM			840,457,720

		TOTAL COMMON STOCKS			2,542,657,503

		(Cost $2,590,172,703)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 22.8%
GOVERNMENT AGENCY DEBT - 3.4%
$89,000,000		Federal Home Loan Bank (FHLB)	0.030%	05/01/12	89,000,000

		TOTAL GOVERNMENT AGENCY DEBT			89,000,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 19.4%
		TIAA-CREF Short Term Lending Portfolio of the State Street
511,248,172	a,c	Navigator Securities Lending Trust			511,248,172

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			511,248,172

		TOTAL SHORT-TERM INVESTMENTS			600,248,172

		(Cost $600,248,172)

		TOTAL INVESTMENTS - 119.2%			3,142,905,675
		(Cost $3,190,420,875)
		OTHER ASSETS & LIABILITIES, NET - (19.2)%			(505,583,165)

		NET ASSETS - 100.0%			$2,637,322,510

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $478,152,514.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2012

SECTOR	VALUE	% OF NET ASSETS

INDUSTRIALS	$576,595,258	21.9%
CONSUMER DISCRETIONARY	448,187,767	17.0
MATERIALS	377,678,040	14.3
FINANCIALS	305,294,481	11.6
CONSUMER STAPLES	299,713,705	11.4
HEALTH CARE	279,980,962	10.6
ENERGY	133,481,715	5.0
INFORMATION TECHNOLOGY	121,725,575	4.6
SHORT - TERM INVESTMENTS	600,248,172	22.8
OTHER ASSETS & LIABILITIES, NET	(505,583,165)	(19.2)

NET ASSETS	$2,637,322,510	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.1%

AUSTRALIA - 0.7%
1,503,956	*	Cockatoo Coal Ltd	$421,238
41,924		Iluka Resources Ltd	732,346
86,434	e	Kingsgate Consolidated Ltd	554,563
172,270		Pan Australian Resources Ltd	577,413
85,940	*	Sandfire Resources NL	687,936
97,912	e	Whitehaven Coal Ltd	539,034

		TOTAL AUSTRALIA	3,512,530

BRAZIL - 13.9%
132,700		Aliansce Shopping Centers S.A.	1,254,494
82,124		Banco Bradesco S.A. (Preference)	1,319,654
79,700		Banco do Brasil S.A.	985,928
284,900		Banco Itau Holding Financeira S.A.	4,483,907
369,400		BM&F Bovespa S.A.	2,077,469
190,300		BR Malls Participacoes S.A.	2,364,087
80,548		BR Properties S.A.	999,376
249,200		Brasil Brokers Participacoes S.A.	852,390
90,400		Brazil Insurance Participco	988,820
182,000		Brazil Pharma S.A.	1,050,285
56,635	*	BTG Pactual Participations Ltd	908,882
185,600		Cia de Concessoes Rodoviarias	1,441,061
79,625		Cia Energetica de Minas Gerais	1,578,172
46,100		Cia Hering	1,143,945
72,800		Cosan SA Industria e Comercio	1,264,161
99,000		EcoRodovias Infraestrutura e Logistica S.A.	825,801
306,700		Empresa Brasileira de Aeronautica S.A.	2,645,200
168,000	*	Fertilizantes Heringer S.A.	1,242,714
36,500		Fleury S.A.	470,288
54,400		Iochpe-Maxion S.A.	943,791
105,600	*	Magazine Luiza S.A.	630,448
120,000		Mills Estruturas e Servicos de	1,560,633
54,400	*	MPX Energia S.A.	1,461,493
161,500		MRV Engenharia e Participacoes S.A.	939,608
58,200		Multiplan Empreendimentos Imobiliarios S.A.	1,373,974
73,600		Multiplus S.A.	1,594,670
250,600	*	OGX Petroleo e Gas Participacoes S.A.	1,739,337
108,200	*	OSX Brasil S.A.	851,455
81,300		Perdigao S.A.	1,486,402
767,045		Petroleo Brasileiro S.A.	9,009,856
173,100		Raia Drogasil S.A.	1,865,264
64,200		Restoque Comercio e Confeccoes de Roupas S.A.	1,239,104
58,800		Santos Brasil Participacoes S.A.	1,024,138
147,300		Souza Cruz S.A.	2,294,330
88,187	*	T4F Entretenimento S.A.	805,927

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

15,300	*	Tam S.A. (Preference)	$370,109
336,909		Tim Participacoes S.A.	2,004,327
104,900		Ultrapar Participacoes S.A.	2,382,903
84,320	*	UNICASA Industria de Moveis S.A.	698,483
374,100		Vale S.A.	8,360,654

		TOTAL BRAZIL	70,533,540

CAMBODIA - 0.3%
2,756,000		NagaCorp Ltd	1,279,129

		TOTAL CAMBODIA	1,279,129

CANADA - 0.2%
42,549		Pacific Rubiales Energy Corp	1,223,563

		TOTAL CANADA	1,223,563

CHILE - 1.3%
197,107		Centros Comerciales Sudamericanos S.A.	1,251,676
433,472		Empresa Nacional de Electricidad S.A.	788,783
42,091	*	Lan Airlines S.A.	1,189,498
218,872		Parque Arauco S.A	425,251
143,165		SACI Falabella	1,397,740
27,840		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,627,931

		TOTAL CHILE	6,680,879

CHINA - 12.9%
2,441,000	e	Agricultural Bank of China	1,154,469
1,022,000	e	Air China Ltd	738,189
12,611	*	Baidu, Inc (ADR)	1,673,480
1,756,000	e	Beijing Capital International Airport Co Ltd	1,144,049
246,500	e	Beijing Enterprises Holdings Ltd	1,375,575
456,000	*,e	Brilliance China Automotive Holdings Ltd	491,909
7,840,090		China Construction Bank	6,084,253
477,500		China Merchants Bank Co Ltd	1,031,021
358,000	e	China Merchants Holdings International Co Ltd	1,152,762
798,600	e	China Metal Recycling Holdings Ltd	911,331
289,000		China Mobile Hong Kong Ltd	3,197,358
1,156,000	e	China National Building Material Co Ltd	1,549,268
796,000	e	China Overseas Land & Investment Ltd	1,720,169
644,400		China Pacific Insurance Group Co Ltd	2,086,814
5,569,000	*,e	China Shipping Container Lines Co Ltd	1,804,152
3,335,000	e	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	1,248,839
2,480,000		CNOOC Ltd	5,240,607
2,166,000	e	Country Garden Holdings Co Ltd	934,120
1,565,000		CPMC Holdings Ltd	1,063,246
636,000	e	Dongfeng Motor Group Co Ltd	1,243,931
1,111,000	e	Dongyue Group	827,045
460,000		First Tractor Co	427,508
445,000	e	Golden Eagle Retail Group Ltd	1,161,571
385,500	e	Great Wall Motor Co Ltd	827,335
10,418,834	e	Industrial & Commercial Bank of China	6,922,627
725,000	e	Intime Department Store Group Co Ltd	911,497
1,999,500	e	KWG Property Holding Ltd	1,309,392

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

2,010,000		Lenovo Group Ltd	$1,922,213
86,859	*,e	Melco PBL Entertainment Macau Ltd (ADR)	1,348,052
438,500	e	Ping An Insurance Group Co of China Ltd	3,642,295
936,000	e	Prime Success International Group Ltd	1,330,488
196,300	e	Tencent Holdings Ltd	6,141,007
1,008,000	e	Want Want China Holdings Ltd	1,230,387
156,000	*	Xinao Gas Holdings Ltd	545,043
357,000	e	Zhuzhou CSR Times Electric Co Ltd	1,006,414

		TOTAL CHINA	65,398,416

COLOMBIA - 1.7%
79,661		Almacenes Exito S.A.	1,292,743
41,181		BanColombia S.A.	675,298
18,521,313		Bolsa de Valores de Colombia	358,366
184,559		Cementos Argos S.A.	1,277,602
1,348,352		Ecopetrol S.A.	4,360,924
48,232		Inversiones Argos S.A.	465,248

		TOTAL COLOMBIA	8,430,181

CZECH REPUBLIC - 0.2%
5,000		Komercni Banka AS	918,591

		TOTAL CZECH REPUBLIC	918,591

HONG KONG - 2.7%
585,000		AIA Group Ltd	2,070,240
22,290	*,m	Asia Pacific Investment Partners Limited	158,011
308,000	e	China Resources Land Ltd	589,388
203,000	*,e	Galaxy Entertainment Group Ltd (purchased 8/31/10, cost $476,279)	632,839
2,467,000	*,e	Genting Hong Kong Ltd	909,502
1,612,000	e	Hutchison Telecommunications Hong Kong Holdings Ltd	716,227
865,500		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	1,249,393
866,000		Lee & Man Holding Ltd	687,564
1,094,000	e	Li & Fung Ltd	2,332,891
892,000		Noble Group Ltd	846,609
332,000		Shangri-La Asia Ltd	702,620
3,460,000		Singamas Container Holdings Ltd	1,031,023
1,454,500	e	Techtronic Industries Co	1,745,793

		TOTAL HONG KONG	13,672,100

INDIA - 5.7%
177,283	*	Cairn India Ltd	1,157,881
363,914		DLF Ltd	1,287,395
195,405		Exide Industries Ltd	478,908
13,497		Grasim Industries Ltd	656,567
65,821		Havells India Ltd	692,348
222,419		HDFC Bank Ltd	2,290,255
106,718		Housing Development Finance Corp	1,360,372
110,471		ICICI Bank Ltd	1,849,457
370,252		Infrastructure Development Finance Co Ltd	846,237
454,632		ITC Ltd	2,115,633
55,205		Larsen & Toubro Ltd	1,281,898
132,869		Lupin Ltd	1,391,193

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

116,980		Opto Circuits India Ltd	$412,713
143,288		Phoenix Mills Ltd	570,297
110,769		Sobha Developers Ltd	693,808
3,033,382	*	SpiceJet Ltd	1,710,444
150,235		Sun Pharmaceuticals Industries Ltd	1,715,591
62,233		Tata Consultancy Services Ltd	1,467,720
315,943		Tata Motors Ltd	1,888,425
146,106		Tata Steel Ltd	1,281,759
146,203		United Spirits Ltd	2,166,685
51,716		UTI Bank Ltd	1,082,857
316,582		ZEE Telefilms Ltd	756,621

		TOTAL INDIA	29,155,064

INDONESIA - 3.7%
702,500		Modern Internasional Tbk	202,544
1,001,500		PT ACE Hardware Indonesia Tbk	559,895
9,978,000		PT Alam Sutera Realty Tbk	650,421
299,000	*	PT Astra International Tbk	2,302,528
1,929,500		PT Bank Mandiri Persero Tbk	1,547,362
1,110,500		PT Bank Negara Indonesia	484,447
4,605,000		PT Global MediaCom Tbk	829,940
90,000		PT Gudang Garam Tbk	577,995
1,159,000	*	PT Harum Energy Indonesia Tbk	897,931
184,500		PT Indo Tambangraya Megah	796,274
582,000	*	PT Indocement Tunggal Prakarsa Tbk	1,139,629
554,000	*	PT Indomobil Sukses Internasional Tbk	1,066,687
2,277,000		PT Jasa Marga Tbk	1,321,280
37,323,500	*	PT Kawasan Industri Jababeka Tbk	931,526
5,884,375		PT Lippo Karawaci Tbk	530,299
929,898	*	PT Sumber Alfaria Trijaya Tbk	541,829
3,675,500		PT Summarecon Agung Tbk	690,027
622,000		PT Surya Citra Media Tbk	574,400
214,500		PT Tambang Batubara Bukit Asam Tbk	429,355
530,000		PT United Tractors Tbk	1,700,186
490,000		Straits Asia Resources Ltd	775,167

		TOTAL INDONESIA	18,549,722

JAPAN - 0.3%
24,100		Uni-Charm Corp	1,348,189

		TOTAL JAPAN	1,348,189

KOREA, REPUBLIC OF - 13.6%
1,680		Amorepacific Corp	1,612,919
6,765		Doosan Corp	821,958
36,060		Hana Financial Group, Inc	1,229,326
124,750		Hynix Semiconductor, Inc	3,074,765
7,197		Hyundai Heavy Industries	1,788,455
26,125		Hyundai Motor Co	6,167,334
16,599		Hyundai Steel Co	1,436,106
56,436		KB Financial Group, Inc	1,909,402
2,178		KCC Corp	556,962
42,994		Kia Motors Corp	3,154,854

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

8,485		KIWOOM Securities Co Ltd	$503,253
24,000		Korea Investment Holdings Co Ltd	823,439
7,509		LG Chem Ltd	1,876,968
27,501		LG Corp	1,391,922
4,294		LG Household & Health Care Ltd	2,248,854
21,410	*	LG.Philips LCD Co Ltd	472,634
6,585		Mando Corp	1,048,669
8,637		NCsoft	2,227,609
24,330		Samsung Corp	1,645,916
22,135		Samsung Electronics Co Ltd	27,092,385
6,592		Samsung Engineering Co Ltd	1,248,030
8,871		Samsung Fire & Marine Insurance Co Ltd	1,692,907
45,670		Samsung Heavy Industries Co Ltd	1,669,705
68,256		Shinhan Financial Group Co Ltd	2,368,917
3,607		SK Corp	384,017
8,955		SK Energy Co Ltd	1,237,828

		TOTAL KOREA, REPUBLIC OF	69,685,134

MACAU - 0.6%
425,600	e	Sands China Ltd	1,666,346
416,000	e	Wynn Macau Ltd	1,329,721

		TOTAL MACAU	2,996,067

MALAYSIA - 0.2%
830,700		Gamuda BHD	974,368

		TOTAL MALAYSIA	974,368

MEXICO - 5.6%
145,700	e	Alfa S.A. de C.V. (Class A)	2,079,919
297,896	*	Alpek SAB de C.V.	657,496
886,206		Alsea SAB de C.V.	1,213,725
4,761,900		America Movil S.A. de C.V. (Series L)	6,349,955
3,075,784	*	Cemex S.A. de C.V.	2,219,598
666,300	*	Empresas ICA Sociedad Controladora S.A. de C.V.	1,205,647
389,500	*,e	Fomento Economico Mexicano S.A. de C.V.	3,166,007
480,100	*	Genomma Lab Internacional S.A. de C.V.	846,978
639,080		Grupo Financiero Banorte S.A. de C.V.	3,096,307
190,600		Grupo Modelo S.A. (Series C)	1,346,028
30,235		Industrias Penoles S.A. de C.V.	1,413,595
421,900		Mexichem SAB de C.V.	1,568,932
1,215,300		Wal-Mart de Mexico S.A. de C.V. (Series V)	3,475,365

		TOTAL MEXICO	28,639,552

MONGOLIA - 0.1%
814,500	*,e	Mongolian Mining Corp	654,359

		TOTAL MONGOLIA	654,359

PERU - 1.3%
250,052		Alicorp S.A.	676,149
41,772		Bolsa de Valores de Lima S.A.	150,287
54,023	*	Cementos Pacasmayo SAA (ADR)	656,920

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

24,780		Cia de Minas Buenaventura S.A. (ADR) (Series B)	$1,022,671
15,754		Credicorp Ltd (NY)	2,062,356
591,191		Ferreyros S.A.	653,769
260,311		Grana y Montero S.A.	883,312
16,497	f	Intergroup Financial Services Corp (purchased 08/31/10, cost $277,229)	541,102

		TOTAL PERU	6,646,566

PHILIPPINES - 2.1%
1,465,400		Ayala Land, Inc	741,307
433,620		Banco de Oro Universal Bank	678,033
451,300		DMCI Holdings, Inc	635,593
47,040	*	GT Capital Holdings, Inc	567,109
698,220		International Container Term Services, Inc	1,120,361
9,760,000	*	Metro Pacific Investments Corp	1,034,380
532,909		Metropolitan Bank & Trust	1,148,822
739,400		Nickel Asia Corp	610,466
30,240		Philippine Stock Exchange, Inc	264,412
1,822,200	*	Robinsons Land Corp	744,977
245,820	*	Security Bank Corp	829,498
33,460		SM Investments Corp	551,702
2,770,500		SM Prime Holdings	1,094,576
499,760		Universal Robina	767,847

		TOTAL PHILIPPINES	10,789,083

POLAND - 0.7%
24,967		Bank Pekao S.A.	1,178,139
788,792	*	Get Bank S.A.	475,281
24,503	*	Orbis S.A.	297,160
13,370		Powszechny Zaklad Ubezpieczen S.A.	1,352,825
18,935		Warsaw Stock Exchange	231,821

		TOTAL POLAND	3,535,226

PORTUGAL - 0.1%
38,794	e	Jeronimo Martins SGPS S.A.	726,009

		TOTAL PORTUGAL	726,009

RUSSIA - 7.9%
46,430	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/06/10, cost $956,939)	1,327,370
810,791		Gazprom OAO (ADR)	9,390,623
57,924	f	Globaltrans Investment plc (GDR) (purchased 08/31/10, cost $486,674)	1,134,532
208,566	f	LSR Group OJSC (GDR) (purchased 12/06/10, cost $538,504)	1,116,369
81,420		LUKOIL (ADR)	5,009,058
72,272	f	Magnit OAO (GDR) (purchased 08/31/10, cost $1,028,530)	2,117,861
39,539	*,f	Mail.ru (GDR) (purchased 06/16/11, cost $835,687)	1,709,985
68,276		MMC Norilsk Nickel (ADR)	1,214,610
87,936		Mobile TeleSystems (ADR)	1,720,028
84,260	*,f	NOMOS-BANK (GDR) (purchased 04/19/11, cost $944,573)	1,132,891
39,638	f	NovaTek OAO (GDR) (purchased 08/31/10, cost $3,517,532)	5,061,044
138,754	f	O’Key Group S.A. (GDR) (purchased 11/02/10, cost $425,053)	1,223,117
460,533		Sberbank of Russian Federation (ADR)	5,964,976
103,367	f	TransContainer OAO (GDR) (purchased 09/09/11, cost $414,880)	1,064,680
21,576	f	Uralkali (GDR) (purchased 11/09/11, cost $746,271)	816,443

		TOTAL RUSSIA	40,003,587

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

SINGAPORE - 1.1%
1,178,000	*	Golden Agri-Resources Ltd	$697,306
163,000		Keppel Corp Ltd	1,449,841
564,000		Petra Foods Ltd	1,125,721
317,000		SembCorp Marine Ltd	1,297,066
252,000	e	Wilmar International Ltd	986,653

		TOTAL SINGAPORE	5,556,587

SOUTH AFRICA - 5.4%
270,132		African Bank Investments Ltd	1,350,495
48,767	*	Aspen Pharmacare Holdings Ltd	788,275
220,434	e	AVI Ltd	1,367,719
36,499		Capitec Bank Holdings Ltd	1,042,478
123,351	*	Clicks Group Ltd	741,821
630,739		FirstRand Ltd	2,051,310
67,764		Foschini Ltd	1,123,334
514,006		Growthpoint Properties Ltd	1,388,655
99,897	*	Imperial Holdings Ltd	2,172,159
17,410	e	Kumba Iron Ore Ltd	1,232,953
283,265		Life Healthcare Group Holdings Pte Ltd	980,044
87,953		Mr Price Group Ltd	1,191,152
76,460		Naspers Ltd (N Shares)	4,613,347
448,615		Sanlam Ltd	1,935,582
59,034		Sasol Ltd	2,806,744
108,737		Vodacom Group Pty Ltd	1,511,958
214,874	e	Woolworths Holdings Ltd	1,345,101

		TOTAL SOUTH AFRICA	27,643,127

TAIWAN - 8.6%
2,108,000		Advanced Semiconductor Engineering, Inc	2,119,793
179,000		Asustek Computer, Inc	1,798,156
710,000		Career Technology Co Ltd	1,015,166
306,000		Catcher Technology Co Ltd	1,942,860
1,408,748		Chinatrust Financial Holding Co	892,979
917,000		Far EasTone Telecommunications Co Ltd	1,984,295
286,000		FLEXium Interconnect, Inc	910,272
489,000		Formosa Chemicals & Fibre Corp	1,411,427
36,100		Formosa International Hotels Corp	487,360
558,000		Formosa Plastics Corp	1,578,247
779,676		Fubon Financial Holding Co Ltd	806,631
1,916,374	*	Fuhwa Financial Holdings Co Ltd	912,876
94,000		High Tech Computer Corp	1,410,965
1,793,900		Hon Hai Precision Industry Co, Ltd	5,640,335
158,850		Huaku Development Co Ltd	379,725
1,783,580		Mega Financial Holding Co Ltd	1,402,284
662,000		Nan Ya Plastics Corp	1,358,294
249,000		Richtek Technology Corp	1,503,686
144,000		Simplo Technology Co Ltd	1,096,425
510,000		Synnex Technology International Corp	1,191,007
416,000		Taiwan Fertilizer Co Ltd	989,854

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

4,000,000		Taiwan Semiconductor Manufacturing Co Ltd	$11,822,534
3,688,000		Yageo Corp	1,054,203

		TOTAL TAIWAN	43,709,374

THAILAND - 3.4%
216,400		Advanced Info Service PCL	1,286,787
1,802,100		Amata Corp PCL (Foreign)	1,046,041
123,400		Bangkok Bank PCL (ADR)	764,282
112,800		Bangkok Bank PCL (Foreign)	709,885
467,000		BEC World PCL (Foreign)	780,586
787,100	*	Charoen Pokphand Foods Public Co Ltd	1,040,588
278,900		CP Seven Eleven PCL	691,581
9,108,100		Jasmine International PCL	934,951
276,600		Kasikornbank PCL - NVDR	1,465,745
1,534,500		LPN Development PCL	860,512
2,546,610		Minor International PCL (Foreign)	1,164,486
135,100		PTT PCL	1,537,724
10,147,700		Quality House PCL	615,546
600,100	*	Robinson Department Store PCL (ADR)	1,035,779
70,800		Siam Cement PCL (ADR)	804,360
262,900		Siam Commercial Bank PCL	1,286,714
830,300		Tisco Bank PCL	1,131,255

		TOTAL THAILAND	17,156,822

TURKEY - 1.2%
209,892		Arcelik AS	921,019
33,349		Coca-Cola Icecek AS	469,308
371,427	*	Emlak Konut Gayrimenkul Yatiri	488,775
167,595		Enka Insaat ve Sanayi AS	525,160
158,616		KOC Holding AS	589,115
53,975	*	Migros Ticaret AS	533,472
363,472		Sinpas Gayrimenkul Yatirim Ortakligi AS	258,764
169,045	*	TAV Havalimanlari Holding AS	890,267
404,608	*	Turkiye Garanti Bankasi AS	1,489,581

		TOTAL TURKEY	6,165,461

UKRAINE - 0.2%
71,277	*,f	MHP SA (GDR) (purchased 11/22/10, cost $1,105,233)	977,071

		TOTAL UKRAINE	977,071

UNITED KINGDOM - 0.9%
717,570	*	Afren plc	1,570,979
50,344		Antofagasta plc	969,468
81,437		Standard Chartered plc (Hong Kong)	1,995,269

		TOTAL UNITED KINGDOM	4,535,716

UNITED STATES - 0.5%
50,960	*	Kosmos Energy LLC	620,693
16,858		Las Vegas Sands Corp	935,450
25,126		Southern Copper Corp (NY)	826,143

		TOTAL UNITED STATES	2,382,286

		TOTAL COMMON STOCKS	493,478,299

		(Cost $472,812,432)

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 1.0%

BRAZIL - 1.0%
122,560		Ambev Cia De Bebidas Das			$5,162,418

		TOTAL BRAZIL			5,162,418

		TOTAL PREFERRED STOCKS			5,162,418

		(Cost $4,054,391)

RIGHTS / WARRANTS - 0.0%
BRAZIL - 0.0%
298		Cia de Bebidas das Americas			3,858

		TOTAL BRAZIL			3,858

		TOTAL RIGHTS / WARRANTS			3,858

		(Cost $0)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 9.1%
GOVERNMENT AGENCY DEBT - 1.2%
$6,400,000		Federal Home Loan Bank (FHLB)	0.030%	05/01/12	6,400,000

		TOTAL GOVERNMENT AGENCY DEBT			6,400,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.9%
		TIAA-CREF Short Term Lending Portfolio of the State Street
40,163,543	c	Navigator Securities Lending Trust			40,163,543

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			40,163,543

		TOTAL SHORT-TERM INVESTMENTS			46,563,543

		(Cost $46,563,543)

		TOTAL INVESTMENTS - 107.2%			545,208,118
		(Cost $523,430,366)
		OTHER ASSETS & LIABILITIES, NET - (7.2)%			(36,272,348)

		NET ASSETS - 100.0%			$508,935,770

		Abbreviation(s):
		ADR American Depositary Receipt
		GDR Global Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $38,363,050.
	f	Restricted security. At 04/30/12, the aggregate value of these securities amounted to $18,222,465 or 3.6% of net assets.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2012

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$120,961,535	23.8%
INFORMATION TECHNOLOGY	77,287,200	15.2
CONSUMER DISCRETIONARY	61,080,342	12.0
ENERGY	58,387,588	11.5
INDUSTRIALS	53,047,131	10.4
CONSUMER STAPLES	49,643,251	9.8
MATERIALS	47,553,069	9.3
TELECOMMUNICATION SERVICES	19,705,886	3.9
HEALTH CARE	6,605,082	1.3
UTILITIES	4,373,491	0.9
SHORT - TERM INVESTMENTS	46,563,543	9.1
OTHER ASSETS & LIABILITIES, NET	(36,272,348)	(7.2)

NET ASSETS	$508,935,770	100.0%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.8%

AUTOMOBILES & COMPONENTS - 1.3%
260,463	*,e	BorgWarner, Inc	$20,586,996

		TOTAL AUTOMOBILES & COMPONENTS	20,586,996

CAPITAL GOODS - 8.8%
412,627		Boeing Co	31,689,754
207,142		Caterpillar, Inc	21,287,983
53,654		Cummins, Inc	6,214,743
333,706		Honeywell International, Inc	20,242,606
185,828		Precision Castparts Corp	32,774,484
189,305		Roper Industries, Inc	19,290,179
99,014		Stanley Works	7,243,864

		TOTAL CAPITAL GOODS	138,743,613

COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
517,498	*	Nielsen Holdings NV	15,121,292
203,491	*	Verisk Analytics, Inc	9,960,884

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	25,082,176

CONSUMER DURABLES & APPAREL - 4.9%
641,826		Burberry Group plc	15,470,752
200,142		Coach, Inc	14,642,389
36,298	*	Fossil, Inc	4,743,060
280,312		Nike, Inc (Class B)	31,358,503
68,177		Ralph Lauren Corp	11,744,852

		TOTAL CONSUMER DURABLES & APPAREL	77,959,556

CONSUMER SERVICES - 6.4%
11,043	*	Chipotle Mexican Grill, Inc (Class A)	4,573,458
129,118		Las Vegas Sands Corp	7,164,758
298,086	*	Orient-Express Hotels Ltd (Class A)	3,186,539
669,392		Starbucks Corp	38,409,713
263,435		Starwood Hotels & Resorts Worldwide, Inc	15,595,352
117,759		Wynn Resorts Ltd	15,709,051
220,834		Yum! Brands, Inc	16,061,257

		TOTAL CONSUMER SERVICES	100,700,128

DIVERSIFIED FINANCIALS - 3.1%
195,507		American Express Co	11,771,476
951,925		Blackstone Group LP	12,908,103
106,962	*	IntercontinentalExchange, Inc	14,230,224
259,327		Moody’s Corp	10,619,441

		TOTAL DIVERSIFIED FINANCIALS	49,529,244

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

ENERGY - 4.0%
123,471		Anadarko Petroleum Corp	$9,039,312
135,692	*	Concho Resources, Inc	14,543,468
382,413		National Oilwell Varco, Inc	28,971,609
36,400	*	Southwestern Energy Co	1,149,512
266,313		Suncor Energy, Inc	8,796,673

		TOTAL ENERGY	62,500,574

FOOD, BEVERAGE & TOBACCO - 1.7%
134,253		Mead Johnson Nutrition Co	11,486,687
176,423		Philip Morris International, Inc	15,791,623

		TOTAL FOOD, BEVERAGE & TOBACCO	27,278,310

HEALTH CARE EQUIPMENT & SERVICES - 2.9%
237,402	*	Cerner Corp	19,250,928
13,001	*	Edwards Lifesciences Corp	1,078,693
43,828	*	Intuitive Surgical, Inc	25,341,350

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	45,670,971

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
378,835		Estee Lauder Cos (Class A)	24,756,867
174,849		Herbalife Ltd	12,295,382

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	37,052,249

MATERIALS - 3.8%
322,528		Ecolab, Inc	20,541,808
527,701		Monsanto Co	40,200,262

		TOTAL MATERIALS	60,742,070

MEDIA - 4.6%
519,400		Comcast Corp (Class A)	15,753,402
311,412	*	DIRECTV	15,343,269
244,523	*	Discovery Communications, Inc (Class A)	13,306,942
98,368		Scripps Networks Interactive (Class A)	4,940,041
533,225		Walt Disney Co	22,987,330

		TOTAL MEDIA	72,330,984

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
239,250		Agilent Technologies, Inc	10,091,565
258,035	*	Alexion Pharmaceuticals, Inc	23,305,721
94,794	*	Alkermes PLC	1,639,936
306,717		Allergan, Inc	29,444,832
152,817	*	Biogen Idec, Inc	20,479,006
139,077	*	BioMarin Pharmaceuticals, Inc	4,825,972
113,740		Biovail Corp	6,327,356
76,972	*	Gilead Sciences, Inc	4,003,314
158,069	*,e	Illumina, Inc	7,038,813
97,509		Novo Nordisk AS (Class B)	14,375,066
85,344	*	Watson Pharmaceuticals, Inc	6,431,524

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	127,963,105

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 0.4%
101,091		American Tower Corp	$6,629,548

		TOTAL REAL ESTATE	6,629,548

RETAILING - 5.9%
257,247	*	Amazon.com, Inc	59,655,579
114,157		GNC Holdings, Inc	4,458,973
317,285		Home Depot, Inc	16,432,190
16,763	*	Priceline.com, Inc	12,753,626

		TOTAL RETAILING	93,300,368

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
91,427		Avago Technologies Ltd	3,152,403
427,979		Texas Instruments, Inc	13,669,649

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	16,822,052

SOFTWARE & SERVICES - 24.1%
462,127	*	Adobe Systems, Inc	15,508,982
395,242	*	Autodesk, Inc	15,560,677
76,401	*	Baidu, Inc (ADR)	10,138,413
433,381	*	eBay, Inc	17,790,290
75,882	*	Google, Inc (Class A)	45,926,063
159,000	*,e	Gree, Inc	4,300,416
959,876		Intuit, Inc	55,644,012
54,315	*	LinkedIn Corp	5,890,462
53,404		Mastercard, Inc (Class A)	24,153,027
1,612,158		Microsoft Corp	51,621,299
571,090	*	Nuance Communications, Inc	13,957,440
67,252	*	Rackspace Hosting, Inc	3,906,668
375,433	*	Red Hat, Inc	22,379,561
147,005	*	Salesforce.com, Inc	22,893,089
217,528		SAP AG.	14,425,042
166,254	*	TIBCO Software, Inc	5,469,757
322,301		Visa, Inc (Class A)	39,636,577
98,897	*	VMware, Inc (Class A)	11,048,773

		TOTAL SOFTWARE & SERVICES	380,250,548

TECHNOLOGY HARDWARE & EQUIPMENT - 11.7%
175,184	*	Apple, Inc	102,349,500
1,157,816		Cisco Systems, Inc	23,329,992
863,862	*	EMC Corp	24,369,547
207,621	*	Juniper Networks, Inc	4,449,317
464,145		Qualcomm, Inc	29,631,017

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	184,129,373

TRANSPORTATION - 1.0%
226,791		CSX Corp	5,059,707
127,197		FedEx Corp	11,223,864

		TOTAL TRANSPORTATION	16,283,571

		TOTAL COMMON STOCKS	1,543,555,436

		(Cost $1,267,498,664)

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 4.3%

GOVERNMENT AGENCY DEBT - 2.7%
$42,600,000		Federal Home Loan Bank (FHLB)	0.030%	05/01/12	$42,600,000

					42,600,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
		TIAA-CREF Short Term Lending Portfolio of the State Street
25,620,167	c	Navigator Securities Lending Trust			25,620,167

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			25,620,167

		TOTAL SHORT-TERM INVESTMENTS			68,220,167

		(Cost $68,220,167)

		TOTAL INVESTMENTS - 102.1%			1,611,775,603
		(Cost $1,335,718,831)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%			(32,106,547)

		NET ASSETS - 100.0%			$1,579,669,056

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $24,864,380.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUTOMOBILES & COMPONENTS - 0.8%
605,559	*	American Axle & Manufacturing Holdings, Inc	$5,867,867
653,883		Ford Motor Co	7,375,800
120,672	*	Visteon Corp	6,054,114

		TOTAL AUTOMOBILES & COMPONENTS	19,297,781

BANKS - 6.1%
126,290		BB&T Corp	4,046,332
4,100,500		BOC Hong Kong Holdings Ltd	12,674,086
275,871		Fifth Third Bancorp	3,925,644
422,431		First Horizon National Corp	3,877,917
1,613,862		Huntington Bancshares, Inc	10,796,737
1,654,772		Regions Financial Corp	11,153,163
164,691		SunTrust Banks, Inc	3,998,697
663,057		TCF Financial Corp	7,605,264
953,209		US Bancorp	30,664,733
2,174,046		Wells Fargo & Co	72,678,358

		TOTAL BANKS	161,420,931

CAPITAL GOODS - 8.1%
323,984		Boeing Co	24,881,971
532,542		CAE, Inc	5,822,193
3,031,739		General Electric Co	59,361,449
300,984		Honeywell International, Inc	18,257,689
302,054		Ingersoll-Rand plc	12,843,336
89,853		L-3 Communications Holdings, Inc	6,607,790
1,337,714		Masco Corp	17,631,071
146,707	*	Owens Corning, Inc	5,039,385
204,602	*,e	Polypore International, Inc	7,641,885
223,503		SPX Corp	17,160,560
353,209		Textron, Inc	9,409,488
495,145		Tyco International Ltd	27,792,489

		TOTAL CAPITAL GOODS	212,449,306

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
307,264		Edenred	9,816,327

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,816,327

CONSUMER DURABLES & APPAREL - 1.2%
329,831		Jarden Corp	13,829,814
1,888,104	*	Pulte Homes, Inc	18,578,943

		TOTAL CONSUMER DURABLES & APPAREL	32,408,757

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 0.5%
174,594		Carnival Corp	$5,672,559
747,341	*	Orient-Express Hotels Ltd (Class A)	7,989,075

		TOTAL CONSUMER SERVICES	13,661,634

DIVERSIFIED FINANCIALS - 7.5%
336,850		Apollo Management LP	4,325,154
5,339,514		Bank of America Corp	43,303,459
1,065,223		Blackstone Group LP	14,444,424
1,082,486		Citigroup, Inc	35,765,337
231,476		Deutsche Bank AG.	10,049,088
155,911		Discover Financial Services	5,285,383
112,919		Goldman Sachs Group, Inc	13,002,623
165,613	e	iShares Russell 1000 Value Index Fund	11,491,886
646,500		JPMorgan Chase & Co	27,786,570
830,478		Morgan Stanley	14,350,660
165,177		State Street Corp	7,634,481
817,258	*	UBS A.G.	10,109,481

		TOTAL DIVERSIFIED FINANCIALS	197,548,546

ENERGY - 11.1%
263,396		Anadarko Petroleum Corp	19,283,221
203,129		Baker Hughes, Inc	8,960,020
154,876		Cabot Oil & Gas Corp	5,442,343
205,435		Cenovus Energy, Inc	7,447,019
599,834		Chevron Corp	63,918,311
527,201	*	Cobalt International Energy, Inc	14,107,899
60,052	*	Concho Resources, Inc	6,436,373
87,180		ConocoPhillips	6,244,703
185,492	e	Crescent Point Energy Corp	8,104,302
326,449		Energy Transfer Partners LP	16,201,664
39,977		Equitable Resources, Inc	1,991,654
513,811	e	EXCO Resources, Inc	3,771,373
82,581		Exxon Mobil Corp	7,130,044
100,843		Hess Corp	5,257,954
137,768		Marathon Petroleum Corp	5,732,527
723,434	*	Matador Resources Co	8,377,366
270,165		Occidental Petroleum Corp	24,644,451
528,456	*	Southwestern Energy Co	16,688,640
9,963		Spectra Energy Corp	306,263
307,053		Sunoco, Inc	15,134,642
277,953		Transocean Ltd	14,006,052
1,752,894	*	Weatherford International Ltd	25,013,797
225,580		Williams Cos, Inc	7,676,487

		TOTAL ENERGY	291,877,105

FOOD & STAPLES RETAILING - 0.9%
119,022		CVS Corp	5,310,762
516,131		Walgreen Co	18,095,553

		TOTAL FOOD & STAPLES RETAILING	23,406,315

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 4.7%
514,503		Altria Group, Inc	$16,572,142
71,619	e	Anheuser-Busch InBev NV (ADR)	5,200,972
471,084	e	Consumer Staples Select Sector SPDR Fund	16,096,941
148,372		General Mills, Inc	5,770,187
594,069		Kraft Foods, Inc (Class A)	23,685,531
84,061		Lorillard, Inc	11,372,613
62,011		Mead Johnson Nutrition Co	5,305,661
190,634		PepsiCo, Inc	12,581,844
58,956		Philip Morris International, Inc	5,277,151
164,399	*	Ralcorp Holdings, Inc	11,969,891
82,712		Remy Cointreau S.A.	9,224,098

		TOTAL FOOD, BEVERAGE & TOBACCO	123,057,031

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
160,183		Baxter International, Inc	8,875,740
1,032,360	*	Boston Scientific Corp	6,462,574
524,724		Cardinal Health, Inc	22,180,083
165,494		Cigna Corp	7,650,788
318,287	*	Hologic, Inc	6,085,647
558,192		UnitedHealth Group, Inc	31,342,481
63,913		WellPoint, Inc	4,334,580

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	86,931,893

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
1,044,783		Procter & Gamble Co	66,489,990

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	66,489,990

INSURANCE - 6.9%
279,868		ACE Ltd	21,261,572
322,924		Allstate Corp	10,763,057
132,104		Aon plc	6,842,987
48	*	Berkshire Hathaway, Inc	5,798,400
190,772	*	Berkshire Hathaway, Inc (Class B)	15,347,607
72,513		Everest Re Group Ltd	7,186,038
171,494		Hartford Financial Services Group, Inc	3,524,202
488,750		Marsh & McLennan Cos, Inc	16,348,688
66,264		Max Capital Group Ltd	1,585,698
502,566		Metlife, Inc	18,107,453
62,847		PartnerRe Ltd	4,375,408
600,692		Principal Financial Group	16,621,148
340,334		Prudential Financial, Inc	20,603,820
71,633		RenaissanceRe Holdings Ltd	5,591,672
296,389		Travelers Cos, Inc	19,063,740
376,933		XL Capital Ltd	8,107,829

		TOTAL INSURANCE	181,129,319

MATERIALS - 2.4%
139,704		Ashland, Inc	9,202,303
212,233		Dow Chemical Co	7,190,454
327,521	*	Georgia Gulf Corp	11,610,619
332,470	*	Louisiana-Pacific Corp	3,008,854
306,744		PolyOne Corp	4,251,472
379,000	e	Teijin Ltd	1,274,534

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

217,719		Walter Energy, Inc	$14,436,947
207,337	e	Westlake Chemical Corp	13,259,201

		TOTAL MATERIALS	64,234,384

MEDIA - 2.0%
416,948		Cablevision Systems Corp (Class A)	6,179,169
449,462		DISH Network Corp (Class A)	14,369,300
384,633		News Corp (Class A)	7,538,807
69,790		Scripps Networks Interactive (Class A)	3,504,854
518,041		Walt Disney Co	22,332,748

		TOTAL MEDIA	53,924,878

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.0%
388,559		Amgen, Inc	27,630,430
1,782,062	*	Biovitrum AB	5,804,060
96,255		Bristol-Myers Squibb Co	3,212,029
250,200		Eli Lilly & Co	10,355,778
636,399		Johnson & Johnson	41,423,211
1,170,191		Merck & Co, Inc	45,918,295
3,073,798		Pfizer, Inc	70,482,188
872,671		Teva Pharmaceutical Industries Ltd (ADR)	39,915,972
431,200		Warner Chilcott plc	9,378,600
121,273	*	Watson Pharmaceuticals, Inc	9,139,133

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	263,259,696

REAL ESTATE - 2.9%
37,426		Boston Properties, Inc	4,051,365
1,322,315		Chimera Investment Corp	3,821,490
507,411	*	Forest City Enterprises, Inc (Class A)	8,093,205
127,657		General Growth Properties, Inc	2,272,295
591,579		Kimco Realty Corp	11,482,548
178,111		Potlatch Corp	5,574,874
4,788	*	Rouse Properties, Inc	64,351
102,176		SL Green Realty Corp	8,423,389
179,351		Starwood Property Trust, Inc	3,743,055
20,272		Vornado Realty Trust	1,740,149
1,040,827		Weyerhaeuser Co	21,191,238
1,054,000		Wharf Holdings Ltd	6,250,601

		TOTAL REAL ESTATE	76,708,560

RETAILING - 4.6%
403,687		Best Buy Co, Inc	8,909,372
275,095	e	Expedia, Inc	11,727,300
28,709		Home Depot, Inc	1,486,839
726,675		JC Penney Co, Inc	26,203,900
2,080,000		Li & Fung Ltd	4,435,479
898,329		Lowe’s Companies, Inc	28,270,414
423,587		Target Corp	24,542,631
554,765	*	Urban Outfitters, Inc	16,065,994

		TOTAL RETAILING	121,641,929

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
198,011		Avago Technologies Ltd	$6,827,419
575,328	*,e	Freescale Semiconductor Holdings Ltd	7,139,821
1,103,841		Intel Corp	31,349,084
415,903	*	Lam Research Corp	17,322,360
961,405	*	ON Semiconductor Corp	7,941,205
1,055,253	*	RF Micro Devices, Inc	4,569,246
458,893		Texas Instruments, Inc	14,657,042

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	89,806,177

SOFTWARE & SERVICES - 3.8%
64,217	*	Alliance Data Systems Corp	8,251,242
522,223	*	AOL, Inc	13,076,464
118,982		DST Systems, Inc	6,660,613
853,466	*	eBay, Inc	35,034,779
13,115	*	Google, Inc (Class A)	7,937,592
35,330	*	Vantiv, Inc	795,632
237,833		Visa, Inc (Class A)	29,248,702

		TOTAL SOFTWARE & SERVICES	101,005,024

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
2,143,942		Cisco Systems, Inc	43,200,431
1,308,362		Corning, Inc	18,774,995
1,390,585		Hewlett-Packard Co	34,430,884
450,000		Hitachi Ltd	2,866,160
839,113	*	JDS Uniphase Corp	10,195,223
465,270	*	Juniper Networks, Inc	9,970,736
94,871	*	SanDisk Corp	3,511,176

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	122,949,605

TELECOMMUNICATION SERVICES - 4.8%
2,851,000		AT&T, Inc	93,826,410
775,916		Verizon Communications, Inc	31,331,488

		TOTAL TELECOMMUNICATION SERVICES	125,157,898

TRANSPORTATION - 1.2%
134,201		FedEx Corp	11,841,896
361,882	*	UAL Corp	7,932,453
53,136		Union Pacific Corp	5,974,612
368,835		UTI Worldwide, Inc	6,148,480

		TOTAL TRANSPORTATION	31,897,441

UTILITIES - 4.8%
497,714	*	Calpine Corp	9,332,137
410,669		Centerpoint Energy, Inc	8,299,621
22,696		Entergy Corp	1,487,950
926,386		Exelon Corp	36,138,318
217,755		FirstEnergy Corp	10,195,289
124,517		NextEra Energy, Inc	8,012,669
283,800		NV Energy, Inc	4,725,270
259,140		PG&E Corp	11,448,805

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

363,296		PPL Corp			$9,936,145
2,546,114	*	RRI Energy, Inc			5,423,223
168,320	e	Utilities Select Sector SPDR Fund			6,002,291
611,256		Xcel Energy, Inc			16,540,587

		TOTAL UTILITIES			127,542,305

		TOTAL COMMON STOCKS			2,597,622,832

		(Cost $2,427,194,789)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 4.6%
TREASURY DEBT - 1.5%
$10,000,000		United States Treasury Bill	0.010%	05/17/12	9,999,911
29,900,000		United States Treasury Bill	0.040	05/03/12	29,899,934

					39,899,845

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.1%
		TIAA-CREF Short Term Lending Portfolio of the State Street
80,350,840	c	Navigator Securities Lending Trust			80,350,840

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			80,350,840

		TOTAL SHORT-TERM INVESTMENTS			120,250,685

		(Cost $120,250,685)

		TOTAL INVESTMENTS - 103.1%			2,717,873,517
		(Cost $2,547,445,474)
		OTHER ASSETS & LIABILITIES, NET - (3.1)%			(82,258,508)

		NET ASSETS - 100.0%			$2,635,615,009

Abbreviation(s):
ADR American Depositary Receipt
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $78,314,208.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

BANKS - 1.1%
791,863		CapitalSource, Inc	$5,107,517
166,196	*	Signature Bank	10,917,415

		TOTAL BANKS	16,024,932

CAPITAL GOODS - 12.1%
242,484		Chicago Bridge & Iron Co NV (ADR)	10,771,139
232,050		Cooper Industries plc	14,519,369
226,537		Crane Co	9,997,078
47,743		Cummins, Inc	5,530,072
137,321		Flowserve Corp	15,782,302
197,071		Joy Global, Inc	13,946,715
317,696		KBR, Inc	10,757,187
103,231	*	Middleby Corp	10,474,850
246,083	*,e	MRC Global, Inc	4,823,227
178,668	*	Owens Corning, Inc	6,137,246
177,258		Roper Industries, Inc	18,062,590
206,773		Snap-On, Inc	12,931,583
207,963		Timken Co	11,751,989
119,796	*	TransDigm Group, Inc	15,108,671
411,255		Trinity Industries, Inc	12,173,148

		TOTAL CAPITAL GOODS	172,767,166

COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
181,064	*	Clean Harbors, Inc	12,355,807
159,575	*	Portfolio Recovery Associates, Inc	10,981,952
158,117		Towers Watson & Co	10,340,852
219,394	*	Verisk Analytics, Inc	10,739,336

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	44,417,947

CONSUMER DURABLES & APPAREL - 4.0%
135,949		Coach, Inc	9,946,029
54,118	*	Fossil, Inc	7,071,599
267,385		Jarden Corp	11,211,453
112,688		Polaris Industries, Inc	8,951,935
264,176	*,e	SodaStream International Ltd	9,074,446
176,004		Tupperware Corp	10,963,289

		TOTAL CONSUMER DURABLES & APPAREL	57,218,751

CONSUMER SERVICES - 3.4%
28,112	*	Chipotle Mexican Grill, Inc (Class A)	11,642,585
69,536	*	Panera Bread Co (Class A)	10,981,125
235,000		Starwood Hotels & Resorts Worldwide, Inc	13,912,000
89,500		Wynn Resorts Ltd	11,939,300

		TOTAL CONSUMER SERVICES	48,475,010

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 5.4%
98,117	*	Affiliated Managers Group, Inc	$11,148,054
484,228	*,e	Financial Engines, Inc	11,059,767
106,106	*	IntercontinentalExchange, Inc	14,116,342
461,486	e	iShares Russell Midcap Growth Index Fund	29,004,395
306,000		Moody’s Corp	12,530,700

		TOTAL DIVERSIFIED FINANCIALS	77,859,258

ENERGY - 8.3%
404,923	*	Cobalt International Energy, Inc	10,835,739
193,488	*	Concho Resources, Inc	20,738,044
229,112	e	Crescent Point Energy Corp	10,010,097
784,862	*	Denbury Resources, Inc	14,943,772
844,160		El Paso Corp	25,046,227
177,528	*	Laredo Petroleum Holdings, Inc	4,690,290
92,148		Lufkin Industries, Inc	7,080,653
120,522		Saipem S.p.A.	5,956,978
810,673	*,e	Solazyme, Inc	8,917,403
378,518		Tullow Oil plc	9,443,450

		TOTAL ENERGY	117,662,653

FOOD & STAPLES RETAILING - 0.9%
149,560		Whole Foods Market, Inc	12,423,949

		TOTAL FOOD & STAPLES RETAILING	12,423,949

FOOD, BEVERAGE & TOBACCO - 2.9%
180,168		Corn Products International, Inc	10,280,386
76,942	*,e	Green Mountain Coffee Roasters, Inc	3,750,922
218,226	*	Hain Celestial Group, Inc	10,322,090
33,156		Lorillard, Inc	4,485,675
111,895		Remy Cointreau S.A.	12,478,606

		TOTAL FOOD, BEVERAGE & TOBACCO	41,317,679

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
121,839	*	Air Methods Corp	10,247,878
186,413	*	Cerner Corp	15,116,230
174,372	*	DaVita, Inc	15,445,872
91,511		Humana, Inc	7,383,107
29,852	*	Intuitive Surgical, Inc	17,260,427
178,816	*	Pediatrix Medical Group, Inc	12,560,036
145,518	*	Sirona Dental Systems, Inc	7,350,114

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	85,363,664

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
141,964		Estee Lauder Cos (Class A)	9,277,347
151,093		Herbalife Ltd	10,624,860
98,000		Nu Skin Enterprises, Inc (Class A)	5,223,400

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	25,125,607

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

MATERIALS - 6.9%
97,206		Airgas, Inc	$8,907,958
157,627		Ashland, Inc	10,382,891
119,120		Barrick Gold Corp	4,816,022
613,935	*	Calgon Carbon Corp	8,496,860
127,903		Celanese Corp (Series A)	6,198,179
69,912		CF Industries Holdings, Inc	13,497,211
98,239		Cleveland-Cliffs, Inc	6,116,360
358,224	*	Crown Holdings, Inc	13,247,123
185,337		Cytec Industries, Inc	11,781,873
153,484		Ecolab, Inc	9,775,396
81,233		Walter Energy, Inc	5,386,560

		TOTAL MATERIALS	98,606,433

MEDIA - 1.4%
264,672		DISH Network Corp (Class A)	8,461,564
984,954		Interpublic Group of Cos, Inc	11,632,307

		TOTAL MEDIA	20,093,871

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
416,910		Agilent Technologies, Inc	17,585,264
623,900	*	Akorn, Inc	7,567,907
217,117	*	Alexion Pharmaceuticals, Inc	19,610,008
247,248	*	Alkermes PLC	4,277,390
245,616	*	BioMarin Pharmaceuticals, Inc	8,522,875
80,967	*,e	Illumina, Inc	3,605,460
115,281	*	Life Technologies Corp	5,344,427
136,677	*	Par Pharmaceutical Cos, Inc	5,786,904
145,751		Perrigo Co	15,289,280
30,356		Shire plc (ADR)	2,961,532
159,906	*	Watson Pharmaceuticals, Inc	12,050,516

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	102,601,563

REAL ESTATE - 1.5%
139,867		American Tower Corp	9,172,478
112,555		Boston Properties, Inc	12,184,079

		TOTAL REAL ESTATE	21,356,557

RETAILING - 9.7%
249,367	*	Bed Bath & Beyond, Inc	17,552,943
259,284		Dick’s Sporting Goods, Inc	13,119,770
445,139	*	LKQ Corp	14,889,900
146,546		Macy’s, Inc	6,011,317
141,244		Monro Muffler, Inc	5,827,728
208,102		Nordstrom, Inc	11,624,578
169,813	*	O’Reilly Automotive, Inc	17,908,479
223,690		Petsmart, Inc	13,032,179
320,480	*	Sally Beauty Holdings, Inc	8,524,768
246,979		Signet Jewelers Ltd	12,045,166
107,439		Tractor Supply Co	10,573,072
101,684		Ulta Salon Cosmetics & Fragrance, Inc	8,966,495

		TOTAL RETAILING	140,076,395

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
393,717		Avago Technologies Ltd	$13,575,362
283,687	*,e	Cavium Networks, Inc	8,300,682
639,112	*	Micron Technology, Inc	4,211,748
473,775	*	Skyworks Solutions, Inc	12,858,253

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	38,946,045

SOFTWARE & SERVICES - 17.5%
71,947	*	Alliance Data Systems Corp	9,244,470
228,731	*	Ansys, Inc	15,340,988
421,768	*	Ariba, Inc	16,111,538
348,210	*	Cardtronics, Inc	9,178,816
185,736	*	Check Point Software Technologies	10,796,834
212,723	*	Citrix Systems, Inc	18,211,216
170,682	*	Commvault Systems, Inc	8,887,412
40,348	*	Equinix, Inc	6,625,141
399,993	*	Fortinet, Inc	10,447,817
377,680		Intuit, Inc	21,894,110
99,568	*,e	LinkedIn Corp	10,798,150
147,361	*,e	Millennial Media, Inc	2,795,438
553,351	*	Nuance Communications, Inc	13,523,898
287,762	*	QLIK Technologies, Inc	8,290,423
156,966	*	Rackspace Hosting, Inc	9,118,155
278,872	*	Red Hat, Inc	16,623,560
600,590	*,e	ServiceSource International LLC	9,957,782
157,868	*	Sourcefire, Inc	8,049,689
14,976	*,m	Splunk, Inc	508,435
230,718	*	Teradata Corp	16,099,502
402,679	*	Vantiv, Inc	9,068,331
209,157	*	VeriFone Systems, Inc	9,964,239
260,028	*,e	Yandex NV	6,167,864
354,547	*,e	Zynga, Inc	2,956,922

		TOTAL SOFTWARE & SERVICES	250,660,730

TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%
253,975	*,e	Acme Packet, Inc	7,129,078
235,000	*	Fusion-io, Inc	6,027,750
126,498	*	SanDisk Corp	4,681,691
269,410	*	Trimble Navigation Ltd	14,585,857

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	32,424,376

TRANSPORTATION - 0.5%
122,285		J.B. Hunt Transport Services, Inc	6,766,029

		TOTAL TRANSPORTATION	6,766,029

UTILITIES - 0.5%
400,000	*	Calpine Corp	7,500,000

		TOTAL UTILITIES	7,500,000

		TOTAL COMMON STOCKS	1,417,688,615

		(Cost $1,155,396,977)

TIAA-CREF FUNDS - Mid-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 8.3%
GOVERNMENT AGENCY DEBT - 2.3%
$32,200,000		Federal Home Loan Bank (FHLB)	0.030%	05/01/12	32,200,000

					32,200,000

TREASURY DEBT - 0.2%
2,765,000		United States Treasury Bill	0.010	05/03/12	2,764,994

					2,764,994

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.8%
		TIAA-CREF Short Term Lending Portfolio of the State Street
82,929,687	c	Navigator Securities Lending Trust			82,929,687

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			82,929,687

		TOTAL SHORT-TERM INVESTMENTS			117,894,681

		(Cost $117,894,681)

		TOTAL INVESTMENTS - 107.6%			1,535,583,296
		(Cost $1,273,291,658)
		OTHER ASSETS & LIABILITIES, NET - (7.6)%			(107,951,069)

		NET ASSETS - 100.0%			$1,427,632,227

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $79,972,336.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.5%

AUTOMOBILES & COMPONENTS - 1.5%
213,542	e	Autoliv, Inc	$13,397,625
359,325		Cooper Tire & Rubber Co	5,371,909
177,191	*	General Motors Co	4,075,393
275,141		Lear Corp	11,418,351
130,000		Magna International, Inc - Class A (NY)	5,697,900
139,624	*	TRW Automotive Holdings Corp	6,382,213

		TOTAL AUTOMOBILES & COMPONENTS	46,343,391

BANKS - 4.6%
378,916	*	CIT Group, Inc	14,341,971
210,000		Comerica, Inc	6,724,200
74,630		Cullen/Frost Bankers, Inc	4,400,185
1,750,000		Fifth Third Bancorp	24,902,500
1,029,724		First Horizon National Corp	9,452,866
4,260,570		Huntington Bancshares, Inc	28,503,213
172,000		M&T Bank Corp	14,838,440
181,000		PNC Financial Services Group, Inc	12,003,920
1,060,992		Regions Financial Corp	7,151,086
590,000		TCF Financial Corp	6,767,300
237,155	e	Valley National Bancorp	2,988,153
460,000		Zions Bancorporation	9,379,400

		TOTAL BANKS	141,453,234

CAPITAL GOODS - 8.0%
153,997	*	Aecom Technology Corp	3,398,714
120,000	*	AGCO Corp	5,588,400
254,000		Armstrong World Industries, Inc	11,186,160
204,971	*	Babcock & Wilcox Co	5,042,286
278,551		Chicago Bridge & Iron Co NV (ADR)	12,373,235
215,484		Cooper Industries plc	13,482,834
13,000		Cummins, Inc	1,505,790
150,000		Eaton Corp	7,227,000
183,950		Exelis, Inc	2,120,944
82,132	*	Fortune Brands Home & Security, Inc	1,867,682
123,000		Goodrich Corp	15,431,580
268,041		Harsco Corp	5,977,314
104,000		Hubbell, Inc (Class B)	8,344,960
290,000		Ingersoll-Rand plc	12,330,800
91,974		ITT Corp	2,065,736
494,034		KBR, Inc	16,727,991
777,842		Masco Corp	10,251,957
130,000	*	Owens Corning, Inc	4,465,500
52,398		Pall Corp	3,123,445
54,412		Parker Hannifin Corp	4,771,388

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

157,671	e	Pentair, Inc	$6,833,461
51,000		Precision Castparts Corp	8,994,870
193,410		Rockwell Collins, Inc	10,809,685
355,000	*	Spirit Aerosystems Holdings, Inc (Class A)	8,875,000
87,000		SPX Corp	6,679,860
236,128		Stanley Works	17,275,125
434,449		Textron, Inc	11,573,721
200,000		Trinity Industries, Inc	5,920,000
220,945	*	WABCO Holdings, Inc	13,926,163
40,000		Westinghouse Air Brake Technologies Corp	3,111,200
183,950		Xylem, Inc	5,128,526

		TOTAL CAPITAL GOODS	246,411,327

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
445,000		Republic Services, Inc	12,179,650

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,179,650

CONSUMER DURABLES & APPAREL - 3.3%
960,000		DR Horton, Inc	15,696,000
200,020	*	Hanesbrands, Inc	5,644,564
500,000		Jarden Corp	20,965,000
165,000	*	Mohawk Industries, Inc	11,058,300
400,000		Newell Rubbermaid, Inc	7,280,000
8,006	*	NVR, Inc	6,276,224
410,657		Ryland Group, Inc	9,243,889
105,000	*	Tempur-Pedic International, Inc	6,178,200
123,197		VF Corp	18,732,104

		TOTAL CONSUMER DURABLES & APPAREL	101,074,281

CONSUMER SERVICES - 0.6%
137,658		Darden Restaurants, Inc	6,893,913
117,411	*	Penn National Gaming, Inc	5,281,147
86,238		Starwood Hotels & Resorts Worldwide, Inc	5,105,289

		TOTAL CONSUMER SERVICES	17,280,349

DIVERSIFIED FINANCIALS - 2.9%
359,325		Ameriprise Financial, Inc	19,479,008
290,000		Blackstone Group LP	3,932,400
138,757		Capital One Financial Corp	7,698,238
1,290,000		Discover Financial Services	43,731,000
320,210	*	E*Trade Financial Corp	3,403,832
1,026,643		Janus Capital Group, Inc	7,781,954
181,453		TD Ameritrade Holding Corp	3,409,502

		TOTAL DIVERSIFIED FINANCIALS	89,435,934

ENERGY - 9.0%
168,181		Anadarko Petroleum Corp	12,312,531
20,000		Berry Petroleum Co (Class A)	911,000
241,762		Cabot Oil & Gas Corp	8,495,517
141,677	*	Cameron International Corp	7,260,946
468,000		Capital Product Partners LP	4,090,320

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

205,000	*	Cobalt International Energy, Inc	$5,485,800
125,000	*	Concho Resources, Inc	13,397,500
184,795		Consol Energy, Inc	6,142,586
150,000	e	Crescent Point Energy Corp	6,553,626
120,000	*	Denbury Resources, Inc	2,284,800
120,881	*	Dril-Quip, Inc	8,146,170
720,000		El Paso Corp	21,362,400
273,295		Ensco International plc (ADR)	14,935,572
273,295		Equitable Resources, Inc	13,615,557
153,466	*	FMC Technologies, Inc	7,212,902
405,442	*	Laredo Petroleum Holdings, Inc	10,711,777
112,752		Lufkin Industries, Inc	8,663,864
388,922	*	McDermott International, Inc	4,394,819
222,841		Noble Energy, Inc	22,132,568
210,228		Oceaneering International, Inc	10,854,072
47,301		Pioneer Natural Resources Co	5,478,402
194,460	*	Plains Exploration & Production Co	7,943,691
53,386		Questar Market Resources, Inc	1,644,823
504,546	*	Rowan Cos, Inc	17,421,973
990,000		Spectra Energy Corp	30,432,600
370,000		Sunoco, Inc	18,237,300
1,138,065	*,e	Vantage Drilling Co	1,798,143
143,730		Williams Cos, Inc	4,891,132
47,910	*	WPX Energy, Inc	841,779

		TOTAL ENERGY	277,654,170

FOOD & STAPLES RETAILING - 0.3%
265,000		Kroger Co	6,166,550
2,100,000	*	Rite Aid Corp	3,045,000

		TOTAL FOOD & STAPLES RETAILING	9,211,550

FOOD, BEVERAGE & TOBACCO - 5.4%
405,470		ConAgra Foods, Inc	10,469,235
259,917		Corn Products International, Inc	14,830,864
228,727		H.J. Heinz Co	12,193,436
103,967		Hershey Co	6,966,829
90,000		Hormel Foods Corp	2,615,400
235,000		Lorillard, Inc	31,793,150
343,000		Mead Johnson Nutrition Co	29,347,080
41,586	*	Post Holdings, Inc	1,237,184
83,173	*	Ralcorp Holdings, Inc	6,055,826
348,289		Reynolds American, Inc	14,220,640
301,504		Sanderson Farms, Inc	15,560,622
727,768	*	Smithfield Foods, Inc	15,254,017
259,917		Tyson Foods, Inc (Class A)	4,743,485
310,000	*	Westway Group, Inc	1,829,000

		TOTAL FOOD, BEVERAGE & TOBACCO	167,116,768

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
1,330,775	*	Boston Scientific Corp	8,330,652
544,928		Cigna Corp	25,192,021
111,244	*	DaVita, Inc	9,853,994

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

207,000	*	Edwards Lifesciences Corp	$17,174,790
430,000	*	Health Net, Inc	15,312,300
514,636	*	Healthsouth Corp	11,522,700
831,735	*	Hologic, Inc	15,902,773
310,000		Humana, Inc	25,010,800
170,000	*	PSS World Medical, Inc	4,068,100
720,000		Universal American Corp	6,609,600
124,760		Universal Health Services, Inc (Class B)	5,328,500

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	144,306,230

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
166,347		Nu Skin Enterprises, Inc (Class A)	8,866,295
125,000		Reckitt Benckiser Group plc	7,276,670

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,142,965

INSURANCE - 8.9%
261,506		ACE Ltd	19,866,611
564,963		Aon plc	29,265,083
448,294	*	Arch Capital Group Ltd	17,608,988
151,567		Aspen Insurance Holdings Ltd	4,292,378
320,210		Assurant, Inc	12,917,271
272,180		Axis Capital Holdings Ltd	9,259,564
124,213		Cincinnati Financial Corp	4,424,467
128,084		Everest Re Group Ltd	12,693,124
109,938		Hanover Insurance Group, Inc	4,437,098
610,000		Hartford Financial Services Group, Inc	12,535,500
865,958		Marsh & McLennan Cos, Inc	28,966,295
384,253		Max Capital Group Ltd	9,195,174
207,070		PartnerRe Ltd	14,416,214
234,821		Principal Financial Group	6,497,497
448,294		Progressive Corp	9,548,662
251,900		Prudential Financial, Inc	15,250,026
248,697		RenaissanceRe Holdings Ltd	19,413,288
752,495		UnumProvident Corp	17,864,231
136,757		Validus Holdings Ltd	4,444,603
1,024,674		XL Capital Ltd	22,040,738

		TOTAL INSURANCE	274,936,812

MATERIALS - 5.6%
373,154		Ashland, Inc	24,579,654
346,875	*	Calgon Carbon Corp	4,800,750
260,795		Christian Hansen Holding	7,236,566
354,556	*	Crown Holdings, Inc	13,111,481
315,000		Cytec Industries, Inc	20,024,550
80,000		Eastman Chemical Co	4,317,600
420,000	*	Ferro Corp	2,179,800
66,731		FMC Corp	7,370,439
295,000	*	Georgia Gulf Corp	10,457,750
240,000		MeadWestvaco Corp	7,636,800
24,000		NewMarket Corp	5,357,280
146,716		Schweitzer-Mauduit International, Inc	9,950,279
346,371		Solutia, Inc	9,816,154

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

210,000	e	Westlake Chemical Corp	$13,429,500
550,000	*	WR Grace & Co	32,785,500

		TOTAL MATERIALS	173,054,103

MEDIA - 3.3%
450,000		Cablevision Systems Corp (Class A)	6,669,000
945,000		CBS Corp (Class B)	31,515,750
854,820		DISH Network Corp (Class A)	27,328,595
1,950,000		Interpublic Group of Cos, Inc	23,029,500
60,000	*	Liberty Global, Inc (Class A)	2,988,600
599,149		Pearson plc	11,285,441

		TOTAL MEDIA	102,816,886

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
600,000	*	Biovitrum AB	1,954,161
140,973	*	Bruker BioSciences Corp	2,118,824
259,917	*	Mylan Laboratories, Inc	5,642,798
483,446		PerkinElmer, Inc	13,343,110
186,101		Shire plc (ADR)	18,156,014
129,183		Warner Chilcott plc	2,809,730
200,000	*	Watson Pharmaceuticals, Inc	15,072,000

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	59,096,637

REAL ESTATE - 10.4%
533,855		AMB Property Corp	19,101,332
309,537		American Assets Trust, Inc	7,277,215
1,103,915		Annaly Capital Management, Inc	18,015,893
264,707		Boston Properties, Inc	28,654,533
532,549		Brookfield Office Properties, Inc	9,671,090
2,391,338		Chimera Investment Corp	6,910,967
392,791		Equity Residential	24,133,079
80,053		Essex Property Trust, Inc	12,645,972
266,842	*	Forestar Real Estate Group, Inc	4,104,030
821,315		General Growth Properties, Inc	14,619,407
944,511		Host Marriott Corp	15,716,663
346,894		Kilroy Realty Corp	16,460,120
718,650		Kimco Realty Corp	13,948,996
224,147		Macerich Co	13,800,731
122,748		Plum Creek Timber Co, Inc	5,160,326
100,218		Public Storage, Inc	14,357,231
100,000		Rayonier, Inc	4,535,000
153,997		Regency Centers Corp	6,923,705
30,807	*	Rouse Properties, Inc	414,046
147,297		SL Green Realty Corp	12,143,165
143,730		Tanger Factory Outlet Centers, Inc	4,501,624
164,262		Taubman Centers, Inc	12,677,741
307,993		Ventas, Inc	18,106,908
282,853		Vornado Realty Trust	24,280,102
513,322		Weingarten Realty Investors	13,633,832

		TOTAL REAL ESTATE	321,793,708

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

RETAILING - 4.1%
387,104		American Eagle Outfitters, Inc	$6,971,743
170,166	*,e	Barnes & Noble, Inc	3,530,945
587,053		Foot Locker, Inc	17,957,951
352,232	e	GameStop Corp (Class A)	8,016,800
893,467	*	Liberty Media Holding Corp (Interactive A)	16,832,918
435,000		Limited Brands, Inc	21,619,500
757,832		Macy’s, Inc	31,086,269
71,865		Nordstrom, Inc	4,014,379
150,000		Signet Jewelers Ltd	7,315,500
280,000		TJX Companies, Inc	11,678,800

		TOTAL RETAILING	129,024,805

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
1,100,000	*	Advanced Micro Devices, Inc	8,096,000
107,797		Analog Devices, Inc	4,201,927
282,327		Avago Technologies Ltd	9,734,635
811,048	*	Fairchild Semiconductor International, Inc	11,492,550
55,000		Kla-Tencor Corp	2,868,250
560,000	*	LSI Logic Corp	4,502,400
1,040,000	*	Marvell Technology Group Ltd	15,610,400
204,544		Maxim Integrated Products, Inc	6,050,412
1,384,900	*	Micron Technology, Inc	9,126,491
431,190	*	Teradyne, Inc	7,420,780

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	79,103,845

SOFTWARE & SERVICES - 3.0%
61,907	*	Alliance Data Systems Corp	7,954,430
225,862	*	BMC Software, Inc	9,319,066
586,727		CA, Inc	15,501,328
117,411	*	CACI International, Inc (Class A)	7,177,334
533,683		Earthlink, Inc	4,333,506
304,201		IAC/InterActiveCorp	14,647,278
523,010	*	Symantec Corp	8,640,125
178,250	*	Teradata Corp	12,438,285
409,870		Western Union Co	7,533,411
410,126	*	Yahoo!, Inc	6,373,358

		TOTAL SOFTWARE & SERVICES	93,918,121

TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
155,835	*	Arrow Electronics, Inc	6,552,862
2,155,951	*	Brocade Communications Systems, Inc	11,943,969
178,059	*	Juniper Networks, Inc	3,815,804
333,000	*	SanDisk Corp	12,324,330
530,000		Seagate Technology, Inc	16,302,800
359,325		Tyco Electronics Ltd	13,100,989
1,878,758		Xerox Corp	14,616,737

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	78,657,491

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 0.5%
220,000		CenturyTel, Inc	$8,483,200
1,542,416	e	Frontier Communications Corp	6,231,361
600,000	*	Vonage Holdings Corp	1,224,000

		TOTAL TELECOMMUNICATION SERVICES	15,938,561

TRANSPORTATION - 1.7%
300,626	*	Alaska Air Group, Inc	10,161,159
200,000		Con-Way, Inc	6,500,000
230,000	e	Costamare, Inc	3,243,000
300,000		CSX Corp	6,693,000
16,000		FedEx Corp	1,411,840
136,648		Kansas City Southern Industries, Inc	10,524,629
656,962	*	UAL Corp	14,400,607

		TOTAL TRANSPORTATION	52,934,235

UTILITIES - 10.0%
245,000		American Water Works Co, Inc	8,388,800
880,000	*	Calpine Corp	16,500,000
1,100,000		Centerpoint Energy, Inc	22,231,000
540,000		CMS Energy Corp	12,414,600
260,000		DTE Energy Co	14,658,800
515,000		Edison International	22,665,150
265,000		Exelon Corp	10,337,650
70,724		National Fuel Gas Co	3,346,660
740,000		NiSource, Inc	18,241,000
320,000		Northeast Utilities	11,766,400
375,000		NorthWestern Corp	13,320,000
300,000	*	NRG Energy, Inc	5,100,000
500,000		NV Energy, Inc	8,325,000
190,000		OGE Energy Corp	10,252,400
340,000		PG&E Corp	15,021,200
900,000		PPL Corp	24,615,000
435,000		Progress Energy, Inc	23,150,700
347,788		Public Service Enterprise Group, Inc	10,833,596
231,250		Questar Corp	4,567,187
800,000	*	RRI Energy, Inc	1,704,000
380,000		Sempra Energy	24,601,200
170,000		UIL Holdings Corp	5,842,900
830,000		Xcel Energy, Inc	22,459,800

		TOTAL UTILITIES	310,343,043

		TOTAL COMMON STOCKS	2,960,228,096

		(Cost $2,407,310,027)

TIAA-CREF FUNDS - Mid-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 6.8%
GOVERNMENT AGENCY DEBT - 0.9%
$28,400,000		Federal Home Loan Bank (FHLB)	0.030%	05/01/12	$28,400,000

					28,400,000

TREASURY DEBT - 4.4%
75,000,000		United States Treasury Bill	0.038	05/17/12	74,998,733
60,000,000		United States Treasury Bill	0.041	05/03/12	59,999,866

					134,998,599

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
		TIAA-CREF Short Term Lending Portfolio of the State Street
47,887,384	c	Navigator Securities Lending Trust			47,887,384

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			47,887,384

		TOTAL SHORT-TERM INVESTMENTS			211,285,983

		(Cost $211,285,983)

		TOTAL INVESTMENTS - 102.3%			3,171,514,079
		(Cost $2,618,596,010)
		OTHER ASSETS & LIABILITIES, NET - (2.3)%			(70,176,300)

		NET ASSETS - 100.0%			$3,101,337,779

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $47,167,018.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.0%
366,951		Dana Holding Corp	$5,364,824
88,400		Lear Corp	3,668,600
124,986		Superior Industries International, Inc	2,138,510
175,864	*	Tenneco, Inc	5,421,887

		TOTAL AUTOMOBILES & COMPONENTS	16,593,821

BANKS - 5.9%
263,408		Brookline Bancorp, Inc	2,365,404
10,700		Century Bancorp, Inc	293,929
51,500		Chemical Financial Corp	1,136,605
201,420		Columbia Banking System, Inc	4,127,096
72,043		Dime Community Bancshares	998,516
315,932		East West Bancorp, Inc	7,193,772
242,147		First Financial Bancorp	4,070,491
101,971	e	First Financial Bankshares, Inc	3,450,699
188,000	*	First Republic Bank	6,209,640
170,741		FirstMerit Corp	2,868,449
13,160		Hancock Holding Co	423,489
61,650		NBT Bancorp, Inc	1,266,907
278,100		Oritani Financial Corp	4,121,442
225,600		PrivateBancorp, Inc	3,548,688
110,593		Prosperity Bancshares, Inc	5,159,163
280,298		Provident Financial Services, Inc	4,120,380
1,170,200	e	Radian Group, Inc	3,651,024
28,586		Simmons First National Corp (Class A)	695,783
68,757		Sterling Bancorp	653,879
188,415	*	SVB Financial Group	12,075,517
154,836		UMB Financial Corp	7,439,870
449,360		Umpqua Holdings Corp	5,949,526
140,500		Webster Financial Corp	3,193,565
460,360	*	Western Alliance Bancorp	4,041,961
201,627	e	Wintrust Financial Corp	7,284,784

		TOTAL BANKS	96,340,579

CAPITAL GOODS - 10.6%
105,997		A.O. Smith Corp	5,045,457
327,500		Actuant Corp (Class A)	8,930,925
46,579		Alamo Group, Inc	1,568,781
45,269		Ampco-Pittsburgh Corp	841,098
49,897	*	Astec Industries, Inc	1,561,277
189,554		Barnes Group, Inc	5,004,225
236,646		Belden CDT, Inc	8,230,548
110,869		Brady Corp (Class A)	3,440,265
16,811		Cascade Corp	791,294

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

50,800		Chicago Bridge & Iron Co NV (ADR)	$2,256,536
172,294	*	Colfax Corp	5,839,044
83,402		Cubic Corp	3,855,674
208,806		Curtiss-Wright Corp	7,368,764
88,893	*	DXP Enterprises, Inc	3,855,289
180,125	*	Dycom Industries, Inc	4,213,124
245,277	*	EnerSys	8,572,431
141,503	*	EnPro Industries, Inc	5,859,639
133,626		Franklin Electric Co, Inc	6,701,344
316,215	*,e	GenCorp, Inc	2,172,397
126,600		Granite Construction, Inc	3,524,544
158,984	e	Heico Corp	6,410,225
117,933	*	Kadant, Inc	3,050,927
67,810		LB Foster Co (Class A)	1,817,986
78,700	e	Lindsay Manufacturing Co	5,256,373
93,600		Mueller Industries, Inc	4,278,456
39,381		Nacco Industries, Inc (Class A)	4,468,562
257,467	*	NCI Building Systems, Inc	3,087,030
82,298		Primoris Services Corp	1,186,737
197,200		Robbins & Myers, Inc	9,605,612
136,496		Sauer-Danfoss, Inc	5,911,642
154,755	*	Shaw Group, Inc	4,684,434
107,569		Standex International Corp	4,739,490
43,327	*	Teledyne Technologies, Inc	2,799,791
98,500		Triumph Group, Inc	6,187,770
234,800	*,e	United Rentals, Inc	10,960,464
89,600		URS Corp	3,701,376
74,000		Westinghouse Air Brake Technologies Corp	5,755,720

		TOTAL CAPITAL GOODS	173,535,251

COMMERCIAL & PROFESSIONAL SERVICES - 3.9%
203,400	*	Acacia Research (Acacia Technologies)	8,339,400
149,057		Administaff, Inc	4,064,784
114,092	*	Advisory Board Co	10,400,627
278,962		Brink’s Co	7,085,635
94,300	*	Clean Harbors, Inc	6,435,032
65,153	*	Consolidated Graphics, Inc	2,605,468
96,809		Corporate Executive Board Co	4,004,988
56,357	*	Exponent, Inc	2,693,865
158,900	*	Korn/Ferry International	2,566,235
376,116		Steelcase, Inc (Class A)	3,249,642
175,890	*	SYKES Enterprises, Inc	2,787,857
194,617	*	Tetra Tech, Inc	5,196,274
218,950	*	TrueBlue, Inc	3,779,077

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	63,208,884

CONSUMER DURABLES & APPAREL - 3.8%
122,837	*	Arctic Cat, Inc	5,434,309
541,300	*	Ascena Retail Group, Inc	11,085,824
27,670		Blyth, Inc	2,434,130
316,133	*	CROCS, Inc	6,385,887
102,553	*	Helen of Troy Ltd	3,548,334

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

7,926	*,e	iRobot Corp	$187,133
80,577	*	Kenneth Cole Productions, Inc (Class A)	1,283,592
137,300	*	La-Z-Boy, Inc	2,069,111
425,056	*	Leapfrog Enterprises, Inc	3,970,023
56,848		Oxford Industries, Inc	2,728,135
564,400	*	Pulte Homes, Inc	5,553,696
149,800	e	Ryland Group, Inc	3,371,998
148,559	e	Sturm Ruger & Co, Inc	8,478,262
182,180	*	True Religion Apparel, Inc	4,948,009

		TOTAL CONSUMER DURABLES & APPAREL	61,478,443

CONSUMER SERVICES - 2.7%
53,297	*,e	American Public Education, Inc	1,850,472
279,289		Ameristar Casinos, Inc	5,021,616
54,985	*	Capella Education Co	1,798,559
65,419		CEC Entertainment, Inc	2,500,314
209,174	*	Cheesecake Factory	6,588,981
110,900	*,e	Coinstar, Inc	6,963,411
30,300		Domino’s Pizza, Inc	1,145,643
87,482	*	Papa John’s International, Inc	3,523,775
85,166	e	PF Chang’s China Bistro, Inc	3,380,239
146,600		Sotheby’s (Class A)	5,764,312
4,192	*	Steak N Shake Co	1,703,335
23,600	e	Strayer Education, Inc	2,328,848
118,321		Universal Technical Institute, Inc	1,419,852

		TOTAL CONSUMER SERVICES	43,989,357

DIVERSIFIED FINANCIALS - 2.9%
251,860		BGC Partners, Inc (Class A)	1,755,464
92,883		Calamos Asset Management, Inc (Class A)	1,200,048
223,174	*	Dollar Financial Corp	3,901,081
168,346		Evercore Partners, Inc (Class A)	4,449,385
306,001	*	Ezcorp, Inc (Class A)	8,197,767
91,300	*	First Cash Financial Services, Inc	3,739,648
184,600	*	Investment Technology Group, Inc	1,882,920
65,400	e	iShares Russell 2000 Index Fund	5,325,522
52,206		Nelnet, Inc (Class A)	1,347,959
201,122	*,e	PHH Corp	3,117,391
93,926	*	Piper Jaffray Cos	2,277,706
197,800	*	Stifel Financial Corp	7,203,876
86,756	e	Triangle Capital Corp	1,753,339

		TOTAL DIVERSIFIED FINANCIALS	46,152,106

ENERGY - 6.0%
89,200	*	Basic Energy Services, Inc	1,284,480
137,400		Berry Petroleum Co (Class A)	6,258,570
134,700	*,e	C&J Energy Services, Inc	2,539,095
226,862	*	Callon Petroleum Co	1,318,068
306,400	*	Cheniere Energy, Inc	5,610,184
296,000	*,e	CVR Energy, Inc	8,986,560
214,200	*	Endeavour International Corp	2,673,216
220,981	*	Energy Partners Ltd	3,597,571

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

259,613	*	Energy XXI Bermuda Ltd	$9,782,218
259,008	*	Helix Energy Solutions Group, Inc	5,286,353
78,103	*	Mitcham Industries, Inc	1,855,727
479,300	*,e	Patriot Coal Corp	2,794,319
134,300	*	Petroleum Development Corp	4,618,577
122,837	*	Rosetta Resources, Inc	6,175,016
514,600	*,e	SandRidge Energy, Inc	4,111,654
254,861	*	Stone Energy Corp	7,148,851
151,174		Targa Resources Investments, Inc	7,269,958
302,400		Teekay Tankers Ltd (Class A)	1,560,384
565,577	*	Tetra Technologies, Inc	4,926,176
589,701	*	Vaalco Energy, Inc	5,348,588
272,800	e	Western Refining, Inc	5,196,840

		TOTAL ENERGY	98,342,405

FOOD & STAPLES RETAILING - 1.1%
195,172		Harris Teeter Supermarkets, Inc	7,410,681
2,933,700	*	Rite Aid Corp	4,253,865
87,240	*	United Natural Foods, Inc	4,300,060
45,532		Weis Markets, Inc	2,030,727

		TOTAL FOOD & STAPLES RETAILING	17,995,333

FOOD, BEVERAGE & TOBACCO - 1.3%
68,414	*,e	Boston Beer Co, Inc (Class A)	7,068,535
36,200	e	Cal-Maine Foods, Inc	1,304,286
134,500	*	Hain Celestial Group, Inc	6,361,850
202,910	*	Omega Protein Corp	1,452,835
311,152	*	Smart Balance, Inc	1,835,797
57,300	e	Universal Corp	2,626,059

		TOTAL FOOD, BEVERAGE & TOBACCO	20,649,362

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
257,774	*	Align Technology, Inc	8,174,014
8,088		Analogic Corp	551,682
133,295	*	Arthrocare Corp	3,327,043
130,114		Cantel Medical Corp	3,055,077
59,334		Computer Programs & Systems, Inc	3,535,713
53,051		Conmed Corp	1,516,728
125,870	*	Greatbatch, Inc	2,931,512
475,956	*,e	Hansen Medical, Inc	1,504,021
190,600	*	Healthsouth Corp	4,267,534
135,641		Hill-Rom Holdings, Inc	4,401,550
114,554	*	Medidata Solutions, Inc	2,968,094
99,408	*	Molina Healthcare, Inc	2,549,815
268,800	*	NuVasive, Inc	4,454,016
139,570	*	Omnicell, Inc	1,991,664
68,886	*	Orthofix International NV	2,839,481
45,153	*	Providence Service Corp	634,851
767,880	*	RTI Biologics, Inc	2,687,580
200,810	*	Staar Surgical Co	2,202,886
176,400	*	WellCare Health Plans, Inc	10,792,152

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	64,385,413

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
95,800	*	Elizabeth Arden, Inc	$3,734,284
170,603	*,e	Medifast, Inc	3,278,990
141,518		Nu Skin Enterprises, Inc (Class A)	7,542,909
119,925	*	Revlon, Inc (Class A)	2,048,319

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,604,502

INSURANCE - 3.2%
342,100	e	American Equity Investment Life Holding Co	4,194,146
57,603	*	American Safety Insurance Holdings Ltd	1,090,425
245,000		Assured Guaranty Ltd	3,474,100
1,175,381	*	Conseco, Inc	8,545,020
116,555		FBL Financial Group, Inc (Class A)	3,394,081
475,062		First American Financial Corp	7,957,288
160,774		Horace Mann Educators Corp	2,821,584
174,113		OneBeacon Insurance Group Ltd (Class A)	2,477,628
148,200	d	ProAssurance Corp	13,054,938
472,200		Symetra Financial Corp	5,741,952

		TOTAL INSURANCE	52,751,162

MATERIALS - 4.8%
579,682		Boise, Inc	4,428,771
303,658	*	Chemtura	5,168,259
239,500	*	Coeur d’Alene Mines Corp	5,161,225
529,600		Commercial Metals Co	7,827,488
4,761	*,e	Contango ORE, Inc	53,823
102,596		Cytec Industries, Inc	6,522,028
74,000		Domtar Corp	6,473,520
163,000		H.B. Fuller Co	5,362,700
71,223		Haynes International, Inc	4,442,179
217,000		Huntsman Corp	3,072,720
162,007	*	Kapstone Paper and Packaging Corp	2,925,846
113,212		Koppers Holdings, Inc	4,401,682
134,300	*	LSB Industries, Inc	4,555,456
100,048		Minerals Technologies, Inc	6,713,221
41,533		Olympic Steel, Inc	877,592
543,606		PolyOne Corp	7,534,379
33,050		Reliance Steel & Aluminum Co	1,847,164

		TOTAL MATERIALS	77,368,053

MEDIA - 0.9%
190,723		Arbitron, Inc	7,257,010
229,961	*	Journal Communications, Inc (Class A)	963,537
148,442		National CineMedia, Inc	2,121,236
113,200	*	New York Times Co (Class A)	714,292
99,614	e	Scholastic Corp	3,043,208

		TOTAL MEDIA	14,099,283

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
114,500	*	Acorda Therapeutics, Inc	2,889,980
448,932	*	Akorn, Inc	5,445,545

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

348,793	*	Alkermes PLC	$6,034,119
148,933	*	AMAG Pharmaceuticals, Inc	2,332,291
99,100	*	Ariad Pharmaceuticals, Inc	1,615,330
267,678	*	Arqule, Inc	1,887,130
208,700	*	AVEO Pharmaceuticals, Inc	2,400,050
25,100	*	Cepheid, Inc	964,091
33,800	*	Cornerstone Therapeutics, Inc	199,420
249,818	*	Cubist Pharmaceuticals, Inc	10,562,305
88,107	*	Emergent Biosolutions, Inc	1,238,784
219,519	*,e	Idenix Pharmaceuticals, Inc	1,925,182
70,830	*	Incyte Corp	1,606,424
128,100	*,e	InterMune, Inc	1,337,364
151,760	*	Jazz Pharmaceuticals PLC	7,744,313
382,275	*	Medicines Co	8,444,455
169,400		Medicis Pharmaceutical Corp (Class A)	6,516,818
70,100	*,e	Medivation, Inc	5,669,688
301,277	*	Neurocrine Biosciences, Inc	2,238,488
262,675	*	NPS Pharmaceuticals, Inc	1,880,753
123,000	*	Onyx Pharmaceuticals, Inc	5,597,730
500,141	*	Orexigen Therapeutics, Inc	1,750,493
155,383	*	Par Pharmaceutical Cos, Inc	6,578,916
137,800	*,e	Pharmacyclics, Inc	3,797,768
207,351	*,e	Questcor Pharmaceuticals, Inc	9,310,060
83,610	*	Salix Pharmaceuticals Ltd	4,130,334
322,991	*	Santarus, Inc	2,057,453
285,051	*,e	Sequenom, Inc	1,459,461
278,760	*,e	Spectrum Pharmaceuticals, Inc	2,963,219
152,316	*	Vanda Pharmaceuticals, Inc	674,760
57,914	*	Viropharma, Inc	1,259,629
56,100	*,e	Vivus, Inc	1,358,742

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	113,871,095

REAL ESTATE - 9.0%
258,820		CBL & Associates Properties, Inc	4,821,816
164,536		Colony Financial, Inc	2,795,467
377,700		CYS Investments, Inc	5,185,821
84,756		EastGroup Properties, Inc	4,263,227
131,800		Entertainment Properties Trust	6,325,082
165,038		Equity Lifestyle Properties, Inc	11,542,758
469,100		Extra Space Storage, Inc	14,237,185
120,723		Home Properties, Inc	7,370,139
218,000		LaSalle Hotel Properties	6,411,380
162,463		LTC Properties, Inc	5,406,769
27,371		Mid-America Apartment Communities, Inc	1,863,144
97,770		National Health Investors, Inc	4,836,682
114,890		National Retail Properties, Inc	3,145,688
685,240		Newcastle Investment Corp	4,844,647
762,573		NorthStar Realty Finance Corp	4,346,666
427,508		Pennymac Mortgage Investment Trust	8,674,137
155,700		Post Properties, Inc	7,582,590
96,799		PS Business Parks, Inc	6,606,532
45,170		Saul Centers, Inc	1,807,252

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

130,853		Sovran Self Storage, Inc	$6,895,953
162,170		Sun Communities, Inc	7,094,937
334,632		Tanger Factory Outlet Centers, Inc	10,480,674
100,700		Taubman Centers, Inc	7,772,026
304,000		Two Harbors Investment Corp	3,179,840

		TOTAL REAL ESTATE	147,490,412

RETAILING - 3.9%
334,900	*	Aeropostale, Inc	7,428,082
168,570	*	Ann Taylor Stores Corp	4,667,703
437,407		Bebe Stores, Inc	3,586,737
102,934		Cato Corp (Class A)	2,864,653
314,800	*	Charming Shoppes, Inc	1,857,320
34,828		Core-Mark Holding Co, Inc	1,344,361
323,000		Express Parent LLC	7,629,260
90,600		Foot Locker, Inc	2,771,454
10,600	*	Hibbett Sports, Inc	633,032
79,800		HSN, Inc	3,088,260
737,000	*	OfficeMax, Inc	3,427,050
623,097		Pier 1 Imports, Inc	10,704,807
213,823	*	Select Comfort Corp	6,175,208
180,501	*	Zumiez, Inc	6,617,167

		TOTAL RETAILING	62,795,094

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
319,400		Brooks Automation, Inc	3,756,144
208,153	*	Cirrus Logic, Inc	5,699,229
862,278	*	Entegris, Inc	7,631,160
526,941	*	FSI International, Inc	2,671,591
216,035	*,e	GT Solar International, Inc	1,406,388
331,300	*	Integrated Device Technology, Inc	2,242,901
689,037	*	Kulicke & Soffa Industries, Inc	9,026,385
1,191,194	*	Lattice Semiconductor Corp	6,503,919
367,457		Micrel, Inc	4,001,607
297,491		MKS Instruments, Inc	8,225,626
70,400	*	Novellus Systems, Inc	3,291,200
209,000	*	Omnivision Technologies, Inc	3,849,780
312,000	*	Photronics, Inc	1,931,280
490,798	*	Silicon Image, Inc	2,944,788
222,000	*	Teradyne, Inc	3,820,620
229,383	*	Tessera Technologies, Inc	3,587,550
159,800	*	Ultratech, Inc	5,104,012

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	75,694,180

SOFTWARE & SERVICES - 10.5%
120,400	*	ACI Worldwide, Inc	4,799,144
75,677	*,e	Active Network, Inc	1,271,374
75,406	*	Ancestry.com, Inc	2,013,340
479,709	*	Aspen Technology, Inc	9,488,644
139,673		Blackbaud, Inc	4,327,070
625,454	*	Cadence Design Systems, Inc	7,299,048
180,554	*	Cardtronics, Inc	4,759,403

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

205,724	*	Commvault Systems, Inc	$10,712,049
68,900		DST Systems, Inc	3,857,022
255,783		Earthlink, Inc	2,076,958
157,667	*	Euronet Worldwide, Inc	3,410,337
25,909		Fair Isaac Corp	1,111,496
81,952	*	Fortinet, Inc	2,140,586
58,900		Global Payments, Inc	2,734,727
246,500		Heartland Payment Systems, Inc	7,510,855
159,400		IAC/InterActiveCorp	7,675,110
251,336	*	Infospace, Inc	2,797,370
244,096	*	Kenexa Corp	7,974,616
180,473	*	Liquidity Services, Inc	9,624,625
198,598	*	Liveperson, Inc	3,153,736
21,420	*	LogMeIn, Inc	771,334
143,585	*	Manhattan Associates, Inc	7,200,788
188,670		MAXIMUS, Inc	8,348,648
60,200	*	MicroStrategy, Inc (Class A)	8,414,756
130,300	*	NetSuite, Inc	5,782,714
224,800	*	Progress Software Corp	5,201,872
150,800	*	Quest Software, Inc	3,509,116
251,767	*	SolarWinds, Inc	11,810,390
133,105	*	TeleTech Holdings, Inc	2,016,541
547,334	*	TiVo, Inc	5,905,734
93,863	*	Tyler Technologies, Inc	3,749,827
179,931	*,e	Unisys Corp	3,357,512
148,957	*	Valueclick, Inc	3,154,909
13,423	*	Vantiv, Inc	302,286
148,506	*	Websense, Inc	3,080,014

		TOTAL SOFTWARE & SERVICES	171,343,951

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
119,512	*	Agilysys, Inc	1,046,925
307,915	*	Brightpoint, Inc	1,884,440
211,175		Cognex Corp	8,499,794
72,955	*	Coherent, Inc	3,837,433
155,462	e	Comtech Telecommunications Corp	4,806,885
355,850	*	Extreme Networks, Inc	1,362,906
126,318	*	FEI Co	6,337,374
217,704	*	Insight Enterprises, Inc	4,421,568
113,962	*	Itron, Inc	4,649,650
237,700		Jabil Circuit, Inc	5,574,065
281,500	*	JDS Uniphase Corp	3,420,225
352,100	*	Kemet Corp	2,996,371
91,600	*	Netgear, Inc	3,526,600
270,271	*	Newport Corp	4,613,526
57,564	*	OSI Systems, Inc	3,848,729
204,772		Plantronics, Inc	7,846,863
322,557	*	Plexus Corp	10,441,170
1,846,273	*	Quantum Corp	4,394,130
106,600	*	Riverbed Technology, Inc	2,103,218
163,612	*,e	Synaptics, Inc	5,024,524

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	90,636,396

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 0.7%
1,106,563	*	Cincinnati Bell, Inc			$4,204,939
64,303	*,e	Leap Wireless International, Inc			360,740
179,051	*	Neutral Tandem, Inc			2,080,573
153,748	*	tw telecom inc (Class A)			3,348,632
157,034		USA Mobility, Inc			2,028,879

		TOTAL TELECOMMUNICATION SERVICES			12,023,763

TRANSPORTATION - 3.1%
258,876	*	Alaska Air Group, Inc			8,750,009
52,212		Amerco, Inc			5,244,173
31,267		Arkansas Best Corp			479,636
241,300	*	Avis Budget Group, Inc			3,175,508
193,940		Celadon Group, Inc			3,031,282
141,800		Forward Air Corp			4,790,004
50,775		Landstar System, Inc			2,720,017
80,998		Marten Transport Ltd			1,706,628
137,700	*	Old Dominion Freight Line			6,123,519
48,700		Ryder System, Inc			2,372,664
793,700	*	Swift Transportation Co, Inc			8,325,913
406,359	*	US Airways Group, Inc			4,169,243

		TOTAL TRANSPORTATION			50,888,596

UTILITIES - 2.0%
58,465		Avista Corp			1,545,815
134,312		El Paso Electric Co			4,115,320
307,487		Empire District Electric Co			6,309,633
177,375		Genie Energy Ltd			1,475,760
111,881		Laclede Group, Inc			4,405,874
332,889		Portland General Electric Co			8,598,523
158,761		Southwest Gas Corp			6,671,137

		TOTAL UTILITIES			33,122,062

		TOTAL COMMON STOCKS			1,621,359,503

		(Cost $1,422,249,088)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 9.2%
GOVERNMENT AGENCY DEBT - 0.8%
$ 13,100,000		Federal Home Loan Bank (FHLB)	0.030%	05/01/12	13,100,000

					13,100,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.4%
		TIAA-CREF Short Term Lending Portfolio of the State Street
136,904,795	a,c	Navigator Securities Lending Trust			136,904,795

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			136,904,795

		TOTAL SHORT-TERM INVESTMENTS			150,004,795

		(Cost $150,004,795)

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS - 108.7%	$1,771,364,298
		(Cost $1,572,253,883)
		OTHER ASSETS & LIABILITIES, NET - (8.7)%	(141,368,329)

		NET ASSETS - 100.0%	$1,629,995,969

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $132,535,792.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.8%
14,253	*	BorgWarner, Inc	$1,126,557
5,990	*	Delphi Automotive plc	183,833
270,331		Ford Motor Co	3,049,334
18,326		Gentex Corp	402,622
31,727	*	Goodyear Tire & Rubber Co	348,363
30,580		Harley-Davidson, Inc	1,600,251
21,757		Johnson Controls, Inc	695,571
7,031	*,e	Tesla Motors, Inc	232,937
801	*	Visteon Corp	40,186

		TOTAL AUTOMOBILES & COMPONENTS	7,679,654

BANKS - 0.2%
8,200		Hudson City Bancorp, Inc	57,892
9,131		People’s United Financial, Inc	112,677
44,575		Wells Fargo & Co	1,490,142

		TOTAL BANKS	1,660,711

CAPITAL GOODS - 9.8%
81,191		3M Co	7,255,228
7,198	*	Aecom Technology Corp	158,860
275		Alliant Techsystems, Inc	14,658
20,649		Ametek, Inc	1,039,264
211		Armstrong World Industries, Inc	9,292
15,090	*	Babcock & Wilcox Co	371,214
11,483	*	BE Aerospace, Inc	540,045
84,740		Boeing Co	6,508,032
470		Carlisle Cos, Inc	25,878
83,420		Caterpillar, Inc	8,573,073
7,210		Chicago Bridge & Iron Co NV (ADR)	320,268
13,861		Cooper Industries plc	867,283
25,470		Cummins, Inc	2,950,190
71,090		Danaher Corp	3,854,500
54,305		Deere & Co	4,472,560
20,008		Donaldson Co, Inc	693,477
18,635		Dover Corp	1,167,669
16,601		Eaton Corp	799,836
97,262		Emerson Electric Co	5,110,145
38,590		Fastenal Co	1,806,784
6,518		Flowserve Corp	749,114
22,376		Fluor Corp	1,292,214
6,636		Gardner Denver, Inc	432,269
3,918	*	General Cable Corp	115,346
6,812		Goodrich Corp	854,634
7,656		Graco, Inc	408,141

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

2,627	*	GrafTech International Ltd	$30,841
537		Harsco Corp	11,975
101,843		Honeywell International, Inc	6,177,796
9,331		IDEX Corp	404,126
54,046		Illinois Tool Works, Inc	3,101,159
31,404		Ingersoll-Rand plc	1,335,298
13,449		Joy Global, Inc	951,786
1,224		KBR, Inc	41,445
1,078		Kennametal, Inc	45,524
7,437		Lennox International, Inc	322,766
6,308		Lincoln Electric Holdings, Inc	309,155
30,049		Lockheed Martin Corp	2,720,636
17,072		Manitowoc Co, Inc	236,447
47,078		Masco Corp	620,488
5,846		MSC Industrial Direct Co (Class A)	430,909
5,105	*	Navistar International Corp	173,315
7,292		Nordson Corp	393,039
46,937		Paccar, Inc	2,016,414
14,992		Pall Corp	893,673
7,954		Parker Hannifin Corp	697,486
5,146	*,e	Polypore International, Inc	192,203
18,595		Precision Castparts Corp	3,279,600
18,290		Rockwell Automation, Inc	1,414,549
19,072		Rockwell Collins, Inc	1,065,934
12,313		Roper Industries, Inc	1,254,695
1,171		Snap-On, Inc	73,234
3,724	*	Spirit Aerosystems Holdings, Inc (Class A)	93,100
1,951		SPX Corp	149,798
2,339		Textron, Inc	62,311
1,665	*	Thomas & Betts Corp	119,730
9,231		Timken Co	521,644
4,123		Toro Co	294,630
6,439	*	TransDigm Group, Inc	812,087
112,044		United Technologies Corp	9,147,272
2,942		Valmont Industries, Inc	364,602
7,376		W.W. Grainger, Inc	1,532,880
8,504	*	WABCO Holdings, Inc	536,007
2,706	*	WESCO International, Inc	179,651
6,588		Westinghouse Air Brake Technologies Corp	512,415

		TOTAL CAPITAL GOODS	92,910,594

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
559		Avery Dennison Corp	17,877
14,642	*	Copart, Inc	386,695
670		Covanta Holding Corp	10,753
6,424		Dun & Bradstreet Corp	499,659
720		Equifax, Inc	32,990
6,331	*	IHS, Inc (Class A)	639,874
19,480		Iron Mountain, Inc	591,608
357	*	KAR Auction Services, Inc	6,569
9,581	*	Nielsen Holdings NV	279,957
18,856		Robert Half International, Inc	561,909

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

11,072	*	Stericycle, Inc	$958,835
1,637		Towers Watson & Co	107,060
13,088	*	Verisk Analytics, Inc	640,657
14,297		Waste Connections, Inc	460,792

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	5,195,235

CONSUMER DURABLES & APPAREL - 1.6%
37,699		Coach, Inc	2,758,059
4,888	*,e	Deckers Outdoor Corp	249,337
6,797	*	Fossil, Inc	888,164
1,324	*,e	Garmin Ltd	62,400
12,884	*	Hanesbrands, Inc	363,587
5,840		Harman International Industries, Inc	289,547
14,830		Hasbro, Inc	544,854
13,071		Leggett & Platt, Inc	284,556
33,329		Mattel, Inc	1,119,855
5,990	*	Michael Kors Holdings Ltd	273,563
46,192		Nike, Inc (Class B)	5,167,499
1,212		Phillips-Van Heusen Corp	107,626
8,453		Polaris Industries, Inc	671,506
8,015		Ralph Lauren Corp	1,380,744
8,321	*	Tempur-Pedic International, Inc	489,608
7,300		Tupperware Corp	454,717
4,794	*	Under Armour, Inc (Class A)	469,476

		TOTAL CONSUMER DURABLES & APPAREL	15,575,098

CONSUMER SERVICES - 3.8%
13,585	*	Apollo Group, Inc (Class A)	478,464
5,271	*	Bally Technologies, Inc	255,907
9,652		Brinker International, Inc	303,748
4,020	*	Chipotle Mexican Grill, Inc (Class A)	1,664,883
328		Choice Hotels International, Inc	12,339
16,494		Darden Restaurants, Inc	826,020
6,879		DeVry, Inc	221,160
2,531	e	Dunkin Brands Group, Inc	81,928
22,958		H&R Block, Inc	337,482
250	*	Hyatt Hotels Corp	10,757
19,570		International Game Technology	304,901
3,439	*,e	ITT Educational Services, Inc	227,043
50,360		Las Vegas Sands Corp	2,794,476
33,309		Marriott International, Inc (Class A)	1,302,049
4,347	*	Marriott Vacations Worldwide Corp	128,367
134,268		McDonald’s Corp	13,084,417
11,211	*	MGM Mirage	150,452
3,686	*	Panera Bread Co (Class A)	582,093
9,396		Royal Caribbean Cruises Ltd	257,168
97,003		Starbucks Corp	5,566,032
25,253		Starwood Hotels & Resorts Worldwide, Inc	1,494,978
2,859	e	Weight Watchers International, Inc	217,170
8,104		Wynn Resorts Ltd	1,081,074
60,241		Yum! Brands, Inc	4,381,328

		TOTAL CONSUMER SERVICES	35,764,236

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 2.3%
4,787	*	Affiliated Managers Group, Inc	$543,899
82,150		American Express Co	4,946,252
5,477		BlackRock, Inc	1,049,284
6,766		CBOE Holdings, Inc	178,893
134,507		Charles Schwab Corp	1,923,450
6,685		Discover Financial Services	226,621
15,049		Eaton Vance Corp	395,789
9,191	e	Federated Investors, Inc (Class B)	202,937
18,853		Franklin Resources, Inc	2,366,240
2,445	*,e	Green Dot Corp	64,524
4,489	e	Greenhill & Co, Inc	174,398
9,434	*	IntercontinentalExchange, Inc	1,255,099
48,243		iShares Russell 1000 Growth Index Fund	3,184,038
14,040		Lazard Ltd (Class A)	386,240
3,206	*	LPL Investment Holdings, Inc	115,063
25,270		Moody’s Corp	1,034,807
15,733	*	MSCI, Inc (Class A)	575,670
2,136	*	Nasdaq Stock Market, Inc	52,482
9,983		NYSE Euronext	257,062
18,713		SEI Investments Co	377,815
33,439		T Rowe Price Group, Inc	2,110,503
27,543		TD Ameritrade Holding Corp	517,533
10,941		Waddell & Reed Financial, Inc (Class A)	349,893

		TOTAL DIVERSIFIED FINANCIALS	22,288,492

ENERGY - 10.0%
17,619	*	Alpha Natural Resources, Inc	284,194
9,975		Anadarko Petroleum Corp	730,270
14,080		Apache Corp	1,350,835
4,177	e	Arch Coal, Inc	40,768
2,078	*	Atwood Oceanics, Inc	92,118
22,463		Baker Hughes, Inc	990,843
26,665		Cabot Oil & Gas Corp	937,008
23,188	*	Cameron International Corp	1,188,385
2,454	e	CARBO Ceramics, Inc	206,357
14,820		Chevron Corp	1,579,219
2,932		Cimarex Energy Co	202,631
14,674	*	Cobalt International Energy, Inc	392,676
13,508	*	Concho Resources, Inc	1,447,787
29,066		Consol Energy, Inc	966,154
5,305	*	Continental Resources, Inc	473,471
5,928	e	Core Laboratories NV	812,017
44,151	*	Denbury Resources, Inc	840,635
4,277	e	Diamond Offshore Drilling, Inc	293,188
9,752	*	Dresser-Rand Group, Inc	474,727
93,814		El Paso Corp	2,783,461
34,771		EOG Resources, Inc	3,818,204
6,528		Equitable Resources, Inc	325,225
18,957	e	EXCO Resources, Inc	139,144
470,446	d	Exxon Mobil Corp	40,618,308

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

31,053	*	FMC Technologies, Inc	$1,459,491
12,182	*	Forest Oil Corp	162,264
118,446		Halliburton Co	4,053,222
11,451		Helmerich & Payne, Inc	588,467
24,268		Holly Corp	747,940
14,981	e	Kinder Morgan, Inc	537,818
3,079	*	Kosmos Energy LLC	37,502
1,380	*	Laredo Petroleum Holdings, Inc	36,460
27,260	*	McDermott International, Inc	308,038
3,629		Murphy Oil Corp	199,486
10,335	*	Newfield Exploration Co	371,026
4,685		Noble Energy, Inc	465,314
30,416		Occidental Petroleum Corp	2,774,548
14,455		Oceaneering International, Inc	746,312
5,457	*	Oil States International, Inc	434,268
1,907		Patterson-UTI Energy, Inc	30,836
35,099		Peabody Energy Corp	1,091,930
12,859		Pioneer Natural Resources Co	1,489,329
17,816		Questar Market Resources, Inc	548,911
3,300	*,e	Quicksilver Resources, Inc	15,510
20,602		Range Resources Corp	1,373,329
2,371	*	Rowan Cos, Inc	81,871
9,259	e	RPC, Inc	95,738
54,666	*,e	SandRidge Energy, Inc	436,781
175,596		Schlumberger Ltd	13,018,688
44,679	*	Southwestern Energy Co	1,410,963
6,525		St. Mary Land & Exploration Co	431,368
20,515	*	Superior Energy Services	552,264
370		Tidewater, Inc	20,361
19,926	*	Ultra Petroleum Corp	393,738
15,063	*	Whiting Petroleum Corp	861,604

		TOTAL ENERGY	95,763,002

FOOD & STAPLES RETAILING - 2.5%
56,530		Costco Wholesale Corp	4,984,250
56,211		Kroger Co	1,308,030
74,932		Sysco Corp	2,165,535
105,729		Walgreen Co	3,706,859
174,518		Wal-Mart Stores, Inc	10,280,855
19,943		Whole Foods Market, Inc	1,656,665

		TOTAL FOOD & STAPLES RETAILING	24,102,194

FOOD, BEVERAGE & TOBACCO - 7.8%
202,081		Altria Group, Inc	6,509,029
11,368		Brown-Forman Corp (Class B)	981,627
4,895		Bunge Ltd	315,727
17,446	e	Campbell Soup Co	590,198
255,656		Coca-Cola Co	19,511,666
29,945		Coca-Cola Enterprises, Inc	901,943
6,864		ConAgra Foods, Inc	177,228
7,743		Corn Products International, Inc	441,816
28,473		Dr Pepper Snapple Group, Inc	1,155,434

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

14,749		Flowers Foods, Inc	$316,366
62,664		General Mills, Inc	2,437,003
16,248	*,e	Green Mountain Coffee Roasters, Inc	792,090
24,708		H.J. Heinz Co	1,317,183
14,798		Hershey Co	991,614
9,621		Hormel Foods Corp	279,586
29,766		Kellogg Co	1,505,267
11,589		McCormick & Co, Inc	647,941
4,739		Mead Johnson Nutrition Co	405,469
18,062	*	Monster Beverage Corp	1,173,308
204,546		PepsiCo, Inc	13,500,036
208,270		Philip Morris International, Inc	18,642,248
13,504		Reynolds American, Inc	551,368
62,364		Sara Lee Corp	1,374,503

		TOTAL FOOD, BEVERAGE & TOBACCO	74,518,650

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
19,755	*	Allscripts Healthcare Solutions, Inc	218,886
3,783	*	Amerigroup Corp	233,638
33,171		AmerisourceBergen Corp	1,234,293
11,176		Bard (C.R.), Inc	1,105,977
66,488		Baxter International, Inc	3,684,100
28,105		Becton Dickinson & Co	2,204,837
11,592	*	Brookdale Senior Living, Inc	220,364
22,799		Cardinal Health, Inc	963,714
8,670	*	CareFusion Corp	224,640
5,561	*	Catalyst Health Solutions, Inc	480,304
18,471	*	Cerner Corp	1,497,813
1,647		Cooper Cos, Inc	145,216
33,989		Covidien plc	1,877,213
12,524	*	DaVita, Inc	1,109,376
7,173		Dentsply International, Inc	294,523
14,770	*	Edwards Lifesciences Corp	1,225,467
105,077	*	Express Scripts Holding Co	5,862,246
5,859	*	Gen-Probe, Inc	477,801
8,786		HCA Holdings, Inc	236,519
34,769	*	Health Management Associates, Inc (Class A)	250,337
6,211	*	Henry Schein, Inc	476,632
7,826		Hill-Rom Holdings, Inc	253,954
7,614	*	Idexx Laboratories, Inc	669,499
5,104	*	Intuitive Surgical, Inc	2,951,133
12,865	*	Laboratory Corp of America Holdings	1,130,705
12,408		Lincare Holdings, Inc	302,755
32,720		McKesson Corp	2,990,935
119,504		Medtronic, Inc	4,565,053
5,156		Patterson Cos, Inc	175,768
6,335	*	Pediatrix Medical Group, Inc	444,970
18,550		Quest Diagnostics, Inc	1,070,149
19,129	*	Resmed, Inc	650,577
7,062	*	Sirona Dental Systems, Inc	356,702
42,227		St. Jude Medical, Inc	1,635,029
40,260		Stryker Corp	2,196,988

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

8,157	*	SXC Health Solutions Corp	$738,861
3,704	*	Tenet Healthcare Corp	19,224
7,669	*	Thoratec Corp	266,958
11,447		Universal Health Services, Inc (Class B)	488,901
14,883	*	Varian Medical Systems, Inc	943,880

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	45,875,937

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
55,245		Avon Products, Inc	1,193,292
11,272		Church & Dwight Co, Inc	572,618
1,311		Clorox Co	91,901
57,066		Colgate-Palmolive Co	5,646,110
29,481		Estee Lauder Cos (Class A)	1,926,583
15,418		Herbalife Ltd	1,084,194
44,604		Kimberly-Clark Corp	3,500,076
24,163		Procter & Gamble Co	1,537,733

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,552,507

INSURANCE - 0.0%
3,674		Erie Indemnity Co (Class A)	282,531
1,039		Validus Holdings Ltd	33,767

		TOTAL INSURANCE	316,298

MATERIALS - 5.2%
27,548		Air Products & Chemicals, Inc	2,355,079
10,332		Airgas, Inc	946,825
5,409	e	AK Steel Holding Corp	40,135
11,677		Albemarle Corp	762,508
14,074		Allegheny Technologies, Inc	604,338
12,334	*	Allied Nevada Gold Corp	361,263
20,256		Ball Corp	845,890
5,410		Carpenter Technology Corp	301,121
20,104		Celanese Corp (Series A)	974,240
7,007		CF Industries Holdings, Inc	1,352,772
18,910		Cleveland-Cliffs, Inc	1,177,337
4,020		Compass Minerals International, Inc	307,610
19,698	*	Crown Holdings, Inc	728,432
120,179		Du Pont (E.I.) de Nemours & Co	6,424,769
18,600		Eastman Chemical Co	1,003,842
39,018		Ecolab, Inc	2,485,057
9,151		FMC Corp	1,010,728
122,580		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,694,814
6,408		Huntsman Corp	90,737
10,325		International Flavors & Fragrances, Inc	621,668
11,738		International Paper Co	390,993
6,581	*	Intrepid Potash, Inc	163,538
2,423	e	Kronos Worldwide, Inc	57,522
2,826		LyondellBasell Industries AF S.C.A	118,070
2,651	e	Martin Marietta Materials, Inc	219,715
7,724	*,e	Molycorp, Inc	209,011
69,350		Monsanto Co	5,283,083
35,382		Mosaic Co	1,868,877

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

11,668		Packaging Corp of America	$340,589
20,304		PPG Industries, Inc	2,136,793
39,252		Praxair, Inc	4,541,456
1,426		Reliance Steel & Aluminum Co	79,699
8,775		Rock-Tenn Co (Class A)	546,946
8,233	*	Rockwood Holdings, Inc	455,614
7,801		Royal Gold, Inc	483,350
908		Schnitzer Steel Industries, Inc (Class A)	36,202
4,830		Scotts Miracle-Gro Co (Class A)	253,092
11,571		Sherwin-Williams Co	1,391,760
15,740		Sigma-Aldrich Corp	1,115,966
6,525		Silgan Holdings, Inc	286,252
16,674		Solutia, Inc	472,541
22,060		Southern Copper Corp (NY)	725,333
19,648		Steel Dynamics, Inc	250,905
4,913		Titanium Metals Corp	72,565
1,593		Valspar Corp	81,482
8,053		Walter Energy, Inc	533,994
460	e	Westlake Chemical Corp	29,417
8,558	*	WR Grace & Co	510,141

		TOTAL MATERIALS	49,744,071

MEDIA - 3.0%
6,965	*	AMC Networks, Inc	296,013
28,437		Cablevision Systems Corp (Class A)	421,436
13,122		CBS Corp (Class B)	437,619
6,455	*	Charter Communications, Inc	390,334
155,604		Comcast Corp (Class A)	4,719,469
91,307	*	DIRECTV	4,498,696
34,520	*	Discovery Communications, Inc (Class A)	1,878,579
20,028		DISH Network Corp (Class A)	640,295
21,762		Interpublic Group of Cos, Inc	257,009
5,873		John Wiley & Sons, Inc (Class A)	265,401
2,155	*,e	Lamar Advertising Co (Class A)	68,572
35,551	*	Liberty Global, Inc (Class A)	1,770,795
29,378		McGraw-Hill Cos, Inc	1,444,516
3,186		Morningstar, Inc	183,896
36,104		Omnicom Group, Inc	1,852,496
3,047	*,e	Pandora Media, Inc	26,204
3,961	e	Regal Entertainment Group (Class A)	53,909
11,190		Scripps Networks Interactive (Class A)	561,962
513,025	*,e	Sirius XM Radio, Inc	1,159,437
22,799		Thomson Corp	679,866
41,360		Time Warner Cable, Inc	3,327,412
71,570		Viacom, Inc (Class B)	3,320,132
35,194	e	Virgin Media, Inc	864,365

		TOTAL MEDIA	29,118,413

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
188,856		Abbott Laboratories	11,720,403
44,691		Agilent Technologies, Inc	1,885,066
23,950	*	Alexion Pharmaceuticals, Inc	2,163,164

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

39,458		Allergan, Inc	$3,787,968
17,907	*	Amylin Pharmaceuticals, Inc	463,970
31,268	*	Biogen Idec, Inc	4,190,225
14,131	*	BioMarin Pharmaceuticals, Inc	490,346
10,649	*	Bruker BioSciences Corp	160,055
56,785	*	Celgene Corp	4,140,762
6,565	*	Charles River Laboratories International, Inc	233,254
7,693	*	Covance, Inc	359,725
21,101	*,e	Dendreon Corp	245,827
44,346		Eli Lilly & Co	1,835,481
14,774	*	Endo Pharmaceuticals Holdings, Inc	519,158
101,849	*	Gilead Sciences, Inc	5,297,166
17,815	*	Hospira, Inc	625,663
25,977	*,e	Human Genome Sciences, Inc	382,122
15,808	*,e	Illumina, Inc	703,930
72,354		Johnson & Johnson	4,709,522
1,959	*	Life Technologies Corp	90,819
4,196	*	Mettler-Toledo International, Inc	752,427
51,752	*	Mylan Laboratories, Inc	1,123,536
11,056	*	Myriad Genetics, Inc	287,567
10,935		Perrigo Co	1,147,081
9,405	*	Regeneron Pharmaceuticals, Inc	1,272,120
4,779		Techne Corp	319,906
6,583	*	United Therapeutics Corp	288,006
23,407	*	Vertex Pharmaceuticals, Inc	900,701
18,837		Warner Chilcott plc	409,705
11,764	*	Waters Corp	989,470
15,366	*	Watson Pharmaceuticals, Inc	1,157,982

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	52,653,127

REAL ESTATE - 2.1%
51,418		American Tower Corp	3,371,992
10,544		Apartment Investment & Management Co (Class A)	286,270
15,416		Boston Properties, Inc	1,668,782
7,262		Camden Property Trust	491,419
38,086	*	CBRE Group, Inc	716,398
3,824		Corporate Office Properties Trust	90,055
13,875		Digital Realty Trust, Inc	1,041,874
2,715		Equity Residential	166,810
2,527		Essex Property Trust, Inc	399,190
6,228		Federal Realty Investment Trust	626,910
4,500		Jones Lang LaSalle, Inc	359,730
5,805		Macerich Co	357,414
12,547		Plum Creek Timber Co, Inc	527,476
17,203		Public Storage, Inc	2,464,502
16,019		Rayonier, Inc	726,462
31,013		Simon Property Group, Inc	4,825,623
2,099		UDR, Inc	55,267
19,539		Ventas, Inc	1,148,698
2,512		Vornado Realty Trust	215,630
19,346		Weyerhaeuser Co	393,884

		TOTAL REAL ESTATE	19,934,386

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

RETAILING - 5.4%
7,149		Aaron’s, Inc	$194,238
10,173		Abercrombie & Fitch Co (Class A)	510,379
9,427		Advance Auto Parts, Inc	865,399
47,026	*	Amazon.com, Inc	10,905,329
2,579	*,e	Autonation, Inc	89,182
3,266	*	Autozone, Inc	1,293,859
32,430	*	Bed Bath & Beyond, Inc	2,282,748
2,877	*	Big Lots, Inc	105,413
4,511	*	Carmax, Inc	139,255
14,998		Chico’s FAS, Inc	230,369
11,938		Dick’s Sporting Goods, Inc	604,063
13,060	*	Dollar General Corp	619,828
15,196	*	Dollar Tree, Inc	1,544,826
2,883		DSW, Inc (Class A)	162,198
7,381	e	Expedia, Inc	314,652
15,795		Family Dollar Stores, Inc	1,066,952
5,907		Genuine Parts Co	382,656
3,757	*,e	Groupon, Inc	40,238
8,610		Guess?, Inc	252,101
124,699		Home Depot, Inc	6,458,161
602	*,e	HomeAway, Inc	15,682
27,579		Kohl’s Corp	1,382,535
32,038		Limited Brands, Inc	1,592,289
18,907	*	LKQ Corp	632,439
6,546		Macy’s, Inc	268,517
7,187	*,e	NetFlix, Inc	575,966
19,782		Nordstrom, Inc	1,105,023
16,626	*	O’Reilly Automotive, Inc	1,753,378
15,048		Petsmart, Inc	876,696
6,421	*	Priceline.com, Inc	4,885,225
30,743		Ross Stores, Inc	1,893,461
11,541	*	Sally Beauty Holdings, Inc	306,991
5,062		Target Corp	293,292
16,737		Tiffany & Co	1,145,815
99,922		TJX Companies, Inc	4,167,747
9,357		Tractor Supply Co	920,822
7,451	*,e	TripAdvisor, Inc	279,487
5,819		Ulta Salon Cosmetics & Fragrance, Inc	513,119
14,236	*	Urban Outfitters, Inc	412,274
6,873		Williams-Sonoma, Inc	265,916

		TOTAL RETAILING	51,348,520

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
79,179	*	Advanced Micro Devices, Inc	582,757
41,529		Altera Corp	1,477,187
39,079		Analog Devices, Inc	1,523,299
10,650		Applied Materials, Inc	127,694
53,766	*	Atmel Corp	476,904
25,408		Avago Technologies Ltd	876,068
69,675		Broadcom Corp (Class A)	2,550,105

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,028	*,e	Cree, Inc	$31,765
19,669		Cypress Semiconductor Corp	304,869
8,567	*,e	First Solar, Inc	157,633
2,983	*,e	Freescale Semiconductor Holdings Ltd	37,019
6,920		Intersil Corp (Class A)	71,068
16,724		Kla-Tencor Corp	872,157
15,963	*	Lam Research Corp	664,859
29,460		Linear Technology Corp	963,637
22,643	*	LSI Logic Corp	182,050
38,316		Maxim Integrated Products, Inc	1,133,387
20,274	*	MEMC Electronic Materials, Inc	72,784
24,539	e	Microchip Technology, Inc	867,208
77,090	*	Nvidia Corp	1,002,170
55,595	*	ON Semiconductor Corp	459,215
1,080	*	PMC - Sierra, Inc	7,636
5,097	*	Silicon Laboratories, Inc	180,893
24,188	*	Skyworks Solutions, Inc	656,462
95,630		Texas Instruments, Inc	3,054,422
34,972		Xilinx, Inc	1,272,281

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	19,605,529

SOFTWARE & SERVICES - 16.4%
83,548		Accenture plc	5,426,443
64,786	*	Adobe Systems, Inc	2,174,218
21,812	*	Akamai Technologies, Inc	711,071
6,582	*	Alliance Data Systems Corp	845,721
12,026	*	Ansys, Inc	806,584
12,286	*	Ariba, Inc	469,325
29,508	*	Autodesk, Inc	1,161,730
64,722		Automatic Data Processing, Inc	3,599,838
21,558	*	BMC Software, Inc	889,483
1,052	e	Booz Allen Hamilton Holding Co	17,989
14,779		Broadridge Financial Solutions, Inc	343,021
34,291	*	Cadence Design Systems, Inc	400,176
24,539	*	Citrix Systems, Inc	2,100,784
39,491	*	Cognizant Technology Solutions Corp (Class A)	2,895,480
20,032	*	Compuware Corp	174,679
835		DST Systems, Inc	46,743
81,662	*	eBay, Inc	3,352,225
42,692	*	Electronic Arts, Inc	656,603
6,010	*	Equinix, Inc	986,842
6,121		Factset Research Systems, Inc	641,848
14,700	*	Fiserv, Inc	1,033,263
1,989	*	FleetCor Technologies, Inc	78,665
15,011	*	Fortinet, Inc	392,087
12,386	*	Gartner, Inc	542,507
12,134	*	Genpact Ltd	202,395
10,327		Global Payments, Inc	479,483
32,564	*	Google, Inc (Class A)	19,708,710
13,674	*	Informatica Corp	629,278
156,728		International Business Machines Corp	32,455,234
39,357		Intuit, Inc	2,281,525

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

11,351		Lender Processing Services, Inc	$301,369
1,229	*	LinkedIn Corp	133,285
13,878		Mastercard, Inc (Class A)	6,276,603
10,808	*	Micros Systems, Inc	614,219
960,298		Microsoft Corp	30,748,742
9,351	*	NeuStar, Inc (Class A)	339,909
30,841	*	Nuance Communications, Inc	753,754
497,041		Oracle Corp	14,608,035
39,226		Paychex, Inc	1,215,221
13,776	*	Rackspace Hosting, Inc	800,248
24,789	*	Red Hat, Inc	1,477,672
14,508	*	Rovi Corp	414,929
12,054		SAIC, Inc	146,577
17,396	*	Salesforce.com, Inc	2,709,079
9,026		Solera Holdings, Inc	405,628
97,224	*	Symantec Corp	1,606,141
1,888	*	Synopsys, Inc	56,659
21,849	*	Teradata Corp	1,524,623
21,356	*	TIBCO Software, Inc	702,612
13,066	*	VeriFone Systems, Inc	622,464
20,703		VeriSign, Inc	851,100
21,942		Visa, Inc (Class A)	2,698,427
5,011	*,e	VistaPrint Ltd	186,860
10,883	*	VMware, Inc (Class A)	1,215,849
7,384	*,e	WebMD Health Corp (Class A)	167,986
81,201		Western Union Co	1,492,474
10,690	*,e	Zynga, Inc	89,155

		TOTAL SOFTWARE & SERVICES	157,663,570

TECHNOLOGY HARDWARE & EQUIPMENT - 10.9%
7,023	*,e	Acme Packet, Inc	197,136
21,604		Amphenol Corp (Class A)	1,256,057
119,745	*	Apple, Inc	69,959,819
2,084	*	Arrow Electronics, Inc	87,632
13,569	*,e	Ciena Corp	201,093
146,595	*	Dell, Inc	2,399,760
6,358	*	Dolby Laboratories, Inc (Class A)	249,424
266,257	*	EMC Corp	7,511,110
10,505	*	F5 Networks, Inc	1,406,935
20,089		Flir Systems, Inc	451,199
1,008	*,e	Fusion-io, Inc	25,855
4,154		Harris Corp	189,173
3,804	*	IPG Photonics Corp	184,114
19,892		Jabil Circuit, Inc	466,467
31,001	*	JDS Uniphase Corp	376,662
67,964	*	Juniper Networks, Inc	1,456,468
11,514		National Instruments Corp	313,181
15,865	*	NCR Corp	372,828
47,245	*	NetApp, Inc	1,834,523
22,154	*	Polycom, Inc	293,983
10,643	*	QLogic Corp	183,592
216,044		Qualcomm, Inc	13,792,249

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

19,633	*	Riverbed Technology, Inc	$387,359
15,741	*	Trimble Navigation Ltd	852,218
6,888	*	Zebra Technologies Corp (Class A)	267,186

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	104,716,023

TELECOMMUNICATION SERVICES - 0.8%
33,570	*	Clearwire Corp (Class A)	49,180
37,575	*	Crown Castle International Corp	2,127,120
2,866	*	Level 3 Communications, Inc	66,090
37,493	*	MetroPCS Communications, Inc	273,699
20,424	*	NII Holdings, Inc (Class B)	285,834
15,516	*	SBA Communications Corp (Class A)	833,830
16,687	*	tw telecom inc (Class A)	363,443
82,924		Verizon Communications, Inc	3,348,471
40,506		Windstream Corp	455,288

		TOTAL TELECOMMUNICATION SERVICES	7,802,955

TRANSPORTATION - 2.0%
21,256		CH Robinson Worldwide, Inc	1,269,833
1,364		Con-Way, Inc	44,330
3,322		Copa Holdings S.A. (Class A)	270,112
134,993		CSX Corp	3,011,694
65,692	*	Delta Air Lines, Inc	719,984
27,347		Expeditors International Washington, Inc	1,093,880
2,174		FedEx Corp	191,834
33,323	*	Hertz Global Holdings, Inc	513,507
11,828		J.B. Hunt Transport Services, Inc	654,443
10,577		Kansas City Southern Industries, Inc	814,641
4,902	*	Kirby Corp	325,346
6,262		Landstar System, Inc	335,455
16,859		Southwest Airlines Co	139,592
37,467	*	UAL Corp	821,277
10,361		Union Pacific Corp	1,164,991
95,073		United Parcel Service, Inc (Class B)	7,429,004
11,570		UTI Worldwide, Inc	192,872

		TOTAL TRANSPORTATION	18,992,795

UTILITIES - 0.1%
2,713		Aqua America, Inc	61,612
6,604		ITC Holdings Corp	511,546
1,342		National Fuel Gas Co	63,503
1,139		Oneok, Inc	97,829

		TOTAL UTILITIES	734,490

		TOTAL COMMON STOCKS	949,516,487

		(Cost $736,017,049)

SHORT-TERM INVESTMENTS - 1.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
		TIAA-CREF Short Term Lending Portfolio of the State Street
11,915,466	c	Navigator Securities Lending Trust	11,915,466

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	$11,915,466

		TOTAL SHORT-TERM INVESTMENTS	11,915,466

		(Cost $11,915,466)

		TOTAL INVESTMENTS - 100.6%	961,431,953
		(Cost $747,932,515)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(5,664,926)

		NET ASSETS - 100.0%	$955,767,027

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,568,617.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.0%
11,759	e	Autoliv, Inc	$737,760
8,700	*	Delphi Automotive plc	267,003
2,408	*	Federal Mogul Corp (Class A)	31,135
216,474		Ford Motor Co	2,441,827
100,000	*	General Motors Co	2,300,000
66,439		Johnson Controls, Inc	2,124,055
13,896		Lear Corp	576,684
6,101		Thor Industries, Inc	206,397
13,275	*	TRW Automotive Holdings Corp	606,800
6,286	*	Visteon Corp	315,369

		TOTAL AUTOMOBILES & COMPONENTS	9,607,030

BANKS - 5.8%
22,525		Associated Banc-Corp	300,258
6,289		Bank of Hawaii Corp	307,469
4,484		BankUnited	110,307
92,272		BB&T Corp	2,956,395
3,576		BOK Financial Corp	203,939
34,458		CapitalSource, Inc	222,254
21,696		Capitol Federal Financial	256,230
26,491	*	CIT Group, Inc	1,002,684
5,855		City National Corp	311,837
26,396		Comerica, Inc	845,200
10,223		Commerce Bancshares, Inc	409,942
7,059		Cullen/Frost Bankers, Inc	416,199
19,209		East West Bancorp, Inc	437,389
121,115		Fifth Third Bancorp	1,723,467
751		First Citizens Bancshares, Inc (Class A)	130,148
34,306		First Horizon National Corp	314,929
46,113		First Niagara Financial Group, Inc	412,250
9,501	*	First Republic Bank	313,818
27,093		Fulton Financial Corp	284,206
54,530		Hudson City Bancorp, Inc	384,982
114,631		Huntington Bancshares, Inc	766,881
125,998		Keycorp	1,013,024
16,765		M&T Bank Corp	1,446,317
57,327		New York Community Bancorp, Inc	773,341
40,682		People’s United Financial, Inc	502,016
69,485		PNC Financial Services Group, Inc	4,608,245
140,447	*	Popular, Inc	249,996
187,441		Regions Financial Corp	1,263,352
71,054		SunTrust Banks, Inc	1,725,191
104,923		Synovus Financial Corp	220,338
21,053		TCF Financial Corp	241,478

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,710	*	TFS Financial Corp	$95,449
254,315		US Bancorp	8,181,314
24,967	e	Valley National Bancorp	314,584
14,671		Washington Federal, Inc	257,329
603,809		Wells Fargo & Co	20,185,335
23,576		Zions Bancorporation	480,715

		TOTAL BANKS	53,668,808

CAPITAL GOODS - 6.7%
11,064		3M Co	988,679
8,778	*	Aecom Technology Corp	193,731
12,470	*	AGCO Corp	580,728
4,178	*,e	Air Lease Corp	98,266
4,499		Alliant Techsystems, Inc	239,797
2,721		Armstrong World Industries, Inc	119,833
635	*	BE Aerospace, Inc	29,864
10,835		Boeing Co	832,128
7,161		Carlisle Cos, Inc	394,285
5,655		Chicago Bridge & Iron Co NV (ADR)	251,195
3,683	*	CNH Global NV	168,571
7,239		Cooper Industries plc	452,944
6,237		Crane Co	275,239
5,367		Dover Corp	336,296
27,991		Eaton Corp	1,348,606
24,662		Exelis, Inc	284,353
668		Flowserve Corp	76,773
20,467	*	Fortune Brands Home & Security, Inc	465,420
5,938		GATX Corp	254,562
3,298	*	General Cable Corp	97,093
43,921		General Dynamics Corp	2,964,667
1,399,856		General Electric Co	27,409,180
9,747		Goodrich Corp	1,222,858
16,361	*	GrafTech International Ltd	192,078
9,115		Harsco Corp	203,264
7,918		Hubbell, Inc (Class B)	635,340
6,742	*	Huntington Ingalls	265,972
1,074		IDEX Corp	46,515
3,928		Illinois Tool Works, Inc	225,389
8,290		Ingersoll-Rand plc	352,491
12,281		ITT Corp	275,831
16,716	*	Jacobs Engineering Group, Inc	732,662
18,338		KBR, Inc	620,925
9,262		Kennametal, Inc	391,134
13,219		L-3 Communications Holdings, Inc	972,125
4,475		Lincoln Electric Holdings, Inc	219,320
4,463		Lockheed Martin Corp	404,080
4,567	*	Navistar International Corp	155,050
34,288		Northrop Grumman Corp	2,169,745
12,130	*	Oshkosh Truck Corp	276,928
16,346	*	Owens Corning, Inc	561,485
11,601		Parker Hannifin Corp	1,017,292
12,956		Pentair, Inc	561,513

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

27,843	*	Quanta Services, Inc	$615,887
46,799		Raytheon Co	2,533,698
5,037		Regal-Beloit Corp	340,703
9,542	*	Shaw Group, Inc	288,836
6,134		Snap-On, Inc	383,620
12,202	*	Spirit Aerosystems Holdings, Inc (Class A)	305,050
4,836		SPX Corp	371,308
22,096		Stanley Works	1,616,543
14,464	*	Terex Corp	327,465
34,126		Textron, Inc	909,117
5,192	*	Thomas & Betts Corp	373,357
1,635		Timken Co	92,394
10,280		Trinity Industries, Inc	304,288
62,028		Tyco International Ltd	3,481,632
6,626		United Technologies Corp	540,947
10,017		URS Corp	413,802
3,184	*	WESCO International, Inc	211,386
24,362		Xylem, Inc	679,213

		TOTAL CAPITAL GOODS	63,153,453

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
12,884		Avery Dennison Corp	412,030
15,097		Cintas Corp	591,350
13,300	*	Corrections Corp of America	384,237
14,577		Covanta Holding Corp	233,961
15,058		Equifax, Inc	689,958
2,558	*	KAR Auction Services, Inc	47,067
10,514		Manpower, Inc	447,896
1,347	*	Nielsen Holdings NV	39,359
24,232	e	Pitney Bowes, Inc	415,094
24,728	e	R.R. Donnelley & Sons Co	309,347
42,088		Republic Services, Inc	1,151,949
5,927		Towers Watson & Co	387,626
2,776	*	Verisk Analytics, Inc	135,885
2,474		Waste Connections, Inc	79,737
63,035		Waste Management, Inc	2,155,796

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,481,292

CONSUMER DURABLES & APPAREL - 0.9%
36,995		DR Horton, Inc	604,868
13,269	*,e	Garmin Ltd	625,368
2,906		Harman International Industries, Inc	144,079
10,098		Jarden Corp	423,409
4,270		Leggett & Platt, Inc	92,958
20,786		Lennar Corp (Class A)	576,604
11,693		Mattel, Inc	392,885
1,400	*	Michael Kors Holdings Ltd	63,938
7,226	*	Mohawk Industries, Inc	484,286
38,215		Newell Rubbermaid, Inc	695,513
735	*	NVR, Inc	576,196
6,702		Phillips-Van Heusen Corp	595,137
45,934	*	Pulte Homes, Inc	451,991

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

18,749	*	Toll Brothers, Inc	$476,225
11,437		VF Corp	1,738,996
10,193		Whirlpool Corp	652,555

		TOTAL CONSUMER DURABLES & APPAREL	8,595,008

CONSUMER SERVICES - 0.6%
600	*	Bally Technologies, Inc	29,130
1,543		Brinker International, Inc	48,558
7,696	*	Career Education Corp	54,873
55,915		Carnival Corp	1,816,678
3,571		Choice Hotels International, Inc	134,341
1,543		DeVry, Inc	49,608
200	e	Dunkin Brands Group, Inc	6,474
5,361	*	Education Management Corp	66,476
17,264		H&R Block, Inc	253,781
5,033	*	Hyatt Hotels Corp	216,570
18,751		International Game Technology	292,141
36,457	*	MGM Mirage	489,253
8,630	*	Penn National Gaming, Inc	388,177
8,161		Royal Caribbean Cruises Ltd	223,367
31,092		Service Corp International	360,045
40,413		Wendy’s	196,811
8,072	*	WMS Industries, Inc	197,845
19,950		Wyndham Worldwide Corp	1,004,283

		TOTAL CONSUMER SERVICES	5,828,411

DIVERSIFIED FINANCIALS - 9.7%
2,086	*	Affiliated Managers Group, Inc	237,011
46,118	*	American Capital Ltd	457,952
54,852		American Express Co	3,302,639
29,857		Ameriprise Financial, Inc	1,618,548
29,860		Ares Capital Corp	478,954
1,412,711		Bank of America Corp	11,457,086
164,027		Bank of New York Mellon Corp	3,879,239
5,663		BlackRock, Inc	1,084,918
65,930		Capital One Financial Corp	3,657,796
383,307		Citigroup, Inc	12,664,463
8,839		CME Group, Inc	2,349,583
64,525		Discover Financial Services	2,187,398
33,388	*	E*Trade Financial Corp	354,914
1,968	e	Federated Investors, Inc (Class B)	43,453
68,268		Goldman Sachs Group, Inc	7,861,060
4,105		Interactive Brokers Group, Inc (Class A)	62,273
60,654		Invesco Ltd	1,506,645
44,000		iShares Russell 1000 Value Index Fund	3,053,160
24,890		Janus Capital Group, Inc	188,666
17,400	e	Jefferies Group, Inc	277,182
524,476		JPMorgan Chase & Co	22,541,979
18,253		Legg Mason, Inc	475,856
26,290		Leucadia National Corp	653,569
237	*	LPL Investment Holdings, Inc	8,506
203,991		Morgan Stanley	3,524,965

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,680	*	Nasdaq Stock Market, Inc	$360,688
28,813		Northern Trust Corp	1,371,211
23,951		NYSE Euronext	616,738
14,158		Raymond James Financial, Inc	518,466
70,027		SLM Corp	1,038,500
66,168		State Street Corp	3,058,285

		TOTAL DIVERSIFIED FINANCIALS	90,891,703

ENERGY - 11.4%
13,418	*	Alpha Natural Resources, Inc	216,432
55,773		Anadarko Petroleum Corp	4,083,141
35,824		Apache Corp	3,436,955
27,146	e	Arch Coal, Inc	264,945
5,244	*	Atwood Oceanics, Inc	232,466
34,156		Baker Hughes, Inc	1,506,621
8,325	*	Cameron International Corp	426,656
86,422		Chesapeake Energy Corp	1,593,622
250,151		Chevron Corp	26,656,091
8,126		Cimarex Energy Co	561,588
1,607	*	Cobalt International Energy, Inc	43,003
175,194		ConocoPhillips	12,549,146
9,325	*	Denbury Resources, Inc	177,548
55,506		Devon Energy Corp	3,877,094
4,856	e	Diamond Offshore Drilling, Inc	332,879
6,255		El Paso Corp	185,586
9,145		Energen Corp	479,015
10,703		Equitable Resources, Inc	533,223
4,292	e	EXCO Resources, Inc	31,503
170,290	d	Exxon Mobil Corp	14,702,839
4,169	*	Forest Oil Corp	55,531
1,336		Helmerich & Payne, Inc	68,657
40,062		Hess Corp	2,088,833
7,103	e	Kinder Morgan, Inc	254,998
2,300	*	Kosmos Energy LLC	28,014
900	*	Laredo Petroleum Holdings, Inc	23,778
93,503		Marathon Oil Corp	2,743,378
46,651		Marathon Petroleum Corp	1,941,148
5,401	*	McDermott International, Inc	61,031
21,540		Murphy Oil Corp	1,184,054
38,949	*	Nabors Industries Ltd	648,501
55,815		National Oilwell Varco, Inc	4,228,544
7,529	*	Newfield Exploration Co	270,291
18,403		Noble Energy, Inc	1,827,786
76,299		Occidental Petroleum Corp	6,959,995
1,177	*	Oil States International, Inc	93,666
19,068		Patterson-UTI Energy, Inc	308,330
3,047		Pioneer Natural Resources Co	352,903
18,393	*	Plains Exploration & Production Co	751,354
5,352		Questar Market Resources, Inc	164,895
16,389	*,e	Quicksilver Resources, Inc	77,028
13,655	*	Rowan Cos, Inc	471,507
2,906		SEACOR Holdings, Inc	270,055

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

86,307		Spectra Energy Corp	$2,653,077
1,544		St. Mary Land & Exploration Co	102,074
13,973		Sunoco, Inc	688,729
5,840		Teekay Corp	210,824
18,795	*	Tesoro Corp	436,984
6,326		Tidewater, Inc	348,120
5,375	*	Unit Corp	227,094
75,297		Valero Energy Corp	1,859,836
82,032		Williams Cos, Inc	2,791,549
25,710	*	WPX Energy, Inc	451,725

		TOTAL ENERGY	106,534,642

FOOD & STAPLES RETAILING - 1.4%
178,839		CVS Corp	7,979,796
18,954		Kroger Co	441,059
34,926	e	Safeway, Inc	710,046
27,153	e	Supervalu, Inc	161,289
6,671		Walgreen Co	233,885
56,248		Wal-Mart Stores, Inc	3,313,570

		TOTAL FOOD & STAPLES RETAILING	12,839,645

FOOD, BEVERAGE & TOBACCO - 3.5%
70,344		Altria Group, Inc	2,265,780
89,467		Archer Daniels Midland Co	2,758,268
20,267		Beam, Inc	1,150,760
2,210		Brown-Forman Corp (Class B)	190,834
14,410		Bunge Ltd	929,445
5,971	e	Campbell Soup Co	201,999
9,820		Coca-Cola Enterprises, Inc	295,778
47,022		ConAgra Foods, Inc	1,214,108
22,559	*	Constellation Brands, Inc (Class A)	487,275
1,763		Corn Products International, Inc	100,597
23,975	*	Dean Foods Co	294,413
20,933		General Mills, Inc	814,084
18,039		H.J. Heinz Co	961,659
5,226		Hershey Co	350,194
8,429		Hormel Foods Corp	244,947
15,206		J.M. Smucker Co	1,210,854
2,316		Kellogg Co	117,120
217,655		Kraft Foods, Inc (Class A)	8,677,905
17,721		Lorillard, Inc	2,397,474
5,524		McCormick & Co, Inc	308,847
22,005		Mead Johnson Nutrition Co	1,882,748
17,792		Molson Coors Brewing Co (Class B)	739,791
22,348		Philip Morris International, Inc	2,000,370
3,553	*	Post Holdings, Inc	105,702
7,106	*	Ralcorp Holdings, Inc	517,388
30,925		Reynolds American, Inc	1,262,668
13,031		Sara Lee Corp	287,203
21,485	*	Smithfield Foods, Inc	450,325
38,977		Tyson Foods, Inc (Class A)	711,330

		TOTAL FOOD, BEVERAGE & TOBACCO	32,929,866

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 3.2%
46,145		Aetna, Inc	$2,032,226
4,922	*	Allscripts Healthcare Solutions, Inc	54,536
2,200	*	Amerigroup Corp	135,872
7,541		Baxter International, Inc	417,847
197,576	*	Boston Scientific Corp	1,236,826
1,541	*	Brookdale Senior Living, Inc	29,294
22,923		Cardinal Health, Inc	968,955
20,316	*	CareFusion Corp	526,388
37,698		Cigna Corp	1,742,779
12,779	*	Community Health Systems, Inc	311,041
4,443		Cooper Cos, Inc	391,739
19,626		Coventry Health Care, Inc	588,584
30,596		Covidien plc	1,689,817
11,180		Dentsply International, Inc	459,051
5,391		HCA Holdings, Inc	145,126
11,091	*	Health Net, Inc	394,950
5,711	*	Henry Schein, Inc	438,262
791		Hill-Rom Holdings, Inc	25,668
34,860	*	Hologic, Inc	666,523
22,084		Humana, Inc	1,781,737
10,498	*	Inverness Medical Innovations, Inc	250,797
6,042	*	LifePoint Hospitals, Inc	235,759
19,332		Medtronic, Inc	738,482
15,372		Omnicare, Inc	535,560
7,451		Patterson Cos, Inc	254,005
1,914		Quest Diagnostics, Inc	110,419
5,110		Teleflex, Inc	320,244
51,517	*	Tenet Healthcare Corp	267,373
142,965		UnitedHealth Group, Inc	8,027,485
11,375	*	VCA Antech, Inc	269,132
46,006		WellPoint, Inc	3,120,127
23,731		Zimmer Holdings, Inc	1,493,392

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	29,659,996

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
7,934		Church & Dwight Co, Inc	403,047
16,440		Clorox Co	1,152,444
6,539		Colgate-Palmolive Co	646,969
8,959	*	Energizer Holdings, Inc	639,045
6,536		Kimberly-Clark Corp	512,880
343,743		Procter & Gamble Co	21,875,805

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	25,230,190

INSURANCE - 7.4%
44,643		ACE Ltd	3,391,529
61,662		Aflac, Inc	2,777,256
1,992	*	Alleghany Corp	683,057
4,973		Allied World Assurance Co Holdings Ltd	357,857
65,189		Allstate Corp	2,172,749
10,196		American Financial Group, Inc	396,828

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

58,467	*	American International Group, Inc	$1,989,632
1,052		American National Insurance Co	73,850
43,422		Aon plc	2,249,260
17,323	*	Arch Capital Group Ltd	680,447
15,336		Arthur J. Gallagher & Co	576,020
9,290		Aspen Insurance Holdings Ltd	263,093
12,176		Assurant, Inc	491,180
23,936		Assured Guaranty Ltd	339,412
17,340		Axis Capital Holdings Ltd	589,907
231,036	*	Berkshire Hathaway, Inc (Class B)	18,586,846
15,847		Brown & Brown, Inc	427,394
36,000		Chubb Corp	2,630,520
19,325		Cincinnati Financial Corp	688,357
3,402		CNA Financial Corp	104,169
5,846		Endurance Specialty Holdings Ltd	234,892
6,102		Everest Re Group Ltd	604,708
29,245		Fidelity National Title Group, Inc (Class A)	563,551
64,499	*	Genworth Financial, Inc (Class A)	387,639
5,874		Hanover Insurance Group, Inc	237,075
58,079		Hartford Financial Services Group, Inc	1,193,523
13,637		HCC Insurance Holdings, Inc	435,839
6,811		Kemper Corp	204,262
40,452		Lincoln National Corp	1,001,996
41,174		Loews Corp	1,693,487
1,265	*	Markel Corp	556,954
72,440		Marsh & McLennan Cos, Inc	2,423,118
19,509	*,e	MBIA, Inc	196,651
3,689		Mercury General Corp	166,706
107,748		Metlife, Inc	3,882,160
33,007		Old Republic International Corp	328,420
8,792		PartnerRe Ltd	612,099
39,891		Principal Financial Group	1,103,784
80,923		Progressive Corp	1,723,660
11,097		Protective Life Corp	324,698
64,160		Prudential Financial, Inc	3,884,246
9,653		Reinsurance Group of America, Inc (Class A)	561,225
6,897		RenaissanceRe Holdings Ltd	538,380
6,018		Stancorp Financial Group, Inc	230,971
13,573		Torchmark Corp	661,141
52,011		Travelers Cos, Inc	3,345,348
37,570		UnumProvident Corp	891,912
8,474		Validus Holdings Ltd	275,405
15,289		W.R. Berkley Corp	575,784
785		White Mountains Insurance Group Ltd	410,555
40,570		XL Capital Ltd	872,661

		TOTAL INSURANCE	69,592,213

MATERIALS - 2.6%
12,902	e	AK Steel Holding Corp	95,733
139,352		Alcoa, Inc	1,355,895
8,843		Aptargroup, Inc	482,032
10,541		Ashland, Inc	694,335

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,237		Bemis Co, Inc	$461,136
8,539		Cabot Corp	368,287
1,413		CF Industries Holdings, Inc	272,794
14,907		Commercial Metals Co	220,325
6,465		Cytec Industries, Inc	410,980
4,816		Domtar Corp	421,304
154,894		Dow Chemical Co	5,247,809
5,231		Greif, Inc (Class A)	280,591
20,306		Huntsman Corp	287,533
45,502		International Paper Co	1,515,671
38,683		LyondellBasell Industries AF S.C.A	1,616,176
3,060	e	Martin Marietta Materials, Inc	253,613
22,446		MeadWestvaco Corp	714,232
64,231		Newmont Mining Corp	3,060,607
41,289		Nucor Corp	1,618,942
21,863	*	Owens-Illinois, Inc	508,315
1,183		Packaging Corp of America	34,532
8,175		Reliance Steel & Aluminum Co	456,901
235	*	Rockwood Holdings, Inc	13,005
17,443		RPM International, Inc	463,460
2,203		Schnitzer Steel Industries, Inc (Class A)	87,833
738		Scotts Miracle-Gro Co (Class A)	38,671
24,589		Sealed Air Corp	471,617
13,228		Sonoco Products Co	438,243
7,064		Steel Dynamics, Inc	90,207
4,800		Titanium Metals Corp	70,896
19,705	e	United States Steel Corp	558,243
10,860		Valspar Corp	555,489
16,850		Vulcan Materials Co	721,348
2,166	e	Westlake Chemical Corp	138,516
841	*	WR Grace & Co	50,133

		TOTAL MATERIALS	24,075,404

MEDIA - 3.6%
74,120		CBS Corp (Class B)	2,471,902
4,600		Clear Channel Outdoor Holdings, Inc (Class A)	34,822
205,321		Comcast Corp (Class A)	6,227,386
6,444		DISH Network Corp (Class A)	206,015
9,645	*,e	DreamWorks Animation SKG, Inc (Class A)	173,706
30,804		Gannett Co, Inc	425,711
38,360		Interpublic Group of Cos, Inc	453,032
4,884	*,e	Lamar Advertising Co (Class A)	155,409
15,291	*	Liberty Interactive LLC	1,337,045
7,914	*	Madison Square Garden, Inc	284,667
7,169		McGraw-Hill Cos, Inc	352,500
285,358		News Corp (Class A)	5,593,017
1,400	*,e	Pandora Media, Inc	12,040
7,358	e	Regal Entertainment Group (Class A)	100,142
25,603		Thomson Corp	763,481
132,095		Time Warner, Inc	4,948,279
236,240		Walt Disney Co	10,184,306
698	e	Washington Post Co (Class B)	263,963

		TOTAL MEDIA	33,987,423

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
12,589		Abbott Laboratories	$781,273
105,020		Amgen, Inc	7,467,972
2,491	*	Bio-Rad Laboratories, Inc (Class A)	269,003
225,181		Bristol-Myers Squibb Co	7,514,290
90,285		Eli Lilly & Co	3,736,896
34,756	*	Forest Laboratories, Inc	1,210,552
3,233	*	Hospira, Inc	113,543
287,926		Johnson & Johnson	18,741,103
21,623	*	Life Technologies Corp	1,002,442
407,358		Merck & Co, Inc	15,984,728
5,148	*	Mylan Laboratories, Inc	111,763
14,403		PerkinElmer, Inc	397,523
1,042,930		Pfizer, Inc	23,914,385
29,821	*,e	Qiagen N.V. (NASDAQ)	498,905
50,341		Thermo Electron Corp	2,801,477
3,420	*	Vertex Pharmaceuticals, Inc	131,602
1,781		Warner Chilcott plc	38,737
864	*	Watson Pharmaceuticals, Inc	65,111

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	84,781,305

REAL ESTATE - 3.7%
8,207		Alexandria Real Estate Equities, Inc	614,868
60,247		AMB Property Corp	2,155,638
39,783		American Capital Agency Corp	1,242,821
124,882		Annaly Capital Management, Inc	2,038,074
5,254		Apartment Investment & Management Co (Class A)	142,646
12,432		AvalonBay Communities, Inc	1,807,613
3,390		Boston Properties, Inc	366,967
18,804		Brandywine Realty Trust	223,015
9,689		BRE Properties, Inc (Class A)	508,673
3,146		Camden Property Trust	212,890
132,566		Chimera Investment Corp	383,116
6,339		Corporate Office Properties Trust	149,283
29,349		DDR Corp	434,365
17,962		Douglas Emmett, Inc	417,437
33,198		Duke Realty Corp	491,994
35,858		Equity Residential	2,203,116
2,127		Essex Property Trust, Inc	336,002
2,138		Federal Realty Investment Trust	215,211
18,015	*	Forest City Enterprises, Inc (Class A)	287,339
74,681		General Growth Properties, Inc	1,329,322
53,268		HCP, Inc	2,207,959
28,264		Health Care REIT, Inc	1,601,438
16,589		Hospitality Properties Trust	457,525
89,999		Host Marriott Corp	1,497,583
2,886	*	Howard Hughes Corp	193,680
10,961		HRPT Properties Trust	205,519
1,463		Jones Lang LaSalle, Inc	116,952
52,870		Kimco Realty Corp	1,026,207
15,282		Liberty Property Trust	557,029
10,977		Macerich Co	675,854

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,954		Mack-Cali Realty Corp	$343,319
23,472		Piedmont Office Realty Trust, Inc	416,393
8,395		Plum Creek Timber Co, Inc	352,926
1,126		Public Storage, Inc	161,311
17,809		Realty Income Corp	700,606
11,815		Regency Centers Corp	531,202
4,351	*	Rouse Properties, Inc	58,477
21,064		Senior Housing Properties Trust	465,093
7,137		Simon Property Group, Inc	1,110,517
11,510		SL Green Realty Corp	948,884
9,136	*,e	St. Joe Co	162,895
7,364		Taubman Centers, Inc	568,354
26,303		UDR, Inc	692,558
12,739		Ventas, Inc	748,926
21,658		Vornado Realty Trust	1,859,123
15,475		Weingarten Realty Investors	411,016
49,634		Weyerhaeuser Co	1,010,548

		TOTAL REAL ESTATE	34,642,284

RETAILING - 3.0%
2,708		Aaron’s, Inc	73,576
1,478		Abercrombie & Fitch Co (Class A)	74,151
26,226		American Eagle Outfitters, Inc	472,330
2,667	*,e	Autonation, Inc	92,225
39,127		Best Buy Co, Inc	863,533
5,924	*	Big Lots, Inc	217,055
24,492	*	Carmax, Inc	756,068
8,771		Chico’s FAS, Inc	134,723
4,307	e	Dillard’s, Inc (Class A)	278,060
700		DSW, Inc (Class A)	39,382
5,502	e	Expedia, Inc	234,550
20,146		Foot Locker, Inc	616,266
19,152	e	GameStop Corp (Class A)	435,900
45,888		Gap, Inc	1,307,808
15,207		Genuine Parts Co	985,109
900	*,e	Groupon, Inc	9,639
83,738		Home Depot, Inc	4,336,791
600	*,e	HomeAway, Inc	15,630
21,605		JC Penney Co, Inc	779,076
5,205		Kohl’s Corp	260,927
78,973	*	Liberty Media Holding Corp (Interactive A)	1,487,852
158,369		Lowe’s Companies, Inc	4,983,872
48,894		Macy’s, Inc	2,005,632
12,693	e	RadioShack Corp	65,750
800	*	Sally Beauty Holdings, Inc	21,280
5,436	*,e	Sears Holdings Corp	292,348
11,144		Signet Jewelers Ltd	543,493
93,605		Staples, Inc	1,441,517
86,119		Target Corp	4,989,735
5,502	*	TripAdvisor, Inc	206,380
6,621		Williams-Sonoma, Inc	256,166

		TOTAL RETAILING	28,276,824

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
162,445		Applied Materials, Inc	$1,947,716
3,535	*	Atmel Corp	31,355
13,440	*,e	Cree, Inc	415,296
16,218	*	Fairchild Semiconductor International, Inc	229,809
1,949	*,e	Freescale Semiconductor Holdings Ltd	24,187
659,417		Intel Corp	18,727,443
9,424	*	International Rectifier Corp	205,726
7,536		Intersil Corp (Class A)	77,395
5,062		Kla-Tencor Corp	263,983
53,632	*	LSI Logic Corp	431,201
66,464	*	Marvell Technology Group Ltd	997,625
15,942	*	MEMC Electronic Materials, Inc	57,232
114,249	*	Micron Technology, Inc	752,901
9,045	*	Novellus Systems, Inc	422,854
27,465	*	PMC - Sierra, Inc	194,177
797	*	Silicon Laboratories, Inc	28,285
13,852	*	SunPower Corp	77,710
24,919	*	Teradyne, Inc	428,856
55,785		Texas Instruments, Inc	1,781,773

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	27,095,524

SOFTWARE & SERVICES - 2.1%
54,620		Activision Blizzard, Inc	702,959
2,026	*	Akamai Technologies, Inc	66,048
22,660	*	Amdocs Ltd	725,120
12,696	*	AOL, Inc	317,908
1,272	e	Booz Allen Hamilton Holding Co	21,751
626		Broadridge Financial Solutions, Inc	14,530
50,797		CA, Inc	1,342,057
19,915		Computer Sciences Corp	558,815
7,342	*	Compuware Corp	64,022
3,912		DST Systems, Inc	218,994
69,238	*	eBay, Inc	2,842,220
34,445		Fidelity National Information Services, Inc	1,159,763
13,119	*	First American Corp	219,087
3,826	*	Fiserv, Inc	268,930
3,385	*	Genpact Ltd	56,462
10,496		IAC/InterActiveCorp	505,382
18,923	*	Monster Worldwide, Inc	163,305
3,803		Paychex, Inc	117,817
24,782		SAIC, Inc	301,349
18,295	*	Synopsys, Inc	549,033
20,508		Total System Services, Inc	482,348
46,634		Visa, Inc (Class A)	5,735,049
159,548	*	Yahoo!, Inc	2,479,376
4,100	*,e	Zynga, Inc	34,194

		TOTAL SOFTWARE & SERVICES	18,946,519

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
13,087	*	Arrow Electronics, Inc	$550,308
19,825	*	Avnet, Inc	715,286
6,337		AVX Corp	80,480
60,234	*	Brocade Communications Systems, Inc	333,696
726,024		Cisco Systems, Inc	14,629,384
206,055		Corning, Inc	2,956,889
55,766	*	Dell, Inc	912,889
8,265		Diebold, Inc	326,054
5,584	*	EchoStar Corp (Class A)	162,215
1,000	*,e	Fusion-io, Inc	25,650
11,240		Harris Corp	511,870
262,258		Hewlett-Packard Co	6,493,508
20,913	*	Ingram Micro, Inc (Class A)	406,967
5,293	*	Itron, Inc	215,954
4,122		Jabil Circuit, Inc	96,661
9,960		Lexmark International, Inc (Class A)	299,796
17,417	e	Molex, Inc	480,535
34,516	*	Motorola Mobility Holdings, Inc	1,339,911
34,154		Motorola, Inc	1,742,879
3,990	*	NCR Corp	93,765
2,022	*	QLogic Corp	34,880
31,276	*	SanDisk Corp	1,157,525
5,411	*	Tech Data Corp	291,058
45,767		Tellabs, Inc	172,541
18,221	*	Vishay Intertechnology, Inc	204,440
30,837	*	Western Digital Corp	1,196,784
184,619		Xerox Corp	1,436,336

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	36,868,261

TELECOMMUNICATION SERVICES - 4.6%
781,709		AT&T, Inc	25,726,043
80,975		CenturyTel, Inc	3,122,396
14,248	*	Clearwire Corp (Class A)	20,873
128,382	e	Frontier Communications Corp	518,663
18,235	*	Level 3 Communications, Inc	420,499
2,556	*	NII Holdings, Inc (Class B)	35,771
392,214	*	Sprint Nextel Corp	972,691
12,529		Telephone & Data Systems, Inc	304,329
2,638	*	tw telecom inc (Class A)	57,456
1,831	*	US Cellular Corp	71,812
288,959		Verizon Communications, Inc	11,668,164
32,323		Windstream Corp	363,311

		TOTAL TELECOMMUNICATION SERVICES	43,282,009

TRANSPORTATION - 1.7%
5,399		Alexander & Baldwin, Inc	276,213
6,466		Con-Way, Inc	210,145
1,247		Copa Holdings S.A. (Class A)	101,394
45,708	*	Delta Air Lines, Inc	500,960
39,019		FedEx Corp	3,443,036
3,594		Kansas City Southern Industries, Inc	276,810

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,270	*	Kirby Corp	$150,660
43,836		Norfolk Southern Corp	3,196,959
6,508		Ryder System, Inc	317,070
83,680		Southwest Airlines Co	692,870
6,788	*	UAL Corp	148,793
54,107		Union Pacific Corp	6,083,791
1,210		UTI Worldwide, Inc	20,171

		TOTAL TRANSPORTATION	15,418,872

UTILITIES - 7.0%
86,551	*	AES Corp	1,083,618
15,587		AGL Resources, Inc	614,595
14,690		Alliant Energy Corp	664,576
31,810		Ameren Corp	1,043,050
63,656		American Electric Power Co, Inc	2,472,399
23,309		American Water Works Co, Inc	798,100
17,255		Aqua America, Inc	391,861
12,327		Atmos Energy Corp	401,614
49,829	*	Calpine Corp	934,294
55,889		Centerpoint Energy, Inc	1,129,517
33,069		CMS Energy Corp	760,256
38,707		Consolidated Edison, Inc	2,301,131
76,016		Dominion Resources, Inc	3,967,275
22,592		DTE Energy Co	1,273,737
175,885		Duke Energy Corp	3,769,215
42,643		Edison International	1,876,718
23,528		Entergy Corp	1,542,496
110,371		Exelon Corp	4,305,573
55,120		FirstEnergy Corp	2,580,718
17,711		Great Plains Energy, Inc	361,659
12,625		Hawaiian Electric Industries, Inc	335,067
10,611		Integrys Energy Group, Inc	579,785
24,685		MDU Resources Group, Inc	566,274
8,862		National Fuel Gas Co	419,350
55,782		NextEra Energy, Inc	3,589,572
36,306		NiSource, Inc	894,943
41,093		Northeast Utilities	1,510,990
31,106	*	NRG Energy, Inc	528,802
30,106		NV Energy, Inc	501,265
12,640		OGE Energy Corp	682,054
13,075		Oneok, Inc	1,123,012
29,522		Pepco Holdings, Inc	558,556
55,989		PG&E Corp	2,473,594
14,365		Pinnacle West Capital Corp	694,548
75,776		PPL Corp	2,072,474
39,045		Progress Energy, Inc	2,077,975
67,044		Public Service Enterprise Group, Inc	2,088,421
22,586		Questar Corp	446,073
105,169	*	RRI Energy, Inc	224,010
15,113		SCANA Corp	697,011
31,697		Sempra Energy	2,052,064
112,083		Southern Co	5,149,093

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

28,372		TECO Energy, Inc	$511,263
14,087		UGI Corp	411,059
10,789		Vectren Corp	317,736
14,936		Westar Energy, Inc	428,514
31,325		Wisconsin Energy Corp	1,154,013
63,822		Xcel Energy, Inc	1,727,023

		TOTAL UTILITIES	66,086,943

		TOTAL COMMON STOCKS	929,473,625

		(Cost $914,727,693)

SHORT-TERM INVESTMENTS - 1.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
		TIAA-CREF Short Term Lending Portfolio of the State Street
9,190,510	c	Navigator Securities Lending Trust	9,190,510

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	9,190,510

		TOTAL SHORT-TERM INVESTMENTS	9,190,510

		(Cost $9,190,510)

		TOTAL INVESTMENTS - 100.3%	938,664,135
		(Cost $923,918,203)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%	(3,068,114)

		NET ASSETS - 100.0%	$935,596,021

		Abbreviation(s):
		ADR American Depositary Receipt
		REIT Real Estate Investment Trust

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,912,832.

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.9%
16,056	*	American Axle & Manufacturing Holdings, Inc	$155,583
5,214	*	Amerigon, Inc (Class A)	74,560
21,736		Autoliv, Inc	1,363,716
26,472	*,e	BorgWarner, Inc	2,092,346
14,647		Cooper Tire & Rubber Co	218,973
38,683		Dana Holding Corp	565,545
28,090	*	Delphi Automotive plc	862,082
2,524	*	Dorman Products, Inc	120,597
4,478		Drew Industries, Inc	133,355
32,025	*	Exide Technologies	92,232
4,074	*	Federal Mogul Corp (Class A)	52,677
905,309		Ford Motor Co	10,211,885
3,900	*	Fuel Systems Solutions, Inc	91,455
183,527	*	General Motors Co	4,221,121
35,882		Gentex Corp	788,328
63,657	*	Goodyear Tire & Rubber Co	698,954
56,732		Harley-Davidson, Inc	2,968,786
165,303		Johnson Controls, Inc	5,284,736
25,320		Lear Corp	1,050,780
10,927	*	Modine Manufacturing Co	86,323
2,830	*,e	Motorcar Parts of America, Inc	21,395
7,813		Spartan Motors, Inc	33,987
4,612		Standard Motor Products, Inc	69,503
6,216	*	Stoneridge, Inc	53,582
5,493		Superior Industries International, Inc	93,985
14,267	*	Tenneco, Inc	439,852
12,687	*,e	Tesla Motors, Inc	420,320
10,407		Thor Industries, Inc	352,069
2,020	*	Tower International, Inc	21,493
25,109	*	TRW Automotive Holdings Corp	1,147,732
13,016	*	Visteon Corp	653,013
6,853	*,e	Winnebago Industries, Inc	66,816

		TOTAL AUTOMOBILES & COMPONENTS	34,507,781

BANKS - 3.3%
3,565		1st Source Corp	80,890
6,380	*	1st United Bancorp, Inc	38,663
1,111		Alliance Financial Corp	33,897
5,570	*	Ameris Bancorp	69,068
1,666		Ames National Corp	36,785
2,350		Apollo Residential Mortgage	42,653
2,369	e	Arrow Financial Corp	56,714
40,687		Associated Banc-Corp	542,358
20,490	e	Astoria Financial Corp	198,548

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,553		Bancfirst Corp	$64,760
6,527		Banco Latinoamericano de Exportaciones S.A. (Class E)	136,088
23,969		Bancorpsouth, Inc	322,862
10,777		Bank Mutual Corp	42,030
12,376		Bank of Hawaii Corp	605,063
891		Bank of Kentucky Financial Corp	22,462
1,245		Bank of Marin Bancorp	46,152
8,276	e	Bank of the Ozarks, Inc	255,728
4,937		BankFinancial Corp	32,880
10,023		BankUnited	246,566
4,908		Banner Corp	107,731
169,629		BB&T Corp	5,434,913
20,735	*	BBCN Bancorp, Inc	227,670
7,791	*	Beneficial Mutual Bancorp, Inc	67,548
4,857		Berkshire Hills Bancorp, Inc	110,205
2,074	*	BofI Holding, Inc	36,855
6,918		BOK Financial Corp	394,534
18,064		Boston Private Financial Holdings, Inc	168,356
1,513	e	Bridge Bancorp, Inc	29,473
1,451	*	Bridge Capital Holdings	22,186
15,783		Brookline Bancorp, Inc	141,731
2,542		Bryn Mawr Bank Corp	54,628
1,796		Camden National Corp	58,406
1,780	*	Cape Bancorp, Inc	14,489
2,671	e	Capital City Bank Group, Inc	22,303
58,340		CapitalSource, Inc	376,293
43,718		Capitol Federal Financial	516,310
6,777		Cardinal Financial Corp	81,798
18,447		Cathay General Bancorp	317,657
1,971		Center Bancorp, Inc	20,833
4,542		Centerstate Banks of Florida, Inc	36,518
3,606	*,e	Central Pacific Financial Corp	51,277
488		Century Bancorp, Inc	13,405
1,161		Charter Financial Corp	10,449
6,432		Chemical Financial Corp	141,954
49,260	*	CIT Group, Inc	1,864,491
2,854		Citizens & Northern Corp	54,055
3,923	e	City Holding Co	130,832
10,963		City National Corp	583,889
988		Clifton Savings Bancorp, Inc	10,097
2,750		CNB Financial Corp	45,210
7,617		CoBiz, Inc	47,606
9,261		Columbia Banking System, Inc	189,758
47,507		Comerica, Inc	1,521,174
19,580		Commerce Bancshares, Inc	785,158
10,466		Community Bank System, Inc	294,304
3,608		Community Trust Bancorp, Inc	115,276
13,518		Cullen/Frost Bankers, Inc	797,021
20,958	e	CVB Financial Corp	242,484
7,291		Dime Community Bancshares	101,053
46,375	*	Doral Financial Corp	84,866
3,922	*	Eagle Bancorp, Inc	69,772

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

34,916		East West Bancorp, Inc	$795,037
1,116	*	Encore Bancshares, Inc	22,889
920	e	Enterprise Bancorp, Inc	14,803
3,723		Enterprise Financial Services Corp	45,011
2,920		ESB Financial Corp	39,216
3,464		ESSA Bancorp, Inc	33,774
2,312		Federal Agricultural Mortgage Corp (Class C)	52,852
224,271		Fifth Third Bancorp	3,191,376
1,693		Financial Institutions, Inc	28,646
3,533		First Bancorp (NC)	35,401
2,055		First Bancorp, Inc	29,818
18,065		First Busey Corp	83,822
1,571		First Citizens Bancshares, Inc (Class A)	272,254
24,648		First Commonwealth Financial Corp	158,487
3,721		First Community Bancshares, Inc	49,824
4,190	e	First Connecticut Bancorp	55,266
2,279		First Defiance Financial Corp	39,153
13,662		First Financial Bancorp	229,658
8,777	e	First Financial Bankshares, Inc	297,014
2,608		First Financial Corp	78,240
3,872		First Financial Holdings, Inc	44,683
62,207		First Horizon National Corp	571,060
3,687		First Interstate Bancsystem, Inc	51,950
6,011		First Merchants Corp	74,116
17,497		First Midwest Bancorp, Inc	186,343
82,450		First Niagara Financial Group, Inc	737,103
1,920		First of Long Island Corp	52,858
2,371		First Pactrust Bancorp, Inc	26,057
17,243	*	First Republic Bank	569,536
25,645		FirstMerit Corp	430,836
45,932	*	Flagstar Bancorp, Inc	39,979
7,351		Flushing Financial Corp	95,784
33,887		FNB Corp	384,617
3,409		Fox Chase Bancorp, Inc	43,362
3,247	*	Franklin Financial Corp	46,692
46,742		Fulton Financial Corp	490,324
2,948		German American Bancorp, Inc	56,130
16,882		Glacier Bancorp, Inc	251,542
2,372		Great Southern Bancorp, Inc	57,023
1,566	*,e	Hampton Roads Bankshares, Inc	4,949
19,276		Hancock Holding Co	620,302
4,431	*	Hanmi Financial Corp	46,215
3,113		Heartland Financial USA, Inc	57,653
4,878	*	Heritage Commerce Corp	32,878
3,660		Heritage Financial Corp	47,946
7,336		Home Bancshares, Inc	213,771
3,873		Home Federal Bancorp, Inc	37,917
3,200	*	Home Loan Servicing Solutions Ltd	44,352
111,208		Hudson City Bancorp, Inc	785,128
3,654		Hudson Valley Holding Corp	66,978
211,684		Huntington Bancshares, Inc	1,416,166
8,082		IBERIABANK Corp	412,748

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,016	e	Independent Bank Corp	$140,799
12,430		International Bancshares Corp	245,244
10,853	*	Investors Bancorp, Inc	167,570
2,959		Kearny Financial Corp	28,702
230,507		Keycorp	1,853,276
5,325		Lakeland Bancorp, Inc	48,671
5,683		Lakeland Financial Corp	147,985
30,782		M&T Bank Corp	2,655,563
4,715		MainSource Financial Group, Inc	55,118
12,763		MB Financial, Inc	263,811
1,121		Merchants Bancshares, Inc	30,132
1,281	*	Meridian Interstate Bancorp, Inc	17,165
44,740	*,e	MGIC Investment Corp	154,800
1,792		Midsouth Bancorp, Inc	25,267
1,625	e	National Bankshares, Inc	48,279
29,033		National Penn Bancshares, Inc	267,684
10,299		NBT Bancorp, Inc	211,644
106,869		New York Community Bancorp, Inc	1,441,664
3,989		Northfield Bancorp, Inc	55,686
24,891		Northwest Bancshares, Inc	306,657
3,428		OceanFirst Financial Corp	49,946
22,744	*	Ocwen Financial Corp	339,113
22,275		Old National Bancorp	285,566
2,770	*,e	OmniAmerican Bancorp, Inc	55,539
10,624		Oriental Financial Group, Inc	125,576
11,995		Oritani Financial Corp	177,766
1,120		Orrstown Financial Services, Inc	8,658
2,090	*	Pacific Capital Bancorp	95,200
4,317		Pacific Continental Corp	38,378
7,099		PacWest Bancorp	169,098
3,394	e	Park National Corp	228,247
7,499	*	Park Sterling Bank	35,320
892		Penns Woods Bancorp, Inc	35,180
3,243	*	Pennsylvania Commerce Bancorp, Inc	37,522
2,471		Peoples Bancorp, Inc	45,442
92,204		People’s United Financial, Inc	1,137,798
8,010	*	Pinnacle Financial Partners, Inc	146,583
128,477		PNC Financial Services Group, Inc	8,520,595
264,669	*	Popular, Inc	471,111
14,102		PrivateBancorp, Inc	221,824
12,197		Prosperity Bancshares, Inc	568,990
14,194		Provident Financial Services, Inc	208,652
8,912		Provident New York Bancorp	75,217
54,536	e	Radian Group, Inc	170,152
341,763		Regions Financial Corp	2,303,483
5,865		Renasant Corp	93,840
2,321	e	Republic Bancorp, Inc (Class A)	54,613
6,915		Rockville Financial, Inc	80,975
2,561		Roma Financial Corp	24,176
6,570		S&T Bancorp, Inc	122,990
2,818	e	S.Y. Bancorp, Inc	65,378
5,645		Sandy Spring Bancorp, Inc	101,666

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,269		SCBT Financial Corp	$112,421
16,989	*	Seacoast Banking Corp of Florida	27,522
1,188	e	Sierra Bancorp	10,882
11,663	*	Signature Bank	766,142
4,057		Simmons First National Corp (Class A)	98,747
4,045		Southside Bancshares, Inc	82,510
3,920	*	Southwest Bancorp, Inc	35,633
7,405	*	State Bank & Trust Co	127,736
5,377		StellarOne Corp	67,266
7,252		Sterling Bancorp	68,967
6,285	*	Sterling Financial Corp	122,055
2,269		Suffolk Bancorp	26,956
8,811	*	Sun Bancorp, Inc	25,464
128,789		SunTrust Banks, Inc	3,126,997
43,713		Susquehanna Bancshares, Inc	453,304
10,078	*	SVB Financial Group	645,899
184,529	e	Synovus Financial Corp	387,511
2,961	*,e	Taylor Capital Group, Inc	41,217
37,416		TCF Financial Corp	429,162
2,926		Territorial Bancorp, Inc	63,553
10,495	*	Texas Capital Bancshares, Inc	395,766
18,725	*	TFS Financial Corp	184,067
6,853	*	The Bancorp, Inc	70,380
2,461	e	Tompkins Trustco, Inc	93,149
5,706	e	TowneBank	74,292
3,287		Trico Bancshares	54,038
21,797		Trustco Bank Corp NY	119,230
15,006		Trustmark Corp	381,903
8,605		UMB Financial Corp	413,470
26,916		Umpqua Holdings Corp	356,368
4,373		Union Bankshares Corp	61,047
14,000	e	United Bankshares, Inc	370,020
9,743	*,e	United Community Banks, Inc	91,682
3,593		United Financial Bancorp, Inc	57,632
3,928		Univest Corp of Pennsylvania	63,241
468,997		US Bancorp	15,087,633
43,447	e	Valley National Bancorp	547,432
8,161		ViewPoint Financial Group	129,842
5,488	*	Virginia Commerce Bancorp	42,971
2,520	*	Walker & Dunlop, Inc	32,886
3,589		Washington Banking Co	50,031
29,551		Washington Federal, Inc	518,325
3,332		Washington Trust Bancorp, Inc	78,868
16,945		Webster Financial Corp	385,160
1,201,794		Wells Fargo & Co	40,175,974
5,415		WesBanco, Inc	110,899
3,645		West Bancorporation, Inc	34,992
4,520	*	West Coast Bancorp	88,321
7,837		Westamerica Bancorporation	359,483
16,291	*	Western Alliance Bancorp	143,035
6,575		Westfield Financial, Inc	49,115
14,423	*	Wilshire Bancorp, Inc	77,307

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,202	e	Wintrust Financial Corp	$296,338
1,501		WSFS Financial Corp	59,905
43,259		Zions Bancorporation	882,051

		TOTAL BANKS	124,735,382

CAPITAL GOODS - 8.5%
173,526		3M Co	15,506,283
8,963		A.O. Smith Corp	426,639
46,747	*,e	A123 Systems, Inc	47,682
4,398	e	Aaon, Inc	89,719
9,346		AAR Corp	144,396
9,533	*	Accuride Corp	69,114
6,233		Aceto Corp	56,097
18,755	*,e	Active Power, Inc	16,598
16,167		Actuant Corp (Class A)	440,874
10,184		Acuity Brands, Inc	565,925
28,042	*	Aecom Technology Corp	618,887
9,267	*	Aegion Corp	169,123
3,965	*	Aerovironment, Inc	96,429
23,724	*	AGCO Corp	1,104,827
8,161	*,e	Air Lease Corp	191,947
13,659		Aircastle Ltd	165,957
1,559		Alamo Group, Inc	52,507
6,492		Albany International Corp (Class A)	156,457
8,516		Alliant Techsystems, Inc	453,903
6,299	*	Altra Holdings, Inc	115,146
4,150	*	Ameresco, Inc	50,589
2,280	*	American Railcar Industries, Inc	61,514
2,127		American Science & Engineering, Inc	138,914
19,479	*,e	American Superconductor Corp	80,448
2,190		American Woodmark Corp	39,311
39,304		Ametek, Inc	1,978,170
1,999		Ampco-Pittsburgh Corp	37,141
6,576		Apogee Enterprises, Inc	101,007
9,961		Applied Industrial Technologies, Inc	391,467
1,844		Argan, Inc	26,886
4,953		Armstrong World Industries, Inc	218,130
31,755	*	ArvinMeritor, Inc	206,725
4,668	*	Astec Industries, Inc	146,062
2,410	*	Astronics Corp	76,518
2,938		AZZ, Inc	151,924
27,568	*	Babcock & Wilcox Co	678,173
3,536		Badger Meter, Inc	130,620
12,789		Barnes Group, Inc	337,630
22,813	*	BE Aerospace, Inc	1,072,895
10,793	*	Beacon Roofing Supply, Inc	288,065
11,122		Belden CDT, Inc	386,823
1,739	*,e	Berliner Communications, Inc	5,652
11,417	*	Blount International, Inc	184,613
180,448		Boeing Co	13,858,405
11,144		Brady Corp (Class A)	345,798
11,871	e	Briggs & Stratton Corp	214,865

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,260	*,e	Broadwind Energy, Inc	$8,248
10,284	*,e	Builders FirstSource, Inc	42,884
2,842	*	CAI International, Inc	58,716
60,193	*,e	Capstone Turbine Corp	65,610
14,370		Carlisle Cos, Inc	791,212
2,150		Cascade Corp	101,201
157,815		Caterpillar, Inc	16,218,647
5,843		Ceradyne, Inc	147,945
6,904	*	Chart Industries, Inc	527,673
24,940		Chicago Bridge & Iron Co NV (ADR)	1,107,835
4,044		CIRCOR International, Inc	125,849
12,843		Clarcor, Inc	616,721
6,243	*	CNH Global NV	285,742
1,958	*	Coleman Cable, Inc	16,643
12,508	*	Colfax Corp	423,896
4,513	*	Columbus McKinnon Corp	66,928
8,888		Comfort Systems USA, Inc	94,035
6,882	*	Commercial Vehicle Group, Inc	73,224
39,642		Cooper Industries plc	2,480,400
11,436		Crane Co	504,671
3,711		Cubic Corp	171,560
47,879		Cummins, Inc	5,545,824
10,896		Curtiss-Wright Corp	384,520
133,295		Danaher Corp	7,227,255
101,835		Deere & Co	8,387,130
8,274	*	DigitalGlobe, Inc	101,522
36,970		Donaldson Co, Inc	1,281,380
4,371	e	Douglas Dynamics, Inc	61,762
45,228		Dover Corp	2,833,986
2,467	*	Ducommun, Inc	29,111
2,035	*	DXP Enterprises, Inc	88,258
8,293	*	Dycom Industries, Inc	193,973
3,119		Dynamic Materials Corp	57,015
82,486		Eaton Corp	3,974,174
17,718		EMCOR Group, Inc	519,492
183,373		Emerson Electric Co	9,634,418
6,280		Encore Wire Corp	160,077
9,284	*,e	Energy Recovery, Inc	19,496
11,823	*	EnerSys	413,214
4,857	*	EnPro Industries, Inc	201,128
6,242		ESCO Technologies, Inc	214,725
2,708	*,e	Essex Rental Corp	10,642
7,169	*	Esterline Technologies Corp	491,005
43,202		Exelis, Inc	498,119
72,604		Fastenal Co	3,399,320
14,588	*	Federal Signal Corp	75,274
9,555	*	Flow International Corp	39,271
13,521		Flowserve Corp	1,553,969
41,962		Fluor Corp	2,423,305
36,254	*	Fortune Brands Home & Security, Inc	824,416
5,447		Franklin Electric Co, Inc	273,167
2,798		Freightcar America, Inc	60,437

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

61,040	*,e	FuelCell Energy, Inc	$75,690
8,667	*	Furmanite Corp	54,255
13,065		Gardner Denver, Inc	851,054
10,891		GATX Corp	466,897
13,786	*,e	GenCorp, Inc	94,710
5,849	*	Generac Holdings, Inc	140,844
12,325	*	General Cable Corp	362,848
81,070		General Dynamics Corp	5,472,225
2,590,122		General Electric Co	50,714,589
5,202	*	GeoEye, Inc	119,230
7,124	*	Gibraltar Industries, Inc	96,316
3,692	*	Global Power Equipment Group, Inc	92,337
30,359		Goodrich Corp	3,808,840
3,568		Gorman-Rupp Co	102,758
15,344		Graco, Inc	817,989
30,150	*	GrafTech International Ltd	353,961
2,305		Graham Corp	50,894
9,084		Granite Construction, Inc	252,899
13,800		Great Lakes Dredge & Dock Corp	102,258
7,885	*	Greenbrier Cos, Inc	136,016
11,191		Griffon Corp	110,903
6,695	*	H&E Equipment Services, Inc	129,214
18,956		Harsco Corp	422,719
13,727		Heico Corp	553,473
23,054	*	Hexcel Corp	631,219
192,264		Honeywell International, Inc	11,662,733
4,160		Houston Wire & Cable Co	51,126
14,892		Hubbell, Inc (Class B)	1,194,934
11,454	*	Huntington Ingalls	451,860
1,508	*	Hurco Cos, Inc	39,706
20,471		IDEX Corp	886,599
12,136	*	II-VI, Inc	247,696
108,219		Illinois Tool Works, Inc	6,209,605
75,078		Ingersoll-Rand plc	3,192,317
4,124		Insteel Industries, Inc	46,890
7,826	*	Interline Brands, Inc	164,659
22,326		ITT Corp	501,442
30,622	*	Jacobs Engineering Group, Inc	1,342,162
6,721		John Bean Technologies Corp	107,469
25,209		Joy Global, Inc	1,784,041
2,886	*	Kadant, Inc	74,661
6,158		Kaman Corp	211,712
7,664		Kaydon Corp	187,998
36,987		KBR, Inc	1,252,380
19,243		Kennametal, Inc	812,632
4,315	*,e	KEYW Holding Corp	40,561
7,770	*,e	Kratos Defense & Security Solutions, Inc	43,124
24,947		L-3 Communications Holdings, Inc	1,834,602
427		Lawson Products, Inc	6,217
4,606	*	Layne Christensen Co	94,653
2,227		LB Foster Co (Class A)	59,706
12,555		Lennox International, Inc	544,887

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,978		Lincoln Electric Holdings, Inc	$1,028,132
2,960	e	Lindsay Manufacturing Co	197,698
2,139	*	LMI Aerospace, Inc	39,122
64,580		Lockheed Martin Corp	5,847,073
4,562		LSI Industries, Inc	31,250
4,022	*	Lydall, Inc	42,432
35,685		Manitowoc Co, Inc	494,237
84,429		Masco Corp	1,112,773
13,339	*	Mastec, Inc	231,965
3,435		Met-Pro Corp	34,213
1,952	*	Michael Baker Corp	43,979
4,929	*	Middleby Corp	500,146
2,777		Miller Industries, Inc	45,543
10,660	*	Moog, Inc (Class A)	450,598
11,008		MSC Industrial Direct Co (Class A)	811,400
8,910		Mueller Industries, Inc	407,276
40,545		Mueller Water Products, Inc (Class A)	145,557
4,712	*	MYR Group, Inc	78,785
1,369		Nacco Industries, Inc (Class A)	155,340
1,153	e	National Presto Industries, Inc	84,999
17,502	*	Navistar International Corp	594,193
4,640	*	NCI Building Systems, Inc	55,634
5,874	*	NN, Inc	46,463
14,234		Nordson Corp	767,213
64,045		Northrop Grumman Corp	4,052,768
2,182	*	Northwest Pipe Co	45,407
13,725	*	Orbital Sciences Corp	172,386
6,344	*	Orion Marine Group, Inc	43,900
21,482	*	Oshkosh Truck Corp	490,434
30,773	*	Owens Corning, Inc	1,057,053
89,666		Paccar, Inc	3,852,051
28,165		Pall Corp	1,678,916
36,878		Parker Hannifin Corp	3,233,832
24,528		Pentair, Inc	1,063,044
7,330		Perini Corp	111,489
3,814	*	Pike Electric Corp	31,351
4,110	*	PMFG, Inc	55,526
9,220	*,e	Polypore International, Inc	344,367
2,064	*	Powell Industries, Inc	67,307
4,414	*	PowerSecure International, Inc	22,909
34,809		Precision Castparts Corp	6,139,263
562		Preformed Line Products Co	32,444
7,136		Primoris Services Corp	102,901
1,100	*	Proto Labs, Inc	40,810
8,916		Quanex Building Products Corp	164,322
52,593	*	Quanta Services, Inc	1,163,357
4,233		Raven Industries, Inc	254,869
86,941		Raytheon Co	4,706,986
6,288	*	RBC Bearings, Inc	294,781
9,091		Regal-Beloit Corp	614,915
9,274		Robbins & Myers, Inc	451,737
34,603		Rockwell Automation, Inc	2,676,197

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

37,156		Rockwell Collins, Inc	$2,076,649
23,786		Roper Industries, Inc	2,423,793
16,012	*	RSC Holdings, Inc	379,805
7,591	*	Rush Enterprises, Inc (Class A)	137,245
32,704	*,e	SatCon Technology Corp	13,736
2,728		Sauer-Danfoss, Inc	118,150
98		Seaboard Corp	195,061
2,590		SeaCube Container Leasing Ltd	48,045
17,017	*	Shaw Group, Inc	515,105
11,258		Simpson Manufacturing Co, Inc	349,336
14,253		Snap-On, Inc	891,383
27,580	*	Spirit Aerosystems Holdings, Inc (Class A)	689,500
12,593		SPX Corp	966,891
2,927		Standex International Corp	128,964
41,123		Stanley Works	3,008,559
3,857	*	Sterling Construction Co, Inc	37,760
4,692		Sun Hydraulics Corp	117,441
5,185		TAL International Group, Inc	214,192
14,221	*	Taser International, Inc	65,417
3,029	*,e	Tecumseh Products Co (Class A)	11,571
8,620	*	Teledyne Technologies, Inc	557,024
4,492		Tennant Co	198,996
29,008	*	Terex Corp	656,741
2,678	e	Textainer Group Holdings Ltd	93,917
67,262		Textron, Inc	1,791,860
2,348	*	Thermon Group Holdings	52,173
13,019	*	Thomas & Betts Corp	936,196
20,610		Timken Co	1,164,671
9,947	e	Titan International, Inc	287,369
3,616	*,e	Titan Machinery, Inc	128,838
8,154		Toro Co	582,685
12,267	*	TransDigm Group, Inc	1,547,114
3,662	*,e	Trex Co, Inc	117,184
5,996	*	Trimas Corp	131,972
18,797		Trinity Industries, Inc	556,391
9,618		Triumph Group, Inc	604,203
1,984	e	Twin Disc, Inc	43,509
114,618		Tyco International Ltd	6,433,508
14,934	*,e	United Rentals, Inc	697,119
223,576		United Technologies Corp	18,252,744
4,571		Universal Forest Products, Inc	170,955
18,542		URS Corp	765,970
20,634	*,e	USG Corp	372,444
16,941	*,e	Valence Technology, Inc	12,367
5,330		Valmont Industries, Inc	660,547
4,588		Vicor Corp	31,978
13,959		W.W. Grainger, Inc	2,900,960
22,351	*	Wabash National Corp	187,078
15,897	*	WABCO Holdings, Inc	1,001,988
7,336		Watsco, Inc	527,825
7,074		Watts Water Technologies, Inc (Class A)	260,465
10,165	*	WESCO International, Inc	674,854

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,047		Westinghouse Air Brake Technologies Corp	$937,016
15,873		Woodward Governor Co	660,158
2,573	*	Xerium Technologies, Inc	12,093
44,212		Xylem, Inc	1,232,631

		TOTAL CAPITAL GOODS	319,507,879

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
12,449		ABM Industries, Inc	289,813
10,043	*	Acacia Research (Acacia Technologies)	411,763
12,743	*	ACCO Brands Corp	134,439
5,378		Administaff, Inc	146,658
4,321	*	Advisory Board Co	393,902
4,294		American Ecology Corp	93,094
16,778	*	American Reprographics Co	91,608
2,244	*	AT Cross Co	25,761
25,164		Avery Dennison Corp	804,745
1,784		Barrett Business Services, Inc	35,323
10,960		Brink’s Co	278,384
5,927	*	Casella Waste Systems, Inc (Class A)	35,740
9,248	*	CBIZ, Inc	56,135
2,986		CDI Corp	52,972
36,463	*,e	Cenveo, Inc	104,284
27,817		Cintas Corp	1,089,592
11,802	*	Clean Harbors, Inc	805,368
2,110	*	Consolidated Graphics, Inc	84,379
19,839	*,e	Coolbrands International, Inc	44,638
28,306	*	Copart, Inc	747,561
8,113		Corporate Executive Board Co	335,635
25,211	*	Corrections Corp of America	728,346
2,406		Courier Corp	24,710
26,670		Covanta Holding Corp	428,054
2,534	*	CRA International, Inc	51,820
12,076		Deluxe Corp	287,530
7,126	*	Dolan Media Co	57,079
12,284		Dun & Bradstreet Corp	955,450
3,781	*	Encore Capital Group, Inc	89,610
18,779	*	EnergySolutions, Inc	79,060
5,456	*,e	EnerNOC, Inc	32,791
6,102		Ennis, Inc	96,168
30,086		Equifax, Inc	1,378,541
3,281	*	Exponent, Inc	156,832
3,128	*	Franklin Covey Co	29,059
9,902	*	FTI Consulting, Inc	359,839
4,274	*	Fuel Tech, Inc	19,789
4,387		G & K Services, Inc (Class A)	144,157
15,267	*	Geo Group, Inc	316,180
3,480	*	GP Strategies Corp	58,394
15,569		Healthcare Services Group	330,374
4,166		Heidrick & Struggles International, Inc	81,237
1,106	*	Heritage-Crystal Clean, Inc	23,392
13,439		Herman Miller, Inc	262,464
5,875	*	Hill International, Inc	20,915

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,501		HNI Corp	$253,284
7,682	*	Hudson Highland Group, Inc	41,790
5,199	*	Huron Consulting Group, Inc	183,213
4,608	*	ICF International, Inc	114,924
35,425	*	ICO Global Communications Holdings Ltd	47,824
12,178	*	IHS, Inc (Class A)	1,230,830
6,040	*,e	Innerworkings, Inc	69,520
12,361		Interface, Inc (Class A)	175,032
2,152		Intersections, Inc	25,889
37,096		Iron Mountain, Inc	1,126,605
6,759	*	KAR Auction Services, Inc	124,366
6,249		Kelly Services, Inc (Class A)	87,424
7,906	*	Kforce, Inc	114,400
7,420		Kimball International, Inc (Class B)	50,679
11,224		Knoll, Inc	166,003
11,051	*	Korn/Ferry International	178,474
19,375		Manpower, Inc	825,375
5,691		McGrath RentCorp	167,429
9,427	*	Metalico, Inc	30,543
6,372		Mine Safety Appliances Co	270,555
3,870	*	Mistras Group, Inc	90,829
8,620	*	Mobile Mini, Inc	162,573
2,673		Multi-Color Corp	56,988
12,111	*	Navigant Consulting, Inc	168,585
18,940	*	Nielsen Holdings NV	553,427
2,057		NL Industries, Inc	28,942
17,076	*,e	Odyssey Marine Exploration, Inc	51,911
8,669	*	On Assignment, Inc	162,197
45,418	e	Pitney Bowes, Inc	778,010
4,011	*	Portfolio Recovery Associates, Inc	276,037
5,922		Quad	79,592
44,148	e	R.R. Donnelley & Sons Co	552,291
77,131		Republic Services, Inc	2,111,074
10,867		Resources Connection, Inc	141,054
36,204		Robert Half International, Inc	1,078,879
14,907		Rollins, Inc	316,774
2,236	*	RPX Corp	38,638
2,764		Schawk, Inc (Class A)	37,231
3,772	*,e	School Specialty, Inc	12,334
3,701	*	Standard Parking Corp	70,541
18,713		Steelcase, Inc (Class A)	161,680
21,456	*	Stericycle, Inc	1,858,089
9,813	*	SYKES Enterprises, Inc	155,536
4,565	*	Team, Inc	135,261
16,726	*	Tetra Tech, Inc	446,584
3,021	*	TMS International Corp	36,494
14,276		Towers Watson & Co	933,650
4,150	*	TRC Cos, Inc	27,307
10,418	*	TrueBlue, Inc	179,815
4,145		Unifirst Corp	251,850
10,786		United Stationers, Inc	305,891
29,317	*	Verisk Analytics, Inc	1,435,066

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,776		Viad Corp	$86,350
962		VSE Corp	21,164
31,671		Waste Connections, Inc	1,020,756
114,585		Waste Management, Inc	3,918,806

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	35,099,950

CONSUMER DURABLES & APPAREL - 1.4%
9,498	e	American Greetings Corp (Class A)	151,968
4,122	*	Arctic Cat, Inc	182,357
31,798	*	Ascena Retail Group, Inc	651,223
26,395	*,e	Beazer Homes USA, Inc	81,825
1,224		Blyth, Inc	107,675
21,008		Brunswick Corp	552,300
18,575	e	Callaway Golf Co	113,865
12,773	*	Carter’s, Inc	693,574
1,594	*	Cavco Industries, Inc	82,250
2,546		Cherokee, Inc	33,047
3,097	*	Clarus Corp	30,753
71,292		Coach, Inc	5,215,722
3,922	e	Columbia Sportswear Co	184,726
23,558	*	CROCS, Inc	475,872
1,902		CSS Industries, Inc	36,423
9,119	*	Deckers Outdoor Corp	465,160
1,652	*	Delta Apparel, Inc	23,640
66,223		DR Horton, Inc	1,082,746
5,682	e	Ethan Allen Interiors, Inc	131,822
12,843	*	Fossil, Inc	1,678,195
37,805	*,e	Furniture Brands International, Inc	59,732
26,402	*,e	Garmin Ltd	1,244,327
3,878	*,e	G-III Apparel Group Ltd	104,124
23,837	*	Hanesbrands, Inc	672,680
16,474		Harman International Industries, Inc	816,781
28,631		Hasbro, Inc	1,051,903
7,232	*	Helen of Troy Ltd	250,227
24,146	*	Hovnanian Enterprises, Inc (Class A)	48,292
16,511	*,e	Iconix Brand Group, Inc	253,279
5,578	*,e	iRobot Corp	131,697
6,746	e	Jakks Pacific, Inc	128,646
21,551		Jarden Corp	903,633
618	*	Johnson Outdoors, Inc	11,414
20,719		Jones Apparel Group, Inc	232,467
26,045	e	KB Home	226,071
1,771	*	Kenneth Cole Productions, Inc (Class A)	28,212
6,147	*,e	K-Swiss, Inc (Class A)	22,621
12,201	*	La-Z-Boy, Inc	183,869
9,751	*	Leapfrog Enterprises, Inc	91,074
33,654		Leggett & Platt, Inc	732,648
38,041	e	Lennar Corp (Class A)	1,055,257
4,653	*	Libbey, Inc	66,398
2,169		Lifetime Brands, Inc	25,269
22,492	*,e	Liz Claiborne, Inc	301,393
4,392	*	M/I Homes, Inc	58,414

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,497	*	Maidenform Brands, Inc	$125,497
589		Marine Products Corp	3,516
84,870		Mattel, Inc	2,851,633
8,868		MDC Holdings, Inc	249,279
6,583	*	Meritage Homes Corp	186,891
13,200	*	Michael Kors Holdings Ltd	602,844
13,371	*	Mohawk Industries, Inc	896,124
4,061		Movado Group, Inc	115,129
68,602		Newell Rubbermaid, Inc	1,248,557
87,262		Nike, Inc (Class B)	9,761,999
1,247	*	NVR, Inc	977,573
3,026		Oxford Industries, Inc	145,218
3,041	*	Perry Ellis International, Inc	56,897
14,345		Phillips-Van Heusen Corp	1,273,836
15,936		Polaris Industries, Inc	1,265,957
11,292		Pool Corp	416,788
81,233	*	Pulte Homes, Inc	799,333
31,324	*	Quiksilver, Inc	108,381
15,197		Ralph Lauren Corp	2,617,987
1,185		RG Barry Corp	15,097
10,550	e	Ryland Group, Inc	237,481
8,861	*,e	Sealy Corp	18,254
8,874	*,e	Skechers U.S.A., Inc (Class A)	165,678
2,270	*,e	Skullcandy, Inc	36,592
1,609		Skyline Corp	8,833
14,128	*	Smith & Wesson Holding Corp	116,556
32,930	*,e	Standard-Pacific Corp	166,626
1,543	*	Steinway Musical Instruments, Inc	38,899
9,993	*	Steven Madden Ltd	431,798
5,578	e	Sturm Ruger & Co, Inc	318,336
3,119	*	Summer Infant, Inc	16,687
16,208	*	Tempur-Pedic International, Inc	953,679
34,730	*	Toll Brothers, Inc	882,142
6,047	*	True Religion Apparel, Inc	164,237
14,689		Tupperware Corp	914,978
8,641	*	Under Armour, Inc (Class A)	846,213
3,035	*	Unifi, Inc	33,749
3,522	*	Universal Electronics, Inc	59,592
4,664	*,e	Vera Bradley, Inc	121,171
21,096		VF Corp	3,207,647
10,331	*	Warnaco Group, Inc	547,130
1,677		Weyco Group, Inc	40,902
18,764		Whirlpool Corp	1,201,271
11,661		Wolverine World Wide, Inc	489,179
6,193	*,e	Zagg, Inc	80,695

		TOTAL CONSUMER DURABLES & APPAREL	55,492,432

CONSUMER SERVICES - 2.4%
5,804	*	AFC Enterprises	99,132
4,147		Ambassadors Group, Inc	22,352
4,192	*,e	American Public Education, Inc	145,546
7,566		Ameristar Casinos, Inc	136,037

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,070	*	Apollo Group, Inc (Class A)	$953,405
3,053	*	Archipelago Learning, Inc	33,797
3,374	*	Ascent Media Corp (Series A)	173,761
10,160	*	Bally Technologies, Inc	493,268
3,115		Benihana, Inc	42,956
6,884	*,e	BJ’s Restaurants, Inc	297,320
7,108		Bob Evans Farms, Inc	271,810
15,036	*,e	Boyd Gaming Corp	115,627
4,516	*	Bravo Brio Restaurant Group, Inc	91,223
4,220	*,e	Bridgepoint Education, Inc	90,983
20,068		Brinker International, Inc	631,540
4,306	*	Buffalo Wild Wings, Inc	361,058
8,600	*,e	Caesars Entertainment Corp	125,904
2,258	*	Cambium Learning Group, Inc	5,126
3,393	*	Capella Education Co	110,985
14,486	*	Career Education Corp	103,285
3,041	*	Caribou Coffee Co, Inc	49,903
104,138		Carnival Corp	3,383,443
2,952	*	Carrols Restaurant Group, Inc	44,516
6,463		CBRL Group, Inc	371,752
4,662		CEC Entertainment, Inc	178,182
13,585	*	Cheesecake Factory	427,928
7,517	*	Chipotle Mexican Grill, Inc (Class A)	3,113,165
8,134		Choice Hotels International, Inc	306,001
2,939		Churchill Downs, Inc	174,459
7,392	*,e	Coinstar, Inc	464,144
18,354	*	Corinthian Colleges, Inc	70,479
32,182		Darden Restaurants, Inc	1,611,675
23,191	*	Denny’s Corp	96,011
16,214		DeVry, Inc	521,280
3,644	*	DineEquity, Inc	177,026
13,732		Domino’s Pizza, Inc	519,207
6,020	e	Dunkin Brands Group, Inc	194,867
9,019	*,e	Education Management Corp	111,836
1,390		Einstein Noah Restaurant Group, Inc	19,669
8,410	*	Gaylord Entertainment Co	264,747
6,724	*	Grand Canyon Education, Inc	116,930
74,933		H&R Block, Inc	1,101,515
14,707		Hillenbrand, Inc	307,965
10,388	*	Hyatt Hotels Corp	446,996
70,654		International Game Technology	1,100,789
6,901		International Speedway Corp (Class A)	184,188
9,424		Interval Leisure Group, Inc	162,847
4,780	*	Isle of Capri Casinos, Inc	29,875
7,038	*,e	ITT Educational Services, Inc	464,649
10,887	*	Jack in the Box, Inc	247,353
15,452	*	Jamba, Inc	28,741
6,107	*,e	K12, Inc	155,729
13,779	*	Krispy Kreme Doughnuts, Inc	101,000
94,991		Las Vegas Sands Corp	5,271,050
9,952	*	Life Time Fitness, Inc	463,365
5,294		Lincoln Educational Services Corp	38,858

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,408	*	Luby’s, Inc	$26,977
2,781		Mac-Gray Corp	41,437
4,779		Marcus Corp	59,785
62,935		Marriott International, Inc (Class A)	2,460,129
6,125	*	Marriott Vacations Worldwide Corp	180,871
6,919		Matthews International Corp (Class A)	207,570
253,565		McDonald’s Corp	24,709,908
84,939	*	MGM Mirage	1,139,881
1,611	*	Monarch Casino & Resort, Inc	15,594
5,278	*	Morgans Hotel Group Co	26,179
6,302	*	Multimedia Games, Inc	71,591
1,032		National American University Holdings, Inc	5,397
22,408	*	Orient-Express Hotels Ltd (Class A)	239,542
7,131	*	Panera Bread Co (Class A)	1,126,128
4,628	*	Papa John’s International, Inc	186,416
3,880	*,e	Peet’s Coffee & Tea, Inc	298,062
15,926	*	Penn National Gaming, Inc	716,351
5,345	e	PF Chang’s China Bistro, Inc	212,143
14,581	*	Pinnacle Entertainment, Inc	161,849
3,432	*	Red Lion Hotels Corp	28,623
3,048	*	Red Robin Gourmet Burgers, Inc	108,692
13,593		Regis Corp	249,432
31,755		Royal Caribbean Cruises Ltd	869,134
15,302	*	Ruby Tuesday, Inc	104,054
8,255	*	Ruth’s Chris Steak House, Inc	57,125
13,649	*	Scientific Games Corp (Class A)	138,674
56,030		Service Corp International	648,827
12,671	*	Shuffle Master, Inc	223,897
10,866		Six Flags Entertainment Corp	520,590
14,508	*	Sonic Corp	104,748
15,958		Sotheby’s (Class A)	627,469
2,767		Speedway Motorsports, Inc	47,205
182,756		Starbucks Corp	10,486,538
47,017		Starwood Hotels & Resorts Worldwide, Inc	2,783,406
282	*	Steak N Shake Co	114,585
3,516	*	Steiner Leisure Ltd	165,111
18,477		Stewart Enterprises, Inc (Class A)	116,775
2,872	e	Strayer Education, Inc	283,409
14,796		Texas Roadhouse, Inc (Class A)	255,231
4,804	*	Town Sports International Holdings, Inc	61,587
5,013		Universal Technical Institute, Inc	60,156
8,461		Vail Resorts, Inc	345,040
6,876	e	Weight Watchers International, Inc	522,301
70,508		Wendy’s	343,374
13,496	*	WMS Industries, Inc	330,787
36,586		Wyndham Worldwide Corp	1,841,739
15,715		Wynn Resorts Ltd	2,096,381
112,850		Yum! Brands, Inc	8,207,580

		TOTAL CONSUMER SERVICES	90,255,535

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 5.7%
12,710	*	Affiliated Managers Group, Inc	$1,444,110
82,810	*	American Capital Ltd	822,303
255,775		American Express Co	15,400,213
54,892		Ameriprise Financial, Inc	2,975,695
46,012		Apollo Investment Corp	333,587
53,120		Ares Capital Corp	852,045
7,356	e	Artio Global Investors, Inc	26,629
2,612,047		Bank of America Corp	21,183,701
302,552		Bank of New York Mellon Corp	7,155,355
17,752		BGC Partners, Inc (Class A)	123,731
17,125	e	BlackRock Kelso Capital Corp	165,256
21,008		BlackRock, Inc	4,024,713
22,141	*	Broadpoint Securities Group, Inc	23,027
4,446		Calamos Asset Management, Inc (Class A)	57,442
120,764		Capital One Financial Corp	6,699,987
679		Capital Southwest Corp	64,994
6,917		Cash America International, Inc	323,370
14,329		CBOE Holdings, Inc	378,859
255,095		Charles Schwab Corp	3,647,859
709,185		Citigroup, Inc	23,431,472
16,338		CME Group, Inc	4,342,967
4,188	e	Cohen & Steers, Inc	147,585
9,483		Compass Diversified Trust	139,210
17,302	*	Cowen Group, Inc	43,601
2,065	*	Credit Acceptance Corp	194,172
1,981	*,e	Deerfield Capital Corp	11,846
598		Diamond Hill Investment Group, Inc	45,382
133,807		Discover Financial Services	4,536,057
10,193	*	Dollar Financial Corp	178,174
7,122		Duff & Phelps Corp	113,240
59,100	*	E*Trade Financial Corp	628,233
30,260	e	Eaton Vance Corp	795,838
3,460		Epoch Holding Corp	93,420
4,946		Evercore Partners, Inc (Class A)	130,723
11,014	*	Ezcorp, Inc (Class A)	295,065
7,188	*	FBR Capital Markets Corp	19,048
21,336	e	Federated Investors, Inc (Class B)	471,099
22,123	e	Fifth Street Finance Corp	217,248
8,988	*,e	Financial Engines, Inc	205,286
7,348	*	First Cash Financial Services, Inc	300,974
11,052	*	First Marblehead Corp	11,715
35,147		Franklin Resources, Inc	4,411,300
941	e	Friedman Billings Ramsey Group, Inc (Class A)	22,123
3,700	*	FX Alliance, Inc	64,195
4,070	e	FXCM, Inc	47,131
1,584		GAMCO Investors, Inc (Class A)	71,375
16,578		GFI Group, Inc	54,707
4,932		Gladstone Capital Corp	39,505
2,486		Gladstone Investment Corp	18,446
126,816		Goldman Sachs Group, Inc	14,602,863
2,397	e	Golub Capital BDC, Inc	35,619

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,200	*,e	Green Dot Corp	$137,228
7,003	e	Greenhill & Co, Inc	272,067
7,261	*	Harris & Harris Group, Inc	29,262
10,270		Hercules Technology Growth Capital, Inc	117,181
6,813	*	HFF, Inc (Class A)	111,324
2,600	*	Imperial Holdings, Inc	9,958
8,578		Interactive Brokers Group, Inc (Class A)	130,128
18,168	*	IntercontinentalExchange, Inc	2,417,071
3,106	*	International Assets Holding Corp	66,779
8,688	*	Internet Capital Group, Inc	82,362
111,259		Invesco Ltd	2,763,674
9,712	*	Investment Technology Group, Inc	99,062
8,500	e	iShares Russell 2000 Index Fund	692,155
105,342		iShares Russell 3000 Index Fund	8,724,424
44,295		Janus Capital Group, Inc	335,756
31,862	e	Jefferies Group, Inc	507,562
3,555		JMP Group, Inc	26,343
968,588		JPMorgan Chase & Co	41,629,913
8,489	e	KBW, Inc	144,653
23,702	*	Knight Capital Group, Inc (Class A)	311,444
3,090		Kohlberg Capital Corp	19,065
29,673	*,e	Ladenburg Thalmann Financial Services, Inc	48,960
28,427		Lazard Ltd (Class A)	782,027
35,109		Legg Mason, Inc	915,292
46,404		Leucadia National Corp	1,153,603
8,038	*	LPL Investment Holdings, Inc	288,484
5,380	e	Main Street Capital Corp	137,782
2,900		Manning & Napier, Inc	42,050
6,728		MarketAxess Holdings, Inc	230,838
2,025		Marlin Business Services Corp	29,727
18,072		MCG Capital Corp	75,722
3,440		Medallion Financial Corp	37,599
2,610		Medley Capital Corp	29,467
48,331		Moody’s Corp	1,979,154
377,128		Morgan Stanley	6,516,772
28,220	*	MSCI, Inc (Class A)	1,032,570
5,622		MVC Capital, Inc	74,210
30,939	*	Nasdaq Stock Market, Inc	760,171
6,046		Nelnet, Inc (Class A)	156,108
6,980	*,e	Netspend Holdings, Inc	53,257
1,703		New Mountain Finance Corp	23,008
6,395	*	NewStar Financial, Inc	75,909
5,067		NGP Capital Resources Co	30,858
2,274		Nicholas Financial, Inc	30,085
53,563		Northern Trust Corp	2,549,063
63,576		NYSE Euronext	1,637,082
2,422		Oppenheimer Holdings, Inc	41,319
10,694		PennantPark Investment Corp	111,752
13,275	*,e	PHH Corp	205,763
5,313	*	Pico Holdings, Inc	127,565
3,717	*	Piper Jaffray Cos	90,137
30,132	e	Prospect Capital Corp	329,041
2,515		Pzena Investment Management, Inc (Class A)	14,813

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,453		Raymond James Financial, Inc	$968,709
4,852	*	Safeguard Scientifics, Inc	79,379
4,746		Sanders Morris Harris Group, Inc	41,907
34,209		SEI Investments Co	690,680
127,551		SLM Corp	1,891,581
8,555		Solar Capital Ltd	177,602
1,810		Solar Senior Capital Ltd	29,340
18,000		SPDR Trust Series 1	2,515,860
122,909		State Street Corp	5,680,854
12,624	*	Stifel Financial Corp	459,766
6,844		SWS Group, Inc	38,600
63,703		T Rowe Price Group, Inc	4,020,615
53,951		TD Ameritrade Holding Corp	1,013,739
2,167		THL Credit, Inc	27,304
7,562		TICC Capital Corp	69,646
7,767		Triangle Capital Corp	156,971
1,908	*	Virtus Investment Partners, Inc	161,035
20,349		Waddell & Reed Financial, Inc (Class A)	650,761
6,299		Walter Investment Management Corp	127,429
1,456		Westwood Holdings Group, Inc	53,552
3,524	*,e	World Acceptance Corp	234,381

		TOTAL DIVERSIFIED FINANCIALS	218,749,805

ENERGY - 10.4%
34,508	*,e	Abraxas Petroleum Corp	102,834
2,677		Alon USA Energy, Inc	24,200
56,374	*	Alpha Natural Resources, Inc	909,313
4,135	*,e	Amyris Biotechnologies, Inc	12,943
120,697		Anadarko Petroleum Corp	8,836,227
92,843		Apache Corp	8,907,357
2,741	e	APCO Argentina, Inc	114,985
6,984	*,e	Approach Resources, Inc	250,586
54,558	e	Arch Coal, Inc	532,486
17,310	*,e	ATP Oil & Gas Corp	130,864
13,358	*	Atwood Oceanics, Inc	592,160
105,685		Baker Hughes, Inc	4,661,765
5,777	*	Basic Energy Services, Inc	83,189
12,136		Berry Petroleum Co (Class A)	552,795
11,134	*	Bill Barrett Corp	266,993
2,400	*	Bonanza Creek Energy, Inc	52,728
25,865	*,e	BPZ Energy, Inc	104,753
9,374		Bristow Group, Inc	457,920
3,780	*,e	C&J Energy Services, Inc	71,253
50,430		Cabot Oil & Gas Corp	1,772,110
38,469	*	Cal Dive International, Inc	148,875
17,470	*	Callon Petroleum Co	101,501
59,517	*	Cameron International Corp	3,050,246
4,548	e	CARBO Ceramics, Inc	382,441
9,185	*	Carrizo Oil & Gas, Inc	257,547
37,224	*	Cheniere Energy, Inc	681,571
158,932		Chesapeake Energy Corp	2,930,706
490,832		Chevron Corp	52,303,058
20,163		Cimarex Energy Co	1,393,465

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,478	*	Clayton Williams Energy, Inc	$108,692
11,664	*,e	Clean Energy Fuels Corp	224,415
14,385	*	Cloud Peak Energy, Inc	221,385
30,325	*	Cobalt International Energy, Inc	811,497
15,590	*	Comstock Resources, Inc	273,916
24,781	*	Concho Resources, Inc	2,656,028
323,461		ConocoPhillips	23,169,511
53,509		Consol Energy, Inc	1,778,639
3,664	*	Contango Oil & Gas Co	198,809
9,947	*	Continental Resources, Inc	887,770
11,184	e	Core Laboratories NV	1,531,984
3,146	*	Crimson Exploration, Inc	17,146
9,544		Crosstex Energy, Inc	142,206
20,829	*	CVR Energy, Inc	632,368
1,859	*	Dawson Geophysical Co	49,914
3,358		Delek US Holdings, Inc	54,735
97,430	*	Denbury Resources, Inc	1,855,067
103,447		Devon Energy Corp	7,225,773
10,133	e	DHT Maritime, Inc	8,106
16,786	e	Diamond Offshore Drilling, Inc	1,150,680
18,793	*	Dresser-Rand Group, Inc	914,843
8,094	*	Dril-Quip, Inc	545,455
186,781		El Paso Corp	5,541,792
14,489	*	Endeavour International Corp	180,823
16,946		Energen Corp	887,631
7,550	*	Energy Partners Ltd	122,914
19,170	*	Energy XXI Bermuda Ltd	722,326
64,823		EOG Resources, Inc	7,118,214
31,643		Equitable Resources, Inc	1,576,454
3,762	*	Evolution Petroleum Corp	33,256
42,104	e	EXCO Resources, Inc	309,043
20,607	*,e	Exterran Holdings, Inc	278,401
1,202,163	d	Exxon Mobil Corp	103,794,753
57,818	*	FMC Technologies, Inc	2,717,446
30,822	*	Forest Oil Corp	410,549
22,757	e	Frontline Ltd	149,058
13,849	*	FX Energy, Inc	78,662
16,732	*	Gastar Exploration Ltd	47,017
11,009	*,e	Geokinetics, Inc	19,486
4,918	*	Georesources, Inc	185,458
846	*,e	Gevo, Inc	8,198
9,702	*	Global Geophysical Services, Inc	92,848
19,829	*,e	GMX Resources, Inc	27,166
9,373	e	Golar LNG Ltd	346,614
9,100	*,e	Goodrich Petroleum Corp	152,607
4,860	*	Green Plains Renewable Energy, Inc	38,831
4,209		Gulf Island Fabrication, Inc	117,936
5,580	*	Gulfmark Offshore, Inc	268,789
11,526	*	Gulfport Energy Corp	302,096
222,641		Halliburton Co	7,618,775
17,282	*,e	Harvest Natural Resources, Inc	118,900
21,796	*,e	Heckmann Corp	82,825

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,000	*	Helix Energy Solutions Group, Inc	$510,250
22,507		Helmerich & Payne, Inc	1,156,635
38,002	*	Hercules Offshore, Inc	193,050
73,003		Hess Corp	3,806,376
46,718		Holly Corp	1,439,849
7,337	*	Hornbeck Offshore Services, Inc	305,439
5,409	e	Houston American Energy Corp	12,495
53,279	*,e	Hyperdynamics Corp	49,736
36,002	*	ION Geophysical Corp	224,292
139	*,e	Isramco, Inc	12,898
15,631	*,e	James River Coal Co	77,530
33,989	*	Key Energy Services, Inc	430,301
41,398	e	Kinder Morgan, Inc	1,486,188
3,630	*,e	KiOR, Inc (Class A)	35,574
5,151	e	Knightsbridge Tankers Ltd	65,212
66,335	*,e	Kodiak Oil & Gas Corp	587,065
7,741	*	Kosmos Energy LLC	94,285
10,766	*,e	L&L Energy, Inc	24,224
4,600	*	Laredo Petroleum Holdings, Inc	121,532
7,908		Lufkin Industries, Inc	607,651
32,606	*,e	Magnum Hunter Resources Corp	202,483
173,370		Marathon Oil Corp	5,086,676
86,430		Marathon Petroleum Corp	3,596,352
3,300	*	Matador Resources Co	38,214
6,199	*	Matrix Service Co	84,616
60,708	*	McDermott International, Inc	686,000
26,691	*,e	McMoRan Exploration Co	234,881
23,204	*,e	Miller Petroleum, Inc	125,998
2,821	*	Mitcham Industries, Inc	67,027
47,111		Murphy Oil Corp	2,589,692
70,728	*	Nabors Industries Ltd	1,177,621
102,198		National Oilwell Varco, Inc	7,742,520
2,859	*	Natural Gas Services Group, Inc	37,281
32,585	*	Newfield Exploration Co	1,169,802
21,293	*,e	Newpark Resources, Inc	135,423
42,606		Noble Energy, Inc	4,231,628
11,098	e	Nordic American Tanker Shipping	161,143
16,864	*,e	Northern Oil And Gas, Inc	327,668
14,119	*	Oasis Petroleum, Inc	466,915
197,266		Occidental Petroleum Corp	17,994,605
25,530		Oceaneering International, Inc	1,318,114
12,074	*	Oil States International, Inc	960,849
10,364	e	Overseas Shipholding Group, Inc	121,259
1,017	*	OYO Geospace Corp	117,179
21,476	*,e	Pacific Asia Petroleum, Inc	16,751
1,649		Panhandle Oil and Gas, Inc (Class A)	45,430
34,264	*	Parker Drilling Co	177,145
25,184	*,e	Patriot Coal Corp	146,823
36,427		Patterson-UTI Energy, Inc	589,025
67,674		Peabody Energy Corp	2,105,338
17,057		Penn Virginia Corp	87,332
5,520	*	Petroleum Development Corp	189,833

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,228	*,e	Petroquest Energy, Inc	$85,937
3,054	*	PHI, Inc	81,328
20,097	*	Pioneer Drilling Co	158,364
29,938		Pioneer Natural Resources Co	3,467,419
30,781	*	Plains Exploration & Production Co	1,257,404
41,583		Questar Market Resources, Inc	1,281,172
33,616	*,e	Quicksilver Resources, Inc	157,995
38,932		Range Resources Corp	2,595,207
52,337	*	Rentech, Inc	120,898
10,854	*,e	Resolute Energy Corp	115,161
13,238	*	Rex Energy Corp	139,131
1,445	*	Rex Stores Corp	40,084
1,371	*	RigNet, Inc	23,417
12,460	*	Rosetta Resources, Inc	626,364
31,551	*	Rowan Cos, Inc	1,089,456
15,298	e	RPC, Inc	158,181
2,400	*,e	Sanchez Energy Corp	58,176
103,707	*,e	SandRidge Energy, Inc	828,619
330,718		Schlumberger Ltd	24,519,434
5,832	*	Scorpio Tankers, Inc	39,483
5,353		SEACOR Holdings, Inc	497,454
9,750	*	SemGroup Corp	310,050
10,583	e	Ship Finance International Ltd	146,575
2,583	*,e	Solazyme, Inc	28,413
84,482	*	Southwestern Energy Co	2,667,942
158,411		Spectra Energy Corp	4,869,554
15,003		St. Mary Land & Exploration Co	991,848
13,485	*	Stone Energy Corp	378,254
25,581		Sunoco, Inc	1,260,887
37,655	*	Superior Energy Services	1,013,673
10,009	*	Swift Energy Co	302,772
20,707	*,e	Syntroleum Corp	19,465
3,870		Targa Resources Investments, Inc	186,108
9,814		Teekay Corp	354,285
18,085	e	Teekay Tankers Ltd (Class A)	93,319
7,075	*	Tesco Corp	115,535
34,125	*	Tesoro Corp	793,406
18,072	*	Tetra Technologies, Inc	157,407
12,087		Tidewater, Inc	665,148
14,708	*,e	Triangle Petroleum Corp	95,749
36,050	*	Ultra Petroleum Corp	712,348
3,552	*	Union Drilling, Inc	19,785
9,849	*	Unit Corp	416,120
26,574	*,e	Uranerz Energy Corp	46,505
30,181	*	Uranium Energy Corp	89,034
53,456	*,e	Uranium Resources, Inc	46,507
42,591	*,e	Ur-Energy, Inc	46,424
29,055	*,e	USEC, Inc	24,453
12,048	*	Vaalco Energy, Inc	109,275
139,482		Valero Energy Corp	3,445,205
84,210	*,e	Vantage Drilling Co	133,052
11,797	*	Venoco, Inc	131,065

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,965	*,e	Voyager Oil & Gas, Inc	$86,271
8,240		W&T Offshore, Inc	162,905
29,243	*	Warren Resources, Inc	90,361
12,644	e	Western Refining, Inc	240,868
2,319	*	Westmoreland Coal Co	23,399
27,740	*	Whiting Petroleum Corp	1,586,728
22,225	*	Willbros Group, Inc	120,015
148,157		Williams Cos, Inc	5,041,783
17,720		World Fuel Services Corp	780,743
46,229	*	WPX Energy, Inc	812,244
3,822	*,e	Zion Oil & Gas, Inc	9,479

		TOTAL ENERGY	396,732,526

FOOD & STAPLES RETAILING - 1.9%
4,356		Andersons, Inc	219,542
159		Arden Group, Inc (Class A)	14,064
9,844		Casey’s General Stores, Inc	554,709
2,420	*	Chefs’ Warehouse Holdings, Inc	58,516
106,475		Costco Wholesale Corp	9,387,901
330,574		CVS Corp	14,750,212
7,797	*,e	Fresh Market, Inc	398,972
11,536		Harris Teeter Supermarkets, Inc	438,022
2,951		Ingles Markets, Inc (Class A)	51,318
139,802		Kroger Co	3,253,193
4,647		Nash Finch Co	116,640
5,392	*	Pantry, Inc	68,802
4,973		Pricesmart, Inc	410,471
138,896	*	Rite Aid Corp	201,399
4,600	*,e	Roundy’s, Inc	56,948
64,173	e	Safeway, Inc	1,304,637
5,292		Spartan Stores, Inc	96,473
50,318	e	Supervalu, Inc	298,889
1,884	*	Susser Holdings Corp	50,284
142,935		Sysco Corp	4,130,822
12,391	*	United Natural Foods, Inc	610,752
1,462		Village Super Market (Class A)	40,351
213,161		Walgreen Co	7,473,425
433,477		Wal-Mart Stores, Inc	25,536,130
2,713		Weis Markets, Inc	121,000
37,648		Whole Foods Market, Inc	3,127,419

		TOTAL FOOD & STAPLES RETAILING	72,770,891

FOOD, BEVERAGE & TOBACCO - 5.5%
445		Alico, Inc	10,119
20,433	*	Alliance One International, Inc	72,333
511,469		Altria Group, Inc	16,474,416
164,292		Archer Daniels Midland Co	5,065,122
11,250		B&G Foods, Inc (Class A)	250,200
37,124		Beam, Inc	2,107,901
1,929	*,e	Boston Beer Co, Inc (Class A)	199,304
25,269		Brown-Forman Corp (Class B)	2,181,978
35,462		Bunge Ltd	2,287,299

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,771	e	Calavo Growers, Inc	$79,472
3,425	e	Cal-Maine Foods, Inc	123,403
43,285	e	Campbell Soup Co	1,464,332
25,963	*,e	Central European Distribution Corp	126,699
10,702	*	Chiquita Brands International, Inc	90,967
1,302		Coca-Cola Bottling Co Consolidated	83,523
482,453		Coca-Cola Co	36,820,814
76,486		Coca-Cola Enterprises, Inc	2,303,758
98,161		ConAgra Foods, Inc	2,534,517
43,265	*	Constellation Brands, Inc (Class A)	934,524
18,855		Corn Products International, Inc	1,075,866
2,434	*	Craft Brewers Alliance, Inc	18,742
27,514	*	Darling International, Inc	450,679
43,224	*	Dean Foods Co	530,791
5,172	e	Diamond Foods, Inc	108,095
8,435	*,e	Dole Food Co, Inc	71,529
53,306		Dr Pepper Snapple Group, Inc	2,163,157
797	*	Farmer Bros Co	7,253
28,773		Flowers Foods, Inc	617,181
8,573		Fresh Del Monte Produce, Inc	198,636
155,371		General Mills, Inc	6,042,378
29,867	*,e	Green Mountain Coffee Roasters, Inc	1,456,016
406		Griffin Land & Nurseries, Inc (Class A)	9,776
78,669		H.J. Heinz Co	4,193,844
8,408	*	Hain Celestial Group, Inc	397,698
37,386		Hershey Co	2,505,236
33,975		Hormel Foods Corp	987,314
1,936	e	Imperial Sugar Co	7,841
4,535		J&J Snack Foods Corp	254,232
27,880		J.M. Smucker Co	2,220,084
60,437		Kellogg Co	3,056,299
402,785		Kraft Foods, Inc (Class A)	16,059,038
5,106		Lancaster Colony Corp	332,962
11,073		Lance, Inc	286,569
1,823	e	Limoneira Co	30,645
32,609		Lorillard, Inc	4,411,672
32,125		McCormick & Co, Inc	1,796,109
49,951		Mead Johnson Nutrition Co	4,273,808
1,659		Mgp Ingredients, Inc	7,714
31,279		Molson Coors Brewing Co (Class B)	1,300,581
34,026	*	Monster Beverage Corp	2,210,329
2,418		National Beverage Corp	35,931
4,544	*	Omega Protein Corp	32,535
385,373		PepsiCo, Inc	25,434,619
433,323		Philip Morris International, Inc	38,786,741
14,402	*,e	Pilgrim’s Pride Corp	102,830
6,727	*	Post Holdings, Inc	200,128
3,450	*,e	Primo Water	5,175
13,454	*	Ralcorp Holdings, Inc	979,586
81,200		Reynolds American, Inc	3,315,396
5,194		Sanderson Farms, Inc	268,062
140,463		Sara Lee Corp	3,095,805

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,160	*	Seneca Foods Corp	$50,306
13,955	*	Smart Balance, Inc	82,335
39,135	*	Smithfield Foods, Inc	820,270
25,158	*,e	Star Scientific, Inc	89,311
4,054	*,e	Synutra International, Inc	23,311
5,638	e	Tootsie Roll Industries, Inc	134,241
9,125	*	TreeHouse Foods, Inc	524,779
73,452		Tyson Foods, Inc (Class A)	1,340,499
6,538	e	Universal Corp	299,637
13,996	e	Vector Group Ltd	242,831

		TOTAL FOOD, BEVERAGE & TOBACCO	206,157,083

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
5,274	*	Abaxis, Inc	187,860
7,428	*,e	Abiomed, Inc	180,723
9,417	*,e	Accretive Health, Inc	94,735
16,044	*	Accuray, Inc	123,539
87,038		Aetna, Inc	3,833,154
2,652	*	Air Methods Corp	223,060
14,391	*	Align Technology, Inc	456,339
3,355	*	Alliance Imaging, Inc	4,596
47,205	*	Allscripts Healthcare Solutions, Inc	523,031
1,924	*	Almost Family, Inc	46,907
13,199	*	Alphatec Holdings, Inc	28,774
6,919	*	Amedisys, Inc	101,917
11,147	*	Amerigroup Corp	688,439
62,713		AmerisourceBergen Corp	2,333,551
9,291	*	AMN Healthcare Services, Inc	62,343
7,330	*	Amsurg Corp	210,811
2,938		Analogic Corp	200,401
5,847	*	Angiodynamics, Inc	72,386
20,602	*,e	Antares Pharma, Inc	64,896
6,405	*	Arthrocare Corp	159,869
4,582		Assisted Living Concepts, Inc (A Shares)	82,064
9,055	*,e	athenahealth, Inc	656,035
3,290	*	AtriCure, Inc	26,978
455		Atrion Corp	104,941
20,742		Bard (C.R.), Inc	2,052,628
139,386		Baxter International, Inc	7,723,377
53,439		Becton Dickinson & Co	4,192,290
8,501	*,e	Biolase Technology, Inc	22,103
5,760	*,e	Bio-Reference Labs, Inc	122,803
9,543	*	BioScrip, Inc	70,714
359,758	*	Boston Scientific Corp	2,252,085
22,963	*	Brookdale Senior Living, Inc	436,527
4,638		Cantel Medical Corp	108,900
6,458	*	Capital Senior Living Corp	62,578
85,090		Cardinal Health, Inc	3,596,754
5,709	*	CardioNet, Inc	16,099
3,395	*,e	Cardiovascular Systems, Inc	33,475
54,911	*	CareFusion Corp	1,422,744
10,876	*	Catalyst Health Solutions, Inc	939,360

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,759	*	Centene Corp	$465,539
34,858	*	Cerner Corp	2,826,635
11,153	*,e	Cerus Corp	43,943
5,000		Chemed Corp	301,700
2,663	*,e	Chindex International, Inc	26,018
69,916		Cigna Corp	3,232,217
23,444	*	Community Health Systems, Inc	570,627
2,590		Computer Programs & Systems, Inc	154,338
7,315	*	Conceptus, Inc	137,303
6,637		Conmed Corp	189,752
11,545		Cooper Cos, Inc	1,017,923
1,444	*	Corvel Corp	62,800
36,737		Coventry Health Care, Inc	1,101,743
120,632		Covidien plc	6,662,505
6,512	*	Cross Country Healthcare, Inc	30,020
6,551	*	CryoLife, Inc	34,655
6,648	*	Cyberonics, Inc	254,618
2,264	*	Cynosure, Inc (Class A)	46,797
23,188	*	DaVita, Inc	2,053,993
11,276	*,e	Delcath Systems, Inc	31,686
34,447		Dentsply International, Inc	1,414,394
15,733	*	DexCom, Inc	154,026
1,317	*	DynaVox, Inc	3,240
27,673	*	Edwards Lifesciences Corp	2,296,029
7,173	*	Emeritus Corp	123,376
11,489	*	Endologix, Inc	172,105
3,820		Ensign Group, Inc	102,032
1,470	*,e	ePocrates, Inc	11,966
1,989	*	Exactech, Inc	30,830
6,366	*	EXamWorks, Inc	74,100
197,716	*	Express Scripts Holding Co	11,030,575
9,872	*	Five Star Quality Care, Inc	33,861
11,241	*	Gen-Probe, Inc	916,704
14,665	*	Gentiva Health Services, Inc	121,426
5,472	*	Greatbatch, Inc	127,443
6,880	*	Haemonetics Corp	492,402
7,866	*	Hanger Orthopedic Group, Inc	185,244
10,149	*,e	Hansen Medical, Inc	32,071
25,971		HCA Holdings, Inc	699,139
59,614	*	Health Management Associates, Inc (Class A)	429,221
21,301	*	Health Net, Inc	758,529
22,384	*	Healthsouth Corp	501,178
5,938	*	HealthStream, Inc	136,099
7,960	*	Healthways, Inc	53,093
2,813	*,e	HeartWare International, Inc	219,301
22,413	*	Henry Schein, Inc	1,719,974
14,860		Hill-Rom Holdings, Inc	482,207
21,347	*	HMS Holdings Corp	513,609
63,713	*	Hologic, Inc	1,218,193
40,862		Humana, Inc	3,296,746
4,052	*	ICU Medical, Inc	212,689
14,119	*	Idexx Laboratories, Inc	1,241,484

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,787	*	Insulet Corp	$192,656
4,889	*	Integra LifeSciences Holdings Corp	182,017
9,546	*	Intuitive Surgical, Inc	5,519,497
6,733		Invacare Corp	106,718
20,107	*	Inverness Medical Innovations, Inc	480,356
3,842	*	IPC The Hospitalist Co, Inc	147,571
4,166	*	IRIS International, Inc	54,491
1,994		Kensey Nash Corp	56,689
12,257	*	Kindred Healthcare, Inc	118,157
3,698	*,e	K-Kitz, Inc	7,581
24,224	*	Laboratory Corp of America Holdings	2,129,047
2,203		Landauer, Inc	116,142
3,704	*	LHC Group, Inc	65,598
12,324	*	LifePoint Hospitals, Inc	480,882
22,776		Lincare Holdings, Inc	555,734
8,518	*	Magellan Health Services, Inc	377,177
7,533	*,e	MAKO Surgical Corp	311,188
12,318		Masimo Corp	272,597
61,268		McKesson Corp	5,600,507
11,184	*	MedAssets, Inc	141,030
5,110	*	Medical Action Industries, Inc	28,207
4,931	*	Medidata Solutions, Inc	127,762
261,500		Medtronic, Inc	9,989,299
12,200	*	Merge Healthcare, Inc	52,460
9,617	e	Meridian Bioscience, Inc	197,629
9,822	*	Merit Medical Systems, Inc	129,847
9,939	*	Metropolitan Health Networks, Inc	74,344
7,410	*	MModal, Inc	94,552
6,621	*	Molina Healthcare, Inc	169,829
2,940	*	MWI Veterinary Supply, Inc	277,536
2,398		National Healthcare Corp	109,349
6,800	*	Natus Medical, Inc	83,232
5,433	*	Neogen Corp	211,833
22,211	*,e	Neoprobe Corp	69,298
9,337	*	NuVasive, Inc	154,714
10,478	*	NxStage Medical, Inc	178,126
27,312		Omnicare, Inc	951,550
7,762	*	Omnicell, Inc	110,764
10,938	*	OraSure Technologies, Inc	125,459
4,227	*	Orthofix International NV	174,237
14,984		Owens & Minor, Inc	438,132
4,450	*	Palomar Medical Technologies, Inc	38,715
24,230		Patterson Cos, Inc	826,001
11,986	*	Pediatrix Medical Group, Inc	841,897
6,906	*	PharMerica Corp	81,974
3,036	*	Providence Service Corp	42,686
13,021	*	PSS World Medical, Inc	311,593
10,702		Quality Systems, Inc	400,255
37,843		Quest Diagnostics, Inc	2,183,163
6,679	*,e	Quidel Corp	110,337
7,146	*,e	RadNet, Inc	22,081
35,908	*	Resmed, Inc	1,221,231

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,759	*,e	Rockwell Medical Technologies, Inc	$34,771
12,929	*	RTI Biologics, Inc	45,252
10,510	*,e	Select Medical Holdings Corp	90,071
13,079	*	Sirona Dental Systems, Inc	660,620
3,613	*	Skilled Healthcare Group, Inc (Class A)	27,712
14,201	*	Solta Medical, Inc	46,153
7,810	*	Spectranetics Corp	81,927
80,499		St. Jude Medical, Inc	3,116,921
8,343	*	Staar Surgical Co	91,523
7,031	*,e	Stereotaxis, Inc	2,877
13,906		STERIS Corp	436,787
75,707		Stryker Corp	4,131,331
10,882	*	Sun Healthcare Group, Inc	78,677
13,533	*,e	Sunrise Senior Living, Inc	84,987
3,567	*	SurModics, Inc	52,756
15,326	*	SXC Health Solutions Corp	1,388,229
8,530	*	Symmetry Medical, Inc	60,648
5,211	*	Synergetics USA, Inc	33,976
6,259	*	Team Health Holdings, Inc	134,819
10,259		Teleflex, Inc	642,932
109,212	*	Tenet Healthcare Corp	566,810
15,077	*	Thoratec Corp	524,830
2,471	*	Tornier BV	58,662
4,631	*	Triple-S Management Corp (Class B)	97,529
13,319	*,e	Unilife Corp	57,005
264,804		UnitedHealth Group, Inc	14,868,744
7,596		Universal American Corp	69,731
22,451		Universal Health Services, Inc (Class B)	958,882
4,842	*,e	Uroplasty, Inc	14,720
2,760		US Physical Therapy, Inc	67,289
7,170	*	Vanguard Health Systems, Inc	63,670
28,320	*	Varian Medical Systems, Inc	1,796,054
3,963	*	Vascular Solutions, Inc	44,980
20,281	*	VCA Antech, Inc	479,848
12,234	*	Volcano Corp	332,153
10,026	*	WellCare Health Plans, Inc	613,391
84,759		WellPoint, Inc	5,748,354
7,863		West Pharmaceutical Services, Inc	353,049
9,166	*,e	Wright Medical Group, Inc	170,763
1,317		Young Innovations, Inc	44,778
1,700	*,e	Zeltiq Aesthetics, Inc	10,574
43,828		Zimmer Holdings, Inc	2,758,096

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	159,254,492

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
103,979		Avon Products, Inc	2,245,947
11,103	*	Central Garden and Pet Co (Class A)	118,691
34,684		Church & Dwight Co, Inc	1,761,947
32,501		Clorox Co	2,278,320
119,030		Colgate-Palmolive Co	11,776,828
5,728	*	Elizabeth Arden, Inc	223,277

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,906	*	Energizer Holdings, Inc	$1,205,905
54,844		Estee Lauder Cos (Class A)	3,584,056
1,969	e	Female Health Co	11,834
1,197	*	Harbinger Group, Inc	6,177
29,792		Herbalife Ltd	2,094,973
3,774		Inter Parfums, Inc	59,441
96,017		Kimberly-Clark Corp	7,534,454
3,260	*,e	Medifast, Inc	62,657
2,615	*,e	Nature’s Sunshine Products, Inc	40,480
13,928		Nu Skin Enterprises, Inc (Class A)	742,362
2,156	*	Nutraceutical International Corp	33,051
1,164		Oil-Dri Corp of America	24,630
11,805	*	Prestige Brands Holdings, Inc	200,567
681,559		Procter & Gamble Co	43,374,415
2,543	*	Revlon, Inc (Class A)	43,434
2,860		Schiff Nutrition International, Inc	47,047
3,922	*	Spectrum Brands, Inc	135,348
1,594	*,e	USANA Health Sciences, Inc	66,470
3,690		WD-40 Co	166,345

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	77,838,656

INSURANCE - 3.6%
82,436		ACE Ltd	6,262,663
114,368		Aflac, Inc	5,151,135
3,613	*	Alleghany Corp	1,238,898
9,759		Allied World Assurance Co Holdings Ltd	702,258
120,390		Allstate Corp	4,012,599
14,018	e	American Equity Investment Life Holding Co	171,861
18,876		American Financial Group, Inc	734,654
106,625	*	American International Group, Inc	3,628,449
1,600		American National Insurance Co	112,320
2,448	*	American Safety Insurance Holdings Ltd	46,341
4,309	*	Amerisafe, Inc	115,136
5,649	e	Amtrust Financial Services, Inc	153,879
81,054		Aon plc	4,198,597
32,298	*	Arch Capital Group Ltd	1,268,665
6,434		Argo Group International Holdings Ltd	185,685
28,885		Arthur J. Gallagher & Co	1,084,921
16,620		Aspen Insurance Holdings Ltd	470,678
22,715		Assurant, Inc	916,323
43,334		Assured Guaranty Ltd	614,476
30,403		Axis Capital Holdings Ltd	1,034,310
1,950		Baldwin & Lyons, Inc (Class B)	42,452
427,294	*	Berkshire Hathaway, Inc (Class B)	34,375,801
29,652		Brown & Brown, Inc	799,714
66,435		Chubb Corp	4,854,405
35,853		Cincinnati Financial Corp	1,277,084
8,883	*,e	Citizens, Inc (Class A)	85,366
6,264		CNA Financial Corp	191,804
52,255	*	Conseco, Inc	379,894
6,044		Crawford & Co (Class B)	28,830
11,332		Delphi Financial Group, Inc (Class A)	514,699

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,472		Donegal Group, Inc (Class A)	$20,049
5,014	*	eHealth, Inc	88,848
1,078		EMC Insurance Group, Inc	21,312
9,060		Employers Holdings, Inc	156,919
9,529		Endurance Specialty Holdings Ltd	382,875
1,614	*	Enstar Group Ltd	151,990
7,127		Erie Indemnity Co (Class A)	548,066
11,397		Everest Re Group Ltd	1,129,443
3,011		FBL Financial Group, Inc (Class A)	87,680
52,518		Fidelity National Title Group, Inc (Class A)	1,012,022
24,717		First American Financial Corp	414,010
12,292		Flagstone Reinsurance Holdings Ltd	92,190
120,397	*	Genworth Financial, Inc (Class A)	723,586
6,571	*	Greenlight Capital Re Ltd (Class A)	163,618
2,830	*	Hallmark Financial Services	21,282
10,671		Hanover Insurance Group, Inc	430,682
3,735		Harleysville Group, Inc	223,876
107,635		Hartford Financial Services Group, Inc	2,211,899
26,710		HCC Insurance Holdings, Inc	853,652
9,341	*	Hilltop Holdings, Inc	74,074
9,364		Horace Mann Educators Corp	164,338
1,201	e	Independence Holding Co	12,767
2,899		Infinity Property & Casualty Corp	154,836
997	e	Kansas City Life Insurance Co	32,442
11,724		Kemper Corp	351,603
70,031		Lincoln National Corp	1,734,668
77,372		Loews Corp	3,182,310
11,850		Maiden Holdings Ltd	98,355
2,400	*	Markel Corp	1,056,672
133,629		Marsh & McLennan Cos, Inc	4,469,890
21,274		Max Capital Group Ltd	509,087
34,859	*,e	MBIA, Inc	351,379
12,504		Meadowbrook Insurance Group, Inc	110,410
6,284		Mercury General Corp	283,974
200,346		Metlife, Inc	7,218,465
14,659		Montpelier Re Holdings Ltd	300,803
10,354	*	National Financial Partners Corp	152,722
1,609		National Interstate Corp	38,616
610		National Western Life Insurance Co (Class A)	82,997
2,726	*	Navigators Group, Inc	129,485
60,737		Old Republic International Corp	604,333
6,282		OneBeacon Insurance Group Ltd (Class A)	89,393
16,630		PartnerRe Ltd	1,157,781
27,285	*	Phoenix Cos, Inc	57,299
8,759		Platinum Underwriters Holdings Ltd	320,755
5,073		Presidential Life Corp	58,745
7,976		Primerica, Inc	209,210
75,613		Principal Financial Group	2,092,212
7,818		ProAssurance Corp	688,688
151,802		Progressive Corp	3,233,383
20,166		Protective Life Corp	590,057
118,348		Prudential Financial, Inc	7,164,787

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,371		Reinsurance Group of America, Inc (Class A)	$1,009,950
12,852		RenaissanceRe Holdings Ltd	1,003,227
4,980		RLI Corp	343,022
2,977		Safety Insurance Group, Inc	118,633
4,686		SeaBright Insurance Holdings, Inc	42,127
12,664		Selective Insurance Group, Inc	221,493
10,626		Stancorp Financial Group, Inc	407,826
3,426		State Auto Financial Corp	49,095
4,269	e	Stewart Information Services Corp	62,840
15,871		Symetra Financial Corp	192,991
24,757		Torchmark Corp	1,205,913
8,645		Tower Group, Inc	186,559
95,943		Travelers Cos, Inc	6,171,054
3,168	*	United America Indemnity Ltd	57,056
5,042		United Fire & Casualty Co	86,823
4,395		Universal Insurance Holdings, Inc	18,195
72,474		UnumProvident Corp	1,720,533
18,171		Validus Holdings Ltd	590,558
28,262		W.R. Berkley Corp	1,064,347
1,463		White Mountains Insurance Group Ltd	765,149
75,295		XL Capital Ltd	1,619,595

		TOTAL INSURANCE	137,101,418

MATERIALS - 4.0%
7,232		A. Schulman, Inc	177,980
1,000	*	AEP Industries, Inc	34,870
51,658		Air Products & Chemicals, Inc	4,416,242
18,886		Airgas, Inc	1,730,713
29,048	e	AK Steel Holding Corp	215,536
22,369		Albemarle Corp	1,460,696
258,294		Alcoa, Inc	2,513,201
25,099		Allegheny Technologies, Inc	1,077,751
22,375	*	Allied Nevada Gold Corp	655,364
5,714		AMCOL International Corp	188,333
5,248		American Vanguard Corp	131,200
16,729		Aptargroup, Inc	911,898
19,556		Ashland, Inc	1,288,154
8,003		Balchem Corp	231,287
39,514		Ball Corp	1,650,104
26,355		Bemis Co, Inc	853,638
23,750		Boise, Inc	181,450
4,789	*	Brush Engineered Materials, Inc	118,336
9,383		Buckeye Technologies, Inc	304,103
15,418		Cabot Corp	664,978
13,261	*	Calgon Carbon Corp	183,532
10,351		Carpenter Technology Corp	576,137
3,922	*,e	Castle (A.M.) & Co	52,516
37,831		Celanese Corp (Series A)	1,833,290
19,462	*,e	Century Aluminum Co	179,050
15,880		CF Industries Holdings, Inc	3,065,793
1,501		Chase Corp	22,290
22,652	*	Chemtura	385,537

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,408	*	Clearwater Paper Corp	$178,302
35,022		Cleveland-Cliffs, Inc	2,180,470
21,172	*	Coeur d’Alene Mines Corp	456,257
27,192		Commercial Metals Co	401,898
8,541		Compass Minerals International, Inc	653,557
36,679	*	Crown Holdings, Inc	1,356,389
11,586		Cytec Industries, Inc	736,522
2,532		Deltic Timber Corp	154,655
9,671		Domtar Corp	846,019
286,312		Dow Chemical Co	9,700,251
226,312		Du Pont (E.I.) de Nemours & Co	12,098,640
10,476		Eagle Materials, Inc	368,965
34,442		Eastman Chemical Co	1,858,835
73,447		Ecolab, Inc	4,677,839
28,339	*	Ferro Corp	147,079
14,085	*,e	Flotek Industries, Inc	192,119
17,407		FMC Corp	1,922,603
230,760		Freeport-McMoRan Copper & Gold, Inc (Class B)	8,838,108
4,378		FutureFuel Corp	43,080
15,725	*,e	General Moly, Inc	50,949
9,748	*	Georgia Gulf Corp	345,567
10,803		Glatfelter	168,311
14,801		Globe Specialty Metals, Inc	197,445
6,678	e	Gold Resource Corp	181,107
6,556	*,e	Golden Minerals Co	48,973
85,565	*,e	Golden Star Resources Ltd	130,914
37,530	*	Graphic Packaging Holding Co	200,786
8,960		Greif, Inc (Class A)	480,614
11,606		H.B. Fuller Co	381,837
2,032	e	Hawkins, Inc	70,571
2,860		Haynes International, Inc	178,378
34,486	*	Headwaters, Inc	149,669
66,201	e	Hecla Mining Co	283,340
10,659	*	Horsehead Holding Corp	119,701
45,597		Huntsman Corp	645,654
5,090		Innophos Holdings, Inc	250,275
5,558	*	Innospec, Inc	168,018
19,802		International Flavors & Fragrances, Inc	1,192,278
106,722		International Paper Co	3,554,909
12,335	*	Intrepid Potash, Inc	306,525
19,969	*,e	Jaguar Mining, Inc	54,116
3,819	e	Kaiser Aluminum Corp	200,765
9,168	*	Kapstone Paper and Packaging Corp	165,574
1,678		KMG Chemicals, Inc	28,929
4,832		Koppers Holdings, Inc	187,868
7,522	*	Kraton Polymers LLC	195,572
5,176	e	Kronos Worldwide, Inc	122,878
6,187	*	Landec Corp	39,844
31,065	*	Louisiana-Pacific Corp	281,138
4,323	*	LSB Industries, Inc	146,636
76,268		LyondellBasell Industries AF S.C.A	3,186,477
11,032	e	Martin Marietta Materials, Inc	914,332

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,952	*,e	McEwen Mining, Inc	$94,568
41,785		MeadWestvaco Corp	1,329,599
2,723	*	Metals USA Holdings Corp	41,063
27,261	*,e	Midway Gold Corp	39,256
4,290		Minerals Technologies, Inc	287,859
14,019	*,e	Molycorp, Inc	379,354
130,742		Monsanto Co	9,959,926
66,589		Mosaic Co	3,517,231
7,432		Myers Industries, Inc	122,851
3,503		Neenah Paper, Inc	100,046
2,112		NewMarket Corp	471,441
117,112		Newmont Mining Corp	5,580,387
5,343		Noranda Aluminium Holding Corp	56,743
75,892		Nucor Corp	2,975,725
18,742		Olin Corp	392,832
2,144		Olympic Steel, Inc	45,303
7,284	*	OM Group, Inc	175,690
10,626	*	Omnova Solutions, Inc	83,308
38,660	*	Owens-Illinois, Inc	898,845
23,955		Packaging Corp of America	699,246
42,687	*,e	Paramount Gold and Silver Corp	104,156
21,957		PolyOne Corp	304,324
38,313		PPG Industries, Inc	4,032,060
73,980		Praxair, Inc	8,559,486
3,008		Quaker Chemical Corp	130,547
17,577		Reliance Steel & Aluminum Co	982,379
5,877	*	Revett Minerals, Inc	23,332
16,293		Rock-Tenn Co (Class A)	1,015,543
16,155	*	Rockwood Holdings, Inc	894,018
15,155		Royal Gold, Inc	939,004
30,637		RPM International, Inc	814,025
7,125	*	RTI International Metals, Inc	174,919
5,191		Schnitzer Steel Industries, Inc (Class A)	206,965
3,789		Schweitzer-Mauduit International, Inc	256,970
10,707		Scotts Miracle-Gro Co (Class A)	561,047
44,859		Sealed Air Corp	860,396
9,274	*	Senomyx, Inc	20,310
11,753		Sensient Technologies Corp	436,624
22,250		Sherwin-Williams Co	2,676,230
29,969		Sigma-Aldrich Corp	2,124,802
12,739		Silgan Holdings, Inc	558,860
30,961		Solutia, Inc	877,435
24,885		Sonoco Products Co	824,440
42,073		Southern Copper Corp (NY)	1,383,360
11,498	*	Spartech Corp	56,110
51,340		Steel Dynamics, Inc	655,612
1,902		Stepan Co	172,816
29,285	*	Stillwater Mining Co	314,228
16,699	*,e	SunCoke Energy, Inc	254,159
5,357	e	Texas Industries, Inc	180,049
3,112	*	Texas Petrochemicals, Inc	130,642
42,642	*	Thompson Creek Metals Co, Inc	252,867

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,234		Titanium Metals Corp	$298,856
5,601		Tredegar Corp	97,177
580	*	United States Lime & Minerals, Inc	27,823
36,962	e	United States Steel Corp	1,047,133
1,668	*	Universal Stainless & Alloy	77,395
5,726	*	US Energy Corp Wyoming	15,002
2,800	*,e	US Silica Holdings Inc	50,736
23,683		Valspar Corp	1,211,385
4,085	*,e	Verso Paper Corp	6,740
16,706	*,e	Vista Gold Corp	50,452
31,305		Vulcan Materials Co	1,340,167
14,851		Walter Energy, Inc	984,770
11,542		Wausau Paper Corp	104,571
4,709	e	Westlake Chemical Corp	301,141
1,369	*	WHX Corp	19,809
13,557		Worthington Industries, Inc	241,857
18,149	*	WR Grace & Co	1,081,862
5,140		Zep, Inc	73,245
6,518	*,e	Zoltek Cos, Inc	71,894

		TOTAL MATERIALS	151,676,520

MEDIA - 3.1%
4,918		AH Belo Corp (Class A)	21,688
12,727	*	AMC Networks, Inc	540,898
6,367		Arbitron, Inc	242,264
21,773		Belo (A.H.) Corp (Class A)	146,750
54,510		Cablevision Systems Corp (Class A)	807,838
163,756		CBS Corp (Class B)	5,461,263
17,089	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	135,174
13,588	*	Charter Communications, Inc	821,666
21,882		Cinemark Holdings, Inc	502,411
9,598		Clear Channel Outdoor Holdings, Inc (Class A)	72,657
673,172		Comcast Corp (Class A)	20,417,306
8,849	*,e	Cumulus Media, Inc (Class A)	32,122
731	*,e	Dial Global, Inc	1,652
6,433	*	Digital Generation, Inc	59,698
172,025	*	DIRECTV	8,475,672
64,972	*	Discovery Communications, Inc (Class A)	3,535,776
48,747		DISH Network Corp (Class A)	1,558,442
16,769	*,e	DreamWorks Animation SKG, Inc (Class A)	302,010
5,676	*,e	Entercom Communications Corp (Class A)	35,134
11,782	e	Entravision Communications Corp (Class A)	18,498
8,005	*	EW Scripps Co (Class A)	73,326
2,062	*	Fisher Communications, Inc	67,613
56,908		Gannett Co, Inc	786,469
2,311	*	Global Sources Ltd	14,236
16,069	*,e	Gray Television, Inc	28,924
10,393		Harte-Hanks, Inc	87,301
115,422		Interpublic Group of Cos, Inc	1,363,134
10,914		John Wiley & Sons, Inc (Class A)	493,204
10,126	*	Journal Communications, Inc (Class A)	42,428
7,042	*	Knology, Inc	136,967

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,656	*,e	Lamar Advertising Co (Class A)	$434,534
67,173	*	Liberty Global, Inc (Class A)	3,345,887
28,774	*	Liberty Interactive LLC	2,515,999
6,949	*	Lin TV Corp (Class A)	27,449
10,615	*,e	Lions Gate Entertainment Corp	129,821
33,174	*	Live Nation, Inc	300,556
15,574	*	Madison Square Garden, Inc	560,197
6,382	e	Martha Stewart Living Omnimedia, Inc (Class A)	22,784
14,355	*,e	McClatchy Co (Class A)	39,046
67,749		McGraw-Hill Cos, Inc	3,331,218
5,869		MDC Partners, Inc	60,568
8,573	e	Meredith Corp	247,160
5,711	e	Morningstar, Inc	329,639
12,936		National CineMedia, Inc	184,855
32,328	*	New York Times Co (Class A)	203,990
525,258		News Corp (Class A)	10,295,057
2,568	*	Nexstar Broadcasting Group, Inc (Class A)	19,902
68,232		Omnicom Group, Inc	3,500,984
3,367		Outdoor Channel Holdings, Inc	24,916
3,860	*,e	Pandora Media, Inc	33,196
2,338	*,e	ReachLocal, Inc	17,675
19,142	e	Regal Entertainment Group (Class A)	260,523
2,226	*	Rentrak Corp	42,116
843	*	Saga Communications, Inc	31,747
6,228	e	Scholastic Corp	190,265
22,065		Scripps Networks Interactive (Class A)	1,108,104
11,833		Sinclair Broadcast Group, Inc (Class A)	121,643
950,235	*,e	Sirius XM Radio, Inc	2,147,531
92,070		Thomson Corp	2,745,527
77,410		Time Warner Cable, Inc	6,227,635
244,706		Time Warner, Inc	9,166,687
11,634	*,e	Valassis Communications, Inc	232,680
134,160		Viacom, Inc (Class B)	6,223,682
68,552	e	Virgin Media, Inc	1,683,637
437,259		Walt Disney Co	18,850,234
1,163	e	Washington Post Co (Class B)	439,812
6,397	e	World Wrestling Entertainment, Inc (Class A)	50,408

		TOTAL MEDIA	121,430,185

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
379,714		Abbott Laboratories	23,565,051
11,124	*,e	Achillion Pharmaceuticals, Inc	73,975
9,258	*	Acorda Therapeutics, Inc	233,672
1,501	*,e	Acura Pharmaceuticals, Inc	4,848
2,139	*,e	Aegerion Pharmaceuticals, Inc	26,631
8,304	*,e	Affymax, Inc	108,865
16,564	*	Affymetrix, Inc	73,213
84,870		Agilent Technologies, Inc	3,579,817
13,175	*	Akorn, Inc	159,813
2,680	*	Albany Molecular Research, Inc	8,549
45,230	*	Alexion Pharmaceuticals, Inc	4,085,174
2,634	*,e	Alimera Sciences, Inc	8,139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,375	*	Alkermes PLC	$387,088
74,079		Allergan, Inc	7,111,584
18,482	*	Allos Therapeutics, Inc	33,637
13,025	*,e	Alnylam Pharmaceuticals, Inc	148,355
4,963	*	AMAG Pharmaceuticals, Inc	77,721
194,586		Amgen, Inc	13,837,009
2,564	*	Amicus Therapeutics, Inc	12,512
4,644	*,e	Ampio Pharmaceuticals, Inc	14,350
34,905	*	Amylin Pharmaceuticals, Inc	904,389
1,843	*	Anacor Pharmaceuticals, Inc	10,229
4,935	*,e	Anthera Pharmaceuticals, Inc	7,699
6,304	*	Ardea Biosciences, Inc	200,845
56,196	*,e	Arena Pharmaceuticals, Inc	137,118
37,966	*	Ariad Pharmaceuticals, Inc	618,846
12,513	*	Arqule, Inc	88,217
13,368	*	Array Biopharma, Inc	46,654
13,212	*	Astex Pharmaceuticals	23,253
11,242	*	Auxilium Pharmaceuticals, Inc	201,457
29,152	*,e	AVANIR Pharmaceuticals, Inc	88,914
7,346	*	AVEO Pharmaceuticals, Inc	84,479
31,815	*,e	AVI BioPharma, Inc	26,543
3,536	*,e	BioCryst Pharmaceuticals, Inc	12,800
59,018	*	Biogen Idec, Inc	7,909,001
27,352	*	BioMarin Pharmaceuticals, Inc	949,114
4,507	*	BioMimetic Therapeutics, Inc	12,034
5,130	*	Bio-Rad Laboratories, Inc (Class A)	553,989
25,767	*,e	Biosante Pharmaceuticals, Inc	14,172
489	*	Biospecifics Technologies Corp	7,213
5,788	*,e	Biotime, Inc	21,937
415,230		Bristol-Myers Squibb Co	13,856,225
19,868	*	Bruker BioSciences Corp	298,616
8,909	*,e	Cadence Pharmaceuticals, Inc	32,874
6,895	*	Cambrex Corp	44,680
107,136	*	Celgene Corp	7,812,356
45,252	*,e	Cell Therapeutics, Inc	50,230
10,342	*	Celldex Therapeutics, Inc	47,160
15,753	*	Cepheid, Inc	605,073
12,183	*	Charles River Laboratories International, Inc	432,862
12,555	*,e	Chelsea Therapeutics International, Inc	26,617
6,634	*,e	Cleveland Biolabs, Inc	12,870
2,200	*,e	Clovis Oncology, Inc	39,446
5,750	*,e	Codexis, Inc	20,815
17,199	*,e	Columbia Laboratories, Inc	12,554
17,460	*,e	Combinatorx, Inc	18,333
18,219	*,e	Complete Genomics, Inc	49,191
9,625	*,e	Corcept Therapeutics, Inc	35,998
2,479	*	Cornerstone Therapeutics, Inc	14,626
14,275	*	Covance, Inc	667,499
15,443	*	Cubist Pharmaceuticals, Inc	652,930
18,447	*,e	Curis, Inc	88,361
11,358	*,e	Cytori Therapeutics, Inc	26,918
37,920	*,e	Dendreon Corp	441,768

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,604	*	Depomed, Inc	$76,758
18,921	*,e	Durect Corp	13,245
5,730	*,e	Dusa Pharmaceuticals, Inc	33,578
23,135	*	Dyax Corp	37,710
44,036	*,e	Dynavax Technologies Corp	220,620
249,222		Eli Lilly & Co	10,315,299
5,722	*	Emergent Biosolutions, Inc	80,451
27,928	*	Endo Pharmaceuticals Holdings, Inc	981,390
4,037	*,e	Endocyte, Inc	28,824
8,972	*	Enzo Biochem, Inc	24,583
8,826	*,e	Enzon Pharmaceuticals, Inc	54,986
11,502	*	eResearch Technology, Inc	90,866
12,254	*	Exact Sciences Corp	131,976
38,867	*,e	Exelixis, Inc	186,562
1,513	*,e	Fluidigm Corp	23,618
65,518	*	Forest Laboratories, Inc	2,281,992
2,310	*	Furiex Pharmaceuticals Inc	33,195
3,862	*,e	Genomic Health, Inc	110,685
30,285	*,e	Geron Corp	50,879
192,291	*	Gilead Sciences, Inc	10,001,054
5,129	*,e	GTx, Inc	16,054
23,145	*	Halozyme Therapeutics, Inc	187,243
5,395	*	Harvard Bioscience, Inc	21,526
2,434	*	Hi-Tech Pharmacal Co, Inc	79,324
40,776	*	Hospira, Inc	1,432,053
44,623	*,e	Human Genome Sciences, Inc	656,404
16,535	*,e	Idenix Pharmaceuticals, Inc	145,012
29,933	*,e	Illumina, Inc	1,332,916
17,628	*,e	Immunogen, Inc	224,757
15,419	*,e	Immunomedics, Inc	55,354
15,329	*	Impax Laboratories, Inc	377,553
20,792	*,e	Incyte Corp	471,563
4,472	*,e	Infinity Pharmaceuticals, Inc	60,372
3,877	*,e	Insmed, Inc	11,205
12,716	*,e	InterMune, Inc	132,755
11,826	*	Ironwood Pharmaceuticals, Inc	156,221
23,362	*	Isis Pharmaceuticals, Inc	186,896
7,516	*	ISTA Pharmaceuticals, Inc	68,020
5,212	*	Jazz Pharmaceuticals PLC	265,968
669,421		Johnson & Johnson	43,572,612
16,237	*	Keryx Biopharmaceuticals, Inc	25,654
7,689	*,e	KV Pharmaceutical Co (Class A)	8,842
3,807	*	Lannett Co, Inc	15,000
39,969	*	Lexicon Pharmaceuticals, Inc	64,750
43,084	*	Life Technologies Corp	1,997,374
4,604	*	Ligand Pharmaceuticals, Inc (Class B)	62,200
11,427	*	Luminex Corp	286,132
18,130	*,e	MannKind Corp	40,793
5,123	*,e	MAP Pharmaceuticals, Inc	65,677
7,076		Maxygen, Inc	39,979
12,645	*	Medicines Co	279,328
14,556		Medicis Pharmaceutical Corp (Class A)	559,969

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,446	*	Medivation, Inc	$683,112
1,766		Medtox Scientific, Inc	39,029
753,961		Merck & Co, Inc	29,585,429
7,979	*,e	Metabolix, Inc	21,623
8,069	*	Mettler-Toledo International, Inc	1,446,933
10,837	*,e	Momenta Pharmaceuticals, Inc	172,092
106,698	*	Mylan Laboratories, Inc	2,316,414
22,199	*	Myriad Genetics, Inc	577,396
10,040	*	Nabi Biopharmaceuticals	16,767
26,766	*,e	Nektar Therapeutics	203,957
3,540	*,e	Neostem, Inc	1,274
11,554	*	Neurocrine Biosciences, Inc	85,846
22,537	*,e	Novavax, Inc	30,650
20,182	*	NPS Pharmaceuticals, Inc	144,503
4,545	*,e	Nymox Pharmaceutical Corp	37,042
4,340	*	Obagi Medical Products, Inc	56,941
2,273	*	OncoGenex Pharmaceutical, Inc	29,549
9,766	*,e	Oncothyreon, Inc	41,896
16,278	*	Onyx Pharmaceuticals, Inc	740,812
25,621	*,e	Opko Health, Inc	121,700
10,912	*,e	Optimer Pharmaceuticals, Inc	161,498
7,554	*	Orexigen Therapeutics, Inc	26,439
3,907	*,e	Osiris Therapeutics, Inc	20,746
7,959	*,e	Pacific Biosciences of California, Inc	21,489
8,644		Pain Therapeutics, Inc	35,008
8,511	*	Par Pharmaceutical Cos, Inc	360,356
13,808	*	Parexel International Corp	371,988
40,564	e	PDL BioPharma, Inc	255,148
18,651	*,e	Peregrine Pharmaceuticals, Inc	8,766
26,542		PerkinElmer, Inc	732,559
20,468		Perrigo Co	2,147,093
1,929,792		Pfizer, Inc	44,250,130
12,542	*,e	Pharmacyclics, Inc	345,658
8,395	*,e	PharmAthene, Inc	13,600
4,323	*,e	Pozen, Inc	28,791
6,880	*	Progenics Pharmaceuticals, Inc	75,611
58,030	*,e	Qiagen N.V. (NASDAQ)	970,842
13,765	*,e	Questcor Pharmaceuticals, Inc	618,049
11,043	*,e	Raptor Pharmaceutical Corp	64,712
17,778	*	Regeneron Pharmaceuticals, Inc	2,404,652
16,074	*	Rigel Pharmaceuticals, Inc	124,252
1,554	*,e	Sagent Pharmaceuticals	27,956
14,956	*	Salix Pharmaceuticals Ltd	738,826
12,283	*,e	Sangamo Biosciences, Inc	57,116
10,786	*	Santarus, Inc	68,707
16,713	*,e	Savient Pharmaceuticals, Inc	39,610
8,103	*	Sciclone Pharmaceuticals, Inc	48,537
22,710	*,e	Seattle Genetics, Inc	448,977
23,277	*,e	Sequenom, Inc	119,178
8,078	*,e	SIGA Technologies, Inc	26,657
15,649	*,e	Spectrum Pharmaceuticals, Inc	166,349
1,460	*	Sucampo Pharmaceuticals, Inc (Class A)	12,147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,090	*,e	Synta Pharmaceuticals Corp	$17,792
6,461	*	Targacept, Inc	30,690
9,452		Techne Corp	632,717
16,167	*,e	Theravance, Inc	349,854
93,738		Thermo Electron Corp	5,216,520
13,208	*	United Therapeutics Corp	577,850
6,590	*	Vanda Pharmaceuticals, Inc	29,194
49,893	*	Vertex Pharmaceuticals, Inc	1,919,883
16,827	*,e	Vical, Inc	52,500
16,613	*	Viropharma, Inc	361,333
23,710	*,e	Vivus, Inc	574,256
42,199		Warner Chilcott plc	917,828
22,148	*	Waters Corp	1,862,868
30,524	*	Watson Pharmaceuticals, Inc	2,300,289
8,295	*,e	Xenoport, Inc	37,908
13,724	*,e	ZIOPHARM Oncology, Inc	65,326

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	274,525,905

REAL ESTATE - 3.4%
9,472		Acadia Realty Trust	219,561
1,470		AG Mortgage Investment Trust	29,106
3,718		Agree Realty Corp	84,770
610		Alexander’s, Inc	237,674
14,525		Alexandria Real Estate Equities, Inc	1,088,213
111,432		AMB Property Corp	3,987,037
7,555		American Assets Trust,Inc	177,618
17,960		American Campus Communities, Inc	798,322
72,602		American Capital Agency Corp	2,268,086
4,260		American Capital Mortgage, Inc	96,830
97,276		American Tower Corp	6,379,360
229,105		Annaly Capital Management, Inc	3,738,994
37,389		Anworth Mortgage Asset Corp	252,002
28,220		Apartment Investment & Management Co (Class A)	766,173
4,820		Apollo Commercial Real Estate Finance, Inc	77,747
46,812		ARMOUR Residential REIT, Inc	326,748
12,288		Ashford Hospitality Trust, Inc	104,940
9,741		Associated Estates Realty Corp	164,915
976	*	AV Homes, Inc	12,171
22,883		AvalonBay Communities, Inc	3,327,188
36,497		BioMed Realty Trust, Inc	723,371
35,338		Boston Properties, Inc	3,825,339
31,937		Brandywine Realty Trust	378,773
17,570		BRE Properties, Inc (Class A)	922,425
18,812		Camden Property Trust	1,273,008
7,180		Campus Crest Communities, Inc	83,647
15,966		Capital Lease Funding, Inc	66,259
23,711		Capstead Mortgage Corp	325,552
34,968		CBL & Associates Properties, Inc	651,454
71,534	*	CBRE Group, Inc	1,345,554
12,577		Cedar Shopping Centers, Inc	65,652
5,040		Chatham Lodging Trust	65,520
7,550		Chesapeake Lodging Trust	136,655

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

255,616		Chimera Investment Corp	$738,730
22,350		Colonial Properties Trust	499,970
7,733		Colony Financial, Inc	131,384
980	e	Consolidated-Tomoka Land Co	28,812
4,660		Coresite Realty	116,081
16,738		Corporate Office Properties Trust	394,180
21,421		Cousins Properties, Inc	168,369
13,430		CreXus Investment Corp	140,881
29,224		CubeSmart	367,053
31,517		CYS Investments, Inc	432,728
57,882		DCT Industrial Trust, Inc	343,240
55,014		DDR Corp	814,207
39,380		DiamondRock Hospitality Co	418,609
25,987		Digital Realty Trust, Inc	1,951,364
33,318		Douglas Emmett, Inc	774,310
59,519		Duke Realty Corp	882,072
13,873		DuPont Fabros Technology, Inc	376,652
19,667		Dynex Capital, Inc	185,460
7,588		EastGroup Properties, Inc	381,676
21,945		Education Realty Trust, Inc	247,320
10,961		Entertainment Properties Trust	526,018
7,998		Equity Lifestyle Properties, Inc	559,380
12,639		Equity One, Inc	262,638
71,182		Equity Residential	4,373,422
8,459		Essex Property Trust, Inc	1,336,268
6,147		Excel Trust, Inc	73,703
22,085		Extra Space Storage, Inc	670,280
15,189		Federal Realty Investment Trust	1,528,925
45,707	*	FelCor Lodging Trust, Inc	192,884
20,385	*	First Industrial Realty Trust, Inc	251,551
11,748		First Potomac Realty Trust	146,145
34,720	*	Forest City Enterprises, Inc (Class A)	553,784
8,319	*	Forestar Real Estate Group, Inc	127,946
16,561		Franklin Street Properties Corp	166,769
138,227		General Growth Properties, Inc	2,460,441
6,063		Getty Realty Corp	95,917
2,559		Gladstone Commercial Corp	43,477
33,753		Glimcher Realty Trust	333,817
10,350		Government Properties Income Trust	240,327
23,587		Hatteras Financial Corp	687,089
98,113		HCP, Inc	4,066,784
51,903		Health Care REIT, Inc	2,940,824
18,330		Healthcare Realty Trust, Inc	393,728
33,104		Hersha Hospitality Trust	190,348
16,995		Highwoods Properties, Inc	590,236
12,295		Home Properties, Inc	750,610
29,008		Hospitality Properties Trust	800,041
165,520		Host Marriott Corp	2,754,253
5,041	*	Howard Hughes Corp	338,302
19,656		HRPT Properties Trust	368,550
5,174		Hudson Pacific Properties	81,904
18,104		Inland Real Estate Corp	155,694

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,927		Invesco Mortgage Capital, Inc	$545,552
18,814		Investors Real Estate Trust	135,837
32,829	*	iStar Financial, Inc	227,177
10,112		Jones Lang LaSalle, Inc	808,352
9,276	e	Kennedy-Wilson Holdings, Inc	130,421
16,416		Kilroy Realty Corp	778,939
98,751		Kimco Realty Corp	1,916,757
13,065		Kite Realty Group Trust	66,762
20,042		LaSalle Hotel Properties	589,435
28,174		Lexington Corporate Properties Trust	250,749
27,083		Liberty Property Trust	987,175
8,672		LTC Properties, Inc	288,604
32,001		Macerich Co	1,970,302
20,491		Mack-Cali Realty Corp	588,502
12,188	*	Maguire Properties, Inc	25,717
32,327		Medical Properties Trust, Inc	303,227
83,886		MFA Mortgage Investments, Inc	619,079
9,945		Mid-America Apartment Communities, Inc	676,956
4,152		Mission West Properties, Inc	36,455
8,302		Monmouth Real Estate Investment Corp (Class A)	85,179
6,883		National Health Investors, Inc	340,502
25,309		National Retail Properties, Inc	692,960
24,729		Newcastle Investment Corp	174,834
27,790		NorthStar Realty Finance Corp	158,403
14,092		NRDC Acquisition Corp	171,218
23,889		Omega Healthcare Investors, Inc	511,463
2,531		One Liberty Properties, Inc	47,861
5,153		Parkway Properties, Inc	50,963
11,968		Pebblebrook Hotel Trust	288,189
13,096		Pennsylvania Real Estate Investment Trust	184,523
9,196		Pennymac Mortgage Investment Trust	186,587
40,589		Piedmont Office Realty Trust, Inc	720,049
39,388		Plum Creek Timber Co, Inc	1,655,872
12,884		Post Properties, Inc	627,451
11,010		Potlatch Corp	344,613
5,280		PS Business Parks, Inc	360,360
34,586		Public Storage, Inc	4,954,790
13,450		RAIT Investment Trust	65,098
9,040		Ramco-Gershenson Properties	108,842
29,743		Rayonier, Inc	1,348,845
32,787		Realty Income Corp	1,289,841
18,459		Redwood Trust, Inc	215,601
21,151		Regency Centers Corp	950,949
28,412		Resource Capital Corp	153,425
6,466		RLJ Lodging Trust	121,431
4,971	*	Rouse Properties, Inc	66,810
8,652		Sabra Healthcare REIT, Inc	144,834
1,720		Saul Centers, Inc	68,817
38,264		Senior Housing Properties Trust	844,869
72,125		Simon Property Group, Inc	11,222,650
20,939		SL Green Realty Corp	1,726,211
7,556		Sovran Self Storage, Inc	398,201

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,296	*,e	St. Joe Co	$272,728
2,533		STAG Industrial, Inc	35,259
21,910		Starwood Property Trust, Inc	457,262
49,078	*	Strategic Hotels & Resorts, Inc	334,221
6,400		Summit Hotel Properties, Inc	53,504
6,358		Sun Communities, Inc	278,163
31,271	*	Sunstone Hotel Investors, Inc	318,964
21,928		Tanger Factory Outlet Centers, Inc	686,785
13,950		Taubman Centers, Inc	1,076,661
3,339	*	Tejon Ranch Co	99,703
1,200		Terreno Realty Corp	17,160
52,632		Two Harbors Investment Corp	550,531
51,144		UDR, Inc	1,346,622
2,691		UMH Properties, Inc	31,727
4,039		Universal Health Realty Income Trust	163,337
5,402		Urstadt Biddle Properties, Inc (Class A)	103,934
61,578		Ventas, Inc	3,620,171
44,731		Vornado Realty Trust	3,839,709
17,567		Washington Real Estate Investment Trust	519,105
28,404		Weingarten Realty Investors	754,410
129,843		Weyerhaeuser Co	2,643,603
1,756		Whitestone REIT	24,268
6,736		Winthrop Realty Trust	71,873

		TOTAL REAL ESTATE	129,983,756

RETAILING - 4.3%
6,893	*	1-800-FLOWERS.COM, Inc (Class A)	20,541
18,790		Aaron’s, Inc	510,524
20,794		Abercrombie & Fitch Co (Class A)	1,043,235
18,024		Advance Auto Parts, Inc	1,654,603
19,205	*	Aeropostale, Inc	425,967
88,873	*	Amazon.com, Inc	20,609,649
48,845		American Eagle Outfitters, Inc	879,698
2,005	*	America’s Car-Mart, Inc	92,110
12,377	*	Ann Taylor Stores Corp	342,719
6,877	*	Asbury Automotive Group, Inc	192,006
2,726	*	Audiovox Corp (Class A)	34,593
9,179	*,e	Autonation, Inc	317,410
6,311	*	Autozone, Inc	2,500,166
6,887	*,e	Barnes & Noble, Inc	142,905
9,114		Bebe Stores, Inc	74,735
61,080	*	Bed Bath & Beyond, Inc	4,299,421
71,652	e	Best Buy Co, Inc	1,581,360
5,150		Big 5 Sporting Goods Corp	43,106
15,481	*	Big Lots, Inc	567,224
3,014	*,e	Blue Nile, Inc	91,264
2,760	*	Body Central Corp	83,821
11,108	e	Bon-Ton Stores, Inc	68,870
11,537	e	Brown Shoe Co, Inc	105,102
6,367	e	Buckle, Inc	294,028
4,942	*	Build-A-Bear Workshop, Inc	22,288
10,176	*	Cabela’s, Inc	384,755

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

54,854	*	Carmax, Inc	$1,693,343
9,877	*	Casual Male Retail Group, Inc	31,014
6,493		Cato Corp (Class A)	180,700
27,328	*	Charming Shoppes, Inc	161,235
41,552		Chico’s FAS, Inc	638,239
6,000	*	Children’s Place Retail Stores, Inc	275,880
8,398		Christopher & Banks Corp	15,704
3,508	*	Citi Trends, Inc	39,079
39,384	*	Coldwater Creek, Inc	38,990
14,593	*	Collective Brands, Inc	303,097
3,394	*	Conn’s, Inc	55,492
2,665		Core-Mark Holding Co, Inc	102,869
4,456	*	Cost Plus, Inc	86,313
2,514		Destination Maternity Corp	49,878
22,200		Dick’s Sporting Goods, Inc	1,123,320
7,419		Dillard’s, Inc (Class A)	478,971
24,496	*	Dollar General Corp	1,162,580
28,499	*	Dollar Tree, Inc	2,897,208
6,170		DSW, Inc (Class A)	347,124
22,857	e	Expedia, Inc	974,394
13,041		Express Parent LLC	308,028
29,715		Family Dollar Stores, Inc	2,007,248
12,187		Finish Line, Inc (Class A)	271,283
36,511		Foot Locker, Inc	1,116,871
2,350	*,e	Francesca’s Holdings Corp	73,673
9,226		Fred’s, Inc (Class A)	132,116
33,448	e	GameStop Corp (Class A)	761,276
86,215		Gap, Inc	2,457,128
5,586	*	Genesco, Inc	418,950
38,607		Genuine Parts Co	2,500,961
5,399		GNC Holdings, Inc	210,885
5,656		Group 1 Automotive, Inc	327,369
9,400	*,e	Groupon, Inc	100,674
15,295		Guess?, Inc	447,838
4,401		Haverty Furniture Cos, Inc	52,812
4,266	*,e	HHgregg, Inc	44,622
7,504	*	Hibbett Sports, Inc	448,139
390,614		Home Depot, Inc	20,229,898
2,040	*,e	HomeAway, Inc	53,142
10,516		Hot Topic, Inc	103,057
9,379		HSN, Inc	362,967
41,056		JC Penney Co, Inc	1,480,479
7,401	*	JOS A Bank Clothiers, Inc	351,918
3,929	*	Kirkland’s, Inc	57,521
62,151		Kohl’s Corp	3,115,630
143,977	*	Liberty Media Holding Corp (Interactive A)	2,712,527
59,951		Limited Brands, Inc	2,979,565
5,205	e	Lithia Motors, Inc (Class A)	139,650
35,850	*	LKQ Corp	1,199,183
294,813		Lowe’s Companies, Inc	9,277,764
5,459	*,e	Lumber Liquidators, Inc	157,929
102,881		Macy’s, Inc	4,220,179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,451	*	MarineMax, Inc	$58,108
1,300	*,e	Mattress Firm Holding Corp	52,052
12,131		Men’s Wearhouse, Inc	449,332
8,449		Monro Muffler, Inc	348,606
13,458	*,e	NetFlix, Inc	1,078,524
16,107	*	New York & Co, Inc	63,623
38,840		Nordstrom, Inc	2,169,602
6,322		Nutri/System, Inc	73,209
78,818	*	Office Depot, Inc	239,607
20,494	*	OfficeMax, Inc	95,297
5,014	*,e	Orbitz Worldwide, Inc	18,301
409	*	Orchard Supply Hardware Stores Corp	8,781
31,237	*	O’Reilly Automotive, Inc	3,294,254
2,214	*,e	Overstock.com, Inc	13,350
16,494	*,e	Pacific Sunwear Of California, Inc	24,246
10,523		Penske Auto Group, Inc	278,228
12,398		PEP Boys - Manny Moe & Jack	185,102
5,079	e	PetMed Express, Inc	68,414
27,645		Petsmart, Inc	1,610,598
23,193		Pier 1 Imports, Inc	398,456
12,150	*	Priceline.com, Inc	9,243,963
23,618	e	RadioShack Corp	122,341
14,931		Rent-A-Center, Inc	510,790
57,194		Ross Stores, Inc	3,522,578
3,524	*,e	Rue21, Inc	106,953
27,352	*,e	Saks, Inc	299,778
22,330	*	Sally Beauty Holdings, Inc	593,978
9,781	*,e	Sears Holdings Corp	526,022
15,210	*	Select Comfort Corp	439,265
3,221	*	Shoe Carnival, Inc	62,607
7,013	*,e	Shutterfly, Inc	218,245
21,545		Signet Jewelers Ltd	1,050,750
9,491	e	Sonic Automotive, Inc (Class A)	159,639
1,022	*	Sourceforge, Inc	14,870
7,327		Stage Stores, Inc	111,883
170,861		Staples, Inc	2,631,259
6,446		Stein Mart, Inc	41,383
2,528	*	Systemax, Inc	43,406
16,559	*,e	Talbots, Inc	49,015
167,439		Target Corp	9,701,416
1,690	*,e	Teavana Holdings, Inc	35,304
30,961		Tiffany & Co	2,119,590
188,710		TJX Companies, Inc	7,871,093
17,588		Tractor Supply Co	1,730,835
22,857	*	TripAdvisor, Inc	857,366
10,110	*	Tuesday Morning Corp	40,844
11,188		Ulta Salon Cosmetics & Fragrance, Inc	986,558
26,097	*	Urban Outfitters, Inc	755,769
3,457	*	US Auto Parts Network, Inc	12,514
16,272	*,e	Valuevision International, Inc (Class A)	26,361
7,144	*	Vitamin Shoppe, Inc	336,268
3,463	*	West Marine, Inc	40,552

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,292	*	Wet Seal, Inc (Class A)	$70,051
24,751		Williams-Sonoma, Inc	957,616
526		Winmark Corp	30,161
7,490	*	Zale Corp	20,523
5,396	*	Zumiez, Inc	197,817

		TOTAL RETAILING	161,225,865

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
10,217	*	Advanced Energy Industries, Inc	121,991
145,347	*	Advanced Micro Devices, Inc	1,069,754
2,269	*	Alpha & Omega Semiconductor Lt	22,440
78,402		Altera Corp	2,788,759
24,888	*,e	Amkor Technology, Inc	128,671
2,243	*,e	Amtech Systems, Inc	15,656
15,823	*	Anadigics, Inc	34,969
73,508		Analog Devices, Inc	2,865,342
318,407		Applied Materials, Inc	3,817,700
14,876	*	Applied Micro Circuits Corp	83,008
107,596	*	Atmel Corp	954,377
7,413	*	ATMI, Inc	155,747
46,641		Avago Technologies Ltd	1,608,182
24,877	*	Axcelis Technologies, Inc	33,833
7,082	*	AXT, Inc	36,047
130,055		Broadcom Corp (Class A)	4,760,013
15,515		Brooks Automation, Inc	182,456
6,475		Cabot Microelectronics Corp	222,611
11,417	*	Cavium Networks, Inc	334,061
5,405	*	Ceva, Inc	119,396
15,618	*,e	Cirrus Logic, Inc	427,621
5,632		Cohu, Inc	61,839
25,813	*,e	Cree, Inc	797,622
8,147	*	Cymer, Inc	422,340
36,339		Cypress Semiconductor Corp	563,255
8,290	*	Diodes, Inc	184,784
5,484	*	DSP Group, Inc	35,865
31,531	*	Entegris, Inc	279,049
23,422	*,e	Entropic Communications, Inc	99,075
8,570	*	Exar Corp	67,874
30,108	*	Fairchild Semiconductor International, Inc	426,630
15,355	*,e	First Solar, Inc	282,532
11,885	*	Formfactor, Inc	66,556
10,255	*,e	Freescale Semiconductor Holdings Ltd	127,265
9,070	*	FSI International, Inc	45,985
4,725	*	GSI Technology, Inc	19,987
29,627	*,e	GT Solar International, Inc	192,872
8,339	*	Hittite Microwave Corp	446,470
4,840	*,e	Inphi Corp	49,126
34,786	*	Integrated Device Technology, Inc	235,501
6,037	*	Integrated Silicon Solution, Inc	64,113
1,220,113		Intel Corp	34,651,208
2,200	*	Intermolecular, Inc	14,674
16,398	*	International Rectifier Corp	357,968

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,496		Intersil Corp (Class A)	$302,924
5,663	*	IXYS Corp	70,561
41,698		Kla-Tencor Corp	2,174,551
15,129	*	Kopin Corp	54,011
16,926	*	Kulicke & Soffa Industries, Inc	221,731
30,553	*,e	Lam Research Corp	1,272,532
27,664	*	Lattice Semiconductor Corp	151,045
55,256		Linear Technology Corp	1,807,424
142,607	*	LSI Logic Corp	1,146,560
11,607	*	LTX-Credence Corp	80,088
122,871	*	Marvell Technology Group Ltd	1,844,294
73,484		Maxim Integrated Products, Inc	2,173,657
3,751	*,e	MaxLinear, Inc	18,192
69,740	*	MEMC Electronic Materials, Inc	250,367
11,829		Micrel, Inc	128,818
47,864	e	Microchip Technology, Inc	1,691,514
210,623	*	Micron Technology, Inc	1,388,006
20,262	*	Microsemi Corp	436,038
7,852	*,e	Mindspeed Technologies, Inc	39,339
12,360	*	MIPS Technologies, Inc	80,834
12,260		MKS Instruments, Inc	338,989
7,025	*	Monolithic Power Systems, Inc	145,558
7,645	*	MoSys, Inc	27,522
4,719	*	Nanometrics, Inc	73,192
17,690	*	Novellus Systems, Inc	827,008
1,118	*	NVE Corp	56,660
144,941	*	Nvidia Corp	1,884,233
13,751	*	Omnivision Technologies, Inc	253,293
104,362	*	ON Semiconductor Corp	862,030
5,484	*	PDF Solutions, Inc	48,369
5,866	*	Pericom Semiconductor Corp	46,107
17,410	*	Photronics, Inc	107,768
10,431	*	PLX Technology, Inc	41,515
54,811	*	PMC - Sierra, Inc	387,514
6,765		Power Integrations, Inc	256,258
29,717	*,e	Rambus, Inc	151,260
65,058	*	RF Micro Devices, Inc	281,701
4,125	*,e	Rubicon Technology, Inc	38,981
7,425	*	Rudolph Technologies, Inc	80,190
17,283	*	Semtech Corp	471,135
7,453	*	Sigma Designs, Inc	41,066
18,672	*	Silicon Image, Inc	112,032
10,449	*	Silicon Laboratories, Inc	370,835
46,349	*	Skyworks Solutions, Inc	1,257,912
11,818	*	Spansion, Inc	142,525
5,394	*	Standard Microsystems Corp	142,833
9,338	*,e	STR Holdings, Inc	35,671
23,193	*	SunPower Corp	130,113
2,588	*	Supertex, Inc	52,976
43,848	*	Teradyne, Inc	754,624
11,998	*	Tessera Technologies, Inc	187,649
283,549		Texas Instruments, Inc	9,056,555

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,726	*	Triquint Semiconductor, Inc	$188,983
5,340	*	Ultra Clean Holdings	36,579
5,906	*	Ultratech, Inc	188,638
9,616	*,e	Veeco Instruments, Inc	290,307
5,759	*	Volterra Semiconductor Corp	189,414
65,401		Xilinx, Inc	2,379,288

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	96,544,993

SOFTWARE & SERVICES - 9.3%
12,977	*	Accelrys, Inc	106,801
157,428		Accenture plc	10,224,949
9,414	*	ACI Worldwide, Inc	375,242
2,887	*,e	Active Network, Inc	48,502
101,784		Activision Blizzard, Inc	1,309,960
8,427	*	Actuate Corp	59,832
19,044	*	Acxiom Corp	261,474
121,782	*	Adobe Systems, Inc	4,087,004
7,696	*	Advent Software, Inc	207,715
45,511	*	Akamai Technologies, Inc	1,483,659
12,514	*	Alliance Data Systems Corp	1,607,924
43,612	*	Amdocs Ltd	1,395,584
5,327	*	American Software, Inc (Class A)	44,108
7,466	*,e	Ancestry.com, Inc	199,342
2,400	*,e	Angie’s List, Inc	33,480
22,405	*	Ansys, Inc	1,502,703
25,265	*	AOL, Inc	632,636
22,658	*	Ariba, Inc	865,536
19,857	*	Aspen Technology, Inc	392,771
55,588	*	Autodesk, Inc	2,188,500
122,139		Automatic Data Processing, Inc	6,793,371
3,350	*	AVG Technologies NV	46,398
5,400	*,e	Bankrate, Inc	126,468
2,600	*,e	Bazaarvoice, Inc	51,506
10,430		Blackbaud, Inc	323,121
42,965	*	BMC Software, Inc	1,772,736
5,476	e	Booz Allen Hamilton Holding Co	93,640
8,423	*	Bottomline Technologies, Inc	198,193
2,160	*	Brightcove, Inc	40,500
28,985		Broadridge Financial Solutions, Inc	672,742
5,576	*,e	BroadSoft, Inc	238,709
92,936		CA, Inc	2,455,369
6,239	*	CACI International, Inc (Class A)	381,390
63,162	*	Cadence Design Systems, Inc	737,101
7,035	*,e	Callidus Software, Inc	55,717
1,700	*,e	Carbonite, Inc	13,583
10,103	*	Cardtronics, Inc	266,315
2,163	e	Cass Information Systems, Inc	88,575
15,013	*	Ciber, Inc	62,454
45,650	*	Citrix Systems, Inc	3,908,097
1,296	*,m	Clinical Data, Inc	1,231
74,466	*	Cognizant Technology Solutions Corp (Class A)	5,459,847
11,548	*	Commvault Systems, Inc	601,304

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,514		Computer Sciences Corp	$1,024,583
3,541	*	Computer Task Group, Inc	51,061
51,211	*	Compuware Corp	446,560
7,480	*	comScore, Inc	149,002
10,477	*,e	Concur Technologies, Inc	592,579
6,923	*,e	Constant Contact, Inc	167,329
24,749	*	Convergys Corp	330,894
2,833	*	Convio, Inc	45,328
2,674	*,e	Cornerstone OnDemand, Inc	55,566
5,928	*	CoStar Group, Inc	432,092
8,115	*	CSG Systems International, Inc	116,856
9,641	*	DealerTrack Holdings, Inc	287,591
5,200	*	Deltek, Inc	54,288
1,880	*,e	Demand Media, Inc	15,623
11,403	*	Dice Holdings, Inc	122,924
9,318	*	Digital River, Inc	175,272
995	*	DMRC Corp	26,019
8,257		DST Systems, Inc	462,227
2,088	*	Dynamics Research Corp	15,013
25,843		Earthlink, Inc	209,845
281,530	*	eBay, Inc	11,556,806
6,766	e	Ebix, Inc	138,365
2,640	*,e	Echo Global Logistics, Inc	44,959
82,231	*	Electronic Arts, Inc	1,264,713
1,980	*	Ellie Mae, Inc	25,661
4,487	*	Envestnet, Inc	56,132
2,310	*	EPAM Systems, Inc	47,678
7,361		EPIQ Systems, Inc	83,621
899	*	ePlus, Inc	26,664
11,367	*	Equinix, Inc	1,866,460
12,004	*	Euronet Worldwide, Inc	259,647
3,791	*	ExlService Holdings, Inc	104,935
11,397		Factset Research Systems, Inc	1,195,089
9,362		Fair Isaac Corp	401,630
7,195	*	FalconStor Software, Inc	23,672
62,807		Fidelity National Information Services, Inc	2,114,712
22,813	*	First American Corp	380,977
34,519	*	Fiserv, Inc	2,426,341
3,480	*	FleetCor Technologies, Inc	137,634
3,443		Forrester Research, Inc	122,054
28,198	*	Fortinet, Inc	736,532
23,998	*	Gartner, Inc	1,051,112
29,574	*	Genpact Ltd	493,294
3,514	*,e,m	Gerber Scientific, Inc	0
13,960	*	Global Cash Access, Inc	117,962
19,795		Global Payments, Inc	919,082
25,555	*,e	Glu Mobile, Inc	116,275
61,491	*	Google, Inc (Class A)	37,216,197
3,256	*	Guidance Software, Inc	30,899
2,100	*	Guidewire Software, Inc	57,162
7,131	*	Hackett Group, Inc	40,718
9,047		Heartland Payment Systems, Inc	275,662

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,199	*,e	Higher One Holdings, Inc	$113,528
18,964		IAC/InterActiveCorp	913,117
7,256	*	iGate Corp	141,202
1,300	*	Imperva, Inc	45,201
25,805	*	Informatica Corp	1,187,546
9,027	*	Infospace, Inc	100,471
3,336	*	Interactive Intelligence, Inc	98,946
12,252	*	Internap Network Services Corp	86,254
295,739		International Business Machines Corp	61,241,632
73,792		Intuit, Inc	4,277,722
10,788		j2 Global, Inc	278,654
22,069		Jack Henry & Associates, Inc	749,463
9,920	*	JDA Software Group, Inc	286,490
3,700	*,e	Jive Software, Inc	88,097
6,197	*	Kenexa Corp	202,456
3,270		Keynote Systems, Inc	60,168
9,032	*,e	KIT Digital, Inc	61,237
7,413	*	Knot, Inc	68,719
20,352		Lender Processing Services, Inc	540,346
15,974	*,e	Limelight Networks, Inc	43,769
2,177	*	LinkedIn Corp	236,096
14,429	*	Lionbridge Technologies	39,680
4,406	*	Liquidity Services, Inc	234,972
12,357	*	Liveperson, Inc	196,229
4,786	*	LogMeIn, Inc	172,344
3,894	*,e	LoopNet, Inc	74,648
4,794	*	Manhattan Associates, Inc	240,419
5,468		Mantech International Corp (Class A)	171,805
4,509	e	Marchex, Inc (Class B)	15,691
26,235		Mastercard, Inc (Class A)	11,865,303
8,152		MAXIMUS, Inc	360,726
22,602	*	Mentor Graphics Corp	326,599
19,998	*	Micros Systems, Inc	1,136,486
1,811,848		Microsoft Corp	58,015,372
1,873	*	MicroStrategy, Inc (Class A)	261,808
10,265		ModusLink Global Solutions, Inc	50,812
2,455	*	MoneyGram International, Inc	41,342
8,384	*	Monotype Imaging Holdings, Inc	118,969
38,043	*	Monster Worldwide, Inc	328,311
25,048	*,e	Motricity, Inc	25,799
9,308	*	Move, Inc	80,980
1,555	*	NCI, Inc (Class A)	7,713
8,768	*	Netscout Systems, Inc	181,410
7,687	*	NetSuite, Inc	341,149
18,655	*	NeuStar, Inc (Class A)	678,109
14,997		NIC, Inc	167,816
57,715	*	Nuance Communications, Inc	1,410,555
5,574	*,e	OpenTable, Inc	249,325
19,999	*	Openwave Systems, Inc	51,597
3,965		Opnet Technologies, Inc	91,829
938,187		Oracle Corp	27,573,315
27,974	*	Parametric Technology Corp	603,679

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

79,132		Paychex, Inc	$2,451,509
3,903	e	Pegasystems, Inc	145,153
5,657	*	Perficient, Inc	67,941
4,579	*	PRG-Schultz International, Inc	28,939
15,717	*	Progress Software Corp	363,691
5,040	*	PROS Holdings, Inc	99,238
1,541	*	QAD, Inc (Class A)	19,031
16,560	*	QLIK Technologies, Inc	477,094
11,530	*,e	Quepasa Corp	43,814
14,355	*	Quest Software, Inc	334,041
6,466	*	QuinStreet, Inc	67,958
25,415	*	Rackspace Hosting, Inc	1,476,357
2,832		RealNetworks, Inc	27,102
7,109	*,e	RealPage, Inc	129,028
46,544	*	Red Hat, Inc	2,774,488
2,219	*	Responsys, Inc	28,359
2,575	*,e	Rosetta Stone, Inc	26,935
28,658	*	Rovi Corp	819,619
6,629	*	Saba Software, Inc	64,434
69,332		SAIC, Inc	843,077
32,646	*	Salesforce.com, Inc	5,083,961
25,643		Sapient Corp	306,947
2,888	*	Sciquest, Inc	42,887
6,193	*	Seachange International, Inc	50,906
2,374	*,e	ServiceSource International LLC	39,361
4,340	*	Smith Micro Software, Inc	8,723
13,431	*	SolarWinds, Inc	630,048
17,613		Solera Holdings, Inc	791,528
6,680	*	Sourcefire, Inc	340,613
1,967	*	SPS Commerce, Inc	54,722
3,472	*	SRS Labs, Inc	33,088
5,910	*	SS&C Technologies Holdings, Inc	140,481
2,495		Stamps.com, Inc	72,430
12,281	*	SupportSoft, Inc	44,580
183,289	*	Symantec Corp	3,027,934
6,200	*	Synchronoss Technologies, Inc	194,060
36,261	*	Synopsys, Inc	1,088,193
3,616		Syntel, Inc	216,562
7,557	*	TA Indigo Holding Corp	35,216
17,294	*	Take-Two Interactive Software, Inc	243,845
2,400	*	Tangoe, Inc	49,152
3,417	*	TechTarget, Inc	25,422
11,663	*	TeleCommunication Systems, Inc (Class A)	22,510
3,861	*	TeleNav, Inc	26,139
5,942	*	TeleTech Holdings, Inc	90,021
41,652	*	Teradata Corp	2,906,477
15,977	*,e	THQ, Inc	10,823
40,585	*	TIBCO Software, Inc	1,335,247
28,064	*	TiVo, Inc	302,811
5,971	*	TNS, Inc	121,808
38,118		Total System Services, Inc	896,535
1,334	*,e	Travelzoo, Inc	34,631

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,530	*	Tyler Technologies, Inc	$300,824
6,061	*	Ultimate Software Group, Inc	467,667
10,147	*	Unisys Corp	189,343
20,798		United Online, Inc	98,583
18,480	*	Valueclick, Inc	391,406
6,341	*	Vasco Data Security International	49,396
25,078	*	VeriFone Systems, Inc	1,194,716
4,964	*	Verint Systems, Inc	150,111
40,137		VeriSign, Inc	1,650,032
10,493	e	VirnetX Holding Corp	260,646
3,541	*	Virtusa Corp	53,434
127,848		Visa, Inc (Class A)	15,722,747
9,439	*,e	VistaPrint Ltd	351,980
20,536	*	VMware, Inc (Class A)	2,294,282
4,129	*	Vocus, Inc	53,388
18,567	*,e	Wave Systems Corp	26,551
13,713	*,e	WebMD Health Corp (Class A)	311,971
9,373	*	Websense, Inc	194,396
6,828	*	Website Pros, Inc	88,423
154,910		Western Union Co	2,847,246
9,074	*	Wright Express Corp	579,103
296,706	*	Yahoo!, Inc	4,610,810
960	*,e	Zillow, Inc	33,475
15,565	*	Zix Corp	44,049
29,890	*,e	Zynga, Inc	249,283

		TOTAL SOFTWARE & SERVICES	356,234,623

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
9,862	*,e	3D Systems Corp	290,830
12,649	*,e	Acme Packet, Inc	355,057
15,186		Adtran, Inc	463,477
4,188	*	Agilysys, Inc	36,687
40,172		Amphenol Corp (Class A)	2,335,600
3,543	*	Anaren, Inc	63,916
6,827		Anixter International, Inc	468,196
225,566	*	Apple, Inc	131,784,679
29,049	*	Arris Group, Inc	375,604
28,414	*	Arrow Electronics, Inc	1,194,809
22,464	*,e	Aruba Networks, Inc	474,440
6,951	*	Avid Technology, Inc	60,404
36,885	*	Avnet, Inc	1,330,811
13,977		AVX Corp	177,508
4,664	*,e	AX Holding Corp	52,237
2,463		Bel Fuse, Inc (Class B)	43,817
14,259	*	Benchmark Electronics, Inc	226,433
4,210		Black Box Corp	95,188
11,875	*,e	Bookham, Inc	34,081
16,004	*	Brightpoint, Inc	97,944
111,138	*	Brocade Communications Systems, Inc	615,705
8,859	*,e	Calix Networks, Inc	70,518
9,410	*	Checkpoint Systems, Inc	103,134
22,563	*,e	Ciena Corp	334,384

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,343,146		Cisco Systems, Inc	$27,064,393
9,719		Cognex Corp	391,190
5,880	*	Coherent, Inc	309,288
1,554		Communications Systems, Inc	20,218
5,463		Comtech Telecommunications Corp	168,916
384,583		Corning, Inc	5,518,766
8,479	*	Cray, Inc	94,541
8,048		CTS Corp	86,355
8,107		Daktronics, Inc	65,991
3,533		DDi Corp	45,858
373,466	*	Dell, Inc	6,113,638
15,333		Diebold, Inc	604,887
5,935	*	Digi International, Inc	55,077
12,531	*	Dolby Laboratories, Inc (Class A)	491,591
13,249	*	Dot Hill Systems Corp	16,561
4,081	*	DTS, Inc	127,327
8,231	*	Echelon Corp	35,887
8,987	*	EchoStar Corp (Class A)	261,072
4,394		Electro Rent Corp	68,459
5,293		Electro Scientific Industries, Inc	75,478
10,947	*	Electronics for Imaging, Inc	195,404
10,180	*,e	eMagin Corp	31,660
501,599	*	EMC Corp	14,150,107
5,181	*,e	EMCORE Corp	23,418
20,658	*	Emulex Corp	179,311
21,592	*	Extreme Networks, Inc	82,697
20,069	*	F5 Networks, Inc	2,687,841
4,796	*	Fabrinet	80,669
3,830	*	FARO Technologies, Inc	214,403
9,085	*	FEI Co	455,794
21,249	*,e	Finisar Corp	351,033
38,953		Flir Systems, Inc	874,884
3,970	*,e	Fusion-io, Inc	101,831
5,250	*	Globecomm Systems, Inc	74,445
6,061	*	GSI Group, Inc	73,156
26,951	*	Harmonic, Inc	127,209
29,237		Harris Corp	1,331,453
14,207	*	Harris Stratex Networks, Inc (Class A)	36,228
486,227		Hewlett-Packard Co	12,038,981
4,526	*	Imation Corp	26,251
6,684	*	Immersion Corp	36,428
24,560	*,e	Infinera Corp	175,850
37,870	*	Ingram Micro, Inc (Class A)	736,950
10,957	*	Insight Enterprises, Inc	222,537
10,703	e	InterDigital, Inc	296,687
13,943	*	Intermec, Inc	74,177
5,347	*	Intevac, Inc	43,097
2,400	*,e	InvenSense, Inc	38,592
7,404	*	IPG Photonics Corp	358,354
9,140	*	Itron, Inc	372,912
9,060	*	Ixia	114,156
48,287		Jabil Circuit, Inc	1,132,330

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

53,505	*	JDS Uniphase Corp	$650,086
128,221	*	Juniper Networks, Inc	2,747,776
12,417	*	Kemet Corp	105,669
3,489	*	KVH Industries, Inc	34,820
3,845	*	LeCroy Corp	39,757
18,743		Lexmark International, Inc (Class A)	564,164
5,333		Littelfuse, Inc	334,219
2,574		Loral Space & Communications, Inc	159,717
6,556	*,e	Maxwell Technologies, Inc	62,348
3,508	*	Measurement Specialties, Inc	125,341
6,850	*	Mercury Computer Systems, Inc	90,420
1,710	*,e	Meru Networks, Inc	4,856
8,663		Methode Electronics, Inc	73,202
2,356	*,e	Microvision, Inc	4,382
31,726	e	Molex, Inc	875,320
63,886	*	Motorola Mobility Holdings, Inc	2,480,055
64,649		Motorola, Inc	3,299,038
3,658		MTS Systems Corp	175,474
2,112	*	Multi-Fineline Electronix, Inc	55,947
21,291		National Instruments Corp	579,115
39,919	*	NCR Corp	938,097
3,652	*,e	NeoPhotonics Corp Ltd	17,274
88,990	*	NetApp, Inc	3,455,482
8,596	*	Netgear, Inc	330,946
8,787	*	Newport Corp	149,994
7,784	*	Novatel Wireless, Inc	22,496
1,515	*,e	Numerex Corp	14,362
17,887	*,e	OCZ Technology Group, Inc	105,533
4,577	*	Oplink Communications, Inc	72,500
12,918	*	OpNext, Inc	15,372
4,464	*	OSI Systems, Inc	298,463
4,855		Park Electrochemical Corp	140,067
2,182		PC Connection, Inc	17,500
11,316		Plantronics, Inc	433,629
8,340	*	Plexus Corp	269,966
41,460	*	Polycom, Inc	550,174
16,094	*	Power-One, Inc	68,882
29,969	*,e	Powerwave Technologies, Inc	33,865
3,378	*	Procera Networks, Inc	70,127
24,603	*	QLogic Corp	424,402
407,741		Qualcomm, Inc	26,030,185
53,007	*	Quantum Corp	126,157
7,279	*,e	Rackable Systems, Inc	68,714
4,550	*	Radisys Corp	28,893
9,664	*,e	RealD, Inc	116,741
3,297		Richardson Electronics Ltd	41,575
2,264		Rimage Corp	20,580
36,191	*	Riverbed Technology, Inc	714,048
6,666	*	Rofin-Sinar Technologies, Inc	167,983
3,746	*	Rogers Corp	143,434
57,271	*	SanDisk Corp	2,119,600
18,915	*	Sanmina-SCI Corp	168,344

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,324	*	Scansource, Inc	$208,439
9,086	*,e	SCM Microsystems, Inc	18,717
11,060	*	ShoreTel, Inc	52,977
49,514	*	Sonus Networks, Inc	140,125
10,905	*,e	STEC, Inc	90,402
4,959	*,e	Stratasys, Inc	253,950
6,295	*	Super Micro Computer, Inc	111,107
4,680		Sycamore Networks, Inc	72,961
10,138	*	Symmetricom, Inc	56,367
7,552	*,e	Synaptics, Inc	231,922
6,788	*	SYNNEX Corp	258,555
10,189	*	Tech Data Corp	548,066
9,755		Technitrol, Inc	19,998
85,352		Tellabs, Inc	321,777
29,803	*	Trimble Navigation Ltd	1,613,534
12,203	*	TTM Technologies, Inc	126,057
2,000	*,e	Ubiquiti Networks, Inc	66,040
9,099	*,e	Universal Display Corp	409,182
2,612	*,e	Veraz Networks, Inc	2,560
8,507	*	Viasat, Inc	410,888
624	*	Viasystems Group, Inc	13,909
34,074	*	Vishay Intertechnology, Inc	382,310
2,879	*	Vishay Precision Group, Inc	41,688
8,226	*	Westell Technologies, Inc	18,755
56,201	*	Western Digital Corp	2,181,161
339,273		Xerox Corp	2,639,544
6,180	*	X-Rite, Inc	34,237
6,647		Xyratex Ltd	96,514
12,801	*	Zebra Technologies Corp (Class A)	496,551
3,725	*	Zygo Corp	73,718

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	280,068,899

TELECOMMUNICATION SERVICES - 2.5%
14,596	*,e	8x8, Inc	60,281
6,048		AboveNet, Inc	503,012
10,605	e	Alaska Communications Systems Group, Inc	27,149
1,446,523		AT&T, Inc	47,605,072
2,198		Atlantic Tele-Network, Inc	74,864
6,553	*	Cbeyond Communications, Inc	42,136
148,733		CenturyTel, Inc	5,735,144
46,695	*	Cincinnati Bell, Inc	177,441
45,189	*,e	Clearwire Corp (Class A)	66,202
10,775	*	Cogent Communications Group, Inc	201,816
6,123	e	Consolidated Communications Holdings, Inc	118,480
69,904	*	Crown Castle International Corp	3,957,264
5,050	*,e	Fairpoint Communications, Inc	23,382
234,323	e	Frontier Communications Corp	946,665
9,708	*	General Communication, Inc (Class A)	73,781
22,704	*,e	Globalstar, Inc	12,033
3,126		HickoryTech Corp	31,041
3,264		IDT Corp (Class B)	27,483
7,190	*	inContact, Inc	39,186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,223	*	Iridium Communications, Inc	$89,860
14,393	*,e	Leap Wireless International, Inc	80,745
37,522	*	Level 3 Communications, Inc	865,257
5,391		Lumos Networks Corp	48,735
65,672	*	MetroPCS Communications, Inc	479,406
7,368	*	Neutral Tandem, Inc	85,616
42,881	*	NII Holdings, Inc (Class B)	600,120
5,981		NTELOS Holdings Corp	120,936
5,659	*	Orbcomm, Inc	18,448
12,259	*	Premiere Global Services, Inc	109,718
27,523	*	SBA Communications Corp (Class A)	1,479,086
5,565		Shenandoah Telecom Co	62,050
726,317	*	Sprint Nextel Corp	1,801,266
3,293		SureWest Communications	74,356
23,102		Telephone & Data Systems, Inc	561,148
9,929	*,e	Towerstream Corp	45,574
35,326	*	tw telecom inc (Class A)	769,400
3,738	*	US Cellular Corp	146,604
5,178		USA Mobility, Inc	66,900
691,156		Verizon Communications, Inc	27,908,879
32,657	*	Vonage Holdings Corp	66,620
136,416		Windstream Corp	1,533,317

		TOTAL TELECOMMUNICATION SERVICES	96,736,473

TRANSPORTATION - 1.8%
12,617	*	Air Transport Services Group, Inc	66,870
18,294	*	Alaska Air Group, Inc	618,337
9,754		Alexander & Baldwin, Inc	499,015
4,433	*	Allegiant Travel Co	260,483
2,028		Amerco, Inc	203,692
5,976		Arkansas Best Corp	91,672
6,167	*	Atlas Air Worldwide Holdings, Inc	283,990
24,700	*	Avis Budget Group, Inc	325,052
9,698	e	Baltic Trading Ltd	45,096
4,720		Celadon Group, Inc	73,774
40,484		CH Robinson Worldwide, Inc	2,418,514
13,079		Con-Way, Inc	425,068
8,235		Copa Holdings S.A. (Class A)	669,588
1,382	*,e	Covenant Transportation Group, Inc	4,574
253,928		CSX Corp	5,665,134
206,829	*	Delta Air Lines, Inc	2,266,845
6,820	*	Dollar Thrifty Automotive Group, Inc	551,465
26,016	*,e	Eagle Bulk Shipping, Inc	42,666
36,189	*,e	Excel Maritime Carriers Ltd	67,673
51,073		Expeditors International Washington, Inc	2,042,920
76,229		FedEx Corp	6,726,448
6,886		Forward Air Corp	232,609
6,987	*,e	Genco Shipping & Trading Ltd	37,380
9,305	*	Genesee & Wyoming, Inc (Class A)	501,633
11,832	*	Hawaiian Holdings, Inc	66,969
11,857		Heartland Express, Inc	163,982
57,791	*	Hertz Global Holdings, Inc	890,559

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,630	*	Hub Group, Inc (Class A)	$302,050
1,270		International Shipholding Corp	26,873
22,419		J.B. Hunt Transport Services, Inc	1,240,443
66,164	*,e	JetBlue Airways Corp	314,279
26,548		Kansas City Southern Industries, Inc	2,044,727
13,577	*	Kirby Corp	901,106
14,376		Knight Transportation, Inc	236,054
12,311		Landstar System, Inc	659,500
3,640		Marten Transport Ltd	76,695
80,926		Norfolk Southern Corp	5,901,932
12,308	*	Old Dominion Freight Line	547,337
8,204	*	Pacer International, Inc	49,306
1,951	*	Park-Ohio Holdings Corp	42,122
911	*	Patriot Transportation Holding, Inc	20,015
3,540	*	Quality Distribution, Inc	39,542
5,014	*	RailAmerica, Inc	116,225
11,311	*,e	Republic Airways Holdings, Inc	57,573
2,136	*	Roadrunner Transportation Services Holdings, Inc	37,060
12,098		Ryder System, Inc	589,415
3,730	*	Saia, Inc	70,049
12,342		Skywest, Inc	110,955
186,486		Southwest Airlines Co	1,544,104
4,942	*	Spirit Airlines, Inc	118,707
24,679	*	Swift Transportation Co, Inc	258,883
80,680	*	UAL Corp	1,768,506
3,322	*,e	Ultrapetrol Bahamas Ltd	6,345
119,445		Union Pacific Corp	13,430,395
178,803		United Parcel Service, Inc (Class B)	13,971,667
1,485		Universal Truckload Services, Inc	23,166
38,604	*	US Airways Group, Inc	396,077
24,041		UTI Worldwide, Inc	400,763
10,296		Werner Enterprises, Inc	243,192
4,930	*	Wesco Aircraft Holdings, Inc	77,845
2,407	*,e	Zipcar, Inc	29,004

		TOTAL TRANSPORTATION	70,893,920

UTILITIES - 3.5%
154,552	*	AES Corp	1,934,991
27,847		AGL Resources, Inc	1,098,007
8,685		Allete, Inc	357,909
27,191		Alliant Energy Corp	1,230,121
56,712		Ameren Corp	1,859,586
117,774		American Electric Power Co, Inc	4,574,342
4,383		American States Water Co	159,717
41,843		American Water Works Co, Inc	1,432,703
34,858		Aqua America, Inc	791,625
1,522	e	Artesian Resources Corp	29,055
30,198	e	Atlantic Power Corp	431,227
22,192		Atmos Energy Corp	723,015
13,530		Avista Corp	357,733
11,097		Black Hills Corp	366,312
2,819	*,e	Cadiz, Inc	23,764

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,806		California Water Service Group	$177,587
90,985	*	Calpine Corp	1,705,969
100,112		Centerpoint Energy, Inc	2,023,264
4,620	e	Central Vermont Public Service Corp	162,855
4,533		CH Energy Group, Inc	297,455
2,233		Chesapeake Utilities Corp	93,831
15,604		Cleco Corp	636,643
59,412		CMS Energy Corp	1,365,882
1,994		Connecticut Water Service, Inc	55,334
71,369		Consolidated Edison, Inc	4,242,887
3,410		Consolidated Water Co, Inc	24,450
140,700		Dominion Resources, Inc	7,343,133
41,826		DTE Energy Co	2,358,150
323,727		Duke Energy Corp	6,937,470
79,614		Edison International	3,503,812
11,350		El Paso Electric Co	347,764
9,813		Empire District Electric Co	201,363
43,269		Entergy Corp	2,836,716
204,345		Exelon Corp	7,971,498
101,241		FirstEnergy Corp	4,740,104
3,274		Genie Energy Ltd	27,240
31,973		Great Plains Energy, Inc	652,889
24,373		Hawaiian Electric Industries, Inc	646,859
12,841		Idacorp, Inc	523,142
19,352		Integrys Energy Group, Inc	1,057,393
12,683		ITC Holdings Corp	982,425
6,510		Laclede Group, Inc	256,364
44,297		MDU Resources Group, Inc	1,016,173
6,531		MGE Energy, Inc	298,728
3,647		Middlesex Water Co	67,688
19,421		National Fuel Gas Co	919,002
10,731		New Jersey Resources Corp	464,008
103,391		NextEra Energy, Inc	6,653,211
65,867		NiSource, Inc	1,623,622
76,296		Northeast Utilities	2,805,404
7,325		Northwest Natural Gas Co	334,753
8,515		NorthWestern Corp	302,453
56,757	*	NRG Energy, Inc	964,869
55,524		NV Energy, Inc	924,475
23,873		OGE Energy Corp	1,288,187
25,758		Oneok, Inc	2,212,354
4,216	e	Ormat Technologies, Inc	83,350
8,452		Otter Tail Corp	185,606
53,110		Pepco Holdings, Inc	1,004,841
102,052		PG&E Corp	4,508,657
18,796		Piedmont Natural Gas Co, Inc	572,902
26,678		Pinnacle West Capital Corp	1,289,881
20,398		PNM Resources, Inc	382,666
17,731		Portland General Electric Co	457,992
139,737		PPL Corp	3,821,807
72,183		Progress Energy, Inc	3,841,579
122,027		Public Service Enterprise Group, Inc	3,801,141

TIAA-CREF FUNDS - Equity Index Fund

				MATURITY
SHARES		COMPANY	RATE	DATE	VALUE

41,729		Questar Corp			$824,148
181,548	*	RRI Energy, Inc			386,697
28,183		SCANA Corp			1,299,800
58,372		Sempra Energy			3,779,003
3,305		SJW Corp			79,651
7,932		South Jersey Industries, Inc			390,651
209,200		Southern Co			9,610,647
10,760		Southwest Gas Corp			452,135
50,582		TECO Energy, Inc			911,488
26,360		UGI Corp			769,185
13,308		UIL Holdings Corp			457,396
8,629		Unisource Energy Corp			314,096
4,387		Unitil Corp			116,080
21,279		Vectren Corp			626,667
28,898		Westar Energy, Inc			829,084
13,261		WGL Holdings, Inc			531,899
57,812		Wisconsin Energy Corp			2,129,794
118,478		Xcel Energy, Inc			3,206,015
2,976		York Water Co			51,991

		TOTAL UTILITIES			133,134,362

		TOTAL COMMON STOCKS			3,800,659,331

		(Cost $3,183,456,568)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
2,156	e,m	Magnum Hunter Resources Corp			0

		TOTAL ENERGY			0

		TOTAL RIGHTS / WARRANTS			0

		(Cost $0)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.5%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,200,000		Federal Home Loan Bank (FHLB)	0.030%	05/01/12	5,200,000

					5,200,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
		TIAA-CREF Short Term Lending Portfolio of the State Street
89,783,632	c	Navigator Securities Lending Trust			89,783,632

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			89,783,632

		TOTAL SHORT-TERM INVESTMENTS			94,983,632

		(Cost $94,983,632)

		TOTAL INVESTMENTS - 102.2%			3,895,642,963
		(Cost $3,278,440,200)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%			(83,947,060)

		NET ASSETS - 100.0%			$3,811,695,903

TIAA-CREF FUNDS - Equity Index Fund

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $86,522,540.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.7%
12,526	*	BorgWarner, Inc	$990,055
433,781		Ford Motor Co	4,893,050
27,666	*	Goodyear Tire & Rubber Co	303,773
26,430		Harley-Davidson, Inc	1,383,082
77,644		Johnson Controls, Inc	2,482,278

		TOTAL AUTOMOBILES & COMPONENTS	10,052,238

BANKS - 3.0%
79,550		BB&T Corp	2,548,782
22,540		Comerica, Inc	721,731
106,445		Fifth Third Bancorp	1,514,712
30,130		First Horizon National Corp	276,593
60,690		Hudson City Bancorp, Inc	428,471
98,411		Huntington Bancshares, Inc	658,370
108,440		Keycorp	871,858
14,670		M&T Bank Corp	1,265,581
41,009		People’s United Financial, Inc	506,051
60,205		PNC Financial Services Group, Inc	3,992,796
145,021		Regions Financial Corp	977,441
61,098		SunTrust Banks, Inc	1,483,459
218,108		US Bancorp	7,016,534
601,956		Wells Fargo & Co	20,123,389
21,207		Zions Bancorporation	432,411

		TOTAL BANKS	42,818,179

CAPITAL GOODS - 8.1%
79,274		3M Co	7,083,925
85,113		Boeing Co	6,536,678
73,910		Caterpillar, Inc	7,595,731
17,980		Cooper Industries plc	1,125,008
21,921		Cummins, Inc	2,539,109
65,656		Danaher Corp	3,559,868
45,855		Deere & Co	3,776,618
21,086		Dover Corp	1,321,249
38,529		Eaton Corp	1,856,327
83,816		Emerson Electric Co	4,403,693
34,038		Fastenal Co	1,593,659
6,338		Flowserve Corp	728,426
19,303		Fluor Corp	1,114,748
40,695		General Dynamics Corp	2,746,913
1,207,895		General Electric Co	23,650,584
14,322		Goodrich Corp	1,796,838
88,492		Honeywell International, Inc	5,367,925
55,204		Illinois Tool Works, Inc	3,167,605

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

33,913		Ingersoll-Rand plc	$1,441,981
14,465	*	Jacobs Engineering Group, Inc	634,001
12,023		Joy Global, Inc	850,868
11,391		L-3 Communications Holdings, Inc	837,694
30,583		Lockheed Martin Corp	2,768,985
40,850		Masco Corp	538,403
28,826		Northrop Grumman Corp	1,824,109
40,730		Paccar, Inc	1,749,761
13,433		Pall Corp	800,741
17,188		Parker Hannifin Corp	1,507,216
16,618		Precision Castparts Corp	2,930,917
24,101	*	Quanta Services, Inc	533,114
38,780		Raytheon Co	2,099,549
16,414		Rockwell Automation, Inc	1,269,459
16,993		Rockwell Collins, Inc	949,739
11,002		Roper Industries, Inc	1,121,104
6,599		Snap-On, Inc	412,701
19,538		Stanley Works	1,429,400
31,828		Textron, Inc	847,898
52,599		Tyco International Ltd	2,952,382
103,888		United Technologies Corp	8,481,416
6,951		W.W. Grainger, Inc	1,444,557
21,050		Xylem, Inc	586,874

		TOTAL CAPITAL GOODS	117,977,773

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
12,035		Avery Dennison Corp	384,879
12,551		Cintas Corp	491,623
5,269		Dun & Bradstreet Corp	409,823
13,937		Equifax, Inc	638,593
19,520		Iron Mountain, Inc	592,822
22,656	e	Pitney Bowes, Inc	388,097
21,039	e	R.R. Donnelley & Sons Co	263,198
35,819		Republic Services, Inc	980,366
16,222		Robert Half International, Inc	483,416
9,691	*	Stericycle, Inc	839,241
52,639		Waste Management, Inc	1,800,254

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,272,312

CONSUMER DURABLES & APPAREL - 1.0%
32,834		Coach, Inc	2,402,136
31,764		DR Horton, Inc	519,341
6,200	*	Fossil, Inc	810,154
7,975		Harman International Industries, Inc	395,401
13,348		Hasbro, Inc	490,405
15,851		Leggett & Platt, Inc	345,076
19,406		Lennar Corp (Class A)	538,322
38,868		Mattel, Inc	1,305,965
32,976		Newell Rubbermaid, Inc	600,163
41,899		Nike, Inc (Class B)	4,687,241
37,741	*	Pulte Homes, Inc	371,372
7,363		Ralph Lauren Corp	1,268,424

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

9,923		VF Corp	$1,508,792
8,727		Whirlpool Corp	558,703

		TOTAL CONSUMER DURABLES & APPAREL	15,801,495

CONSUMER SERVICES - 2.1%
12,642	*	Apollo Group, Inc (Class A)	445,251
51,471		Carnival Corp	1,672,293
3,561	*	Chipotle Mexican Grill, Inc (Class A)	1,474,788
14,648		Darden Restaurants, Inc	733,572
6,813		DeVry, Inc	219,038
33,546		H&R Block, Inc	493,126
33,859		International Game Technology	527,523
30,416		Marriott International, Inc (Class A)	1,188,962
116,264		McDonald’s Corp	11,329,927
85,987		Starbucks Corp	4,933,934
21,975		Starwood Hotels & Resorts Worldwide, Inc	1,300,920
16,856		Wyndham Worldwide Corp	848,531
9,013		Wynn Resorts Ltd	1,202,334
52,541		Yum! Brands, Inc	3,821,307

		TOTAL CONSUMER SERVICES	30,191,506

DIVERSIFIED FINANCIALS - 6.3%
115,830		American Express Co	6,974,124
25,740		Ameriprise Financial, Inc	1,395,365
1,227,400		Bank of America Corp	9,954,214
137,480		Bank of New York Mellon Corp	3,251,402
11,422		BlackRock, Inc	2,188,227
63,486		Capital One Financial Corp	3,522,203
124,601		Charles Schwab Corp	1,781,794
334,300		Citigroup, Inc	11,045,272
7,579		CME Group, Inc	2,014,650
60,462		Discover Financial Services	2,049,662
28,961	*	E*Trade Financial Corp	307,856
10,392	e	Federated Investors, Inc (Class B)	229,455
16,263		Franklin Resources, Inc	2,041,169
56,487		Goldman Sachs Group, Inc	6,504,478
8,333	*	IntercontinentalExchange, Inc	1,108,623
51,569		Invesco Ltd	1,280,974
435,762		JPMorgan Chase & Co	18,729,051
13,973		Legg Mason, Inc	364,276
22,585		Leucadia National Corp	561,463
22,255		Moody’s Corp	911,342
173,857		Morgan Stanley	3,004,249
13,802	*	Nasdaq Stock Market, Inc	339,115
27,543		Northern Trust Corp	1,310,771
29,463		NYSE Euronext	758,672
58,183		SLM Corp	862,854
37,000		SPDR Trust Series 1	5,171,490
55,661		State Street Corp	2,572,652
29,131		T Rowe Price Group, Inc	1,838,603

		TOTAL DIVERSIFIED FINANCIALS	92,074,006

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 11.1%
23,846	*	Alpha Natural Resources, Inc	$384,636
56,883		Anadarko Petroleum Corp	4,164,405
43,860		Apache Corp	4,207,928
50,312		Baker Hughes, Inc	2,219,262
24,017		Cabot Oil & Gas Corp	843,957
28,312	*	Cameron International Corp	1,450,990
75,413		Chesapeake Energy Corp	1,390,616
225,679		Chevron Corp	24,048,354
146,072		ConocoPhillips	10,463,137
25,808		Consol Energy, Inc	857,858
44,374	*	Denbury Resources, Inc	844,881
46,112		Devon Energy Corp	3,220,923
7,959	e	Diamond Offshore Drilling, Inc	545,590
88,052		El Paso Corp	2,612,503
30,706		EOG Resources, Inc	3,371,826
16,934		Equitable Resources, Inc	843,652
538,050	d	Exxon Mobil Corp	46,455,237
27,166	*	FMC Technologies, Inc	1,276,802
105,289		Halliburton Co	3,602,990
11,900		Helmerich & Payne, Inc	611,541
34,354		Hess Corp	1,791,218
80,317		Marathon Oil Corp	2,356,501
39,653		Marathon Petroleum Corp	1,649,961
22,011		Murphy Oil Corp	1,209,945
32,752	*	Nabors Industries Ltd	545,321
48,412		National Oilwell Varco, Inc	3,667,693
15,091	*	Newfield Exploration Co	541,767
28,903		Noble Corp	1,100,048
20,238		Noble Energy, Inc	2,010,038
92,576		Occidental Petroleum Corp	8,444,783
30,982		Peabody Energy Corp	963,850
14,169		Pioneer Natural Resources Co	1,641,054
20,482		Questar Market Resources, Inc	631,050
18,193		Range Resources Corp	1,212,745
14,293	*	Rowan Cos, Inc	493,537
152,245		Schlumberger Ltd	11,287,444
40,279	*	Southwestern Energy Co	1,272,011
74,953		Spectra Energy Corp	2,304,055
12,129		Sunoco, Inc	597,838
16,348	*	Tesoro Corp	380,091
63,313		Valero Energy Corp	1,563,831
67,951		Williams Cos, Inc	2,312,373
22,682	*	WPX Energy, Inc	398,523

		TOTAL ENERGY	161,792,765

FOOD & STAPLES RETAILING - 2.2%
49,583		Costco Wholesale Corp	4,371,733
148,649		CVS Corp	6,632,718
65,373		Kroger Co	1,521,230
31,007	e	Safeway, Inc	630,372

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

66,775		Sysco Corp	$1,929,798
99,677		Walgreen Co	3,494,676
199,370		Wal-Mart Stores, Inc	11,744,887
18,474		Whole Foods Market, Inc	1,534,635

		TOTAL FOOD & STAPLES RETAILING	31,860,049

FOOD, BEVERAGE & TOBACCO - 6.3%
233,488		Altria Group, Inc	7,520,648
75,493		Archer Daniels Midland Co	2,327,449
17,706		Beam, Inc	1,005,347
11,338		Brown-Forman Corp (Class B)	979,036
20,462	e	Campbell Soup Co	692,229
258,350		Coca-Cola Co	19,717,272
34,264		Coca-Cola Enterprises, Inc	1,032,032
47,143		ConAgra Foods, Inc	1,217,232
19,967	*	Constellation Brands, Inc (Class A)	431,287
20,756	*	Dean Foods Co	254,884
24,194		Dr Pepper Snapple Group, Inc	981,792
73,519		General Mills, Inc	2,859,154
36,501		H.J. Heinz Co	1,945,868
17,519		Hershey Co	1,173,948
15,845		Hormel Foods Corp	460,456
12,937		J.M. Smucker Co	1,030,173
28,117		Kellogg Co	1,421,877
201,826		Kraft Foods, Inc (Class A)	8,046,803
15,058		Lorillard, Inc	2,037,197
15,146		McCormick & Co, Inc	846,813
23,167		Mead Johnson Nutrition Co	1,982,169
17,915		Molson Coors Brewing Co (Class B)	744,906
179,284		PepsiCo, Inc	11,832,744
196,554		Philip Morris International, Inc	17,593,549
38,129		Reynolds American, Inc	1,556,807
67,183		Sara Lee Corp	1,480,713
33,387		Tyson Foods, Inc (Class A)	609,313

		TOTAL FOOD, BEVERAGE & TOBACCO	91,781,698

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
39,953		Aetna, Inc	1,759,530
29,398		AmerisourceBergen Corp	1,093,900
9,555		Bard (C.R.), Inc	945,563
63,945		Baxter International, Inc	3,543,192
23,973		Becton Dickinson & Co	1,880,682
168,564	*	Boston Scientific Corp	1,055,211
39,290		Cardinal Health, Inc	1,660,788
25,362	*	CareFusion Corp	657,129
16,651	*	Cerner Corp	1,350,230
33,040		Cigna Corp	1,527,439
15,800		Coventry Health Care, Inc	473,842
55,139		Covidien plc	3,045,327
10,691	*	DaVita, Inc	947,009
16,063		Dentsply International, Inc	659,547
12,975	*	Edwards Lifesciences Corp	1,076,536

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

91,165	*	Express Scripts Holding Co	$5,086,095
18,708		Humana, Inc	1,509,362
4,456	*	Intuitive Surgical, Inc	2,576,459
11,114	*	Laboratory Corp of America Holdings	976,810
28,013		McKesson Corp	2,560,668
118,758		Medtronic, Inc	4,536,556
10,081		Patterson Cos, Inc	343,661
18,051		Quest Diagnostics, Inc	1,041,362
36,884		St. Jude Medical, Inc	1,428,149
36,956		Stryker Corp	2,016,689
45,771	*	Tenet Healthcare Corp	237,552
119,268		UnitedHealth Group, Inc	6,696,898
12,827	*	Varian Medical Systems, Inc	813,488
38,194		WellPoint, Inc	2,590,317
20,382		Zimmer Holdings, Inc	1,282,639

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	55,372,630

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
49,382		Avon Products, Inc	1,066,651
14,838		Clorox Co	1,040,144
54,734		Colgate-Palmolive Co	5,415,382
25,838		Estee Lauder Cos (Class A)	1,688,514
44,924		Kimberly-Clark Corp	3,525,186
314,424		Procter & Gamble Co	20,009,943

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	32,745,820

INSURANCE - 3.6%
38,473		ACE Ltd	2,922,794
53,807		Aflac, Inc	2,423,467
56,849		Allstate Corp	1,894,777
61,873	*	American International Group, Inc	2,105,538
37,302		Aon plc	1,932,244
9,961		Assurant, Inc	401,827
200,968	*	Berkshire Hathaway, Inc (Class B)	16,167,876
30,936		Chubb Corp	2,260,493
18,564		Cincinnati Financial Corp	661,250
54,124	*	Genworth Financial, Inc (Class A)	325,285
50,190		Hartford Financial Services Group, Inc	1,031,404
33,217		Lincoln National Corp	822,785
34,716		Loews Corp	1,427,869
61,481		Marsh & McLennan Cos, Inc	2,056,539
121,010		Metlife, Inc	4,359,990
34,759		Principal Financial Group	961,782
70,346		Progressive Corp	1,498,370
53,633		Prudential Financial, Inc	3,246,942
11,469		Torchmark Corp	558,655
44,849		Travelers Cos, Inc	2,884,688
33,356		UnumProvident Corp	791,871
36,570		XL Capital Ltd	786,621

		TOTAL INSURANCE	51,523,067

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.4%
24,256		Air Products & Chemicals, Inc	$2,073,645
7,771		Airgas, Inc	712,135
121,565		Alcoa, Inc	1,182,827
12,641		Allegheny Technologies, Inc	542,805
18,325		Ball Corp	765,252
11,726		Bemis Co, Inc	379,805
7,467		CF Industries Holdings, Inc	1,441,579
16,274		Cleveland-Cliffs, Inc	1,013,219
135,282		Dow Chemical Co	4,583,354
106,400		Du Pont (E.I.) de Nemours & Co	5,688,144
15,738		Eastman Chemical Co	849,380
33,236		Ecolab, Inc	2,116,801
8,028		FMC Corp	886,693
108,174		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,143,064
9,240		International Flavors & Fragrances, Inc	556,340
49,718		International Paper Co	1,656,107
19,475		MeadWestvaco Corp	619,694
61,105		Monsanto Co	4,654,979
34,326		Mosaic Co	1,813,099
56,490		Newmont Mining Corp	2,691,748
36,028		Nucor Corp	1,412,658
18,747	*	Owens-Illinois, Inc	435,868
17,346		PPG Industries, Inc	1,825,493
34,056		Praxair, Inc	3,940,279
21,848		Sealed Air Corp	419,044
9,797		Sherwin-Williams Co	1,178,383
13,670		Sigma-Aldrich Corp	969,203
9,489		Titanium Metals Corp	140,153
15,827	e	United States Steel Corp	448,379
14,658		Vulcan Materials Co	627,509

		TOTAL MATERIALS	49,767,639

MEDIA - 3.2%
25,071		Cablevision Systems Corp (Class A)	371,552
74,054		CBS Corp (Class B)	2,469,701
307,786		Comcast Corp (Class A)	9,335,149
77,178	*	DIRECTV	3,802,560
29,506	*	Discovery Communications, Inc (Class A)	1,605,717
27,581		Gannett Co, Inc	381,170
50,610		Interpublic Group of Cos, Inc	597,704
31,625		McGraw-Hill Cos, Inc	1,555,001
245,651		News Corp (Class A)	4,814,760
31,130		Omnicom Group, Inc	1,597,280
11,176		Scripps Networks Interactive (Class A)	561,259
35,839		Time Warner Cable, Inc	2,883,248
110,655		Time Warner, Inc	4,145,136
61,647		Viacom, Inc (Class B)	2,859,804
204,585		Walt Disney Co	8,819,659
576	e	Washington Post Co (Class B)	217,826

		TOTAL MEDIA	46,017,526

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
179,478		Abbott Laboratories	$11,138,405
40,071		Agilent Technologies, Inc	1,690,195
34,742		Allergan, Inc	3,335,232
90,329		Amgen, Inc	6,423,295
27,247	*	Biogen Idec, Inc	3,651,371
192,673		Bristol-Myers Squibb Co	6,429,498
50,082	*	Celgene Corp	3,651,979
116,540		Eli Lilly & Co	4,823,591
30,384	*	Forest Laboratories, Inc	1,058,275
86,567	*	Gilead Sciences, Inc	4,502,350
18,696	*	Hospira, Inc	656,603
313,359		Johnson & Johnson	20,396,537
20,281	*	Life Technologies Corp	940,227
347,469		Merck & Co, Inc	13,634,684
48,529	*	Mylan Laboratories, Inc	1,053,565
12,855		PerkinElmer, Inc	354,798
10,636		Perrigo Co	1,115,716
860,540		Pfizer, Inc	19,732,182
41,743		Thermo Electron Corp	2,322,998
10,221	*	Waters Corp	859,688
14,464	*	Watson Pharmaceuticals, Inc	1,090,007

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	108,861,196

REAL ESTATE - 2.1%
52,115		AMB Property Corp	1,864,675
44,898		American Tower Corp	2,944,411
14,109		Apartment Investment & Management Co (Class A)	383,059
11,007		AvalonBay Communities, Inc	1,600,418
17,036		Boston Properties, Inc	1,844,147
37,348	*	CBRE Group, Inc	702,516
34,195		Equity Residential	2,100,941
46,617		HCP, Inc	1,932,275
24,241		Health Care REIT, Inc	1,373,495
80,698		Host Marriott Corp	1,342,815
47,513		Kimco Realty Corp	922,227
18,436		Plum Creek Timber Co, Inc	775,049
16,219		Public Storage, Inc	2,323,534
34,952		Simon Property Group, Inc	5,438,531
33,191		Ventas, Inc	1,951,299
20,982		Vornado Realty Trust	1,801,095
60,792		Weyerhaeuser Co	1,237,725

		TOTAL REAL ESTATE	30,538,212

RETAILING - 4.1%
9,750		Abercrombie & Fitch Co (Class A)	489,157
41,553	*	Amazon.com, Inc	9,636,141
4,847	*,e	Autonation, Inc	167,609
3,110	*	Autozone, Inc	1,232,058
27,015	*	Bed Bath & Beyond, Inc	1,901,586
32,350		Best Buy Co, Inc	713,964
7,481	*	Big Lots, Inc	274,104
25,749	*	Carmax, Inc	794,872

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

13,575	*	Dollar Tree, Inc	$1,380,035
10,667	e	Expedia, Inc	454,734
13,420		Family Dollar Stores, Inc	906,521
15,797	e	GameStop Corp (Class A)	359,540
37,854		Gap, Inc	1,078,839
17,773		Genuine Parts Co	1,151,335
175,958		Home Depot, Inc	9,112,865
16,226		JC Penney Co, Inc	585,110
28,852		Kohl’s Corp	1,446,351
27,988		Limited Brands, Inc	1,391,004
141,627		Lowe’s Companies, Inc	4,457,002
47,250		Macy’s, Inc	1,938,195
6,315	*,e	NetFlix, Inc	506,084
18,411		Nordstrom, Inc	1,028,438
14,530	*	O’Reilly Automotive, Inc	1,532,334
5,695	*	Priceline.com, Inc	4,332,870
26,093		Ross Stores, Inc	1,607,068
4,266	*,e	Sears Holdings Corp	229,425
79,534		Staples, Inc	1,224,823
76,645		Target Corp	4,440,811
14,437		Tiffany & Co	988,357
86,072		TJX Companies, Inc	3,590,063
10,950	*,e	TripAdvisor, Inc	410,734
12,839	*	Urban Outfitters, Inc	371,817

		TOTAL RETAILING	59,733,846

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
66,785	*	Advanced Micro Devices, Inc	491,538
36,491		Altera Corp	1,297,985
33,931		Analog Devices, Inc	1,322,630
147,324		Applied Materials, Inc	1,766,415
55,925		Broadcom Corp (Class A)	2,046,855
6,574	*,e	First Solar, Inc	120,962
570,297		Intel Corp	16,196,435
18,937		Kla-Tencor Corp	987,564
26,102		Linear Technology Corp	853,796
64,997	*	LSI Logic Corp	522,576
21,905	e	Microchip Technology, Inc	774,123
112,898	*	Micron Technology, Inc	743,998
7,698	*	Novellus Systems, Inc	359,881
71,125	*	Nvidia Corp	924,625
20,898	*	Teradyne, Inc	359,654
130,673		Texas Instruments, Inc	4,173,696
30,527		Xilinx, Inc	1,110,572

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	34,053,305

SOFTWARE & SERVICES - 9.6%
73,863		Accenture plc	4,797,402
56,743	*	Adobe Systems, Inc	1,904,295
20,503	*	Akamai Technologies, Inc	668,398
25,839	*	Autodesk, Inc	1,017,281
55,857		Automatic Data Processing, Inc	3,106,766

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

18,738	*	BMC Software, Inc	$773,130
42,197		CA, Inc	1,114,845
21,177	*	Citrix Systems, Inc	1,812,963
34,511	*	Cognizant Technology Solutions Corp (Class A)	2,530,347
17,671		Computer Sciences Corp	495,848
130,717	*	eBay, Inc	5,365,933
37,758	*	Electronic Arts, Inc	580,718
26,758		Fidelity National Information Services, Inc	900,942
16,043	*	Fiserv, Inc	1,127,663
28,950	*	Google, Inc (Class A)	17,521,408
132,267		International Business Machines Corp	27,389,850
33,658		Intuit, Inc	1,951,154
12,128		Mastercard, Inc (Class A)	5,485,131
852,486		Microsoft Corp	27,296,602
447,479		Oracle Corp	13,151,408
37,330		Paychex, Inc	1,156,483
21,891	*	Red Hat, Inc	1,304,923
31,596		SAIC, Inc	384,207
15,514	*	Salesforce.com, Inc	2,415,995
83,246	*	Symantec Corp	1,375,224
19,054	*	Teradata Corp	1,329,588
18,761		Total System Services, Inc	441,259
18,200		VeriSign, Inc	748,202
56,777		Visa, Inc (Class A)	6,982,435
70,444		Western Union Co	1,294,761
138,490	*	Yahoo!, Inc	2,152,135

		TOTAL SOFTWARE & SERVICES	138,577,296

TECHNOLOGY HARDWARE & EQUIPMENT - 8.3%
18,465		Amphenol Corp (Class A)	1,073,555
106,438	*	Apple, Inc	62,185,337
614,794		Cisco Systems, Inc	12,388,099
173,635		Corning, Inc	2,491,662
174,251	*	Dell, Inc	2,852,489
234,333	*	EMC Corp	6,610,534
9,035	*	F5 Networks, Inc	1,210,058
16,940		Flir Systems, Inc	380,473
13,274		Harris Corp	604,498
225,557		Hewlett-Packard Co	5,584,791
20,933		Jabil Circuit, Inc	490,879
26,281	*	JDS Uniphase Corp	319,314
59,751	*	Juniper Networks, Inc	1,280,464
8,335		Lexmark International, Inc (Class A)	250,884
15,504	e	Molex, Inc	427,755
30,058	*	Motorola Mobility Holdings, Inc	1,166,852
33,503		Motorola, Inc	1,709,658
41,371	*	NetApp, Inc	1,606,436
193,073		Qualcomm, Inc	12,325,780
27,843	*	SanDisk Corp	1,030,469
48,953		Tyco Electronics Ltd	1,784,826
26,725	*	Western Digital Corp	1,037,197
151,960		Xerox Corp	1,182,249

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	119,994,259

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.9%
676,788		AT&T, Inc	$22,273,093
71,187		CenturyTel, Inc	2,744,971
28,528	*	Crown Castle International Corp	1,614,970
112,794	e	Frontier Communications Corp	455,688
33,427	*	MetroPCS Communications, Inc	244,017
341,874	*	Sprint Nextel Corp	847,848
323,670		Verizon Communications, Inc	13,069,794
66,676		Windstream Corp	749,438

		TOTAL TELECOMMUNICATION SERVICES	41,999,819

TRANSPORTATION - 1.8%
18,690		CH Robinson Worldwide, Inc	1,116,541
120,934		CSX Corp	2,698,038
24,611		Expeditors International Washington, Inc	984,440
35,886		FedEx Corp	3,166,581
37,667		Norfolk Southern Corp	2,747,054
5,818		Ryder System, Inc	283,453
88,182		Southwest Airlines Co	730,147
54,792		Union Pacific Corp	6,160,812
109,431		United Parcel Service, Inc (Class B)	8,550,938

		TOTAL TRANSPORTATION	26,438,004

UTILITIES - 3.5%
73,547	*	AES Corp	920,808
13,355		AGL Resources, Inc	526,587
27,716		Ameren Corp	908,808
55,669		American Electric Power Co, Inc	2,162,184
48,295		Centerpoint Energy, Inc	976,042
29,844		CMS Energy Corp	686,113
33,420		Consolidated Edison, Inc	1,986,819
65,064		Dominion Resources, Inc	3,395,690
19,364		DTE Energy Co	1,091,742
152,409		Duke Energy Corp	3,266,125
36,966		Edison International	1,626,874
20,044		Entergy Corp	1,314,085
97,010		Exelon Corp	3,784,360
48,206		FirstEnergy Corp	2,257,005
9,022		Integrys Energy Group, Inc	492,962
47,496		NextEra Energy, Inc	3,056,368
31,979		NiSource, Inc	788,282
35,312		Northeast Utilities	1,298,422
25,876	*	NRG Energy, Inc	439,892
11,712		Oneok, Inc	1,005,944
26,134		Pepco Holdings, Inc	494,455
46,760		PG&E Corp	2,065,857
12,445		Pinnacle West Capital Corp	601,716
66,667		PPL Corp	1,823,342
33,691		Progress Energy, Inc	1,793,035
57,644		Public Service Enterprise Group, Inc	1,795,611

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

13,322		SCANA Corp	$614,411
27,754		Sempra Energy	1,796,794
98,764		Southern Co	4,537,218
24,536		TECO Energy, Inc	442,139
26,300		Wisconsin Energy Corp	968,892
55,305		Xcel Energy, Inc	1,496,553

		TOTAL UTILITIES	50,415,135

		TOTAL COMMON STOCKS	1,447,659,775

		(Cost $1,283,256,729)

SHORT-TERM INVESTMENTS - 0.5%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
		TIAA-CREF Short Term Lending Portfolio of the State Street
6,817,240	c	Navigator Securities Lending Trust	6,817,240

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	6,817,240

		TOTAL SHORT-TERM INVESTMENTS	6,817,240

		(Cost $6,817,240)

		TOTAL INVESTMENTS - 100.3%	1,454,477,015
		(Cost $1,290,073,969)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%	(3,715,688)

		NET ASSETS - 100.0%	$1,450,761,327

		Abbreviation(s):
		REIT Real Estate Investment Trust
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,583,614.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.8%
48,287	*	American Axle & Manufacturing Holdings, Inc	$467,901
20,640	*	Amerigon, Inc (Class A)	295,152
43,863		Cooper Tire & Rubber Co	655,752
104,117		Dana Holding Corp	1,522,190
7,710	*	Dorman Products, Inc	368,384
13,885		Drew Industries, Inc	413,495
55,530	*	Exide Technologies	159,926
11,759	*,e	Fuel Systems Solutions, Inc	275,748
31,993	*	Modine Manufacturing Co	252,745
8,582	*,e	Motorcar Parts of America, Inc	64,880
3,652		Shiloh Industries, Inc	33,562
25,433		Spartan Motors, Inc	110,634
13,338		Standard Motor Products, Inc	201,004
18,634	*	Stoneridge, Inc	160,625
16,234		Superior Industries International, Inc	277,764
42,966	*	Tenneco, Inc	1,324,642
4,600	*	Tower International, Inc	48,944
20,738	*,e	Winnebago Industries, Inc	202,195

		TOTAL AUTOMOBILES & COMPONENTS	6,835,543

BANKS - 7.7%
11,207		1st Source Corp	254,287
19,523	*	1st United Bancorp, Inc	118,309
3,530		Alliance Financial Corp	107,700
16,507	*	Ameris Bancorp	204,687
5,674	e	Ames National Corp	125,282
16,672		Apollo Residential Mortgage	302,597
7,295	e	Arrow Financial Corp	174,642
60,797	e	Astoria Financial Corp	589,123
4,527		Bancfirst Corp	188,776
19,565		Banco Latinoamericano de Exportaciones S.A. (Class E)	407,930
66,764		Bancorpsouth, Inc	899,311
27,700		Bank Mutual Corp	108,030
4,158		Bank of Kentucky Financial Corp	104,823
3,376		Bank of Marin Bancorp	125,148
20,189	e	Bank of the Ozarks, Inc	623,840
14,300		BankFinancial Corp	95,238
12,768		Banner Corp	280,258
53,014	*	BBCN Bancorp, Inc	582,094
22,512	*	Beneficial Mutual Bancorp, Inc	195,179
14,537		Berkshire Hills Bancorp, Inc	329,845
7,008	*	BofI Holding, Inc	124,532
53,879		Boston Private Financial Holdings, Inc	502,152
4,763	e	Bridge Bancorp, Inc	92,783

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,473	*,e	Bridge Capital Holdings	$98,972
48,558		Brookline Bancorp, Inc	436,051
7,848		Bryn Mawr Bank Corp	168,654
5,599		Camden National Corp	182,079
7,650	*	Cape Bancorp, Inc	62,271
10,208	*,e	Capital Bank Corp	23,478
8,226	e	Capital City Bank Group, Inc	68,687
19,947		Cardinal Financial Corp	240,760
4,317	*,e	Cascade Bancorp	24,564
55,531		Cathay General Bancorp	956,244
8,770		Center Bancorp, Inc	92,699
21,732		Centerstate Banks of Florida, Inc	174,725
12,233	*,e	Central Pacific Financial Corp	173,953
2,420		Century Bancorp, Inc	66,477
4,875	e	Charter Financial Corp	43,875
18,987		Chemical Financial Corp	419,043
8,818		Citizens & Northern Corp	167,013
11,116	e	City Holding Co	370,719
6,948		Clifton Savings Bancorp, Inc	71,009
8,706		CNB Financial Corp	143,127
26,134		CoBiz, Inc	163,338
28,294		Columbia Banking System, Inc	579,744
27,709		Community Bank System, Inc	779,177
10,080		Community Trust Bancorp, Inc	322,056
62,937	e	CVB Financial Corp	728,181
20,956		Dime Community Bancshares	290,450
88,663	*	Doral Financial Corp	162,253
11,406	*	Eagle Bancorp, Inc	202,913
5,579	*	Encore Bancshares, Inc	114,425
4,190	e	Enterprise Bancorp, Inc	67,417
12,573		Enterprise Financial Services Corp	152,008
9,031		ESB Financial Corp	121,286
8,176		ESSA Bancorp, Inc	79,716
7,042		Federal Agricultural Mortgage Corp (Class C)	160,980
10,038		Financial Institutions, Inc	169,843
10,989		First Bancorp (NC)	110,110
6,044		First Bancorp, Inc	87,698
57,212		First Busey Corp	265,464
72,367		First Commonwealth Financial Corp	465,320
12,770		First Community Bancshares, Inc	170,990
12,530	e	First Connecticut Bancorp	165,271
7,031		First Defiance Financial Corp	120,793
41,489		First Financial Bancorp	697,430
22,810	e	First Financial Bankshares, Inc	771,890
8,135		First Financial Corp	244,050
10,747		First Financial Holdings, Inc	124,020
12,729		First Interstate Bancsystem, Inc	179,352
18,658		First Merchants Corp	230,053
51,758		First Midwest Bancorp, Inc	551,223
5,602		First of Long Island Corp	154,223
6,154		First Pactrust Bancorp, Inc	67,632
76,973		FirstMerit Corp	1,293,146

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

141,034	*	Flagstar Bancorp, Inc	$122,756
21,316		Flushing Financial Corp	277,748
96,331		FNB Corp	1,093,357
10,535		Fox Chase Bancorp, Inc	134,005
9,993	*	Franklin Financial Corp	143,699
8,360		German American Bancorp, Inc	159,174
50,651		Glacier Bancorp, Inc	754,700
7,020		Great Southern Bancorp, Inc	168,761
7,005	*,e	Hampton Roads Bankshares, Inc	22,136
53,761		Hancock Holding Co	1,730,029
21,594	*	Hanmi Financial Corp	225,225
9,101		Heartland Financial USA, Inc	168,551
15,044	*	Heritage Commerce Corp	101,397
11,288		Heritage Financial Corp	147,873
16,132		Home Bancshares, Inc	470,086
11,392		Home Federal Bancorp, Inc	111,528
9,310	*	Home Loan Servicing Solutions Ltd	129,037
3,040	*	HomeStreet, Inc	106,157
11,284		Hudson Valley Holding Corp	206,836
20,798		IBERIABANK Corp	1,062,154
14,609	e	Independent Bank Corp	410,075
37,388		International Bancshares Corp	737,665
33,524	*	Investors Bancorp, Inc	517,611
8,041		Kearny Financial Corp	77,998
16,775		Lakeland Bancorp, Inc	153,324
11,947		Lakeland Financial Corp	311,100
14,766		MainSource Financial Group, Inc	172,615
38,329		MB Financial, Inc	792,260
3,624		Merchants Bancshares, Inc	97,413
6,569	*	Meridian Interstate Bancorp, Inc	88,025
135,342	*,e	MGIC Investment Corp	468,283
5,877		Midsouth Bancorp, Inc	82,866
5,048	e	National Bankshares, Inc	149,976
87,525		National Penn Bancshares, Inc	806,981
24,537		NBT Bancorp, Inc	504,235
11,663	e	Northfield Bancorp, Inc	162,815
70,512		Northwest Bancshares, Inc	868,708
11,733		OceanFirst Financial Corp	170,950
67,447	*	Ocwen Financial Corp	1,005,635
67,493		Old National Bancorp	865,260
7,466	*	OmniAmerican Bancorp, Inc	149,693
31,364		Oriental Financial Group, Inc	370,722
33,044		Oritani Financial Corp	489,712
4,889		Orrstown Financial Services, Inc	37,792
2,849	*	Pacific Capital Bancorp	129,772
13,789		Pacific Continental Corp	122,584
21,058		PacWest Bancorp	501,602
9,207	e	Park National Corp	619,171
20,599	*	Park Sterling Bank	97,021
2,710		Penns Woods Bancorp, Inc	106,882
8,197	*	Pennsylvania Commerce Bancorp, Inc	94,839
7,887		Peoples Bancorp, Inc	145,042

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,929	*	Pinnacle Financial Partners, Inc	$437,901
42,927		PrivateBancorp, Inc	675,242
33,094		Prosperity Bancshares, Inc	1,543,835
42,043		Provident Financial Services, Inc	618,032
28,415		Provident New York Bancorp	239,823
96,950	e	Radian Group, Inc	302,484
18,463		Renasant Corp	295,408
7,036	e	Republic Bancorp, Inc (Class A)	165,557
21,537		Rockville Financial, Inc	252,198
5,766		Roma Financial Corp	54,431
20,309		S&T Bancorp, Inc	380,185
8,630	e	S.Y. Bancorp, Inc	200,216
17,211		Sandy Spring Bancorp, Inc	309,970
9,529		SCBT Financial Corp	327,702
52,467	*	Seacoast Banking Corp of Florida	84,997
7,949	e	Sierra Bancorp	72,813
32,828	*	Signature Bank	2,156,471
12,841		Simmons First National Corp (Class A)	312,550
12,760		Southside Bancshares, Inc	260,296
9,904	*	Southwest Bancorp, Inc	90,027
21,602	*	State Bank & Trust Co	372,635
16,290		StellarOne Corp	203,788
22,415		Sterling Bancorp	213,167
19,252	*	Sterling Financial Corp	373,874
4,534		Suffolk Bancorp	53,864
27,094	*	Sun Bancorp, Inc	78,302
130,343		Susquehanna Bancshares, Inc	1,351,657
30,245	*	SVB Financial Group	1,938,402
11,062	*,e	Taylor Capital Group, Inc	153,983
7,726		Territorial Bancorp, Inc	167,809
26,495	*	Texas Capital Bancshares, Inc	999,126
20,796	*	The Bancorp, Inc	213,575
5,934	e	Tompkins Trustco, Inc	224,602
17,089	e	TowneBank	222,499
9,685		Trico Bancshares	159,221
65,452		Trustco Bank Corp NY	358,022
45,073	e	Trustmark Corp	1,147,108
23,029		UMB Financial Corp	1,106,543
81,154		Umpqua Holdings Corp	1,074,479
14,669		Union Bankshares Corp	204,779
36,218	e	United Bankshares, Inc	957,242
30,135	*,e	United Community Banks, Inc	283,570
10,901		United Financial Bancorp, Inc	174,852
11,823		Univest Corp of Pennsylvania	190,350
23,706		ViewPoint Financial Group	377,162
15,606	*	Virginia Commerce Bancorp	122,195
7,680	*	Walker & Dunlop, Inc	100,224
10,627		Washington Banking Co	148,140
10,389		Washington Trust Bancorp, Inc	245,908
51,405		Webster Financial Corp	1,168,436
17,029		WesBanco, Inc	348,754
10,920		West Bancorporation, Inc	104,832

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,637	*	West Coast Bancorp	$266,467
20,837		Westamerica Bancorporation	955,793
47,668	*	Western Alliance Bancorp	418,525
20,943		Westfield Financial, Inc	156,444
41,095	*	Wilshire Bancorp, Inc	220,269
24,642		Wintrust Financial Corp	890,315
4,644		WSFS Financial Corp	185,342

		TOTAL BANKS	65,669,647

CAPITAL GOODS - 9.4%
27,032		A.O. Smith Corp	1,286,723
58,282	*,e	A123 Systems, Inc	59,448
12,918	e	Aaon, Inc	263,527
28,951		AAR Corp	447,293
28,607	*	Accuride Corp	207,401
18,761		Aceto Corp	168,849
57,862	*,e	Active Power, Inc	51,208
48,569		Actuant Corp (Class A)	1,324,477
30,572		Acuity Brands, Inc	1,698,886
27,272	*	Aegion Corp	497,714
12,446	*	Aerovironment, Inc	302,687
39,649		Aircastle Ltd	481,735
4,849		Alamo Group, Inc	163,314
19,341		Albany International Corp (Class A)	466,118
19,381	*	Altra Holdings, Inc	354,285
12,284	*	Ameresco, Inc	149,742
6,790	*	American Railcar Industries, Inc	183,194
6,618		American Science & Engineering, Inc	432,222
30,097	*,e	American Superconductor Corp	124,301
6,324		American Woodmark Corp	113,516
5,930		Ampco-Pittsburgh Corp	110,179
19,501		Apogee Enterprises, Inc	299,535
29,906		Applied Industrial Technologies, Inc	1,175,306
5,928		Argan, Inc	86,430
67,544	*	ArvinMeritor, Inc	439,711
14,172	*	Astec Industries, Inc	443,442
6,986	*	Astronics Corp	221,806
8,767		AZZ, Inc	453,342
10,412		Badger Meter, Inc	384,619
38,789		Barnes Group, Inc	1,024,030
32,404	*	Beacon Roofing Supply, Inc	864,863
33,899		Belden CDT, Inc	1,179,007
7,887	*,e	Berliner Communications, Inc	25,633
33,771	*	Blount International, Inc	546,077
33,497		Brady Corp (Class A)	1,039,412
35,160		Briggs & Stratton Corp	636,396
73,404	*,e	Broadwind Energy, Inc	24,957
32,692	*,e	Builders FirstSource, Inc	136,326
8,747	*	CAI International, Inc	180,713
196,448	*,e	Capstone Turbine Corp	214,128
6,555		Cascade Corp	308,544
17,814		Ceradyne, Inc	451,050

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,974	*	Chart Industries, Inc	$1,603,043
11,839		CIRCOR International, Inc	368,430
35,575		Clarcor, Inc	1,708,312
5,774	*	Coleman Cable, Inc	49,079
37,041	*	Colfax Corp	1,255,320
13,600	*	Columbus McKinnon Corp	201,688
26,444		Comfort Systems USA, Inc	279,778
21,071	*	Commercial Vehicle Group, Inc	224,195
11,225		Cubic Corp	518,932
32,736		Curtiss-Wright Corp	1,155,253
24,566	*	DigitalGlobe, Inc	301,425
13,743	e	Douglas Dynamics, Inc	194,189
6,893	*	Ducommun, Inc	81,337
6,070	*	DXP Enterprises, Inc	263,256
25,424	*	Dycom Industries, Inc	594,667
9,476		Dynamic Materials Corp	173,221
47,183		EMCOR Group, Inc	1,383,406
13,067		Encore Wire Corp	333,078
31,088	*,e	Energy Recovery, Inc	65,285
33,559	*	EnerSys	1,172,887
14,598	*	EnPro Industries, Inc	604,503
19,159		ESCO Technologies, Inc	659,070
12,369	*,e	Essex Rental Corp	48,610
21,525	*	Esterline Technologies Corp	1,474,247
44,940	*	Federal Signal Corp	231,890
33,987	*	Flow International Corp	139,687
16,477		Franklin Electric Co, Inc	826,321
8,547		Freightcar America, Inc	184,615
114,776	*,e	FuelCell Energy, Inc	142,322
26,517	*	Furmanite Corp	165,996
39,758	*	GenCorp, Inc	273,137
17,900	*	Generac Holdings, Inc	431,032
15,632	*	GeoEye, Inc	358,285
22,093	*	Gibraltar Industries, Inc	298,697
11,604	*	Global Power Equipment Group, Inc	290,216
10,559		Gorman-Rupp Co	304,099
6,839		Graham Corp	151,005
27,690		Granite Construction, Inc	770,890
39,997		Great Lakes Dredge & Dock Corp	296,378
13,901	*	Greenbrier Cos, Inc	239,792
33,671		Griffon Corp	333,679
20,021	*	H&E Equipment Services, Inc	386,405
37,100	e	Heico Corp	1,495,862
69,210	*	Hexcel Corp	1,894,970
12,115		Houston Wire & Cable Co	148,893
4,659	*	Hurco Cos, Inc	122,672
36,460	*	II-VI, Inc	744,149
12,194		Insteel Industries, Inc	138,646
22,874	*	Interline Brands, Inc	481,269
19,564		John Bean Technologies Corp	312,828
8,964	*	Kadant, Inc	231,899
18,951		Kaman Corp	651,536

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,413		Kaydon Corp	$574,321
13,299	*,e	KEYW Holding Corp	125,011
22,320	*,e	Kratos Defense & Security Solutions, Inc	123,876
2,812		Lawson Products, Inc	40,943
13,497	*	Layne Christensen Co	277,363
6,297		LB Foster Co (Class A)	168,823
8,780	e	Lindsay Manufacturing Co	586,416
6,452	*	LMI Aerospace, Inc	118,007
13,808		LSI Industries, Inc	94,585
11,340	*	Lydall, Inc	119,637
40,170	*	Mastec, Inc	698,556
9,592		Met-Pro Corp	95,536
5,813	*	Michael Baker Corp	130,967
13,399	*	Middleby Corp	1,359,597
8,413		Miller Industries, Inc	137,973
32,557	*	Moog, Inc (Class A)	1,376,184
26,937		Mueller Industries, Inc	1,231,290
108,861		Mueller Water Products, Inc (Class A)	390,811
13,702	*	MYR Group, Inc	229,097
4,190		Nacco Industries, Inc (Class A)	475,439
3,289	e	National Presto Industries, Inc	242,465
13,609	*	NCI Building Systems, Inc	163,172
12,120	*	NN, Inc	95,869
7,144	*	Northwest Pipe Co	148,667
1,883	*	Omega Flex, Inc	25,326
42,568	*	Orbital Sciences Corp	534,654
19,545	*	Orion Marine Group, Inc	135,251
22,978		Perini Corp	349,495
12,275	*	Pike Electric Corp	100,901
14,691	*	PMFG, Inc	198,475
6,633	*	Powell Industries, Inc	216,302
11,353	*	PowerSecure International, Inc	58,922
1,801		Preformed Line Products Co	103,972
19,652		Primoris Services Corp	283,382
3,450	*	Proto Labs, Inc	127,995
26,300		Quanex Building Products Corp	484,709
12,769		Raven Industries, Inc	768,821
15,438	*	RBC Bearings, Inc	723,733
27,896		Robbins & Myers, Inc	1,358,814
48,383	*	RSC Holdings, Inc	1,147,645
23,152	*	Rush Enterprises, Inc (Class A)	418,588
53,729	*,e	SatCon Technology Corp	22,566
8,519		Sauer-Danfoss, Inc	368,958
228		Seaboard Corp	453,816
8,281		SeaCube Container Leasing Ltd	153,613
29,335		Simpson Manufacturing Co, Inc	910,265
9,050		Standex International Corp	398,743
11,937	*	Sterling Construction Co, Inc	116,863
14,705		Sun Hydraulics Corp	368,066
15,655		TAL International Group, Inc	646,708
42,031	*	Taser International, Inc	193,343
13,361	*	Tecumseh Products Co (Class A)	51,039

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,893	*	Teledyne Technologies, Inc	$1,673,206
13,642		Tennant Co	604,341
7,933	e	Textainer Group Holdings Ltd	278,210
7,240	*	Thermon Group Holdings	160,873
29,920	e	Titan International, Inc	864,389
10,711	*,e	Titan Machinery, Inc	381,633
11,286	*,e	Trex Co, Inc	361,152
18,467	*	Trimas Corp	406,459
26,596		Triumph Group, Inc	1,670,761
5,674	e	Twin Disc, Inc	124,431
44,124	*,e	United Rentals, Inc	2,059,708
14,022		Universal Forest Products, Inc	524,423
52,233	*,e	USG Corp	942,806
48,706	*,e	Valence Technology, Inc	35,555
14,178		Vicor Corp	98,821
47,275	*	Wabash National Corp	395,692
19,879		Watsco, Inc	1,430,294
21,265		Watts Water Technologies, Inc (Class A)	782,977
43,382		Woodward Governor Co	1,804,257
7,939	*	Xerium Technologies, Inc	37,313

		TOTAL CAPITAL GOODS	80,145,398

COMMERCIAL & PROFESSIONAL SERVICES - 3.9%
37,752		ABM Industries, Inc	878,867
30,424	*	Acacia Research (Acacia Technologies)	1,247,384
78,310	*	ACCO Brands Corp	826,171
15,773		Administaff, Inc	430,130
11,858	*	Advisory Board Co	1,080,975
13,386		American Ecology Corp	290,208
26,289	*	American Reprographics Co	143,538
6,946	*	AT Cross Co	79,740
5,858		Barrett Business Services, Inc	115,988
33,324		Brink’s Co	846,430
17,396	*	Casella Waste Systems, Inc (Class A)	104,898
27,027	*	CBIZ, Inc	164,054
8,734		CDI Corp	154,941
40,603	*,e	Cenveo, Inc	116,125
33,380	*	Clean Harbors, Inc	2,277,851
780		Compx International, Inc	10,475
6,193	*	Consolidated Graphics, Inc	247,658
57,172	*,e	Coolbrands International, Inc	128,637
24,354		Corporate Executive Board Co	1,007,525
7,434		Courier Corp	76,347
7,931	*	CRA International, Inc	162,189
36,695		Deluxe Corp	873,708
19,844	*	Dolan Media Co	158,950
11,830	*	Encore Capital Group, Inc	280,371
55,725	*	EnergySolutions, Inc	234,602
17,481	*,e	EnerNOC, Inc	105,061
18,690		Ennis, Inc	294,554
9,618	*	Exponent, Inc	459,740
8,096	*	Franklin Covey Co	75,212

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,640	*	FTI Consulting, Inc	$1,077,118
11,505	*	Fuel Tech, Inc	53,268
12,965		G & K Services, Inc (Class A)	426,030
45,147	*	Geo Group, Inc	934,994
10,648	*	GP Strategies Corp	178,673
46,903		Healthcare Services Group	995,282
12,551		Heidrick & Struggles International, Inc	244,744
3,420	*	Heritage-Crystal Clean, Inc	72,333
40,557		Herman Miller, Inc	792,078
18,722	*	Hill International, Inc	66,650
31,730		HNI Corp	765,328
23,999	*	Hudson Highland Group, Inc	130,555
15,733	*	Huron Consulting Group, Inc	554,431
14,306	*	ICF International, Inc	356,792
112,439	*	ICO Global Communications Holdings Ltd	151,793
19,038	*,e	Innerworkings, Inc	219,127
38,103		Interface, Inc (Class A)	539,539
6,643		Intersections, Inc	79,915
18,247		Kelly Services, Inc (Class A)	255,276
20,390	*	Kforce, Inc	295,043
21,353		Kimball International, Inc (Class B)	145,841
34,526		Knoll, Inc	510,640
32,706	*	Korn/Ferry International	528,202
17,566		McGrath RentCorp	516,792
29,242	*	Metalico, Inc	94,744
19,512		Mine Safety Appliances Co	828,480
10,934	*	Mistras Group, Inc	256,621
26,055	*	Mobile Mini, Inc	491,397
8,073		Multi-Color Corp	172,116
36,188	*	Navigant Consulting, Inc	503,737
4,826		NL Industries, Inc	67,902
48,509	*,e	Odyssey Marine Exploration, Inc	147,467
26,572	*	On Assignment, Inc	497,162
12,048	*	Portfolio Recovery Associates, Inc	829,143
17,276	e	Quad	232,189
31,946		Resources Connection, Inc	414,659
45,122		Rollins, Inc	958,843
6,909	*	RPX Corp	119,388
7,829		Schawk, Inc (Class A)	105,457
11,652	*,e	School Specialty, Inc	38,102
11,323	*	Standard Parking Corp	215,816
55,564		Steelcase, Inc (Class A)	480,073
28,804	*	SYKES Enterprises, Inc	456,543
13,710	*	Team, Inc	406,227
44,760	*	Tetra Tech, Inc	1,195,092
9,305	*	TMS International Corp	112,404
12,784	*	TRC Cos, Inc	84,119
27,534	*	TrueBlue, Inc	475,237
10,288		Unifirst Corp	625,099
30,048		United Stationers, Inc	852,161
13,758		Viad Corp	248,745
2,344		VSE Corp	51,568

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	33,723,264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 3.4%
27,588	e	American Greetings Corp (Class A)	$441,408
8,416	*	Arctic Cat, Inc	372,324
88,666	*	Ascena Retail Group, Inc	1,815,880
53,364	*,e	Beazer Homes USA, Inc	165,428
3,597		Blyth, Inc	316,428
63,188		Brunswick Corp	1,661,213
46,424	e	Callaway Golf Co	284,579
34,720	*	Carter’s, Inc	1,885,296
4,760	*	Cavco Industries, Inc	245,616
5,865		Cherokee, Inc	76,128
13,279	*	Clarus Corp	131,860
8,846	e	Columbia Sportswear Co	416,647
64,524	*	CROCS, Inc	1,303,385
5,065		CSS Industries, Inc	96,995
4,922	*	Delta Apparel, Inc	70,434
16,748	e	Ethan Allen Interiors, Inc	388,554
31,001	*	Furniture Brands International, Inc	48,982
12,178	*,e	G-III Apparel Group Ltd	326,979
21,893	*	Helen of Troy Ltd	757,498
42,325	*	Hovnanian Enterprises, Inc (Class A)	84,650
51,532	*,e	Iconix Brand Group, Inc	790,501
16,454	*,e	iRobot Corp	388,479
18,721	e	Jakks Pacific, Inc	357,009
3,029	*	Johnson Outdoors, Inc	55,946
57,866		Jones Apparel Group, Inc	649,256
55,834	e	KB Home	484,639
5,302	*	Kenneth Cole Productions, Inc (Class A)	84,461
18,887	*,e	K-Swiss, Inc (Class A)	69,504
37,114	*	La-Z-Boy, Inc	559,308
29,135	*	Leapfrog Enterprises, Inc	272,121
14,018	*	Libbey, Inc	200,037
5,215		Lifetime Brands, Inc	60,755
67,633	*	Liz Claiborne, Inc	906,282
13,410	*	M/I Homes, Inc	178,353
16,977	*	Maidenform Brands, Inc	387,585
6,663		Marine Products Corp	39,778
27,102		MDC Holdings, Inc	761,837
19,419	*	Meritage Homes Corp	551,305
12,386		Movado Group, Inc	351,143
8,950		Oxford Industries, Inc	429,510
8,684	*	Perry Ellis International, Inc	162,478
34,537		Pool Corp	1,274,761
89,618	*	Quiksilver, Inc	310,078
5,854		RG Barry Corp	74,580
31,873		Ryland Group, Inc	717,461
36,798	*,e	Sealy Corp	75,804
25,712	*,e	Skechers U.S.A., Inc (Class A)	480,043
6,750	*,e	Skullcandy, Inc	108,810
4,666		Skyline Corp	25,616

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,331	*	Smith & Wesson Holding Corp	$357,481
72,827	*,e	Standard-Pacific Corp	368,505
4,684	*	Steinway Musical Instruments, Inc	118,084
26,691	*	Steven Madden Ltd	1,153,318
13,521	e	Sturm Ruger & Co, Inc	771,643
9,672	*	Summer Infant, Inc	51,745
18,602	*	True Religion Apparel, Inc	505,230
10,000	*	Unifi, Inc	111,200
10,847	*	Universal Electronics, Inc	183,531
13,718	*,e	Vera Bradley, Inc	356,394
28,746	*	Warnaco Group, Inc	1,522,388
5,253		Weyco Group, Inc	128,120
35,087		Wolverine World Wide, Inc	1,471,900
16,769	*,e	Zagg, Inc	218,500

		TOTAL CONSUMER DURABLES & APPAREL	29,015,763

CONSUMER SERVICES - 4.1%
18,081	*	AFC Enterprises	308,823
13,280		Ambassadors Group, Inc	71,579
12,777	*,e	American Public Education, Inc	443,617
23,460		Ameristar Casinos, Inc	421,811
9,088	*	Archipelago Learning, Inc	100,604
10,016	*	Ascent Media Corp (Series A)	515,824
9,591		Benihana, Inc	132,260
16,981	*,e	BJ’s Restaurants, Inc	733,409
21,341		Bob Evans Farms, Inc	816,080
39,099	*,e	Boyd Gaming Corp	300,671
13,058	*	Bravo Brio Restaurant Group, Inc	263,772
12,923	*,e	Bridgepoint Education, Inc	278,620
13,124	*	Buffalo Wild Wings, Inc	1,100,447
25,710	*,e	Caesars Entertainment Corp	376,394
11,450	*	Cambium Learning Group, Inc	25,992
9,950	*	Capella Education Co	325,464
9,336	*	Caribou Coffee Co, Inc	153,204
9,613	*	Carrols Restaurant Group, Inc	144,964
16,186		CBRL Group, Inc	931,019
13,834		CEC Entertainment, Inc	528,736
38,941	*	Cheesecake Factory	1,226,642
8,913		Churchill Downs, Inc	529,076
22,269	*,e	Coinstar, Inc	1,398,271
53,822	*	Corinthian Colleges, Inc	206,676
67,606	*	Denny’s Corp	279,889
10,684	*	DineEquity, Inc	519,029
41,203		Domino’s Pizza, Inc	1,557,885
3,930		Einstein Noah Restaurant Group, Inc	55,610
25,062	*	Gaylord Entertainment Co	788,952
20,492	*	Grand Canyon Education, Inc	356,356
44,383		Hillenbrand, Inc	929,380
21,220		International Speedway Corp (Class A)	566,362
29,115		Interval Leisure Group, Inc	503,107
13,341	*	Isle of Capri Casinos, Inc	83,381
31,168	*	Jack in the Box, Inc	708,137

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

45,565	*	Jamba, Inc	$84,751
18,946	*,e	K12, Inc	483,123
39,725	*	Krispy Kreme Doughnuts, Inc	291,184
29,903	*	Life Time Fitness, Inc	1,392,284
16,325		Lincoln Educational Services Corp	119,826
13,577	*	Luby’s, Inc	83,091
8,786		Mac-Gray Corp	130,911
14,126		Marcus Corp	176,716
20,339		Matthews International Corp (Class A)	610,170
6,008	*	Monarch Casino & Resort, Inc	58,157
15,521	*	Morgans Hotel Group Co	76,984
19,099	*	Multimedia Games, Inc	216,965
5,435		National American University Holdings, Inc	28,425
67,496	*	Orient-Express Hotels Ltd (Class A)	721,532
13,319	*	Papa John’s International, Inc	536,489
9,224	*,e	Peet’s Coffee & Tea, Inc	708,588
15,173	e	PF Chang’s China Bistro, Inc	602,216
44,547	*	Pinnacle Entertainment, Inc	494,472
10,622	*	Red Lion Hotels Corp	88,588
8,719	*	Red Robin Gourmet Burgers, Inc	310,920
40,822		Regis Corp	749,084
47,484	*	Ruby Tuesday, Inc	322,891
25,394	*	Ruth’s Chris Steak House, Inc	175,726
42,040	*	Scientific Games Corp (Class A)	427,126
37,876	*	Shuffle Master, Inc	669,269
29,699		Six Flags Entertainment Corp	1,422,879
44,911	*	Sonic Corp	324,257
48,417		Sotheby’s (Class A)	1,903,756
7,809		Speedway Motorsports, Inc	133,222
871	*	Steak N Shake Co	353,913
10,760	*	Steiner Leisure Ltd	505,290
54,322	e	Stewart Enterprises, Inc (Class A)	343,315
8,669	e	Strayer Education, Inc	855,457
45,190		Texas Roadhouse, Inc (Class A)	779,528
14,802	*	Town Sports International Holdings, Inc	189,762
15,088		Universal Technical Institute, Inc	181,056
25,477		Vail Resorts, Inc	1,038,952

		TOTAL CONSUMER SERVICES	35,272,918

DIVERSIFIED FINANCIALS - 3.2%
139,877		Apollo Investment Corp	1,014,108
24,594	e	Artio Global Investors, Inc	89,030
52,192		BGC Partners, Inc (Class A)	363,778
52,503		BlackRock Kelso Capital Corp	506,654
54,163	*	Broadpoint Securities Group, Inc	56,330
12,894		Calamos Asset Management, Inc (Class A)	166,590
1,240	e	California First National Bancorp	19,716
2,091		Capital Southwest Corp	200,151
20,827		Cash America International, Inc	973,662
12,678	e	Cohen & Steers, Inc	446,773
27,917		Compass Diversified Trust	409,822
48,367	*	Cowen Group, Inc	121,885

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,805	*	Credit Acceptance Corp	$451,814
8,599	*,e	Deerfield Capital Corp	51,422
1,811		Diamond Hill Investment Group, Inc	137,437
31,299	*	Dollar Financial Corp	547,107
20,805		Duff & Phelps Corp	330,800
10,863		Epoch Holding Corp	293,301
15,139		Evercore Partners, Inc (Class A)	400,124
33,207	*	Ezcorp, Inc (Class A)	889,616
31,372	*	FBR Capital Markets Corp	83,136
3,760	e	Fidus Investment Corp	50,986
57,737	e	Fifth Street Finance Corp	566,977
26,773	*,e	Financial Engines, Inc	611,495
21,189	*	First Cash Financial Services, Inc	867,902
39,949	*,e	First Marblehead Corp	42,346
5,653	e	Friedman Billings Ramsey Group, Inc (Class A)	132,902
4,170	*	FX Alliance, Inc	72,350
11,630	e	FXCM, Inc	134,675
7,573		Gain Capital Holdings, Inc	38,849
4,821		GAMCO Investors, Inc (Class A)	217,234
50,188		GFI Group, Inc	165,620
15,453		Gladstone Capital Corp	123,779
16,280		Gladstone Investment Corp	120,798
7,385	e	Golub Capital BDC, Inc	109,741
23,102	*,e	Harris & Harris Group, Inc	93,101
34,491		Hercules Technology Growth Capital, Inc	393,542
20,969	*	HFF, Inc (Class A)	342,633
12,630	*	Imperial Holdings, Inc	48,373
9,423	*	International Assets Holding Corp	202,595
26,343	*	Internet Capital Group, Inc	249,732
28,892	*	Investment Technology Group, Inc	294,698
30,415	e	iShares Russell 2000 Index Fund	2,476,693
11,348		JMP Group, Inc	84,089
24,501	e	KBW, Inc	417,497
71,660	*	Knight Capital Group, Inc (Class A)	941,612
13,868		Kohlberg Capital Corp	85,566
71,370	*,e	Ladenburg Thalmann Financial Services, Inc	117,761
15,968	e	Main Street Capital Corp	408,940
8,580		Manning & Napier, Inc	124,410
20,210		MarketAxess Holdings, Inc	693,405
5,868		Marlin Business Services Corp	86,142
55,367		MCG Capital Corp	231,988
9,368		Medallion Financial Corp	102,392
7,970		Medley Capital Corp	89,981
17,547		MVC Capital, Inc	231,620
18,159		Nelnet, Inc (Class A)	468,865
19,013	*,e	Netspend Holdings, Inc	145,069
5,263		New Mountain Finance Corp	71,103
18,359	*	NewStar Financial, Inc	217,921
16,024		NGP Capital Resources Co	97,586
7,041	e	Nicholas Financial, Inc	93,152
7,562		Oppenheimer Holdings, Inc	129,008
38,449		PennantPark Investment Corp	401,792

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

40,628	*,e	PHH Corp	$629,734
15,901	*	Pico Holdings, Inc	381,783
10,722	*	Piper Jaffray Cos	260,009
85,147	e	Prospect Capital Corp	929,805
6,826		Pzena Investment Management, Inc (Class A)	40,205
14,117	*	Safeguard Scientifics, Inc	230,954
13,494		Sanders Morris Harris Group, Inc	119,152
25,463		Solar Capital Ltd	528,612
5,239		Solar Senior Capital Ltd	84,924
37,956	*	Stifel Financial Corp	1,382,358
21,626		SWS Group, Inc	121,971
6,254		THL Credit, Inc	78,800
26,811		TICC Capital Corp	246,929
18,938		Triangle Capital Corp	382,737
4,620	*	Virtus Investment Partners, Inc	389,928
17,952		Walter Investment Management Corp	363,169
4,506		Westwood Holdings Group, Inc	165,731
10,702	*,e	World Acceptance Corp	711,790

		TOTAL DIVERSIFIED FINANCIALS	27,198,767

ENERGY - 6.5%
58,319	*,e	Abraxas Petroleum Corp	173,791
8,224		Alon USA Energy, Inc	74,345
11,726	*,e	Amyris Biotechnologies, Inc	36,702
6,563	e	APCO Argentina, Inc	275,318
18,107	*,e	Approach Resources, Inc	649,679
30,952	*,e	ATP Oil & Gas Corp	233,997
17,345	*	Basic Energy Services, Inc	249,768
36,523		Berry Petroleum Co (Class A)	1,663,623
33,335	*	Bill Barrett Corp	799,373
6,980	*	Bonanza Creek Energy, Inc	153,351
75,772	*,e	BPZ Energy, Inc	306,877
25,223		Bristow Group, Inc	1,232,144
8,350	*,e	C&J Energy Services, Inc	157,397
67,854	*	Cal Dive International, Inc	262,595
27,649	*	Callon Petroleum Co	160,641
26,845	*	Carrizo Oil & Gas, Inc	752,734
4,010	*,e	Ceres, Inc	54,055
110,159	*	Cheniere Energy, Inc	2,017,011
4,215	*	Clayton Williams Energy, Inc	309,971
34,258	*,e	Clean Energy Fuels Corp	659,124
43,227	*	Cloud Peak Energy, Inc	665,264
33,397	*,e	Comstock Resources, Inc	586,785
8,671	*	Contango Oil & Gas Co	470,488
15,534	*	Crimson Exploration, Inc	84,660
29,510		Crosstex Energy, Inc	439,699
61,937	*	CVR Energy, Inc	1,880,407
5,997	*	Dawson Geophysical Co	161,019
10,171		Delek US Holdings, Inc	165,787
46,660	e	DHT Maritime, Inc	37,328
24,238	*	Dril-Quip, Inc	1,633,399
27,315	*	Endeavour International Corp	340,891

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,119	*	Energy Partners Ltd	$343,817
53,709	*	Energy XXI Bermuda Ltd	2,023,755
13,074	*	Evolution Petroleum Corp	115,574
46,008	*	Exterran Holdings, Inc	621,568
37,628	e	Frontline Ltd	246,463
37,765	*	FX Energy, Inc	214,505
47,783	*	Gastar Exploration Ltd	134,270
3,686	*,e	Geokinetics, Inc	6,524
14,477	*	Georesources, Inc	545,928
6,065	*,e	Gevo, Inc	58,770
13,096	*	Global Geophysical Services, Inc	125,329
41,545	*,e	GMX Resources, Inc	56,917
28,125	e	Golar LNG Ltd	1,040,062
18,943	*,e	Goodrich Petroleum Corp	317,674
14,935	*	Green Plains Renewable Energy, Inc	119,331
10,505		Gulf Island Fabrication, Inc	294,350
16,777	*	Gulfmark Offshore, Inc	808,148
31,992	*	Gulfport Energy Corp	838,510
2,622	e	Hallador Petroleum Co	21,160
24,250	*	Harvest Natural Resources, Inc	166,840
70,544	*,e	Heckmann Corp	268,067
73,851	*	Helix Energy Solutions Group, Inc	1,507,299
93,505	*	Hercules Offshore, Inc	475,005
21,708	*	Hornbeck Offshore Services, Inc	903,704
11,725	e	Houston American Energy Corp	27,085
107,949	*,e	Hyperdynamics Corp	100,770
92,230	*	ION Geophysical Corp	574,593
797	*,e	Isramco, Inc	73,954
24,391	*,e	James River Coal Co	120,979
87,575	*	Key Energy Services, Inc	1,108,700
7,570	*,e	KiOR, Inc (Class A)	74,186
15,193	e	Knightsbridge Tankers Ltd	192,343
185,277	*,e	Kodiak Oil & Gas Corp	1,639,701
10,302	*,e	L&L Energy, Inc	23,179
23,908		Lufkin Industries, Inc	1,837,091
80,666	*,e	Magnum Hunter Resources Corp	500,936
9,660	*	Matador Resources Co	111,863
18,931	*	Matrix Service Co	258,408
68,826	*,e	McMoRan Exploration Co	605,669
22,397	*,e	Miller Petroleum, Inc	121,616
8,363	*	Mitcham Industries, Inc	198,705
8,472	*	Natural Gas Services Group, Inc	110,475
62,453	*,e	Newpark Resources, Inc	397,201
36,881	e	Nordic American Tanker Shipping	535,512
45,349	*,e	Northern Oil And Gas, Inc	881,131
41,855	*	Oasis Petroleum, Inc	1,384,145
19,032	e	Overseas Shipholding Group, Inc	222,674
3,126	*	OYO Geospace Corp	360,178
45,274	*,e	Pacific Asia Petroleum, Inc	35,314
5,369		Panhandle Oil and Gas, Inc (Class A)	147,916
83,805	*	Parker Drilling Co	433,272
64,685	*,e	Patriot Coal Corp	377,114

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,632		Penn Virginia Corp	$187,556
16,879	*	Petroleum Development Corp	580,469
39,844	*,e	Petroquest Energy, Inc	240,658
9,481	*	PHI, Inc	252,479
42,796	*	Pioneer Drilling Co	337,232
5,030	*,e	Renewable Energy Group, Inc	45,622
157,444	*	Rentech, Inc	363,696
31,839	*,e	Resolute Energy Corp	337,812
29,439	*	Rex Energy Corp	309,404
4,426	*	Rex Stores Corp	122,777
5,027	*	RigNet, Inc	85,861
37,531	*	Rosetta Resources, Inc	1,886,683
6,980	*,e	Sanchez Energy Corp	169,195
21,288	*	Scorpio Tankers, Inc	144,120
29,487	*	SemGroup Corp	937,687
31,236	e	Ship Finance International Ltd	432,619
7,932	*,e	Solazyme, Inc	87,252
34,340	*	Stone Energy Corp	963,237
29,259	*	Swift Energy Co	885,085
53,736	*,e	Syntroleum Corp	50,512
11,717		Targa Resources Investments, Inc	563,470
37,765	e	Teekay Tankers Ltd (Class A)	194,867
22,478	*	Tesco Corp	367,066
53,196	*	Tetra Technologies, Inc	463,337
31,107	*,e	Triangle Petroleum Corp	202,507
12,843	*	Union Drilling, Inc	71,536
46,796	*,e	Uranerz Energy Corp	81,893
57,006	*	Uranium Energy Corp	168,168
67,583	*,e	Uranium Resources, Inc	58,797
74,755	*,e	Ur-Energy, Inc	81,483
74,673	*,e	USEC, Inc	62,845
35,745	*	Vaalco Energy, Inc	324,207
140,319	*	Vantage Drilling Co	221,704
22,152	*	Venoco, Inc	246,109
34,086	*,e	Voyager Oil & Gas, Inc	86,578
24,513		W&T Offshore, Inc	484,622
50,250	*	Warren Resources, Inc	155,272
37,759	e	Western Refining, Inc	719,309
7,131	*	Westmoreland Coal Co	71,952
31,093	*	Willbros Group, Inc	167,902
50,499		World Fuel Services Corp	2,224,986
18,127	*,e	Zion Oil & Gas, Inc	44,955

		TOTAL ENERGY	55,880,024

FOOD & STAPLES RETAILING - 1.1%
12,947		Andersons, Inc	652,529
830		Arden Group, Inc (Class A)	73,413
27,136		Casey’s General Stores, Inc	1,529,114
7,250	*	Chefs’ Warehouse Holdings, Inc	175,305
19,874	*,e	Fresh Market, Inc	1,016,953
35,062		Harris Teeter Supermarkets, Inc	1,331,304
8,838		Ingles Markets, Inc (Class A)	153,693

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,208		Nash Finch Co	$206,021
17,172	*	Pantry, Inc	219,115
12,644		Pricesmart, Inc	1,043,636
422,389	*	Rite Aid Corp	612,464
13,400	*,e	Roundy’s, Inc	165,892
15,337		Spartan Stores, Inc	279,593
6,484	*	Susser Holdings Corp	173,058
34,559	*	United Natural Foods, Inc	1,703,413
3,792		Village Super Market (Class A)	104,659
8,104		Weis Markets, Inc	361,438

		TOTAL FOOD & STAPLES RETAILING	9,801,600

FOOD, BEVERAGE & TOBACCO - 1.7%
2,545		Alico, Inc	57,873
63,464	*	Alliance One International, Inc	224,663
33,871		B&G Foods, Inc (Class A)	753,291
5,911	*,e	Boston Beer Co, Inc (Class A)	610,725
8,873	e	Calavo Growers, Inc	254,478
10,067	e	Cal-Maine Foods, Inc	362,714
52,221	*,e	Central European Distribution Corp	254,838
32,396	*	Chiquita Brands International, Inc	275,366
3,393		Coca-Cola Bottling Co Consolidated	217,661
7,445	*	Craft Brewers Alliance, Inc	57,327
83,467	*	Darling International, Inc	1,367,189
15,634	e	Diamond Foods, Inc	326,751
24,370	*,e	Dole Food Co, Inc	206,658
4,703	*	Farmer Bros Co	42,797
25,899		Fresh Del Monte Produce, Inc	600,080
1,656		Griffin Land & Nurseries, Inc (Class A)	39,877
25,258	*	Hain Celestial Group, Inc	1,194,703
10,644	e	Imperial Sugar Co	43,108
10,057		J&J Snack Foods Corp	563,795
13,533		Lancaster Colony Corp	882,487
33,625		Lance, Inc	870,215
3,394	*,e	Lifeway Foods, Inc	28,306
5,824	e	Limoneira Co	97,901
7,624		Mgp Ingredients, Inc	35,452
7,271		National Beverage Corp	108,047
14,003	*	Omega Protein Corp	100,262
42,704	*,e	Pilgrim’s Pride Corp	304,907
16,923	*,e	Primo Water	25,384
15,718		Sanderson Farms, Inc	811,206
6,234	*	Seneca Foods Corp	145,190
40,993	*	Smart Balance, Inc	241,859
76,204	*,e	Star Scientific, Inc	270,524
13,291	*,e	Synutra International, Inc	76,423
17,265	e	Tootsie Roll Industries, Inc	411,075
25,296	*	TreeHouse Foods, Inc	1,454,773
16,145	e	Universal Corp	739,925
34,217	e	Vector Group Ltd	593,665

		TOTAL FOOD, BEVERAGE & TOBACCO	14,651,495

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
16,150	*	Abaxis, Inc	$575,263
22,601	*,e	Abiomed, Inc	549,882
28,313	*,e	Accretive Health, Inc	284,829
49,218	*	Accuray, Inc	378,979
8,011	*	Air Methods Corp	673,805
43,262	*	Align Technology, Inc	1,371,838
20,037	*	Alliance Imaging, Inc	27,451
5,947	*	Almost Family, Inc	144,988
38,845	*	Alphatec Holdings, Inc	84,682
21,555	*	Amedisys, Inc	317,505
28,421	*	AMN Healthcare Services, Inc	190,705
21,655	*	Amsurg Corp	622,798
9,010		Analogic Corp	614,572
18,650	*	Angiodynamics, Inc	230,887
58,377	*,e	Antares Pharma, Inc	183,888
18,967	*	Arthrocare Corp	473,416
13,105		Assisted Living Concepts, Inc (A Shares)	234,711
24,633	*,e	athenahealth, Inc	1,784,661
9,599	*	AtriCure, Inc	78,712
1,136		Atrion Corp	262,007
21,047	*,e	Biolase Technology, Inc	54,721
18,017	*,e	Bio-Reference Labs, Inc	384,122
28,522	*	BioScrip, Inc	211,348
14,387		Cantel Medical Corp	337,807
19,324	*	Capital Senior Living Corp	187,250
17,631	*	CardioNet, Inc	49,719
12,050	*,e	Cardiovascular Systems, Inc	118,813
35,373	*	Centene Corp	1,400,417
38,603	*,e	Cerus Corp	152,096
14,071		Chemed Corp	849,044
8,283	*	Chindex International, Inc	80,925
7,706		Computer Programs & Systems, Inc	459,201
21,229	*	Conceptus, Inc	398,468
20,370		Conmed Corp	582,378
4,624	*	Corvel Corp	201,098
21,099	*	Cross Country Healthcare, Inc	97,266
20,912	*	CryoLife, Inc	110,625
20,094	*	Cyberonics, Inc	769,600
6,393	*	Cynosure, Inc (Class A)	132,143
31,816	*,e	Delcath Systems, Inc	89,403
47,103	*	DexCom, Inc	461,138
7,332	*	DynaVox, Inc	18,037
21,041	*	Emeritus Corp	361,905
34,131	*	Endologix, Inc	511,282
11,718		Ensign Group, Inc	312,988
4,571	*,e	ePocrates, Inc	37,208
6,232	*	Exactech, Inc	96,596
19,212	*	EXamWorks, Inc	223,628
29,362	*	Five Star Quality Care, Inc	100,712
21,733	*	Gentiva Health Services, Inc	179,949
15,988	*	Greatbatch, Inc	372,361

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,350	*	Greenway Medical Technologies	$82,390
18,104	*	Haemonetics Corp	1,295,703
23,168	*	Hanger Orthopedic Group, Inc	545,606
38,670	*,e	Hansen Medical, Inc	122,197
67,808	*	Healthsouth Corp	1,518,221
12,561	*	HealthStream, Inc	287,898
24,589	*	Healthways, Inc	164,009
8,462	*,e	HeartWare International, Inc	659,698
60,647	*	HMS Holdings Corp	1,459,167
8,933	*	ICU Medical, Inc	468,893
32,595	*	Insulet Corp	582,147
14,141	*	Integra LifeSciences Holdings Corp	526,469
20,192		Invacare Corp	320,043
11,317	*	IPC The Hospitalist Co, Inc	434,686
13,659	*	IRIS International, Inc	178,660
6,095		Kensey Nash Corp	173,281
36,394	*	Kindred Healthcare, Inc	350,838
16,101	*,e	K-Kitz, Inc	33,007
6,776		Landauer, Inc	357,231
11,358	*	LHC Group, Inc	201,150
20,050	*	Magellan Health Services, Inc	887,814
22,899	*,e	MAKO Surgical Corp	945,958
37,371		Masimo Corp	827,020
33,333	*	MedAssets, Inc	420,329
11,137	*	Medical Action Industries, Inc	61,476
14,887	*	Medidata Solutions, Inc	385,722
39,675	*	Merge Healthcare, Inc	170,602
29,551	e	Meridian Bioscience, Inc	607,273
29,022	*	Merit Medical Systems, Inc	383,671
30,625	*	Metropolitan Health Networks, Inc	229,075
23,414	*	MModal, Inc	298,763
19,930	*	Molina Healthcare, Inc	511,204
9,093	*	MWI Veterinary Supply, Inc	858,379
7,180		National Healthcare Corp	327,408
1,191		National Research Corp	57,573
21,203	*	Natus Medical, Inc	259,525
16,666	*	Neogen Corp	649,807
62,887	*,e	Neoprobe Corp	196,207
29,524	*	NuVasive, Inc	489,213
32,306	*	NxStage Medical, Inc	549,202
23,486	*	Omnicell, Inc	335,145
33,954	*	OraSure Technologies, Inc	389,452
12,566	*	Orthofix International NV	517,971
45,060		Owens & Minor, Inc	1,317,554
15,479	*	Palomar Medical Technologies, Inc	134,667
19,957	*	PharMerica Corp	236,890
9,535	*	Providence Service Corp	134,062
35,946	*	PSS World Medical, Inc	860,188
27,447		Quality Systems, Inc	1,026,518
20,703	*,e	Quidel Corp	342,014
21,986	*,e	RadNet, Inc	67,937
11,592	*,e	Rockwell Medical Technologies, Inc	107,226

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,945	*	RTI Biologics, Inc	$129,308
32,873	*	Select Medical Holdings Corp	281,722
14,451	*	Skilled Healthcare Group, Inc (Class A)	110,839
44,673	*	Solta Medical, Inc	145,187
22,661	*	Spectranetics Corp	237,714
26,455	*	Staar Surgical Co	290,211
31,979	*,e	Stereotaxis, Inc	13,086
41,842		STERIS Corp	1,314,257
17,848	*	Sun Healthcare Group, Inc	129,041
40,715	*,e	Sunrise Senior Living, Inc	255,690
11,031	*	SurModics, Inc	163,149
24,822	*	Symmetry Medical, Inc	176,484
16,028	*	Synergetics USA, Inc	104,503
19,270	*	Team Health Holdings, Inc	415,076
7,565	*	Tornier BV	179,593
13,557	*	Triple-S Management Corp (Class B)	285,510
46,745	*,e	Unilife Corp	200,069
23,327		Universal American Corp	214,142
14,986	*,e	Uroplasty, Inc	45,557
8,469		US Physical Therapy, Inc	206,474
21,390	*	Vanguard Health Systems, Inc	189,943
13,074	*	Vascular Solutions, Inc	148,390
36,893	*	Volcano Corp	1,001,645
30,533	*	WellCare Health Plans, Inc	1,868,009
23,592		West Pharmaceutical Services, Inc	1,059,281
26,974	*	Wright Medical Group, Inc	502,526
3,574		Young Innovations, Inc	121,516
5,060	*,e	Zeltiq Aesthetics, Inc	31,473

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	52,595,361

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
28,789	*	Central Garden and Pet Co (Class A)	307,755
17,515	*	Elizabeth Arden, Inc	682,735
14,159	e	Female Health Co	85,096
6,711	*	Harbinger Group, Inc	34,629
10,777		Inter Parfums, Inc	169,738
9,779	*,e	Medifast, Inc	187,952
8,656	*,e	Nature’s Sunshine Products, Inc	133,995
38,750		Nu Skin Enterprises, Inc (Class A)	2,065,375
6,975	*	Nutraceutical International Corp	106,927
2,946		Oil-Dri Corp of America	62,337
36,047	*	Prestige Brands Holdings, Inc	612,438
9,019	*	Revlon, Inc (Class A)	154,044
9,086		Schiff Nutrition International, Inc	149,465
12,118	*	Spectrum Brands, Inc	418,192
4,913	*,e	USANA Health Sciences, Inc	204,872
11,514		WD-40 Co	519,051

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,894,601

INSURANCE - 2.7%
42,789	e	American Equity Investment Life Holding Co	524,593
6,994	*	American Safety Insurance Holdings Ltd	132,396

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,656	*	Amerisafe, Inc	$338,168
17,431		Amtrust Financial Services, Inc	474,821
19,087		Argo Group International Holdings Ltd	550,851
6,017		Baldwin & Lyons, Inc (Class B)	130,990
26,552	*,e	Citizens, Inc (Class A)	255,165
156,720	*	Conseco, Inc	1,139,354
16,920		Crawford & Co (Class B)	80,708
34,057		Delphi Financial Group, Inc (Class A)	1,546,869
6,101		Donegal Group, Inc (Class A)	83,096
14,656	*	eHealth, Inc	259,704
3,273		EMC Insurance Group, Inc	64,707
23,950		Employers Holdings, Inc	414,814
4,784	*	Enstar Group Ltd	450,509
8,877		FBL Financial Group, Inc (Class A)	258,498
74,241		First American Financial Corp	1,243,537
37,104		Flagstone Reinsurance Holdings Ltd	278,280
4,300	*	Fortegra Financial Corp	35,690
19,359	*	Greenlight Capital Re Ltd (Class A)	482,039
9,136	*	Hallmark Financial Services	68,703
8,708		Harleysville Group, Inc	521,958
27,457	*	Hilltop Holdings, Inc	217,734
28,561		Horace Mann Educators Corp	501,246
5,883	e	Independence Holding Co	62,536
9,021		Infinity Property & Casualty Corp	481,812
2,854	e	Kansas City Life Insurance Co	92,869
34,277		Maiden Holdings Ltd	284,499
63,886		Max Capital Group Ltd	1,528,792
37,743		Meadowbrook Insurance Group, Inc	333,271
44,413		Montpelier Re Holdings Ltd	911,355
29,823	*	National Financial Partners Corp	439,889
4,565		National Interstate Corp	109,560
1,551		National Western Life Insurance Co (Class A)	211,029
7,856	*	Navigators Group, Inc	373,160
14,926		OneBeacon Insurance Group Ltd (Class A)	212,397
80,675	*	Phoenix Cos, Inc	169,418
25,760		Platinum Underwriters Holdings Ltd	943,331
15,648		Presidential Life Corp	181,204
21,470		Primerica, Inc	563,158
21,557		ProAssurance Corp	1,898,956
12,868		RLI Corp	886,348
8,964		Safety Insurance Group, Inc	357,215
14,679		SeaBright Insurance Holdings, Inc	131,964
38,335		Selective Insurance Group, Inc	670,479
10,852		State Auto Financial Corp	155,509
12,552	e	Stewart Information Services Corp	184,766
48,495		Symetra Financial Corp	589,699
25,972		Tower Group, Inc	560,476
9,123	*	United America Indemnity Ltd	164,305
15,165		United Fire & Casualty Co	261,141
13,397		Universal Insurance Holdings, Inc	55,464

		TOTAL INSURANCE	22,869,032

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 4.6%
21,762		A. Schulman, Inc	$535,563
3,125	*	AEP Industries, Inc	108,969
17,524		AMCOL International Corp	577,591
15,959		American Vanguard Corp	398,975
20,519		Balchem Corp	592,999
65,784		Boise, Inc	502,590
14,833	*	Brush Engineered Materials, Inc	366,524
28,203		Buckeye Technologies, Inc	914,059
39,939	*	Calgon Carbon Corp	552,756
12,141	*,e	Castle (A.M.) & Co	162,568
35,551	*,e	Century Aluminum Co	327,069
4,624		Chase Corp	68,666
68,708	*	Chemtura	1,169,410
16,476	*	Clearwater Paper Corp	543,214
63,744	*	Coeur d’Alene Mines Corp	1,373,683
7,828		Deltic Timber Corp	478,134
31,819		Eagle Materials, Inc	1,120,665
61,349	*	Ferro Corp	318,401
35,347	*,e	Flotek Industries, Inc	482,133
13,471		FutureFuel Corp	132,555
51,401	*,e	General Moly, Inc	166,539
24,117	*	Georgia Gulf Corp	854,948
29,947		Glatfelter	466,574
43,918		Globe Specialty Metals, Inc	585,866
20,351	e	Gold Resource Corp	551,919
19,426	*,e	Golden Minerals Co	145,112
178,789	*,e	Golden Star Resources Ltd	273,547
113,996	*	Graphic Packaging Holding Co	609,879
5,620	*	GSE Holding, Inc	71,093
34,897		H.B. Fuller Co	1,148,111
6,105	e	Hawkins, Inc	212,027
8,720		Haynes International, Inc	543,866
42,603	*	Headwaters, Inc	184,897
196,320	e	Hecla Mining Co	840,250
31,724	*	Horsehead Holding Corp	356,261
15,259		Innophos Holdings, Inc	750,285
16,359	*	Innospec, Inc	494,533
58,077	*,e	Jaguar Mining, Inc	157,389
11,639	e	Kaiser Aluminum Corp	611,862
28,081	*	Kapstone Paper and Packaging Corp	507,143
4,847		KMG Chemicals, Inc	83,562
14,313		Koppers Holdings, Inc	556,489
22,188	*	Kraton Polymers LLC	576,888
16,618	*	Landec Corp	107,020
94,323	*	Louisiana-Pacific Corp	853,623
12,778	*	LSB Industries, Inc	433,430
72,867	*,e	McEwen Mining, Inc	276,166
9,292	*	Metals USA Holdings Corp	140,123
70,030	*,e	Midway Gold Corp	100,843
12,887		Minerals Technologies, Inc	864,718
21,552		Myers Industries, Inc	356,254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,128		Neenah Paper, Inc	$317,816
6,431		NewMarket Corp	1,435,528
16,442		Noranda Aluminium Holding Corp	174,614
56,827		Olin Corp	1,191,094
6,945		Olympic Steel, Inc	146,748
21,594	*	OM Group, Inc	520,847
32,248	*	Omnova Solutions, Inc	252,824
88,298	*,e	Paramount Gold and Silver Corp	215,447
66,166		PolyOne Corp	917,061
8,743		Quaker Chemical Corp	379,446
18,077	*	Revett Minerals, Inc	71,766
21,038	*	RTI International Metals, Inc	516,483
11,435		Schweitzer-Mauduit International, Inc	775,522
27,958	*	Senomyx, Inc	61,228
35,307		Sensient Technologies Corp	1,311,655
21,628	*	Spartech Corp	105,545
5,796		Stepan Co	526,625
81,074	*	Stillwater Mining Co	869,924
50,460	*,e	SunCoke Energy, Inc	768,001
15,882	e	Texas Industries, Inc	533,794
9,448	*	Texas Petrochemicals, Inc	396,627
105,362	*	Thompson Creek Metals Co, Inc	624,797
16,607		Tredegar Corp	288,131
1,796	*	United States Lime & Minerals, Inc	86,154
5,025	*	Universal Stainless & Alloy	233,160
13,086	*	US Energy Corp Wyoming	34,285
8,220	*,e	US Silica Holdings Inc	148,946
10,706	*,e	Verso Paper Corp	17,665
50,382	*,e	Vista Gold Corp	152,154
35,168		Wausau Paper Corp	318,622
4,242	*	WHX Corp	61,382
38,211		Worthington Industries, Inc	681,684
15,740		Zep, Inc	224,295
20,714	*,e	Zoltek Cos, Inc	228,475

		TOTAL MATERIALS	39,196,086

MEDIA - 1.2%
13,542		AH Belo Corp (Class A)	59,720
19,367		Arbitron, Inc	736,914
64,241		Belo (A.H.) Corp (Class A)	432,984
24,782	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	196,026
65,840		Cinemark Holdings, Inc	1,511,686
19,477	*,e	Crown Media Holdings, Inc (Class A)	29,410
26,136	*,e	Cumulus Media, Inc (Class A)	94,874
3,641	*,e	Dial Global, Inc	8,229
2,530	*,e	Digital Domain Media Group, Inc	21,505
21,229	*	Digital Generation, Inc	197,005
17,313	*,e	Entercom Communications Corp (Class A)	107,167
34,698		Entravision Communications Corp (Class A)	54,476
24,255	*	EW Scripps Co (Class A)	222,176
6,388	*	Fisher Communications, Inc	209,463
7,071	*	Global Sources Ltd	43,557

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,692	*,e	Gray Television, Inc	$69,646
30,070		Harte-Hanks, Inc	252,588
32,590	*	Journal Communications, Inc (Class A)	136,552
21,724	*	Knology, Inc	422,532
24,002	*	Lin TV Corp (Class A)	94,808
32,336	*,e	Lions Gate Entertainment Corp	395,469
99,777	*	Live Nation, Inc	903,980
20,668		Martha Stewart Living Omnimedia, Inc (Class A)	73,785
40,212	*,e	McClatchy Co (Class A)	109,377
17,194		MDC Partners, Inc	177,442
25,470	e	Meredith Corp	734,300
38,450		National CineMedia, Inc	549,450
97,922	*	New York Times Co (Class A)	617,888
7,439	*	Nexstar Broadcasting Group, Inc (Class A)	57,652
9,442		Outdoor Channel Holdings, Inc	69,871
7,230	*,e	ReachLocal, Inc	54,659
6,763	*	Rentrak Corp	127,956
2,605	*	Saga Communications, Inc	98,104
18,900	e	Scholastic Corp	577,395
35,295		Sinclair Broadcast Group, Inc (Class A)	362,833
31,456	*,e	Valassis Communications, Inc	629,120
883	e	Value Line, Inc	10,746
19,721	e	World Wrestling Entertainment, Inc (Class A)	155,401

		TOTAL MEDIA	10,606,746

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
32,708	*,e	Achillion Pharmaceuticals, Inc	217,508
27,849	*	Acorda Therapeutics, Inc	702,909
5,638	*,e	Acura Pharmaceuticals, Inc	18,211
5,560	*,e	Aegerion Pharmaceuticals, Inc	69,222
25,624	*,e	Affymax, Inc	335,931
48,471	*	Affymetrix, Inc	214,242
40,536	*	Akorn, Inc	491,702
12,423	*	Albany Molecular Research, Inc	39,629
8,155	*,e	Alimera Sciences, Inc	25,199
67,414	*	Alkermes PLC	1,166,262
57,122	*	Allos Therapeutics, Inc	103,962
31,527	*,e	Alnylam Pharmaceuticals, Inc	359,093
14,503	*	AMAG Pharmaceuticals, Inc	227,117
16,182	*,e	Amicus Therapeutics, Inc	78,968
14,355	*,e	Ampio Pharmaceuticals, Inc	44,357
9,350	*	Anacor Pharmaceuticals, Inc	51,893
15,221	*,e	Anthera Pharmaceuticals, Inc	23,745
16,172	*	Ardea Biosciences, Inc	515,240
121,044	*,e	Arena Pharmaceuticals, Inc	295,347
111,224	*	Ariad Pharmaceuticals, Inc	1,812,951
38,616	*	Arqule, Inc	272,243
59,256	*	Array Biopharma, Inc	206,803
45,488	*	Astex Pharmaceuticals	80,059
33,382	*	Auxilium Pharmaceuticals, Inc	598,205
96,413	*,e	AVANIR Pharmaceuticals, Inc	294,060
21,659	*	AVEO Pharmaceuticals, Inc	249,079

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

97,956	*,e	AVI BioPharma, Inc	$81,725
5,270	*,e	BG Medicine, Inc	34,940
20,749	*,e	BioCryst Pharmaceuticals, Inc	75,111
12,764	*,e	BioMimetic Therapeutics, Inc	34,080
67,180	*,e	Biosante Pharmaceuticals, Inc	36,949
3,160	*	Biospecifics Technologies Corp	46,610
18,067	*,e	Biotime, Inc	68,474
34,619	*,e	Cadence Pharmaceuticals, Inc	127,744
19,614	*	Cambrex Corp	127,099
159,759	*,e	Cell Therapeutics, Inc	177,333
40,752	*	Celldex Therapeutics, Inc	185,829
2,950	*	Cempra, Inc	20,650
46,392	*	Cepheid, Inc	1,781,917
38,018	*,e	Chelsea Therapeutics International, Inc	80,598
3,610	*,e	ChemoCentryx, Inc	62,092
17,114	*,e	Cleveland Biolabs, Inc	33,201
7,340	*	Clovis Oncology, Inc	131,606
17,768	*,e	Codexis, Inc	64,320
53,134	*,e	Columbia Laboratories, Inc	38,783
54,629	*,e	Combinatorx, Inc	57,360
13,045	*,e	Complete Genomics, Inc	35,221
28,659	*,e	Corcept Therapeutics, Inc	107,185
4,827	*	Cornerstone Therapeutics, Inc	28,479
44,849	*	Cubist Pharmaceuticals, Inc	1,896,216
55,560	*,e	Curis, Inc	266,132
43,616	*,e	Cytori Therapeutics, Inc	103,370
37,973	*	Depomed, Inc	231,256
60,769	*	Durect Corp	42,538
17,682	*,e	Dusa Pharmaceuticals, Inc	103,617
72,586	*	Dyax Corp	118,315
110,041	*,e	Dynavax Technologies Corp	551,305
18,008	*	Emergent Biosolutions, Inc	253,192
13,520	*,e	Endocyte, Inc	96,533
32,653	*	Enzo Biochem, Inc	89,469
26,957	*,e	Enzon Pharmaceuticals, Inc	167,942
34,639	*	eResearch Technology, Inc	273,648
39,485	*	Exact Sciences Corp	425,253
104,028	*,e	Exelixis, Inc	499,334
4,580	*	Fluidigm Corp	71,494
6,691	*	Furiex Pharmaceuticals Inc	96,150
12,525	*,e	Genomic Health, Inc	358,967
91,451	*,e	Geron Corp	153,638
2,371	*	Golf Trust Of America, Inc	20,391
16,979	*,e	GTx, Inc	53,144
62,341	*	Halozyme Therapeutics, Inc	504,339
16,563	*	Harvard Bioscience, Inc	66,086
7,724	*	Hi-Tech Pharmacal Co, Inc	251,725
3,850	*,e	Horizon Pharma, Inc	16,170
43,497	*	Idenix Pharmaceuticals, Inc	381,469
53,348	*,e	Immunogen, Inc	680,187
45,555	*,e	Immunomedics, Inc	163,542
46,024	*	Impax Laboratories, Inc	1,133,571

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

63,107	*,e	Incyte Corp	$1,431,267
13,396	*,e	Infinity Pharmaceuticals, Inc	180,846
17,687	*,e	Insmed, Inc	51,115
39,218	*,e	InterMune, Inc	409,436
37,986	*	Ironwood Pharmaceuticals, Inc	501,795
69,321	*	Isis Pharmaceuticals, Inc	554,568
22,121	*	ISTA Pharmaceuticals, Inc	200,195
15,976	*	Jazz Pharmaceuticals PLC	815,255
50,027	*	Keryx Biopharmaceuticals, Inc	79,043
37,366	*,e	KV Pharmaceutical Co (Class A)	42,971
11,709	*	Lannett Co, Inc	46,133
123,184	*,e	Lexicon Pharmaceuticals, Inc	199,558
13,478	*	Ligand Pharmaceuticals, Inc (Class B)	182,088
27,260	*	Luminex Corp	682,590
70,525	*,e	MannKind Corp	158,681
14,788	*,e	MAP Pharmaceuticals, Inc	189,582
20,446		Maxygen, Inc	115,520
37,784	*	Medicines Co	834,649
43,855		Medicis Pharmaceutical Corp (Class A)	1,687,102
22,180	*	Medivation, Inc	1,793,918
5,389		Medtox Scientific, Inc	119,097
24,177	*,e	Metabolix, Inc	65,520
32,123	*	Momenta Pharmaceuticals, Inc	510,113
31,729	*	Nabi Biopharmaceuticals	52,987
79,031	*,e	Nektar Therapeutics	602,216
33,210	*,e	Neostem, Inc	11,956
40,073	*	Neurocrine Biosciences, Inc	297,742
4,770	*,e	NewLink Genetics Corp	55,523
2,794	*,e	Novacea, Inc	25,118
79,307	*,e	Novavax, Inc	107,858
59,990	*	NPS Pharmaceuticals, Inc	429,528
13,970	*,e	Nymox Pharmaceutical Corp	113,856
13,395	*	Obagi Medical Products, Inc	175,742
10,271	*	OncoGenex Pharmaceutical, Inc	133,523
27,941	*,e	Oncothyreon, Inc	119,867
44,810	*	Onyx Pharmaceuticals, Inc	2,039,303
75,760	*,e	Opko Health, Inc	359,860
32,063	*,e	Optimer Pharmaceuticals, Inc	474,532
32,442	*	Orexigen Therapeutics, Inc	113,547
13,014	*,e	Osiris Therapeutics, Inc	69,104
28,539	*,e	Pacific Biosciences of California, Inc	77,055
6,002	*,e	Pacira Pharmaceuticals, Inc	67,282
26,155		Pain Therapeutics, Inc	105,928
25,618	*	Par Pharmaceutical Cos, Inc	1,084,666
41,474	*	Parexel International Corp	1,117,310
99,803	e	PDL BioPharma, Inc	627,761
54,852	*,e	Peregrine Pharmaceuticals, Inc	25,780
32,824	*,e	Pharmacyclics, Inc	904,629
25,635	*,e	PharmAthene, Inc	41,529
13,195	*,e	Pozen, Inc	87,879
21,151	*	Progenics Pharmaceuticals, Inc	232,450
37,727	*,e	Questcor Pharmaceuticals, Inc	1,693,942

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,283	*,e	Raptor Pharmaceutical Corp	$189,178
47,337	*	Rigel Pharmaceuticals, Inc	365,915
4,807	*,e	Sagent Pharmaceuticals	86,478
41,208	*	Salix Pharmaceuticals Ltd	2,035,675
38,201	*,e	Sangamo Biosciences, Inc	177,635
38,670	*	Santarus, Inc	246,328
51,783	*,e	Savient Pharmaceuticals, Inc	122,726
25,963	*	Sciclone Pharmaceuticals, Inc	155,518
68,792	*,e	Seattle Genetics, Inc	1,360,018
80,096	*,e	Sequenom, Inc	410,092
25,786	*,e	SIGA Technologies, Inc	85,094
41,154	*,e	Spectrum Pharmaceuticals, Inc	437,467
8,144	*	Sucampo Pharmaceuticals, Inc (Class A)	67,758
20,412	*,e	Sunesis Pharmaceuticals, Inc	56,133
16,868	*,e	Synta Pharmaceuticals Corp	73,376
22,089	*	Targacept, Inc	104,923
49,061	*,e	Theravance, Inc	1,061,680
9,015	*,e,m	Trius Therapeutics, Inc	48,411
20,208	*	Vanda Pharmaceuticals, Inc	89,521
4,420	*	Verastem, Inc	45,880
58,786	*,e	Vical, Inc	183,412
50,465	*	Viropharma, Inc	1,097,614
69,683	*	Vivus, Inc	1,687,722
25,580	*,e	Xenoport, Inc	116,901
46,269	*,e	ZIOPHARM Oncology, Inc	220,240
17,012	*,e	Zogenix, Inc	31,132

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	53,656,578

REAL ESTATE - 9.7%
29,571		Acadia Realty Trust	685,456
6,645		AG Mortgage Investment Trust	131,571
8,140		Agree Realty Corp	185,592
1,507		Alexander’s, Inc	587,172
23,156		American Assets Trust,Inc	544,398
52,971		American Campus Communities, Inc	2,354,561
12,290		American Capital Mortgage, Inc	279,352
96,830		Anworth Mortgage Asset Corp	652,634
14,507		Apollo Commercial Real Estate Finance, Inc	233,998
124,132		ARMOUR Residential REIT, Inc	866,441
36,524		Ashford Hospitality Trust, Inc	311,915
29,220		Associated Estates Realty Corp	494,695
6,290	*	AV Homes, Inc	78,436
108,850		BioMed Realty Trust, Inc	2,157,407
21,941		Campus Crest Communities, Inc	255,613
48,864		Capital Lease Funding, Inc	202,786
64,456		Capstead Mortgage Corp	884,981
105,561		CBL & Associates Properties, Inc	1,966,601
37,939		Cedar Shopping Centers, Inc	198,042
11,509		Chatham Lodging Trust	149,617
22,791		Chesapeake Lodging Trust	412,517
62,697		Colonial Properties Trust	1,402,532
23,113		Colony Financial, Inc	392,690

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,463	e	Consolidated-Tomoka Land Co	$72,412
13,622		Coresite Realty	339,324
64,366		Cousins Properties, Inc	505,917
41,886		CreXus Investment Corp	439,384
86,573		CubeSmart	1,087,357
79,975		CYS Investments, Inc	1,098,057
174,203		DCT Industrial Trust, Inc	1,033,024
118,235		DiamondRock Hospitality Co	1,256,838
41,683		DuPont Fabros Technology, Inc	1,131,693
37,915		Dynex Capital, Inc	357,538
19,123		EastGroup Properties, Inc	961,887
65,565		Education Realty Trust, Inc	738,917
32,925		Entertainment Properties Trust	1,580,071
23,189		Equity Lifestyle Properties, Inc	1,621,839
37,961		Equity One, Inc	788,830
22,311		Excel Trust, Inc	267,509
73,011		Extra Space Storage, Inc	2,215,884
86,432	*	FelCor Lodging Trust, Inc	364,743
60,198	*	First Industrial Realty Trust, Inc	742,843
34,929		First Potomac Realty Trust	434,517
24,835	*	Forestar Real Estate Group, Inc	381,962
51,006		Franklin Street Properties Corp	513,630
18,866		Getty Realty Corp	298,460
8,840		Gladstone Commercial Corp	150,192
99,740		Glimcher Realty Trust	986,429
24,620		Government Properties Income Trust	571,676
67,384		Hatteras Financial Corp	1,962,896
55,222		Healthcare Realty Trust, Inc	1,186,169
97,717		Hersha Hospitality Trust	561,873
51,034		Highwoods Properties, Inc	1,772,411
34,024		Home Properties, Inc	2,077,165
15,938		Hudson Pacific Properties	252,298
53,014		Inland Real Estate Corp	455,920
82,059		Invesco Mortgage Capital, Inc	1,447,521
59,820		Investors Real Estate Trust	431,900
59,498	*	iStar Financial, Inc	411,726
18,900	e	Kennedy-Wilson Holdings, Inc	265,734
48,749		Kilroy Realty Corp	2,313,140
37,615		Kite Realty Group Trust	192,213
60,116		LaSalle Hotel Properties	1,768,012
83,625		Lexington Corporate Properties Trust	744,262
21,512		LTC Properties, Inc	715,919
33,379	*	Maguire Properties, Inc	70,430
94,168		Medical Properties Trust, Inc	883,296
254,314		MFA Mortgage Investments, Inc	1,876,837
29,200		Mid-America Apartment Communities, Inc	1,987,644
11,948		Mission West Properties, Inc	104,903
27,857		Monmouth Real Estate Investment Corp (Class A)	285,813
17,195		National Health Investors, Inc	850,637
74,536		National Retail Properties, Inc	2,040,796
87,928		Newcastle Investment Corp	621,651
80,916		NorthStar Realty Finance Corp	461,221

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,973		NRDC Acquisition Corp	$437,072
71,795		Omega Healthcare Investors, Inc	1,537,131
7,765		One Liberty Properties, Inc	146,836
17,539		Parkway Properties, Inc	173,461
36,322		Pebblebrook Hotel Trust	874,634
40,082		Pennsylvania Real Estate Investment Trust	564,755
20,898		Pennymac Mortgage Investment Trust	424,020
37,881		Post Properties, Inc	1,844,805
28,570		Potlatch Corp	894,241
13,119		PS Business Parks, Inc	895,372
34,134		RAIT Investment Trust	165,209
27,125		Ramco-Gershenson Properties	326,585
54,976		Redwood Trust, Inc	642,120
58,716		Resource Capital Corp	317,066
18,804		RLJ Lodging Trust	353,139
26,469		Sabra Healthcare REIT, Inc	443,091
4,885		Saul Centers, Inc	195,449
19,535		Sovran Self Storage, Inc	1,029,494
11,465		STAG Industrial, Inc	159,593
80,297		Starwood Property Trust, Inc	1,675,798
134,645	*	Strategic Hotels & Resorts, Inc	916,932
19,009		Summit Hotel Properties, Inc	158,915
18,675		Sun Communities, Inc	817,031
84,418	*	Sunstone Hotel Investors, Inc	861,064
61,025		Tanger Factory Outlet Centers, Inc	1,911,303
9,604	*	Tejon Ranch Co	286,776
10,915		Terreno Realty Corp	156,084
150,702		Two Harbors Investment Corp	1,576,343
7,771		UMH Properties, Inc	91,620
8,585		Universal Health Realty Income Trust	347,177
16,800		Urstadt Biddle Properties, Inc (Class A)	323,232
46,607		Washington Real Estate Investment Trust	1,377,237
5,396		Whitestone REIT	74,573
20,203		Winthrop Realty Trust	215,566

		TOTAL REAL ESTATE	83,326,051

RETAILING - 4.1%
12,318	*	1-800-FLOWERS.COM, Inc (Class A)	36,708
58,363	*	Aeropostale, Inc	1,294,491
6,181	*	America’s Car-Mart, Inc	283,955
34,967	*	Ann Taylor Stores Corp	968,236
20,841	*	Asbury Automotive Group, Inc	581,881
13,181	*	Audiovox Corp (Class A)	167,267
19,924	*,e	Barnes & Noble, Inc	413,423
25,662		Bebe Stores, Inc	210,428
16,510		Big 5 Sporting Goods Corp	138,189
8,189	*,e	Blue Nile, Inc	247,963
8,492	*	Body Central Corp	257,902
8,305	e	Bon-Ton Stores, Inc	51,491
29,586	e	Brown Shoe Co, Inc	269,528
19,090	e	Buckle, Inc	881,576
10,821	*	Build-A-Bear Workshop, Inc	48,803

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,697	*	Cabela’s, Inc	$1,160,654
31,277	*	Casual Male Retail Group, Inc	98,210
19,647		Cato Corp (Class A)	546,776
83,210	*	Charming Shoppes, Inc	490,939
17,121	*	Children’s Place Retail Stores, Inc	787,224
26,485		Christopher & Banks Corp	49,527
11,151	*	Citi Trends, Inc	124,222
65,404	*	Coldwater Creek, Inc	64,750
43,310	*	Collective Brands, Inc	899,549
11,119	*	Conn’s, Inc	181,796
7,728		Core-Mark Holding Co, Inc	298,301
13,731	*	Cost Plus, Inc	265,969
7,216		Destination Maternity Corp	143,165
39,358		Express Parent LLC	929,636
36,833		Finish Line, Inc (Class A)	819,903
7,010	*,e	Francesca’s Holdings Corp	219,763
27,132		Fred’s, Inc (Class A)	388,530
16,831	*	Genesco, Inc	1,262,325
16,823		GNC Holdings, Inc	657,106
3,776	*	Gordmans Stores, Inc	80,202
16,128		Group 1 Automotive, Inc	933,489
12,650		Haverty Furniture Cos, Inc	151,800
11,863	*,e	HHgregg, Inc	124,087
19,327	*	Hibbett Sports, Inc	1,154,208
30,330		Hot Topic, Inc	297,234
28,177		HSN, Inc	1,090,450
19,663	*,e	JOS A Bank Clothiers, Inc	934,976
11,776	*	Kirkland’s, Inc	172,401
16,051	e	Lithia Motors, Inc (Class A)	430,648
16,195	*,e	Lumber Liquidators, Inc	468,521
17,049	*	MarineMax, Inc	181,742
3,920	*,e	Mattress Firm Holding Corp	156,957
36,467		Men’s Wearhouse, Inc	1,350,738
21,479		Monro Muffler, Inc	886,224
19,425	*	New York & Co, Inc	76,729
18,258		Nutri/System, Inc	211,428
199,104	*	Office Depot, Inc	605,276
58,585	*	OfficeMax, Inc	272,420
14,660	*	Orbitz Worldwide, Inc	53,509
10,422	*,e	Overstock.com, Inc	62,845
33,449	*,e	Pacific Sunwear Of California, Inc	49,170
31,744		Penske Auto Group, Inc	839,311
36,626		PEP Boys - Manny Moe & Jack	546,826
14,501	e	PetMed Express, Inc	195,328
70,099		Pier 1 Imports, Inc	1,204,301
41,428		Rent-A-Center, Inc	1,417,252
10,411	*,e	Rue21, Inc	315,974
82,234	*,e	Saks, Inc	901,285
39,458	*	Select Comfort Corp	1,139,547
9,549	*	Shoe Carnival, Inc	185,633
21,425	*,e	Shutterfly, Inc	666,746
27,667	e	Sonic Automotive, Inc (Class A)	465,359

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,173	*	Sourceforge, Inc	$46,167
21,805		Stage Stores, Inc	332,962
18,240		Stein Mart, Inc	117,101
7,481	*	Systemax, Inc	128,449
52,702	*,e	Talbots, Inc	155,998
5,000	*,e	Teavana Holdings, Inc	104,450
33,379	*	Tuesday Morning Corp	134,851
10,292	*	US Auto Parts Network, Inc	37,257
29,588	*,e	Valuevision International, Inc (Class A)	47,932
17,580	*	Vitamin Shoppe, Inc	827,491
10,612	*	West Marine, Inc	124,266
63,932	*	Wet Seal, Inc (Class A)	210,336
1,668		Winmark Corp	95,643
22,970	*,e	Zale Corp	62,938
15,031	*	Zumiez, Inc	551,036

		TOTAL RETAILING	35,839,679

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
29,675	*	Advanced Energy Industries, Inc	354,320
10,355	*	Alpha & Omega Semiconductor Lt	102,411
66,426	*,e	Amkor Technology, Inc	343,422
6,918	*,e	Amtech Systems, Inc	48,288
46,735	*	Anadigics, Inc	103,284
43,880	*	Applied Micro Circuits Corp	244,850
22,613	*	ATMI, Inc	475,099
75,263	*	Axcelis Technologies, Inc	102,358
22,409	*	AXT, Inc	114,062
47,098		Brooks Automation, Inc	553,872
16,567		Cabot Microelectronics Corp	569,573
34,654	*	Cavium Networks, Inc	1,013,976
16,007	*	Ceva, Inc	353,595
16	*,m	China Energy Savings Technology, Inc	0
46,707	*	Cirrus Logic, Inc	1,278,838
16,948		Cohu, Inc	186,089
21,577	*	Cymer, Inc	1,118,552
25,385	*	Diodes, Inc	565,832
19,592	*	DSP Group, Inc	128,132
95,443	*	Entegris, Inc	844,671
58,579	*,e	Entropic Communications, Inc	247,789
25,093	*	Exar Corp	198,737
35,969	*	Formfactor, Inc	201,426
28,655	*	FSI International, Inc	145,281
14,331	*	GSI Technology, Inc	60,620
82,672	*,e	GT Solar International, Inc	538,195
22,082	*	Hittite Microwave Corp	1,182,270
14,812	*,e	Inphi Corp	150,342
104,487	*	Integrated Device Technology, Inc	707,377
19,189	*	Integrated Silicon Solution, Inc	203,787
6,620	*	Intermolecular, Inc	44,155
17,732	*	IXYS Corp	220,941
44,101	*	Kopin Corp	157,441
51,477	*	Kulicke & Soffa Industries, Inc	674,349

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

81,829	*	Lattice Semiconductor Corp	$446,786
35,326	*	LTX-Credence Corp	243,749
12,072	*	MaxLinear, Inc	58,549
35,161		Micrel, Inc	382,903
61,595	*	Microsemi Corp	1,325,524
23,528	*,e	Mindspeed Technologies, Inc	117,875
36,369	*	MIPS Technologies, Inc	237,853
36,807		MKS Instruments, Inc	1,017,714
20,693	*	Monolithic Power Systems, Inc	428,759
22,426	*	MoSys, Inc	80,734
14,886	*	Nanometrics, Inc	230,882
3,565	*,e	NVE Corp	180,674
36,571	*	Omnivision Technologies, Inc	673,638
16,507	*,e	PDF Solutions, Inc	145,592
17,565	*	Pericom Semiconductor Corp	138,061
42,379	*	Photronics, Inc	262,326
32,202	*	PLX Technology, Inc	128,164
20,323		Power Integrations, Inc	769,835
68,066	*	Rambus, Inc	346,456
198,248	*	RF Micro Devices, Inc	858,414
12,086	*,e	Rubicon Technology, Inc	114,213
23,408	*	Rudolph Technologies, Inc	252,806
45,972	*	Semtech Corp	1,253,197
26,073	*	Sigma Designs, Inc	143,662
56,260	*	Silicon Image, Inc	337,560
34,989	*	Spansion, Inc	421,967
16,735	*	Standard Microsystems Corp	443,143
20,754	*,e	STR Holdings, Inc	79,280
8,378	*	Supertex, Inc	171,498
36,711	*	Tessera Technologies, Inc	574,160
116,914	*	Triquint Semiconductor, Inc	570,540
15,831	*	Ultra Clean Holdings	108,442
17,520	*	Ultratech, Inc	559,589
28,499	*,e	Veeco Instruments, Inc	860,385
17,053	*	Volterra Semiconductor Corp	560,873

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	27,759,737

SOFTWARE & SERVICES - 8.1%
39,703	*	Accelrys, Inc	326,756
27,538	*	ACI Worldwide, Inc	1,097,665
8,880	*,e	Active Network, Inc	149,184
24,478	*	Actuate Corp	173,794
57,127	*	Acxiom Corp	784,354
23,252	*	Advent Software, Inc	627,571
16,797	*	American Software, Inc (Class A)	139,079
22,619	*,e	Ancestry.com, Inc	603,927
6,980	*,e	Angie’s List, Inc	97,371
59,616	*	Aspen Technology, Inc	1,179,204
5,590	*,e	AVG Technologies NV	77,422
16,120	*,e	Bankrate, Inc	377,530
7,620	*,e	Bazaarvoice, Inc	150,952
31,479		Blackbaud, Inc	975,219

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,126	*	Bottomline Technologies, Inc	$591,215
4,010	*	Brightcove, Inc	75,187
16,242	*,e	BroadSoft, Inc	695,320
18,902	*	CACI International, Inc (Class A)	1,155,479
21,677	*,e	Callidus Software, Inc	171,682
5,030	*,e	Carbonite, Inc	40,190
30,534	*	Cardtronics, Inc	804,876
6,266		Cass Information Systems, Inc	256,593
46,404	*	Ciber, Inc	193,041
8,325	*,m	Clinical Data, Inc	7,909
31,061	*	Commvault Systems, Inc	1,617,346
11,206	*	Computer Task Group, Inc	161,590
22,131	*	comScore, Inc	440,850
31,499	*,e	Concur Technologies, Inc	1,781,583
20,995	*,e	Constant Contact, Inc	507,449
74,294	*	Convergys Corp	993,311
8,723	*	Convio, Inc	139,568
8,229	*,e	Cornerstone OnDemand, Inc	170,999
17,807	*	CoStar Group, Inc	1,297,952
25,179	*	CSG Systems International, Inc	362,578
29,424	*	DealerTrack Holdings, Inc	877,718
16,038	*	Deltek, Inc	167,437
5,610	*,e	Demand Media, Inc	46,619
35,355	*	Dice Holdings, Inc	381,127
27,229	*	Digital River, Inc	512,177
4,039	*	DMRC Corp	105,620
6,447	*	Dynamics Research Corp	46,354
78,242		Earthlink, Inc	635,325
20,328	e	Ebix, Inc	415,708
8,183	*,e	Echo Global Logistics, Inc	139,356
6,182	*	Ellie Mae, Inc	80,119
13,841	*	Envestnet, Inc	173,151
2,560	*	EPAM Systems, Inc	52,838
23,683		EPIQ Systems, Inc	269,039
2,129	*	ePlus, Inc	63,146
36,044	*	Euronet Worldwide, Inc	779,632
11,783	*	ExlService Holdings, Inc	326,153
25,235		Fair Isaac Corp	1,082,582
22,450	*	FalconStor Software, Inc	73,860
10,806		Forrester Research, Inc	383,073
3,649	*,e	FriendFinder Networks, Inc	3,977
17,421	*,e,m	Gerber Scientific, Inc	0
46,011	*	Global Cash Access, Inc	388,793
36,067	*,e	Glu Mobile, Inc	164,105
10,635	*	Guidance Software, Inc	100,926
6,180	*	Guidewire Software, Inc	168,220
22,552	*	Hackett Group, Inc	128,772
27,499		Heartland Payment Systems, Inc	837,894
22,191	*,e	Higher One Holdings, Inc	349,952
22,287	*	iGate Corp	433,705
3,770	*	Imperva, Inc	131,083
27,793	*	Infospace, Inc	309,336

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,601	*	Interactive Intelligence, Inc	$284,766
37,498	*	Internap Network Services Corp	263,986
32,430	e	j2 Global, Inc	837,667
61,486		Jack Henry & Associates, Inc	2,088,064
30,096	*	JDA Software Group, Inc	869,172
10,800	*,e	Jive Software, Inc	257,148
18,969	*	Kenexa Corp	619,717
10,964		Keynote Systems, Inc	201,738
27,655	*,e	KIT Digital, Inc	187,501
21,193	*	Knot, Inc	196,459
48,976	*,e	Limelight Networks, Inc	134,194
43,965	*	Lionbridge Technologies	120,904
13,432	*	Liquidity Services, Inc	716,329
37,765	*	Liveperson, Inc	599,708
14,601	*	LogMeIn, Inc	525,782
12,683	*,e	LoopNet, Inc	243,133
14,566	*	Manhattan Associates, Inc	730,485
16,423		Mantech International Corp (Class A)	516,011
14,413	e	Marchex, Inc (Class B)	50,157
24,484		MAXIMUS, Inc	1,083,417
67,908	*	Mentor Graphics Corp	981,271
5,649	*	MicroStrategy, Inc (Class A)	789,617
32,491		ModusLink Global Solutions, Inc	160,830
7,500	*	MoneyGram International, Inc	126,300
24,554	*	Monotype Imaging Holdings, Inc	348,421
33,104	*,e	Motricity, Inc	34,097
28,150	*	Move, Inc	244,905
4,805	*	NCI, Inc (Class A)	23,833
25,905	*	Netscout Systems, Inc	535,974
20,309	*	NetSuite, Inc	901,313
45,035		NIC, Inc	503,942
16,811	*,e	OpenTable, Inc	751,956
60,224	*	Openwave Systems, Inc	155,378
9,893		Opnet Technologies, Inc	229,122
84,893	*	Parametric Technology Corp	1,831,991
11,910	e	Pegasystems, Inc	442,933
17,488	*	Perficient, Inc	210,031
14,169	*	PRG-Schultz International, Inc	89,548
43,456	*	Progress Software Corp	1,005,572
15,517	*	PROS Holdings, Inc	305,530
4,513	*	QAD, Inc (Class A)	55,736
52,543	*	QLIK Technologies, Inc	1,513,764
4,967	*,e	Quepasa Corp	18,875
39,999	*	Quest Software, Inc	930,777
19,688	*	QuinStreet, Inc	206,921
15,156		RealNetworks, Inc	145,043
21,039	*,e	RealPage, Inc	381,858
6,830	*	Responsys, Inc	87,287
10,254	*,e	Rosetta Stone, Inc	107,257
20,829	*	Saba Software, Inc	202,458
76,964		Sapient Corp	921,259
8,923	*	Sciquest, Inc	132,507

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,678	*	Seachange International, Inc	$169,973
7,209	*,e	ServiceSource International LLC	119,525
25,324	*	Smith Micro Software, Inc	50,901
40,523	*	SolarWinds, Inc	1,900,934
20,305	*	Sourcefire, Inc	1,035,352
6,115	*	SPS Commerce, Inc	170,119
6,738	*	SRS Labs, Inc	64,213
18,210	*	SS&C Technologies Holdings, Inc	432,852
8,370		Stamps.com, Inc	242,981
33,898	*	SupportSoft, Inc	123,050
18,322	*	Synchronoss Technologies, Inc	573,479
11,074		Syntel, Inc	663,222
21,084	*	TA Indigo Holding Corp	98,251
53,054	*	Take-Two Interactive Software, Inc	748,061
7,180	*	Tangoe, Inc	147,046
9,819	*	TechTarget, Inc	73,053
38,202	*	TeleCommunication Systems, Inc (Class A)	73,730
11,903	*	TeleNav, Inc	80,583
17,686	*	TeleTech Holdings, Inc	267,943
38,040	*,e	THQ, Inc	25,768
84,649	*	TiVo, Inc	913,363
17,663	*	TNS, Inc	360,325
4,378	*,e	Travelzoo, Inc	113,653
20,972	*	Tyler Technologies, Inc	837,831
18,211	*	Ultimate Software Group, Inc	1,405,161
31,215	*	Unisys Corp	582,472
62,012		United Online, Inc	293,937
55,605	*	Valueclick, Inc	1,177,714
20,078	*	Vasco Data Security International	156,408
14,626	*	Verint Systems, Inc	442,290
28,548	e	VirnetX Holding Corp	709,132
10,911	*	Virtusa Corp	164,647
11,864	*	Vocus, Inc	153,402
58,010	*,e	Wave Systems Corp	82,954
28,438	*	Websense, Inc	589,804
21,076	*	Website Pros, Inc	272,934
27,244	*	Wright Express Corp	1,738,712
2,880	*,e	Zillow, Inc	100,426
45,941	*	Zix Corp	130,013

		TOTAL SOFTWARE & SERVICES	70,041,401

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
29,919	*,e	3D Systems Corp	882,311
45,662		Adtran, Inc	1,393,604
11,749	*	Agilysys, Inc	102,921
10,225	*	Anaren, Inc	184,459
20,473		Anixter International, Inc	1,404,038
82,464	*	Arris Group, Inc	1,066,259
64,327	*,e	Aruba Networks, Inc	1,358,586
21,115	*	Avid Technology, Inc	183,489
14,348	*,e	AX Holding Corp	160,698
7,229		Bel Fuse, Inc (Class B)	128,604

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,838	*	Benchmark Electronics, Inc	$680,267
13,123		Black Box Corp	296,711
36,009	*,e	Bookham, Inc	103,346
48,854	*	Brightpoint, Inc	298,986
30,329	*,e	Calix Networks, Inc	241,419
27,407	*	Checkpoint Systems, Inc	300,381
29,792		Cognex Corp	1,199,128
16,610	*	Coherent, Inc	873,686
4,821		Communications Systems, Inc	62,721
13,973		Comtech Telecommunications Corp	432,045
25,365	*	Cray, Inc	282,820
23,770		CTS Corp	255,052
24,150		Daktronics, Inc	196,581
9,717		DDi Corp	126,127
18,150	*	Digi International, Inc	168,432
40,749	*	Dot Hill Systems Corp	50,936
12,049	*	DTS, Inc	375,929
24,989	*	Echelon Corp	108,952
13,579		Electro Rent Corp	211,561
15,227		Electro Scientific Industries, Inc	217,137
33,629	*	Electronics for Imaging, Inc	600,278
12,624	*,e	eMagin Corp	39,261
15,951	*,e	EMCORE Corp	72,098
62,684	*	Emulex Corp	544,097
66,384	*	Extreme Networks, Inc	254,251
14,812	*	Fabrinet	249,138
11,633	*	FARO Technologies, Inc	651,215
27,263	*	FEI Co	1,367,785
64,180	*,e	Finisar Corp	1,060,254
15,146	*	Globecomm Systems, Inc	214,770
17,328	*	GSI Group, Inc	209,149
79,279	*	Harmonic, Inc	374,197
43,398	*	Harris Stratex Networks, Inc (Class A)	110,665
21,477	*	Imation Corp	124,567
22,396	*	Immersion Corp	122,058
75,814	*,e	Infinera Corp	542,828
31,438	*	Insight Enterprises, Inc	638,506
32,118	e	InterDigital, Inc	890,311
40,594	*	Intermec, Inc	215,960
16,120	*	Intevac, Inc	129,927
6,860	*,e	InvenSense, Inc	110,309
27,924	*	Ixia	351,842
29,950	*	Kemet Corp	254,874
9,451	*	KVH Industries, Inc	94,321
11,865	*	LeCroy Corp	122,684
15,815		Littelfuse, Inc	991,126
7,902		Loral Space & Communications, Inc	490,319
19,147	*,e	Maxwell Technologies, Inc	182,088
10,563	*	Measurement Specialties, Inc	377,416
20,568	*	Mercury Computer Systems, Inc	271,498
7,777	*,e	Meru Networks, Inc	22,087
25,051		Methode Electronics, Inc	211,681

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,048	*,e	Microvision, Inc	$18,689
11,119		MTS Systems Corp	533,378
6,720	*	Multi-Fineline Electronix, Inc	178,013
6,190	*,e	NeoPhotonics Corp Ltd	29,279
25,813	*	Netgear, Inc	993,800
26,782	*	Newport Corp	457,169
22,837	*	Novatel Wireless, Inc	65,999
6,872	*,e	Numerex Corp	65,147
46,087	*,e	OCZ Technology Group, Inc	271,913
13,691	*	Oplink Communications, Inc	216,865
22,285	*	OpNext, Inc	26,519
13,589	*	OSI Systems, Inc	908,561
15,082		Park Electrochemical Corp	435,116
5,858		PC Connection, Inc	46,981
30,743		Plantronics, Inc	1,178,072
25,117	*	Plexus Corp	813,037
47,950	*	Power-One, Inc	205,226
22,418	*,e	Powerwave Technologies, Inc	25,332
13,593	*	Procera Networks, Inc	282,191
163,814	*	Quantum Corp	389,877
21,055	*,e	Rackable Systems, Inc	198,759
13,686	*	Radisys Corp	86,906
30,021	*,e	RealD, Inc	362,654
11,610		Richardson Electronics Ltd	146,402
5,583		Rimage Corp	50,750
20,581	*	Rofin-Sinar Technologies, Inc	518,641
11,346	*	Rogers Corp	434,438
58,415	*	Sanmina-SCI Corp	519,893
19,544	*	Scansource, Inc	644,170
27,886	*,e	SCM Microsystems, Inc	57,445
34,053	*	ShoreTel, Inc	163,114
145,906	*	Sonus Networks, Inc	412,914
25,250	*,e	STEC, Inc	209,323
14,959	*,e	Stratasys, Inc	766,050
19,933	*	Super Micro Computer, Inc	351,818
13,873		Sycamore Networks, Inc	216,280
30,539	*	Symmetricom, Inc	169,797
22,951	*,e	Synaptics, Inc	704,825
18,120	*	SYNNEX Corp	690,191
30,521		Technitrol, Inc	62,568
36,490	*	TTM Technologies, Inc	376,942
5,980	*,e	Ubiquiti Networks, Inc	197,460
27,514	*,e	Universal Display Corp	1,237,305
11,171	*,e	Veraz Networks, Inc	10,948
25,559	*	Viasat, Inc	1,234,500
2,486	*	Viasystems Group, Inc	55,413
8,870	*	Vishay Precision Group, Inc	128,438
38,374	*	Westell Technologies, Inc	87,493
17,984	*	X-Rite, Inc	99,631
19,494		Xyratex Ltd	283,053
10,901	*	Zygo Corp	215,731

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	43,073,762

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 0.8%
45,546	*,e	8x8, Inc	$188,105
16,378		AboveNet, Inc	1,362,158
32,142	e	Alaska Communications Systems Group, Inc	82,284
6,356		Atlantic Tele-Network, Inc	216,485
4,212	*,e	Boingo Wireless, Inc	44,352
19,643	*	Cbeyond Communications, Inc	126,304
137,459	*	Cincinnati Bell, Inc	522,344
32,757	*	Cogent Communications Group, Inc	613,539
18,348	e	Consolidated Communications Holdings, Inc	355,034
17,761	*,e	Fairpoint Communications, Inc	82,233
28,421	*	General Communication, Inc (Class A)	216,000
71,973	*,e	Globalstar, Inc	38,146
9,679		HickoryTech Corp	96,112
10,049		IDT Corp (Class B)	84,613
19,816	*	inContact, Inc	107,997
29,292	*,e	Iridium Communications, Inc	257,477
44,901	*,e	Leap Wireless International, Inc	251,894
10,304		Lumos Networks Corp	93,148
22,155	*	Neutral Tandem, Inc	257,441
11,236		NTELOS Holdings Corp	227,192
24,801	*	Orbcomm, Inc	80,851
35,849	*	Premiere Global Services, Inc	320,849
16,645		Shenandoah Telecom Co	185,592
9,724		SureWest Communications	219,568
68	*,b,m	Touch America Holdings, Inc	0
33,373	*,e	Towerstream Corp	153,182
15,398		USA Mobility, Inc	198,942
94,450	*	Vonage Holdings Corp	192,678

		TOTAL TELECOMMUNICATION SERVICES	6,574,520

TRANSPORTATION - 2.3%
36,012	*	Air Transport Services Group, Inc	190,864
50,776	*	Alaska Air Group, Inc	1,716,229
10,409	*	Allegiant Travel Co	611,633
6,107		Amerco, Inc	613,387
17,454		Arkansas Best Corp	267,744
18,600	*	Atlas Air Worldwide Holdings, Inc	856,530
74,550	*	Avis Budget Group, Inc	981,078
13,428	e	Baltic Trading Ltd	62,440
14,511		Celadon Group, Inc	226,807
6,018	*,e	Covenant Transportation Group, Inc	19,920
20,454	*	Dollar Thrifty Automotive Group, Inc	1,653,910
46,029	*,e	Eagle Bulk Shipping, Inc	75,488
30,398	*,e	Excel Maritime Carriers Ltd	56,844
21,002		Forward Air Corp	709,448
25,387	*,e	Genco Shipping & Trading Ltd	135,820
27,977	*	Genesee & Wyoming, Inc (Class A)	1,508,240
36,038	*	Hawaiian Holdings, Inc	203,975
35,779		Heartland Express, Inc	494,823
26,171	*	Hub Group, Inc (Class A)	915,985

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,197		International Shipholding Corp	$67,649
173,652	*,e	JetBlue Airways Corp	824,847
43,156		Knight Transportation, Inc	708,621
11,257		Marten Transport Ltd	237,185
33,912	*	Old Dominion Freight Line	1,508,067
25,307	*	Pacer International, Inc	152,095
5,856	*	Park-Ohio Holdings Corp	126,431
4,463	*	Patriot Transportation Holding, Inc	98,052
10,805	*	Quality Distribution, Inc	120,692
15,701	*	RailAmerica, Inc	363,949
34,804	*,e	Republic Airways Holdings, Inc	177,152
6,054	*	Roadrunner Transportation Services Holdings, Inc	105,037
11,420	*	Saia, Inc	214,468
38,610		Skywest, Inc	347,104
11,604	*	Spirit Airlines, Inc	278,728
55,432	*	Swift Transportation Co, Inc	581,482
17,034	*,e	Ultrapetrol Bahamas Ltd	32,535
4,016		Universal Truckload Services, Inc	62,650
115,307	*	US Airways Group, Inc	1,183,050
31,379		Werner Enterprises, Inc	741,172
14,720	*	Wesco Aircraft Holdings, Inc	232,429
7,386	*,e	Zipcar, Inc	89,001

		TOTAL TRANSPORTATION	19,553,561

UTILITIES - 3.2%
24,023		Allete, Inc	989,988
12,908		American States Water Co	470,368
4,373	e	Artesian Resources Corp	83,481
81,594	e	Atlantic Power Corp	1,165,162
41,037		Avista Corp	1,085,018
30,805		Black Hills Corp	1,016,873
8,462	*,e	Cadiz, Inc	71,335
28,981		California Water Service Group	524,846
9,828	e	Central Vermont Public Service Corp	346,437
11,282	e	CH Energy Group, Inc	740,325
6,977		Chesapeake Utilities Corp	293,174
43,240		Cleco Corp	1,764,192
5,753		Connecticut Water Service, Inc	159,646
10,119		Consolidated Water Co, Inc	72,553
29,736		El Paso Electric Co	911,111
29,530		Empire District Electric Co	605,956
10,049		Genie Energy Ltd	83,608
35,281		Idacorp, Inc	1,437,348
15,993		Laclede Group, Inc	629,804
16,775		MGE Energy, Inc	767,289
10,708		Middlesex Water Co	198,740
29,177		New Jersey Resources Corp	1,261,613
19,291		Northwest Natural Gas Co	881,599
25,588		NorthWestern Corp	908,886
12,985	e	Ormat Technologies, Inc	256,713
25,119		Otter Tail Corp	551,613
51,137		Piedmont Natural Gas Co, Inc	1,558,656

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

56,073		PNM Resources, Inc	$1,051,929
53,210		Portland General Electric Co	1,374,414
9,305		SJW Corp	224,250
21,318		South Jersey Industries, Inc	1,049,911
32,331		Southwest Gas Corp	1,358,549
35,658		UIL Holdings Corp	1,225,565
26,193		Unisource Energy Corp	953,425
7,908		Unitil Corp	209,246
36,492		WGL Holdings, Inc	1,463,694
8,633		York Water Co	150,818

		TOTAL UTILITIES	27,898,135

		TOTAL COMMON STOCKS	857,079,669

		(Cost $760,799,269)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
8,048	e,m	Magnum Hunter Resources Corp	0

		TOTAL ENERGY	0

		TOTAL RIGHTS / WARRANTS	0

		(Cost $0)

SHORT-TERM INVESTMENTS - 14.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 14.0%
120,048,494	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	120,048,494

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	120,048,494

		TOTAL SHORT-TERM INVESTMENTS	120,048,494

		(Cost $120,048,494)

		TOTAL INVESTMENTS - 113.8%	977,128,163
		(Cost $880,847,763)
		OTHER ASSETS & LIABILITIES, NET - (13.8)%	(118,580,446)

		NET ASSETS - 100.0%	$858,547,717

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	a	Affiliated holding
	b	In bankruptcy.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $115,019,340.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUSTRALIA - 8.7%
142,405		AGL Energy Ltd	$2,216,005
804,913		Alumina Ltd	961,435
375,767		Amcor Ltd	2,932,826
875,834		AMP Ltd	3,872,568
158,007	e	APA Group	855,592
282,454		Asciano Group	1,382,381
797,853		Australia & New Zealand Banking Group Ltd	19,765,420
51,488		Australian Stock Exchange Ltd	1,711,786
107,938		Bendigo Bank Ltd	844,045
971,352		BHP Billiton Ltd	36,044,169
236,959	e	Boral Ltd	926,738
444,849		Brambles Ltd	3,337,715
40,096		Caltex Australia Ltd	571,237
19,788	e	Campbell Brothers Ltd	1,404,119
531,551		CFS Gandel Retail Trust	1,063,244
170,273		Coca-Cola Amatil Ltd	2,203,905
16,948	e	Cochlear Ltd	1,154,298
477,215		Commonwealth Bank of Australia	25,742,389
128,336		Computershare Ltd	1,119,306
137,204	*	Crown Ltd	1,295,578
159,540		CSL Ltd	6,075,363
1,405,075		DB RREEF Trust	1,363,236
201,575		Echo Entertainment Group Ltd	938,997
380,019	*,e	Fortescue Metals Group Ltd	2,207,668
514,808	*	GPT Group (ASE)	1,752,661
178,998	e	Harvey Norman Holdings Ltd	375,325
130,586	e	Iluka Resources Ltd	2,281,132
478,704	*	Incitec Pivot Ltd	1,617,886
623,435		Insurance Australia Group Ltd	2,286,759
641,339	e	John Fairfax Holdings Ltd	457,664
44,245	e	Leighton Holdings Ltd	943,277
157,536		Lend Lease Corp Ltd	1,213,366
547,663	*,e	Lynas Corp Ltd	632,331
442,079		Macquarie Goodman Group	1,652,846
105,509		Macquarie Group Ltd	3,180,094
225,429		Metcash Ltd	927,496
992,884	*	Mirvac Group	1,334,129
667,327		National Australia Bank Ltd	17,443,453
230,023	*	Newcrest Mining Ltd	6,268,143
111,066		Orica Ltd	3,090,923
325,472		Origin Energy Ltd	4,471,640
93,543		Oxiana Ltd	900,686
341,770	*	Qantas Airways Ltd	579,366
335,455		QBE Insurance Group Ltd	4,813,125

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

525,740		QR National Ltd	$1,983,909
41,736	e	Ramsay Health Care Ltd	869,839
131,938		Rio Tinto Ltd	9,027,844
283,424		Santos Ltd	4,111,625
47,049	e	Sims Group Ltd	691,872
119,321		Sonic Healthcare Ltd	1,560,916
432,446		SP AusNet	496,660
707,844	*	Stockland Trust Group	2,273,902
383,376		Suncorp-Metway Ltd	3,232,753
117,090		Sydney Airport	353,919
221,887		Tabcorp Holdings Ltd	661,863
393,526		Tattersall’s Ltd	1,056,850
1,306,884		Telstra Corp Ltd	4,818,464
195,682		Toll Holdings Ltd	1,186,056
383,102		Transurban Group	2,339,247
304,265		Wesfarmers Ltd	9,554,478
668,171		Westfield Group	6,388,617
874,023		Westfield Retail Trust	2,466,430
917,560		Westpac Banking Corp	21,623,418
128,000		Whitehaven Coal Ltd	704,677
195,873		Woodside Petroleum Ltd	7,083,437
370,337		Woolworths Ltd	9,985,683
56,860		WorleyParsons Ltd	1,664,934

		TOTAL AUSTRALIA	270,349,715

AUSTRIA - 0.2%
57,932		Erste Bank der Oesterreichischen Sparkassen AG.	1,335,864
294,277	*,e	IMMOFINANZ Immobilien Anlagen AG.	1,036,061
18,913		Oest Elektrizitatswirts AG. (Class A)	530,019
47,922	e	OMV AG.	1,621,046
15,867	*,e	Raiffeisen International Bank Holding AG.	527,958
108,473		Telekom Austria AG.	1,190,227
32,175		Voestalpine AG.	1,048,144
10,882		Wiener Staedtische Allgemeine Versicherung AG.	443,128

		TOTAL AUSTRIA	7,732,447

BELGIUM - 1.2%
12,045	e	Bekaert S.A.	357,742
44,599	e	Belgacom S.A.	1,267,289
22,336		Colruyt S.A.	915,149
32,414		Delhaize Group	1,577,637
658,783	e	Fortis	1,200,455
23,549	*,e	Groupe Bruxelles Lambert S.A.	1,634,323
242,430	e	InBev NV	17,473,259
52,183		KBC Groep NV	1,011,674
10,403		Mobistar S.A.	393,911
18,219		Solvay S.A.	2,219,364
29,583	e	UCB S.A.	1,383,310
33,435	e	Umicore	1,815,647

		TOTAL BELGIUM	31,249,760

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.0%
343,000	e	Cosco Corp Singapore Ltd	$285,220

		TOTAL CHINA	285,220

DENMARK - 1.0%
159		AP Moller - Maersk AS (Class A)	1,185,952
402		AP Moller - Maersk AS (Class B)	3,147,634
32,578		Carlsberg AS (Class B)	2,812,190
6,897	e	Coloplast AS (Class B)	1,276,877
197,446	*	Danske Bank AS	3,208,682
58,717		DSV AS	1,339,028
128,348		Novo Nordisk AS (Class B)	18,921,442
70,386		Novozymes AS	1,847,120
149,313		TDC AS	1,070,297
7,185	e	TrygVesta AS	401,164
64,688	*,e	Vestas Wind Systems AS	570,164
6,911	*,e	William Demant Holding	652,942

		TOTAL DENMARK	36,433,492

FINLAND - 0.8%
41,425	e	Elisa Oyj (Series A)	934,196
135,655	e	Fortum Oyj	2,917,875
19,623	e	Kesko Oyj (B Shares)	524,864
45,540		Kone Oyj (Class B)	2,818,202
38,248		Metso Oyj	1,642,855
38,506	e	Neste Oil Oyj	455,654
1,117,665	e	Nokia Oyj	4,047,851
33,319	*,e	Nokian Renkaat Oyj	1,581,706
42,131	e	OKO Bank (Class A)	453,415
32,012	e	Orion Oyj (Class B)	653,005
126,108		Sampo Oyj (A Shares)	3,357,629
28,195	e	Sanoma-WSOY Oyj	294,838
173,669	e	Stora Enso Oyj (R Shares)	1,188,696
161,544		UPM-Kymmene Oyj	2,073,123
49,161	e	Wartsila Oyj (B Shares)	1,992,135

		TOTAL FINLAND	24,936,044

FRANCE - 8.4%
46,265		Accor S.A.	1,599,874
10,808	e	Aeroports de Paris	909,580
85,797	e	Air Liquide	11,035,815
763,886	*,e	Alcatel S.A.	1,174,723
64,396		Alstom RGPT	2,303,103
16,612		Arkema	1,473,303
15,198	e	Atos Origin S.A.	979,370
529,968	e	AXA S.A.	7,530,924
292,256		BNP Paribas	11,795,285
55,800	e	Bouygues S.A.	1,522,424
17,256	*,e	Bureau Veritas S.A.	1,537,283
43,504		Cap Gemini S.A.	1,699,586
173,695		Carrefour S.A.	3,488,923
16,378	*	Casino Guichard Perrachon S.A.	1,609,123
16,692	e	Christian Dior S.A.	2,517,011

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

45,001		CNP Assurances	$631,836
120,004		Compagnie de Saint-Gobain	5,038,424
43,789	*	Compagnie Generale de Geophysique S.A.	1,255,772
61,980	*	Compagnie Generale d’Optique Essilor International S.A.	5,461,490
301,577	e	Credit Agricole S.A.	1,552,428
17,332	e	Dassault Systemes S.A.	1,681,889
49,584		Edenred	1,584,086
12,162	e	Eiffage S.A.	414,017
70,325		Electricite de France	1,489,903
9,455		Eurazeo	484,737
39,557	e	Eutelsat Communications	1,408,464
8,321		Fonciere Des Regions	644,738
553,064		France Telecom S.A.	7,581,436
374,745	*,e	Gaz de France	8,628,217
6,459		Gecina S.A.	599,172
176,413	*,e	Groupe Danone	12,419,310
157,311	*	Groupe Eurotunnel S.A.	1,323,556
6,879	*	Icade	580,357
5,485		Iliad S.A.	706,367
10,055		Imerys S.A.	572,929
20,567	*	JC Decaux S.A.	583,884
30,428	*	Klepierre	964,632
62,198	e	Lafarge S.A.	2,431,123
34,106	e	Lagardere S.C.A.	1,034,203
65,111		Legrand S.A.	2,198,066
72,847	e	L’Oreal S.A.	8,769,072
76,739		LVMH Moet Hennessy Louis Vuitton S.A.	12,730,668
54,021		Michelin (C.G.D.E.) (Class B)	4,037,134
298,245		Natixis	909,174
9,648	e	Neopost S.A.	555,267
60,402		Pernod-Ricard S.A.	6,267,769
72,352	e	Peugeot S.A.	868,947
22,780	e	PPR	3,812,223
42,857		Publicis Groupe S.A.	2,213,007
58,451		Renault S.A.	2,658,981
49,177	*	Safran S.A.	1,822,741
344,499	e	Sanofi-Aventis	26,313,455
148,129		Schneider Electric S.A.	9,124,132
50,723		SCOR	1,340,999
9,193		Societe BIC S.A.	1,012,640
199,465		Societe Generale	4,722,183
34,355	e	Societe Television Francaise 1	332,766
27,776	e	Sodexho Alliance S.A.	2,212,844
82,021	*,e	Suez Environnement S.A.	1,156,998
29,960		Technip S.A.	3,402,268
30,392	*,e	Thales S.A.	1,053,637
641,524		Total S.A.	30,795,463
27,428		Unibail	5,132,264
34,722		Vallourec	2,091,018
115,873		Veolia Environnement	1,696,575
134,857	*	Vinci S.A.	6,254,725
378,785		Vivendi Universal S.A.	7,006,215

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

10,103		Wendel	$756,755

		TOTAL FRANCE	261,497,283

GERMANY - 8.3%
62,697		Adidas-Salomon AG.	5,229,549
137,494		Allianz AG.	15,336,260
11,652	e	Axel Springer AG.	531,623
277,625	e	BASF AG.	22,857,729
249,874	e	Bayer AG.	17,607,093
100,437		Bayerische Motoren Werke AG.	9,552,778
15,307		Bayerische Motoren Werke AG. (Preference)	952,955
30,882	e	Beiersdorf AG.	2,167,198
14,566	*	Brenntag AG.	1,814,612
26,163		Celesio AG.	451,182
1,137,886		Commerzbank AG.	2,463,703
24,731	*,e	Continental AG.	2,398,618
274,027		Daimler AG. (Reg)	15,162,340
281,439		Deutsche Bank AG.	12,218,136
58,808		Deutsche Boerse AG.	3,692,488
67,128		Deutsche Lufthansa AG.	874,166
255,708		Deutsche Post AG.	4,775,075
849,570		Deutsche Telekom AG.	9,578,666
544,100	e	E.ON AG.	12,319,396
10,614	e	Fraport AG. Frankfurt Airport Services Worldwide	690,173
64,616		Fresenius Medical Care AG.	4,588,501
35,348		Fresenius SE	3,529,061
54,848		GEA Group AG.	1,811,505
18,043	e	Hannover Rueckversicherung AG.	1,091,915
42,096	e	HeidelbergCement AG.	2,316,315
39,461		Henkel KGaA	2,416,219
52,987		Henkel KGaA (Preference)	3,943,028
12,376		Hochtief AG.	725,940
326,933		Infineon Technologies AG.	3,258,062
53,061		K&S AG.	2,652,084
28,005	*	Kabel Deutschland Holding AG.	1,765,519
25,521		Lanxess AG.	2,031,889
51,009	*,e	Linde AG.	8,730,863
18,699		MAN AG.	2,363,767
19,505	e	Merck KGaA	2,143,987
38,146		Metro AG.	1,231,541
54,337	e	Muenchener Rueckver AG.	7,892,464
46,582		Porsche AG.	2,845,939
22,358		ProSiebenSat.1 Media AG.	568,098
148,646		RWE AG.	6,389,845
10,782	e	RWE AG. (Preference)	426,411
11,449		Salzgitter AG.	600,083
278,023		SAP AG.	18,436,677
248,550		Siemens AG.	23,070,507
19,243		Suedzucker AG.	585,988
117,574	e	ThyssenKrupp AG.	2,788,303
32,964	e	United Internet AG.	652,347
8,797		Volkswagen AG.	1,502,750

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

43,967	e	Volkswagen AG. (Preference)	$8,334,317
4,578	e	Wacker Chemie AG.	369,140

		TOTAL GERMANY	259,736,805

GREECE - 0.0%
55,151		Coca Cola Hellenic Bottling Co S.A.	1,095,051
74,535	*	Hellenic Telecommunications Organization S.A.	243,325
283,945		National Bank of Greece S.A.	633,523
75,973		OPAP S.A.	678,966

		TOTAL GREECE	2,650,865

HONG KONG - 2.8%
2,550,200		AIA Group Ltd	9,024,830
60,000	e	ASM Pacific Technology	810,613
472,691		Bank of East Asia Ltd	1,758,789
1,096,500		BOC Hong Kong Holdings Ltd	3,389,132
324,000	e	Cathay Pacific Airways Ltd	548,150
419,000		Cheung Kong Holdings Ltd	5,541,297
142,000	e	Cheung Kong Infrastructure Holdings Ltd	841,536
579,500		CLP Holdings Ltd	4,960,917
682,000		First Pacific Co	738,780
614,000	*,e	Foxconn International Holdings Ltd	290,345
401,000	*	Galaxy Entertainment Group Ltd	1,250,091
273,000		Hang Lung Group Ltd	1,702,657
753,000		Hang Lung Properties Ltd	2,768,423
233,300	e	Hang Seng Bank Ltd	3,194,896
277,408		Henderson Land Development Co Ltd	1,574,049
25,826	*	HKT Trust and HKT Ltd	20,072
1,413,533		Hong Kong & China Gas Ltd	3,610,732
421,500		Hong Kong Electric Holdings Ltd	3,146,902
305,700		Hong Kong Exchanges and Clearing Ltd	4,861,547
173,540		Hopewell Holdings	465,108
1,514,300		Hutchison Port Holdings Trust	1,140,616
643,000		Hutchison Whampoa Ltd	6,159,966
185,699		Hysan Development Co Ltd	839,445
210,123		Kerry Properties Ltd	953,418
1,710,600		Li & Fung Ltd	3,647,755
198,000		Lifestyle International Holdings Ltd	461,480
681,004		Link Real Estate Investment Trust	2,833,250
423,643		MTR Corp	1,502,507
1,103,054		New World Development Ltd	1,367,392
1,168,890	e	Noble Group Ltd	1,109,409
392,789		NWS Holdings Ltd	590,143
69,800		Orient Overseas International Ltd	475,583
1,188,000		PCCW Ltd	441,132
412,192		Shangri-La Asia Ltd	872,332
900,136		Sino Land Co	1,544,047
516,000		SJM Holdings Ltd	1,127,507
426,052		Sun Hung Kai Properties Ltd	5,103,204
234,500		Swire Pacific Ltd (Class A)	2,764,293
457,762		Wharf Holdings Ltd	2,714,694
266,000		Wheelock & Co Ltd	896,207

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

50,495		Wing Hang Bank Ltd	$535,337
217,000		Yue Yuen Industrial Holdings	723,920

		TOTAL HONG KONG	88,302,503

INDIA - 0.0%
95,976	*,e	Essar Energy plc	228,786
35,025	e	Vedanta Resources plc	694,188

		TOTAL INDIA	922,974

IRELAND - 0.8%
67,097	*,m	Anglo Irish Bank Corp plc	0
216,469		CRH plc	4,392,197
149,649	*	Elan Corp plc	2,063,087
142,982		James Hardie Industries NV	1,105,107
43,829		Kerry Group plc (Class A)	2,001,617
41,178	*	Ryanair Holdings plc	232,541
5,828		Ryanair Holdings plc (ADR)	196,229
170,683		Shire Ltd	5,563,007
381,476		WPP plc	5,165,553

		TOTAL IRELAND	20,719,338

ISRAEL - 0.5%
325,806		Bank Hapoalim Ltd	1,209,040
332,950		Bank Leumi Le-Israel	1,041,527
562,056		Bezeq Israeli Telecommunication Corp Ltd	937,021
16,936		Cellcom Israel Ltd	213,457
1,655		Delek Group Ltd	322,149
7,124		Elbit Systems Ltd	259,895
134,398		Israel Chemicals Ltd	1,537,355
674		Israel Corp Ltd	439,299
236,765	*	Israel Discount Bank Ltd	307,046
36,186	*	Mizrahi Tefahot Bank Ltd	326,065
17,550	*	Nice Systems Ltd	672,827
25,978		Partner Communications	194,164
283,493		Teva Pharmaceutical Industries Ltd	12,963,320

		TOTAL ISRAEL	20,423,165

ITALY - 2.1%
332,718	e	A2A S.p.A.	211,135
349,159		Assicurazioni Generali S.p.A.	4,763,594
32,982		Autogrill S.p.A.	328,410
92,672		Autostrade S.p.A.	1,405,127
194,434	e	Banca Carige S.p.A.	203,258
3,075,261		Banca Intesa S.p.A.	4,661,647
283,197		Banca Intesa S.p.A. RSP	378,499
1,381,500	e	Banca Monte dei Paschi di Siena S.p.A.	491,444
242,911	e	Banche Popolari Unite Scpa	902,852
543,008	e	Banco Popolare Scarl	807,497
512,768	e	Enel Green Power S.p.A	827,958
1,998,466		Enel S.p.A.	6,553,759
726,681		ENI S.p.A.	16,146,713
19,405		Exor S.p.A.	451,804

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

234,889	*,e	FIAT Industrial S.p.A.	$2,666,483
230,631	e	Fiat S.p.A.	1,113,995
150,745	e	Finmeccanica S.p.A.	648,455
33,829		Luxottica Group S.p.A.	1,209,635
222,662	e	Mediaset S.p.A.	529,966
175,936		Mediobanca S.p.A.	860,156
74,342	e	Pirelli & C S.p.A.	905,834
62,939	*	Prysmian S.p.A.	1,025,206
79,424		Saipem S.p.A.	3,925,649
478,066		Snam Rete Gas S.p.A.	2,271,091
1,745,180	*	Telecom Italia RSP	1,634,584
2,853,884	*	Telecom Italia S.p.A.	3,237,686
359,580		Terna Rete Elettrica Nazionale S.p.A.	1,335,757
1,223,915		UniCredit S.p.A	4,881,727

		TOTAL ITALY	64,379,921

JAPAN - 21.0%
7,700	e	ABC-Mart, Inc	280,402
46,600	e	Advantest Corp	774,389
183,400	e	Aeon Co Ltd	2,394,286
22,700	e	Aeon Credit Service Co Ltd	395,714
21,000		Aeon Mall Co Ltd	465,698
43,000		Air Water, Inc	542,025
56,200		Aisin Seiki Co Ltd	1,978,950
194,000		Ajinomoto Co, Inc	2,503,810
12,000	e	Alfresa Holdings Corp	554,158
259,000	e	All Nippon Airways Co Ltd	760,145
118,000		Amada Co Ltd	800,902
174,000	e	Aozora Bank Ltd	446,272
117,700		Asahi Breweries Ltd	2,650,277
309,000		Asahi Glass Co Ltd	2,429,531
385,000		Asahi Kasei Corp	2,379,585
46,000		Asics Corp	495,237
132,900		Astellas Pharma, Inc	5,389,838
94,000	e	Bank of Kyoto Ltd	796,340
356,000		Bank of Yokohama Ltd	1,724,122
19,800		Benesse Corp	983,101
198,300		Bridgestone Corp	4,692,130
75,800		Brother Industries Ltd	1,018,505
342,300		Canon, Inc	15,515,709
71,600	e	Casio Computer Co Ltd	475,662
461		Central Japan Railway Co	3,827,281
221,000		Chiba Bank Ltd	1,342,689
47,000	e	Chiyoda Corp	565,968
206,800		Chubu Electric Power Co, Inc	3,386,746
65,658		Chugai Pharmaceutical Co Ltd	1,181,723
51,000	e	Chugoku Bank Ltd	644,449
92,200	e	Chugoku Electric Power Co, Inc	1,581,970
79,400		Citizen Watch Co Ltd	498,649
18,700		Coca-Cola West Japan Co Ltd	337,540
177,000		Cosmo Oil Co Ltd	490,859
45,700		Credit Saison Co Ltd	980,769

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

162,000	e	Dai Nippon Printing Co Ltd	$1,437,733
87,000	e	Daicel Chemical Industries Ltd	551,473
78,000		Daido Steel Co Ltd	483,858
59,000	e	Daihatsu Motor Co Ltd	1,113,737
2,751	e	Dai-ichi Mutual Life Insurance Co	3,444,845
202,200		Daiichi Sankyo Co Ltd	3,472,454
70,600		Daikin Industries Ltd	1,865,306
49,200	e	Dainippon Sumitomo Pharma Co Ltd	492,730
21,800	e	Daito Trust Construction Co Ltd	1,960,433
150,000		Daiwa House Industry Co Ltd	1,935,640
486,000	e	Daiwa Securities Group, Inc	1,836,598
31,100		Dena Co Ltd	975,882
141,000		Denki Kagaku Kogyo KK	545,734
147,000		Denso Corp	4,753,283
52,800		Dentsu, Inc	1,621,223
101,900		East Japan Railway Co	6,339,925
76,500		Eisai Co Ltd	2,989,877
34,800	e	Electric Power Development Co	962,903
18,500		FamilyMart Co Ltd	823,481
58,000		Fanuc Ltd	9,781,727
16,300		Fast Retailing Co Ltd	3,642,527
169,000	e	Fuji Electric Holdings Co Ltd	452,645
140,900		Fuji Folms Holdings Corp	2,988,545
177,000		Fuji Heavy Industries Ltd	1,335,024
569,000		Fujitsu Ltd	2,765,529
225,000		Fukuoka Financial Group, Inc	936,109
194,000		Furukawa Electric Co Ltd	526,459
28,600	e	Gree, Inc	773,534
105,000	e	GS Yuasa Corp	540,415
108,000		Gunma Bank Ltd	547,969
122,000		Hachijuni Bank Ltd	663,960
8,340	e	Hakuhodo DY Holdings, Inc	520,797
19,600	e	Hamamatsu Photonics KK	778,876
81,000		Hino Motors Ltd	572,844
9,300	e	Hirose Electric Co Ltd	973,819
146,000	e	Hiroshima Bank Ltd	593,136
18,300	e	Hisamitsu Pharmaceutical Co, Inc	814,289
30,400	e	Hitachi Chemical Co Ltd	563,540
36,000	e	Hitachi Construction Machinery Co Ltd	778,542
18,600		Hitachi High-Technologies Corp	467,412
1,352,000		Hitachi Ltd	8,611,218
49,000		Hitachi Metals Ltd	610,303
54,100		Hokkaido Electric Power Co, Inc	760,307
367,000		Hokuhoku Financial Group, Inc	642,072
50,600		Hokuriku Electric Power Co	866,008
493,200		Honda Motor Co Ltd	17,749,866
132,400		Hoya Corp	3,036,873
37,800	e	Ibiden Co Ltd	771,722
6,400	e	Idemitsu Kosan Co Ltd	589,289
660		Inpex Holdings, Inc	4,357,656
108,580		Isetan Mitsukoshi Holdings Ltd	1,182,684
382,000		Ishikawajima-Harima Heavy Industries Co Ltd	924,117

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

369,000		Isuzu Motors Ltd	$2,106,766
456,800		Itochu Corp	5,168,330
8,400	e	Itochu Techno-Science Corp	383,268
71,000		Iyo Bank Ltd	589,201
148,400		J Front Retailing Co Ltd	762,505
8,300		Japan Petroleum Exploration Co	378,661
205		Japan Prime Realty Investment Corp	588,720
167		Japan Real Estate Investment Corp	1,479,428
550		Japan Retail Fund Investment Corp	876,936
109,000	e	Japan Steel Works Ltd	663,010
1,366		Japan Tobacco, Inc	7,567,208
144,000		JFE Holdings, Inc	2,693,014
61,000		JGC Corp	1,756,500
190,000	e	Joyo Bank Ltd	829,432
78,500		JS Group Corp	1,541,459
52,300		JSR Corp	1,032,206
73,700		JTEKT Corp	807,748
541		Jupiter Telecommunications Co	573,254
679,200		JX Holdings, Inc	3,831,291
245,000	e	Kajima Corp	698,305
72,000		Kamigumi Co Ltd	578,663
77,000	e	Kaneka Corp	475,852
231,700		Kansai Electric Power Co, Inc	3,359,779
64,000	e	Kansai Paint Co Ltd	688,840
161,100		Kao Corp	4,316,728
428,000		Kawasaki Heavy Industries Ltd	1,284,729
224,000	e	Kawasaki Kisen Kaisha Ltd	471,823
873		KDDI Corp	5,714,912
151,000	e	Keihin Electric Express Railway Co Ltd	1,296,318
170,000	e	Keio Corp	1,229,559
81,000	e	Keisei Electric Railway Co Ltd	625,180
13,700	e	Keyence Corp	3,233,538
47,000	e	Kikkoman Corp	551,083
37,000		Kinden Corp	256,956
492,000	e	Kintetsu Corp	1,735,661
252,000		Kirin Brewery Co Ltd	3,208,578
828,000	e	Kobe Steel Ltd	1,180,888
27,000		Koito Manufacturing Co Ltd	417,797
287,200		Komatsu Ltd	8,265,607
29,100	e	Konami Corp	841,592
144,500		Konica Minolta Holdings, Inc	1,172,350
351,000	e	Kubota Corp	3,388,246
100,400		Kuraray Co Ltd	1,432,849
33,000	e	Kurita Water Industries Ltd	808,633
46,100		Kyocera Corp	4,494,289
76,000		Kyowa Hakko Kogyo Co Ltd	798,868
122,000		Kyushu Electric Power Co, Inc	1,618,286
18,200	e	Lawson, Inc	1,204,944
7,100		Mabuchi Motor Co Ltd	297,026
33,700		Makita Corp	1,289,991
496,000		Marubeni Corp	3,444,077
67,200		Marui Co Ltd	533,397

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

14,400		Maruichi Steel Tube Ltd	$316,895
660,900		Matsushita Electric Industrial Co Ltd	5,066,888
818,000	*	Mazda Motor Corp	1,329,276
20,200	e	McDonald’s Holdings Co Japan Ltd	573,241
45,100	e	Mediceo Paltac Holdings Co Ltd	570,498
20,100		MEIJI Holdings Co Ltd	890,252
216,700		Millea Holdings, Inc	5,543,970
17,000		Miraca Holdings, Inc	669,523
397,500		Mitsubishi Chemical Holdings Corp	2,094,856
425,800		Mitsubishi Corp	9,227,915
578,000		Mitsubishi Electric Corp	5,077,493
380,000		Mitsubishi Estate Co Ltd	6,717,770
115,000	e	Mitsubishi Gas Chemical Co, Inc	753,409
920,000		Mitsubishi Heavy Industries Ltd	4,172,221
40,000		Mitsubishi Logistics Corp	438,771
345,000		Mitsubishi Materials Corp	1,028,975
1,131,000	*,e	Mitsubishi Motors Corp	1,268,925
3,855,380		Mitsubishi UFJ Financial Group, Inc	18,511,644
17,800		Mitsubishi UFJ Lease & Finance Co Ltd	739,553
519,700		Mitsui & Co Ltd	8,115,427
239,000		Mitsui Chemicals, Inc	690,493
252,000		Mitsui Fudosan Co Ltd	4,615,833
364,000		Mitsui OSK Lines Ltd	1,410,832
173,400		Mitsui Sumitomo Insurance Group Holdings, Inc	3,196,823
918,000		Mitsui Trust Holdings, Inc	2,689,320
6,909,307		Mizuho Financial Group, Inc	10,892,569
60,300		Murata Manufacturing Co Ltd	3,446,122
32,700	e	Nabtesco Corp	698,069
60,500		Namco Bandai Holdings, Inc	865,071
762,000	*,e	NEC Corp	1,375,682
79,000		NGK Insulators Ltd	985,315
44,088	e	NGK Spark Plug Co Ltd	629,415
53,300		NHK Spring Co Ltd	556,336
33,200	e	Nidec Corp	2,983,581
103,100		Nikon Corp	3,055,707
29,800		Nintendo Co Ltd	4,022,520
182		Nippon Building Fund, Inc	1,729,393
120,000		Nippon Electric Glass Co Ltd	969,571
245,000		Nippon Express Co Ltd	924,876
50,000		Nippon Meat Packers, Inc	638,691
31,400	e	Nippon Paper Group, Inc	628,626
281,000	e	Nippon Sheet Glass Co Ltd	363,954
1,527,000		Nippon Steel Corp	3,805,111
131,800		Nippon Telegraph & Telephone Corp	5,963,373
459,000	e	Nippon Yusen Kabushiki Kaisha	1,356,820
222,000		Nishi-Nippon City Bank Ltd	587,171
753,600		Nissan Motor Co Ltd	7,835,200
58,000		Nisshin Seifun Group, Inc	707,672
223,000		Nisshin Steel Co Ltd	312,989
18,100	e	Nissin Food Products Co Ltd	681,029
12,200		Nitori Co Ltd	1,122,652
50,900		Nitto Denko Corp	2,088,937

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

111,600		NKSJ Holdings, Inc	$2,297,142
32,800		NOK Corp	674,715
1,118,400		Nomura Holdings, Inc	4,584,458
28,800		Nomura Real Estate Holdings, Inc	503,458
86		Nomura Real Estate Office Fund, Inc	499,323
29,600	e	Nomura Research Institute Ltd	679,081
142,000		NSK Ltd	974,304
165,000		NTN Corp	624,171
378		NTT Data Corp	1,308,266
4,632		NTT DoCoMo, Inc	7,909,140
355		NTT Urban Development Corp	272,324
188,000		Obayashi Corp	795,774
194,000	e	Odakyu Electric Railway Co Ltd	1,798,064
273,000		OJI Paper Co Ltd	1,253,508
63,800		Omron Corp	1,355,478
26,000		Ono Pharmaceutical Co Ltd	1,472,131
11,000	e	Oracle Corp Japan	424,874
15,200	e	Oriental Land Co Ltd	1,685,244
32,000	e	ORIX Corp	3,059,546
576,000		Osaka Gas Co Ltd	2,329,405
4,600	e	Otsuka Corp	369,959
76,100		Otsuka Holdings KK	2,293,475
2,230		Rakuten, Inc	2,487,224
589,000		Resona Holdings, Inc	2,501,785
207,000	e	Ricoh Co Ltd	1,854,326
10,800		Rinnai Corp	786,818
30,000		Rohm Co Ltd	1,352,961
15,800		Sankyo Co Ltd	761,802
15,500	e	Sanrio Co Ltd	681,300
21,800		Santen Pharmaceutical Co Ltd	912,307
6,793	e	SBI Holdings, Inc	546,652
64,000		Secom Co Ltd	3,028,273
63,000		Sega Sammy Holdings, Inc	1,321,896
45,800	e	Seiko Epson Corp	610,994
125,000		Sekisui Chemical Co Ltd	1,123,901
169,000		Sekisui House Ltd	1,566,694
229,000		Seven & I Holdings Co Ltd	6,931,869
176,800		Seven Bank Ltd	436,829
301,000	e	Sharp Corp	1,925,554
56,100	e	Shikoku Electric Power Co, Inc	1,449,050
70,000	e	Shimadzu Corp	623,208
6,500		Shimamura Co Ltd	736,099
21,900	e	Shimano, Inc	1,440,004
173,000	e	Shimizu Corp	657,640
122,600		Shin-Etsu Chemical Co Ltd	7,076,436
412,000		Shinsei Bank Ltd	531,662
90,900		Shionogi & Co Ltd	1,185,661
108,400		Shiseido Co Ltd	1,897,769
182,000		Shizuoka Bank Ltd	1,904,578
436,000		Showa Denko KK	970,149
51,600	e	Showa Shell Sekiyu KK	324,725
16,400		SMC Corp	2,738,850
265,900		Softbank Corp	7,936,175

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

422,400	e	Sojitz Holdings Corp	$711,376
300,300		Sony Corp	4,856,991
51,300	e	Sony Financial Holdings, Inc	838,408
18,400		Square Enix Co Ltd	360,141
41,100		Stanley Electric Co Ltd	629,637
39,700	*,e	Sumco Corp	421,442
489,009		Sumitomo Chemical Co Ltd	2,010,728
341,300		Sumitomo Corp	4,850,280
229,700		Sumitomo Electric Industries Ltd	3,098,478
181,000		Sumitomo Heavy Industries Ltd	933,533
983,000		Sumitomo Metal Industries Ltd	1,765,834
152,000		Sumitomo Metal Mining Co Ltd	1,993,835
406,600		Sumitomo Mitsui Financial Group, Inc	13,010,705
109,000		Sumitomo Realty & Development Co Ltd	2,599,294
50,200		Sumitomo Rubber Industries, Inc	690,797
51,000		Suruga Bank Ltd	508,665
22,200		Suzuken Co Ltd	671,483
97,500		Suzuki Motor Corp	2,294,803
22,400		Sysmex Corp	900,217
169,700		T&D Holdings, Inc	1,829,296
300,000	e	Taisei Corp	762,003
10,600	e	Taisho Pharmaceutical Holdings Co Ltd	848,308
87,000	e	Taiyo Nippon Sanso Corp	601,065
81,000	e	Takashimaya Co Ltd	613,982
238,700		Takeda Pharmaceutical Co Ltd	10,415,696
65,900		Tanabe Seiyaku Co Ltd	914,724
38,000		TDK Corp	1,984,244
271,000		Teijin Ltd	911,342
53,400		Terumo Corp	2,446,785
36,600		THK Co Ltd	731,920
319,000		Tobu Railway Co Ltd	1,623,704
33,100	e	Toho Co Ltd	593,281
125,000	e	Toho Gas Co Ltd	754,235
145,600	e	Tohoku Electric Power Co, Inc	1,526,660
451,300	*,e	Tokyo Electric Power Co, Inc	1,126,680
50,900		Tokyo Electron Ltd	2,820,677
743,000		Tokyo Gas Co Ltd	3,585,420
359,000	e	Tokyu Corp	1,681,130
152,000		Tokyu Land Corp	732,574
85,000		TonenGeneral Sekiyu KK	795,042
176,000	e	Toppan Printing Co Ltd	1,192,054
437,000		Toray Industries, Inc	3,359,792
1,203,000		Toshiba Corp	4,917,624
172,000		Tosoh Corp	475,513
87,000		Toto Ltd	643,709
44,100		Toyo Seikan Kaisha Ltd	586,834
27,000		Toyo Suisan Kaisha Ltd	693,123
18,000		Toyoda Gosei Co Ltd	366,873
22,300	e	Toyota Boshoku Corp	274,570
52,500		Toyota Industries Corp	1,482,908
834,300		Toyota Motor Corp	34,187,725
61,500		Toyota Tsusho Corp	1,219,590
32,200	e	Trend Micro, Inc	976,816

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

17,600		Tsumura & Co	$470,262
292,000		UBE Industries Ltd	746,749
34,700		Uni-Charm Corp	1,941,168
31,600		Ushio, Inc	412,232
6,520		USS Co Ltd	661,370
52,500		West Japan Railway Co	2,156,829
4,258	e	Yahoo! Japan Corp	1,277,850
29,600	e	Yakult Honsha Co Ltd	1,090,370
25,880	e	Yamada Denki Co Ltd	1,679,400
70,000		Yamaguchi Financial Group, Inc	601,263
49,200		Yamaha Corp	476,987
81,500	e	Yamaha Motor Co Ltd	1,088,561
13,300		Yamato Kogyo Co Ltd	378,453
121,800		Yamato Transport Co Ltd	1,877,971
40,000		Yamazaki Baking Co Ltd	591,520
77,000	e	Yaskawa Electric Corp	670,580
63,000	e	Yokogawa Electric Corp	604,717

		TOTAL JAPAN	656,509,754

JERSEY, C.I. - 0.1%
27,531		Randgold Resources Ltd	2,443,686

		TOTAL JERSEY, C.I.	2,443,686

LUXEMBOURG - 0.5%
262,113	e	ArcelorMittal	4,553,414
23,273	e	Millicom International Cellular S.A.	2,463,232
93,071	e	SES Global S.A.	2,230,029
145,519	*,e	Tenaris S.A.	2,832,548

		TOTAL LUXEMBOURG	12,079,223

MACAU - 0.2%
718,800		Sands China Ltd	2,814,307
470,000	e	Wynn Macau Ltd	1,502,329

		TOTAL MACAU	4,316,636

MEXICO - 0.1%
57,891		Fresnillo plc	1,475,016

		TOTAL MEXICO	1,475,016

NETHERLANDS - 4.8%
525,354		Aegon NV	2,443,729
71,560		Akzo Nobel NV	3,837,815
129,805	e	ASML Holding NV	6,604,873
20,709		Boskalis Westminster	756,464
17,903		Corio NV	802,005
30,956		Delta Lloyd NV	522,082
45,785		DSM NV	2,627,369
125,049	e	European Aeronautic Defence and Space Co	4,941,767
20,324		Fugro NV	1,485,752
35,868	e	Heineken Holding NV	1,661,136
77,909	e	Heineken NV	4,260,740

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,162,811	*	ING Groep NV	$8,203,488
347,746	e	Koninklijke Ahold NV	4,413,739
307,423		Koninklijke Philips Electronics NV	6,117,858
20,558	e	Koninklijke Vopak NV	1,325,900
68,681	*	Qiagen N.V.	1,135,611
38,722	e	Randstad Holdings NV	1,341,476
201,695	e	Reed Elsevier NV	2,380,192
1,100,623		Royal Dutch Shell plc (A Shares)	39,254,740
804,931		Royal Dutch Shell plc (B Shares)	29,456,081
443,109	e	Royal KPN NV	3,978,179
51,165		SBM Offshore NV	931,362
107,821		TNT Express NV	1,309,626
493,085	e	Unilever NV	16,890,280
88,418	e	Wolters Kluwer NV	1,528,517

		TOTAL NETHERLANDS	148,210,781

NEW ZEALAND - 0.0%
271,520		Auckland International Airport Ltd	560,869
100,042	*	Contact Energy Ltd	396,255
196,823		Fletcher Building Ltd	1,004,114
190,338		Sky City Entertainment Group Ltd	597,292
571,315		Telecom Corp of New Zealand Ltd	1,228,296

		TOTAL NEW ZEALAND	3,786,826

NORWAY - 0.9%
52,260		Aker Kvaerner ASA	890,001
298,271	e	DNB NOR Holding ASA	3,214,885
58,699	e	Gjensidige Forsikring BA	661,341
275,817		Norsk Hydro ASA	1,344,943
225,200	e	Orkla ASA	1,653,984
101,556	e	SeaDrill Ltd	3,937,530
337,796		Statoil ASA	9,063,868
216,792		Telenor ASA	3,984,939
56,713		Yara International ASA	2,780,076

		TOTAL NORWAY	27,531,567

PORTUGAL - 0.2%
215,931	*,e	Banco Espirito Santo S.A.	182,922
54,743	e	Cimpor Cimentos de Portugal S.A.	400,468
60,297	*,e	EDP Renovaveis S.A.	256,986
561,699		Energias de Portugal S.A.	1,606,293
69,939		Galp Energia SGPS S.A.	1,101,067
70,140	e	Jeronimo Martins SGPS S.A.	1,312,632
214,636	e	Portugal Telecom SGPS S.A.	1,154,982

		TOTAL PORTUGAL	6,015,350

SINGAPORE - 1.7%
517,960		Ascendas Real Estate Investment Trust	868,920
762,000	e	CapitaLand Ltd	1,801,122
705,330		CapitaMall Trust	1,024,041
415,000	e	CapitaMalls Asia Ltd	514,384
159,400	e	City Developments Ltd	1,302,141

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

535,000		ComfortDelgro Corp Ltd	$660,451
526,500		DBS Group Holdings Ltd	5,914,881
284,000	e	Fraser and Neave Ltd	1,611,754
1,866,400	*,e	Genting International plc	2,600,588
541,000	*	Global Logistic Properties	897,794
1,939,647	*,e	Golden Agri-Resources Ltd	1,148,155
34,009	e	Jardine Cycle & Carriage Ltd	1,291,813
431,400		Keppel Corp Ltd	3,837,185
255,000	e	Keppel Land Ltd	649,233
276,250	e	Neptune Orient Lines Ltd	274,410
433,700	e	Olam International Ltd	791,372
772,520		Oversea-Chinese Banking Corp	5,578,741
285,460		SembCorp Industries Ltd	1,159,511
262,600		SembCorp Marine Ltd	1,074,478
157,933	*,e	Singapore Airlines Ltd	1,362,277
250,000	e	Singapore Exchange Ltd	1,347,872
452,000		Singapore Press Holdings Ltd	1,448,150
450,000		Singapore Technologies Engineering Ltd	1,092,810
2,405,403		Singapore Telecommunications Ltd	6,050,721
194,000	e	StarHub Ltd	499,666
376,000		United Overseas Bank Ltd	5,833,787
157,000		United Overseas Land Ltd	572,163
573,000	e	Wilmar International Ltd	2,243,461
564,000	e	Yangzijiang Shipbuilding	535,025

		TOTAL SINGAPORE	53,986,906

SPAIN - 2.5%
112,591	e	Abertis Infraestructuras S.A.	1,743,961
8,201	*,e	Acciona S.A.	505,089
27,464	*,e	Acerinox S.A.	335,289
42,198	e	ACS Actividades Cons y Servicios S.A.	776,188
93,425	*	Amadeus IT Holding S.A.	1,912,587
1,407,824	e	Banco Bilbao Vizcaya Argentaria S.A.	9,526,810
660,766	*,e	Banco de Sabadell S.A.	1,564,421
306,065	e	Banco Popular Espanol S.A.	978,769
2,668,769		Banco Santander Central Hispano S.A.	16,756,195
280,665	*,e	Bankia SAU	963,342
68,787	e	Bankinter S.A.	306,863
108,385		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,208,619
225,824	e	Corp Mapfre S.A.	653,739
230,555	e	Criteria Caixacorp S.A.	794,782
178,938	e	Distribuidora Internacional de Alimentacion S.A.	859,127
54,242		Enagas	952,951
14,868	e	Fomento de Construcciones y Contratas S.A.	254,383
102,466		Gas Natural SDG S.A.	1,428,347
44,420	e	Grifols S.A.	1,118,420
1,140,395		Iberdrola S.A.	5,313,950
65,483	e	Inditex S.A.	5,902,260
28,436	*,e	Indra Sistemas S.A.	295,262
31,992	*	Red Electrica de Espana	1,392,823
236,717		Repsol YPF S.A.	4,550,871
1,241,085		Telefonica S.A.	18,123,257

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

48,688	e	Zardoya Otis S.A.	$597,000

		TOTAL SPAIN	78,815,305

SWEDEN - 3.0%
103,857	e	Alfa Laval AB	2,071,678
92,096	e	Assa Abloy AB (Class B)	2,680,585
201,290	e	Atlas Copco AB (A Shares)	4,789,996
114,449		Atlas Copco AB (B Shares)	2,403,457
88,316	*	Boliden AB	1,420,196
72,122	e	Electrolux AB (Series B)	1,608,176
911,914		Ericsson (LM) (B Shares)	9,040,218
62,886	*,e	Getinge AB (B Shares)	1,685,124
308,895	e	Hennes & Mauritz AB (B Shares)	10,591,581
81,483		Hexagon AB (B Shares)	1,650,959
16,757	e	Holmen AB (B Shares)	445,095
131,648		Husqvarna AB (B Shares)	757,992
34,155		Industrivarden AB	522,120
133,544	e	Investor AB (B Shares)	2,662,773
59,439		Kinnevik Investment AB (Series B)	1,209,014
68,295	*	Lundin Petroleum AB	1,359,429
16,059	*	Modern Times Group AB (B Shares)	781,879
793,572		Nordea Bank AB	7,023,433
56,622	e	Ratos AB (B Shares)	662,722
307,948	e	Sandvik AB	4,868,688
93,367		Scania AB (B Shares)	1,907,954
93,069	*	Securitas AB (B Shares)	852,330
428,733		Skandinaviska Enskilda Banken AB (Class A)	2,888,620
116,557		Skanska AB (B Shares)	1,898,202
118,687	e	SKF AB (B Shares)	2,811,920
50,847	e	Ssab Svenskt Stal AB (Series A)	518,375
177,770		Svenska Cellulosa AB (B Shares)	2,818,139
147,129		Svenska Handelsbanken (A Shares)	4,762,322
250,046		Swedbank AB (A Shares)	4,127,663
65,319		Swedish Match AB	2,660,842
97,273		Tele2 AB (B Shares)	1,850,435
656,962		TeliaSonera AB	4,375,379
421,922		Volvo AB (B Shares)	5,855,527

		TOTAL SWEDEN	95,562,823

SWITZERLAND - 8.3%
661,828		ABB Ltd	12,060,414
34,801		Actelion Ltd	1,473,750
38,748	*,e	Adecco S.A.	1,890,256
25,444		Aryzta AG.	1,281,678
13,864		Baloise Holding AG.	1,073,685
576		Barry Callebaut AG.	554,516
157,772		Compagnie Financiere Richemont S.A.	9,765,872
345,803		Credit Suisse Group	8,271,231
11,590		Geberit AG.	2,450,539
2,543	*	Givaudan S.A.	2,468,704
424,211	e	Glencore International AG.	2,939,787
73,510		Holcim Ltd	4,584,978

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

63,840		Julius Baer Group Ltd	$2,447,089
56,950		Julius Baer Holding AG.	732,126
15,769		Kuehne & Nagel International AG.	1,917,580
264		Lindt & Spruengli AG.	860,582
36		Lindt & Spruengli AG. (Reg)	1,409,952
14,737		Lonza Group AG.	664,953
997,393		Nestle S.A.	61,129,471
705,472		Novartis AG.	38,953,508
7,672		Pargesa Holding S.A.	514,289
3,877		Partners Group	737,853
15,410		Phonak Holding AG.	1,703,119
212,485		Roche Holding AG.	38,833,865
14,210		Schindler Holding AG.	1,839,020
6,449		Schindler Holding AG. (Reg)	823,611
1,618		SGS S.A.	3,128,049
593		Sika AG.	1,257,858
189,964		STMicroelectronics NV	1,093,783
2,402	e	Straumann Holding AG.	399,132
7,028		Sulzer AG.	1,012,169
9,208		Swatch Group AG.	4,254,167
12,617		Swatch Group AG. Reg	1,008,583
8,877		Swiss Life Holding	908,007
105,110		Swiss Re Ltd	6,600,178
6,852		Swisscom AG.	2,551,778
28,606	*	Syngenta AG.	10,031,449
19,696	g	Synthes, Inc	3,396,925
1,103,181	*	UBS AG. (Switzerland)	13,776,733
44,625		Zurich Financial Services AG.	10,933,247

		TOTAL SWITZERLAND	261,734,486

UNITED KINGDOM - 20.2%
284,437		3i Group plc	882,046
86,308	*,e	Acergy S.A.	2,235,285
65,673		Admiral Group plc	1,290,692
80,879		Aggreko plc	2,956,121
103,780		AMEC plc	1,916,499
399,991		Anglo American plc (London)	15,457,550
116,225		Antofagasta plc	2,238,130
405,574		ARM Holdings plc	3,431,650
109,928	*	Associated British Foods plc	2,175,457
393,638		AstraZeneca plc	17,249,766
876,023		Aviva plc	4,384,485
112,967		Babcock International Group	1,524,724
982,097		BAE Systems plc	4,706,436
201,360		Balfour Beatty plc	853,288
3,505,495		Barclays plc	12,410,660
1,025,580		BG Group plc	24,198,739
638,560		BHP Billiton plc	20,556,425
5,731,374		BP plc	41,404,008
595,527		British American Tobacco plc	30,544,282
246,582		British Land Co plc	1,958,866
344,396		British Sky Broadcasting plc	3,790,115

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

2,354,407		BT Group plc	$8,053,123
96,947		Bunzl plc	1,610,787
132,754		Burberry Group plc	3,199,939
183,906		Capita Group plc	1,980,674
53,184		Carnival plc	1,727,509
1,566,178		Centrica plc	7,792,540
311,983		Cobham plc	1,147,153
565,543	*	Compass Group plc	5,912,348
755,355		Diageo plc	19,052,511
75,514		Eurasian Natural Resources Corp	688,363
301,285		Experian Group Ltd	4,758,566
455,491		GKN plc	1,506,523
1,526,930		GlaxoSmithKline plc	35,274,348
439,989		Group 4 Securicor plc	1,996,232
203,588		Hammerson plc	1,380,187
5,401,948		HSBC Holdings plc	48,764,324
162,863		ICAP plc	1,003,854
304,571		Imperial Tobacco Group plc	12,179,919
132,941	*	Inmarsat plc	948,629
85,168		Intercontinental Hotels Group plc	2,030,734
314,279		International Consolidated Airlines	904,116
463,747		International Power plc	3,136,992
49,651		Intertek Group plc	2,027,192
237,735	*	Invensys plc	857,607
155,122		Investec plc	894,628
1,157,043		ITV plc	1,572,215
357,932		J Sainsbury plc	1,789,277
65,230		Johnson Matthey plc	2,449,477
61,766		Kazakhmys plc	867,019
700,363		Kingfisher plc	3,302,882
227,819		Land Securities Group plc	2,690,385
1,761,089		Legal & General Group plc	3,362,626
167,350		Liberty International plc	882,930
12,330,677	*	Lloyds TSB Group plc	6,189,282
43,984		London Stock Exchange Group plc	776,569
46,944		Lonmin plc	796,791
566,287		Man Group plc	951,366
481,796		Marks & Spencer Group plc	2,792,378
239,904		Meggitt plc	1,590,887
1,078,064		National Grid plc	11,641,505
52,200	*	Next plc	2,482,492
1,486,859		Old Mutual plc	3,569,761
244,305		Pearson plc	4,601,676
79,036		Petrofac Ltd	2,231,922
772,591		Prudential plc	9,468,795
187,366	*	Reckitt Benckiser Group plc	10,907,204
371,507		Reed Elsevier plc	3,074,239
418,204		Resolution Ltd	1,519,211
257,717	*	Rexam plc	1,798,990
414,889		Rio Tinto plc	23,256,501
561,645		Rolls-Royce Group plc	7,509,429
59,534,370	*,m	Rolls-Royce Holdings plc	96,618

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,029,446		Royal & Sun Alliance Insurance Group plc	$1,755,286
5,188,886	*	Royal Bank of Scotland Group plc	2,047,037
288,164	*	SABMiller plc	12,111,090
386,357		Sage Group plc	1,795,043
33,139	*	Schroders plc	762,721
285,549	*	Scottish & Southern Energy plc	6,123,139
220,947		Segro plc	792,903
155,113		Serco Group plc	1,366,851
73,633		Severn Trent plc	2,019,323
279,803		Smith & Nephew plc	2,754,149
115,047		Smiths Group plc	1,998,332
719,992		Standard Chartered plc	17,600,662
700,674		Standard Life plc	2,542,745
138,014		Tate & Lyle plc	1,547,032
2,422,561		Tesco plc	12,482,660
143,851	*	TUI Travel plc	446,093
275,168		Tullow Oil plc	6,865,024
387,535		Unilever plc	13,238,959
213,702		United Utilities Group plc	2,144,296
15,192,544		Vodafone Group plc	42,052,345
66,820	e	Weir Group plc	1,849,689
51,262		Whitbread plc	1,603,655
663,608		WM Morrison Supermarkets plc	3,022,573
86,075		Wolseley plc	3,277,011
627,484		Xstrata plc	12,051,143

		TOTAL UNITED KINGDOM	631,416,210

UNITED STATES - 0.7%
273,836	d	iShares MSCI EAFE Index Fund	14,718,685
105,043		Transocean Ltd	5,264,904

		TOTAL UNITED STATES	19,983,589

		TOTAL COMMON STOCKS	3,093,487,690

		(Cost $3,182,464,805)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	*,m	GPT Group	0

		TOTAL AUSTRALIA	0

PORTUGAL - 0.0%
215,931	*,e,m	Banco Espirito Santo S.A.	93,751

		TOTAL PORTUGAL	93,751

SPAIN - 0.0%
1,389,537	*	Banco Bilbao Vizcaya Argentaria S.A.	198,648

		TOTAL SPAIN	198,648

		TOTAL RIGHTS / WARRANTS	292,399

		(Cost $646,405)

TIAA-CREF FUNDS - International Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 11.8%
GOVERNMENT AGENCY DEBT - 0.5%
$15,200,000		Federal Home Loan Bank (FHLB)	0.030%	05/01/12	$15,200,000

		TOTAL GOVERNMENT AGENCY DEBT			15,200,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 11.3%
351,782,343	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			351,782,343

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			351,782,343

		TOTAL SHORT-TERM INVESTMENTS			366,982,343

		(Cost $366,982,343)

		TOTAL INVESTMENTS - 110.8%			3,460,762,432
		(Cost $3,550,093,553)
		OTHER ASSETS & LIABILITIES, NET - (10.8)%			(337,241,925)

		NET ASSETS - 100.0%			$3,123,520,507

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	a	Affiliated holding
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $330,604,911.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2012, the aggregate value of these securities amounted to $3,396,925 or 0.1% of net assets.

	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2012

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$697,829,613	22.3%
INDUSTRIALS	387,859,868	12.4
CONSUMER STAPLES	354,119,545	11.3
CONSUMER DISCRETIONARY	331,249,472	10.6
MATERIALS	318,281,325	10.2
HEALTH CARE	297,339,851	9.5
ENERGY	266,186,054	8.5
TELECOMMUNICATION SERVICES	166,307,070	5.3
INFORMATION TECHNOLOGY	143,706,070	4.6
UTILITIES	130,901,221	4.3
SHORT - TERM INVESTMENTS	366,982,343	11.8
OTHER ASSETS & LIABILITIES, NET	(337,241,925)	(10.8)

NET ASSETS	$3,123,520,507	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

BRAZIL - 12.8%
9,958		AES Tiete S.A.	$139,485
26,200		All America Latina Logistica S.A.	119,306
7,005		Amil Participacoes S.A.	68,170
7,185		Anhanguera Educacional Participacoes S.A.	95,516
132,804		Banco Bradesco S.A. (Preference)	2,134,033
39,186		Banco do Brasil S.A.	484,750
11,168		Banco do Estado do Rio Grande do Sul	96,790
158,100		Banco Itau Holding Financeira S.A.	2,488,261
49,939		Banco Santander Brasil S.A.	407,131
134,874		BM&F Bovespa S.A.	758,518
27,200		BR Malls Participacoes S.A.	337,904
14,865		Bradespar S.A.	272,166
10,215		Braskem S.A.	71,810
12,891		Brookfield Incorporacoes S.A.	33,949
18,576		Centrais Eletricas Brasileiras S.A.	158,848
16,792		Centrais Eletricas Brasileiras S.A. (Preference)	201,823
13,970		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	215,250
7,157		Cia Brasileira de Distribuicao Grupo Pao de Acucar	332,290
59,956		Cia de Concessoes Rodoviarias	465,519
8,300		Cia de Saneamento Basico do Estado de Sao Paulo	325,878
3,600		Cia de Transmissao de Energia Electrica Paulista	116,207
34,561		Cia Energetica de Minas Gerais	685,001
11,020		Cia Energetica de Sao Paulo (Class B)	209,860
8,685		Cia Hering	215,513
8,695		Cia Paranaense de Energia	220,277
48,630		Cia Siderurgica Nacional S.A.	417,124
20,580		Companhia Brasileira de Meios de Pagamento	617,568
7,836		Cosan SA Industria e Comercio	136,071
15,400		CPFL Energia S.A.	215,308
18,705		Cyrela Brazil Realty S.A.	151,120
14,878		Diagnosticos da America S.A.	107,322
10,528		EcoRodovias Infraestrutura e Logistica S.A.	87,818
19,200		EDP - Energias do Brasil S.A.	134,269
7,800		Eletropaulo Metropolitana de Sao Paulo S.A.	119,323
37,679		Empresa Brasileira de Aeronautica S.A.	324,971
11,163		Fibria Celulose S.A.	89,835
58,975		Gerdau S.A. Preference	554,433
5,400		Gol Linhas Aereas Inteligentes S.A.	28,754
500	*	HRT Participacoes em Petroleo SA	143,745
16,582		Hypermarcas S.A.	106,391
176,811		Investimentos Itau S.A. - PR	840,389
48,364	*	JBS S.A.	190,295
36,820		Klabin S.A.	176,552
5,400		Light S.A.	70,257

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

6,982		Localiza Rent A Car	$119,227
20,680		Lojas Americanas S.A.	194,416
8,330		Lojas Renner S.A.	267,754
18,817		Metalurgica Gerdau S.A.	229,518
11,661	*	MMX Mineracao e Metalicos S.A.	54,202
18,556		MRV Engenharia e Participacoes S.A.	107,959
4,000		Multiplan Empreendimentos Imobiliarios S.A.	94,431
11,192		Natura Cosmeticos S.A.	256,879
18,153		Odontoprev S.A.	96,853
100,491	*	OGX Petroleo e Gas Participacoes S.A.	697,477
8,139		Oi S.A.	55,038
46,665		Oi S.A.(Pref)	281,289
72,748		PDG Realty S.A.	171,742
44,956		Perdigao S.A.	821,927
214,172		Petroleo Brasileiro S.A.	2,515,706
302,146		Petroleo Brasileiro S.A. (Preference)	3,374,703
5,081		Porto Seguro S.A.	50,086
11,200		Raia Drogasil S.A.	120,687
23,632		Redecard S.A.	397,968
10,459		Rossi Residencial S.A.	43,896
14,381		Satipel Industrial S.A.	84,499
26,045		Souza Cruz S.A.	405,674
6,719		Sul America SA	54,989
7,642		Suzano Papel e Celulose S.A.	28,866
4,600	*	Tam S.A. (Preference)	111,275
20,521		Telefonica Brasil S.A.	585,653
57,066		Tim Participacoes S.A.	339,495
7,100		Totvus S.A.	138,376
10,600		Tractebel Energia S.A.	182,677
24,280		Ultrapar Participacoes S.A.	551,543
10,705		Usinas Siderurgicas de Minas Gerais S.A.	102,212
30,617		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	175,399
89,800		Vale S.A.	2,006,914
140,573		Vale S.A. (Preference)	3,056,816

		TOTAL BRAZIL	32,941,946

CHILE - 1.8%
157,210		AES Gener S.A.	99,346
1,259,365		Banco de Chile	196,005
2,153		Banco de Credito e Inversiones	154,931
4,551,794		Banco Santander Chile S.A.	359,376
5,138		CAP S.A.	214,078
60,761		Centros Comerciales Sudamericanos S.A.	385,847
6,956		Cia Cervecerias Unidas S.A.	100,000
522,191		Colbun S.A.	150,069
7,622,068		CorpBanca S.A.	103,403
41,177		Empresa Electrica del Norte Grande S.A.	110,332
222,346		Empresa Nacional de Electricidad S.A.	404,600
8,532		Empresa Nacional de Telecomunicaciones S.A.	169,710
75,192		Empresas CMPC S.A.	309,169
31,422		Empresas COPEC S.A.	509,845
950,335		Enersis S.A.	388,244

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

9,244		Lan Airlines S.A.	$261,237
21,989		SACI Falabella	214,682
6,954		Sociedad Quimica y Minera de Chile S.A. (Class B)	406,632
28,333		Vina Concha Y Toro S.A.	59,837

		TOTAL CHILE	4,597,343

CHINA - 16.8%
106,000	e	Agile Property Holdings Ltd	137,916
1,411,000	e	Agricultural Bank of China	667,331
168,000		Air China Ltd	121,346
86,500	*	Alibaba.com Ltd	148,294
358,000	e	Aluminum Corp of China Ltd	172,314
92,000	e	Angang New Steel Co Ltd	62,531
96,000	e	Anhui Conch Cement Co Ltd	319,349
69,000	e	Anta Sports Products Ltd	68,085
152,000		AviChina Industry & Technology Co	69,869
4,861,000		Bank of China Ltd	2,024,226
579,500	e	Bank of Communications Co Ltd	445,939
93,500	e	BBMG Corp	80,186
210,000	e	Beijing Capital International Airport Co Ltd	136,817
45,000	e	Beijing Enterprises Holdings Ltd	251,119
172,000	*	Brilliance China Automotive Holdings Ltd	185,545
37,000	*,e	Byd Co Ltd	96,673
97,320	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	144,386
116,000	e	China Agri-Industries Holdings Ltd	84,830
168,000		China BlueChemical Ltd	119,736
623,600	e	China Citic Bank	395,126
367,000		China Coal Energy Co	419,293
356,000		China Communications Construction Co Ltd	354,718
220,400		China Communications Services Corp Ltd	113,057
4,320,350		China Construction Bank	3,352,782
230,000	e	China Dongxiang Group Co	30,961
76,000		China Everbright Ltd	119,965
63,800	*	China Insurance International Holdings Co Ltd	132,875
537,000		China Life Insurance Co Ltd	1,429,786
160,000		China Longyuan Power Group Corp	125,370
291,500	e	China Merchants Bank Co Ltd	629,409
85,687		China Merchants Holdings International Co Ltd	275,913
351,500	e	China Minsheng Banking Corp Ltd	363,728
429,500		China Mobile Hong Kong Ltd	4,751,783
117,000	*,e	China Molybdenum Co Ltd	45,196
220,000	e	China National Building Material Co Ltd	294,843
146,000		China Oilfield Services Ltd	235,200
302,000	e	China Overseas Land & Investment Ltd	652,627
135,000		China Pacific Insurance Group Co Ltd	437,182
158,000	e	China Railway Construction Corp	125,333
288,000		China Railway Group Ltd	113,523
94,000	e	China Resources Enterprise	340,250
74,000		China Resources Gas Group Ltd	143,370
134,000		China Resources Power Holdings Co	243,546
140,000	*	China Shanshui Cement Group Ltd	112,810

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

279,500		China Shenhua Energy Co Ltd	$1,234,286
336,000	*,e	China Shipping Container Lines Co Ltd	108,852
104,000	e	China Shipping Development Co Ltd	67,196
139,000	e	China South Locomotive and Rolling Stock Corp	111,557
170,000	*,e	China Southern Airlines Co Ltd	76,183
120,000	e	China State Construction International Holdings Ltd	110,170
1,078,000		China Telecom Corp Ltd	577,755
436,000	e	China Unicom Ltd	762,553
95,000	e	China Yurun Food Group Ltd	120,644
71,000	*,e	China ZhengTong Auto Services Holdings Ltd	69,701
164,800	e	China Zhongwang Holdings Ltd	67,612
178,000	*,e	Chongqing Rural Commercial Bank	81,816
112,000	e	Citic Pacific Ltd	183,803
1,306,000		CNOOC Ltd	2,759,772
206,500	e	COSCO Holdings	118,801
124,000		COSCO Pacific Ltd	179,254
326,000	e	Country Garden Holdings Co Ltd	140,592
78,000	e	Dah Chong Hong Holdings Ltd	82,718
336,000	e	Datang International Power Generation Co Ltd	119,085
33,800	e	Dongfang Electric Co Ltd	91,629
206,000	e	Dongfeng Motor Group Co Ltd	402,909
87,000	e	Dongyue Group	64,764
380,000	e	Evergrande Real Estate Group	218,153
108,000	*,e	Far East Horizon Ltd	82,906
168,500		Fosun International	99,949
310,000	e	Franshion Properties China Ltd	85,159
270,000	e	Geely Automobile Holdings Ltd	99,876
52,000	e	Golden Eagle Retail Group Ltd	135,734
82,500	e	Great Wall Motor Co Ltd	177,056
234,000	e	Guangdong Investments Ltd	171,694
176,000	e	Guangzhou Automobile Group Co Ltd	194,323
532,000		Guangzhou Investment Co Ltd	118,589
83,200	e	Guangzhou R&F Properties Co Ltd	110,517
57,000	e	Hengan International Group Co Ltd	602,298
318,000	e	Huaneng Power International, Inc	188,230
4,345,000	e	Industrial & Commercial Bank of China	2,886,965
71,000	e	Intime Department Store Group Co Ltd	89,264
136,000	e	Jiangsu Express	133,684
100,000	e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	24,816
110,000	e	Jiangxi Copper Co Ltd	264,538
464,000		Lenovo Group Ltd	443,735
105,500	e	Longfor Properties Co Ltd	166,662
173,000	e	Lonking Holdings Ltd	62,470
282,000	e	Metallurgical Corp of China Ltd	62,605
122,000	e	Nine Dragons Paper Holdings Ltd	100,016
105,000	e	Parkson Retail Group Ltd	116,601
216,000	e	PICC Property & Casualty Co Ltd	268,673
124,500	e	Ping An Insurance Group Co of China Ltd	1,034,130
136,000	e	Poly Hong Kong Investment Ltd	70,587
80,000		Prime Success International Group Ltd	113,717
850,000	e	Renhe Commercial Holdings Co Ltd	48,955
81,000	e	Sany Heavy Equipment International	62,255

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,463,000	*,e	Semiconductor Manufacturing International	$72,470
124,000	e	Shandong Weigao Group Medical Polymer Co Ltd	142,198
256,000	e	Shanghai Electric Group Co Ltd	128,168
51,000		Shanghai Industrial Holdings Ltd	169,829
47,200	*,e	Shanghai Pharmaceuticals Holding Co Ltd	70,823
129,000	e	Shimao Property Holdings Ltd	169,450
219,695	e	Shui On Land Ltd	91,721
135,000	e	Sihuan Pharmaceutical Holdings	51,089
150,000	e	Sinochem Hong Kong Holding Ltd	32,579
277,324	e	Sino-Ocean Land Holdings Ltd	128,634
262,000	e	Sinopec Shanghai Petrochemical Co Ltd	90,942
63,200	e	Sinopharm Group Co	164,685
210,000	e	Soho China Ltd	162,791
161,000	*	Sun Art Retail Group Ltd	213,172
71,500	e	Tencent Holdings Ltd	2,236,791
154,000	e	Tingyi Cayman Islands Holding Corp	409,180
26,000	e	Tsingtao Brewery Co Ltd	157,117
452,000		Want Want China Holdings Ltd	551,720
36,000	e	Weichai Power Co Ltd	168,514
45,000	*,e	Wumart Stores, Inc	103,559
56,000	*	Xinao Gas Holdings Ltd	195,656
174,000	e	Yanzhou Coal Mining Co Ltd	364,434
83,000		Zhaojin Mining Industry Co Ltd	115,525
166,000		Zhejiang Expressway Co Ltd	118,981
44,500	e	Zhongsheng Group Holdings Ltd	87,904
33,000	e	Zhuzhou CSR Times Electric Co Ltd	93,030
480,000	e	Zijin Mining Group Co Ltd	155,558
47,920	e	ZTE Corp	115,695

		TOTAL CHINA	42,903,162

COLOMBIA - 1.1%
14,306		Almacenes Exito S.A.	232,159
12,842		BanColombia S.A.	210,587
21,717		BanColombia S.A. (Preference)	368,444
12,258		Cementos Argos S.A.	84,855
4,822		Corp Financiera Colombiana S.A.	93,847
420,468		Ecopetrol S.A.	1,359,904
121,882		Grupo Aval Acciones y Valores	87,484
20,202	*	Interconexion Electrica S.A.	130,677
14,290		Inversiones Argos S.A.	137,842
12,785		Suramericana de Inversiones S.A.	231,851

		TOTAL COLOMBIA	2,937,650

CZECH REPUBLIC - 0.3%
10,704		CEZ AS	431,612
1,051		Komercni Banka AS	193,088
10,000		Telefonica O2 Czech Republic AS	201,666

		TOTAL CZECH REPUBLIC	826,366

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

EGYPT - 0.4%
43,363		Commercial International Bank	$183,162
57,435		Egypt Kuwait Holding Co	63,668
1,924		Egyptian Co for Mobile Services	62,582
26,969	*	Egyptian Financial Group-Hermes Holding	60,356
7,522		Orascom Construction Industries	330,548
160,475		Orascom Telecom Holding SAE	89,851
200,940		Orascom Telecom Media And Technology Holding SAE	47,200
38,671		Talaat Moustafa Group	27,059
22,497		Telecom Egypt	48,267

		TOTAL EGYPT	912,693

FRANCE - 0.0%
4,597		National Societe Generale Bank SAE	21,682

		TOTAL FRANCE	21,682

HONG KONG - 1.0%
333,000	e	Belle International Holdings Ltd	649,760
228,000	e	Bosideng International Holdings Ltd	65,513
234,000	e	China Gas Holdings Ltd	115,893
93,000		China Mengniu Dairy Co Ltd	286,310
198,000	e	China Resources Cement Holdings Ltd	156,365
154,000	e	China Resources Land Ltd	294,694
218,000	e	Fushan International Energy Group Ltd	75,973
514,000	e	GCL Poly Energy Holdings Ltd	131,818
711,000	e	GOME Electrical Appliances Holdings Ltd	128,291
64,000	*	Haier Electronics Group Co Ltd	66,607
168,000	e	Hengdeli Holdings Ltd	66,941
145,000	e	Huabao International Holdings Ltd	74,382
44,500	e	Kingboard Chemical Holdings Ltd	124,314
136,000		Lee & Man Paper Manufacturing Ltd	63,448
140,000	*	Minmetals Resources Ltd	71,154
135,484	e	Skyworth Digital Holdings Ltd	55,159
98,500	e	Yingde Gases	114,404

		TOTAL HONG KONG	2,541,026

HUNGARY - 0.3%
19,685		Magyar Telekom	49,518
4,233	e	MOL Hungarian Oil and Gas plc	349,963
14,066		OTP Bank	246,573
760		Richter Gedeon Nyrt	131,339

		TOTAL HUNGARY	777,393

INDIA - 6.1%
13,444		Adani Enterprises Ltd	71,449
1,975		Aditya Birla Nuvo Ltd	34,689
48,258		Ambuja Cements Ltd	137,629
1,917		Asian Paints Ltd	128,251
5,094		Associated Cement Co Ltd	119,336
6,125		Bajaj Holdings and Investment Ltd	188,279
8,143		Bank of India	54,559
42,285		Bharat Heavy Electricals	179,775
11,692	*	Bharat Petroleum Corp Ltd	148,549
37,209		Bharti Airtel Ltd	218,661

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

8,249		Canara Bank	$68,115
24,602		Cipla Ltd	145,411
47,247		Coal India Ltd	315,443
25,998		Dabur India Ltd	55,097
26,893		DLF Ltd	95,137
7,112		Dr Reddy’s Laboratories Ltd	238,084
27,151		GAIL India Ltd	169,836
57,010	*	GMR Infrastructure Ltd	28,709
4,655		HCL Technologies Ltd	45,168
104,989		HDFC Bank Ltd	1,081,076
2,893		Hero Honda Motors Ltd	122,679
77,623		Hindalco Industries Ltd	177,293
60,770		Hindustan Lever Ltd	480,923
76,192		Housing Development Finance Corp	971,246
29,043		ICICI Bank Ltd	486,225
43,636	*	Idea Cellular Ltd	65,024
29,752		Infosys Technologies Ltd	1,381,385
66,323		Infrastructure Development Finance Co Ltd	151,586
157,096		ITC Ltd	731,047
62,818		Jaiprakash Associates Ltd	88,813
24,279		Jindal Steel & Power Ltd	231,879
6,209		JSW Steel Ltd	81,487
19,455		Kotak Mahindra Bank Ltd	214,522
14,623		Larsen & Toubro Ltd	339,556
22,604		LIC Housing Finance Ltd	111,362
12,210		Lupin Ltd	127,844
21,138		Mahindra & Mahindra Ltd	284,055
4,982		Maruti Udyog Ltd	129,521
24,954		Mundra Port and Special Economic Zone Ltd	60,444
48,757		NTPC Ltd	150,084
4,172		Piramal Healthcare Ltd	34,618
16,491		Power Finance Corp Ltd	53,077
88,850		Power Grid Corp of India Ltd	187,209
9,710		Ranbaxy Laboratories Ltd	92,332
6,203		Reliance Capital Ltd	38,631
31,878		Reliance Communication Ventures Ltd	45,297
7,300		Reliance Energy Ltd	72,883
97,992	*	Reliance Industries Ltd	1,382,368
28,529	*	Reliance Power Ltd	57,831
20,282		Rural Electrification Corp Ltd	80,212
36,535	*	Satyam Computer Services Ltd	53,400
24,956		Sesa Goa Ltd	89,000
8,207		Shriram Transport Finance Co Ltd	89,119
4,568		Siemens India Ltd	67,096
4,373	f	State Bank of India Ltd (GDR) (purchased 11/10/10, cost $389,040)	355,401
90,053		Sterlite Industries India Ltd	181,491
21,536		Sun Pharmaceuticals Industries Ltd	245,927
50,291	*	Suzlon Energy Ltd	21,650
32,330		Tata Consultancy Services Ltd	762,479
102,846		Tata Motors Ltd	614,721
72,538		Tata Power Co Ltd	144,847
20,096		Tata Steel Ltd	176,298

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

19,481		Titan Industries Ltd	$85,970
5,199		Ultra Tech Cement Ltd	140,571
80,876		Unitech Ltd	40,592
11,997		United Phosphorus Ltd	26,464
5,385		United Spirits Ltd	79,804
16,412		UTI Bank Ltd	343,643
31,906		Wipro Ltd	244,758
31,767		ZEE Telefilms Ltd	75,922

		TOTAL INDIA	15,793,839

INDONESIA - 2.7%
1,306,500		Adaro Energy Tbk	263,264
761,000		Bank Rakyat Indonesia	547,868
187,500		PT Aneka Tambang Tbk	35,023
19,000		PT Astra Agro Lestari Tbk	44,027
139,000		PT Astra International Tbk	1,070,406
825,500		PT Bank Central Asia Tbk	716,866
200,766		PT Bank Danamon Indonesia Tbk	122,036
625,771		PT Bank Mandiri Persero Tbk	501,837
492,693		PT Bank Negara Indonesia	214,933
1,274,500		PT Bumi Resources Tbk	279,858
468,000		PT Charoen Pokphand Indonesia Tbk	139,242
75,500	*	PT Excelcomindo Pratama	44,294
38,000		PT Gudang Garam Tbk	244,042
39,500		PT Indo Tambangraya Megah	170,476
100,500	*	PT Indocement Tunggal Prakarsa Tbk	196,792
288,500	*	PT Indofood Sukses Makmur Tbk	151,601
48,000	*	PT Indosat Tbk	25,217
170,000	*	PT International Nickel Indonesia Tbk	57,096
284,000		PT Kalbe Farma Tbk	123,991
716,000		PT Perusahaan Gas Negara	259,997
215,000		PT Semen Gresik Persero Tbk	283,364
88,500		PT Tambang Batubara Bukit Asam Tbk	177,146
690,500		PT Telekomunikasi Indonesia Tbk (Series B)	636,687
96,000		PT Unilever Indonesia Tbk	207,089
112,500		PT United Tractors Tbk	360,889

		TOTAL INDONESIA	6,874,041

KOREA, REPUBLIC OF - 15.0%
219		Amorepacific Corp	210,256
12,690		BS Financial Group	129,942
4,938		Celltrion, Inc	138,549
3,280		Cheil Industries, Inc	279,706
583		CJ CheilJedang Corp	192,604
1,160		CJ Corp	79,958
1,919		Daelim Industrial Co	176,646
5,910	*	Daewoo Engineering & Construction Co Ltd	49,101
2,180		Daewoo International Corp	62,931
11,612		Daewoo Securities Co Ltd	116,804
6,350		Daewoo Shipbuilding & Marine Engineering Co Ltd	176,641
1,039		DC Chemical Co Ltd	195,333
9,110		DGB Financial Group Co Ltd	106,042

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,990		Dongbu Insurance Co Ltd	$119,076
2,170		Dongkuk Steel Mill Co Ltd	33,551
792		Doosan Corp	96,229
3,050		Doosan Heavy Industries and Construction Co Ltd	142,991
6,880	*	Doosan Infracore Co Ltd	127,621
1,460		E-Mart Co Ltd	346,452
891		GLOVIS Co Ltd	174,025
2,365		GS Engineering & Construction Corp	175,335
4,392		GS Holdings Corp	229,238
15,320		Hana Financial Group, Inc	522,276
6,420		Hankook Tire Co Ltd	270,832
5,530		Hanwha Chemical Corp	108,234
2,721		Hanwha Corp	69,336
996		Honam Petrochemical Corp	237,997
36,520		Hynix Semiconductor, Inc	900,124
1,433		Hyosung Corp	72,936
1,055		Hyundai Department Store Co Ltd	148,368
3,200		Hyundai Development Co	66,985
4,573		Hyundai Engineering & Construction Co Ltd	287,056
2,880		Hyundai Heavy Industries	715,680
2,348		Hyundai Hysco	82,503
4,560		Hyundai Marine & Fire Insurance Co Ltd	116,562
2,530	*	Hyundai Merchant Marine Co Ltd	64,113
666		Hyundai Mipo Dockyard	71,794
4,705		Hyundai Mobis	1,272,075
10,750		Hyundai Motor Co	2,537,755
2,699		Hyundai Motor Co Ltd (2nd Preference)	189,162
1,639		Hyundai Motor Co Ltd (Preference)	107,770
7,160		Hyundai Securities Co	58,606
3,901		Hyundai Steel Co	337,505
794		Hyundai Wia Corp	117,846
10,790		Industrial Bank of Korea	118,481
6,830		Kangwon Land, Inc	146,218
25,556		KB Financial Group, Inc	864,638
258		KCC Corp	65,976
16,884		Kia Motors Corp	1,238,930
3,570		Korea Aerospace Industries Ltd	88,261
17,450	*	Korea Electric Power Corp	334,760
18,590		Korea Exchange Bank	140,588
1,370		Korea Gas Corp	53,333
2,790		Korea Investment Holdings Co Ltd	95,725
904		Korea Kumho Petrochemical	84,361
10,940		Korea Life Insurance Co Ltd	65,940
579		Korea Zinc Co Ltd	186,525
2,277		Korean Air Lines Co Ltd	89,222
3,050		KP Chemical Corp	38,557
2,690		KT Corp	69,757
7,982		KT&G Corp	548,084
3,209		LG Chem Ltd	802,129
512		LG Chem Ltd (Preference)	39,210
6,501		LG Corp	329,039
7,180		LG Electronics, Inc	442,998

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

667		LG Household & Health Care Ltd	$349,321
525	*	LG Innotek Co Ltd	37,521
16,610		LG Telecom Ltd	82,017
16,020	*	LG.Philips LCD Co Ltd	353,648
43		Lotte Confectionery Co Ltd	64,982
683		Lotte Shopping Co Ltd	211,700
1,178		LS Cable Ltd	78,485
856		LS Industrial Systems Co Ltd	43,549
850		Mando Corp	135,364
1,159		Mirae Asset Securities Co Ltd	35,204
1,067		NCsoft	275,195
2,853		NHN Corp	644,964
268		Orion Corp	212,256
4,590		POSCO	1,520,568
1,061		S1 Corp (Korea)	52,977
2,808		Samsung Card Co	85,950
8,677		Samsung Corp	586,996
4,096		Samsung Electro-Mechanics Co Ltd	394,021
7,696		Samsung Electronics Co Ltd	9,419,606
1,451		Samsung Electronics Co Ltd (Preference)	1,034,075
2,065		Samsung Engineering Co Ltd	390,956
2,492		Samsung Fire & Marine Insurance Co Ltd	475,563
11,080		Samsung Heavy Industries Co Ltd	405,087
3,381		Samsung Life Insurance Co Ltd	298,468
2,332		Samsung SDI Co Ltd	334,154
3,983		Samsung Securities Co Ltd	175,144
2,321		Samsung Techwin Co Ltd	141,172
29,846		Shinhan Financial Group Co Ltd	1,035,846
448		Shinsegae Co Ltd	98,145
1,131		SK C&C Co Ltd	93,223
1,839		SK Corp	195,788
4,534		SK Energy Co Ltd	626,723
7,410		SK Networks Co Ltd	60,926
1,027		SK Telecom Co Ltd	122,980
4,000	e	SK Telecom Co Ltd (ADR)	54,080
3,651		S-Oil Corp	313,005
4,980		STX Pan Ocean Co Ltd	25,836
3,520		Woongjin Coway Co Ltd	112,477
24,730		Woori Finance Holdings Co Ltd	258,737
8,521		Woori Investment & Securities Co Ltd	83,479
500		Yuhan Corp	46,827

		TOTAL KOREA, REPUBLIC OF	38,524,293

MALAYSIA - 3.3%
78,300		AirAsia BHD	85,906
62,600		Alliance Financial Group BHD	81,432
121,900		AMMB Holdings BHD	251,452
10,200		Asiatic Development BHD	31,614
95,600		Berjaya Corp BHD	25,228
74,600		Berjaya Sports Toto BHD	106,384
6,300		British American Tobacco Malaysia BHD	115,530
107,300	*	Bumi Armada BHD	141,147

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

332,600		Bumiputra-Commerce Holdings BHD	$812,776
13,400		Bursa Malaysia BHD	29,855
221,400		Digi.Com BHD	294,649
95,600		Gamuda BHD	112,134
148,700		Genting BHD	506,852
34,120		Hong Leong Bank BHD	137,717
9,500		Hong Leong Credit BHD	37,422
71,000		IJM Corp BHD	128,179
224,300		IOI Corp BHD	386,256
32,700		Kuala Lumpur Kepong BHD	255,030
18,400		Lafarge Malayan Cement BHD	43,626
237,616		Malayan Banking BHD	676,688
19,900		Malaysia Airports Holdings BHD	38,030
25,500		Malaysia Marine and Heavy Engineering Sdn BHD	42,364
144,700	*	Maxis BHD	292,382
51,500		MISC BHD	81,477
28,000		MMC Corp BHD	24,320
23,631		Parkson Holdings BHD	40,648
176,000		Petronas Chemicals Group BHD	378,936
47,900		Petronas Dagangan BHD	306,641
54,200		Petronas Gas BHD	300,286
27,900	*	PPB Group BHD	154,178
72,900		Public Bank BHD (Foreign)	329,145
234,500		Resorts World BHD	296,865
36,632		RHB Capital BHD	89,031
199,500		Sime Darby BHD	641,119
28,600	*	SP Setia BHD	34,110
85,700	*	Telekom Malaysia BHD	152,134
184,250		Tenaga Nasional BHD	391,189
180,900		TM International BHD	317,413
64,200	*	UEM Land Holdings BHD	42,527
22,500		UMW Holdings BHD	58,298
297,000		YTL Corp BHD	158,833
159,300		YTL Power International BHD	90,362

		TOTAL MALAYSIA	8,520,165

MEXICO - 4.7%
21,895	e	Alfa S.A. de C.V. (Class A)	312,559
2,771,170		America Movil S.A. de C.V. (Series L)	3,695,332
729,582	*,e	Cemex S.A. de C.V.	526,493
22,160		Coca-Cola Femsa S.A. de C.V.	235,466
63,386	e	Compartamos SAB de C.V.	77,274
18,000		El Puerto de Liverpool SAB de C.V.	142,663
23,325	e	Embotelladoras Arca SAB de C.V.	118,792
137,337	*	Fomento Economico Mexicano S.A. de C.V.	1,116,329
34,128		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	132,441
103,620	e	Grupo Bimbo S.A. de C.V. (Series A)	246,920
37,398	e	Grupo Carso S.A. de C.V. (Series A1)	124,890
4,965		Grupo Elektra S.A. de C.V.	307,179
110,187		Grupo Financiero Banorte S.A. de C.V.	533,850
119,032	e	Grupo Financiero Inbursa S.A.	261,257
260,056		Grupo Mexico S.A. de C.V. (Series B)	802,371

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

47,052	e	Grupo Modelo S.A. (Series C)	$332,284
183,026	e	Grupo Televisa S.A.	801,883
10,082		Industrias Penoles S.A. de C.V.	471,370
110,742		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	225,804
47,660	e	Mexichem SAB de C.V.	177,235
42,040	e	Minera Frisco SAB de C.V.	181,832
31,022	*,e	Urbi Desarrollos Urbanos S.A. de C.V	32,675
434,189	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	1,241,640

		TOTAL MEXICO	12,098,539

MOROCCO - 0.1%
2,718		Attijariwafa Bank	107,171
6,648		Douja Promotion Groupe Addoha S.A.	49,323
11,855		Maroc Telecom	181,485

		TOTAL MOROCCO	337,979

PERU - 0.5%
12,522		Cia de Minas Buenaventura S.A. (ADR) (Series B)	516,782
4,872		Credicorp Ltd (NY)	637,794
150,002		Volcan Cia Minera S.A.	180,650

		TOTAL PERU	1,335,226

PHILIPPINES - 0.8%
129,400		Aboitiz Equity Ventures Inc	155,883
145,900		Aboitiz Power Corp	117,241
288,100		Alliance Global Group, Inc	83,956
11,628		Ayala Corp	118,182
307,700		Ayala Land, Inc	155,657
80,350		Banco de Oro Universal Bank	125,640
53,474		Bank of the Philippine Islands	93,038
1,710		Globe Telecom, Inc	45,395
51,140		International Container Term Services, Inc	82,059
25,860		Jollibee Foods Corp	68,541
16,130	*	Manila Electric Co	100,443
40,151		Metropolitan Bank & Trust	86,556
2,935		Philippine Long Distance Telephone Co	179,579
588,000		PNOC Energy Development Corp	81,956
32,040		San Miguel Corp	85,139
14,529		SM Investments Corp	239,559
343,900		SM Prime Holdings	135,869
59,920		Universal Robina	92,063

		TOTAL PHILIPPINES	2,046,756

POLAND - 1.3%
3,534		Asseco Poland S.A.	52,608
889		Bank Handlowy w Warszawie S.A.	21,386
8,529		Bank Millennium S.A.	11,218
7,822		Bank Pekao S.A.	369,103
718		BRE Bank S.A.	65,836
11,738	*	Cyfrowy Polsat S.A.	51,819
6,209		Enea S.A.	32,785
10,855	*	Grupa Lotos S.A.	97,548

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,007	*	Jastrzebska Spolka Weglowa S.A.	$59,134
9,486		KGHM Polska Miedz S.A.	419,441
218,672		Polish Oil & Gas Co	283,214
48,628		Polska Grupa Energetyczna S.A.	291,071
28,168	*	Polski Koncern Naftowy Orlen S.A.	328,620
42,467		Powszechna Kasa Oszczednosci Bank Polski S.A.	455,479
4,077		Powszechny Zaklad Ubezpieczen S.A.	412,526
36,769		Synthos S.A.	71,061
71,893		Tauron Polska Energia S.A.	106,640
50,568	*	Telekomunikacja Polska S.A.	264,433
5,414		TVN S.A.	16,472

		TOTAL POLAND	3,410,394

RUSSIA - 6.5%
7,340	*,f	AFK Sistema (GDR) (purchased 8/31/10, cost $243,290)	139,567
42,000	f	Federal Grid Co Unified Energy System JSC (GDR) (purchased 3/07/12, cost $245,849)	210,000
185,000	*	Gazprom (ADR)	2,121,950
197,712		Gazprom OAO (ADR)	2,289,910
1,909		Gazpromneft OAO (ADR)	47,288
5,400	*	IDGC Holding JSC (ADR)	99,900
37,957		LUKOIL (ADR)	2,335,161
17,490	f	Magnit OAO (GDR) (purchased 8/31/10, cost $411,982)	512,528
8,834	e	Mechel Steel Group OAO (ADR)	76,767
34,327		MMC Norilsk Nickel (ADR)	610,668
35,919		Mobile TeleSystems (ADR)	702,576
6,826	f	NovaTek OAO (GDR) (purchased 8/31/10, cost $749,416)	871,555
4,655	f	Novolipetsk Steel (GDR) (purchased 8/31/10, cost $215,671)	101,064
126,356	f	Rosneft Oil Co (GDR) (purchsed 8/31/10, cost $810,647)	904,773
14,676	*	Rostelecom (ADR)	414,706
73,514		RusHydro (ADR)	255,782
157,636		Sberbank of Russian Federation (ADR)	2,041,754
12,987	f	Severstal (GDR) (purchased 8/31/10, cost $281,815)	176,651
92,389		Surgutneftegaz (ADR)	925,390
18,568		Tatneft (GDR)	689,232
3,793	f	TMK OAO (GDR) (purchased 8/31/10, cost $123,007)	50,975
18,762	f	Uralkali (GDR) (purchased 8/31/10, cost $806,605)	709,960
86,519	f	VTB Bank OJSC (GDR) (purchased 8/31/10, cost $590,218)	362,835

		TOTAL RUSSIA	16,650,992

SOUTH AFRICA - 7.6%
20,259		ABSA Group Ltd	417,511
54,835	e	African Bank Investments Ltd	274,142
7,001		African Rainbow Minerals Ltd	163,166
3,999	e	Anglo Platinum Ltd	260,072
27,584		AngloGold Ashanti Ltd	945,823
18,788	*	Aspen Pharmacare Holdings Ltd	303,691
23,926	*	Aveng Ltd	122,279
13,824	*	Barloworld Ltd	174,347
20,802		Bidvest Group Ltd	492,339
12,275		Discovery Holdings Ltd	81,240
201,532		FirstRand Ltd	655,429
13,464		Foschini Ltd	223,195

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

51,816		Gold Fields Ltd	$663,756
115,347		Growthpoint Properties Ltd	311,625
26,617	e	Harmony Gold Mining Co Ltd	258,829
34,018	e	Impala Platinum Holdings Ltd	664,070
12,078	*	Imperial Holdings Ltd	262,624
14,988		Investec Ltd	86,198
5,449	e	Kumba Iron Ore Ltd	385,891
7,984	e	Kumba Resources Ltd	212,857
10,720	e	Liberty Holdings Ltd	121,649
57,435		Life Healthcare Group Holdings Pte Ltd	198,714
7,916	e	Massmart Holdings Ltd	170,341
54,469		Metropolitan Holdings Ltd	122,683
8,508	*	Mittal Steel South Africa Ltd	64,579
115,857	e	MTN Group Ltd	2,026,090
26,626		Naspers Ltd (N Shares)	1,606,526
13,427	*	Nedbank Group Ltd	293,007
61,647		Network Healthcare Holdings Ltd	111,494
8,736		Northam Platinum Ltd	37,797
11,156		Pick’n Pay Stores Ltd	64,671
33,537	*	Pretoria Portland Cement Co Ltd	133,803
188,365		Redefine Income Fund Ltd	199,821
30,802		Remgro Ltd	521,957
8,964		Reunert Ltd	83,010
56,314		RMB Holdings Ltd	243,440
37,642		RMI Holdings	84,290
131,680		Sanlam Ltd	568,143
32,148	e	Sappi Ltd	116,438
45,453		Sasol Ltd	2,161,041
29,680	e	Shoprite Holdings Ltd	513,364
11,344	*	Spar Group Ltd	177,474
80,798		Standard Bank Group Ltd	1,193,572
71,871	*,e	Steinhoff International Holdings Ltd	262,267
15,702		Telkom S.A. Ltd	48,060
11,487		Tiger Brands Ltd	421,305
28,666		Truworths International Ltd	306,291
23,427		Vodacom Group Pty Ltd	325,746
51,699	e	Woolworths Holdings Ltd	323,633

		TOTAL SOUTH AFRICA	19,460,290

TAIWAN - 10.5%
175,000		Acer, Inc	199,443
345,013		Advanced Semiconductor Engineering, Inc	346,943
18,900		Advantech Co Ltd	63,945
157,660		Asia Cement Corp	188,818
48,500		Asustek Computer, Inc	487,209
499,000		AU Optronics Corp	224,536
71,840		Capital Securities Corp	25,544
39,000		Catcher Technology Co Ltd	247,619
439,680		Cathay Financial Holding Co Ltd	462,231
306,120		Chang Hwa Commercial Bank	168,780
112,400		Cheng Shin Rubber Industry Co Ltd	278,638
28,129		Cheng Uei Precision Industry Co Ltd	57,456

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

26,455		Chicony Electronics Co Ltd	$51,347
160,333		China Airlines	62,056
610,014		China Development Financial Holding Corp	153,478
112,899		China Life Insurance Co Ltd (Taiwan)	100,100
23,000		China Motor Corp	18,914
133,600		China Petrochemical Development Corp	134,144
875,300		China Steel Corp	868,981
726,536		Chinatrust Financial Holding Co	460,538
276,600		Chunghwa Telecom Co Ltd	864,877
24,000		Clevo Co	37,255
292,000		Compal Electronics, Inc	334,293
122,000		Delta Electronics, Inc	360,360
250,400		E.Sun Financial Holding Co Ltd	132,186
50,000		Epistar Corp	120,653
15,000		Eternal Chemical Co Ltd	11,655
109,100		Eva Airways Corp	65,211
103,299		Evergreen Marine Corp Tawain Ltd	60,550
22,000		Everlight Electronics Co Ltd	44,909
54,800		Far Eastern Department Stores Co Ltd	58,708
199,840		Far Eastern Textile Co Ltd	224,361
123,000		Far EasTone Telecommunications Co Ltd	266,159
14,000		Farglory Land Development Co Ltd	25,754
33,000		Feng Hsin Iron & Steel Co	55,354
408,359		First Financial Holding Co Ltd	243,334
196,000		Formosa Chemicals & Fibre Corp	565,725
2,100		Formosa International Hotels Corp	28,351
114,000		Formosa Petrochemical Corp	353,028
275,000		Formosa Plastics Corp	777,810
42,000		Formosa Taffeta Co Ltd	39,556
48,450		Foxconn Technology Co Ltd	169,575
357,938		Fubon Financial Holding Co Ltd	370,313
553,800		Fuhwa Financial Holdings Co Ltd	263,805
19,000		Giant Manufacturing Co Ltd	95,004
50,500		High Tech Computer Corp	758,018
27,000		Highwealth Construction Corp	45,022
12,240		Hiwin Technologies Corp	115,056
633,300		Hon Hai Precision Industry Co, Ltd	1,991,207
17,000		Hotai Motor Co Ltd	107,596
327,733		Hua Nan Financial Holdings Co Ltd	180,914
316,000	*	InnoLux Display Corp	130,090
83,000	*	Inotera Memories, Inc	21,528
116,000		Inventec Co Ltd	44,409
168,950		KGI Securities Co Ltd	77,564
19,000		Kinsus Interconnect Technology Corp	59,340
7,000		Largan Precision Co Ltd	110,249
27,665		LEE Chang Yung Chem IND Corp	42,493
149,455		Lite-On Technology Corp	181,631
214,000		Macronix International	70,282
72,000		MediaTek, Inc	620,311
552,860		Mega Financial Holding Co Ltd	434,669
12,649		Motech Industries, Inc	18,330
25,513		MStar Semiconductor, Inc	150,576

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

21,501		Nan Kang Rubber Tire Co Ltd	$31,413
325,000		Nan Ya Plastics Corp	666,836
7,210		Nan Ya Printed Circuit Board Corp	13,426
35,000		Novatek Microelectronics Corp Ltd	105,342
113,000		Pegatron Technology Corp	162,551
9,000		Phison Electronics Corp	63,727
156,000		Pou Chen Corp	133,258
49,000		Powertech Technology, Inc	83,100
45,000		President Chain Store Corp	240,506
57,000		Prime View International Co Ltd	61,738
175,000		Quanta Computer, Inc	457,898
30,000		Radiant Opto-Electronics Corp	125,157
27,140		Realtek Semiconductor Corp	58,576
9,000		Richtek Technology Corp	54,350
35,476		Ruentex Development Co Ltd	50,679
25,461		Ruentex Industries Ltd	44,022
363,934		Shin Kong Financial Holding Co Ltd	107,180
203,000		Siliconware Precision Industries Co	239,271
15,900		Simplo Technology Co Ltd	121,064
19,750		Sino-American Silicon Products, Inc	33,977
372,277		SinoPac Financial Holdings Co Ltd	126,141
15,000		Standard Foods Corp	46,447
96,000		Synnex Technology International Corp	224,190
332,790		Taishin Financial Holdings Co Ltd	127,798
197,465	*	Taiwan Business Bank	59,687
252,914		Taiwan Cement Corp	299,771
293,120	*	Taiwan Cooperative Financial Holding	180,136
46,000		Taiwan Fertilizer Co Ltd	109,455
45,100		Taiwan Glass Industrial Corp	44,740
127,200		Taiwan Mobile Co Ltd	409,914
1,719,000		Taiwan Semiconductor Manufacturing Co Ltd	5,080,736
89,344	*	Tatung Co Ltd	24,348
140,000		Teco Electric and Machinery Co Ltd	102,171
6,200	*	TPK Holding Co Ltd	75,661
6,000		Transcend Information, Inc	15,972
27,760		Tripod Technology Corp	81,187
41,400		TSRC Corp	99,658
56,000		Tung Ho Steel Enterprise Corp	53,059
28,000		U-Ming Marine Transport Corp	47,412
89,000		Unimicron Technology Corp	100,558
280,780		Uni-President Enterprises Corp	435,108
880,000		United Microelectronics Corp	460,304
173,000		Walsin Lihwa Corp	50,010
21,000		Wan Hai Lines Ltd	10,586
102,795		Wintek Corp	66,511
140,995		Wistron Corp	210,343
88,500		WPG Holdings Co Ltd	120,150
73,700		Yang Ming Marine Transport	31,118
55,000		Yulon Motor Co Ltd	87,637

		TOTAL TAIWAN	26,963,670

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

THAILAND - 2.1%
55,600		Advanced Info Service PCL	$330,616
83,500		Bangkok Bank PCL (Foreign)	525,491
53,300		Bank of Ayudhya PCL	48,908
11,500		Banpu PCL	207,654
55,200		BEC World PCL (Foreign)	92,266
205,000		Charoen Pokphand Foods PCL	271,021
145,900		CP Seven Eleven PCL	361,785
28,500		Glow Energy PCL	62,202
89,778		Indorama Ventures PCL (Foreign)	100,727
1,037,100		IRPC PCL	146,630
111,700		Kasikornbank PCL (Foreign)	590,294
161,200		Krung Thai Bank PCL	94,087
90,600		PTT Exploration & Production PCL	522,047
121,341		PTT Global Chemical PCL	271,129
73,000		PTT PCL	830,895
16,800		Siam Cement PCL (Foreign)	228,180
98,800		Siam Commercial Bank PCL	483,558
88,500		Thai Oil PCL	194,141

		TOTAL THAILAND	5,361,631

TURKEY - 1.3%
82,220		Akbank TAS	305,642
13,475		Anadolu Efes Biracilik Ve Malt Sanayii AS	189,947
11,442		Arcelik AS	50,209
27,512	*	Asya Katilim Bankasi AS	28,056
5,468		BIM Birlesik Magazalar AS	228,064
3,103		Coca-Cola Icecek AS	43,667
39,533	*	Emlak Konut Gayrimenkul Yatiri	52,023
14,979		Enka Insaat ve Sanayi AS	46,937
17,782	*	Eregli Demir ve Celik Fabrikalari TAS	23,287
40,673		Eregli Demir ve Celik Fabrikalari TAS	56,360
4,051		Ford Otomotiv Sanayi AS	37,293
37,896		Haci Omer Sabanci Holding AS	157,614
43,100		KOC Holding AS	160,077
3,597		Koza Altin Isletmeleri AS	77,945
9,678	*	TAV Havalimanlari Holding AS	50,969
11,941		Tupras Turkiye Petrol Rafine	250,037
21,057	*	Turk Hava Yollari	32,250
24,762		Turk Sise ve Cam Fabrikalari AS	42,321
37,010		Turk Telekomunikasyon AS	162,151
51,707		Turkcell Iletisim Hizmet AS	257,268
147,215	*	Turkiye Garanti Bankasi AS	541,977
22,238		Turkiye Halk Bankasi AS	155,888
116,923		Turkiye Is Bankasi (Series C)	267,801
52,484		Turkiye Vakiflar Bankasi Tao	94,207
56,486	*	Yapi ve Kredi Bankasi	104,623

		TOTAL TURKEY	3,416,613

UKRAINE - 0.0%
3,072	*	Kernel Holding S.A.	67,784

		TOTAL UKRAINE	67,784

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

UNITED STATES - 1.9%
11,396		Southern Copper Corp (NY)	$374,700
109,000		Vanguard Emerging Markets ETF	4,635,770

		TOTAL UNITED STATES	5,010,470

		TOTAL COMMON STOCKS	254,331,943

		(Cost $247,627,064)

PREFERRED STOCKS - 0.9%

BRAZIL - 0.9%
52,707		Ambev Cia De Bebidas Das	2,220,101

		TOTAL BRAZIL	2,220,101

		TOTAL PREFERRED STOCKS	2,220,101

		(Cost $1,542,734)

RIGHTS / WARRANTS - 0.0%
BRAZIL - 0.0%
52		Cia Brasileira de Distribuicao Grupo Pao de Acucar	0
128		Cia de Bebidas das Americas	1,657
2,145		Itausa-Investimentos Itau S.A.	630

		TOTAL BRAZIL	2,287

		TOTAL RIGHTS / WARRANTS	2,287

		(Cost $0)

SHORT-TERM INVESTMENTS - 9.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 9.2%
23,614,525	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	23,614,525

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	23,614,525

		TOTAL SHORT-TERM INVESTMENTS	23,614,525

		(Cost $23,614,525)

		TOTAL INVESTMENTS - 109.0%	280,168,856
		(Cost $272,784,323)
		OTHER ASSETS & LIABILITIES, NET - (9.0)%	(23,119,163)

		NET ASSETS - 100.0%	$257,049,693

		Abbreviation(s):
		ADR American Depositary Receipt
		ETF Exchange Traded Fund
		GDR Global Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $21,687,870.
	f	Restricted security. At 4/30/2012, the aggregate value of these securities amounted to $4,395,309 or 1.7% of net assets.

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2012

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$64,456,081	25.1%
INFORMATION TECHNOLOGY	35,370,661	13.8
ENERGY	33,970,972	13.2
MATERIALS	31,794,730	12.4
TELECOMMUNICATION SERVICES	20,869,967	8.1
CONSUMER STAPLES	20,676,777	8.0
CONSUMER DISCRETIONARY	20,665,427	8.0
INDUSTRIALS	16,554,638	6.5
UTILITIES	9,555,118	3.7
HEALTH CARE	2,639,960	1.0
SHORT - TERM INVESTMENTS	23,614,525	9.2
OTHER ASSETS & LIABILITIES, NET	(23,119,163)	(9.0)

NET ASSETS	$257,049,693	100.0%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.1%

AUSTRALIA - 8.4%
124,687		AGL Energy Ltd	$1,940,290
366,582		Australia & New Zealand Banking Group Ltd	9,081,432
47,318		Bendigo Bank Ltd	370,013
318,885		BHP Billiton Ltd	11,832,935
480	e	Cochlear Ltd	32,692
72,876		Commonwealth Bank of Australia	3,931,147
28,308	*	Crown Ltd	267,304
44,574		CSL Ltd	1,697,400
138,281		Echo Entertainment Group Ltd	644,155
63,755		Iluka Resources Ltd	1,113,699
531,239	*	Incitec Pivot Ltd	1,795,440
242,998		Lend Lease Corp Ltd	1,871,607
228,345		Metcash Ltd	939,493
39,689		National Australia Bank Ltd	1,037,442
123,190		Origin Energy Ltd	1,692,500
7,442	e	Ramsay Health Care Ltd	155,102
410,024		SP AusNet	470,908
138,549	*	Stockland Trust Group	445,079
406,396		Suncorp-Metway Ltd	3,426,865
156,705		Tabcorp Holdings Ltd	467,433
374,551		Tattersall’s Ltd	1,005,891
741,724		Telstra Corp Ltd	2,734,727
275,650		Westfield Retail Trust	777,865
229,844		Westpac Banking Corp	5,416,554
42,186		Woolworths Ltd	1,137,494
71,711		WorleyParsons Ltd	2,099,790

		TOTAL AUSTRALIA	56,385,257

AUSTRIA - 0.5%
238,375	*	IMMOFINANZ Immobilien Anlagen AG.	839,247
32,661		OMV AG.	1,104,816
40,170		Voestalpine AG.	1,308,593
10,399		Wiener Staedtische Allgemeine Versicherung AG.	423,459

		TOTAL AUSTRIA	3,676,115

BELGIUM - 1.0%
33,387	e	Belgacom S.A.	948,698
23,830		Delhaize Group	1,159,842
377,198	e	Fortis	687,342
22,773	e	InBev NV	1,641,375
45,809	e	Umicore	2,487,601

		TOTAL BELGIUM	6,924,858

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

DENMARK - 0.9%
106		AP Moller - Maersk AS (Class A)	$790,634
329		AP Moller - Maersk AS (Class B)	2,576,050
8,270		Novo Nordisk AS (Class B)	1,219,188
151,132		TDC AS	1,083,336
3,362		TrygVesta AS	187,712

		TOTAL DENMARK	5,856,920

FINLAND - 0.8%
73,570		Metso Oyj	3,160,029
104,811	e	Neste Oil Oyj	1,240,263
52,426	e	OKO Bank (Class A)	564,211
47,429	e	UPM-Kymmene Oyj	608,665

		TOTAL FINLAND	5,573,168

FRANCE - 7.5%
445,081	e	AXA S.A.	6,324,667
25,637	*	Casino Guichard Perrachon S.A.	2,518,810
29,447		CNP Assurances	413,450
25,269		Edenred	807,282
27,643	e	Eiffage S.A.	941,017
2,698		Electricite de France	57,160
447,192		France Telecom S.A.	6,130,136
6,257	*	Icade	527,881
11,697		Imerys S.A.	666,489
14,298		Michelin (C.G.D.E.) (Class B)	1,068,528
11,473	e	Neopost S.A.	660,301
70,381		Renault S.A.	3,201,685
39,517	*	Safran S.A.	1,464,694
111,199	e	Sanofi-Aventis	8,493,580
29,550		Schneider Electric S.A.	1,820,157
51,470		SCOR	1,360,748
9,686		Societe BIC S.A.	1,066,946
20,212	*	Suez Environnement S.A.	285,113
141,221		Total S.A.	6,779,117
16,191	*	Vinci S.A.	750,946
261,821		Vivendi Universal S.A.	4,842,785
726		Wendel	54,380

		TOTAL FRANCE	50,235,872

GERMANY - 8.2%
57,754		Allianz AG.	6,441,957
114,584	e	BASF AG.	9,434,057
6,700	e	Bayer AG.	472,108
75,137		Bayerische Motoren Werke AG.	7,146,440
41,911	*,e	Continental AG.	4,064,877
2,838		Daimler AG. (Reg)	157,031
26,971	e	Hannover Rueckversicherung AG.	1,632,214
431,877		Infineon Technologies AG.	4,303,885
35,538	*	Kabel Deutschland Holding AG.	2,240,422
43,114	e	Muenchener Rueckver AG.	6,262,320
20,167		Porsche AG.	1,232,108
69,516		ProSiebenSat.1 Media AG.	1,766,343

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

10,742		SAP AG.	$712,340
44,301		Siemens AG.	4,112,036
34,690		Suedzucker AG.	1,056,380
22,397		Volkswagen AG.	3,825,975

		TOTAL GERMANY	54,860,493

HONG KONG - 2.7%
31,000		ASM Pacific Technology	418,817
307,000		Cheung Kong Holdings Ltd	4,060,091
113,500		CLP Holdings Ltd	971,638
21,000		Henderson Land Development Co Ltd	119,157
210,000		Lifestyle International Holdings Ltd	489,448
504,394		Link Real Estate Investment Trust	2,098,482
489,446		Sun Hung Kai Properties Ltd	5,862,531
204,500		Swire Pacific Ltd (Class A)	2,410,652
166,700		Wharf Holdings Ltd	988,591
142,000		Wheelock & Co Ltd	478,426

		TOTAL HONG KONG	17,897,833

IRELAND - 0.3%
6,112		Kerry Group plc (Class A)	279,128
12,300		Ryanair Holdings plc (ADR)	414,141
19,559		Shire Ltd	637,479
28,707		WPP plc	388,720

		TOTAL IRELAND	1,719,468

ISRAEL - 0.6%
71,277		Bank Leumi Le-Israel	222,967
123,207		Bezeq Israeli Telecommunication Corp Ltd	205,402
1,890		Cellcom Israel Ltd	23,821
556		Delek Group Ltd	108,226
32,706		Israel Chemicals Ltd	374,119
48		Israel Corp Ltd	31,285
45,656	*	Mizrahi Tefahot Bank Ltd	411,397
4,083		Partner Communications	30,517
62,484		Teva Pharmaceutical Industries Ltd	2,857,214

		TOTAL ISRAEL	4,264,948

ITALY - 2.4%
602,971		Banca Intesa S.p.A. RSP	805,883
1,837,867		Enel S.p.A.	6,027,092
136,087		ENI S.p.A.	3,023,827
231,309	*	FIAT Industrial S.p.A.	2,625,842
215,327		Pirelli & C S.p.A.	2,623,691
213,535		Snam Rete Gas S.p.A.	1,014,415

		TOTAL ITALY	16,120,750

JAPAN - 20.5%
16,700		Aisin Seiki Co Ltd	588,051
185,000	e	All Nippon Airways Co Ltd	542,961
334,000		Aozora Bank Ltd	856,637

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

3,700		Asahi Breweries Ltd	$83,314
492,000		Asahi Kasei Corp	3,040,925
61,000		Bridgestone Corp	1,443,368
108,000		Brother Industries Ltd	1,451,169
27,600		Canon, Inc	1,251,048
125		Central Japan Railway Co	1,037,766
24,000		Chiba Bank Ltd	145,812
38,300		Chubu Electric Power Co, Inc	627,236
36,000		Chugoku Bank Ltd	454,905
113,000	e	Daihatsu Motor Co Ltd	2,133,089
6,000		FamilyMart Co Ltd	267,075
11,200		Fanuc Ltd	1,888,886
60,000		Fukuoka Financial Group, Inc	249,629
102,000		Gunma Bank Ltd	517,526
76,000		Hachijuni Bank Ltd	413,614
382,000		Hitachi Ltd	2,433,051
21,800		Honda Motor Co Ltd	784,564
3,800	e	Ibiden Co Ltd	77,581
33		Inpex Holdings, Inc	217,883
153,300		Isetan Mitsukoshi Holdings Ltd	1,669,786
547,000		Ishikawajima-Harima Heavy Industries Co Ltd	1,323,277
246,000		J Front Retailing Co Ltd	1,263,992
35		Japan Prime Realty Investment Corp	100,513
41		Japan Tobacco, Inc	227,127
308		Jupiter Telecommunications Co	326,363
91,900		Kansai Electric Power Co, Inc	1,332,601
1,286,000	e	Kawasaki Kisen Kaisha Ltd	2,708,771
468		KDDI Corp	3,063,664
57,100		Komatsu Ltd	1,643,336
390,000		Konica Minolta Holdings, Inc	3,164,127
125,900		Kuraray Co Ltd	1,796,769
4,100		Kyocera Corp	399,709
95,400		Kyushu Electric Power Co, Inc	1,265,447
28,100	e	Lawson, Inc	1,860,380
19,300		Makita Corp	738,778
598,000		Marubeni Corp	4,152,335
272,300		Mitsubishi Corp	5,901,270
1,001,400		Mitsubishi UFJ Financial Group, Inc	4,808,232
11,070		Mitsubishi UFJ Lease & Finance Co Ltd	459,936
182,800		Mitsui & Co Ltd	2,854,531
274,000		Mitsui Trust Holdings, Inc	802,695
1,515,100		Mizuho Financial Group, Inc	2,388,565
14,600		Murata Manufacturing Co Ltd	834,384
56,000		NGK Spark Plug Co Ltd	799,474
77,500		NHK Spring Co Ltd	808,932
37,300	e	Nikon Corp	1,105,508
37,000		Nippon Electric Glass Co Ltd	298,951
104,000		Nippon Steel Corp	259,156
56,200		Nippon Telegraph & Telephone Corp	2,542,804
627,300		Nissan Motor Co Ltd	6,522,055
37,000	e	Nisshin Steel Co Ltd	51,931
40,000		Nitto Denko Corp	1,641,601

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

51,700		NKSJ Holdings, Inc	$1,064,178
330,900		Nomura Holdings, Inc	1,356,399
33,200		Nomura Real Estate Holdings, Inc	580,375
79		Nomura Real Estate Office Fund, Inc	458,681
47,300	e	Nomura Research Institute Ltd	1,085,153
76		NTT DoCoMo, Inc	129,770
4,570	e	ORIX Corp	436,941
51,800		Otsuka Holdings KK	1,561,130
146,700		Resona Holdings, Inc	623,110
309,000		Sekisui House Ltd	2,864,547
206,400		Seven & I Holdings Co Ltd	6,247,763
13,200		Shionogi & Co Ltd	172,175
160,000		Shizuoka Bank Ltd	1,674,354
102,900	e	Showa Shell Sekiyu KK	647,562
50,100		Sumitomo Corp	711,981
202,000		Sumitomo Metal Mining Co Ltd	2,649,702
155,800		Sumitomo Mitsui Financial Group, Inc	4,985,410
118,800		Sumitomo Rubber Industries, Inc	1,634,796
14,900		Suzuki Motor Corp	350,693
150,900		Takeda Pharmaceutical Co Ltd	6,584,535
163,400	e	Tohoku Electric Power Co, Inc	1,713,298
97,400		Tokyo Electron Ltd	5,397,522
103,000		Tokyu Corp	482,330
381,000		Tokyu Land Corp	1,836,255
167,000	e	TonenGeneral Sekiyu KK	1,562,023
35,000		Toray Industries, Inc	269,091
26,000	e	Toshiba Corp	106,283
48,600		Toyota Industries Corp	1,372,749
96,500		Toyota Motor Corp	3,954,352
116,700		Toyota Tsusho Corp	2,314,247
25,000	e	Trend Micro, Inc	758,397
2,720		USS Co Ltd	275,909
47,900		West Japan Railway Co	1,967,850

		TOTAL JAPAN	137,452,651

MACAU - 0.3%
431,600		Sands China Ltd	1,689,837

		TOTAL MACAU	1,689,837

MEXICO - 0.1%
23,103		Fresnillo plc	588,646

		TOTAL MEXICO	588,646

NETHERLANDS - 5.9%
77,668	e	ASML Holding NV	3,951,984
30,133		Boskalis Westminster	1,100,707
73,151		DSM NV	4,197,765
144,073	e	European Aeronautic Defence and Space Co	5,693,569
20,737		Heineken Holding NV	960,382
344,956	e	Koninklijke Ahold NV	4,378,327
221,385		Royal Dutch Shell plc (A Shares)	7,895,901
231,275		Royal Dutch Shell plc (B Shares)	8,463,404
89,995		Unilever NV	3,082,715

		TOTAL NETHERLANDS	39,724,754

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.0%
31,959		Sky City Entertainment Group Ltd	$100,289
62,746		Telecom Corp of New Zealand Ltd	134,901

		TOTAL NEW ZEALAND	235,190

NORWAY - 1.3%
52,969	e	Gjensidige Forsikring BA	596,783
66,390	e	SeaDrill Ltd	2,574,074
109,294		Statoil ASA	2,932,616
18,303		Telenor ASA	336,435
39,877		Yara International ASA	1,954,774

		TOTAL NORWAY	8,394,682

PORTUGAL - 0.3%
600,053		Energias de Portugal S.A.	1,715,974

		TOTAL PORTUGAL	1,715,974

SINGAPORE - 1.7%
5,770,000	e	Golden Agri-Resources Ltd	3,415,495
428,000		Keppel Corp Ltd	3,806,942
298,000		SembCorp Industries Ltd	1,210,448
308,000	e	SembCorp Marine Ltd	1,260,241
198,000		Singapore Technologies Engineering Ltd	480,837
87,000		United Overseas Land Ltd	317,059
1,287,000	e	Yangzijiang Shipbuilding	1,220,881

		TOTAL SINGAPORE	11,711,903

SPAIN - 2.4%
1,027,413		Banco Santander Central Hispano S.A.	6,450,738
255,132		Cintra Concesiones de Infraestructuras de Transporte S.A.	2,845,020
449,621	e	Corp Mapfre S.A.	1,301,610
212,004		Gas Natural SDG S.A.	2,955,275
11,880	e	Inditex S.A.	1,070,795
47,924		Repsol YPF S.A.	921,336
55,047		Telefonica S.A.	803,838

		TOTAL SPAIN	16,348,612

SWEDEN - 2.8%
46,564	e	Atlas Copco AB (A Shares)	1,108,060
157,490		Ericsson (LM) (B Shares)	1,561,270
12,278		Getinge AB (B Shares)	329,007
34,390		Industrivarden AB	525,712
45,018		Kinnevik Investment AB (Series B)	915,686
132,339	e	Svenska Handelsbanken (A Shares)	4,283,595
76,131		Swedish Match AB	3,101,281
92,892		Tele2 AB (B Shares)	1,767,095
361,212		Volvo AB (B Shares)	5,012,980

		TOTAL SWEDEN	18,604,686

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SWITZERLAND - 7.9%
19,729		Aryzta AG.	$993,799
4,165		Geberit AG.	880,630
255,326		Nestle S.A.	15,648,740
222,962		Novartis AG.	12,311,122
4,700		Partners Group	894,483
71,105		Roche Holding AG.	12,995,185
102,729		Swiss Re Ltd	6,450,667
4,890		Syngenta AG.	1,714,808
3,212		Zurich Financial Services AG.	786,949

		TOTAL SWITZERLAND	52,676,383

UNITED KINGDOM - 19.8%
63,621		Admiral Group plc	1,250,364
66,376		Aggreko plc	2,426,038
7,112		Anglo American plc (London)	274,841
6,399		ARM Holdings plc	54,143
187,156		AstraZeneca plc (ADR)	8,216,149
48,152		Babcock International Group	649,911
429,880		BAE Systems plc	2,060,084
191,521		Balfour Beatty plc	811,594
446,308		Barclays plc	1,580,084
74,137		BG Group plc	1,749,275
290,748		BHP Billiton plc	9,359,715
258,111		BP plc (ADR)	11,204,599
112,304		British American Tobacco plc	5,760,016
8,316		British Sky Broadcasting plc	91,518
1,508,394		BT Group plc	5,159,381
47,137		Burberry Group plc	1,136,203
352,241		Diageo plc	8,884,664
224,896		Eurasian Natural Resources Corp	2,050,084
563,179		GKN plc	1,862,697
180,930		GlaxoSmithKline plc	4,179,751
773,267		HSBC Holdings plc	6,980,416
98,594		Imperial Tobacco Group plc	3,942,814
2,375		Johnson Matthey plc	89,185
67,676		Kingfisher plc	319,157
1,661,881		Legal & General Group plc	3,173,198
49,582		London Stock Exchange Group plc	875,406
248,597		Marks & Spencer Group plc	1,440,810
652,012		National Grid plc	7,040,770
78,303		Next plc	3,723,881
44,890		Petrofac Ltd	1,267,662
534,958		Prudential plc	6,556,390
20,790		Reckitt Benckiser Group plc	1,210,256
271,616		Rexam plc	1,896,011
89,618		Rio Tinto plc	5,023,515
106,528		Rolls-Royce Group plc	1,424,324
11,291,968	*,m	Rolls-Royce Holdings plc	18,326
200,159		Sage Group plc	929,953
197,180		Standard Chartered plc	4,820,190
472,132		Standard Life plc	1,713,366

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

148,713		Tate & Lyle plc			$1,666,959
125,208		Tesco plc			645,156
56,605		Unilever plc			1,933,739
202,043		Vodafone Group plc (ADR)			5,622,857
33,386		Weir Group plc			924,180
187,336		WM Morrison Supermarkets plc			853,270

		TOTAL UNITED KINGDOM			132,852,902

UNITED STATES - 1.8%
212,000		iShares MSCI EAFE Index Fund			11,395,000
16,666		Transocean Ltd			835,324

		TOTAL UNITED STATES			12,230,324

		TOTAL COMMON STOCKS			657,742,226

		(Cost $642,297,016)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 11.2%
GOVERNMENT AGENCY DEBT - 1.4%
$ 9,300,000		Federal Home Loan Bank (FHLB)	0.030%	05/01/12	9,300,000

		TOTAL GOVERNMENT AGENCY DEBT			9,300,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 9.8%
		TIAA-CREF Short Term Lending Portfolio of the State Street
65,502,643	c	Navigator Securities Lending Trust			65,502,643

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			65,502,643

		TOTAL SHORT-TERM INVESTMENTS			74,802,643

		(Cost $74,802,643)

		TOTAL INVESTMENTS - 109.3%			732,544,869
		(Cost $717,099,659)
		OTHER ASSETS & LIABILITIES, NET - (9.3)%			(62,054,444)

		NET ASSETS - 100.0%			$670,490,425

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $61,297,116.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2012

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$154,617,232	23.1%
INDUSTRIALS	81,841,091	12.2
CONSUMER STAPLES	73,895,794	11.0
CONSUMER DISCRETIONARY	69,923,466	10.4
MATERIALS	66,511,402	9.9
HEALTH CARE	61,913,817	9.2
ENERGY	56,211,972	8.4
TELECOMMUNICATION SERVICES	35,560,167	5.3
INFORMATION TECHNOLOGY	29,850,068	4.5
UTILITIES	27,417,217	4.1
SHORT - TERM INVESTMENTS	74,802,643	11.2
OTHER ASSETS & LIABILITIES, NET	(62,054,444)	(9.3)

NET ASSETS	$670,490,425	100.0%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 0.7%
500	*,e	BorgWarner, Inc	$39,520
64,800	*	Delphi Automotive plc	1,988,712
471,732		Ford Motor Co	5,321,137

		TOTAL AUTOMOBILES & COMPONENTS	7,349,369

BANKS - 0.3%
23,185		People’s United Financial, Inc	286,103
82,600		Wells Fargo & Co	2,761,318

		TOTAL BANKS	3,047,421

CAPITAL GOODS - 9.2%
1,303		Alliant Techsystems, Inc	69,450
35,388		Ametek, Inc	1,781,078
6,400	*	Babcock & Wilcox Co	157,440
89,291	*	BE Aerospace, Inc	4,199,356
149,013		Boeing Co	11,444,198
104,735		Caterpillar, Inc	10,763,617
72,685		Chicago Bridge & Iron Co NV (ADR)	3,228,668
2,854		Cooper Industries plc	178,575
54,853		Cummins, Inc	6,353,623
1,454		Danaher Corp	78,836
151		Deere & Co	12,436
1,246		Donaldson Co, Inc	43,186
1,395		Dover Corp	87,411
52,973		Eaton Corp	2,552,239
49,733		Emerson Electric Co	2,612,971
125,658		Fluor Corp	7,256,749
989		Gardner Denver, Inc	64,423
1,000		Goodrich Corp	125,460
199,688		Honeywell International, Inc	12,113,073
3,900		Ingersoll-Rand plc	165,828
60,713		Joy Global, Inc	4,296,659
16,157		KBR, Inc	547,076
4,232		Kennametal, Inc	178,717
2,854		Lincoln Electric Holdings, Inc	139,875
618		Lockheed Martin Corp	55,954
13,498		Nordson Corp	727,542
1,400		Paccar, Inc	60,144
43		Pall Corp	2,563
47,498		Parker Hannifin Corp	4,165,100
25,634		Precision Castparts Corp	4,521,069
770		Rockwell Automation, Inc	59,552
849		Rockwell Collins, Inc	47,451
11,400		Roper Industries, Inc	1,161,660

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

30,400	*	Spirit Aerosystems Holdings, Inc (Class A)	$760,000
12,700		SPX Corp	975,106
4,923	*	Thomas & Betts Corp	354,013
1,182		Timken Co	66,795
550		Toro Co	39,303
53,833		United Technologies Corp	4,394,926
59,209	*	WABCO Holdings, Inc	3,731,943
867	*	WESCO International, Inc	57,560
22,203		Westinghouse Air Brake Technologies Corp	1,726,949

		TOTAL CAPITAL GOODS	91,358,574

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,785		Avery Dennison Corp	57,084
681		Dun & Bradstreet Corp	52,968
400	*	IHS, Inc (Class A)	40,428
11,000	*	Nielsen Holdings NV	321,420
944	*	Stericycle, Inc	81,751
541		Towers Watson & Co	35,381
67,838	*	Verisk Analytics, Inc	3,320,671

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,909,703

CONSUMER DURABLES & APPAREL - 1.5%
45,331		Coach, Inc	3,316,415
1,400	*,e	Garmin Ltd	65,982
27,500	*	Hanesbrands, Inc	776,050
1,397		Harman International Industries, Inc	69,263
14,974		Jarden Corp	627,860
1,117		Mattel, Inc	37,531
28,257		Nike, Inc (Class B)	3,161,111
4,300		Phillips-Van Heusen Corp	381,840
3,664		Polaris Industries, Inc	291,068
5,084		Ralph Lauren Corp	875,821
45,500	*	Tempur-Pedic International, Inc	2,677,220
3,690		Tupperware Corp	229,850
23,400	*	Under Armour, Inc (Class A)	2,291,562

		TOTAL CONSUMER DURABLES & APPAREL	14,801,573

CONSUMER SERVICES - 4.3%
2,754	*	Apollo Group, Inc (Class A)	96,996
36,469	*	Bally Technologies, Inc	1,770,570
3,038	*	Chipotle Mexican Grill, Inc (Class A)	1,258,188
1,235		Choice Hotels International, Inc	46,461
1,063		Darden Restaurants, Inc	53,235
549		H&R Block, Inc	8,070
1,900	*,e	ITT Educational Services, Inc	125,438
27,206		Las Vegas Sands Corp	1,509,661
5,420		Marriott International, Inc (Class A)	211,868
1,132	*	Marriott Vacations Worldwide Corp	33,428
58,811		McDonald’s Corp	5,731,132
30,610	*	Panera Bread Co (Class A)	4,833,931
82,500		Royal Caribbean Cruises Ltd	2,258,025
164,662		Starbucks Corp	9,448,305

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

103,300		Starwood Hotels & Resorts Worldwide, Inc	$6,115,360
400	e	Weight Watchers International, Inc	30,384
11,300		Wynn Resorts Ltd	1,507,420
98,860		Yum! Brands, Inc	7,190,088

		TOTAL CONSUMER SERVICES	42,228,560

DIVERSIFIED FINANCIALS - 1.5%
38,282	*	Affiliated Managers Group, Inc	4,349,600
97,424		American Express Co	5,865,899
1,052		BlackRock, Inc	201,542
63,394		Discover Financial Services	2,149,057
556		Franklin Resources, Inc	69,784
1,861	*,e	Green Dot Corp	49,112
25,651		Moody’s Corp	1,050,408
49,977		NYSE Euronext	1,286,908
16,300		SEI Investments Co	329,097
1,000		T Rowe Price Group, Inc	63,115
654		Waddell & Reed Financial, Inc (Class A)	20,915

		TOTAL DIVERSIFIED FINANCIALS	15,435,437

ENERGY - 9.6%
2,011	*	Alpha Natural Resources, Inc	32,437
3,581		Anadarko Petroleum Corp	262,165
45,012		Apache Corp	4,318,451
6,100	e	Arch Coal, Inc	59,536
1,000	*	Atwood Oceanics, Inc	44,330
7,300	*	Cameron International Corp	374,125
600	e	CARBO Ceramics, Inc	50,454
84,191		Chevron Corp	8,971,393
604		Cimarex Energy Co	41,742
47,000	*	Cobalt International Energy, Inc	1,257,720
48,300	*	Concho Resources, Inc	5,176,794
32,855	e	Core Laboratories NV	4,500,478
942	e	Diamond Offshore Drilling, Inc	64,574
18,096	*	Dresser-Rand Group, Inc	880,913
57,400		El Paso Corp	1,703,058
434,781		Exxon Mobil Corp	37,538,991
56,744		Halliburton Co	1,941,780
17,477		Helmerich & Payne, Inc	898,143
70,135		Holly Corp	2,161,561
1,100	e	Kinder Morgan, Inc	39,490
1,112		Murphy Oil Corp	61,127
511		Noble Energy, Inc	50,753
117,271		Occidental Petroleum Corp	10,697,461
5,605		Oceaneering International, Inc	289,386
853	*	Oil States International, Inc	67,882
3,150		Patterson-UTI Energy, Inc	50,936
44,600		Peabody Energy Corp	1,387,506
400		Pioneer Natural Resources Co	46,328
4,500	e	RPC, Inc	46,530
135,704		Schlumberger Ltd	10,061,094
9,900	*	Southwestern Energy Co	312,642

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

28,600		St. Mary Land & Exploration Co	$1,890,746
35,693	*	Superior Energy Services	960,856
1,100	*	Whiting Petroleum Corp	62,920

		TOTAL ENERGY	96,304,302

FOOD & STAPLES RETAILING - 2.4%
118,318		Costco Wholesale Corp	10,432,098
137,799		Walgreen Co	4,831,233
97,700		Wal-Mart Stores, Inc	5,755,507
35,447		Whole Foods Market, Inc	2,944,582

		TOTAL FOOD & STAPLES RETAILING	23,963,420

FOOD, BEVERAGE & TOBACCO - 7.2%
2,049		Altria Group, Inc	65,998
755		Brown-Forman Corp (Class B)	65,194
7,300		Bunge Ltd	470,850
2,530	e	Campbell Soup Co	85,590
155,595		Coca-Cola Co	11,875,011
156,028		Coca-Cola Enterprises, Inc	4,699,563
75,119		ConAgra Foods, Inc	1,939,573
33,887		Corn Products International, Inc	1,933,592
7,047		Dr Pepper Snapple Group, Inc	285,967
2,287		Flowers Foods, Inc	49,056
1,060		General Mills, Inc	41,223
81,627		Hershey Co	5,469,826
1,955		Hormel Foods Corp	56,812
46,302		Mead Johnson Nutrition Co	3,961,599
68,422	*	Monster Beverage Corp	4,444,693
117,531		PepsiCo, Inc	7,757,047
305,028		Philip Morris International, Inc	27,303,057
1,657		Reynolds American, Inc	67,655
77,471		Sara Lee Corp	1,707,461

		TOTAL FOOD, BEVERAGE & TOBACCO	72,279,767

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
600	*	Amerigroup Corp	37,056
2,447		AmerisourceBergen Corp	91,053
6,871		Bard (C.R.), Inc	679,954
138,505		Baxter International, Inc	7,674,562
274		Becton Dickinson & Co	21,495
64,285		Cardinal Health, Inc	2,717,327
756	*	Catalyst Health Solutions, Inc	65,296
31,339	*	Cerner Corp	2,541,280
23,952		Cooper Cos, Inc	2,111,848
300		Covidien plc	16,569
2,500	*	DaVita, Inc	221,450
150,387	*	Express Scripts Holding Co	8,390,090
7,900		HCA Holdings, Inc	212,668
42,300	*	Henry Schein, Inc	3,246,102
22,933		Hill-Rom Holdings, Inc	744,176
25,979	*	Idexx Laboratories, Inc	2,284,333
8,000	*	Intuitive Surgical, Inc	4,625,600

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

844		Medtronic, Inc	$32,241
1,200	*	Sirona Dental Systems, Inc	60,612
102,601		St. Jude Medical, Inc	3,972,711
24,000	*	SXC Health Solutions Corp	2,173,920

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	41,920,343

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
900		Clorox Co	63,090
108,582		Colgate-Palmolive Co	10,743,103
94,454		Estee Lauder Cos (Class A)	6,172,569
42,132		Herbalife Ltd	2,962,722

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	19,941,484

INSURANCE - 0.0%
5,787		Erie Indemnity Co (Class A)	445,020

		TOTAL INSURANCE	445,020

MATERIALS - 5.8%
36,900		Airgas, Inc	3,381,516
4,272		Ball Corp	178,399
18,496		Barrick Gold Corp	747,793
18,567		Celanese Corp (Series A)	899,757
15,481		CF Industries Holdings, Inc	2,988,762
65,292		Cleveland-Cliffs, Inc	4,065,080
721		Compass Minerals International, Inc	55,171
152,040		Du Pont (E.I.) de Nemours & Co	8,128,058
45,290		Eastman Chemical Co	2,444,301
653		Ecolab, Inc	41,590
45,300		FMC Corp	5,003,385
268,035		Freeport-McMoRan Copper & Gold, Inc (Class B)	10,265,741
28,800		Huntsman Corp	407,808
26,253		LyondellBasell Industries AF S.C.A	1,096,850
170,977		Monsanto Co	13,025,027
1,241		Mosaic Co	65,550
12,317		PPG Industries, Inc	1,296,241
14,046	*	Rockwood Holdings, Inc	777,306
867		Scotts Miracle-Gro Co (Class A)	45,431
6,900		Sherwin-Williams Co	829,932
900		Solutia, Inc	25,506
13,266		Walter Energy, Inc	879,668
800	e	Westlake Chemical Corp	51,160
22,000	*	WR Grace & Co	1,311,420

		TOTAL MATERIALS	58,011,452

MEDIA - 3.0%
1,000	*	AMC Networks, Inc	42,500
3,201		Cablevision Systems Corp (Class A)	47,439
110,697		CBS Corp (Class B)	3,691,745
262,500		Comcast Corp (Class A)	7,961,625
156,295	*	DIRECTV	7,700,655
84,373		DISH Network Corp (Class A)	2,697,405

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

70,136		Interpublic Group of Cos, Inc	$828,306
56,000	e	Regal Entertainment Group (Class A)	762,160
1,196		Scripps Networks Interactive (Class A)	60,063
321,000	*,e	Sirius XM Radio, Inc	725,460
123,896		Viacom, Inc (Class B)	5,747,535

		TOTAL MEDIA	30,264,893

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
221,062		Abbott Laboratories	13,719,108
153,259		Agilent Technologies, Inc	6,464,465
57,754	*	Alexion Pharmaceuticals, Inc	5,216,341
77,711		Allergan, Inc	7,460,256
59,950	*	Biogen Idec, Inc	8,033,900
1,445	*	BioMarin Pharmaceuticals, Inc	50,142
31,887	*	Celgene Corp	2,325,200
48,701		Eli Lilly & Co	2,015,734
32,900	*	Endo Pharmaceuticals Holdings, Inc	1,156,106
206,383	*	Gilead Sciences, Inc	10,733,979
41,400	*,e	Illumina, Inc	1,843,542
1,211		Johnson & Johnson	78,824
1,700	*	Life Technologies Corp	78,812
9,511	*	Mettler-Toledo International, Inc	1,705,513
161,800	*	Mylan Laboratories, Inc	3,512,678
2,225	*	Myriad Genetics, Inc	57,872
10,000	*	Regeneron Pharmaceuticals, Inc	1,352,600
45,400		Warner Chilcott plc	987,450
9,068	*	Waters Corp	762,709
44,471	*	Watson Pharmaceuticals, Inc	3,351,335

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	70,906,566

REAL ESTATE - 1.6%
109,159		American Tower Corp	7,158,647
2,463		Apartment Investment & Management Co (Class A)	66,870
901		Camden Property Trust	60,971
2,969		Jones Lang LaSalle, Inc	237,342
49,040		Simon Property Group, Inc	7,630,625
1,600		Ventas, Inc	94,064

		TOTAL REAL ESTATE	15,248,519

RETAILING - 5.5%
120		Aaron’s, Inc	3,260
66,143		Advance Auto Parts, Inc	6,071,927
24,909	*	Amazon.com, Inc	5,776,397
6,123	*	Autozone, Inc	2,425,688
73,969	*	Bed Bath & Beyond, Inc	5,206,678
13,253	*	Big Lots, Inc	485,590
1,261		Dick’s Sporting Goods, Inc	63,807
45,227	*	Dollar Tree, Inc	4,597,777
680		DSW, Inc (Class A)	38,257
1,255		Expedia, Inc	53,501
2,500		Genuine Parts Co	161,950
122,345		Home Depot, Inc	6,336,248
1,900		Limited Brands, Inc	94,430

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

27,474		Macy’s, Inc	$1,126,983
3,428	*,e	NetFlix, Inc	274,720
70,400		Nordstrom, Inc	3,932,544
3,846	*	O’Reilly Automotive, Inc	405,599
32,000		Petsmart, Inc	1,864,320
8,746	*	Priceline.com, Inc	6,654,131
8,478		Ross Stores, Inc	522,160
13,505	*	Sally Beauty Holdings, Inc	359,233
1,113		Target Corp	64,487
500		Tiffany & Co	34,230
152,398		TJX Companies, Inc	6,356,520
22,917		Tractor Supply Co	2,255,262
1,255	*	TripAdvisor, Inc	47,075
500		Ulta Salon Cosmetics & Fragrance, Inc	44,090
1,701		Williams-Sonoma, Inc	65,812

		TOTAL RETAILING	55,322,676

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
1,401		Altera Corp	49,834
1,358		Analog Devices, Inc	52,935
2,600		Applied Materials, Inc	31,174
170,682		Avago Technologies Ltd	5,885,115
62,900		Broadcom Corp (Class A)	2,302,140
5,400		Cypress Semiconductor Corp	83,700
25,900		Kla-Tencor Corp	1,350,685
1,112	*	Lam Research Corp	46,315
163,700	*	LSI Logic Corp	1,316,148
565	e	Microchip Technology, Inc	19,967
9,317	*	Nvidia Corp	121,121
555,400	*	ON Semiconductor Corp	4,587,604
62,400	*	Skyworks Solutions, Inc	1,693,536
1,109		Xilinx, Inc	40,345

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	17,580,619

SOFTWARE & SERVICES - 17.4%
155,285		Accenture plc	10,085,761
22,600	*	Adobe Systems, Inc	758,456
27,463	*	Alliance Data Systems Corp	3,528,721
44,993	*	Aspen Technology, Inc	889,962
122,798	*	Autodesk, Inc	4,834,557
1,100		Automatic Data Processing, Inc	61,182
5,733	*	Baidu, Inc (ADR)	760,769
177,657	*	BMC Software, Inc	7,330,128
46,069	*	Citrix Systems, Inc	3,943,967
70,400	*	Cognizant Technology Solutions Corp (Class A)	5,161,728
995		DST Systems, Inc	55,700
35,000	*	eBay, Inc	1,436,750
25,634	*	Electronic Arts, Inc	394,251
16,300	*	Equinix, Inc	2,676,460
70,660	*	Fortinet, Inc	1,845,639
46,392	*	Gartner, Inc	2,031,970
76,939		Global Payments, Inc	3,572,278

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

39,368	*	Google, Inc (Class A)	$23,826,695
125,840		International Business Machines Corp	26,058,946
869		Intuit, Inc	50,376
3,665		Lender Processing Services, Inc	97,306
19,746		Mastercard, Inc (Class A)	8,930,523
51,544	*	Micros Systems, Inc	2,929,246
794,764		Microsoft Corp	25,448,342
1,200	*	NeuStar, Inc (Class A)	43,620
64,000	*	Nuance Communications, Inc	1,564,160
404,140		Oracle Corp	11,877,675
700	*	Rackspace Hosting, Inc	40,663
44,800	*	Red Hat, Inc	2,670,528
10,800		SAIC, Inc	131,328
9,601	*	Salesforce.com, Inc	1,495,164
7,610	*,e	Sina Corp	445,261
913		Solera Holdings, Inc	41,030
420,686	*	Symantec Corp	6,949,733
1,300	*	Synopsys, Inc	39,013
3,073	*	Teradata Corp	214,434
59,600	*	TIBCO Software, Inc	1,960,840
47,240	*	VeriFone Systems, Inc	2,250,514
52,900		VeriSign, Inc	2,174,719
49,701	*	VMware, Inc (Class A)	5,552,596
3,274		Western Union Co	60,176
16,032	*	Yandex NV	380,279

		TOTAL SOFTWARE & SERVICES	174,601,446

TECHNOLOGY HARDWARE & EQUIPMENT - 10.8%
693		Amphenol Corp (Class A)	40,291
132,290	*	Apple, Inc	77,289,109
4,799	*	Dell, Inc	78,560
88,431	*	EMC Corp	2,494,638
31,842	*	F5 Networks, Inc	4,264,599
1,402	*,e	Fusion-io, Inc	35,961
1,103		Harris Corp	50,231
847	*	IPG Photonics Corp	40,995
1,908		Jabil Circuit, Inc	44,743
142,500	*	JDS Uniphase Corp	1,731,375
34,577	*	NetApp, Inc	1,342,624
7,922	*	QLogic Corp	136,655
286,543		Qualcomm, Inc	18,292,905
54,297	*	Trimble Navigation Ltd	2,939,639

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	108,782,325

TELECOMMUNICATION SERVICES - 0.6%
110,290	*	Crown Castle International Corp	6,243,517
1,007	*	MetroPCS Communications, Inc	7,351

		TOTAL TELECOMMUNICATION SERVICES	6,250,868

TRANSPORTATION - 2.3%
1,054		CH Robinson Worldwide, Inc	62,966
16,785		Copa Holdings S.A. (Class A)	1,364,789
60,900		CSX Corp	1,358,679

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

1,293		Expeditors International Washington, Inc			$51,720
6,800		FedEx Corp			600,032
6,360		J.B. Hunt Transport Services, Inc			351,899
43,300		Kansas City Southern Industries, Inc			3,334,966
25,419		Landstar System, Inc			1,361,696
9,373		Southwest Airlines Co			77,608
53,759		Union Pacific Corp			6,044,662
117,599		United Parcel Service, Inc (Class B)			9,189,186

		TOTAL TRANSPORTATION			23,798,203

UTILITIES - 0.0%
500		National Fuel Gas Co			23,660
200		Oneok, Inc			17,178

		TOTAL UTILITIES			40,838

		TOTAL COMMON STOCKS			993,793,378

		(Cost $781,716,807)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.7%
GOVERNMENT AGENCY DEBT - 0.7%
$6,900,000		Federal Home Loan Bank (FHLB)	0.030%	05/01/12	6,900,000

					6,900,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
		TIAA-CREF Short Term Lending Portfolio of the State Street
9,754,895	c	Navigator Securities Lending Trust			9,754,895

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			9,754,895

		TOTAL SHORT-TERM INVESTMENTS			16,654,895

		(Cost $16,654,895)

		TOTAL INVESTMENTS - 100.8%			1,010,448,273
		(Cost $798,371,702)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(7,512,440)

		NET ASSETS - 100.0%			$1,002,935,833

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,499,558.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 0.9%
11,750	e	Autoliv, Inc	$737,195
11,800	*,e	BorgWarner, Inc	932,672
299,500		Ford Motor Co	3,378,360
36,060		Lear Corp	1,496,490
33,891	*	TRW Automotive Holdings Corp	1,549,158

		TOTAL AUTOMOBILES & COMPONENTS	8,093,875

BANKS - 5.2%
57,500		Associated Banc-Corp	766,475
119,900		BB&T Corp	3,841,596
26,750		Comerica, Inc	856,535
5,333		Commerce Bancshares, Inc	213,853
139,999		East West Bancorp, Inc	3,187,777
178,838		Fifth Third Bancorp	2,544,865
48,000		First Horizon National Corp	440,640
259,016		Huntington Bancshares, Inc	1,732,817
54,000		Keycorp	434,160
7,750		PNC Financial Services Group, Inc	513,980
188,000		Regions Financial Corp	1,267,120
14,000		SunTrust Banks, Inc	339,920
25,711	*	Texas Capital Bancshares, Inc	969,562
167,000		US Bancorp	5,372,390
800,398		Wells Fargo & Co	26,757,306

		TOTAL BANKS	49,238,996

CAPITAL GOODS - 6.4%
63,000	*	AGCO Corp	2,933,910
21,440	*	BE Aerospace, Inc	1,008,323
16,390		Carlisle Cos, Inc	902,433
58,500		Chicago Bridge & Iron Co NV (ADR)	2,598,570
13,800		Cooper Industries plc	863,466
24,750		Cummins, Inc	2,866,793
46,644		Eaton Corp	2,247,308
63,000		Exelis, Inc	726,390
4,800		Flowserve Corp	551,664
15,300		Fluor Corp	883,575
63,980	*	Fortune Brands Home & Security, Inc	1,454,905
929,424		General Electric Co	18,198,121
15,300		Honeywell International, Inc	928,098
4,100	*	Huntington Ingalls	161,745
4,000		Illinois Tool Works, Inc	229,520
19,900		Ingersoll-Rand plc	846,148
20,740		Joy Global, Inc	1,467,770
60,000		KBR, Inc	2,031,600
20,390		Kennametal, Inc	861,070
24,500		Lincoln Electric Holdings, Inc	1,200,745
14,500		Lockheed Martin Corp	1,312,830

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

43,800	*	Owens Corning, Inc	$1,504,530
22,400		Parker Hannifin Corp	1,964,256
12,500		Regal-Beloit Corp	845,500
16,880		SPX Corp	1,296,046
28,480		Stanley Works	2,083,597
10,899		Timken Co	615,902
8,090	*	TransDigm Group, Inc	1,020,311
88,090		Tyco International Ltd	4,944,492
45,000		URS Corp	1,858,950
10,390	*	WESCO International, Inc	689,792

		TOTAL CAPITAL GOODS	61,098,360

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
29,900	*	Corrections Corp of America	863,811
21,380		Manpower, Inc	910,788
21,750	*	Verisk Analytics, Inc	1,064,663

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,839,262

CONSUMER DURABLES & APPAREL - 2.5%
19,050		Coach, Inc	1,393,698
93,800		DR Horton, Inc	1,533,630
31,880	*,e	Garmin Ltd	1,502,504
21,800		Harman International Industries, Inc	1,080,844
35,511		Jarden Corp	1,488,976
54,550	e	Lennar Corp (Class A)	1,513,217
12,000		Mattel, Inc	403,200
12,120	*	Michael Kors Holdings Ltd	553,520
680	*	NVR, Inc	533,079
17,133		Phillips-Van Heusen Corp	1,521,410
17,550		Polaris Industries, Inc	1,394,172
5,400		Ralph Lauren Corp	930,258
13,800	*	Steven Madden Ltd	596,298
15,750	*	Tempur-Pedic International, Inc	926,730
56,500	*	Toll Brothers, Inc	1,435,100
10,300	*	Under Armour, Inc (Class A)	1,008,679
20,638		VF Corp	3,138,009
30,839		Whirlpool Corp	1,974,314

		TOTAL CONSUMER DURABLES & APPAREL	22,927,638

CONSUMER SERVICES - 0.8%
14,500	*	Apollo Group, Inc (Class A)	510,690
31,190		Brinker International, Inc	981,549
15,400	*,e	Coinstar, Inc	966,966
16,380		Las Vegas Sands Corp	908,926
10,000	*	Penn National Gaming, Inc	449,800
26,100		Royal Caribbean Cruises Ltd	714,357
38,988		Wyndham Worldwide Corp	1,962,656
16,000		Yum! Brands, Inc	1,163,680

		TOTAL CONSUMER SERVICES	7,658,624

DIVERSIFIED FINANCIALS - 11.3%
18,500	*	Affiliated Managers Group, Inc	2,101,970
97,500	*	American Capital Ltd	968,175

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,400		American Express Co	$445,554
46,800		Ameriprise Financial, Inc	2,537,028
1,165,750		Bank of America Corp	9,454,233
118,088		Capital One Financial Corp	6,551,522
307,750		Citigroup, Inc	10,168,060
148,000		Discover Financial Services	5,017,200
77,300	*	E*Trade Financial Corp	821,699
7,639		Franklin Resources, Inc	958,771
92,339		Goldman Sachs Group, Inc	10,632,836
98,100		Invesco Ltd	2,436,804
7,500		iShares Russell 1000 Growth Index Fund	495,000
57,500		iShares Russell 1000 Value Index Fund	3,989,925
35,893		Janus Capital Group, Inc	272,069
639,380		JPMorgan Chase & Co	27,480,552
101,400		Morgan Stanley	1,752,192
31,500		Northern Trust Corp	1,499,085
186,000		PowerShares QQQ Trust Series	12,417,359
38,300		Raymond James Financial, Inc	1,402,546
70,500		SLM Corp	1,045,515
108,380		State Street Corp	5,009,324

		TOTAL DIVERSIFIED FINANCIALS	107,457,419

ENERGY - 12.1%
66,900	*	Alpha Natural Resources, Inc	1,079,097
46,250		Anadarko Petroleum Corp	3,385,963
51,750		Apache Corp	4,964,895
25,750	*	Atwood Oceanics, Inc	1,141,498
30,400		Baker Hughes, Inc	1,340,944
8,750	*	Cameron International Corp	448,438
265,775		Chevron Corp	28,320,983
34,450	*	Cobalt International Energy, Inc	921,882
9,300	*	Concho Resources, Inc	996,774
189,800		ConocoPhillips	13,595,374
10,888	*	Continental Resources, Inc	971,754
6,850	e	Core Laboratories NV	938,313
31,000	*,e	CVR Energy, Inc	941,160
11,800	e	Diamond Offshore Drilling, Inc	808,890
25,750		Ensco International plc (ADR)	1,407,237
166,500		Exxon Mobil Corp	14,375,610
23,990	*	Helix Energy Solutions Group, Inc	489,636
9,440		Helmerich & Payne, Inc	485,122
57,000		Hess Corp	2,971,980
193,500		Marathon Oil Corp	5,677,290
78,100		Marathon Petroleum Corp	3,249,741
7,750		Murphy Oil Corp	426,018
68,800		National Oilwell Varco, Inc	5,212,287
18,300		Noble Energy, Inc	1,817,556
89,500		Occidental Petroleum Corp	8,164,190
7,338		Pioneer Natural Resources Co	849,887
9,209		St. Mary Land & Exploration Co	608,807
14,950	*	Stone Energy Corp	419,348
31,390		Sunoco, Inc	1,547,213
6,000		Teekay Corp	216,600

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

45,800	*	Tesoro Corp	$1,064,850
113,998		Valero Energy Corp	2,815,751
31,000	e	Western Refining, Inc	590,550
108,300		Williams Cos, Inc	3,685,449

		TOTAL ENERGY	115,931,087

FOOD & STAPLES RETAILING - 0.4%
14,444		Costco Wholesale Corp	1,273,527
22,400		CVS Corp	999,488
29,000	e	Supervalu, Inc	172,260
11,140		Whole Foods Market, Inc	925,400

		TOTAL FOOD & STAPLES RETAILING	3,370,675

FOOD, BEVERAGE & TOBACCO - 4.7%
105,000		Archer Daniels Midland Co	3,237,150
29,100		Beam, Inc	1,652,298
28,750		Bunge Ltd	1,854,375
58,750		Coca-Cola Enterprises, Inc	1,769,550
82,400		ConAgra Foods, Inc	2,127,568
26,110		Corn Products International, Inc	1,489,837
25,000	*	Dean Foods Co	307,000
54,000	e	Diamond Foods, Inc	1,128,600
243,000		Kraft Foods, Inc (Class A)	9,688,410
39,000		Lorillard, Inc	5,276,310
38,500		Mead Johnson Nutrition Co	3,294,060
26,729	*	Monster Beverage Corp	1,736,316
70,240		Philip Morris International, Inc	6,287,182
19,390	*	Ralcorp Holdings, Inc	1,411,786
20,300		Reynolds American, Inc	828,849
51,500		Sara Lee Corp	1,135,060
83,999		Tyson Foods, Inc (Class A)	1,532,982

		TOTAL FOOD, BEVERAGE & TOBACCO	44,757,333

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
68,100		Aetna, Inc	2,999,124
24,200		Baxter International, Inc	1,340,922
15,700		Cooper Cos, Inc	1,384,269
20,400		Covidien plc	1,126,692
22,390		Dentsply International, Inc	919,333
38,000	*	Health Net, Inc	1,353,180
57,000		Humana, Inc	4,598,760
2,325	*	Intuitive Surgical, Inc	1,344,315
9,250	*	SXC Health Solutions Corp	837,865
211,830		UnitedHealth Group, Inc	11,894,255
50,500	*	VCA Antech, Inc	1,194,830
38,810		Zimmer Holdings, Inc	2,442,314

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	31,435,859

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
26,831		Church & Dwight Co, Inc	1,363,015
16,040		Colgate-Palmolive Co	1,586,998
15,300		Estee Lauder Cos (Class A)	999,855
207,750		Procter & Gamble Co	13,221,209

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,171,077

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 5.6%
57,100		ACE Ltd	$4,337,887
78,138		Aflac, Inc	3,519,336
31,130		Allied World Assurance Co Holdings Ltd	2,240,115
66,750		Allstate Corp	2,224,778
69,918		American Financial Group, Inc	2,721,209
17,540	*	Arch Capital Group Ltd	688,971
73,180		Aspen Insurance Holdings Ltd	2,072,458
84,390		Assured Guaranty Ltd	1,196,650
46,300		Axis Capital Holdings Ltd	1,575,126
116,244	*	Berkshire Hathaway, Inc (Class B)	9,351,829
11,400		Everest Re Group Ltd	1,129,740
80,000		Fidelity National Title Group, Inc (Class A)	1,541,600
86,100	*	Genworth Financial, Inc (Class A)	517,461
19,750		Lincoln National Corp	489,208
11,400		Metlife, Inc	410,742
91,300		Principal Financial Group	2,526,271
44,000		Progressive Corp	937,200
43,300		Protective Life Corp	1,266,958
125,400		Prudential Financial, Inc	7,591,715
13,380		RenaissanceRe Holdings Ltd	1,044,443
33,110		Torchmark Corp	1,612,788
76,880		UnumProvident Corp	1,825,131
69,199		Validus Holdings Ltd	2,248,968
40,800		W.R. Berkley Corp	1,536,528

		TOTAL INSURANCE	54,607,112

MATERIALS - 3.4%
19,600		Ashland, Inc	1,291,052
19,800		Cabot Corp	853,974
18,205		CF Industries Holdings, Inc	3,514,656
48,850		Cleveland-Cliffs, Inc	3,041,402
19,849		Cytec Industries, Inc	1,261,801
36,383		Domtar Corp	3,182,785
17,750		Du Pont (E.I.) de Nemours & Co	948,915
48,800		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,869,040
45,890		International Paper Co	1,528,596
71,950		LyondellBasell Industries AF S.C.A	3,006,071
3,180	e	Martin Marietta Materials, Inc	263,558
22,400		Monsanto Co	1,706,432
42,154		Nucor Corp	1,652,858
25,400		Reliance Steel & Aluminum Co	1,419,606
18,050	*	Rockwood Holdings, Inc	998,887
3,150		Sherwin-Williams Co	378,882
28,111		Steel Dynamics, Inc	358,977
29,510		Valspar Corp	1,509,437
5,000		Vulcan Materials Co	214,050
33,990		Walter Energy, Inc	2,253,877
16,991	*	WR Grace & Co	1,012,834

		TOTAL MATERIALS	32,267,690

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MEDIA - 3.4%
145,000		CBS Corp (Class B)	$4,835,750
254,750		Comcast Corp (Class A)	7,726,567
46,639	*	DIRECTV	2,297,904
26,800	*	Discovery Communications, Inc (Class A)	1,458,456
93,900		DISH Network Corp (Class A)	3,001,983
10,000		Interpublic Group of Cos, Inc	118,100
9,390	*	Liberty Global, Inc (Class A)	467,716
20,880	*	Liberty Interactive LLC	1,825,747
25,400		McGraw-Hill Cos, Inc	1,248,918
17,210		Time Warner Cable, Inc	1,384,545
29,500		Viacom, Inc (Class B)	1,368,505
173,500		Walt Disney Co	7,479,584

		TOTAL MEDIA	33,213,775

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
103,900		Abbott Laboratories	6,448,034
15,575	*	Alexion Pharmaceuticals, Inc	1,406,734
77,400		Amgen, Inc	5,503,913
10,950	*	Biogen Idec, Inc	1,467,410
8,800		Biovail Corp	489,544
18,250	*	Celgene Corp	1,330,790
67,740		Eli Lilly & Co	2,803,759
58,500	*	Forest Laboratories, Inc	2,037,555
39,250	*	Gilead Sciences, Inc	2,041,393
147,444		Johnson & Johnson	9,597,130
170,500		Merck & Co, Inc	6,690,420
26,000	*	Mylan Laboratories, Inc	564,460
12,800	*	Par Pharmaceutical Cos, Inc	541,952
23,704		PerkinElmer, Inc	654,230
13,130		Perrigo Co	1,377,337
1,198,000		Pfizer, Inc	27,470,139
52,500		Warner Chilcott plc	1,141,875
14,420	*	Watson Pharmaceuticals, Inc	1,086,691

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	72,653,366

REAL ESTATE - 3.7%
61,300		AMB Property Corp	2,193,314
55,400		American Capital Agency Corp	1,730,696
14,400		American Tower Corp	944,352
67,500		Annaly Capital Management, Inc	1,101,600
6,024		AvalonBay Communities, Inc	875,890
61,300		DDR Corp	907,240
12,755		Digital Realty Trust, Inc	957,773
33,750		Duke Realty Corp	500,175
11,300		Federal Realty Investment Trust	1,137,458
24,000	*	Forest City Enterprises, Inc (Class A)	382,800
75,000		General Growth Properties, Inc	1,335,000
5,000		HCP, Inc	207,250
28,379		Health Care REIT, Inc	1,607,954
83,800		Hospitality Properties Trust	2,311,204
7,050		Jones Lang LaSalle, Inc	563,577
19,300		Macerich Co	1,188,301

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

38,890		Public Storage, Inc	$5,571,381
34,890		Simon Property Group, Inc	5,428,884
12,000		SL Green Realty Corp	989,280
26,980		Taubman Centers, Inc	2,082,316
60,900		Ventas, Inc	3,580,311

		TOTAL REAL ESTATE	35,596,756

RETAILING - 3.3%
16,260		Abercrombie & Fitch Co (Class A)	815,764
15,150		Advance Auto Parts, Inc	1,390,770
168,800		Best Buy Co, Inc	3,725,417
18,500	*	Big Lots, Inc	677,840
18,259	*	Dollar General Corp	866,572
9,500	*	Dollar Tree, Inc	965,770
17,300		DSW, Inc (Class A)	973,298
16,300	e	Expedia, Inc	694,869
80,319		Foot Locker, Inc	2,456,958
19,000	e	GameStop Corp (Class A)	432,440
15,200		Genuine Parts Co	984,656
68,550		Home Depot, Inc	3,550,205
40,000	*	Liberty Media Holding Corp (Interactive A)	753,600
19,800		Limited Brands, Inc	984,060
73,050		Macy’s, Inc	2,996,511
11,680	*,e	NetFlix, Inc	936,035
8,990	*	O’Reilly Automotive, Inc	948,085
13,300	e	RadioShack Corp	68,894
38,880	*	Sally Beauty Holdings, Inc	1,034,208
31,800		Signet Jewelers Ltd	1,550,886
62,750		Target Corp	3,635,735
18,090	*	TripAdvisor, Inc	678,556
10,880		Ulta Salon Cosmetics & Fragrance, Inc	959,398

		TOTAL RETAILING	32,080,527

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
66,440		Avago Technologies Ltd	2,290,851
745,000		Intel Corp	21,158,001
22,400		Kla-Tencor Corp	1,168,160
53,000	*	LSI Logic Corp	426,120
263,800	*	Micron Technology, Inc	1,738,442
114,000	*	ON Semiconductor Corp	941,640
35,000	*	Skyworks Solutions, Inc	949,900
103,990	*	Teradyne, Inc	1,789,668
12,500		Texas Instruments, Inc	399,250

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	30,862,032

SOFTWARE & SERVICES - 3.1%
14,800	*	Alliance Data Systems Corp	1,901,652
29,999	*	AOL, Inc	751,175
11,240	*	Citrix Systems, Inc	962,256
47,079		Computer Sciences Corp	1,321,037
20,888		DST Systems, Inc	1,169,310
47,500		Fidelity National Information Services, Inc	1,599,325
14,000	*	First American Corp	233,800
12,360	*	Fiserv, Inc	868,784

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

56,575		IAC/InterActiveCorp	$2,724,086
38,000		Lender Processing Services, Inc	1,008,900
2,140		Mastercard, Inc (Class A)	967,858
18,000	*	Micros Systems, Inc	1,022,940
6,102	*,e	Millennial Media, Inc	115,755
16,380	*	Rackspace Hosting, Inc	951,514
15,400	*	Red Hat, Inc	917,994
26,000		SAIC, Inc	316,160
10,540	*	SolarWinds, Inc	494,431
111,530	*	Symantec Corp	1,842,476
60,251		Total System Services, Inc	1,417,104
19,980	*	VeriFone Systems, Inc	951,847
27,500		Visa, Inc (Class A)	3,381,950
25,750	*	VMware, Inc (Class A)	2,876,790
100,244	*	Yahoo!, Inc	1,557,792

		TOTAL SOFTWARE & SERVICES	29,354,936

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
5,000		Anixter International, Inc	342,900
13,300	*	Arrow Electronics, Inc	559,265
31,800	*	Avnet, Inc	1,147,344
777,000		Cisco Systems, Inc	15,656,550
109,990	*	Dell, Inc	1,800,536
162,400		Hewlett-Packard Co	4,021,024
60,000	*,e	InvenSense, Inc	964,800
105,400		Jabil Circuit, Inc	2,471,630
88,000		Lexmark International, Inc (Class A)	2,648,800
35,000	e	Molex, Inc	965,650
21,750		Qualcomm, Inc	1,388,520
58,750	*	SanDisk Corp	2,174,338
36,380		Seagate Technology, Inc	1,119,049
15,050	*	Trimble Navigation Ltd	814,807
93,800	*	Vishay Intertechnology, Inc	1,052,436
129,191	*	Western Digital Corp	5,013,902

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	42,141,551

TELECOMMUNICATION SERVICES - 4.1%
622,750		AT&T, Inc	20,494,702
82,010		CenturyTel, Inc	3,162,306
399,000	*	Sprint Nextel Corp	989,520
13,100		Telephone & Data Systems, Inc	318,199
339,900		Verizon Communications, Inc	13,725,162

		TOTAL TELECOMMUNICATION SERVICES	38,689,889

TRANSPORTATION - 1.9%
15,400		Alexander & Baldwin, Inc	787,864
1,000		Copa Holdings S.A. (Class A)	81,310
89,900	*	Delta Air Lines, Inc	985,304
18,100		J.B. Hunt Transport Services, Inc	1,001,473
46,100		Kansas City Southern Industries, Inc	3,550,622
90,900	*	UAL Corp	1,992,528
67,400		Union Pacific Corp	7,578,456
23,990		United Parcel Service, Inc (Class B)	1,874,579

		TOTAL TRANSPORTATION	17,852,136

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 6.6%
87,750	*	AES Corp	$1,098,630
45,750		Alliant Energy Corp	2,069,730
14,400		Ameren Corp	472,176
39,000		American Electric Power Co, Inc	1,514,760
48,760		American Water Works Co, Inc	1,669,542
98,000		CMS Energy Corp	2,253,020
17,750		Consolidated Edison, Inc	1,055,238
85,400		Dominion Resources, Inc	4,457,025
73,118		DTE Energy Co	4,122,393
65,000		Edison International	2,860,650
63,000		Exelon Corp	2,457,630
95,100		FirstEnergy Corp	4,452,582
30,200		NextEra Energy, Inc	1,943,370
75,400		NiSource, Inc	1,858,610
141,720		Northeast Utilities	5,211,044
31,310		NV Energy, Inc	521,312
13,000		OGE Energy Corp	701,480
7,350		Oneok, Inc	631,292
63,980		Pinnacle West Capital Corp	3,093,433
42,400		PPL Corp	1,159,640
111,430		Progress Energy, Inc	5,930,304
48,000		Sempra Energy	3,107,520
111,900		Southern Co	5,140,686
31,310		Westar Energy, Inc	898,284
57,350		Wisconsin Energy Corp	2,112,774
63,680		Xcel Energy, Inc	1,723,181

		TOTAL UTILITIES	62,516,306

		TOTAL COMMON STOCKS	953,816,281

		(Cost $790,678,694)

SHORT-TERM INVESTMENTS - 1.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
		TIAA-CREF Short Term Lending Portfolio of the State Street
11,496,366	c	Navigator Securities Lending Trust	11,496,366

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	11,496,366

		TOTAL SHORT-TERM INVESTMENTS	11,496,366

		(Cost $11,496,366)

		TOTAL INVESTMENTS - 101.2%	965,312,647
		(Cost $802,175,060)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%	(10,886,435)

		NET ASSETS - 100.0%	$954,426,212

		Abbreviation(s):
		ADR American Depositary Receipt
		REIT Real Estate Investment Trust

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,193,962.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.6%
19,815	*	American Axle & Manufacturing Holdings, Inc	$192,007
130		Autoliv, Inc	8,156
13,698	*	BorgWarner, Inc	1,082,690
753,767		Ford Motor Co	8,502,492
1,482	*	Fuel Systems Solutions, Inc	34,753
45,413		Harley-Davidson, Inc	2,376,462
186,900		Johnson Controls, Inc	5,975,193
8,602	*	Modine Manufacturing Co	67,956
3,240		Spartan Motors, Inc	14,094
11,051		Superior Industries International, Inc	189,083
29,279	*	Tenneco, Inc	902,671

		TOTAL AUTOMOBILES & COMPONENTS	19,345,557

BANKS - 3.6%
1,100		Associated Banc-Corp	14,663
3,758		Bank of Hawaii Corp	183,729
241,072		BB&T Corp	7,723,947
1,470		Capitol Federal Financial	17,361
690		Cathay General Bancorp	11,882
12,824	*	Citizens Republic Bancorp, Inc	216,341
440		Columbia Banking System, Inc	9,016
36,400		Comerica, Inc	1,165,528
231		Commerce Bancshares, Inc	9,263
797		Community Bank System, Inc	22,412
139		Cullen/Frost Bankers, Inc	8,195
920		East West Bancorp, Inc	20,948
327,035		Fifth Third Bancorp	4,653,708
44,464		First Horizon National Corp	408,180
910		First Merchants Corp	11,220
574		First Niagara Financial Group, Inc	5,132
27,460	*	Flagstar Bancorp, Inc	23,901
1,130		FNB Corp	12,825
540		Glacier Bancorp, Inc	8,046
350		Hancock Holding Co	11,263
49,116		Hudson City Bancorp, Inc	346,759
19,210		Huntington Bancshares, Inc	128,515
268,606		Keycorp	2,159,592
36,474		M&T Bank Corp	3,146,612
1,341		MainSource Financial Group, Inc	15,676
5,010	*	MGIC Investment Corp	17,335
1,360		National Penn Bancshares, Inc	12,539
310		NBT Bancorp, Inc	6,370
42,765		New York Community Bancorp, Inc	576,900
3,640		Old National Bancorp	46,665
120		Park National Corp	8,070
5,242		People’s United Financial, Inc	64,686
510	*	Pinnacle Financial Partners, Inc	9,333

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

131,298		PNC Financial Services Group, Inc	$8,707,683
479,916	*	Popular, Inc	854,250
11,168		Provident Financial Services, Inc	164,170
7,470		Radian Group, Inc	23,306
270,659		Regions Financial Corp	1,824,242
240	*	Signature Bank	15,766
997		Susquehanna Bancshares, Inc	10,339
5,180	*	SVB Financial Group	331,986
429		TCF Financial Corp	4,921
350		Trustmark Corp	8,907
650		Umpqua Holdings Corp	8,606
351,974		US Bancorp	11,323,004
1,190		Webster Financial Corp	27,049
1,160	*	Western Alliance Bancorp	10,185
230		Wintrust Financial Corp	8,310
3,075		Zions Bancorporation	62,699

		TOTAL BANKS	44,462,035

CAPITAL GOODS - 8.3%
126,062		3M Co	11,264,900
1,129		A.O. Smith Corp	53,740
1,930	*	A123 Systems, Inc	1,969
416		Actuant Corp (Class A)	11,344
376	*	Aegion Corp	6,862
410	*	American Superconductor Corp	1,693
103,448		Ametek, Inc	5,206,538
2,075		Ampco-Pittsburgh Corp	38,553
1,211		Apogee Enterprises, Inc	18,601
286		Applied Industrial Technologies, Inc	11,240
12,937	*	ArvinMeritor, Inc	84,220
2,565	*	Astec Industries, Inc	80,259
26,640		Barnes Group, Inc	703,296
419	*	Beacon Roofing Supply, Inc	11,183
270		Brady Corp (Class A)	8,378
6,140		Briggs & Stratton Corp	111,134
218		Clarcor, Inc	10,468
350	*	Colfax Corp	11,861
8,544		Cooper Industries plc	534,598
58,404		Cummins, Inc	6,764,935
148,272		Danaher Corp	8,039,308
97,664		Deere & Co	8,043,607
10,241		Dover Corp	641,701
2,776	*	Ducommun, Inc	32,757
80,476		Eaton Corp	3,877,334
345		EMCOR Group, Inc	10,115
163,000		Emerson Electric Co	8,564,020
5,541	*	Energy Recovery, Inc	11,636
390	*	EnerSys	13,631
260	*	EnPro Industries, Inc	10,767
300		ESCO Technologies, Inc	10,320
62,923		Fastenal Co	2,946,055
10,244		Fluor Corp	591,591

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

12,685	*	FuelCell Energy, Inc	$15,729
400		Gardner Denver, Inc	26,056
300		GATX Corp	12,861
267	*	General Cable Corp	7,860
10,483	*	Gibraltar Industries, Inc	141,730
300		Gorman-Rupp Co	8,640
17,103		Graco, Inc	911,761
11,360	*	GrafTech International Ltd	133,366
245		Granite Construction, Inc	6,821
1,410	*	H&E Equipment Services, Inc	27,213
250		Heico Corp	10,080
420	*	Hexcel Corp	11,500
588		Houston Wire & Cable Co	7,226
137,202		Illinois Tool Works, Inc	7,872,651
18,202		Ingersoll-Rand plc	773,949
1,400		Insteel Industries, Inc	15,918
380		Joy Global, Inc	26,893
1,785	*	Layne Christensen Co	36,682
7,468		LB Foster Co (Class A)	200,217
5,300		Lincoln Electric Holdings, Inc	259,753
87,709		Masco Corp	1,156,005
149	*	Middleby Corp	15,119
179		MSC Industrial Direct Co (Class A)	13,194
28,462	*	NCI Building Systems, Inc	341,259
34,012		Nordson Corp	1,833,247
32,404	*	Owens Corning, Inc	1,113,078
67,753		Paccar, Inc	2,910,669
12,606		Pall Corp	751,444
3,050		Parker Hannifin Corp	267,454
9,658		Pentair, Inc	418,578
6,519	*	Polypore International, Inc	243,485
41,992		Precision Castparts Corp	7,406,129
7,710		Quanex Building Products Corp	142,095
19,943	*	Quanta Services, Inc	441,139
17,393		Rockwell Automation, Inc	1,345,175
5,770		Rockwell Collins, Inc	322,485
9,995		Roper Industries, Inc	1,018,491
2,611	*	Rush Enterprises, Inc (Class A)	47,207
305		Sauer-Danfoss, Inc	13,210
22,236	*	Sensata Technologies Holding BV	706,215
259		Simpson Manufacturing Co, Inc	8,037
5,258		Snap-On, Inc	328,835
47,620	*	Spirit Aerosystems Holdings, Inc (Class A)	1,190,500
332		TAL International Group, Inc	13,715
24,715		Tennant Co	1,094,875
293		Timken Co	16,557
2,040	*	TransDigm Group, Inc	257,285
356	*	Trex Co, Inc	11,392
97,095		Tyco International Ltd	5,449,942
25,708		W.W. Grainger, Inc	5,342,637
11,374	*	WABCO Holdings, Inc	716,903
145		Watsco, Inc	10,433

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,845	*	WESCO International, Inc	$255,269
9,810		Westinghouse Air Brake Technologies Corp	763,022

		TOTAL CAPITAL GOODS	104,200,600

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
540		ABM Industries, Inc	12,571
11,411	*	ACCO Brands Corp	120,386
45,218		Avery Dennison Corp	1,446,072
305		Brink’s Co	7,747
970		CDI Corp	17,208
480	*	Copart, Inc	12,677
1,360		Corporate Executive Board Co	56,263
650		Covanta Holding Corp	10,432
3,967		Deluxe Corp	94,454
16,518		Dun & Bradstreet Corp	1,284,770
1,870		Equifax, Inc	85,683
400		Heidrick & Struggles International, Inc	7,800
1,540		Herman Miller, Inc	30,076
5,092		HNI Corp	122,819
940	*	IHS, Inc (Class A)	95,006
1,660	*	Innerworkings, Inc	19,107
19,211		Iron Mountain, Inc	583,438
1,760		Kelly Services, Inc (Class A)	24,622
590		Knoll, Inc	8,726
690	*	Korn/Ferry International	11,144
9,396		Manpower, Inc	400,270
430	*	Mobile Mini, Inc	8,110
970	*	On Assignment, Inc	18,149
10,668		Pitney Bowes, Inc	182,743
34,039		Robert Half International, Inc	1,014,362
760		Schawk, Inc (Class A)	10,237
1,210		Steelcase, Inc (Class A)	10,454
10,180	*	Tetra Tech, Inc	271,806
290		United Stationers, Inc	8,224
457		Viad Corp	8,263
43,814		Waste Management, Inc	1,498,439

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,482,058

CONSUMER DURABLES & APPAREL - 1.4%
1,116		American Greetings Corp (Class A)	17,856
5,420		Callaway Golf Co	33,225
320	*	Carter’s, Inc	17,376
198		Columbia Sportswear Co	9,326
570	*	Deckers Outdoor Corp	29,076
490		Ethan Allen Interiors, Inc	11,368
370	*	Hanesbrands, Inc	10,441
258		Hasbro, Inc	9,479
549	*	Iconix Brand Group, Inc	8,422
1,330		KB Home	11,544
394	*	Maidenform Brands, Inc	8,995
124,011		Mattel, Inc	4,166,769
4,860		Movado Group, Inc	137,781
85,204		Nike, Inc (Class B)	9,531,772

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,874		Oxford Industries, Inc	$233,903
6,845		Phillips-Van Heusen Corp	607,836
397		Pool Corp	14,653
3,639	*	Sealy Corp	7,496
2,129	*	Tempur-Pedic International, Inc	125,270
353	*	True Religion Apparel, Inc	9,588
4,527		Tupperware Corp	281,987
228	*	Under Armour, Inc (Class A)	22,328
976	*	Unifi, Inc	10,853
8,987		VF Corp	1,366,473
193	*	Warnaco Group, Inc	10,221
2,125		Whirlpool Corp	136,043

		TOTAL CONSUMER DURABLES & APPAREL	16,830,081

CONSUMER SERVICES - 2.6%
9,927	*	AFC Enterprises	169,553
339	*	BJ’s Restaurants, Inc	14,641
1,289		Bob Evans Farms, Inc	49,291
22,157		Choice Hotels International, Inc	833,546
457	*	Coinstar, Inc	28,695
25,696		Darden Restaurants, Inc	1,286,856
320	*	DineEquity, Inc	15,546
16,375	*	Gaylord Entertainment Co	515,485
359	*	Jack in the Box, Inc	8,156
71,817		Marriott International, Inc (Class A)	2,807,326
143,717		McDonald’s Corp	14,005,222
2,403	*	Morgans Hotel Group Co	11,919
105	*	Panera Bread Co (Class A)	16,582
258	*	Papa John’s International, Inc	10,392
220	*	Peet’s Coffee & Tea, Inc	16,900
185		PF Chang’s China Bistro, Inc	7,343
1,197	*	Ruby Tuesday, Inc	8,140
5,658	*	Sonic Corp	40,851
184,398		Starbucks Corp	10,580,757
32,325		Starwood Hotels & Resorts Worldwide, Inc	1,913,640
38		Strayer Education, Inc	3,750
460		Universal Technical Institute, Inc	5,520
190		Vail Resorts, Inc	7,748
1,435		Weight Watchers International, Inc	109,002
12,711		Wyndham Worldwide Corp	639,872

		TOTAL CONSUMER SERVICES	33,106,733

DIVERSIFIED FINANCIALS - 6.5%
49,475	*	American Capital Ltd	491,287
190,951		American Express Co	11,497,160
44,588		Ameriprise Financial, Inc	2,417,115
335,367		Bank of New York Mellon Corp	7,931,430
36,971		BlackRock, Inc	7,082,904
128,345		Capital One Financial Corp	7,120,581
430		CBOE Holdings, Inc	11,369
392,521		Charles Schwab Corp	5,613,050

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

15,082		CME Group, Inc	$4,009,097
280		Cohen & Steers, Inc	9,867
136,387		Discover Financial Services	4,623,519
860	*	E*Trade Financial Corp	9,142
6,758		Eaton Vance Corp	177,735
11,480		Evercore Partners, Inc (Class A)	303,416
56,571		Franklin Resources, Inc	7,100,226
350	*	Green Dot Corp	9,236
114		Greenhill & Co, Inc	4,429
19,937	*	IntercontinentalExchange, Inc	2,652,419
350	*	International Assets Holding Corp	7,525
100,968		Invesco Ltd	2,508,045
153	*	Investment Technology Group, Inc	1,561
696		Janus Capital Group, Inc	5,276
870	*	Knight Capital Group, Inc (Class A)	11,432
23,571		Legg Mason, Inc	614,496
9,519		Main Street Capital Corp	243,782
20,690	*	Nasdaq Stock Market, Inc	508,353
27,147	*	NewStar Financial, Inc	322,235
57,081		Northern Trust Corp	2,716,485
70,084		NYSE Euronext	1,804,663
1,600	*	PHH Corp	24,800
3,216	*	Safeguard Scientifics, Inc	52,614
25,379		SEI Investments Co	512,402
122,432		State Street Corp	5,658,807
5,430		SWS Group, Inc	30,625
68,845		T Rowe Price Group, Inc	4,345,152

		TOTAL DIVERSIFIED FINANCIALS	80,432,235

ENERGY - 9.2%
6,789		Alon USA Energy, Inc	61,373
82,983		Apache Corp	7,961,389
49,984	*	ATP Oil & Gas Corp	377,879
866	*	Atwood Oceanics, Inc	38,390
920	*	Basic Energy Services, Inc	13,248
30,280	*	Cal Dive International, Inc	117,184
51,944	*	Cameron International Corp	2,662,130
5,900		CARBO Ceramics, Inc	496,131
1,108	*	Carrizo Oil & Gas, Inc	31,068
680	*	Cheniere Energy, Inc	12,451
181,853		Chesapeake Energy Corp	3,353,369
26,851		Cimarex Energy Co	1,855,673
64,770	*	Clean Energy Fuels Corp	1,246,175
4,100	*	Cobalt International Energy, Inc	109,716
410	*	Comstock Resources, Inc	7,204
3,530	*	Concho Resources, Inc	378,345
9,724	*	Contango Oil & Gas Co	527,624
4,600	*	Continental Resources, Inc	410,550
49,244		Crosstex Energy, Inc	733,736
29,620	*	CVR Energy, Inc	899,263
1,775	*	Dawson Geophysical Co	47,659

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,090		Delek US Holdings, Inc	$82,967
117,535	*	Denbury Resources, Inc	2,237,866
110,505		Devon Energy Corp	7,718,774
587	*	Dresser-Rand Group, Inc	28,575
216,169		El Paso Corp	6,413,734
72,409		EOG Resources, Inc	7,951,232
83,203		Equitable Resources, Inc	4,145,174
1,665	*	Exterran Holdings, Inc	22,494
59,966	*	FMC Technologies, Inc	2,818,402
36,182	*	GMX Resources, Inc	49,569
10,691	*	Goodrich Petroleum Corp	179,288
4,242		Gulf Island Fabrication, Inc	118,861
15,738	*	Gulfmark Offshore, Inc	758,099
38,130	*	Hercules Offshore, Inc	193,700
101,443		Hess Corp	5,289,238
38,439	*	Hornbeck Offshore Services, Inc	1,600,215
11,291	*	ION Geophysical Corp	70,343
829	*	Key Energy Services, Inc	10,495
5,476	*	Kinder Morgan Management LLC	416,924
9,880	*	Kodiak Oil & Gas Corp	87,438
3,574		Lufkin Industries, Inc	274,626
192,925		Marathon Oil Corp	5,660,420
2,100	*	Matrix Service Co	28,665
111,676		National Oilwell Varco, Inc	8,460,574
1,625	*	Natural Gas Services Group, Inc	21,190
35,189	*	Newfield Exploration Co	1,263,285
1,410	*	Newpark Resources, Inc	8,968
30,266		Noble Corp	1,151,924
68,873		Noble Energy, Inc	6,840,466
2,860	*	Northern Oil And Gas, Inc	55,570
430	*	Oasis Petroleum, Inc	14,220
4,748		Oceaneering International, Inc	245,139
4,172	*	Oil States International, Inc	332,008
876	*	OYO Geospace Corp	100,933
27,011	*	Parker Drilling Co	139,647
7,449	*	Petroleum Development Corp	256,171
15,633	*	Petroquest Energy, Inc	94,423
800	*	PHI, Inc	21,304
20,520	*	Pioneer Drilling Co	161,698
42,270		Pioneer Natural Resources Co	4,895,711
1,490	*	Plains Exploration & Production Co	60,867
73,501		Questar Market Resources, Inc	2,264,566
23,105	*	Quicksilver Resources, Inc	108,594
25,898		Range Resources Corp	1,726,361
191,290	*	Rentech, Inc	441,880
7,502	*	Rex Energy Corp	78,846
2,753	*	Rosetta Resources, Inc	138,393
16,786		RPC, Inc	173,567
79		SEACOR Holdings, Inc	7,341
58,118	*	Southwestern Energy Co	1,835,366
216,847		Spectra Energy Corp	6,665,877
22,526		St. Mary Land & Exploration Co	1,489,194

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

11,243		Sunoco, Inc	$554,168
12,990	*	Superior Energy Services	349,691
520	*	Tesco Corp	8,491
1,060	*	Tetra Technologies, Inc	9,233
158		Tidewater, Inc	8,695
32,635	*	Ultra Petroleum Corp	644,868
9,223	*	Unit Corp	389,672
27,670	*	Vantage Drilling Co	43,719
215,172	*	Weatherford International Ltd	3,070,504
71,179		Western Refining, Inc	1,355,960
25,512	*	Whiting Petroleum Corp	1,459,286
7,540	*	Willbros Group, Inc	40,716

		TOTAL ENERGY	114,486,742

FOOD & STAPLES RETAILING - 0.9%
258		Casey’s General Stores, Inc	14,538
278		Harris Teeter Supermarkets, Inc	10,556
66,955		Kroger Co	1,558,043
92,325		Safeway, Inc	1,876,967
3,786		Spartan Stores, Inc	69,019
210,492		Sysco Corp	6,083,219
18,001		Whole Foods Market, Inc	1,495,343

		TOTAL FOOD & STAPLES RETAILING	11,107,685

FOOD, BEVERAGE & TOBACCO - 4.4%
76,853		Campbell Soup Co	2,599,937
17,580		ConAgra Foods, Inc	453,916
201		Diamond Foods, Inc	4,201
178,839		General Mills, Inc	6,955,049
22,739	*	Green Mountain Coffee Roasters, Inc	1,108,526
108,400		H.J. Heinz Co	5,778,804
270	*	Hain Celestial Group, Inc	12,771
3,916		Hormel Foods Corp	113,799
8,579		J.M. Smucker Co	683,146
120,002		Kellogg Co	6,068,501
292,057		Kraft Foods, Inc (Class A)	11,644,313
1,730		Lancaster Colony Corp	112,813
4,692		McCormick & Co, Inc	262,330
10,590		Mead Johnson Nutrition Co	906,080
8,018	*	Monster Beverage Corp	520,849
222,144		PepsiCo, Inc	14,661,504
137,809		Sara Lee Corp	3,037,310
2,194		Tootsie Roll Industries, Inc	52,239
177	*	TreeHouse Foods, Inc	10,179

		TOTAL FOOD, BEVERAGE & TOBACCO	54,986,267

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
2,520	*	Accretive Health, Inc	25,351
111,696		Aetna, Inc	4,919,092
2,141	*	Amsurg Corp	61,575
143,938		Baxter International, Inc	7,975,605
74,595		Becton Dickinson & Co	5,851,978
8,354	*	Centene Corp	330,735

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,060		Chemed Corp	$124,300
39,210		Cigna Corp	1,812,678
1,380	*	Cross Country Healthcare, Inc	6,362
1,396	*	CryoLife, Inc	7,385
3,575	*	Delcath Systems, Inc	10,046
613	*	Gen-Probe, Inc	49,990
2,729	*	Greatbatch, Inc	63,558
150	*	Haemonetics Corp	10,735
1,033	*	Health Management Associates, Inc (Class A)	7,438
3,284	*	Henry Schein, Inc	252,014
15,912		Hill-Rom Holdings, Inc	516,344
790	*	HMS Holdings Corp	19,007
21,657		Humana, Inc	1,747,287
1,185	*	ICU Medical, Inc	62,201
9,117	*	Idexx Laboratories, Inc	801,658
240	*	Integra LifeSciences Holdings Corp	8,935
670		Invacare Corp	10,620
10,687	*	Inverness Medical Innovations, Inc	255,312
11,665	*	LifePoint Hospitals, Inc	455,168
430	*	MAKO Surgical Corp	17,763
360		Masimo Corp	7,967
343	*	MedAssets, Inc	4,325
230,795		Medtronic, Inc	8,816,369
9,297	*	Molina Healthcare, Inc	238,468
2,081	*	MWI Veterinary Supply, Inc	196,447
620	*	Omnicell, Inc	8,848
1,845		Owens & Minor, Inc	53,948
718	*	Palomar Medical Technologies, Inc	6,247
21,497		Patterson Cos, Inc	732,833
510	*	PSS World Medical, Inc	12,204
240		Quality Systems, Inc	8,976
4,996	*	Resmed, Inc	169,914
9,210		STERIS Corp	289,286
102,549		WellPoint, Inc	6,954,873

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	42,903,842

HOUSEHOLD & PERSONAL PRODUCTS - 3.4%
59,462		Avon Products, Inc	1,284,379
15,350		Clorox Co	1,076,035
104,532		Colgate-Palmolive Co	10,342,396
45,100		Estee Lauder Cos (Class A)	2,947,285
98,648		Kimberly-Clark Corp	7,740,909
4,612	*	Medifast, Inc	88,643
319		Nu Skin Enterprises, Inc (Class A)	17,003
312,666		Procter & Gamble Co	19,898,064

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	43,394,714

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

INSURANCE - 6.3%
100,532		ACE Ltd	$7,637,416
151,777		Aflac, Inc	6,836,036
1,984	*	Alleghany Corp	680,314
873		American Equity Investment Life Holding Co	10,703
12,792	*	Arch Capital Group Ltd	502,470
297		Arthur J. Gallagher & Co	11,155
28,824		Aspen Insurance Holdings Ltd	816,296
22,684		Assurant, Inc	915,073
3,638		Axis Capital Holdings Ltd	123,765
216,110	*	Berkshire Hathaway, Inc (Class B)	17,386,049
97,403		Chubb Corp	7,117,237
108,708		Cincinnati Financial Corp	3,872,179
430		Delphi Financial Group, Inc (Class A)	19,531
476		Employers Holdings, Inc	8,244
11,040		Endurance Specialty Holdings Ltd	443,587
730		First American Financial Corp	12,227
166,961	*	Genworth Financial, Inc (Class A)	1,003,436
1,589		Harleysville Group, Inc	95,245
400		Kemper Corp	11,996
88,557		Lincoln National Corp	2,193,557
2,101	*	Markel Corp	925,028
990		Meadowbrook Insurance Group, Inc	8,742
27,100		Montpelier Re Holdings Ltd	556,092
16,911	*	National Financial Partners Corp	249,437
139	*	Navigators Group, Inc	6,602
1,464		PartnerRe Ltd	101,924
128,431	*	Phoenix Cos, Inc	269,705
11,845		Platinum Underwriters Holdings Ltd	433,764
480		Primerica, Inc	12,590
93,756		Principal Financial Group	2,594,229
139		ProAssurance Corp	12,245
218,467		Progressive Corp	4,653,347
7,015		Protective Life Corp	205,259
138,560		Prudential Financial, Inc	8,388,422
200		Reinsurance Group of America, Inc (Class A)	11,628
139		RLI Corp	9,574
179		Safety Insurance Group, Inc	7,133
1,233		SeaBright Insurance Holdings, Inc	11,085
476		Selective Insurance Group, Inc	8,325
941		Stancorp Financial Group, Inc	36,116
2,787		Stewart Information Services Corp	41,025
123,307		Travelers Cos, Inc	7,931,106
29,928		W.R. Berkley Corp	1,127,088
56,294		XL Capital Ltd	1,210,884

		TOTAL INSURANCE	78,507,866

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

MATERIALS - 4.7%
73,637		Air Products & Chemicals, Inc	$6,295,227
1,284		Airgas, Inc	117,666
276,594		Alcoa, Inc	2,691,260
17,900		Allegheny Technologies, Inc	768,626
30,016	*	Allied Nevada Gold Corp	879,169
30,523		AMCOL International Corp	1,006,038
4,761		Aptargroup, Inc	259,522
10,042		Ball Corp	419,354
20,129		Bemis Co, Inc	651,978
11,701		Buckeye Technologies, Inc	379,230
320		Carpenter Technology Corp	17,811
4,220		Celanese Corp (Series A)	204,501
826	*	Clearwater Paper Corp	27,233
40,159		Cleveland-Cliffs, Inc	2,500,299
33,587	*	Coeur d’Alene Mines Corp	723,800
24,333		Commercial Metals Co	359,642
2,065		Compass Minerals International, Inc	158,014
2,331		Domtar Corp	203,916
1,358		Eastman Chemical Co	73,291
91,985		Ecolab, Inc	5,858,525
2,950	*	Ferro Corp	15,310
20,610	*	General Moly, Inc	66,776
530		Globe Specialty Metals, Inc	7,070
19,614		H.B. Fuller Co	645,301
4,864		Innophos Holdings, Inc	239,163
198		International Flavors & Fragrances, Inc	11,921
55,514		International Paper Co	1,849,171
510	*	Kraton Polymers LLC	13,260
1,240	*	Landec Corp	7,986
26,366	*	Louisiana-Pacific Corp	238,612
147,458		LyondellBasell Industries AF S.C.A	6,160,795
10,589	*	McEwen Mining, Inc	40,132
55,636		MeadWestvaco Corp	1,770,338
6,309		Minerals Technologies, Inc	423,334
420		Neenah Paper, Inc	11,995
115,117		Nucor Corp	4,513,737
280	*	OM Group, Inc	6,754
6,320	*	Omnova Solutions, Inc	49,549
8,560	*	Owens-Illinois, Inc	199,020
79,771		Praxair, Inc	9,229,505
274		Quaker Chemical Corp	11,892
3,349		Rock-Tenn Co (Class A)	208,743
960	*	Rockwood Holdings, Inc	53,126
33,885		Royal Gold, Inc	2,099,515
11,005		Sealed Air Corp	211,076
47,235		Sigma-Aldrich Corp	3,348,961
24,664		Sonoco Products Co	817,118
120		Stepan Co	10,903
9,808	*	Stillwater Mining Co	105,240
1,300	*	Texas Petrochemicals, Inc	54,574
16,473		Titanium Metals Corp	243,306

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

14,580		Tredegar Corp	$252,963
9,986		Valspar Corp	510,784
1,674		Wausau Paper Corp	15,167
1,340		Westlake Chemical Corp	85,693
72,570		Worthington Industries, Inc	1,294,649

		TOTAL MATERIALS	58,418,541

MEDIA - 1.9%
524		Arbitron, Inc	19,938
47,087		Cablevision Systems Corp (Class A)	697,829
563		Cinemark Holdings, Inc	12,927
3,490		Clear Channel Outdoor Holdings, Inc (Class A)	26,419
440	*	Digital Generation, Inc	4,083
100,618	*	Discovery Communications, Inc (Class A)	5,475,632
15,098	*	Discovery Communications, Inc (Class C)	750,220
10,572	*	DreamWorks Animation SKG, Inc (Class A)	190,402
3,660	*	Fisher Communications, Inc	120,011
2,205		John Wiley & Sons, Inc (Class A)	99,644
57,737	*	Journal Communications, Inc (Class A)	241,918
66,171	*	Liberty Global, Inc (Class A)	3,295,978
3,530	*	Liberty Global, Inc (Series C)	169,193
2,535		Martha Stewart Living Omnimedia, Inc (Class A)	9,050
46,972	*	New York Times Co (Class A)	296,393
320		Scholastic Corp	9,776
99,816		Time Warner Cable, Inc	8,030,197
8,612	*	Valassis Communications, Inc	172,240
74,170		Virgin Media, Inc	1,821,615
4,387		Washington Post Co (Class B)	1,659,032

		TOTAL MEDIA	23,102,497

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
230,653		Abbott Laboratories	14,314,325
3,635	*	Affymetrix, Inc	16,067
74,833		Agilent Technologies, Inc	3,156,456
29,480	*	Akorn, Inc	357,592
3,523	*	Amylin Pharmaceuticals, Inc	91,281
28,710	*	Ariad Pharmaceuticals, Inc	467,973
3,100	*	Auxilium Pharmaceuticals, Inc	55,552
71,520	*	Biogen Idec, Inc	9,584,395
80	*	Bio-Rad Laboratories, Inc (Class A)	8,639
264,517		Bristol-Myers Squibb Co	8,826,932
4,145	*	Cambrex Corp	26,860
11,376	*	Cepheid, Inc	436,952
26,572	*	Endo Pharmaceuticals Holdings, Inc	933,740
6,371	*	Geron Corp	10,703
186,719	*	Gilead Sciences, Inc	9,711,255
870	*	Immunogen, Inc	11,092
23,378	*	Incyte Corp	530,213
311,744		Johnson & Johnson	20,291,417
29,854	*	Life Technologies Corp	1,384,031
404,598		Merck & Co, Inc	15,876,426

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,780	*	Metabolix, Inc	$4,824
53,459	*	Nektar Therapeutics	407,358
16,998	*	Neurocrine Biosciences, Inc	126,295
5,820	*	Novavax, Inc	7,915
1,360	*	Onyx Pharmaceuticals, Inc	61,894
35,086		PDL BioPharma, Inc	220,691
3,084	*	Progenics Pharmaceuticals, Inc	33,893
16,772	*	Salix Pharmaceuticals Ltd	828,537
11,275	*	Sangamo Biosciences, Inc	52,429
11,333	*	SIGA Technologies, Inc	37,399
8,040	*	Synta Pharmaceuticals Corp	34,974
1,787		Techne Corp	119,622
540	*	Theravance, Inc	11,686
2,460	*	United Therapeutics Corp	107,625
380	*	Viropharma, Inc	8,265
18,796	*	Vivus, Inc	455,239
14,277	*	Waters Corp	1,200,838
2,184	*	Xenoport, Inc	9,981

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	89,821,366

REAL ESTATE - 3.6%
78,308		AMB Property Corp	2,801,860
297		American Campus Communities, Inc	13,202
115,822		American Tower Corp	7,595,607
262,610		Annaly Capital Management, Inc	4,285,795
23,633		Boston Properties, Inc	2,558,272
33,164	*	CBRE Group, Inc	623,815
560		Colonial Properties Trust	12,527
551		Douglas Emmett, Inc	12,805
44,007		Duke Realty Corp	652,184
210		EastGroup Properties, Inc	10,563
515		Equity One, Inc	10,702
2,391		Federal Realty Investment Trust	240,678
66,979	*	First Industrial Realty Trust, Inc	826,521
1,693	*	Forest City Enterprises, Inc (Class A)	27,003
540		Franklin Street Properties Corp	5,438
117,355		HCP, Inc	4,864,365
16,641		Health Care REIT, Inc	942,879
410		Healthcare Realty Trust, Inc	8,807
166,114		Host Marriott Corp	2,764,137
428		Jones Lang LaSalle, Inc	34,214
266		Kilroy Realty Corp	12,622
373		LaSalle Hotel Properties	10,970
10,806		Liberty Property Trust	393,879
8,928		Macerich Co	549,697
873		Medical Properties Trust, Inc	8,189
3,160		Mid-America Apartment Communities, Inc	215,101
540		Piedmont Office Realty Trust, Inc	9,580
1,000		Post Properties, Inc	48,700
140		PS Business Parks, Inc	9,555

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

64,892		RAIT Investment Trust	$314,077
2,610		Regency Centers Corp	117,345
64,265		Simon Property Group, Inc	9,999,634
15,940		Ventas, Inc	937,112
36,059		Vornado Realty Trust	3,095,304
297		Washington Real Estate Investment Trust	8,776

		TOTAL REAL ESTATE	44,021,915

RETAILING - 4.7%
312		Aaron’s, Inc	8,477
533		Advance Auto Parts, Inc	48,929
21,215		American Eagle Outfitters, Inc	382,082
2,243	*	Ann Taylor Stores Corp	62,109
10,368	*	Autozone, Inc	4,107,387
43,666	*	Bed Bath & Beyond, Inc	3,073,650
72,850		Best Buy Co, Inc	1,607,799
820		Big 5 Sporting Goods Corp	6,863
160	*	Blue Nile, Inc	4,845
250		Buckle, Inc	11,545
12,864	*	Carmax, Inc	397,112
10,669		Chico’s FAS, Inc	163,876
550		Express Parent LLC	12,991
12,976		Foot Locker, Inc	396,936
7,232		GameStop Corp (Class A)	164,600
116,241		Gap, Inc	3,312,869
220	*	Genesco, Inc	16,500
75,404		Genuine Parts Co	4,884,671
7,844		HSN, Inc	303,563
32,484		JC Penney Co, Inc	1,171,373
73,367		Kohl’s Corp	3,677,888
102,195	*	Liberty Media Holding Corp (Interactive A)	1,925,354
855	*	LKQ Corp	28,600
290,777		Lowe’s Companies, Inc	9,150,752
28,100		Macy’s, Inc	1,152,662
300		Men’s Wearhouse, Inc	11,112
2,820	*	New York & Co, Inc	11,139
23,262		Nordstrom, Inc	1,299,415
15,969	*	Office Depot, Inc	48,546
2,978	*	O’Reilly Automotive, Inc	314,060
1,840	*	Overstock.com, Inc	11,095
7,030		Petsmart, Inc	409,568
1,869		Pier 1 Imports, Inc	32,109
5,787		RadioShack Corp	29,977
3,100		Ross Stores, Inc	190,929
1,038	*	Sally Beauty Holdings, Inc	27,611
555	*	Shoe Carnival, Inc	10,789
220	*	Shutterfly, Inc	6,846
480		Signet Jewelers Ltd	23,410
157,122		Staples, Inc	2,419,679
2,017		Stein Mart, Inc	12,949
150,524		Target Corp	8,721,360
10,541		Tiffany & Co	721,637

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

182,032		TJX Companies, Inc	$7,592,555
240		Tractor Supply Co	23,618
2,220	*	Tuesday Morning Corp	8,969
791		Ulta Salon Cosmetics & Fragrance, Inc	69,750
2,615		Williams-Sonoma, Inc	101,174

		TOTAL RETAILING	58,171,730

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
16,723	*	Advanced Energy Industries, Inc	199,673
212,102	*	Advanced Micro Devices, Inc	1,561,071
23,881		Analog Devices, Inc	930,881
486,035		Applied Materials, Inc	5,827,560
1,470		Cabot Microelectronics Corp	50,539
230	*	Cymer, Inc	11,923
700		Cypress Semiconductor Corp	10,850
490	*	Diodes, Inc	10,922
880	*	DSP Group, Inc	5,755
23,149	*	Entegris, Inc	204,869
1,530	*	Integrated Device Technology, Inc	10,358
632,447		Intel Corp	17,961,495
430	*	International Rectifier Corp	9,387
622	*	IXYS Corp	7,750
13,560	*	Lattice Semiconductor Corp	74,038
10,904	*	LTX-Credence Corp	75,238
761		Micrel, Inc	8,287
560	*	Microsemi Corp	12,051
2,053	*	Mindspeed Technologies, Inc	10,285
4,246		MKS Instruments, Inc	117,402
115,372	*	Nvidia Corp	1,499,836
420	*	Omnivision Technologies, Inc	7,736
109,072	*	ON Semiconductor Corp	900,935
258		Power Integrations, Inc	9,773
11,334	*	RF Micro Devices, Inc	49,076
3,550	*	Rudolph Technologies, Inc	38,340
4,222	*	Sigma Designs, Inc	23,263
14,837	*	Skyworks Solutions, Inc	402,676
33,452	*	SunPower Corp	187,666
2,198	*	Teradyne, Inc	37,828
262,626		Texas Instruments, Inc	8,388,274
1,460	*	Triquint Semiconductor, Inc	7,125
2,380	*	Ultratech, Inc	76,017

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	38,728,879

SOFTWARE & SERVICES - 8.9%
141,853		Accenture plc	9,213,353
118,886	*	Adobe Systems, Inc	3,989,814
328	*	Advent Software, Inc	8,853
2,144	*	Ansys, Inc	143,798

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

680	*	AOL, Inc	$17,027
40,005	*	Autodesk, Inc	1,574,997
24,610		Broadridge Financial Solutions, Inc	571,198
104,339		CA, Inc	2,756,636
1,110	*	Cadence Design Systems, Inc	12,954
109,485	*	Cognizant Technology Solutions Corp (Class A)	8,027,440
23,135	*	Compuware Corp	201,737
717	*	Convergys Corp	9,586
21,194		Earthlink, Inc	172,095
6,783	*	Equinix, Inc	1,113,769
224		Factset Research Systems, Inc	23,489
380		Fair Isaac Corp	16,302
2,950	*	Fortinet, Inc	77,054
179		Global Payments, Inc	8,311
29,895	*	Google, Inc (Class A)	18,093,351
570	*	Higher One Holdings, Inc	8,989
19,954	*	Informatica Corp	918,283
127,204		International Business Machines Corp	26,341,404
81,223		Intuit, Inc	4,708,497
360		j2 Global, Inc	9,299
359	*	JDA Software Group, Inc	10,368
3,073	*	Knot, Inc	28,487
5,088	*	Liquidity Services, Inc	271,343
9,645		Marchex, Inc (Class B)	33,565
3,657		ModusLink Global Solutions, Inc	18,102
300	*	NetSuite, Inc	13,314
2,845	*	NeuStar, Inc (Class A)	103,416
24,762		NIC, Inc	277,087
472,220		Oracle Corp	13,878,546
42,802	*	Rackspace Hosting, Inc	2,486,368
35,987	*	Salesforce.com, Inc	5,604,255
2,065	*	Seachange International, Inc	16,974
440	*	SolarWinds, Inc	20,640
206,532	*	Symantec Corp	3,411,909
3,580	*	Ultimate Software Group, Inc	276,233
1,550	*	Unisys Corp	28,923
1,190	*	Valueclick, Inc	25,204
423,558	*	Yahoo!, Inc	6,582,091

		TOTAL SOFTWARE & SERVICES	111,105,061

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
15,286	*	Acme Packet, Inc	429,078
330		Adtran, Inc	10,072
21,624	*	Aruba Networks, Inc	456,699
3,467	*	Avid Technology, Inc	30,128
4,414	*	Benchmark Electronics, Inc	70,094
910		Black Box Corp	20,575
16,041	*	Bookham, Inc	46,038
690	*	Calix Networks, Inc	5,492

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

719,512		Cisco Systems, Inc	$14,498,167
980		Cognex Corp	39,445
180	*	Coherent, Inc	9,468
28,604	*	Cray, Inc	318,935
456,166	*	Dell, Inc	7,467,437
1,190	*	DTS, Inc	37,128
382,031	*	EMC Corp	10,777,095
320	*	FEI Co	16,054
18,811	*	Finisar Corp	310,758
13,898	*	Flextronics International Ltd	92,561
360,787		Hewlett-Packard Co	8,933,086
6,250	*	Imation Corp	36,250
2,419	*	Infinera Corp	17,320
5,230	*	Ingram Micro, Inc (Class A)	101,776
4,807		InterDigital, Inc	133,250
3,282	*	Intevac, Inc	26,453
5,892	*	IPG Photonics Corp	285,173
350	*	Itron, Inc	14,280
3,090		Jabil Circuit, Inc	72,461
11,194		Lexmark International, Inc (Class A)	336,939
212		Littelfuse, Inc	13,286
866		Molex, Inc	23,893
104,813	*	Motorola Mobility Holdings, Inc	4,068,841
100,415		Motorola, Inc	5,124,177
417		National Instruments Corp	11,342
1,478	*	Netgear, Inc	56,903
14,946	*	Oplink Communications, Inc	236,745
9,772		Plantronics, Inc	374,463
281	*	Plexus Corp	9,096
27,220	*	Polycom, Inc	361,209
53,452	*	Power-One, Inc	228,775
201,595	*	Quantum Corp	479,796
1,340	*	Rackable Systems, Inc	12,650
17,622	*	Radisys Corp	111,900
610	*	Rofin-Sinar Technologies, Inc	15,372
270	*	Scansource, Inc	8,899
12,046	*	STEC, Inc	99,861
3,009	*	Super Micro Computer, Inc	53,109
1,597		Sycamore Networks, Inc	24,897
4,170	*	Synaptics, Inc	128,061
1,293	*	Tech Data Corp	69,550
45,630		Tellabs, Inc	172,025
10,609	*	Trimble Navigation Ltd	574,371
3,218	*	TTM Technologies, Inc	33,242
1,165	*	Universal Display Corp	52,390
556	*	Vishay Precision Group, Inc	8,051
615,174		Xerox Corp	4,786,054

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	61,731,170

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 1.4%
160		AboveNet, Inc	$13,307
191,862		CenturyTel, Inc	7,398,199
32,957	*	Cincinnati Bell, Inc	125,237
42,592	*	Crown Castle International Corp	2,411,133
382,747		Frontier Communications Corp	1,546,298
4,950	*	Iridium Communications, Inc	43,510
81,905	*	MetroPCS Communications, Inc	597,906
43,055	*	NII Holdings, Inc (Class B)	602,555
2,480	*	SBA Communications Corp (Class A)	133,275
852,186	*	Sprint Nextel Corp	2,113,421
13,046	*	tw telecom inc (Class A)	284,142
485	*	US Cellular Corp	19,022
1,580		USA Mobility, Inc	20,414
5,170	*	Vonage Holdings Corp	10,547
201,223		Windstream Corp	2,261,746

		TOTAL TELECOMMUNICATION SERVICES	17,580,712

TRANSPORTATION - 2.2%
158	*	Allegiant Travel Co	9,284
310		Arkansas Best Corp	4,756
1,620	*	Avis Budget Group, Inc	21,319
32,326		CH Robinson Worldwide, Inc	1,931,155
370		Con-Way, Inc	12,025
281,509		CSX Corp	6,280,466
5,668		Expeditors International Washington, Inc	226,720
931	*	Genesee & Wyoming, Inc (Class A)	50,190
5,480	*	Hawaiian Holdings, Inc	31,017
436		Heartland Express, Inc	6,030
382		International Shipholding Corp	8,083
218		J.B. Hunt Transport Services, Inc	12,062
218	*	Kirby Corp	14,469
180		Landstar System, Inc	9,643
96,254		Norfolk Southern Corp	7,019,804
1,949		Ryder System, Inc	94,955
576	*	Saia, Inc	10,817
189,012		Southwest Airlines Co	1,565,019
137,851		United Parcel Service, Inc (Class B)	10,771,677

		TOTAL TRANSPORTATION	28,079,491

UTILITIES - 4.3%
33,997		Alliant Energy Corp	1,538,024
4,890		American States Water Co	178,191
36,709		Atmos Energy Corp	1,195,979
46,015	*	Calpine Corp	862,781
55,466		Centerpoint Energy, Inc	1,120,968

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

5,106	CH Energy Group, Inc	$335,056
1,701	Chesapeake Utilities Corp	71,476
91,813	Cleco Corp	3,745,970
100,028	Consolidated Edison, Inc	5,946,665
5,184	DTE Energy Co	292,274
510	Empire District Electric Co	10,465
78,958	Idacorp, Inc	3,216,749
210	Integrys Energy Group, Inc	11,474
2,471	ITC Holdings Corp	191,404
11,246	Laclede Group, Inc	442,867
357	MDU Resources Group, Inc	8,190
12,624	MGE Energy, Inc	577,422
6,059	New Jersey Resources Corp	261,991
123,012	NextEra Energy, Inc	7,915,822
140,645	NiSource, Inc	3,466,899
77,913	Northeast Utilities	2,864,861
9,164	Northwest Natural Gas Co	418,795
103,204	NV Energy, Inc	1,718,347
19,308	Oneok, Inc	1,658,364
290	Ormat Technologies, Inc	5,734
183,394	Pepco Holdings, Inc	3,469,814
104,508	PG&E Corp	4,617,163
49,093	Piedmont Natural Gas Co, Inc	1,496,355
240	Pinnacle West Capital Corp	11,604
350	Portland General Electric Co	9,041
53,163	Sempra Energy	3,441,773
6,188	SJW Corp	149,131
16,587	South Jersey Industries, Inc	816,910
270	Unisource Energy Corp	9,828
390	Vectren Corp	11,485
410	Westar Energy, Inc	11,763
14,518	WGL Holdings, Inc	582,317
7,754	Wisconsin Energy Corp	285,657
27,310	Xcel Energy, Inc	739,010

	TOTAL UTILITIES	53,708,619

	TOTAL COMMON STOCKS	1,235,716,396

	(Cost $1,062,145,400)

TIAA-CREF FUNDS - Social Choice Equity Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.5%
$7,000,000	Federal Home Loan Bank (FHLB)	0.030%	05/01/12	$7,000,000

				7,000,000

	TOTAL SHORT-TERM INVESTMENTS			7,000,000

	(Cost $7,000,000)

	TOTAL INVESTMENTS - 99.8%			1,242,716,396
	(Cost $1,069,145,400)

	OTHER ASSETS & LIABILITIES, NET - 0.2%			2,269,416

	NET ASSETS - 100.0%			$1,244,985,812

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.9%

AUSTRALIA - 4.8%
108,815		BHP Billiton Ltd	$4,037,822
441,450	*	Fortescue Metals Group Ltd	2,564,543
91,071		Monadelphous Group Ltd	2,190,929
61,883		Orica Ltd	1,722,179

		TOTAL AUSTRALIA	10,515,473

BRAZIL - 2.5%
270,334		Petroleo Brasileiro S.A. (Preference)	3,019,390
115,376		Vale S.A. (Preference)	2,508,898

		TOTAL BRAZIL	5,528,288

CANADA - 9.9%
106,073		Barrick Gold Corp (Canada)	4,290,810
34,704		Baytex Energy Trust	1,834,181
49,876		Cenovus Energy, Inc (Toronto)	1,810,047
53,423	*	Crescent Point Energy Corp	2,334,095
60,168	*	Detour Gold Corp	1,484,938
25,346		First Quantum Minerals Ltd	526,497
193,263		Potash Corp of Saskatchewan Toronto	8,216,882
25,000		Vermilion Energy Trust	1,212,229

		TOTAL CANADA	21,709,679

CHILE - 1.1%
40,398		Sociedad Quimica y Minera de Chile S.A. (ADR)	2,354,799

		TOTAL CHILE	2,354,799

CHINA - 1.8%
872,400		China Metal Recycling Holdings Ltd	995,549
1,393,000		CNOOC Ltd	2,943,615

		TOTAL CHINA	3,939,164

COLOMBIA - 1.0%
32,537		Ecopetrol S.A. (ADR)	2,105,144

		TOTAL COLOMBIA	2,105,144

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

FRANCE - 1.7%
75,961		Total S.A.	$3,646,402

		TOTAL FRANCE	3,646,402

INDIA - 2.6%
400,852		Coromandel International Ltd	1,946,962
350,749		Engineers India Ltd	1,676,694
459,524		ITC Ltd	2,138,397

		TOTAL INDIA	5,762,053

INDONESIA - 4.6%
10,232,000		PT Charoen Pokphand Indonesia Tbk	3,044,289
422,500		PT Indo Tambangraya Megah	1,823,447
4,608,500	*	PT International Nickel Indonesia Tbk	1,547,793
883,000		PT Tambang Batubara Bukit Asam Tbk	1,767,460
620,500		PT United Tractors Tbk	1,990,501

		TOTAL INDONESIA	10,173,490

ISRAEL - 1.5%
283,393		Israel Chemicals Ltd	3,241,683

		TOTAL ISRAEL	3,241,683

ITALY - 1.0%
43,232		Saipem S.p.A.	2,136,806

		TOTAL ITALY	2,136,806

KOREA, REPUBLIC OF - 0.9%
9,922		Samsung Engineering Co Ltd	1,878,483

		TOTAL KOREA, REPUBLIC OF	1,878,483

MALAYSIA - 2.2%
671,500		Asiatic Development BHD	2,081,247
350,000		Kuala Lumpur Kepong BHD	2,729,679

		TOTAL MALAYSIA	4,810,926

MEXICO - 1.2%
85,918		Fresnillo plc	2,189,121
11,734		Industrias Penoles S.A. de C.V.	548,607

		TOTAL MEXICO	2,737,728

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

NETHERLANDS - 1.1%
67,974		Royal Dutch Shell plc (A Shares)	$2,424,356

		TOTAL NETHERLANDS	2,424,356

NORWAY - 1.2%
51,771		Yara International ASA	2,537,818

		TOTAL NORWAY	2,537,818

PERU - 1.2%
31,237		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,289,151
1,120,234		Volcan Cia Minera S.A.	1,349,117

		TOTAL PERU	2,638,268

POLAND - 0.8%
56,335	*	Jastrzebska Spolka Weglowa S.A.	1,659,843

		TOTAL POLAND	1,659,843

RUSSIA - 2.6%
18,060	f	NovaTek OAO (GDR) (purchased 11/01/11, cost $1,913,232)	2,305,930
158,653	f	Rosneft Oil Co (GDR) (purchased 11/15/11, cost $779,387)	1,136,036
59,119	f	Uralkali (GDR) (purchased 11/01/11, cost $1,525,219)	2,237,081

		TOTAL RUSSIA	5,679,047

SINGAPORE - 2.2%
4,645,000	*	Golden Agri-Resources Ltd	2,749,563
1,081,000		Olam International Ltd	1,972,500

		TOTAL SINGAPORE	4,722,063

SOUTH AFRICA - 1.9%
33,745		Kumba Iron Ore Ltd	2,389,776
36,468		Sasol Ltd	1,733,854

		TOTAL SOUTH AFRICA	4,123,630

SWITZERLAND - 4.1%
25,822	*	Syngenta AG.	9,055,166

		TOTAL SWITZERLAND	9,055,166

TURKEY - 1.1%
111,083		Koza Altin Isletmeleri AS	2,407,097

		TOTAL TURKEY	2,407,097

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

UKRAINE - 2.1%
116,023	*	Kernel Holding S.A.	$2,560,048
146,380	*,f	MHP SA (GDR) (purchased 11/01/11, cost $1,719,077)	2,006,589

		TOTAL UKRAINE	4,566,637

UNITED ARAB EMIRATES - 0.9%
213,819		Dragon Oil plc	2,042,125

		TOTAL UNITED ARAB EMIRATES	2,042,125

UNITED KINGDOM - 10.3%
99,497		Anglo American plc (London)	3,845,036
129,735		Antofagasta plc	2,498,290
49,354		BHP Billiton plc	1,588,796
718,527		Cove Energy plc	2,640,987
63,105		Croda International plc	2,285,584
135,096		Rio Tinto plc	7,572,774
88,988		Tullow Oil plc	2,220,116

		TOTAL UNITED KINGDOM	22,651,583

UNITED STATES - 29.6%
32,895		Alliance Holdings GP LP	1,472,051
48,985		Ball Corp	2,045,614
24,891		CF Industries Holdings, Inc	4,805,456
39,387		Chevron Corp	4,197,079
47,500		Chicago Bridge & Iron Co NV (ADR)	2,109,950
16,104		Cimarex Energy Co	1,112,947
36,446		Cleveland-Cliffs, Inc	2,269,127
22,955	*	Concho Resources, Inc	2,460,317
29,638	*	Continental Resources, Inc	2,645,192
15,716		Core Laboratories NV	2,152,778
25,279		Deere & Co	2,081,979
58,392		Exxon Mobil Corp	5,041,564
23,900		FMC Corp	2,639,755
41,289	*	FMC Technologies, Inc	1,940,583
61,920		International Paper Co	2,062,555
25,360		Joy Global, Inc	1,794,727
65,626	*	Kodiak Oil & Gas Corp	580,790
63,577		Monsanto Co	4,843,296
50,000		Mosaic Co	2,641,000

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

10,643		NewMarket Corp			$2,375,730
46,636	*	Oasis Petroleum, Inc			1,542,253
41,660		Occidental Petroleum Corp			3,800,225
12,500		Pioneer Natural Resources Co			1,447,750
49,143		Rayonier, Inc			2,228,635
24,917	*	Rosetta Resources, Inc			1,252,578
68,316		Southern Copper Corp (NY)			2,246,230
18,916		Walter Energy, Inc			1,254,319

		TOTAL UNITED STATES			65,044,480

		TOTAL COMMON STOCKS			210,092,231

		(Cost $201,580,142)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.1%
GOVERNMENT AGENCY DEBT - 3.1%
$6,700,000		Federal Home Loan Bank (FHLB)	0.030%	05/01/12	6,700,000

		TOTAL GOVERNMENT AGENCY DEBT			6,700,000

		TOTAL SHORT-TERM INVESTMENTS			6,700,000

		(Cost $6,700,000)

		TOTAL INVESTMENTS - 99.0%			216,792,231
		(Cost $208,280,142)

		OTHER ASSETS & LIABILITIES, NET - 1.0%			2,228,955

		NET ASSETS - 100.0%			$219,021,186

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing.
f	Restricted security. At 04/30/2012, the aggregate value of these securities amounted to $7,685,636 or 3.51% of net assets.

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2012

SECTOR	VALUE	% OF NET ASSETS

MATERIALS	$106,075,696	48.4%
ENERGY	68,782,326	31.4
CONSUMER STAPLES	19,282,312	8.8
INDUSTRIALS	13,723,262	6.3
FINANCIALS	2,228,635	1.0
SHORT - TERM INVESTMENTS	6,700,000	3.1
OTHER ASSETS & LIABILITIES, NET	2,228,955	1.0

NET ASSETS	$219,021,186	100.0%

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: June 18, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: June 18, 2012	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Dated: June 18, 2012	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification